Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Target Retirement Income Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (24.6%)
VictoryShares Corporate Bond ETF .......................................... 1,899,203 $ 40,012
VictoryShares Emerging Markets Value Momentum ETF .......................... 156,416 9,386
VictoryShares Free Cash Flow ETF .......................................... 266,746 13,268
VictoryShares Free Cash Flow Growth ETF .................................... 342,786 10,973
VictoryShares International Free Cash Flow Growth ETF (a) ........................ 136,000 4,270
VictoryShares International Value Momentum ETF ............................... 267,086 20,264
VictoryShares Pioneer Asset-Based Income ETF ................................. 280,000 6,955
VictoryShares Short-Term Bond ETF ......................................... 443,598 22,388
VictoryShares Small Cap Free Cash Flow ETF .................................. 200,000 7,506
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 106,772 11,680
VictoryShares US Value Momentum ETF (a) .................................... 93,804 10,191
VictoryShares WestEnd U.S. Sector ETF ...................................... 287,123 14,661
Total Affiliated Exchange-Traded Funds (Cost $136,808)
a
a
a
171,554
Affiliated Mutual Funds (74.9%)
Victory 500 Index Fund, Reward Shares ....................................... 268,058 24,321
Victory Core Plus Bond Fund, Institutional Shares ............................... 8,518,280 77,005
Victory Emerging Markets Fund, Institutional Shares ............................. 225,335 6,945
Victory Global Managed Volatility Fund, Institutional Shares ........................ 2,051,421 24,966
Victory Government Securities Fund, Institutional Shares .......................... 16,957,333 148,885
Victory High Income Fund, Institutional Shares ................................. 4,647,419 31,463
Victory Income Stock Fund, Institutional Shares ................................. 287,050 6,172
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 205,273 5,828
Victory Market Neutral Income Fund, Class I ................................... 4,479,611 41,974
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 198,158 13,451
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 60,279 2,570
Victory RS International Fund, Class R6 ...................................... 1,785,905 28,789
Victory Short-Term Bond Fund, Institutional Shares .............................. 8,468,243 76,807
Victory Small Cap Stock Fund, Institutional Shares ............................... 383,341 6,559
Victory Target Managed Allocation Fund ...................................... 517,866 6,463
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 1,846,949 21,221
Total Affiliated Mutual Funds (Cost $484,651)
a
a
a
523,419
Short-Term Investments (0.0%)(b)
Collateral for Securities Loaned (0.0%):^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (c) ........ 45,414 45
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (c) ............ 45,414 46
Invesco Government & Agency Portfolio, Institutional Shares , 3 .66% (c) ............... 45,414 46
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (c) . 45,414 45
182
Total Short-Term Investments (Cost $182)
a
a
a
182
Total Investments (Cost $621,641) — 99.5% 695,155
Other assets in excess of liabilities —  0.5% 3,146
NET ASSETS - 100.00% $ 698,301
At July 31, 2026, the foreign securities held by the underlying Funds were 23.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on July 31, 2026.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 23,339 $ 48 $ — $ — $ 934 $ 24,321 268,058 $ 48 $ —
Victory Core Plus Bond Fund,
Institutional Shares ...... 75,349 2,922 — — (1,266) 77,005 8,518,280 902 —
Victory Emerging Markets
Fund, Institutional Shares . 6,810 — — — 135 6,945 225,335 — —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 26,586 — (3,026) 707 699 24,966 2,051,421 — —
Victory Government Securities
Fund, Institutional Shares . 148,893 2,525 — — (2,533) 148,885 16,957,333 1,492 —
Victory High Income Fund,
Institutional Shares ...... 31,270 516 — — (323) 31,463 4,647,419 515 —
Victory Income Stock Fund,
Institutional Shares ...... 5,638 30 — — 504 6,172 287,050 30 —
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 5,466 — — — 362 5,828 205,273 — —
Victory Market Neutral Income
Fund, Class I .......... 40,878 561 — — 535 41,974 4,479,611 561 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 13,051 — — — 400 13,451 198,158 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 3,033 — — — (463) 2,570 60,279 — —
Victory RS International Fund,
Class R6 ............. 27,628 — — — 1,161 28,789 1,785,905 — —
Victory Short-Term Bond
Fund, Institutional Shares . 76,320 907 — — (420) 76,807 8,468,243 887 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 5,942 — — — 617 6,559 383,341 — —
Victory Target Managed
Allocation Fund ........ 13,204 — (7,069) 1,981 (1,653) 6,463 517,866 — —
Victory Trivalent International
Fund-Core Equity, Class R6 20,631 — — — 590 21,221 1,846,949 — —
VictoryShares Corporate Bond
ETF ................. 40,789 — — — (777) 40,012 1,899,203 438 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 9,447 — — — (61) 9,386 156,416 82 —
VictoryShares Free Cash Flow
ETF ................. 11,219 — — — 2,049 13,268 266,746 23 —
VictoryShares Free Cash Flow
Growth ETF ........... 10,071 — — — 902 10,973 342,786 — —
VictoryShares International
Free Cash Flow Growth ETF 4,145 — — — 125 4,270 136,000 9 —
VictoryShares International
Value Momentum ETF ... 19,132 — — — 1,132 20,264 267,086 246 —
VictoryShares Pioneer Asset-
Based Income ETF ...... 6,958 — — — (3) 6,955 280,000 109 —
VictoryShares Short-Term
Bond ETF ............ 22,468 — — — (80) 22,388 443,598 252 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 6,494 — — — 1,012 7,506 200,000 10 —
VictoryShares US Small Mid
Cap Value Momentum ETF 11,002 — — — 678 11,680 106,772 56 —
VictoryShares US Value
Momentum ETF ........ 9,553 — — — 638 10,191 93,804 44 —

Victory Portfolios III
Victory Target Retirement Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares WestEnd U.S.
Sector ETF ............ $ 14,069 $ — $ — $ — $ 592 $ 14,661 287,123 $ 24 $ —
$ 689,385 $ 7,509 $ (10,095) $ 2,688 $ 5,486 $ 694,973 55,380,055 $ 5,728 $ —

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Target Retirement 2030 Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (32.9%)
VictoryShares Corporate Bond ETF (a) ........................................ 2,360,410 $ 49,729
VictoryShares Emerging Markets Value Momentum ETF .......................... 407,025 24,424
VictoryShares Free Cash Flow ETF (a) ........................................ 856,759 42,615
VictoryShares Free Cash Flow Growth ETF (a) .................................. 843,261 26,993
VictoryShares International Free Cash Flow Growth ETF .......................... 647,000 20,314
VictoryShares International Value Momentum ETF (a) ............................. 700,880 53,177
VictoryShares Pioneer Asset-Based Income ETF ................................. 540,000 13,414
VictoryShares Short-Term Bond ETF ......................................... 1,418,858 71,610
VictoryShares Small Cap Free Cash Flow ETF .................................. 593,995 22,293
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 284,422 31,114
VictoryShares US Value Momentum ETF (a) .................................... 346,589 37,655
VictoryShares WestEnd U.S. Sector ETF ...................................... 969,469 49,501
Total Affiliated Exchange-Traded Funds (Cost $329,591)
a
a
a
442,839
Affiliated Mutual Funds (66.9%)
Victory 500 Index Fund, Reward Shares ....................................... 790,038 71,680
Victory Core Plus Bond Fund, Institutional Shares ............................... 11,795,245 106,629
Victory Emerging Markets Fund, Institutional Shares ............................. 538,376 16,593
Victory Global Managed Volatility Fund, Institutional Shares ........................ 5,781,351 70,359
Victory Government Securities Fund, Institutional Shares .......................... 23,057,811 202,448
Victory High Income Fund, Institutional Shares ................................. 7,481,105 50,647
Victory Income Stock Fund, Institutional Shares ................................. 1,173,377 25,228
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 713,336 20,252
Victory Market Neutral Income Fund, Class I ................................... 5,148,145 48,238
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 653,362 44,350
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 114,275 4,871
Victory RS International Fund, Class R6 ...................................... 4,624,908 74,553
Victory Short-Term Bond Fund, Institutional Shares .............................. 7,912,606 71,767
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,227,774 21,007
Victory Target Managed Allocation Fund ...................................... 1,097,082 13,692
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 4,935,230 56,706
Total Affiliated Mutual Funds (Cost $775,397)
a
a
a
899,020
Short-Term Investments (0.3%)
Collateral for Securities Loaned (0.3%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (b) ........ 1,159,476 1,159
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (b) ............ 1,159,476 1,160
Invesco Government & Agency Portfolio, Institutional Shares , 3 .66% (b) ............... 1,159,476 1,160
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (b) . 1,159,476 1,159
4,638
Total Short-Term Investments (Cost $4,638)
a
a
a
4,638
Total Investments (Cost $1,109,626) — 100.1% 1,346,497
Liabilities in excess of other assets —  (0.1)% (1,179)
NET ASSETS - 100.00% $ 1,345,318
At July 31, 2026, the foreign securities held by the underlying Funds were 27.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on July 31, 2026.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2030 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 68,787 $ 142 $ — $ — $ 2,751 $ 71,680 790,038 $ 142 $ —
Victory Core Plus Bond Fund,
Institutional Shares ...... 104,172 4,195 — — (1,738) 106,629 11,795,245 1,250 —
Victory Emerging Markets
Fund, Institutional Shares . 16,270 — — — 323 16,593 538,376 — —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 73,548 — (7,019) 1,530 2,300 70,359 5,781,351 — —
Victory Government Securities
Fund, Institutional Shares . 203,816 2,074 — — (3,442) 202,448 23,057,811 2,031 —
Victory High Income Fund,
Institutional Shares ...... 50,337 830 — — (520) 50,647 7,481,105 830 —
Victory Income Stock Fund,
Institutional Shares ...... 23,047 121 — — 2,060 25,228 1,173,377 121 —
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 18,996 — — — 1,256 20,252 713,336 — —
Victory Market Neutral Income
Fund, Class I .......... 45,001 2,635 — — 602 48,238 5,148,145 636 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 43,030 — — — 1,320 44,350 653,362 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 5,749 — — — (878) 4,871 114,275 — —
Victory RS International Fund,
Class R6 ............. 71,547 — — — 3,006 74,553 4,624,908 — —
Victory Short-Term Bond
Fund, Institutional Shares . 71,313 848 — — (394) 71,767 7,912,606 830 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 19,030 — — — 1,977 21,007 1,227,774 — —
Victory Target Managed
Allocation Fund ........ 41,923 — (29,109) 6,611 (5,733) 13,692 1,097,082 — —
Victory Trivalent International
Fund-Core Equity, Class R6 55,127 — — — 1,579 56,706 4,935,230 — —
VictoryShares Corporate Bond
ETF ................. 50,694 — — — (965) 49,729 2,360,410 544 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 24,582 — — — (158) 24,424 407,025 213 —
VictoryShares Free Cash Flow
ETF ................. 36,035 — — — 6,580 42,615 856,759 73 —
VictoryShares Free Cash Flow
Growth ETF ........... 24,775 — — — 2,218 26,993 843,261 — —
VictoryShares International
Free Cash Flow Growth ETF 19,718 — — — 596 20,314 647,000 43 —
VictoryShares International
Value Momentum ETF ... 50,206 — — — 2,971 53,177 700,880 645 —
VictoryShares Pioneer Asset-
Based Income ETF ...... 13,419 — — — (5) 13,414 540,000 209 —
VictoryShares Short-Term
Bond ETF ............ 71,865 — — — (255) 71,610 1,418,858 807 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 19,288 — — — 3,005 22,293 593,995 29 —
VictoryShares US Small Mid
Cap Value Momentum ETF 29,307 — — — 1,807 31,114 284,422 148 —
VictoryShares US Value
Momentum ETF ........ 35,298 — — — 2,357 37,655 346,589 161 —

Victory Portfolios III
Victory Target Retirement 2030 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares WestEnd U.S.
Sector ETF ............ $ 47,504 $ — $ — $ — $ 1,997 $ 49,501 969,469 $ 81 $ —
$ 1,334,384 $ 10,845 $ (36,128) $ 8,141 $ 24,617 $ 1,341,859 87,012,689 $ 8,793 $ —

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Target Retirement 2040 Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (38.9%)
VictoryShares Corporate Bond ETF .......................................... 1,949,335 $ 41,068
VictoryShares Emerging Markets Value Momentum ETF .......................... 823,858 49,437
VictoryShares Free Cash Flow ETF .......................................... 1,816,057 90,331
VictoryShares Free Cash Flow Growth ETF .................................... 1,871,473 59,906
VictoryShares International Free Cash Flow Growth ETF .......................... 1,174,000 36,861
VictoryShares International Value Momentum ETF ............................... 1,252,800 95,052
VictoryShares Pioneer Asset-Based Income ETF ................................. 840,000 20,866
VictoryShares Short-Term Bond ETF ......................................... 1,459,060 73,639
VictoryShares Small Cap Free Cash Flow ETF .................................. 1,009,485 37,886
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 514,983 56,337
VictoryShares US Value Momentum ETF (a) .................................... 757,333 82,280
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,952,689 99,704
Total Affiliated Exchange-Traded Funds (Cost $525,418)
a
a
a
743,367
Affiliated Mutual Funds (60.7%)
Victory 500 Index Fund, Reward Shares ....................................... 1,645,152 149,265
Victory Core Plus Bond Fund, Institutional Shares ............................... 9,112,255 82,375
Victory Emerging Markets Fund, Institutional Shares ............................. 614,467 18,938
Victory Global Managed Volatility Fund, Institutional Shares ........................ 11,840,879 144,103
Victory Government Securities Fund, Institutional Shares .......................... 13,607,264 119,472
Victory High Income Fund, Institutional Shares ................................. 9,090,715 61,544
Victory Income Stock Fund, Institutional Shares ................................. 2,195,261 47,198
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 1,238,380 35,158
Victory Market Neutral Income Fund, Class I ................................... 4,444,072 41,641
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 1,332,576 90,455
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 200,297 8,539
Victory RS International Fund, Class R6 ...................................... 8,662,521 139,640
Victory Short-Term Bond Fund, Institutional Shares .............................. 2,925,516 26,534
Victory Small Cap Stock Fund, Institutional Shares ............................... 2,698,855 46,177
Victory Target Managed Allocation Fund ...................................... 3,728,394 46,530
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 8,848,617 101,671
Total Affiliated Mutual Funds (Cost $901,347)
a
a
a
1,159,240
Short-Term Investments (0.0%)(b)
Collateral for Securities Loaned (0.0%):^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (c) ........ 152,969 153
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (c) ............ 152,969 153
Invesco Government & Agency Portfolio, Institutional Shares , 3 .66% (c) ............... 152,969 153
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (c) . 152,969 153
612
Total Short-Term Investments (Cost $612)
a
a
a
612
Total Investments (Cost $1,427,377) — 99.6% 1,903,219
Other assets in excess of liabilities —  0.4% 7,573
NET ASSETS - 100.00% $ 1,910,792
At July 31, 2026, the foreign securities held by the underlying Funds were 33.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on July 31, 2026.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2040 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 143,241 $ 296 $ — $ — $ 5,728 $ 149,265 1,645,152 $ 296 $ —
Victory Core Plus Bond Fund,
Institutional Shares ...... 82,742 993 — — (1,360) 82,375 9,112,255 972 —
Victory Emerging Markets
Fund, Institutional Shares . 18,569 — — — 369 18,938 614,467 — —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 139,598 — (2,977) 225 7,257 144,103 11,840,879 — —
Victory Government Securities
Fund, Institutional Shares . 117,283 4,221 — — (2,032) 119,472 13,607,264 1,195 —
Victory High Income Fund,
Institutional Shares ...... 61,167 1,008 — — (631) 61,544 9,090,715 1,008 —
Victory Income Stock Fund,
Institutional Shares ...... 43,119 226 — — 3,853 47,198 2,195,261 226 —
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 32,978 — — — 2,180 35,158 1,238,380 — —
Victory Market Neutral Income
Fund, Class I .......... 38,576 2,548 — — 517 41,641 4,444,072 548 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 87,763 — — — 2,692 90,455 1,332,576 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 10,077 — — — (1,538) 8,539 200,297 — —
Victory RS International Fund,
Class R6 ............. 134,009 — — — 5,631 139,640 8,662,521 — —
Victory Short-Term Bond
Fund, Institutional Shares . 26,366 313 — — (145) 26,534 2,925,516 307 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 41,832 — — — 4,345 46,177 2,698,855 — —
Victory Target Managed
Allocation Fund ........ 80,769 — (36,142) 8,105 (6,202) 46,530 3,728,394 — —
Victory Trivalent International
Fund-Core Equity, Class R6 98,839 — — — 2,832 101,671 8,848,617 — —
VictoryShares Corporate Bond
ETF ................. 41,866 — — — (798) 41,068 1,949,335 450 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 49,756 — — — (319) 49,437 823,858 430 —
VictoryShares Free Cash Flow
ETF ................. 76,383 — — — 13,948 90,331 1,816,057 155 —
VictoryShares Free Cash Flow
Growth ETF ........... 54,984 — — — 4,922 59,906 1,871,473 — —
VictoryShares International
Free Cash Flow Growth ETF 33,645 2,194 — — 1,022 36,861 1,174,000 73 —
VictoryShares International
Value Momentum ETF ... 89,741 — — — 5,311 95,052 1,252,800 1,153 —
VictoryShares Pioneer Asset-
Based Income ETF ...... 20,874 — — — (8) 20,866 840,000 326 —
VictoryShares Short-Term
Bond ETF ............ 64,809 9,076 — — (246) 73,639 1,459,060 774 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 32,779 — — — 5,107 37,886 1,009,485 49 —
VictoryShares US Small Mid
Cap Value Momentum ETF 53,064 — — — 3,273 56,337 514,983 268 —
VictoryShares US Value
Momentum ETF ........ 77,130 — — — 5,150 82,280 757,333 352 —

Victory Portfolios III
Victory Target Retirement 2040 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares WestEnd U.S.
Sector ETF ............ $ 95,682 $ — $ — $ — $ 4,022 $ 99,704 1,952,689 $ 163 $ —
$ 1,847,641 $ 20,875 $ (39,119) $ 8,330 $ 64,880 $ 1,902,607 97,606,294 $ 8,745 $ —

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Target Retirement 2050 Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (40.1%)
VictoryShares Corporate Bond ETF .......................................... 698,750 $ 14,721
VictoryShares Emerging Markets Value Momentum ETF .......................... 576,226 34,578
VictoryShares Free Cash Flow ETF (a) ........................................ 1,342,090 66,756
VictoryShares Free Cash Flow Growth ETF .................................... 1,484,836 47,530
VictoryShares International Free Cash Flow Growth ETF (a) ........................ 867,000 27,222
VictoryShares International Value Momentum ETF ............................... 932,283 70,734
VictoryShares Pioneer Asset-Based Income ETF ................................. 400,000 9,936
VictoryShares Small Cap Free Cash Flow ETF .................................. 856,847 32,157
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 288,087 17,203
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 375,468 41,074
VictoryShares US Value Momentum ETF (a) .................................... 576,857 62,673
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,483,654 75,755
Total Affiliated Exchange-Traded Funds (Cost $328,362)
a
a
a
500,339
Affiliated Mutual Funds (59.5%)
Victory 500 Index Fund, Reward Shares ....................................... 1,240,161 112,520
Victory Core Plus Bond Fund, Institutional Shares ............................... 4,756,615 43,000
Victory Emerging Markets Fund, Institutional Shares ............................. 656,526 20,234
Victory Global Managed Volatility Fund, Institutional Shares ........................ 8,577,128 104,384
Victory Government Securities Fund, Institutional Shares .......................... 5,488,725 48,191
Victory High Income Fund, Institutional Shares ................................. 1,447,819 9,802
Victory Income Stock Fund, Institutional Shares ................................. 1,485,506 31,938
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 933,634 26,506
Victory Market Neutral Income Fund, Class I ................................... 1,409,376 13,206
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 1,061,296 72,041
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 116,752 4,977
Victory RS International Fund, Class R6 ...................................... 6,903,956 111,292
Victory Short-Term Bond Fund, Institutional Shares .............................. 109,614 994
Victory Small Cap Stock Fund, Institutional Shares ............................... 2,026,096 34,666
Victory Target Managed Allocation Fund ...................................... 2,536,168 31,651
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 6,698,579 76,967
Total Affiliated Mutual Funds (Cost $548,323)
a
a
a
742,369
Short-Term Investments (0.6%)
Collateral for Securities Loaned (0.6%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (b) ........ 1,730,797 1,731
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (b) ............ 1,730,797 1,730
Invesco Government & Agency Portfolio, Institutional Shares , 3 .66% (b) ............... 1,730,797 1,731
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (b) . 1,730,797 1,731
6,923
Total Short-Term Investments (Cost $6,923)
a
a
a
6,923
Total Investments (Cost $883,608) — 100.2% 1,249,631
Liabilities in excess of other assets —  (0.2)% (3,018)
NET ASSETS - 100.00% $ 1,246,613
At July 31, 2026, the foreign securities held by the underlying Funds were 37.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on July 31, 2026.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2050 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 107,979 $ 223 $ — $ — $ 4,318 $ 112,520 1,240,161 $ 223 $ —
Victory Core Plus Bond Fund,
Institutional Shares ...... 39,204 4,502 — — (706) 43,000 4,756,615 491 —
Victory Emerging Markets
Fund, Institutional Shares . 15,314 5,000 — — (80) 20,234 656,526 — —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 104,835 — (6,035) 581 5,003 104,384 8,577,128 — —
Victory Government Securities
Fund, Institutional Shares . 45,512 3,485 — — (806) 48,191 5,488,725 475 —
Victory High Income Fund,
Institutional Shares ...... 9,742 161 — — (101) 9,802 1,447,819 161 —
Victory Income Stock Fund,
Institutional Shares ...... 29,178 153 — — 2,607 31,938 1,485,506 153 —
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 24,863 — — — 1,643 26,506 933,634 — —
Victory Market Neutral Income
Fund, Class I .......... 10,883 2,168 — — 155 13,206 1,409,376 168 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 69,897 — — — 2,144 72,041 1,061,296 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 5,874 — — — (897) 4,977 116,752 — —
Victory RS International Fund,
Class R6 ............. 101,779 5,000 — — 4,513 111,292 6,903,956 — —
Victory Short-Term Bond
Fund, Institutional Shares . 988 12 — — (6) 994 109,614 11 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 31,404 — — — 3,262 34,666 2,026,096 — —
Victory Target Managed
Allocation Fund ........ 63,277 — (33,119) 7,403 (5,910) 31,651 2,536,168 — —
Victory Trivalent International
Fund-Core Equity, Class R6 72,810 2,000 — — 2,157 76,967 6,698,579 — —
VictoryShares Corporate Bond
ETF ................. 15,007 — — — (286) 14,721 698,750 161 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 34,801 — — — (223) 34,578 576,226 301 —
VictoryShares Free Cash Flow
ETF ................. 56,448 — — — 10,308 66,756 1,342,090 114 —
VictoryShares Free Cash Flow
Growth ETF ........... 43,624 — — — 3,906 47,530 1,484,836 — —
VictoryShares International
Free Cash Flow Growth ETF 22,765 3,950 — — 507 27,222 867,000 50 —
VictoryShares International
Value Momentum ETF ... 66,782 — — — 3,952 70,734 932,283 858 —
VictoryShares Pioneer Asset-
Based Income ETF ...... 9,940 — — — (4) 9,936 400,000 155 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 27,823 — — — 4,334 32,157 856,847 41 —
VictoryShares US Multi-Factor
Minimum Volatility ETF .. 16,934 — — — 269 17,203 288,087 60 —
VictoryShares US Small Mid
Cap Value Momentum ETF 38,688 — — — 2,386 41,074 375,468 196 —
VictoryShares US Value
Momentum ETF ........ 58,749 — — — 3,924 62,673 576,857 268 —

Victory Portfolios III
Victory Target Retirement 2050 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares WestEnd U.S.
Sector ETF ............ $ 72,699 $ — $ — $ — $ 3,056 $ 75,755 1,483,654 $ 124 $ —
$ 1,197,799 $ 26,654 $ (39,154) $ 7,984 $ 49,425 $ 1,242,708 55,330,049 $ 4,010 $ —

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Target Retirement 2060 Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (40.0%)
VictoryShares Corporate Bond ETF .......................................... 81,206 $ 1,711
VictoryShares Emerging Markets Value Momentum ETF .......................... 90,347 5,421
VictoryShares Free Cash Flow ETF .......................................... 218,406 10,863
VictoryShares Free Cash Flow Growth ETF .................................... 212,019 6,787
VictoryShares International Free Cash Flow Growth ETF .......................... 195,000 6,123
VictoryShares International Value Momentum ETF ............................... 148,180 11,243
VictoryShares Small Cap Free Cash Flow ETF .................................. 144,334 5,417
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 43,625 2,605
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 59,930 6,556
VictoryShares US Value Momentum ETF (a) .................................... 92,671 10,068
VictoryShares WestEnd U.S. Sector ETF ...................................... 242,452 12,380
Total Affiliated Exchange-Traded Funds (Cost $51,056)
a
a
a
79,174
Affiliated Mutual Funds (59.5%)
Victory 500 Index Fund, Reward Shares ....................................... 202,726 18,393
Victory Core Plus Bond Fund, Institutional Shares ............................... 625,846 5,658
Victory Emerging Markets Fund, Institutional Shares ............................. 161,013 4,962
Victory Global Managed Volatility Fund, Institutional Shares ........................ 1,321,760 16,086
Victory Government Securities Fund, Institutional Shares .......................... 749,802 6,583
Victory Income Stock Fund, Institutional Shares ................................. 280,156 6,023
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 134,752 3,826
Victory Market Neutral Income Fund, Class I ................................... 113,683 1,065
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 177,886 12,075
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 17,465 745
Victory RS International Fund, Class R6 ...................................... 1,211,386 19,528
Victory Short-Term Bond Fund, Institutional Shares .............................. 138 1
Victory Small Cap Stock Fund, Institutional Shares ............................... 308,357 5,276
Victory Target Managed Allocation Fund ...................................... 404,835 5,052
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 1,067,297 12,263
Total Affiliated Mutual Funds (Cost $87,378)
a
a
a
117,536
Short-Term Investments (0.1%)
Collateral for Securities Loaned (0.1%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (b) ........ 33,375 33
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (b) ............ 33,375 34
Invesco Government & Agency Portfolio, Institutional Shares , 3 .66% (b) ............... 33,375 34
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (b) . 33,375 33
134
Total Short-Term Investments (Cost $134)
a
a
a
134
Total Investments (Cost $138,568) — 99.6% 196,844
Other assets in excess of liabilities —  0.4% 815
NET ASSETS - 100.00% $ 197,659
At July 31, 2026, the foreign securities held by the underlying Funds were 39.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on July 31, 2026.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2060 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 17,651 $ 37 $ — $ — $ 705 $ 18,393 202,726 $ 37 $ —
Victory Core Plus Bond Fund,
Institutional Shares ...... 4,187 1,562 — — (91) 5,658 625,846 61 —
Victory Emerging Markets
Fund, Institutional Shares . 3,933 1,000 — — 29 4,962 161,013 — —
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 15,745 — (496) 38 799 16,086 1,321,760 — —
Victory Government Securities
Fund, Institutional Shares . 6,628 67 — — (112) 6,583 749,802 66 —
Victory Income Stock Fund,
Institutional Shares ...... 5,503 29 — — 491 6,023 280,156 29 —
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 3,588 — — — 238 3,826 134,752 — —
Victory Market Neutral Income
Fund, Class I .......... 543 512 — — 10 1,065 113,683 12 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 11,716 — — — 359 12,075 177,886 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 879 — — — (134) 745 17,465 — —
Victory RS International Fund,
Class R6 ............. 17,747 1,000 — — 781 19,528 1,211,386 — —
Victory Short-Term Bond
Fund, Institutional Shares . 1 — * — — — * 1 138 — * —
Victory Small Cap Stock Fund,
Institutional Shares ...... 4,780 — — — 496 5,276 308,357 — —
Victory Target Managed
Allocation Fund ........ 10,357 — (5,546) 1,197 (956) 5,052 404,835 — —
Victory Trivalent International
Fund-Core Equity, Class R6 10,934 1,000 — — 329 12,263 1,067,297 — —
VictoryShares Corporate Bond
ETF ................. 1,744 — — — (33) 1,711 81,206 19 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 5,456 — — — (35) 5,421 90,347 47 —
VictoryShares Free Cash Flow
ETF ................. 9,186 — — — 1,677 10,863 218,406 19 —
VictoryShares Free Cash Flow
Growth ETF ........... 6,229 — — — 558 6,787 212,019 — —
VictoryShares International
Free Cash Flow Growth ETF 5,943 — — — 180 6,123 195,000 13 —
VictoryShares International
Value Momentum ETF ... 10,615 — — — 628 11,243 148,180 135 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 4,687 — — — 730 5,417 144,334 7 —
VictoryShares US Multi-Factor
Minimum Volatility ETF .. 2,564 — — — 41 2,605 43,625 9 —
VictoryShares US Small Mid
Cap Value Momentum ETF 6,175 — — — 381 6,556 59,930 31 —
VictoryShares US Value
Momentum ETF ........ 9,438 — — — 630 10,068 92,671 43 —
VictoryShares WestEnd U.S.
Sector ETF ............ 11,880 — — — 500 12,380 242,452 20 —
$ 188,109 $ 5,207 $ (6,042) $ 1,235 $ 8,201 $ 196,710 8,305,272 $ 548 $ —
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.7%)
Australia (1.0%):
Industrials (0.3%):
Brambles Ltd. ......................................................... 44,969 $ 617
Computershare Ltd. ..................................................... 20,408 587
1,204
Materials (0.7%):
BHP Group Ltd. ........................................................ 39,960 1,684
Fortescue Ltd. ......................................................... 56,125 728
2,412
3,616
Belgium (0.1%):
Consumer Discretionary (0.1%):
D'ieteren Group ........................................................ 1,481 306
Brazil (0.8%):
Energy (0.1%):
Petroleo Brasileiro SA - Petrobras, Preference Shares ............................. 68,000 582
Financials (0.4%):
Itau Unibanco Holding SA, Preference Shares .................................. 164,603 1,393
Materials (0.3%):
Vale SA .............................................................. 73,697 1,109
3,084
Canada (2.8%):
Consumer Discretionary (0.2%):
Magna International, Inc. ................................................. 13,627 935
Consumer Staples (0.5%):
George Weston Ltd. ..................................................... 7,131 533
Loblaw Cos. Ltd. ....................................................... 29,408 1,381
1,914
Energy (0.4%):
Suncor Energy, Inc. ..................................................... 22,149 1,487
Financials (1.2%):
Canadian Imperial Bank of Commerce ........................................ 11,423 1,353
iA Financial Corp., Inc. ................................................... 6,816 1,008
Manulife Financial Corp. ................................................. 25,009 1,111
Sun Life Financial, Inc. .................................................. 11,235 932
4,404
Information Technology (0.2%):
Celestica, Inc.(a) ....................................................... 2,251 745
Materials (0.3%):
Barrick Mining Corp. .................................................... 7,903 290
Kinross Gold Corp. ..................................................... 19,962 460
Lundin Gold, Inc. ....................................................... 4,997 280
1,030
10,515
China (2.0%):
Communication Services (0.1%):
Kuaishou Technology, Class B(b) ........................................... 38,000 212
NetEase, Inc. .......................................................... 11,500 306
518
Consumer Discretionary (0.3%):
ANTA Sports Products Ltd. ................................................ 25,800 260
JD.com, Inc., Class A .................................................... 30,150 496
Vipshop Holdings Ltd., ADR .............................................. 26,495 406
1,162

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
Energy (0.3%):
PetroChina Co. Ltd., Class H .............................................. 928,000 $ 1,181
Financials (1.1%):
Agricultural Bank of China Ltd., Class H ...................................... 1,255,000 1,009
China Life Insurance Co. Ltd., Class H ....................................... 304,000 1,132
Industrial & Commercial Bank of China Ltd., Class H ............................. 1,828,000 1,749
3,890
Materials (0.2%):
Zijin Mining Group Co. Ltd., Class H ........................................ 136,000 577
7,328
Denmark (0.2%):
Health Care (0.2%):
Genmab A/S(a)(c) ...................................................... 2,474 712
France (1.9%):
Communication Services (0.3%):
Orange SA ............................................................ 54,847 1,048
Health Care (0.1%):
Ipsen SA ............................................................. 2,688 519
Industrials (1.0%):
Bouygues SA .......................................................... 8,749 493
Cie de Saint-Gobain SA .................................................. 10,903 1,025
Eiffage SA ............................................................ 4,458 634
Safran SA ............................................................ 1,640 644
Thales SA ............................................................ 2,032 578
Vinci SA ............................................................. 2,478 350
3,724
Utilities (0.5%):
Engie SA(c) ........................................................... 61,160 1,906
7,197
Germany (2.4%):
Communication Services (0.2%):
Deutsche Telekom AG ................................................... 24,983 771
Consumer Discretionary (0.2%):
Continental AG ........................................................ 8,006 666
Financials (0.6%):
Allianz SE, Registered Shares .............................................. 1,424 709
Deutsche Bank AG, Registered Shares ........................................ 29,820 1,097
Talanx AG ............................................................ 4,707 626
2,432
Health Care (0.1%):
Bayer AG, Registered Shares .............................................. 6,691 371
Industrials (0.8%):
Deutsche Post AG ...................................................... 15,787 1,054
GEA Group AG ........................................................ 9,993 710
Siemens Energy AG ..................................................... 7,947 1,358
3,122
Materials (0.3%):
Heidelberg Materials AG ................................................. 5,642 1,050
Utilities (0.2%):
E.ON SE ............................................................. 27,623 595
9,007
Hong Kong (0.8%):
Consumer Staples (0.2%):
WH Group Ltd.(b) ...................................................... 601,500 647

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
Financials (0.5%):
BOC Hong Kong Holdings Ltd. ............................................ 263,000 $ 1,749
Industrials (0.1%):
SITC International Holdings Co. Ltd. ......................................... 103,000 519
2,915
Hungary (0.5%):
Financials (0.5%):
OTP Bank Nyrt ........................................................ 12,495 1,853
India (0.7%):
Communication Services (0.1%):
Bharti Airtel Ltd. ....................................................... 22,761 470
Health Care (0.2%):
Sun Pharmaceutical Industries Ltd. .......................................... 32,555 679
Industrials (0.1%):
Bharat Electronics Ltd. ................................................... 64,110 261
Information Technology (0.3%):
HCL Technologies Ltd. ................................................... 31,254 442
Infosys Ltd. ........................................................... 49,215 584
Tata Consultancy Services Ltd. ............................................. 8,374 208
1,234
2,644
Ireland (1.9%):
Consumer Discretionary (0.2%):
PDD Holdings, Inc., ADR(a) ............................................... 7,734 685
Industrials (0.5%):
Trane Technologies PLC .................................................. 4,071 1,852
Information Technology (0.8%):
Accenture PLC, Class A .................................................. 5,702 946
TE Connectivity PLC .................................................... 10,254 2,109
3,055
Materials (0.4%):
CRH PLC ............................................................ 14,703 1,397
6,989
Israel (0.5%):
Financials (0.4%):
Bank Hapoalim BM ..................................................... 15,960 388
Bank Leumi Le-Israel BM ................................................ 53,325 1,261
1,649
Health Care (0.1%):
Teva Pharmaceutical Industries Ltd., ADR(a) ................................... 5,408 189
1,838
Italy (0.3%):
Utilities (0.3%):
Enel SpA ............................................................. 107,355 1,212
Japan (4.1%):
Communication Services (0.1%):
KDDI Corp. ........................................................... 24,400 449
Consumer Discretionary (0.9%):
Asics Corp. ........................................................... 19,100 563
Isuzu Motors Ltd. ....................................................... 40,900 610
Subaru Corp. .......................................................... 41,200 702
Suzuki Motor Corp. ..................................................... 97,900 1,278
3,153
Financials (0.7%):
SBI Holdings, Inc. ...................................................... 39,400 744
Sompo Holdings, Inc. .................................................... 17,900 795

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
Tokio Marine Holdings, Inc. ............................................... 19,300 $ 983
2,522
Health Care (0.3%):
Chugai Pharmaceutical Co. Ltd. ............................................ 7,600 330
Shionogi & Co. Ltd. ..................................................... 43,300 783
1,113
Industrials (1.1%):
Central Japan Railway Co. ................................................ 21,400 533
Fujikura Ltd. .......................................................... 14,400 365
Sumitomo Corp. ........................................................ 171,200 1,777
Toyota Tsusho Corp. ..................................................... 36,100 1,499
4,174
Information Technology (0.7%):
Advantest Corp. ........................................................ 5,600 1,107
Fujitsu Ltd. ........................................................... 17,700 408
Kioxia Holdings Corp.(a) ................................................. 2,200 613
NEC Corp. ........................................................... 13,800 410
2,538
Materials (0.2%):
Nitto Denko Corp. ...................................................... 37,400 790
Utilities (0.1%):
Chubu Electric Power Co., Inc. ............................................. 27,600 478
15,217
Mexico (0.5%):
Financials (0.2%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 61,036 707
Materials (0.3%):
Grupo Mexico SAB de CV, Class B .......................................... 96,520 1,158
1,865
Netherlands (0.8%):
Communication Services (0.2%):
Koninklijke KPN NV .................................................... 197,562 933
Consumer Staples (0.3%):
Koninklijke Ahold Delhaize NV ............................................ 26,671 1,055
X5 Retail Group NV, GDR(a)(d)(e) .......................................... 18,705 —
1,055
Industrials (0.1%):
Wolters Kluwer NV ..................................................... 2,450 192
Information Technology (0.2%):
ASML Holding NV ..................................................... 565 931
3,111
Norway (0.3%):
Communication Services (0.2%):
Telenor ASA .......................................................... 44,402 628
Materials (0.1%):
Norsk Hydro ASA ...................................................... 52,151 481
1,109
Peru (0.3%):
Financials (0.3%):
Credicorp Ltd. ......................................................... 2,476 992
Russian Federation (0.0%):
Energy (0.0%):
LUKOIL PJSC(a)(d)(e) .................................................. 34,009 —
Tatneft PJSC(a)(d)(e) .................................................... 90,761 —
—

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
Financials (0.0%):
Sberbank of Russia PJSC(a)(d)(e) ........................................... 409,312 $ —
Materials (0.0%):
MMC Norilsk Nickel PJSC(a)(d)(e) .......................................... 524,900 —
—
Singapore (0.6%):
Financials (0.6%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 56,900 1,293
Singapore Exchange Ltd. ................................................. 54,700 1,043
2,336
South Africa (0.6%):
Financials (0.4%):
FirstRand Ltd. ......................................................... 136,189 815
Standard Bank Group Ltd. ................................................ 37,156 740
1,555
Materials (0.2%):
Gold Fields Ltd. ........................................................ 22,854 738
2,293
South Korea (2.2%):
Consumer Discretionary (0.4%):
Kia Corp. ............................................................ 17,837 1,609
Information Technology (1.8%):
Samsung Electronics Co. Ltd. .............................................. 18,378 3,200
SK hynix, Inc. ......................................................... 2,902 3,296
6,496
8,105
Spain (2.1%):
Financials (1.0%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 80,912 2,268
Banco Santander SA ..................................................... 112,417 1,598
3,866
Industrials (0.4%):
ACS Actividades de Construccion y Servicios SA ................................ 6,612 843
Aena SME SA(b) ....................................................... 22,815 703
1,546
Utilities (0.7%):
Endesa SA ............................................................ 22,845 1,112
Iberdrola SA .......................................................... 58,836 1,398
2,510
7,922
Sweden (0.3%):
Industrials (0.2%):
Volvo AB, Class B ...................................................... 17,767 680
Information Technology (0.1%):
Telefonaktiebolaget LM Ericsson, Class B ..................................... 54,486 536
1,216
Switzerland (1.9%):
Consumer Staples (0.3%):
Coca-Cola HBC AG(a) ................................................... 15,614 1,053
Financials (0.1%):
Zurich Insurance Group AG ............................................... 499 380
Health Care (1.2%):
Novartis AG, Registered Shares ............................................. 13,689 2,141
Roche Holding AG ...................................................... 4,862 2,126
4,267

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Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
Industrials (0.1%):
Schindler Holding AG, Participation Certificates ................................. 1,147 $ 361
Information Technology (0.1%):
Logitech International SA, Class R(c) ........................................ 4,892 500
Materials (0.1%):
Holcim AG(a) ......................................................... 5,069 460
7,021
Taiwan (2.5%):
Information Technology (2.5%):
Accton Technology Corp. ................................................. 9,000 583
Delta Electronics, Inc. ................................................... 24,000 1,181
MediaTek, Inc. ......................................................... 10,000 1,065
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 88,000 6,510
9,339
United Kingdom (4.4%):
Consumer Discretionary (0.4%):
Next PLC ............................................................ 6,574 1,316
Consumer Staples (0.8%):
British American Tobacco PLC ............................................. 10,411 631
Imperial Brands PLC .................................................... 37,236 1,413
Reckitt Benckiser Group PLC .............................................. 4,331 306
Tesco PLC ............................................................ 106,962 704
3,054
Energy (0.7%):
BP PLC .............................................................. 81,749 614
Shell PLC ............................................................ 39,791 1,821
2,435
Financials (0.8%):
HSBC Holdings PLC .................................................... 138,912 2,958
Health Care (0.4%):
GSK PLC ............................................................ 55,558 1,444
Industrials (0.7%):
International Consolidated Airlines Group SA ................................... 88,485 517
Rolls-Royce Holdings PLC ................................................ 109,865 2,191
2,708
Materials (0.4%):
Rio Tinto PLC ......................................................... 15,796 1,535
Utilities (0.2%):
Centrica PLC .......................................................... 366,089 764
16,214
United States (63.1%):
Communication Services (6.7%):
Alphabet, Inc., Class C ................................................... 32,022 11,420
Alphabet, Inc., Class A ................................................... 22,168 7,895
AT&T, Inc. ........................................................... 86,379 2,008
Fox Corp., Class A ...................................................... 13,102 763
T-Mobile US, Inc. ...................................................... 6,061 1,047
Verizon Communications, Inc. .............................................. 36,609 1,714
24,847
Consumer Discretionary (3.9%):
Booking Holdings, Inc. ................................................... 13,309 2,567
eBay, Inc. ............................................................ 7,145 815
Expedia Group, Inc. ..................................................... 7,577 2,233
General Motors Co. ..................................................... 31,991 2,843
Las Vegas Sands Corp. ................................................... 22,129 1,082
NVR, Inc.(a) .......................................................... 37 227
Ross Stores, Inc. ....................................................... 6,646 1,669

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Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
Tapestry, Inc. .......................................................... 14,143 $ 2,155
The TJX Cos., Inc. ...................................................... 6,717 1,057
14,648
Consumer Staples (2.5%):
Altria Group, Inc. ....................................................... 25,737 1,758
Dollar General Corp. .................................................... 10,773 1,369
Dollar Tree, Inc.(a) ...................................................... 12,784 1,626
Monster Beverage Corp.(a) ................................................ 12,979 1,251
Philip Morris International, Inc. ............................................. 3,208 612
Target Corp. .......................................................... 8,214 1,187
Walmart, Inc. .......................................................... 11,852 1,318
9,121
Energy (2.1%):
EOG Resources, Inc. .................................................... 12,054 1,792
Halliburton Co. ........................................................ 43,070 1,389
Marathon Petroleum Corp. ................................................ 6,840 2,165
Valero Energy Corp. ..................................................... 7,333 2,295
7,641
Financials (8.9%):
American Express Co. ................................................... 5,462 1,837
Ameriprise Financial, Inc. ................................................. 3,463 1,890
Capital One Financial Corp. ............................................... 8,367 1,749
Citigroup, Inc. ......................................................... 8,913 1,180
Fidelity National Financial, Inc. ............................................ 19,406 1,001
Interactive Brokers Group, Inc., Class A ....................................... 19,436 1,710
JPMorgan Chase & Co. .................................................. 15,101 5,312
Loews Corp. .......................................................... 12,040 1,397
Mastercard, Inc., Class A ................................................. 2,214 1,269
PayPal Holdings, Inc. .................................................... 43,450 2,486
Regions Financial Corp. .................................................. 59,472 1,841
SEI Investments Co. ..................................................... 7,969 821
Synchrony Financial ..................................................... 24,757 1,876
The Allstate Corp. ...................................................... 8,604 2,272
The Charles Schwab Corp. ................................................ 5,825 613
The Goldman Sachs Group, Inc. ............................................ 2,731 2,781
The Hartford Insurance Group, Inc. .......................................... 5,608 796
The Progressive Corp. ................................................... 6,048 1,279
U.S. Bancorp .......................................................... 16,197 1,020
33,130
Health Care (7.0%):
AbbVie, Inc. .......................................................... 12,920 3,242
Bristol-Myers Squibb Co. ................................................. 36,840 2,406
Cardinal Health, Inc. .................................................... 9,977 2,295
Cencora, Inc. .......................................................... 4,875 1,518
CVS Health Corp. ...................................................... 10,275 1,073
Gilead Sciences, Inc. .................................................... 18,665 2,430
Johnson & Johnson ..................................................... 13,400 3,435
McKesson Corp. ....................................................... 2,529 2,165
Merck & Co., Inc. ...................................................... 22,028 2,868
Royalty Pharma PLC, Class A .............................................. 21,084 1,232
The Cigna Group ....................................................... 4,894 1,366
UnitedHealth Group, Inc. ................................................. 1,367 567
Zoetis, Inc., Class A ..................................................... 20,240 1,564
26,161
Industrials (6.7%):
Automatic Data Processing, Inc. ............................................ 2,399 639
C.H. Robinson Worldwide, Inc. ............................................. 8,618 1,273
Caterpillar, Inc. ........................................................ 3,026 2,466
Comfort Systems USA, Inc. ............................................... 1,418 2,453
Cummins, Inc. ......................................................... 2,009 1,274
Delta Air Lines, Inc. ..................................................... 12,634 1,105

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
EMCOR Group, Inc. .................................................... 2,836 $ 2,262
Expeditors International of Washington, Inc. .................................... 9,360 1,571
FedEx Corp. .......................................................... 3,390 1,042
Ferguson Enterprises, Inc. ................................................. 5,854 1,372
General Dynamics Corp. .................................................. 1,326 508
General Electric Co. ..................................................... 7,127 2,566
Leidos Holdings, Inc. .................................................... 8,993 1,040
Lockheed Martin Corp. ................................................... 2,810 1,637
United Airlines Holdings, Inc.(a) ............................................ 6,220 755
United Parcel Service, Inc., Class B .......................................... 15,765 1,643
Vertiv Holdings Co., Class A ............................................... 5,120 1,237
24,843
Information Technology (20.8%):
Adobe, Inc.(a) ......................................................... 2,966 743
Amphenol Corp., Class A ................................................. 12,254 1,969
Apple, Inc. ........................................................... 75,521 23,329
Applied Materials, Inc. ................................................... 4,063 2,063
Cisco Systems, Inc. ..................................................... 36,016 4,177
Cognizant Technology Solutions Corp., Class A ................................. 19,504 1,080
Dell Technologies, Inc., Class C ............................................ 6,543 2,652
Dropbox, Inc., Class A(a) ................................................. 9,279 302
Fortinet, Inc.(a) ........................................................ 3,684 597
GoDaddy, Inc., Class A(a) ................................................. 8,639 715
International Business Machines Corp. ........................................ 7,270 1,626
Jabil, Inc. ............................................................ 6,404 2,018
KLA Corp. ........................................................... 1,561 285
Lam Research Corp. ..................................................... 9,867 2,891
Micron Technology, Inc. .................................................. 6,736 5,544
Motorola Solutions, Inc. .................................................. 1,657 722
NetApp, Inc. .......................................................... 11,905 2,125
NVIDIA Corp. ......................................................... 107,162 21,513
Seagate Technology Holdings PLC .......................................... 2,459 2,105
VeriSign, Inc. .......................................................... 3,308 959
77,415
Materials (2.6%):
Anglogold Ashanti PLC .................................................. 11,157 844
CF Industries Holdings, Inc. ............................................... 11,119 1,392
Newmont Corp. ........................................................ 18,248 1,710
Nucor Corp. ........................................................... 7,097 1,826
Packaging Corp. of America ............................................... 3,271 804
Reliance, Inc. .......................................................... 3,202 1,300
Steel Dynamics, Inc. ..................................................... 7,647 1,922
9,798
Utilities (1.9%):
Edison International ..................................................... 19,330 1,418
Evergy, Inc. ........................................................... 16,694 1,386
Eversource Energy ...................................................... 7,628 546
NiSource, Inc. ......................................................... 32,471 1,443
NRG Energy, Inc. ....................................................... 10,571 1,419
PG&E Corp. .......................................................... 50,798 883
7,095
234,699
Uruguay (0.1%):
Consumer Discretionary (0.1%):
MercadoLibre, Inc.(a) .................................................... 182 342
Total Common Stocks (Cost $272,409) 370,997

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2026, the fair value of these securities was
$1,562 (thousands) and amounted to 0.4% of net assets.
(c) All or a portion of this security is on loan.
(d) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at July 31,
2026 (amounts in thousands):
(e) Security was fair valued using significant unobservable inputs as of July 31, 2026.
(f) Rate disclosed is the daily yield on July 31, 2026.
Security Description Shares
Value
(000)
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc., expiring 3/31/40(a)(e) ............................... 1,403 $ —
Total Warrants (Cost $–) —
Short-Term Investments (0.6%)
Collateral for Securities Loaned (0.6%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.57%(f) ........ 524,819 525
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.60%(f) ............ 524,819 524
Invesco Government & Agency Portfolio, Institutional Shares, 3.66%(f) ................ 524,819 525
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.59%(f) . 524,819 525
Total Short-Term Investments (Cost $2,099) 2,099
Total Investments (Cost $274,508) — 100.3% 373,096
Liabilities in excess of other assets — (0.3)% (917)
NET ASSETS - 100.00% $ 372,179
Security Name Acquisition Date Cost Value
LUKOIL PJSC ..................................................... 4/22/20 $ 2,312 $ —
MMC Norilsk Nickel PJSC ............................................ 9/30/19 1,604 —
Sberbank of Russia PJSC ............................................. 4/22/20 1,393 —
Tatneft PJSC ...................................................... 12/21/20 608 —
X5 Retail Group NV, GDR ............................................ 11/11/21 637 —
Total (–% of net assets) $6,554 $—
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.2%)
Australia (1.8%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd. ................................................... 66,558 $ 2,991
Financials (0.5%):
ANZ Group Holdings Ltd. ................................................ 58,097 1,518
Macquarie Group Ltd. ................................................... 18,540 3,290
QBE Insurance Group Ltd. ................................................ 56,082 973
5,781
Industrials (0.1%):
Computershare Ltd. ..................................................... 28,049 806
Qantas Airways Ltd. ..................................................... 112,462 782
1,588
Materials (0.5%):
BHP Group Ltd. ........................................................ 103,587 4,365
Rio Tinto Ltd. ......................................................... 10,681 1,273
5,638
Real Estate (0.4%):
Charter Hall Group(a) .................................................... 58,889 963
Goodman Group ....................................................... 26,482 551
Scentre Group ......................................................... 1,061,548 2,914
4,428
20,426
Austria (0.5%):
Financials (0.5%):
BAWAG Group AG(b) ................................................... 27,040 5,483
Belgium (0.6%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA ................................................ 25,172 2,186
Health Care (0.2%):
Argenx SE(c) .......................................................... 1,237 1,059
UCB SA ............................................................. 3,440 883
1,942
Industrials (0.0%):(d)
Cenergy Holdings SA .................................................... 13,100 327
Information Technology (0.1%):
Melexis NV ........................................................... 17,385 1,365
Materials (0.1%):
Titan SA ............................................................. 10,265 618
6,438
Brazil (0.1%):
Consumer Discretionary (0.0%):(d)
Vivara Participacoes SA .................................................. 66,300 290
Energy (0.1%):
Brava Energia ......................................................... 70,050 274
PRIO SA(c) ........................................................... 27,800 334
608
Financials (0.0%):(d)
Banco do Estado do Rio Grande do Sul SA, Preference Shares ....................... 91,100 253
Pagseguro Digital Ltd., Class A ............................................. 20,287 195
448
1,346
Canada (2.0%):
Consumer Discretionary (0.1%):
Aritzia , Inc.(c) ......................................................... 12,371 1,233

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
Consumer Staples (0.3%):
George Weston Ltd. ..................................................... 35,375 $ 2,644
Energy (0.1%):
Parex Resources, Inc. .................................................... 57,932 1,003
Financials (0.9%):
Manulife Financial Corp. ................................................. 125,460 5,573
National Bank of Canada ................................................. 27,514 4,451
10,024
Industrials (0.3%):
Bombardier, Inc., Class B(c) ............................................... 15,333 3,695
Information Technology (0.1%):
Constellation Software, Inc. ............................................... 551 1,180
Materials (0.2%):
Agnico Eagle Mines Ltd. ................................................. 11,854 1,721
Stella-Jones, Inc. ....................................................... 8,914 492
2,213
21,992
Chile (0.1%):
Real Estate (0.1%):
Parque Arauco SA ...................................................... 88,078 374
Utilities (0.0%):(d)
Enel Chile SA ......................................................... 3,628,730 321
695
China (0.4%):
Communication Services (0.1%):
Tencent Holdings Ltd. ................................................... 23,500 1,436
Consumer Discretionary (0.1%):
361 Degrees International Ltd. ............................................. 415,000 247
TravelSky Technology Ltd., Class H ......................................... 178,000 197
444
Consumer Staples (0.0%):(d)
Guoquan Food Shanghai Co. Ltd., Class H(a) ................................... 696,725 180
Health Care (0.1%):
AK Medical Holdings Ltd.(b) .............................................. 315,752 222
Shanghai Conant Optical Co. Ltd., Class H(a) ................................... 83,200 335
Zylox -Tonbridge Medical Technology Co. Ltd., Class H(b) ......................... 93,000 226
783
Industrials (0.1%):
China Communications Services Corp. Ltd., Class H .............................. 374,000 203
Harbin Electric Co. Ltd., Class H ............................................ 166,000 334
REPT BATTERO Energy Co. Ltd., Class H(c) .................................. 154,223 212
749
Information Technology (0.0%):(d)
GDS Holdings Ltd., Class A(c) ............................................. 83,800 341
Utilities (0.0%):(d)
Beijing Jingneng Clean Energy Co. Ltd., Class H ................................ 782,000 193
4,126
Czech Republic (0.0%):(d)
Industrials (0.0%):(d)
Colt CZ Group SE ...................................................... 6,006 260
Denmark (0.3%):
Health Care (0.2%):
Novo Nordisk A/S, Class B ................................................ 59,171 2,799

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
Industrials (0.1%):
Vestas Wind Systems A/S ................................................. 31,692 $ 853
3,652
Finland (0.3%):
Financials (0.3%):
Nordea Bank Abp ....................................................... 163,829 3,306
Industrials (0.0%):(d)
Konecranes Oyj ........................................................ 18,261 570
3,876
France (2.9%):
Communication Services (0.2%):
Orange SA ............................................................ 56,219 1,074
Publicis Groupe SA ..................................................... 7,771 829
1,903
Consumer Discretionary (0.1%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 2,082 1,143
Consumer Staples (0.3%):
L'Oreal SA ........................................................... 7,541 3,358
Energy (0.2%):
Gaztransport Et Technigaz SA .............................................. 9,834 2,222
Vallourec SACA ....................................................... 31,838 768
2,990
Financials (0.2%):
AXA SA ............................................................. 25,479 1,320
BNP Paribas SA ........................................................ 11,228 1,427
2,747
Health Care (0.1%):
Ipsen SA ............................................................. 4,680 904
Industrials (1.3%):
Eiffage SA ............................................................ 15,950 2,267
Rexel SA ............................................................. 94,149 3,906
Safran SA ............................................................ 15,377 6,042
Schneider Electric SE(a) .................................................. 5,580 1,875
SPIE SA ............................................................. 12,184 655
14,745
Information Technology (0.1%):
Capgemini SE ......................................................... 7,836 931
Materials (0.1%):
Arkema SA ........................................................... 11,361 774
Real Estate (0.1%):
Klepierre SA .......................................................... 19,384 880
Utilities (0.2%):
Engie SA ............................................................. 34,479 1,075
Veolia Environnement SA ................................................. 21,367 850
1,925
32,300
Germany (2.6%):
Consumer Discretionary (0.1%):
Volkswagen AG, Preference Shares .......................................... 10,001 864
Consumer Staples (0.1%):
Henkel AG & Co. KGaA , Preference Shares .................................... 11,020 961
Financials (0.7%):
Allianz SE, Registered Shares .............................................. 14,230 7,087
Muenchener Rueckversicherungs -Gesellschaft AG in Muenchen , Registered Shares(a) ..... 1,821 1,094
8,181

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
Industrials (0.8%):
Deutsche Post AG ...................................................... 13,608 $ 909
GEA Group AG ........................................................ 7,838 557
Siemens AG, Registered Shares ............................................. 15,052 4,931
Siemens Energy AG ..................................................... 12,805 2,187
8,584
Information Technology (0.3%):
SAP SE .............................................................. 17,255 3,162
Materials (0.1%):
Heidelberg Materials AG ................................................. 8,682 1,616
Utilities (0.5%):
RWE AG ............................................................. 82,767 5,444
28,812
Greece (0.0%):(d)
Financials (0.0%):(d)
Optima Bank SA ....................................................... 32,933 399
Hong Kong (0.7%):
Consumer Discretionary (0.0%):(d)
TCL Electronics Holdings Ltd.(c) ........................................... 188,762 388
Energy (0.0%):(d)
CGN Mining Co. Ltd. .................................................... 740,000 229
Financials (0.4%):
AIA Group Ltd. ........................................................ 154,800 1,561
BOC Hong Kong Holdings Ltd. ............................................ 187,000 1,244
Hong Kong Exchanges & Clearing Ltd. ....................................... 18,700 974
3,779
Health Care (0.0%):(d)
China Medical System Holdings Ltd. ......................................... 201,000 306
Industrials (0.0%):(d)
China Everbright Environment Group Ltd. ..................................... 347,087 226
Materials (0.0%):(d)
Nine Dragons Paper Holdings Ltd.(c) ......................................... 325,696 314
Real Estate (0.3%):
CK Asset Holdings Ltd. .................................................. 443,500 2,701
7,943
Hungary (0.1%):
Communication Services (0.1%):
Magyar Telekom Telecommunications PLC .................................... 79,217 687
India (1.1%):
Consumer Discretionary (0.2%):
Leela Palaces Hotels & Resorts Ltd.(c) ....................................... 53,334 276
Lumax Auto Technologies Ltd. ............................................. 18,041 297
Sansera Engineering Ltd.(b) ............................................... 17,238 604
SKY Gold and Diamonds Ltd.(c) ............................................ 61,627 416
1,593
Energy (0.0%):(d)
Mangalore Refinery & Petrochemicals Ltd. .................................... 132,680 236
Financials (0.2%):
Angel One Ltd. ........................................................ 67,613 211
Can Fin Homes Ltd. ..................................................... 31,386 270
City Union Bank Ltd. .................................................... 150,924 327
LIC Housing Finance Ltd. ................................................. 46,757 256
Nippon Life India Asset Management Ltd.(b) ................................... 55,592 676
Nuvama Wealth Management Ltd. ........................................... 15,366 291
The Karur Vysya Bank Ltd. ................................................ 165,248 593
2,624

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
Health Care (0.2%):
Acutaas Chemicals Ltd. .................................................. 13,353 $ 434
Ajanta Pharma Ltd. ..................................................... 8,834 321
Granules India Ltd. ..................................................... 38,459 332
Strides Pharma Science Ltd. ............................................... 24,857 267
Yatharth Hospital & Trauma Care Services Ltd.(c) ............................... 45,743 393
1,747
Industrials (0.2%):
AIA Engineering Ltd. .................................................... 6,051 291
eClerx Services Ltd. ..................................................... 10,444 202
Engineers India Ltd. ..................................................... 108,115 252
GE Vernova T&D India Ltd. ............................................... 11,077 502
Kirloskar Pneumatic Co. Ltd. .............................................. 16,020 249
RR Kabel Ltd. ......................................................... 11,900 324
Sagility Ltd. ........................................................... 761,800 347
Transport Corp. of India Ltd. ............................................... 17,757 173
VRL Logistics Ltd. ...................................................... 94,393 263
2,603
Information Technology (0.1%):
Coforge Ltd. .......................................................... 23,322 420
Syrma SGS Technology Ltd. ............................................... 27,789 398
Zensar Technologies Ltd. ................................................. 28,536 152
970
Materials (0.1%):
National Aluminium Co. Ltd. .............................................. 178,349 656
Welspun Corp. Ltd. ..................................................... 40,386 699
1,355
Real Estate (0.0%):(d)
Wework India Management Ltd.(c) .......................................... 52,601 410
Utilities (0.1%):
CESC Ltd. ............................................................ 148,734 258
VA Tech Wabag Ltd. ..................................................... 15,472 320
578
12,116
Indonesia (0.1%):
Consumer Staples (0.1%):
PT Cisarua Mountain Dairy Tbk ............................................ 687,400 177
PT Japfa Comfeed Indonesia Tbk ........................................... 2,850,400 341
518
Materials (0.0%):(d)
PT Aneka Tambang Tbk .................................................. 2,309,900 368
Utilities (0.0%):(d)
PT Perusahaan Gas Negara Tbk ............................................. 2,174,000 181
1,067
Ireland (0.6%):
Consumer Discretionary (0.1%):
Aptiv PLC(c) .......................................................... 19,378 1,094
Consumer Staples (0.1%):
Kerry Group PLC, Class A ................................................ 7,237 691
Financials (0.1%):
Bank of Ireland Group PLC ............................................... 44,073 926
Industrials (0.1%):
AerCap Holdings NV .................................................... 8,979 1,355
Materials (0.2%):
CRH PLC ............................................................ 8,489 807

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
James Hardie Industries PLC(c) ............................................ 71,158 $ 1,836
2,643
6,709
Italy (1.0%):
Consumer Discretionary (0.1%):
Lottomatica Group SpA .................................................. 23,302 630
Moncler SpA .......................................................... 10,688 608
1,238
Energy (0.1%):
Eni SpA ............................................................. 43,454 1,209
Financials (0.4%):
Banca Mediolanum SpA .................................................. 32,942 883
Banco BPM SpA ....................................................... 82,069 1,498
UniCredit SpA ......................................................... 19,995 1,885
4,266
Utilities (0.4%):
Enel SpA ............................................................. 405,948 4,584
11,297
Japan (7.2%):
Communication Services (0.2%):
Konami Group Corp. .................................................... 9,700 1,250
SoftBank Group Corp. ................................................... 33,500 1,043
2,293
Consumer Discretionary (1.4%):
Asics Corp. ........................................................... 108,800 3,208
Food & Life Cos. Ltd. ................................................... 40,000 1,397
Open House Group Co. Ltd. ............................................... 15,400 818
Panasonic Holdings Corp. ................................................. 34,400 910
Sony Group Corp. ...................................................... 62,700 1,465
Sumitomo Electric Industries Ltd. ........................................... 63,600 842
Suzuki Motor Corp. ..................................................... 46,200 603
Toyoda Gosei Co. Ltd. ................................................... 41,700 1,440
Toyota Motor Corp. ..................................................... 261,600 4,951
15,634
Consumer Staples (0.1%):
MatsukiyoCocokara & Co. ................................................ 40,100 640
Financials (1.6%):
Japan Exchange Group, Inc. ............................................... 90,600 1,233
Mizuho Financial Group, Inc. .............................................. 151,020 7,830
ORIX Corp. ........................................................... 26,000 1,049
Sumitomo Mitsui Financial Group, Inc. ....................................... 66,400 2,853
Tokio Marine Holdings, Inc. ............................................... 97,300 4,960
17,925
Health Care (0.7%):
Astellas Pharma, Inc. .................................................... 57,600 791
Hoya Corp. ........................................................... 22,200 3,395
Otsuka Holdings Co. Ltd. ................................................. 16,900 1,172
Shionogi & Co. Ltd. ..................................................... 156,500 2,830
8,188
Industrials (1.7%):
Central Japan Railway Co. ................................................ 33,900 844
Fuji Electric Co. Ltd. .................................................... 44,200 3,858
Fujikura Ltd. .......................................................... 58,800 1,492
ITOCHU Corp. ........................................................ 129,100 1,620
Kubota Corp. .......................................................... 45,900 779
MISUMI Group, Inc. .................................................... 103,000 2,451
Mitsubishi Corp. ....................................................... 27,600 825
Mitsubishi Heavy Industries Ltd. ............................................ 151,000 3,528
Nippon Yusen KK(a) .................................................... 36,600 1,405

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Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
Obayashi Corp. ........................................................ 40,400 $ 794
Recruit Holdings Co. Ltd. ................................................. 17,700 1,400
18,996
Information Technology (1.3%):
Advantest Corp. ........................................................ 12,700 2,510
Anritsu Corp. .......................................................... 36,300 793
Disco Corp. ........................................................... 9,300 3,324
Fujitsu Ltd. ........................................................... 84,300 1,943
Ibiden Co. Ltd. ......................................................... 13,200 1,321
Kioxia Holdings Corp.(c) ................................................. 4,100 1,143
Kyocera Corp. ......................................................... 37,500 855
Murata Manufacturing Co. Ltd. ............................................. 17,800 811
NEC Corp. ........................................................... 37,400 1,112
SCREEN Holdings Co. Ltd. ............................................... 12,800 977
14,789
Materials (0.1%):
Asahi Kasei Corp. ...................................................... 70,700 755
Utilities (0.1%):
Kyushu Electric Power Co., Inc. ............................................ 111,600 1,237
80,457
Luxembourg (0.5%):
Communication Services (0.4%):
Millicom International Cellular SA(c) ........................................ 43,604 4,163
Materials (0.1%):
ArcelorMittal SA ....................................................... 17,448 1,233
5,396
Malaysia (0.1%):
Industrials (0.0%):(d)
Zetrix Ai Bhd .......................................................... 2,339,000 426
Materials (0.1%):
Malayan Cement Bhd .................................................... 311,600 495
Real Estate (0.0%):(d)
Sunway Real Estate Investment Trust ......................................... 408,100 222
1,143
Mexico (0.2%):
Consumer Staples (0.0%):(d)
La Comer SAB de CV(a) ................................................. 110,720 218
Energy (0.1%):
Vista Energy SAB de CV, ADR(c) ........................................... 5,760 406
Financials (0.0%):(d)
Gentera SAB de CV ..................................................... 135,880 315
Materials (0.1%):
GCC SAB de CV(a) ..................................................... 42,528 490
Real Estate (0.0%):(d)
Concentradora Fibra Danhos SA de CV ....................................... 172,515 292
1,721
Netherlands (2.2%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 640,681 3,025
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 19,933 788
Energy (0.0%):(d)
SBM Offshore NV(a) .................................................... 17,119 639
Financials (0.7%):
Euronext NV(b) ........................................................ 7,010 1,282

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Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
ING Groep NV ........................................................ 160,330 $ 5,633
NN Group NV ......................................................... 10,266 968
7,883
Industrials (0.0%):(d)
Wolters Kluwer NV ..................................................... 9,003 707
Information Technology (1.1%):
ASML Holding NV ..................................................... 7,325 12,069
25,111
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 81,781 1,955
Norway (0.5%):
Energy (0.1%):
Aker BP ASA ......................................................... 32,820 1,170
Industrials (0.2%):
Kongsberg Gruppen ASA ................................................. 82,852 2,583
Materials (0.2%):
Norsk Hydro ASA ...................................................... 153,441 1,416
Yara International ASA(a) ................................................. 11,705 552
1,968
5,721
Peru (0.0%):(d)
Financials (0.0%):(d)
Intercorp Financial Services, Inc. ............................................ 5,079 296
Philippines (0.0%):(d)
Utilities (0.0%):(d)
Manila Water Co., Inc. ................................................... 368,100 213
Poland (0.1%):
Communication Services (0.1%):
Orange Polska SA ...................................................... 86,091 352
Financials (0.0%):(d)
Alior Bank SA ......................................................... 6,882 254
Utilities (0.0%):(d)
Tauron Polska Energia SA ................................................. 114,180 276
882
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 34,033 773
Puerto Rico (0.3%):
Financials (0.3%):
Popular, Inc. .......................................................... 20,189 3,537
Russian Federation (0.0%):
Consumer Discretionary (0.0%):
Detsky Mir PJSC(c)(e)(f) ................................................. 214,920 —
Financials (0.0%):
Bank St. Petersburg PJSC(c)(e)(f) ........................................... 372,110 —
—
Saudi Arabia (0.0%):(d)
Industrials (0.0%):(d)
Riyadh Cables Group Co. ................................................. 9,136 243
Singapore (0.5%):
Communication Services (0.0%):(d)
JOYY, Inc., ADR ....................................................... 4,831 355
Financials (0.5%):
DBS Group Holdings Ltd. ................................................. 27,400 1,581

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Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
Singapore Exchange Ltd. ................................................. 198,400 $ 3,784
5,365
5,720
South Africa (0.2%):
Consumer Staples (0.1%):
Boxer Retail Ltd. ....................................................... 67,978 321
Tiger Brands Ltd. ....................................................... 12,043 202
523
Energy (0.0%):(d)
Exxaro Resources Ltd. ................................................... 22,331 276
Financials (0.0%):(d)
Momentum Group Ltd. ................................................... 154,338 384
Materials (0.1%):
Northam Platinum Holdings Ltd. ............................................ 18,492 265
Pan African Resources PLC ............................................... 398,297 498
763
Real Estate (0.0%):(d)
Growthpoint Properties Ltd. ............................................... 234,360 251
2,197
South Korea (0.7%):
Communication Services (0.0%):(d)
NC Corp. ............................................................. 1,540 250
Consumer Discretionary (0.1%):
Shinsegae , Inc. ......................................................... 866 251
Youngone Corp. ........................................................ 4,869 302
553
Consumer Staples (0.0%):(d)
Kolmar Korea Co. Ltd.(c) ................................................. 6,024 399
Financials (0.1%):
JB Financial Group Co. Ltd. ............................................... 21,077 384
KIWOOM Securities Co. Ltd. .............................................. 2,302 460
844
Health Care (0.1%):
Classys , Inc. .......................................................... 7,639 219
Daewoong Pharmaceutical Co. Ltd. .......................................... 2,034 162
HK inno N Corp.(c) ..................................................... 7,341 184
565
Industrials (0.2%):
Daehan Shipbuilding Co. Ltd. .............................................. 4,040 142
DL E&C Co. Ltd. ....................................................... 6,221 249
Hanwha Corp. ......................................................... 4,070 249
HD-Hyundai Marine Engine(c) ............................................. 7,527 256
Samsung E&A Co. Ltd. .................................................. 27,909 826
Sanil Electric Co. Ltd. ................................................... 2,102 204
1,926
Information Technology (0.2%):
IsuPetasys Co. Ltd. ...................................................... 6,609 332
LEENO Industrial, Inc. ................................................... 6,299 277
LG Innotek Co. Ltd. ..................................................... 1,726 596
PSK, Inc. ............................................................. 7,981 703
WONIK IPS Co. Ltd. .................................................... 7,993 525
2,433
Materials (0.0%):(d)
Han Kuk Carbon Co. Ltd.(c) ............................................... 9,025 135
Hyosung TNC Corp. ..................................................... 1,003 213

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Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
Poongsan Corp. ........................................................ 3,836 $ 193
541
7,511
Spain (1.4%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 22,073 1,440
Energy (0.1%):
Repsol SA ............................................................ 42,120 1,285
Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 151,299 4,241
Banco Santander SA ..................................................... 235,619 3,350
Bankinter SA .......................................................... 58,755 1,081
8,672
Industrials (0.3%):
Aena SME SA(b) ....................................................... 104,480 3,221
Utilities (0.1%):
Endesa SA ............................................................ 23,094 1,125
15,743
Sweden (0.7%):
Communication Services (0.1%):
Telia Co. AB .......................................................... 220,630 1,023
Consumer Staples (0.1%):
Essity AB, Class B ...................................................... 27,886 810
Financials (0.1%):
Swedbank AB, Class A ................................................... 23,452 938
Industrials (0.4%):
Atlas Copco AB, Class B ................................................. 188,626 3,487
Volvo AB, Class B ...................................................... 27,110 1,037
4,524
Materials (0.0%):(d)
Boliden AB ........................................................... 12,798 644
7,939
Switzerland (3.8%):
Consumer Discretionary (0.3%):
Avolta AG(c) .......................................................... 24,060 1,445
Cie Financiere Richemont SA, Registered Shares ................................ 5,179 1,224
Versigent PLC(c) ....................................................... 6,897 285
2,954
Consumer Staples (0.8%):
Coca-Cola HBC AG(c) ................................................... 86,788 5,851
Nestle SA, Registered Shares .............................................. 36,203 3,619
9,470
Financials (0.5%):
Partners Group Holding AG ............................................... 531 443
UBS Group AG ........................................................ 66,127 3,496
Zurich Insurance Group AG ............................................... 1,967 1,498
5,437
Health Care (1.5%):
Novartis AG, Registered Shares ............................................. 58,050 9,080
Roche Holding AG ...................................................... 13,450 5,880
Sandoz Group AG ...................................................... 11,902 971
Ypsomed Holding AG, Registered Shares(a) .................................... 1,619 773
16,704
Industrials (0.4%):
ABB Ltd., Registered Shares ............................................... 47,303 4,668

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
Information Technology (0.1%):
Logitech International SA, Class R .......................................... 14,515 $ 1,483
Materials (0.2%):
Amrize Ltd.(c) ......................................................... 11,537 566
Holcim AG(c) ......................................................... 13,712 1,245
1,811
42,527
Taiwan (1.1%):
Consumer Discretionary (0.1%):
Fusheng Precision Co. Ltd. ................................................ 32,000 250
Lion Travel Service Co. Ltd. ............................................... 46,000 209
Minth Group Ltd. ....................................................... 98,000 347
Poya International Co. Ltd. ................................................ 24,980 556
1,362
Health Care (0.0%):(d)
Visco Vision, Inc. ....................................................... 41,111 233
Industrials (0.2%):
Acter Group Corp. Ltd. ................................................... 8,000 225
Bizlink Holding, Inc. .................................................... 6,266 399
Mega Union Technology, Inc. .............................................. 19,500 430
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 124,532 499
1,553
Information Technology (0.8%):
AURAS Technology Co. Ltd. .............................................. 11,195 306
Chenbro Micom Co. Ltd. ................................................. 31,000 985
Chroma ATE, Inc. ...................................................... 6,000 377
Compeq Manufacturing Co. Ltd. ............................................ 49,000 251
Ennoconn Corp. ........................................................ 20,000 249
Genius Electronic Optical Co. Ltd. .......................................... 18,000 264
Gold Circuit Electronics Ltd. ............................................... 11,400 273
Innodisk Corp. ......................................................... 11,852 458
Kinsus Interconnect Technology Corp. ........................................ 27,314 518
MPI Corp. ............................................................ 2,000 318
Nanya Technology Corp. ................................................. 88,000 941
Phison Electronics Corp. .................................................. 15,000 738
Taiwan Union Technology Corp. ............................................ 30,000 1,005
Tripod Technology Corp. ................................................. 48,000 539
Winbond Electronics Corp. ................................................ 121,000 467
WinWay Technology Co. Ltd. .............................................. 1,000 175
WT Microelectronics Co. Ltd. .............................................. 63,315 382
8,246
Materials (0.0%):(d)
Nan Pao Resins Chemical Co. Ltd. .......................................... 32,000 304
11,698
Thailand (0.2%):
Consumer Discretionary (0.0%):(d)
Com7 PCL, NVDR ..................................................... 503,600 460
Financials (0.0%):(d)
Thanachart Capital PCL, NVDR ............................................ 134,700 314
Health Care (0.0%):(d)
Bumrungrad Hospital PCL, NVDR .......................................... 53,800 302
Industrials (0.1%):
CH Karnchang PCL, NVDR ............................................... 882,700 481
Real Estate (0.0%):(d)
Amata Corp. PCL, NVDR ................................................ 437,200 377

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
Utilities (0.1%):
Gunkul Engineering PCL, NVDR ........................................... 3,862,500 $ 582
2,516
Turkey (0.0%):(d)
Health Care (0.0%):(d)
MLP Saglik Hizmetleri A/S, Class B(b)(c) ..................................... 27,467 234
Real Estate (0.0%):(d)
Torunlar Gayrimenkul Yatirim Ortakligi A/S .................................... 140,746 278
512
United Kingdom (4.8%):
Communication Services (0.1%):
Informa PLC .......................................................... 58,415 699
Consumer Discretionary (0.4%):
Next PLC ............................................................ 21,593 4,324
Pepco Group NV ....................................................... 39,709 489
4,813
Consumer Staples (0.5%):
Imperial Brands PLC .................................................... 82,665 3,137
Unilever PLC ......................................................... 32,104 2,042
5,179
Energy (0.8%):
BP PLC .............................................................. 219,271 1,647
Harbour Energy PLC .................................................... 199,760 648
Shell PLC ............................................................ 124,914 5,716
TechnipFMC PLC ...................................................... 20,633 1,479
9,490
Financials (1.2%):
Barclays PLC ......................................................... 908,518 6,244
HSBC Holdings PLC .................................................... 210,198 4,475
Standard Chartered PLC .................................................. 103,089 3,047
13,766
Health Care (0.5%):
AstraZeneca PLC ....................................................... 15,744 2,678
GSK PLC ............................................................ 91,630 2,382
5,060
Industrials (0.6%):
Babcock International Group PLC ........................................... 58,637 890
Howden Joinery Group PLC ............................................... 125,435 1,336
International Consolidated Airlines Group SA ................................... 219,216 1,285
RELX PLC ........................................................... 25,210 886
Rolls-Royce Holdings PLC ................................................ 114,846 2,291
6,688
Materials (0.4%):
Endeavour Mining PLC .................................................. 15,367 733
Rio Tinto PLC ......................................................... 43,756 4,251
4,984
Real Estate (0.1%):
LondonMetric Property PLC ............................................... 213,076 563
Utilities (0.2%):
Centrica PLC .......................................................... 567,886 1,185
Drax Group PLC ....................................................... 64,988 647
National Grid PLC ...................................................... 51,005 816
2,648
53,890
United States (58.2%):
Communication Services (5.6%):
Alphabet, Inc., Class C ................................................... 10,385 3,704

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
Alphabet, Inc., Class A ................................................... 123,953 $ 44,143
Comcast Corp., Class A .................................................. 168,519 4,038
Meta Platforms, Inc., Class A .............................................. 2,196 1,222
The New York Times Co., Class A ........................................... 36,573 2,739
Verizon Communications, Inc. .............................................. 134,670 6,304
62,150
Consumer Discretionary (4.9%):
Amazon.com, Inc.(c) .................................................... 52,617 14,290
Booking Holdings, Inc. ................................................... 26,475 5,107
BorgWarner, Inc. ....................................................... 43,001 2,741
Expedia Group, Inc. ..................................................... 17,260 5,087
General Motors Co. ..................................................... 56,634 5,033
Las Vegas Sands Corp. ................................................... 62,405 3,051
Lowe's Cos., Inc. ....................................................... 1,419 295
PulteGroup, Inc. ........................................................ 18,957 2,397
Ralph Lauren Corp., Class A ............................................... 9,974 3,794
Ross Stores, Inc. ....................................................... 6,447 1,619
Tapestry, Inc. .......................................................... 24,892 3,793
The TJX Cos., Inc. ...................................................... 24,122 3,795
Toll Brothers, Inc. ...................................................... 7,726 1,127
Ulta Beauty, Inc.(c) ..................................................... 6,176 3,167
55,296
Consumer Staples (3.5%):
Altria Group, Inc. ....................................................... 81,317 5,556
Coca-Cola Consolidated, Inc. .............................................. 17,974 3,377
Dollar General Corp. .................................................... 43,112 5,477
Monster Beverage Corp.(c) ................................................ 42,275 4,074
Philip Morris International, Inc. ............................................. 4,941 943
Sysco Corp. ........................................................... 29,782 2,539
Target Corp. .......................................................... 33,439 4,832
The Kroger Co. ........................................................ 11,114 642
U.S. Foods Holding Corp.(c) ............................................... 37,226 3,745
Walmart, Inc. .......................................................... 66,567 7,402
38,587
Energy (1.8%):
Devon Energy Corp. ..................................................... 114,005 5,145
EOG Resources, Inc. .................................................... 41,956 6,238
Halliburton Co. ........................................................ 107,783 3,476
Marathon Petroleum Corp. ................................................ 17,204 5,445
20,304
Financials (7.1%):
Affiliated Managers Group, Inc. ............................................ 3,885 1,425
Ameriprise Financial, Inc. ................................................. 10,470 5,715
Brookfield Asset Management Ltd., Class A .................................... 33,134 1,603
Cincinnati Financial Corp. ................................................ 16,537 2,938
Fidelity National Financial, Inc. ............................................ 22,089 1,139
Interactive Brokers Group, Inc., Class A ....................................... 43,023 3,786
JPMorgan Chase & Co. .................................................. 38,325 13,482
PayPal Holdings, Inc. .................................................... 100,809 5,767
Synchrony Financial ..................................................... 66,499 5,040
The Allstate Corp. ...................................................... 28,587 7,549
The Charles Schwab Corp. ................................................ 42,899 4,515
The Goldman Sachs Group, Inc. ............................................ 7,105 7,236
The Hartford Insurance Group, Inc. .......................................... 17,979 2,551
The PNC Financial Services Group, Inc. ...................................... 24,841 6,207
The Progressive Corp. ................................................... 19,610 4,146
The Travelers Cos., Inc. .................................................. 13,206 4,944
U.S. Bancorp .......................................................... 15,310 965
W.R. Berkley Corp. ..................................................... 3,310 240
79,248

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Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
Value
(000)
Health Care (5.9%):
AbbVie, Inc. .......................................................... 33,016 $ 8,285
Bristol-Myers Squibb Co. ................................................. 78,783 5,145
Cardinal Health, Inc. .................................................... 20,015 4,604
Cencora , Inc. .......................................................... 12,176 3,791
CVS Health Corp. ...................................................... 50,938 5,320
Exelixis , Inc.(c) ........................................................ 31,836 1,688
Gilead Sciences, Inc. .................................................... 36,888 4,803
Johnson & Johnson ..................................................... 37,644 9,650
McKesson Corp. ....................................................... 5,759 4,931
Merck & Co., Inc. ...................................................... 59,217 7,710
Royalty Pharma PLC, Class A .............................................. 67,252 3,930
Tenet Healthcare Corp.(c) ................................................. 17,868 4,552
The Cigna Group ....................................................... 2,820 787
Universal Health Services, Inc., Class B ....................................... 5,282 890
66,086
Industrials (6.0%):
Allison Transmission Holdings, Inc. ......................................... 9,741 1,116
Automatic Data Processing, Inc. ............................................ 6,391 1,703
Caterpillar, Inc. ........................................................ 7,749 6,314
Comfort Systems USA, Inc. ............................................... 2,642 4,570
Cummins, Inc. ......................................................... 7,855 4,982
Delta Air Lines, Inc. ..................................................... 53,949 4,717
EMCOR Group, Inc. .................................................... 5,773 4,603
FedEx Corp. .......................................................... 6,271 1,928
Ferguson Enterprises, Inc. ................................................. 12,442 2,915
GE Vernova , Inc. ....................................................... 4,557 4,513
Illinois Tool Works, Inc. .................................................. 10,070 2,889
Leidos Holdings, Inc. .................................................... 24,469 2,829
Lockheed Martin Corp. ................................................... 9,294 5,416
Mueller Industries, Inc. ................................................... 55,308 3,673
Parker-Hannifin Corp. ................................................... 2,670 2,607
Uber Technologies, Inc.(c) ................................................ 69,263 4,873
United Airlines Holdings, Inc.(c) ............................................ 38,734 4,700
Vertiv Holdings Co., Class A ............................................... 12,939 3,126
67,474
Information Technology (20.6%):
Adobe, Inc.(c) ......................................................... 8,592 2,152
Amphenol Corp., Class A ................................................. 36,741 5,904
Apple, Inc. ........................................................... 176,559 54,541
Applied Materials, Inc. ................................................... 11,770 5,975
Arista Networks, Inc.(c) .................................................. 33,033 5,957
Broadcom, Inc. ........................................................ 54,063 21,046
Cisco Systems, Inc. ..................................................... 73,080 8,477
Cognizant Technology Solutions Corp., Class A ................................. 48,298 2,673
Dropbox, Inc., Class A(c) ................................................. 95,261 3,102
Flex Ltd.(c) ........................................................... 29,368 3,341
GoDaddy, Inc., Class A(c) ................................................. 2,244 186
Jabil, Inc. ............................................................ 13,400 4,222
KLA Corp. ........................................................... 30,890 5,647
Lam Research Corp. ..................................................... 23,910 7,006
Micron Technology, Inc. .................................................. 15,317 12,606
Microsoft Corp. ........................................................ 41,806 19,428
NetApp, Inc. .......................................................... 31,659 5,651
NVIDIA Corp. ......................................................... 287,288 57,673
Sandisk Corp.(c) ....................................................... 3,771 4,581
230,168
Materials (1.7%):
CF Industries Holdings, Inc. ............................................... 35,573 4,453
Newmont Corp. ........................................................ 46,564 4,364
Nucor Corp. ........................................................... 17,285 4,447
Reliance, Inc. .......................................................... 1,765 717

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2026, the fair value of these securities was
$11,948 (thousands) and amounted to 1.1% of net assets.
(c) Non-income producing security.
(d) Amount represents less than 0.05% of net assets.
(e) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at July 31,
2026 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of July 31, 2026.
(g) Rate disclosed is the daily yield on July 31, 2026.
Security Description Shares
Value
(000)
Steel Dynamics, Inc. ..................................................... 18,389 $ 4,620
18,601
Utilities (1.1%):
Edison International ..................................................... 49,824 3,656
FirstEnergy Corp. ....................................................... 18,760 906
NRG Energy, Inc. ....................................................... 26,692 3,585
PG&E Corp. .......................................................... 189,142 3,287
Talen Energy Corp.(c) ................................................... 2,452 819
12,253
650,167
Total Common Stocks (Cost $726,199) 1,097,492
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc., expiring 3/31/40(c)(f) ............................... 1,780 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (1.3%)
United States (1.3%):
iShares Core MSCI EAFE ETF ............................................. 14,799 1,454
iShares MSCI Emerging Markets Small-Cap ETF ................................ 743 52
State Street Real Estate Select Sector SPDR ETF ................................ 285,472 12,866
14,372
Total Exchange-Traded Funds (Cost $13,564) 14,372
Short-Term Investments (0.2%)
Collateral for Securities Loaned (0.2%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.57%(g) ........ 482,464 482
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.60%(g) ............ 482,464 483
Invesco Government & Agency Portfolio, Institutional Shares, 3.66%(g) ............... 482,464 483
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.59%(g) . 482,464 482
Total Short-Term Investments (Cost $1,930) 1,930
Total Investments (Cost $741,693) — 99.7% 1,113,794
Other assets in excess of liabilities — 0.3% 3,467
NET ASSETS - 100.00% $ 1,117,261
Security Name
Acquisition
Date Cost Value
Bank St. Petersburg PJSC .......................................... 12/15/21
$ 410 $ —
Detsky Mir PJSC ................................................. 9/30/20
348 —
Total (–% of net assets)
$758 $—
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Aggressive Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (96.8%)
Communication Services (13.2%):
Alphabet, Inc. , Class C ................................................... 534,834 $ 190,748
Meta Platforms, Inc. , Class A .............................................. 186,426 103,785
Netflix, Inc. (a) ......................................................... 524,315 37,599
Reddit, Inc. , Class A (a) ................................................... 34,287 4,823
Space Exploration Technologies Corp. , Class A (a) (b) ............................. 30,632 3,320
The New York Times Co. , Class A ........................................... 35,828 2,683
The Trade Desk, Inc. , Class A (a) ............................................ 180,093 3,249
346,207
Communications Equipment (3.1%):
Arista Networks, Inc. (a) .................................................. 273,425 49,312
Motorola Solutions, Inc. .................................................. 72,848 31,744
81,056
Consumer Discretionary (9.8%):
Airbnb, Inc. , Class A (a) .................................................. 39,979 6,058
Amazon.com, Inc. (a) .................................................... 299,737 81,402
Booking Holdings, Inc. ................................................... 33,975 6,554
Burlington Stores, Inc. (a) ................................................. 39,208 14,447
Chewy, Inc. , Class A (a) .................................................. 45,091 1,019
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 291,785 10,860
Deckers Outdoor Corp. (a) ................................................. 108,207 10,483
DoorDash, Inc. , Class A (a) ................................................ 15,338 3,009
Expedia Group, Inc. ..................................................... 27,296 8,045
Hilton Worldwide Holdings, Inc. ............................................ 43,124 13,821
Las Vegas Sands Corp. ................................................... 82,736 4,045
Lululemon Athletica, Inc. (a) ............................................... 52,119 6,195
Marriott International, Inc. , Class A .......................................... 18,848 7,027
O'Reilly Automotive, Inc. (a) ............................................... 253,740 22,672
Ralph Lauren Corp. , Class A ............................................... 13,115 4,988
Tesla, Inc. (a) .......................................................... 140,959 43,868
Ulta Beauty, Inc. (a) ..................................................... 2,143 1,099
Viking Holdings Ltd. (a) .................................................. 93,499 9,757
255,349
Consumer Staples (1.3%):
Costco Wholesale Corp. .................................................. 12,694 12,083
elf Beauty, Inc. (a) ....................................................... 42,083 3,488
Maplebear, Inc. (a) ...................................................... 47,176 2,104
Monster Beverage Corp. (a) ................................................ 88,635 8,543
The Coca-Cola Co. ...................................................... 85,791 7,515
33,733
Electronic Equipment, Instruments & Components (0.3%):
Amphenol Corp. , Class A ................................................. 40,450 6,500
Energy (0.5%):
Diamondback Energy, Inc. ................................................ 33,483 6,795
Texas Pacific Land Corp. ................................................. 5,949 2,395
Viper Energy, Inc. , Class A ................................................ 88,228 3,936
13,126
Financials (4.9%):
Huntington Bancshares, Inc. ............................................... 334,962 5,708
LPL Financial Holdings, Inc. ............................................... 29,635 10,482
Mastercard, Inc. , Class A ................................................. 26,714 15,310
MSCI, Inc. , Class A ..................................................... 10,872 6,221
The Progressive Corp. ................................................... 20,141 4,258
Tradeweb Markets, Inc. , Class A ............................................ 78,512 7,891
Visa, Inc. , Class A ...................................................... 216,626 79,313
129,183
Health Care (8.4%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 16,684 3,429
Argenx SE , ADR (a) ..................................................... 11,241 9,598

Victory Portfolios III
Victory Aggressive Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Cardinal Health, Inc. .................................................... 20,549 $ 4,727
Cencora, Inc. .......................................................... 20,170 6,280
Dexcom, Inc. (a) ........................................................ 170,187 14,202
Eli Lilly & Co. ......................................................... 54,525 62,640
Exelixis, Inc. (a) ........................................................ 88,801 4,709
Halozyme Therapeutics, Inc. (a) ............................................. 130,450 10,767
IDEXX Laboratories, Inc. (a) ............................................... 7,145 3,994
Incyte Corp. (a) ......................................................... 88,417 10,568
Intuitive Surgical, Inc. (a) ................................................. 53,171 18,787
McKesson Corp. ....................................................... 14,961 12,809
Medpace Holdings, Inc. (a) ................................................ 17,651 10,187
Natera, Inc. (a) ......................................................... 44,512 11,918
Neurocrine Biosciences, Inc. (a) ............................................. 51,109 8,525
Royalty Pharma PLC , Class A .............................................. 269,073 15,722
UnitedHealth Group, Inc. ................................................. 15,858 6,572
Veeva Systems, Inc. , Class A (a) ............................................. 19,913 4,058
219,492
Industrials (8.9%):
Armstrong World Industries, Inc. ............................................ 12,814 2,238
BWX Technologies, Inc. .................................................. 40,674 6,862
Cintas Corp. .......................................................... 22,362 4,576
Clean Harbors, Inc. (a) ................................................... 18,256 5,712
Comfort Systems USA, Inc. ............................................... 9,738 16,844
FTAI Aviation Ltd. ...................................................... 37,520 7,729
GE Vernova, Inc. ....................................................... 20,269 20,072
HEICO Corp. , Class A ................................................... 35,422 9,113
Howmet Aerospace, Inc. .................................................. 32,111 9,064
Lyft, Inc. , Class A (a) .................................................... 284,403 4,511
Mueller Industries, Inc. ................................................... 102,552 6,810
Paychex, Inc. .......................................................... 48,216 5,634
Quanta Services, Inc. .................................................... 24,280 16,203
Rollins, Inc. ........................................................... 145,266 5,516
Trane Technologies PLC .................................................. 70,274 31,971
Uber Technologies, Inc. (a) ................................................ 405,417 28,525
Vertiv Holdings Co. , Class A ............................................... 142,296 34,374
W.W. Grainger, Inc. ..................................................... 3,291 4,549
Woodward, Inc. ........................................................ 30,287 10,926
231,229
IT Services (1.3%):
GoDaddy, Inc. , Class A (a) ................................................. 51,316 4,246
Snowflake, Inc. , Class A (a) ................................................ 102,853 30,165
34,411
Semiconductors & Semiconductor Equipment (26.6%):
Advanced Micro Devices, Inc. (a) ............................................ 79,440 37,825
Astera Labs, Inc. (a) ..................................................... 16,810 5,232
Broadcom, Inc. ........................................................ 425,618 165,684
KLA Corp. ........................................................... 143,960 26,319
Lam Research Corp. ..................................................... 115,795 33,930
Micron Technology, Inc. .................................................. 30,643 25,220
Monolithic Power Systems, Inc. ............................................ 18,679 26,637
NVIDIA Corp. ......................................................... 1,812,148 363,789
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 26,555 10,735
695,371
Software (12.3%):
Adobe, Inc. (a) ......................................................... 54,092 13,545
AppLovin Corp. , Class A (a) ............................................... 50,652 20,053
Atlassian Corp. , Class A (a) ................................................ 26,375 2,664
Cadence Design Systems, Inc. (a) ............................................ 38,837 13,205
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 134,026 25,580
Datadog, Inc. , Class A (a) ................................................. 12,265 3,287
Elastic NV (a) .......................................................... 16,525 1,087

Victory Portfolios III
Victory Aggressive Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Fair Isaac Corp. (a) ...................................................... 2,383 $ 2,676
Fortinet, Inc. (a) ........................................................ 34,481 5,584
HubSpot, Inc. (a) ....................................................... 5,821 1,382
Intuit, Inc. ............................................................ 7,979 2,522
Manhattan Associates, Inc. (a) .............................................. 7,995 1,530
Microsoft Corp. ........................................................ 202,844 94,266
Nutanix, Inc. , Class A (a) .................................................. 24,521 1,447
Oracle Corp. .......................................................... 52,694 6,844
Palantir Technologies, Inc. , Class A (a) ........................................ 173,510 21,352
Palo Alto Networks, Inc. (a) ................................................ 194,298 64,474
ServiceNow, Inc. (a) ..................................................... 353,447 39,314
320,812
Technology Hardware, Storage & Peripherals (6.2%):
Apple, Inc. ........................................................... 338,039 104,424
Dell Technologies, Inc. , Class C ............................................ 42,640 17,285
Everpure, Inc. , Class A (a) ................................................. 85,905 6,629
Sandisk Corp. (a) ....................................................... 23,034 27,983
Western Digital Corp. .................................................... 12,274 6,687
163,008
Total Common Stocks (Cost $1,180,991)
a
a
a
2,529,477
Exchange-Traded Funds (2.7%)
iShares Top 20 US Stocks ETF ............................................. 689,021 22,510
Vanguard Information Technology ETF ....................................... 226,592 25,639
Vanguard Mega Cap Growth ETF (b) ......................................... 265,885 22,954
Total Exchange-Traded Funds (Cost $64,286)
a
a
a
71,103
Short-Term Investments (0.3%)
Collateral for Securities Loaned (0.3%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (c) ........ 1,855,853 1,856
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (c) ............ 1,855,853 1,855
Invesco Government & Agency Portfolio, Institutional Shares , 3 .66% (c) ............... 1,855,853 1,856
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (c) . 1,855,853 1,856
7,423
Total Short-Term Investments (Cost $7,423)
a
a
a
7,423
Total Investments (Cost $1,252,700) — 99.8% 2,608,003
Other assets in excess of liabilities —  0.2% 5,280
NET ASSETS - 100.00% $ 2,613,283
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on July 31, 2026.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.6%)
Communication Services (17.2%):
Alphabet, Inc. , Class A ................................................... 320,380 $ 114,097
Alphabet, Inc. , Class C ................................................... 253,798 90,517
Meta Platforms, Inc. , Class A .............................................. 202,994 113,009
Netflix, Inc. (a) ......................................................... 848,573 60,851
Space Exploration Technologies Corp. , Class A (a) (b) ............................. 31,333 3,395
The Walt Disney Co. .................................................... 258,964 24,910
406,779
Communications Equipment (1.1%):
Arista Networks, Inc. (a) .................................................. 139,174 25,100
Consumer Discretionary (12.2%):
Amazon.com, Inc. (a) .................................................... 481,744 130,832
Burlington Stores, Inc. (a) ................................................. 40,117 14,782
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 298,157 11,097
Hilton Worldwide Holdings, Inc. ............................................ 30,914 9,908
NIKE, Inc. , Class B ..................................................... 144,622 6,032
Starbucks Corp. ........................................................ 170,611 17,957
Tesla, Inc. (a) .......................................................... 274,266 85,354
Yum! Brands, Inc. ...................................................... 70,516 10,809
286,771
Consumer Staples (2.7%):
Costco Wholesale Corp. .................................................. 12,983 12,358
Monster Beverage Corp. (a) ................................................ 454,241 43,780
The Coca-Cola Co. ...................................................... 87,746 7,686
63,824
Energy (0.3%):
Diamondback Energy, Inc. ................................................ 34,233 6,948
Financials (6.9%):
Block, Inc. , Class A (a) ................................................... 129,543 10,524
FactSet Research Systems, Inc. ............................................. 26,854 7,068
Huntington Bancshares, Inc. ............................................... 342,147 5,830
LPL Financial Holdings, Inc. ............................................... 30,313 10,722
SEI Investments Co. ..................................................... 152,936 15,749
The Progressive Corp. ................................................... 20,602 4,356
Tradeweb Markets, Inc. , Class A ............................................ 80,300 8,070
Visa, Inc. , Class A ...................................................... 274,258 100,414
162,733
Health Care (10.1%):
Argenx SE , ADR (a) ..................................................... 11,793 10,069
Dexcom, Inc. (a) ........................................................ 172,720 14,414
Eli Lilly & Co. ......................................................... 45,177 51,901
Illumina, Inc. (a) ........................................................ 34,653 7,107
Intuitive Surgical, Inc. (a) ................................................. 34,028 12,023
Natera, Inc. (a) ......................................................... 45,533 12,192
Novartis AG , ADR ...................................................... 101,902 15,912
Novo Nordisk A/S , ADR .................................................. 380,424 17,911
Regeneron Pharmaceuticals, Inc. ............................................ 35,281 26,906
Roche Holding AG , ADR ................................................. 231,803 12,673
Thermo Fisher Scientific, Inc. .............................................. 26,566 15,257
UnitedHealth Group, Inc. ................................................. 16,272 6,743
Vertex Pharmaceuticals, Inc. (a) ............................................. 73,339 34,990
238,098
Industrials (7.3%):
BWX Technologies, Inc. .................................................. 42,626 7,191
Clean Harbors, Inc. (a) ................................................... 18,837 5,894
Comfort Systems USA, Inc. ............................................... 6,374 11,025
Deere & Co. .......................................................... 24,534 14,541
Expeditors International of Washington, Inc. .................................... 101,888 17,106
FTAI Aviation Ltd. ...................................................... 38,340 7,898

Victory Portfolios III
Victory Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
GE Vernova, Inc. ....................................................... 10,930 $ 10,824
HEICO Corp. , Class A ................................................... 36,247 9,326
Howmet Aerospace, Inc. .................................................. 32,812 9,261
Quanta Services, Inc. .................................................... 18,849 12,579
The Boeing Co. (a) ...................................................... 260,169 56,233
Woodward, Inc. ........................................................ 30,693 11,072
172,950
IT Services (2.1%):
Shopify, Inc. , Class A (a) .................................................. 248,103 29,065
Snowflake, Inc. , Class A (a) ................................................ 69,109 20,269
49,334
Semiconductors & Semiconductor Equipment (21.3%):
Advanced Micro Devices, Inc. (a) ............................................ 76,047 36,210
Broadcom, Inc. ........................................................ 139,879 54,452
KLA Corp. ........................................................... 74,623 13,643
Lam Research Corp. ..................................................... 118,435 34,704
Micron Technology, Inc. .................................................. 5,372 4,421
Monolithic Power Systems, Inc. ............................................ 12,840 18,310
NVIDIA Corp. ......................................................... 1,638,304 328,889
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 27,161 10,980
501,609
Software (12.5%):
AppLovin Corp. , Class A (a) ............................................... 24,385 9,654
Autodesk, Inc. (a) ....................................................... 116,058 27,181
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 85,822 16,380
Microsoft Corp. ........................................................ 280,127 130,181
Oracle Corp. .......................................................... 350,471 45,516
Palantir Technologies, Inc. , Class A (a) ........................................ 65,951 8,116
Palo Alto Networks, Inc. (a) ................................................ 52,793 17,518
Salesforce, Inc. ........................................................ 112,609 20,722
ServiceNow, Inc. (a) ..................................................... 115,348 12,830
Workday, Inc. , Class A (a) ................................................. 40,380 6,474
294,572
Technology Hardware, Storage & Peripherals (4.9%):
Apple, Inc. ........................................................... 282,438 87,248
Dell Technologies, Inc. , Class C ............................................ 21,956 8,900
Sandisk Corp. (a) ....................................................... 16,902 20,533
116,681
Total Common Stocks (Cost $786,785)
a
a
a
2,325,399
Short-Term Investments (0.2%)
Collateral for Securities Loaned (0.2%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (c) ........ 887,919 888
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (c) ............ 887,919 888
Invesco Government & Agency Portfolio, Institutional Shares , 3 .66% (c) ............... 887,919 888
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (c) . 887,919 888
3,552
Total Short-Term Investments (Cost $3,552)
a
a
a
3,552
Total Investments (Cost $790,337) — 98.8% 2,328,951
Other assets in excess of liabilities —  1.2% 29,058
NET ASSETS - 100.00% $ 2,358,009
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on July 31, 2026.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.9%)
Communication Services (7.5%):
Alphabet, Inc. , Class A ................................................... 63,501 $ 22,615
Alphabet, Inc. , Class C ................................................... 133,604 47,650
AST SpaceMobile, Inc. , Class A (a) (b) ........................................ 2,700 159
AT&T, Inc. ........................................................... 345,384 8,030
Charter Communications, Inc. , Class A (a) (b) ................................... 959 139
Comcast Corp. , Class A .................................................. 722,219 17,304
EchoStar Corp. , Class A (a) ................................................ 1,403 118
Electronic Arts, Inc. ..................................................... 2,443 513
Fox Corp. , Class A ...................................................... 60,549 3,526
Fox Corp. , Class B ...................................................... 1,465 76
Liberty Media Corp.-Liberty Formula One , Series A (a) ............................ 257 23
Liberty Media Corp.-Liberty Formula One , Series C , Class C (a) ..................... 2,407 236
Live Nation Entertainment, Inc. (a) ........................................... 1,689 294
Meta Platforms, Inc. , Class A .............................................. 56,925 31,691
Netflix, Inc. (a) ......................................................... 95,329 6,836
News Corp. , Class A ..................................................... 3,962 109
News Corp. , Class B .................................................... 1,192 37
Omnicom Group, Inc. .................................................... 3,055 241
Reddit, Inc. , Class A (a) ................................................... 1,472 207
ROBLOX Corp. , Class A (a) ............................................... 6,664 237
Space Exploration Technologies Corp. , Class A (a) (b) ............................. 17,432 1,889
Spotify Technology SA (a) ................................................. 1,653 826
Take-Two Interactive Software, Inc. (a) ........................................ 1,868 454
The New York Times Co. , Class A ........................................... 146,300 10,956
The Walt Disney Co. .................................................... 18,676 1,797
T-Mobile US, Inc. ...................................................... 5,353 925
Verizon Communications, Inc. .............................................. 313,348 14,668
Warner Bros Discovery, Inc. (a) ............................................. 25,828 679
172,235
Communications Equipment (1.2%):
Arista Networks, Inc. (a) .................................................. 61,118 11,023
Ciena Corp. (a) ......................................................... 1,207 455
Cisco Systems, Inc. ..................................................... 127,934 14,839
F5, Inc. (a) ............................................................ 490 197
Lumentum Holdings, Inc. (a) ............................................... 649 463
Motorola Solutions, Inc. .................................................. 1,449 632
27,609
Consumer Discretionary (7.3%):
Airbnb, Inc. , Class A (a) .................................................. 2,253 341
Amazon.com, Inc. (a) .................................................... 124,795 33,892
AutoZone, Inc. (a) ....................................................... 93 281
Best Buy Co., Inc. ...................................................... 1,127 97
Booking Holdings, Inc. ................................................... 4,530 874
Burlington Stores, Inc. (a) ................................................. 14,357 5,290
Carnival Corp. Ltd. ..................................................... 8,051 224
Carvana Co. , Class A (a) .................................................. 3,760 235
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 118,709 4,418
D.R. Horton, Inc. ....................................................... 1,474 211
Darden Restaurants, Inc. .................................................. 645 131
Domino's Pizza, Inc. ..................................................... 19,380 6,733
DoorDash, Inc. , Class A (a) ................................................ 2,122 416
eBay, Inc. ............................................................ 2,499 285
Expedia Group, Inc. ..................................................... 660 195
Ford Motor Co. ........................................................ 22,093 324
Garmin Ltd. ........................................................... 935 275
General Motors Co. ..................................................... 76,828 6,827
Hilton Worldwide Holdings, Inc. ............................................ 11,856 3,800
Las Vegas Sands Corp. ................................................... 1,564 77
Lennar Corp. , Class A .................................................... 1,231 101
Lennar Corp. , Class B (b) ................................................. 54 4

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Lowe's Cos., Inc. ....................................................... 61,149 $ 12,707
Lululemon Athletica, Inc. (a) ............................................... 567 67
Marriott International, Inc. , Class A .......................................... 1,234 460
McDonald's Corp. ...................................................... 4,025 1,089
Mobility Global, Inc. (a) .................................................. 4,946 101
NIKE, Inc. , Class B ..................................................... 6,566 274
NVR, Inc. (a) .......................................................... 15 92
O'Reilly Automotive, Inc. (a) ............................................... 4,676 418
PulteGroup, Inc. ........................................................ 37,765 4,776
Ralph Lauren Corp. , Class A ............................................... 25,903 9,852
Rivian Automotive, Inc. , Class A (a) .......................................... 4,329 66
Ross Stores, Inc. ....................................................... 36,463 9,155
Royal Caribbean Cruises Ltd. .............................................. 1,472 469
Somnigroup International, Inc. ............................................. 1,170 76
Starbucks Corp. ........................................................ 6,461 680
Tapestry, Inc. .......................................................... 52,311 7,971
Tesla, Inc. (a) .......................................................... 56,856 17,694
The Home Depot, Inc. ................................................... 29,944 9,940
The TJX Cos., Inc. ...................................................... 63,325 9,964
Tractor Supply Co. ...................................................... 2,970 91
Ulta Beauty, Inc. (a) ..................................................... 245 126
Viking Holdings Ltd. (a) .................................................. 1,181 123
Williams-Sonoma, Inc. ................................................... 43,163 9,870
Yum! Brands, Inc. ...................................................... 33,868 5,191
166,283
Consumer Staples (3.7%):
Altria Group, Inc. ....................................................... 216,152 14,770
Archer-Daniels-Midland Co. ............................................... 109,300 8,664
Colgate-Palmolive Co. ................................................... 100,382 9,165
Costco Wholesale Corp. .................................................. 4,770 4,540
Dollar General Corp. .................................................... 30,800 3,913
PepsiCo, Inc. .......................................................... 31,195 4,354
Philip Morris International, Inc. ............................................. 21,138 4,034
Sysco Corp. ........................................................... 111,922 9,540
The Coca-Cola Co. ...................................................... 32,445 2,842
The Hershey Co. ....................................................... 18,400 3,221
The Kroger Co. ........................................................ 84,543 4,881
The Procter & Gamble Co. ................................................ 75,612 10,925
Walmart, Inc. .......................................................... 34,000 3,781
84,630
Electronic Equipment, Instruments & Components (0.7%):
Amphenol Corp. , Class A ................................................. 84,471 13,574
CDW Corp. ........................................................... 1,104 163
Coherent Corp. (a) ...................................................... 1,637 430
Corning, Inc. .......................................................... 6,926 958
Fabrinet (a) ............................................................ 308 134
Jabil, Inc. ............................................................ 897 283
Keysight Technologies, Inc. (a) ............................................. 1,473 470
TD SYNNEX Corp. ..................................................... 625 160
TE Connectivity PLC .................................................... 2,526 520
Teledyne Technologies, Inc. (a) ............................................. 400 262
16,954
Energy (3.6%):
Chevron Corp. ......................................................... 21,886 4,308
Devon Energy Corp. ..................................................... 234,171 10,568
Diamondback Energy, Inc. ................................................ 12,569 2,551
EOG Resources, Inc. .................................................... 126,866 18,864
Halliburton Co. ........................................................ 85,900 2,770
HF Sinclair Corp. ....................................................... 88,446 8,090
Marathon Petroleum Corp. ................................................ 55,308 17,503

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Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Valero Energy Corp. ..................................................... 57,359 $ 17,948
82,602
Financials (18.0%):
Affirm Holdings, Inc. , Class A (a) ............................................ 4,777 342
Aflac, Inc. ............................................................ 7,625 972
American Express Co. ................................................... 33,525 11,273
American International Group, Inc. .......................................... 8,915 701
Ameriprise Financial, Inc. ................................................. 22,232 12,135
Annaly Capital Management, Inc. ........................................... 171,900 3,906
Aon PLC , Class A ...................................................... 3,548 1,279
Apollo Global Management, Inc. ............................................ 6,805 855
Arch Capital Group Ltd. (a) ................................................ 5,722 575
Ares Management Corp. , Class A ........................................... 3,439 441
Arthur J. Gallagher & Co. ................................................. 4,257 1,062
Bank of America Corp. ................................................... 187,392 11,609
Berkshire Hathaway, Inc. , Class A (a) ......................................... 5 3,833
Berkshire Hathaway, Inc. , Class B (a) ......................................... 23,341 11,940
BlackRock, Inc. ........................................................ 4,772 5,203
Blackstone, Inc. ........................................................ 12,037 1,538
Block, Inc. , Class A (a) ................................................... 8,844 719
Brown & Brown, Inc. .................................................... 4,880 344
Capital One Financial Corp. ............................................... 47,868 10,005
Cboe Global Markets, Inc. ................................................ 1,745 541
Chubb Ltd. ........................................................... 6,494 2,277
Cincinnati Financial Corp. ................................................ 35,319 6,275
Citigroup, Inc. ......................................................... 28,673 3,798
Citizens Financial Group, Inc. .............................................. 7,046 505
CME Group, Inc. , Class A ................................................. 6,004 1,608
Coinbase Global, Inc. , Class A (a) ........................................... 3,554 520
Corpay, Inc. (a) ......................................................... 1,050 401
East West Bancorp, Inc. .................................................. 69,469 9,100
Evercore, Inc. , Class A ................................................... 23,931 7,671
Everest Group Ltd. ...................................................... 20,254 7,578
Fidelity National Financial, Inc. ............................................ 112,673 5,813
Fidelity National Information Services, Inc. .................................... 8,679 389
Fifth Third Bancorp ..................................................... 15,152 856
First Citizens Bancshares, Inc. , Class A ....................................... 132 289
Fiserv, Inc. (a) .......................................................... 8,919 481
Global Payments, Inc. .................................................... 34,076 2,865
Huntington Bancshares, Inc. ............................................... 162,439 2,768
Interactive Brokers Group, Inc. , Class A ....................................... 7,147 629
Intercontinental Exchange, Inc. ............................................. 9,407 1,434
JPMorgan Chase & Co. .................................................. 182,598 64,236
KeyCorp ............................................................. 18,216 412
KKR & Co., Inc. ....................................................... 11,489 1,165
Loews Corp. .......................................................... 2,814 326
LPL Financial Holdings, Inc. ............................................... 12,556 4,441
M&T Bank Corp. ....................................................... 2,455 605
Markel Group, Inc. (a) .................................................... 206 388
Marsh & McLennan Cos., Inc. ............................................. 8,121 1,540
Mastercard, Inc. , Class A ................................................. 13,569 7,776
MetLife, Inc. .......................................................... 9,009 866
Moody's Corp. ......................................................... 2,937 1,405
Morgan Stanley ........................................................ 19,964 4,201
MSCI, Inc. , Class A ..................................................... 1,182 676
Nasdaq, Inc. .......................................................... 7,468 703
Northern Trust Corp. .................................................... 35,221 6,417
PayPal Holdings, Inc. .................................................... 14,772 845
Principal Financial Group, Inc. ............................................. 95,405 10,848
Prudential Financial, Inc. ................................................. 5,809 709
Raymond James Financial, Inc. ............................................. 2,910 512
Regions Financial Corp. .................................................. 14,319 443
Robinhood Markets, Inc. , Class A (a) ......................................... 12,654 1,095

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Rocket Cos., Inc. , Class A (a) ............................................... 16,689 $ 215
S&P Global, Inc. ....................................................... 4,946 2,037
SEI Investments Co. ..................................................... 48,427 4,987
SoFi Technologies, Inc. (a) ................................................. 21,154 345
State Street Corp. ....................................................... 67,127 12,362
Synchrony Financial ..................................................... 138,734 10,515
T. Rowe Price Group, Inc. ................................................. 3,531 395
The Allstate Corp. ...................................................... 67,784 17,900
The Bank of New York Mellon Corp. ......................................... 86,263 13,486
The Carlyle Group, Inc. .................................................. 4,394 202
The Charles Schwab Corp. ................................................ 105,399 11,092
The Goldman Sachs Group, Inc. ............................................ 13,718 13,970
The Hartford Insurance Group, Inc. .......................................... 37,875 5,375
The PNC Financial Services Group, Inc. ...................................... 80,490 20,112
The Progressive Corp. ................................................... 17,420 3,683
The Travelers Cos., Inc. .................................................. 3,559 1,332
Tradeweb Markets, Inc. , Class A ............................................ 29,506 2,965
Truist Financial Corp. .................................................... 20,889 1,083
U.S. Bancorp .......................................................... 25,880 1,631
Visa, Inc. , Class A ...................................................... 72,718 26,624
W.R. Berkley Corp. ..................................................... 75,870 5,504
Wells Fargo & Co. ...................................................... 86,243 7,456
Willis Towers Watson PLC ................................................ 1,584 532
Zions Bancorp NA ...................................................... 73,706 5,137
413,079
Health Care (13.7%):
Abbott Laboratories ..................................................... 48,534 5,130
AbbVie, Inc. .......................................................... 112,054 28,119
Agilent Technologies, Inc. ................................................. 5,616 777
Alnylam Pharmaceuticals, Inc. (a) ........................................... 5,451 1,120
Amgen, Inc. ........................................................... 21,877 8,426
Argenx SE , ADR (a) ..................................................... 4,048 3,456
Becton Dickinson & Co. .................................................. 4,009 664
Biogen, Inc. (a) ......................................................... 6,037 1,225
Boston Scientific Corp. (a) ................................................. 21,070 985
Bristol-Myers Squibb Co. ................................................. 283,872 18,540
Cardinal Health, Inc. .................................................... 40,315 9,274
Cencora, Inc. .......................................................... 14,294 4,450
Centene Corp. (a) ....................................................... 6,949 432
CVS Health Corp. ...................................................... 83,481 8,718
Danaher Corp. ......................................................... 12,863 2,508
Dexcom, Inc. (a) ........................................................ 67,442 5,628
Edwards Lifesciences Corp. (a) ............................................. 8,202 706
Elevance Health, Inc. .................................................... 14,443 5,428
Eli Lilly & Co. ......................................................... 28,509 32,752
GE HealthCare Technologies, Inc. ........................................... 6,627 451
Gilead Sciences, Inc. .................................................... 125,028 16,280
HCA Healthcare, Inc. .................................................... 15,241 6,136
Humana, Inc. .......................................................... 1,749 636
IDEXX Laboratories, Inc. (a) ............................................... 1,130 632
Illumina, Inc. (a) ........................................................ 2,998 615
Incyte Corp. (a) ......................................................... 8,144 973
Insmed, Inc. (a) ......................................................... 8,732 861
Intuitive Surgical, Inc. (a) ................................................. 5,080 1,795
IQVIA Holdings, Inc. (a) .................................................. 3,323 781
Johnson & Johnson ..................................................... 122,904 31,506
Labcorp Holdings, Inc. ................................................... 1,186 367
McKesson Corp. ....................................................... 6,794 5,817
Medline, Inc. , Class A (a) ................................................. 6,603 259
Medtronic PLC ........................................................ 97,562 8,331
Merck & Co., Inc. ...................................................... 224,984 29,293
Mettler-Toledo International, Inc. (a) ......................................... 399 565
Moderna, Inc. (a) ....................................................... 14,873 815

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Natera, Inc. (a) ......................................................... 22,392 $ 5,996
Pfizer, Inc. ............................................................ 344,326 8,612
Quest Diagnostics, Inc. ................................................... 1,595 372
Regeneron Pharmaceuticals, Inc. ............................................ 4,133 3,152
ResMed, Inc. .......................................................... 2,090 441
Revolution Medicines, Inc. (a) .............................................. 7,775 1,458
Royalty Pharma PLC , Class A .............................................. 53,664 3,136
STERIS PLC .......................................................... 1,412 322
Stryker Corp. .......................................................... 5,211 1,697
Tenet Healthcare Corp. (a) ................................................. 1,226 312
The Cigna Group ....................................................... 23,119 6,451
Thermo Fisher Scientific, Inc. .............................................. 7,367 4,231
United Therapeutics Corp. (a) .............................................. 1,666 863
UnitedHealth Group, Inc. ................................................. 42,798 17,735
Veeva Systems, Inc. , Class A (a) ............................................. 2,138 436
Vertex Pharmaceuticals, Inc. (a) ............................................. 10,355 4,940
Viatris, Inc. ........................................................... 16,601 292
Waters Corp. (a) ........................................................ 1,963 741
West Pharmaceutical Services, Inc. .......................................... 1,387 473
Zimmer Biomet Holdings, Inc. ............................................. 2,808 264
Zoetis, Inc. , Class A ..................................................... 98,473 7,611
313,986
Industrials (9.3%):
3M Co. .............................................................. 21,600 3,808
Automatic Data Processing, Inc. ............................................ 22,148 5,902
BWX Technologies, Inc. .................................................. 14,465 2,440
C.H. Robinson Worldwide, Inc. ............................................. 63,216 9,339
Carlisle Cos., Inc. ....................................................... 7,035 2,532
Caterpillar, Inc. ........................................................ 9,216 7,509
Clean Harbors, Inc. (a) ................................................... 6,519 2,040
Comfort Systems USA, Inc. ............................................... 2,272 3,930
CSX Corp. ............................................................ 75,792 3,820
Cummins, Inc. ......................................................... 13,449 8,529
Delta Air Lines, Inc. ..................................................... 31,385 2,744
Expeditors International of Washington, Inc. .................................... 54,790 9,199
FedEx Corp. .......................................................... 27,873 8,568
FTAI Aviation Ltd. ...................................................... 14,332 2,952
GE Vernova, Inc. ....................................................... 3,888 3,850
General Dynamics Corp. .................................................. 25,560 9,800
HEICO Corp. , Class A ................................................... 12,609 3,244
Howmet Aerospace, Inc. .................................................. 12,266 3,462
Huntington Ingalls Industries, Inc. ........................................... 15,480 5,053
J.B. Hunt Transport Services, Inc. ........................................... 3,082 838
Leidos Holdings, Inc. .................................................... 31,500 3,641
Lockheed Martin Corp. ................................................... 32,109 18,711
Masco Corp. .......................................................... 92,920 6,642
Norfolk Southern Corp. .................................................. 9,182 3,080
Old Dominion Freight Line, Inc. ............................................ 35,490 7,529
Otis Worldwide Corp. .................................................... 131,237 9,443
Owens Corning ........................................................ 14,778 2,053
Parker-Hannifin Corp. ................................................... 6,080 5,937
Quanta Services, Inc. .................................................... 6,611 4,412
Rockwell Automation, Inc. ................................................ 11,760 5,646
RTX Corp. ............................................................ 17,000 3,659
Southwest Airlines Co. ................................................... 23,348 1,050
SS&C Technologies Holdings, Inc. .......................................... 95,610 7,367
Trane Technologies PLC .................................................. 15,658 7,124
Uber Technologies, Inc. (a) ................................................ 80,236 5,645
Union Pacific Corp. ..................................................... 24,234 7,079
United Airlines Holdings, Inc. (a) ............................................ 15,674 1,902
United Parcel Service, Inc. , Class B .......................................... 68,862 7,177
Woodward, Inc. ........................................................ 10,913 3,937

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Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
XPO, Inc. (a) .......................................................... 4,636 $ 932
212,525
IT Services (1.9%):
Accenture PLC , Class A .................................................. 97,015 16,097
Akamai Technologies, Inc. (a) .............................................. 1,225 141
Cloudflare, Inc. , Class A (a) ................................................ 2,769 772
Cognizant Technology Solutions Corp. , Class A ................................. 87,736 4,856
CoreWeave, Inc. , Class A (a) ............................................... 2,897 208
International Business Machines Corp. ........................................ 48,121 10,762
MongoDB, Inc. , Class A (a) ................................................ 663 224
Okta, Inc. , Class A (a) .................................................... 1,440 204
Snowflake, Inc. , Class A (a) ................................................ 28,795 8,445
Twilio, Inc. , Class A (a) ................................................... 1,381 273
VeriSign, Inc. .......................................................... 785 228
42,210
Materials (3.3%):
Air Products and Chemicals, Inc. ............................................ 6,558 1,934
Albemarle Corp. ....................................................... 3,395 399
Alcoa Corp. ........................................................... 7,449 337
Amcor PLC ........................................................... 13,782 619
CF Industries Holdings, Inc. ............................................... 95,119 11,908
Coeur Mining, Inc. ...................................................... 29,137 434
Corteva, Inc. .......................................................... 54,440 4,285
CRH PLC ............................................................ 26,882 2,554
Dow, Inc. ............................................................ 20,695 627
DuPont de Nemours, Inc. ................................................. 3,786 519
Ecolab, Inc. ........................................................... 13,284 3,688
Freeport-McMoRan, Inc. ................................................. 109,197 6,839
International Flavors & Fragrances, Inc. ....................................... 7,559 599
International Paper Co. ................................................... 15,507 633
Linde PLC ............................................................ 13,692 6,550
LyondellBasell Industries NV , Class A ........................................ 50,490 3,134
Martin Marietta Materials, Inc. ............................................. 1,789 940
Newmont Corp. ........................................................ 30,051 2,816
Nucor Corp. ........................................................... 26,906 6,923
Packaging Corp. of America ............................................... 2,581 635
PPG Industries, Inc. ..................................................... 6,642 734
Reliance, Inc. .......................................................... 7,349 2,984
Royal Gold, Inc. ........................................................ 2,435 483
Smurfit WestRock PLC ................................................... 15,562 715
Steel Dynamics, Inc. ..................................................... 26,459 6,648
The Sherwin-Williams Co. ................................................ 18,801 6,408
Vulcan Materials Co. .................................................... 3,880 1,042
75,387
Real Estate (2.0%):
Brixmor Property Group, Inc. .............................................. 76,700 2,417
Digital Realty Trust, Inc. .................................................. 14,500 2,734
Equinix, Inc. .......................................................... 3,087 3,146
Equity Residential ...................................................... 38,000 2,525
First Industrial Realty Trust, Inc. ............................................ 38,700 2,548
Kimco Realty Corp. ..................................................... 111,218 2,834
Omega Healthcare Investors, Inc. ........................................... 57,400 2,906
Prologis, Inc. .......................................................... 46,661 6,748
Public Storage ......................................................... 8,540 2,768
Simon Property Group, Inc. ............................................... 21,236 4,871
Ventas, Inc. ........................................................... 42,200 3,946
Welltower, Inc. ......................................................... 35,500 8,323
45,766
Semiconductors & Semiconductor Equipment (10.8%):
Advanced Micro Devices, Inc. (a) ............................................ 44,697 21,283
Analog Devices, Inc. .................................................... 21,331 7,837

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Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Applied Materials, Inc. ................................................... 14,476 $ 7,349
Astera Labs, Inc. (a) ..................................................... 1,260 392
Broadcom, Inc. ........................................................ 106,811 41,579
Credo Technology Group Holding Ltd. (a) ..................................... 1,475 305
Entegris, Inc. .......................................................... 1,314 157
First Solar, Inc. (a) ...................................................... 897 189
GLOBALFOUNDRIES, Inc. .............................................. 1,150 58
Intel Corp. (a) .......................................................... 37,541 3,386
KLA Corp. ........................................................... 90,374 16,522
Lam Research Corp. ..................................................... 54,352 15,926
Lattice Semiconductor Corp. (a) ............................................. 1,181 147
MACOM Technology Solutions Holdings, Inc. (a) ................................ 608 153
Marvell Technology, Inc. ................................................. 7,586 1,423
Microchip Technology, Inc. ................................................ 4,619 343
Micron Technology, Inc. .................................................. 11,859 9,760
MKS, Inc. ............................................................ 561 167
Monolithic Power Systems, Inc. ............................................ 5,858 8,354
NVIDIA Corp. ......................................................... 510,633 102,510
ON Semiconductor Corp. (a) ............................................... 3,390 277
Qnity Electronics, Inc. ................................................... 1,844 242
QUALCOMM, Inc. ..................................................... 23,775 3,509
SiTime Corp. (a) ........................................................ 193 103
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 9,971 4,031
Teradyne, Inc. ......................................................... 1,373 505
Texas Instruments, Inc. ................................................... 7,911 2,181
248,688
Software (5.0%):
Adobe, Inc. (a) ......................................................... 3,489 874
AppLovin Corp. , Class A (a) ............................................... 11,153 4,415
Atlassian Corp. , Class A (a) ................................................ 1,377 139
Autodesk, Inc. (a) ....................................................... 1,831 429
Cadence Design Systems, Inc. (a) ............................................ 2,374 807
Circle Internet Group, Inc. , Class A (a) ........................................ 1,593 100
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 40,408 7,712
Datadog, Inc. , Class A (a) ................................................. 2,813 754
Fair Isaac Corp. (a) ...................................................... 197 221
Fortinet, Inc. (a) ........................................................ 5,264 853
Gen Digital, Inc. ....................................................... 4,735 130
Intuit, Inc. ............................................................ 15,366 4,857
Microsoft Corp. ........................................................ 144,045 66,941
Oracle Corp. .......................................................... 33,472 4,347
Palantir Technologies, Inc. , Class A (a) ........................................ 42,350 5,212
Palo Alto Networks, Inc. (a) ................................................ 26,475 8,785
PTC, Inc. (a) ........................................................... 1,007 138
Roper Technologies, Inc. .................................................. 883 346
Salesforce, Inc. ........................................................ 6,830 1,257
ServiceNow, Inc. (a) ..................................................... 51,363 5,713
Strategy, Inc. , Class A (a) .................................................. 2,838 265
Synopsys, Inc. (a) ....................................................... 1,587 617
Workday, Inc. , Class A (a) ................................................. 1,703 273
Zoom Communications, Inc. , Class A (a) ...................................... 2,282 219
Zscaler, Inc. (a) ......................................................... 909 137
115,541
Technology Hardware, Storage & Peripherals (7.5%):
Apple, Inc. ........................................................... 350,716 108,340
Dell Technologies, Inc. , Class C ............................................ 52,414 21,247
Everpure, Inc. , Class A (a) ................................................. 2,707 209
Hewlett Packard Enterprise Co. ............................................. 197,250 9,448
HP, Inc. .............................................................. 198,338 5,408
IonQ, Inc. (a) (b) ........................................................ 3,100 113
NetApp, Inc. .......................................................... 80,061 14,291
Sandisk Corp. (a) ....................................................... 7,608 9,242

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Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Seagate Technology Holdings PLC .......................................... 1,891 $ 1,619
Super Micro Computer, Inc. (a) ............................................. 4,532 129
Western Digital Corp. .................................................... 2,887 1,573
171,619
Utilities (3.4%):
Alliant Energy Corp. .................................................... 6,048 428
Ameren Corp. ......................................................... 39,268 4,304
American Electric Power Co., Inc. ........................................... 12,695 1,623
American Water Works Co., Inc. ............................................ 4,571 613
Atmos Energy Corp. ..................................................... 3,923 678
CenterPoint Energy, Inc. .................................................. 15,260 641
CMS Energy Corp. ...................................................... 7,176 517
Consolidated Edison, Inc. ................................................. 8,604 937
Constellation Energy Corp. ................................................ 7,883 2,071
Dominion Energy, Inc. ................................................... 20,535 1,420
DTE Energy Co. ....................................................... 4,865 690
Duke Energy Corp. ...................................................... 18,214 2,285
Edison International ..................................................... 234,152 17,180
Entergy Corp. ......................................................... 10,699 1,151
Evergy, Inc. ........................................................... 88,168 7,319
Eversource Energy ...................................................... 8,773 628
Exelon Corp. .......................................................... 23,942 1,097
FirstEnergy Corp. ....................................................... 112,493 5,435
National Fuel Gas Co. ................................................... 28,141 2,316
NextEra Energy, Inc. .................................................... 71,051 6,176
NiSource, Inc. ......................................................... 11,119 494
NRG Energy, Inc. ....................................................... 64,948 8,722
OGE Energy Corp. ...................................................... 49,403 2,339
PG&E Corp. .......................................................... 51,398 893
PPL Corp. ............................................................ 17,553 618
Public Service Enterprise Group, Inc. ......................................... 11,641 893
Sempra .............................................................. 15,252 1,351
Talen Energy Corp. (a) ................................................... 1,037 346
The Southern Co. ....................................................... 26,281 2,485
Vistra Corp. ........................................................... 7,763 1,150
WEC Energy Group, Inc. ................................................. 7,598 831
Xcel Energy, Inc. ....................................................... 14,664 1,147
78,778
Total Common Stocks (Cost $1,545,676)
a
a
a
2,267,892
Rights (0.0%)(c)
Financials (0.0%):(c)
TPG, Inc., CVR , expiring 4/9/29 (a) (d) ........................................ 2,949 — (e)
Total Rights (Cost $—)
a
a
a
— (e)
Short-Term Investments (0.1%)
Collateral for Securities Loaned (0.1%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (f) ........ 597,357 597
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (f) ............ 597,357 598
Invesco Government & Agency Portfolio, Institutional Shares , 3 .66% (f) ................ 597,357 597
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (f) . 597,357 597
2,389
Total Short-Term Investments (Cost $2,389)
a
a
a
2,389
Total Investments (Cost $1,548,065) — 99.0% 2,270,281
Other assets in excess of liabilities —  1.0% 23,947
NET ASSETS - 100.00% $ 2,294,228
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of July 31, 2026.
(e) Rounds to less than $1 thousand.
(f) Rate disclosed is the daily yield on July 31, 2026.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (4.1%):
AT&T, Inc. ........................................................... 651,800 $ 15,154
Comcast Corp. , Class A .................................................. 1,614,101 38,674
Fox Corp. , Class A ...................................................... 136,700 7,960
The New York Times Co. , Class A ........................................... 360,923 27,030
Verizon Communications, Inc. .............................................. 641,646 30,035
118,853
Consumer Discretionary (7.6%):
Domino's Pizza, Inc. ..................................................... 48,606 16,888
General Motors Co. ..................................................... 195,000 17,328
Lennar Corp. , Class A .................................................... 69,252 5,703
Lowe's Cos., Inc. ....................................................... 138,776 28,839
PulteGroup, Inc. ........................................................ 88,270 11,164
Ralph Lauren Corp. , Class A ............................................... 61,885 23,537
Ross Stores, Inc. ....................................................... 79,100 19,860
Tapestry, Inc. .......................................................... 121,831 18,563
The Home Depot, Inc. ................................................... 57,400 19,054
The TJX Cos., Inc. ...................................................... 136,278 21,442
Williams-Sonoma, Inc. ................................................... 100,559 22,994
Yum! Brands, Inc. ...................................................... 76,875 11,783
217,155
Consumer Staples (6.7%):
Altria Group, Inc. ....................................................... 515,211 35,204
Archer-Daniels-Midland Co. ............................................... 261,040 20,693
Colgate-Palmolive Co. ................................................... 239,956 21,908
Dollar General Corp. .................................................... 73,559 9,346
PepsiCo, Inc. .......................................................... 74,437 10,389
Philip Morris International, Inc. ............................................. 50,418 9,621
Sysco Corp. ........................................................... 267,520 22,803
The Hershey Co. ....................................................... 43,800 7,667
The Kroger Co. ........................................................ 201,842 11,654
The Procter & Gamble Co. ................................................ 239,893 34,662
Walmart, Inc. .......................................................... 83,836 9,323
193,270
Energy (6.7%):
Chevron Corp. ......................................................... 52,348 10,304
Devon Energy Corp. ..................................................... 557,985 25,182
EOG Resources, Inc. .................................................... 298,914 44,445
Halliburton Co. ........................................................ 206,100 6,647
HF Sinclair Corp. ....................................................... 215,385 19,701
Marathon Petroleum Corp. ................................................ 131,983 41,769
Valero Energy Corp. ..................................................... 136,739 42,785
190,833
Financials (20.9%):
American Express Co. ................................................... 51,888 17,447
Ameriprise Financial, Inc. ................................................. 49,517 27,028
Annaly Capital Management, Inc. ........................................... 409,300 9,299
Bank of America Corp. ................................................... 169,100 10,476
Capital One Financial Corp. ............................................... 90,039 18,819
Cincinnati Financial Corp. ................................................ 78,370 13,925
East West Bancorp, Inc. .................................................. 166,161 21,767
Evercore, Inc. , Class A ................................................... 57,211 18,340
Everest Group Ltd. ...................................................... 48,642 18,200
Fidelity National Financial, Inc. ............................................ 301,828 15,571
Global Payments, Inc. .................................................... 123,833 10,412
JPMorgan Chase & Co. .................................................. 329,422 115,887
Northern Trust Corp. .................................................... 76,906 14,012
Principal Financial Group, Inc. ............................................. 218,843 24,883
SEI Investments Co. ..................................................... 115,832 11,928
State Street Corp. ....................................................... 149,203 27,477

Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Synchrony Financial ..................................................... 333,812 $ 25,300
The Allstate Corp. ...................................................... 151,911 40,117
The Bank of New York Mellon Corp. ......................................... 178,748 27,944
The Charles Schwab Corp. ................................................ 210,189 22,120
The Goldman Sachs Group, Inc. ............................................ 21,565 21,961
The Hartford Insurance Group, Inc. .......................................... 79,600 11,296
The PNC Financial Services Group, Inc. ...................................... 176,431 44,085
W.R. Berkley Corp. ..................................................... 171,868 12,467
Wells Fargo & Co. ...................................................... 83,948 7,257
Zions Bancorp NA ...................................................... 176,230 12,283
600,301
Health Care (13.2%):
Abbott Laboratories ..................................................... 57,332 6,060
AbbVie, Inc. .......................................................... 95,149 23,877
Bristol-Myers Squibb Co. ................................................. 608,209 39,722
Cardinal Health, Inc. .................................................... 87,780 20,192
Cencora, Inc. .......................................................... 27,289 8,496
CVS Health Corp. ...................................................... 155,361 16,224
Elevance Health, Inc. .................................................... 26,987 10,143
Gilead Sciences, Inc. .................................................... 179,850 23,418
HCA Healthcare, Inc. .................................................... 31,196 12,559
Johnson & Johnson ..................................................... 210,736 54,022
McKesson Corp. ....................................................... 12,085 10,347
Medtronic PLC ........................................................ 206,196 17,607
Merck & Co., Inc. ...................................................... 453,697 59,072
Pfizer, Inc. ............................................................ 624,959 15,630
Royalty Pharma PLC , Class A .............................................. 117,601 6,872
The Cigna Group ....................................................... 46,214 12,896
UnitedHealth Group, Inc. ................................................. 56,969 23,608
Zoetis, Inc. , Class A ..................................................... 211,100 16,316
377,061
Industrials (13.1%):
3M Co. .............................................................. 53,268 9,390
Automatic Data Processing, Inc. ............................................ 52,835 14,078
C.H. Robinson Worldwide, Inc. ............................................. 144,371 21,328
Carlisle Cos., Inc. ....................................................... 16,749 6,028
Caterpillar, Inc. ........................................................ 26,370 21,487
Cummins, Inc. ......................................................... 41,860 26,548
Expeditors International of Washington, Inc. .................................... 121,679 20,429
FedEx Corp. .......................................................... 50,916 15,652
General Dynamics Corp. .................................................. 60,946 23,368
Huntington Ingalls Industries, Inc. ........................................... 36,988 12,075
Leidos Holdings, Inc. .................................................... 75,280 8,702
Lockheed Martin Corp. ................................................... 76,689 44,690
Masco Corp. .......................................................... 229,576 16,410
Old Dominion Freight Line, Inc. ............................................ 68,528 14,537
Otis Worldwide Corp. .................................................... 313,750 22,574
Owens Corning ........................................................ 67,515 9,378
Parker-Hannifin Corp. ................................................... 14,440 14,101
Rockwell Automation, Inc. ................................................ 28,056 13,469
Rollins, Inc. ........................................................... 138,853 5,272
RTX Corp. ............................................................ 47,293 10,178
SS&C Technologies Holdings, Inc. .......................................... 225,209 17,352
Trane Technologies PLC .................................................. 37,423 17,026
United Parcel Service, Inc. , Class B .......................................... 112,608 11,736
375,808
Information Technology (15.4%):
Accenture PLC , Class A .................................................. 247,850 41,123
Amphenol Corp. , Class A ................................................. 140,114 22,516
Analog Devices, Inc. .................................................... 40,800 14,990
Apple, Inc. ........................................................... 296,668 91,644
Applied Materials, Inc. ................................................... 16,875 8,567

Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Broadcom, Inc. ........................................................ 32,257 $ 12,557
Cisco Systems, Inc. ..................................................... 247,174 28,670
Cognizant Technology Solutions Corp. , Class A ................................. 209,616 11,602
Dell Technologies, Inc. , Class C ............................................ 96,201 38,997
Hewlett Packard Enterprise Co. ............................................. 510,227 24,440
HP, Inc. .............................................................. 457,240 12,469
International Business Machines Corp. ........................................ 94,973 21,241
Intuit, Inc. ............................................................ 27,480 8,686
KLA Corp. ........................................................... 122,800 22,450
Microsoft Corp. ........................................................ 77,345 35,944
NetApp, Inc. .......................................................... 217,716 38,862
QUALCOMM, Inc. ..................................................... 34,612 5,109
439,867
Materials (3.9%):
CF Industries Holdings, Inc. ............................................... 227,084 28,429
Corteva, Inc. .......................................................... 122,144 9,614
CRH PLC ............................................................ 63,424 6,026
Ecolab, Inc. ........................................................... 37,995 10,548
Freeport-McMoRan, Inc. ................................................. 162,300 10,165
LyondellBasell Industries NV , Class A ........................................ 96,100 5,966
Nucor Corp. ........................................................... 48,200 12,401
Reliance, Inc. .......................................................... 13,912 5,650
Steel Dynamics, Inc. ..................................................... 53,394 13,416
The Sherwin-Williams Co. ................................................ 26,520 9,039
111,254
Real Estate (3.8%):
Brixmor Property Group, Inc. .............................................. 184,881 5,826
Digital Realty Trust, Inc. .................................................. 36,164 6,818
Equinix, Inc. .......................................................... 7,345 7,487
Equity Residential ...................................................... 95,087 6,318
First Industrial Realty Trust, Inc. ............................................ 92,391 6,083
Kimco Realty Corp. ..................................................... 265,815 6,773
Omega Healthcare Investors, Inc. ........................................... 137,637 6,968
Prologis, Inc. .......................................................... 110,945 16,044
Public Storage ......................................................... 20,375 6,605
Simon Property Group, Inc. ............................................... 51,108 11,723
Ventas, Inc. ........................................................... 100,673 9,414
Welltower, Inc. ......................................................... 84,800 19,880
109,939
Utilities (4.3%):
Ameren Corp. ......................................................... 80,505 8,824
Edison International ..................................................... 538,381 39,501
Evergy, Inc. ........................................................... 246,756 20,483
FirstEnergy Corp. ....................................................... 232,100 11,213
National Fuel Gas Co. ................................................... 135,893 11,185
NextEra Energy, Inc. .................................................... 65,103 5,659
NRG Energy, Inc. ....................................................... 145,080 19,483
OGE Energy Corp. ...................................................... 118,308 5,602
121,950
Total Common Stocks (Cost $2,187,575)
a
a
a
2,856,291
Total Investments (Cost $2,187,575) — 99.7% 2,856,291
Other assets in excess of liabilities —  0.3% 9,525
NET ASSETS - 100.00% $ 2,865,816
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.6%)
Communication Services (10.2%):
Alphabet, Inc., Class A ................................................... 124,098 $ 44,195
Meta Platforms, Inc., Class A .............................................. 108,361 60,326
Netflix, Inc.(a) ......................................................... 212,641 15,248
Pinterest, Inc., Class A(a) ................................................. 32,788 787
Reddit, Inc., Class A(a) ................................................... 32,400 4,558
ROBLOX Corp., Class A(a) ............................................... 60,108 2,140
Space Exploration Technologies Corp., Class A(a)(b) ............................. 64,903 7,034
Take-Two Interactive Software, Inc.(a) ........................................ 74,158 18,014
152,302
Communications Equipment (3.3%):
Arista Networks, Inc.(a) .................................................. 181,747 32,778
Ciena Corp.(a) ......................................................... 6,022 2,271
Cisco Systems, Inc. ..................................................... 6,028 699
Lumentum Holdings, Inc.(a) ............................................... 1,522 1,087
Motorola Solutions, Inc. .................................................. 1,824 795
Viavi Solutions, Inc.(a) ................................................... 185,940 6,870
Zhongji Innolight Co. Ltd., Class H(a) ........................................ 23,950 3,139
47,639
Consumer Discretionary (3.4%):
Airbnb, Inc., Class A(a) .................................................. 11,438 1,733
Amazon.com, Inc.(a) .................................................... 147,981 40,188
MercadoLibre , Inc.(a) .................................................... 685 1,286
Navan, Inc., Class A(a) ................................................... 290,038 7,721
50,928
Consumer Staples (0.4%):
Maplebear , Inc.(a) ...................................................... 132,576 5,913
Electronic Equipment, Instruments & Components (4.8%):
Amphenol Corp., Class A ................................................. 80,720 12,972
Celestica, Inc.(a) ....................................................... 15,327 5,080
Cognex Corp. ......................................................... 71,283 4,650
Coherent Corp.(a) ...................................................... 87,936 23,117
Corning, Inc. .......................................................... 10,805 1,494
Fabrinet(a) ............................................................ 24,054 10,473
Flex Ltd.(a) ........................................................... 71,928 8,182
Novanta, Inc.(a) ........................................................ 42,364 6,039
TTM Technologies, Inc.(a) ................................................ 12,234 1,412
73,419
Financials (1.6%):
Block, Inc., Class A(a) ................................................... 24,980 2,029
HCI Group, Inc. ........................................................ 25,873 4,528
Toast, Inc., Class A(a) .................................................... 102,135 3,296
Visa, Inc., Class A ...................................................... 36,572 13,390
23,243
Health Care (14.1%):
Abbott Laboratories ..................................................... 1,747 185
AbbVie, Inc. .......................................................... 1,694 425
Absci Corp.(a) ......................................................... 362,068 2,817
Adaptive Biotechnologies Corp.(a) .......................................... 2,122 48
Agilent Technologies, Inc. ................................................. 1,121 155
Alamar Biosciences, Inc.(a) ............................................... 100 3
Alebund Pharmaceuticals Jiangsu Ltd., Class H(a) ............................... 1,100 4
Alignment Healthcare, Inc.(a) .............................................. 2,080 31
Alnylam Pharmaceuticals, Inc.(a) ........................................... 324 67
Amgen, Inc. ........................................................... 365 141
AnaptysBio , Inc.(a) ..................................................... 187,893 10,026
Arcus Biosciences, Inc.(a) ................................................. 2,042 58
Argenx SE, ADR(a) ..................................................... 65 55
Ascendis Pharma A/S(a) .................................................. 313 76
AstraZeneca PLC ....................................................... 472 80

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Avalyn Pharma, Inc.(a) ................................................... 200 $ 6
Biogen, Inc.(a) ......................................................... 677 137
Boston Scientific Corp.(a) ................................................. 4,156 194
Bridgebio Pharma, Inc.(a) ................................................. 161,635 12,945
Bristol-Myers Squibb Co. ................................................. 1,159 76
CAMP4 Therapeutics Corp.(a)(b) ........................................... 226,602 782
Cardinal Health, Inc. .................................................... 361 83
Celldex Therapeutics, Inc.(a) ............................................... 1,379 52
Cencora , Inc. .......................................................... 802 250
Centene Corp.(a) ....................................................... 1,782 111
CG oncology, Inc.(a) .................................................... 546 39
CVS Health Corp. ...................................................... 2,731 285
Cytokinetics, Inc.(a) ..................................................... 916 71
Danaher Corp. ......................................................... 1,329 259
Definium Therapeutics, Inc.(a) ............................................. 700 30
Dexcom, Inc.(a) ........................................................ 1,102 92
Dianthus Therapeutics, Inc.(a) .............................................. 488 52
Disc Medicine, Inc., Class A(a) ............................................. 64,634 4,977
Dyne Therapeutics, Inc.(a) ................................................ 103,776 2,613
Edwards Lifesciences Corp.(a) ............................................. 2,905 250
Elanco Animal Health, Inc.(a) .............................................. 2,831 75
Elevance Health, Inc. .................................................... 811 305
Eli Lilly & Co. ......................................................... 12,329 14,164
Encompass Health Corp. .................................................. 486 54
First Tracks Biotherapeutics, Inc.(a) .......................................... 187,893 8,275
Galderma Group AG(a) .................................................. 319 70
GenFleet Therapeutics Shanghai, Inc., Class H(a) ................................ 7,550 27
GSK PLC ............................................................ 4,504 117
Guardant Health, Inc.(a) .................................................. 222,060 35,971
HCA Healthcare, Inc. .................................................... 474 191
HeartFlow , Inc.(a) ...................................................... 2,413 61
ICON PLC(a) ......................................................... 153 25
Ideaya Biosciences, Inc.(a) ................................................ 160,856 5,710
Immunocore Holdings PLC, ADR(a) ......................................... 1,459 50
Immunome, Inc.(a) ...................................................... 1,800 41
Incyte Corp.(a) ......................................................... 802 96
Insmed , Inc.(a) ......................................................... 62,349 6,148
Inspire Medical Systems, Inc.(a) ............................................ 701 35
Intuitive Surgical, Inc.(a) ................................................. 825 291
Ionis Pharmaceuticals, Inc.(a) .............................................. 1,374 71
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H ............................... 4,318 31
Johnson & Johnson ..................................................... 2,637 676
Kailera Therapeutics, Inc.(a) ............................................... 1,760 30
Kymera Therapeutics, Inc.(a) .............................................. 60,814 6,288
Madrigal Pharmaceuticals, Inc.(a) ........................................... 152 71
Medtronic PLC ........................................................ 1,318 113
Merck & Co., Inc. ...................................................... 4,672 608
Mirum Pharmaceuticals, Inc.(a) ............................................. 418 44
Moderna, Inc.(a) ....................................................... 531 29
Natera , Inc.(a) ......................................................... 52,743 14,122
Olema Pharmaceuticals, Inc.(a) ............................................. 254,784 2,917
Option Care Health, Inc.(a) ................................................ 1,912 44
ORIC Pharmaceuticals, Inc.(a) ............................................. 358,298 3,966
Pharvaris NV(a) ........................................................ 1,659 54
Protagonist Therapeutics, Inc.(a) ............................................ 77,782 10,628
PTC Therapeutics, Inc.(a) ................................................. 1,046 71
QIAGEN NV .......................................................... 966 40
Regeneron Pharmaceuticals, Inc. ............................................ 270 206
Revolution Medicines, Inc.(a) .............................................. 152,410 28,581
Scholar Rock Holding Corp.(a) ............................................. 1,019 48
Spyre Therapeutics, Inc.(a) ................................................ 76,720 7,544
STERIS PLC .......................................................... 376 86
Stoke Therapeutics, Inc.(a) ................................................ 1,182 34

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Structure Therapeutics, Inc., ADR(a) ......................................... 1,047 $ 50
Stryker Corp. .......................................................... 383 125
Thermo Fisher Scientific, Inc. .............................................. 278 160
Trevi Therapeutics, Inc.(a) ................................................ 2,047 37
Twist Bioscience Corp.(a) ................................................. 113,554 10,396
UCB SA ............................................................. 319 82
United Therapeutics Corp.(a) .............................................. 171 89
UnitedHealth Group, Inc. ................................................. 1,172 486
Vaxcyte , Inc.(a) ........................................................ 761 41
Vertex Pharmaceuticals, Inc.(a) ............................................. 16,887 8,057
Viridian Therapeutics, Inc.(a)(b) ............................................ 247,296 4,679
Zenas Biopharma, Inc.(a)(b) ............................................... 1,437 45
Zymeworks , Inc.(a) ..................................................... 82,485 1,810
211,540
IT Services (2.7%):
Akamai Technologies, Inc.(a) .............................................. 3,143 362
Cloudflare, Inc., Class A(a) ................................................ 3,737 1,043
CoreWeave , Inc., Class A(a) ............................................... 5,492 394
Gartner, Inc.(a) ........................................................ 5,809 877
GoDaddy, Inc., Class A(a) ................................................. 27,284 2,257
MongoDB, Inc., Class A(a) ................................................ 1,696 572
Shopify, Inc., Class A(a) .................................................. 58,112 6,808
Snowflake, Inc., Class A(a) ................................................ 96,892 28,416
40,729
Semiconductors & Semiconductor Equipment (29.0%):
Advanced Micro Devices, Inc.(a) ............................................ 18,769 8,937
Advanced Micro-Fabrication Equipment, Inc., Class A ............................ 83,249 4,236
Applied Materials, Inc. ................................................... 19,235 9,765
ASML Holding NV, Registered Shares, NYS ................................... 3,275 5,335
Broadcom, Inc. ........................................................ 134,634 52,410
Cirrus Logic, Inc.(a) ..................................................... 17,550 2,270
Credo Technology Group Holding Ltd.(a) ..................................... 83,969 17,381
Impinj , Inc.(a)(b) ....................................................... 42,730 6,468
KLA Corp. ........................................................... 83,216 15,214
Lam Research Corp. ..................................................... 120,494 35,307
MACOM Technology Solutions Holdings, Inc.(a) ................................ 71,597 18,002
MaxLinear , Inc., Class A(a) ................................................ 137,884 9,213
Micron Technology, Inc. .................................................. 17,033 14,019
MKS, Inc. ............................................................ 5,508 1,638
Monolithic Power Systems, Inc. ............................................ 23,808 33,951
NVIDIA Corp. ......................................................... 740,298 148,615
Qnity Electronics, Inc. ................................................... 4,454 584
Semtech Corp.(a) ....................................................... 166,004 19,559
Silicon Motion Technology Corp., ADR ....................................... 52,534 13,322
SK hynix , Inc. ......................................................... 6,903 7,842
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 92,505 6,843
Teradyne, Inc. ......................................................... 3,184 1,171
432,082
Software (23.9%):
Adobe, Inc.(a) ......................................................... 9,028 2,261
Appfolio , Inc., Class A(a) ................................................. 10,474 1,887
AppLovin Corp., Class A(a) ............................................... 85,999 34,047
Atlassian Corp., Class A(a) ................................................ 17,638 1,782
Autodesk, Inc.(a) ....................................................... 11,433 2,678
Cadence Design Systems, Inc.(a) ............................................ 13,777 4,684
Core Scientific, Inc.(a) ................................................... 201,135 4,167
Crowdstrike Holdings, Inc., Class A(a) ....................................... 42,616 8,134
CyberArk Software Ltd.(a) ................................................ 24,033 1,081
Datadog, Inc., Class A(a) ................................................. 22,242 5,960
Docusign , Inc., Class A(a) ................................................. 61,822 3,390
Dynatrace, Inc.(a) ...................................................... 73,030 3,237
Elastic NV(a) .......................................................... 33,581 2,209

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Fair Isaac Corp.(a) ...................................................... 1,914 $ 2,149
Fortinet, Inc.(a) ........................................................ 19,116 3,096
HubSpot, Inc.(a) ....................................................... 4,156 986
Intuit, Inc. ............................................................ 12,805 4,047
JFrog Ltd.(a) .......................................................... 192,619 15,369
Keel Infrastructure Corp.(a) ............................................... 1,128,222 4,479
Klaviyo , Inc., Class A(a) .................................................. 305,982 5,459
Manhattan Associates, Inc.(a) .............................................. 12,917 2,472
Microsoft Corp. ........................................................ 192,864 89,628
Nebius Group NV, Class A(a)(b) ............................................ 79,805 15,196
Nutanix, Inc., Class A(a) .................................................. 35,611 2,101
Oracle Corp. .......................................................... 121,011 15,716
Palantir Technologies, Inc., Class A(a) ........................................ 112,373 13,829
Palo Alto Networks, Inc.(a) ................................................ 66,186 21,962
Pegasystems, Inc. ....................................................... 87,887 2,685
RingCentral, Inc., Class A ................................................. 78,687 4,377
Riot Platforms, Inc.(a) ................................................... 243,696 4,915
Rubrik, Inc., Class A(a) .................................................. 57,989 4,196
Salesforce, Inc. ........................................................ 12,397 2,281
Samsara, Inc., Class A(a) ................................................. 181,155 6,752
ServiceNow, Inc.(a) ..................................................... 212,762 23,666
Strategy, Inc., Class A(a) .................................................. 7,361 687
Synopsys, Inc.(a) ....................................................... 16,869 6,558
Terawulf , Inc.(a)(b) ..................................................... 221,162 3,906
Varonis Systems, Inc., Class B(a) ........................................... 354,770 14,173
Workday, Inc., Class A(a) ................................................. 20,707 3,320
Zeta Global Holdings Corp., Class A(a) ....................................... 243,610 5,262
Zscaler, Inc.(a) ......................................................... 18,863 2,852
357,636
Technology Hardware, Storage & Peripherals (5.2%):
Apple, Inc. ........................................................... 110,769 34,218
Dell Technologies, Inc., Class C ............................................ 4,408 1,787
Everpure , Inc., Class A(a) ................................................. 19,399 1,497
Novanta, Inc.(a) ........................................................ 74,357 10,335
Sandisk Corp.(a) ....................................................... 12,339 14,990
Seagate Technology Holdings PLC .......................................... 15,955 13,660
Western Digital Corp. .................................................... 1,856 1,011
77,498
Total Common Stocks (Cost $707,045)
a
a
a
1,472,929
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc., CVR, expiring 1/4/27(a)(d) ................................... 145 —(e)
Total Rights (Cost $—)
a
a
a
—(e)
Warrants (0.0%)(c)
Health Care (0.0%):(c)
Athenex , Inc., expiring 8/15/27(a)(d) ......................................... 5,153,482 —(e)
Total Warrants (Cost $52)
a
a
a
—(e)
Short-Term Investments (1.9%)
Collateral for Securities Loaned (1.9%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.57%(f) ........ 7,000,625 7,001
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.60%(f) ............ 7,000,625 7,000
Invesco Government & Agency Portfolio, Institutional Shares, 3.66%(f) ................ 7,000,625 7,001

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.59%(f) . 7,000,625 $ 7,001
28,003
Total Short-Term Investments (Cost $28,003)
a
a
a
28,003
Total Investments (Cost $735,100) — 100.5% 1,500,932
Liabilities in excess of other assets —  (0.5)% (6,748)
NET ASSETS - 100.00% $ 1,494,184
At July 31, 2026, the Fund's investments in foreign securities were 5.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of July 31, 2026.
(e) Rounds to less than $1 thousand.
(f) Rate disclosed is the daily yield on July 31, 2026.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
NYS
—
New York Registered Shares
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.1%)
Communication Services (2.5%):
Cargurus, Inc., Class A(a) ................................................. 37,930 $ 1,375
Cinemark Holdings, Inc. .................................................. 45,154 1,652
Cogent Communications Holdings, Inc. ....................................... 65,700 887
Gray Media, Inc. ....................................................... 126,553 511
IDT Corp., Class B ...................................................... 29,196 1,923
Lumen Technologies, Inc.(a) ............................................... 136,082 868
Madison Square Garden Sports Corp.(a) ....................................... 1,710 673
Magnite, Inc.(a) ........................................................ 354,313 6,839
Nexstar Media Group, Inc., Class A .......................................... 6,700 1,277
Nexxen International Ltd.(a) ............................................... 120,471 1,238
Playtika Holding Corp. ................................................... 235,868 941
Trivago NV, ADR(a) .................................................... 71,452 377
Yelp, Inc., Class A(a) .................................................... 104,607 2,765
Ziff Davis, Inc.(a) ....................................................... 57,543 3,054
24,380
Consumer Discretionary (9.3%):
Academy Sports & Outdoors, Inc. ........................................... 42,274 2,006
American Eagle Outfitters, Inc. ............................................. 137,703 2,366
Asbury Automotive Group, Inc.(a) ........................................... 4,100 950
Bath & Body Works, Inc. ................................................. 68,080 1,370
Boot Barn Holdings, Inc.(a) ............................................... 2,350 350
Brinker International, Inc.(a) ............................................... 14,161 3,026
Brunswick Corp. ....................................................... 19,510 1,541
Build-A-Bear Workshop, Inc.(b) ............................................ 36,608 1,242
Callaway Golf Co.(a) .................................................... 80,306 1,482
Cava Group, Inc.(a) ..................................................... 10,424 680
Champion Homes, Inc.(a) ................................................. 18,075 1,439
Cricut, Inc., Class A(b) ................................................... 181,369 851
First Watch Restaurant Group, Inc.(a) ........................................ 36,887 474
Frontdoor, Inc.(a) ....................................................... 37,872 2,751
Garrett Motion, Inc. ..................................................... 178,822 5,569
Genius Sports Ltd.(a) .................................................... 269,041 1,864
G-III Apparel Group Ltd. ................................................. 64,160 2,336
Global-e Online Ltd.(a) .................................................. 26,318 1,035
Green Brick Partners, Inc.(a) ............................................... 24,900 1,761
Group 1 Automotive, Inc. ................................................. 5,843 1,676
Hamilton Beach Brands Holding Co., Class A ................................... 30,243 695
Installed Building Products, Inc. ............................................ 12,930 2,883
KB Home ............................................................ 32,731 1,799
Kohl's Corp. .......................................................... 193,499 3,704
Kontoor Brands, Inc. .................................................... 35,256 2,952
Kura Sushi USA, Inc., Class A(a)(b) ......................................... 26,820 1,236
Life Time Group Holdings, Inc.(a) ........................................... 52,193 2,354
Lindblad Expeditions Holdings, Inc.(a) ....................................... 16,805 497
M/I Homes, Inc.(a) ...................................................... 13,440 1,964
Marriott Vacations Worldwide Corp. ......................................... 16,619 1,621
Mattel, Inc.(a) ......................................................... 75,510 1,139
Meritage Homes Corp. ................................................... 13,070 918
Monarch Casino & Resort, Inc. ............................................. 19,551 2,400
National Vision Holdings, Inc.(a) ............................................ 66,300 1,461
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 4,762 350
Penn Entertainment, Inc.(a) ................................................ 63,430 1,302
Phinia, Inc. ........................................................... 37,987 2,795
PVH Corp. ........................................................... 12,900 1,118
Sally Beauty Holdings, Inc.(a) .............................................. 89,700 1,343
SharkNinja, Inc.(a) ...................................................... 16,498 2,669
Signet Jewelers Ltd. ..................................................... 52,351 4,862
Sweetgreen, Inc., Class A(a) ............................................... 85,681 553
The Buckle, Inc. ........................................................ 83,500 3,655
Valvoline, Inc.(a) ....................................................... 46,480 1,785
Victoria's Secret & Co.(a) ................................................. 16,210 1,438

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Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Visteon Corp. .......................................................... 15,470 $ 1,617
Warby Parker, Inc., Class A(a) .............................................. 41,916 1,119
Winmark Corp. ........................................................ 5,106 1,703
Winnebago Industries, Inc. ................................................ 35,537 1,076
YETI Holdings, Inc.(a) ................................................... 25,070 1,227
89,004
Consumer Staples (2.4%):
Cal-Maine Foods, Inc. ................................................... 34,815 3,056
Dole PLC ............................................................ 165,820 2,345
Edgewell Personal Care Co. ............................................... 94,264 2,563
Freshpet, Inc.(a) ........................................................ 5,689 339
Herbalife Ltd.(a) ....................................................... 99,710 1,238
Interparfums, Inc. ....................................................... 13,073 1,628
Mama's Creations, Inc.(a) ................................................. 75,751 1,396
Medifast, Inc.(a) ....................................................... 33,086 325
Sprouts Farmers Market, Inc.(a) ............................................ 6,978 608
The Andersons, Inc. ..................................................... 17,595 1,245
The Chefs' Warehouse, Inc.(a) .............................................. 39,448 4,551
The Vita Coco Co., Inc.(a) ................................................ 28,611 1,887
United Natural Foods, Inc.(a) .............................................. 40,701 2,069
23,250
Energy (4.6%):
Ardmore Shipping Corp. .................................................. 110,992 1,930
Cactus, Inc., Class A ..................................................... 36,510 2,374
California Resources Corp. ................................................ 29,182 1,536
Centrus Energy Corp., Class A(a)(b) ......................................... 2,333 413
Core Natural Resources, Inc. ............................................... 26,771 2,137
DHT Holdings, Inc. ..................................................... 69,629 1,293
Diversified Energy Co. ................................................... 65,810 886
Gulfport Energy Corp.(a) ................................................. 12,005 1,937
Innovex International, Inc.(a) .............................................. 47,600 1,337
Magnolia Oil & Gas Corp., Class A .......................................... 73,541 1,891
Matador Resources Co. ................................................... 26,428 1,318
Murphy Oil Corp. ...................................................... 99,322 3,947
Noble Corp. PLC ....................................................... 30,935 1,312
Northern Oil & Gas, Inc. .................................................. 45,570 964
Patterson-UTI Energy, Inc. ................................................ 148,861 1,560
Plains GP Holdings LP, Class A(a) ........................................... 73,090 1,924
Ranger Energy Services, Inc., Class A ........................................ 116,379 1,868
Scorpio Tankers, Inc. .................................................... 71,514 5,568
SM Energy Co. ........................................................ 96,600 3,141
Teekay Corp. Ltd. ...................................................... 67,021 781
Teekay Tankers Ltd., Class A ............................................... 37,145 2,948
Tidewater, Inc.(a) ....................................................... 42,231 3,170
44,235
Financials (19.1%):
1st Source Corp. ....................................................... 16,070 1,442
Acadian Asset Management, Inc. ............................................ 51,433 4,448
AGNC Investment Corp.(b) ............................................... 106,800 1,138
Amalgamated Financial Corp. .............................................. 84,767 4,186
Ameris Bancorp ........................................................ 43,914 3,830
Apollo Commercial Real Estate Finance, Inc. ................................... 63,503 420
Artisan Partners Asset Management, Inc., Class A ................................ 104,892 4,116
Atlanticus Holdings Corp.(a) ............................................... 24,363 2,570
Axis Capital Holdings Ltd. ................................................ 14,725 1,551
BancFirst Corp. ........................................................ 17,569 1,982
Bank of Hawaii Corp. .................................................... 23,907 1,910
BOK Financial Corp. .................................................... 14,124 1,996
Bread Financial Holdings, Inc. ............................................. 39,269 4,244
Cathay General Bancorp .................................................. 49,168 3,107
Chime Financial, Inc., Class A(a) ........................................... 104,302 2,398
City Holding Co. ....................................................... 10,438 1,515

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Coastal Financial Corp.(a) ................................................ 26,871 $ 1,101
Cohen & Steers, Inc. .................................................... 23,563 1,939
Commerce Bancshares, Inc. ............................................... 42,011 2,490
CVB Financial Corp. .................................................... 88,006 1,969
Dave, Inc.(a) .......................................................... 6,394 2,383
Dime Commercial Bancshares, Inc. .......................................... 35,532 1,448
Dynex Capital, Inc. ..................................................... 126,040 1,602
Enova International, Inc.(a) ................................................ 23,551 5,986
Essent Group Ltd. ...................................................... 76,591 5,053
Figure Technology Solutions, Inc., Class A(a) ................................... 78,763 1,962
First American Financial Corp. ............................................. 13,030 977
First Bancorp NC ....................................................... 14,536 914
First Bancorp Puerto Rico ................................................. 154,178 4,460
First Financial Bancorp ................................................... 107,226 3,627
First Interstate BancSystem, Inc., Class A ...................................... 49,939 1,899
First Merchants Corp. .................................................... 44,358 1,914
FNB Corp. ............................................................ 105,300 1,990
Franklin BSP Realty Trust, Inc. ............................................. 73,133 555
Glacier Bancorp, Inc. .................................................... 43,316 2,135
Globe Life, Inc. ........................................................ 18,400 3,353
Hamilton Insurance Group Ltd., Class B ...................................... 91,866 3,304
Hancock Whitney Corp. .................................................. 53,077 4,087
International Bancshares Corp. ............................................. 47,135 3,608
Jack Henry & Associates, Inc. .............................................. 11,550 1,779
Jackson Financial, Inc., Class A ............................................. 26,455 3,235
Kinsale Capital Group, Inc. ................................................ 4,683 1,669
Ladder Capital Corp., Class A .............................................. 230,882 2,207
Lincoln International, Inc., Class A(a) ........................................ 40,000 832
Lincoln National Corp. ................................................... 29,000 1,323
Live Oak Bancshares, Inc. ................................................ 33,104 1,417
Marex Group Ltd. ...................................................... 32,431 2,105
MFA Financial, Inc. ..................................................... 59,613 543
NBT Bancorp, Inc. ...................................................... 37,958 1,998
Northeast Community Bancorp, Inc. ......................................... 28,725 767
OFG Bancorp ......................................................... 70,308 3,716
Old National Bancorp .................................................... 77,110 2,054
Old Second Bancorp, Inc. ................................................. 118,258 2,991
PJT Partners, Inc., Class A ................................................ 18,382 3,094
Primerica, Inc. ......................................................... 6,130 1,961
QCR Holdings, Inc. ..................................................... 46,209 4,757
Renasant Corp. ........................................................ 36,580 1,594
RLI Corp. ............................................................ 28,400 1,739
Shift4 Payments, Inc., Class A(a)(b) ......................................... 32,438 1,719
Skyward Specialty Insurance Group, Inc.(a) .................................... 67,784 4,064
SLM Corp. ........................................................... 59,525 1,547
SouthState Bank Corp. ................................................... 37,048 3,893
Stewart Information Services Corp. .......................................... 25,850 1,747
StoneCo Ltd., Class A .................................................... 77,199 878
Texas Capital Bancshares, Inc. ............................................. 44,910 4,439
The Bancorp, Inc.(a) ..................................................... 43,678 2,929
The Bank of NT Butterfield & Son Ltd. ....................................... 91,222 5,592
Toast, Inc., Class A(a) .................................................... 63,958 2,064
TWFG, Inc., Class A(a) .................................................. 13,130 352
UMB Financial Corp. .................................................... 15,480 2,256
United Bankshares, Inc. .................................................. 28,270 1,370
Universal Insurance Holdings, Inc. .......................................... 84,190 3,680
Valley National Bancorp .................................................. 79,940 1,142
Virtus Investment Partners, Inc. ............................................. 10,200 1,625
Western Alliance Bancorp ................................................. 20,550 1,654
White Mountains Insurance Group Ltd. ....................................... 560 1,175
World Acceptance Corp.(a) ................................................ 5,479 985
182,501

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Health Care (17.3%):
AdaptHealth Corp., Class A(a) ............................................. 147,018 $ 1,588
Alignment Healthcare, Inc.(a) .............................................. 84,156 1,250
Alkermes PLC(a) ....................................................... 38,231 1,873
Amphastar Pharmaceuticals, Inc.(a) .......................................... 60,972 1,216
AnaptysBio, Inc.(a) ..................................................... 31,643 1,688
Annexon, Inc.(a) ....................................................... 84,619 431
Arcutis Biotherapeutics, Inc.(a) ............................................. 46,194 1,241
Arrowhead Pharmaceuticals, Inc.(a) .......................................... 26,536 2,246
Azenta, Inc.(a) ......................................................... 40,012 1,126
Beta Bionics, Inc.(a) ..................................................... 70,981 911
BridgeBio Oncology Therapeutics, Inc., Class A(a)(b) ............................. 134,743 1,090
Bridgebio Pharma, Inc.(a) ................................................. 22,803 1,826
Brookdale Senior Living, Inc.(a) ............................................ 81,900 1,196
Butterfly Network, Inc., Class A(a) .......................................... 18,600 132
Celcuity, Inc.(a) ........................................................ 48,090 4,154
Celldex Therapeutics, Inc.(a) ............................................... 19,241 732
Charles River Laboratories International, Inc.(a) ................................. 5,274 1,226
Cogent Biosciences, Inc.(a) ................................................ 35,362 1,377
Collegium Pharmaceutical, Inc.(a) ........................................... 26,450 936
CorVel Corp.(a) ........................................................ 45,240 2,717
CryoPort, Inc.(a) ....................................................... 55,857 843
Cytokinetics, Inc.(a) ..................................................... 25,030 1,931
Dianthus Therapeutics, Inc.(a) .............................................. 10,761 1,151
Dyne Therapeutics, Inc.(a) ................................................ 80,534 2,028
Edgewise Therapeutics, Inc.(a) ............................................. 49,713 1,910
Encompass Health Corp. .................................................. 10,000 1,111
Envista Holdings Corp.(a) ................................................. 71,000 1,939
Erasca, Inc.(a) ......................................................... 50,172 911
EyePoint, Inc.(a) ....................................................... 30,874 378
First Tracks Biotherapeutics, Inc.(a) .......................................... 31,995 1,409
GRAIL, Inc.(a) ........................................................ 35,064 2,404
Harmony Biosciences Holdings, Inc.(a) ....................................... 89,791 3,164
HealthEquity, Inc.(a) .................................................... 38,028 3,826
ICU Medical, Inc.(a) .................................................... 12,467 2,101
Immunome, Inc.(a) ...................................................... 126,454 2,878
Immunovant, Inc.(a) ..................................................... 51,764 1,999
Inhibrx Biosciences, Inc.(a) ................................................ 9,414 772
Innoviva, Inc.(a) ....................................................... 103,413 2,169
iRadimed Corp. ........................................................ 39,594 3,598
iRhythm Holdings, Inc.(a) ................................................. 12,007 1,407
Ironwood Pharmaceuticals, Inc., Class A(a) .................................... 146,579 620
Kiniksa Pharmaceuticals International PLC, Class A(a) ............................ 32,607 2,424
Kodiak Sciences, Inc.(a) .................................................. 10,463 435
Krystal Biotech, Inc.(a) ................................................... 3,423 1,168
Kymera Therapeutics, Inc.(a) .............................................. 13,357 1,381
Lantheus Holdings, Inc.(a) ................................................ 45,337 4,517
Ligand Pharmaceuticals, Inc.(a) ............................................. 11,682 3,359
LivaNova PLC(a) ....................................................... 23,907 1,916
Lumexa Imaging Holdings, Inc.(a) .......................................... 38,845 404
Madrigal Pharmaceuticals, Inc.(a) ........................................... 2,919 1,364
Mineralys Therapeutics, Inc.(a) ............................................. 25,365 647
Mirum Pharmaceuticals, Inc.(a) ............................................. 8,263 875
Monte Rosa Therapeutics, Inc.(a) ........................................... 23,716 392
MoonLake Immunotherapeutics, Class A(a) .................................... 45,833 845
Neogen Corp.(a) ....................................................... 178,370 2,148
Niagen Bioscience, Inc.(a) ................................................ 282,651 961
Option Care Health, Inc.(a) ................................................ 111,769 2,574
OrthoPediatrics Corp.(a) .................................................. 191,211 3,861
Oruka Therapeutics, Inc.(a) ................................................ 32,066 3,095
Owlet, Inc., Class A(a) ................................................... 232,162 1,193
Pacira BioSciences, Inc.(a) ................................................ 85,552 2,259
Palvella Therapeutics, Inc.(a) .............................................. 9,944 1,383

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Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Pediatrix Medical Group, Inc.(a) ............................................ 68,887 $ 1,826
Praxis Precision Medicines, Inc.(a) .......................................... 4,386 1,350
Precigen, Inc.(a) ........................................................ 144,523 906
Progyny, Inc.(a) ........................................................ 100,297 3,122
Protagonist Therapeutics, Inc.(a) ............................................ 21,933 2,997
PTC Therapeutics, Inc.(a) ................................................. 7,774 529
RadNet, Inc.(a) ........................................................ 24,970 1,593
Relay Therapeutics, Inc.(a) ................................................ 62,280 1,173
Repligen Corp.(a) ....................................................... 40,609 5,726
Rhythm Pharmaceuticals, Inc.(a) ............................................ 20,956 2,080
Scholar Rock Holding Corp.(a) ............................................. 41,978 1,985
SI-BONE, Inc.(a) ....................................................... 297,417 5,282
SIGA Technologies, Inc. .................................................. 245,315 802
Spyre Therapeutics, Inc.(a) ................................................ 36,353 3,575
Stoke Therapeutics, Inc.(a) ................................................ 133,427 3,851
Strata Critical Medical, Inc.(a) ............................................. 69,186 347
Supernus Pharmaceuticals, Inc.(a) ........................................... 23,283 1,039
Surgery Partners, Inc.(a)(b) ................................................ 63,000 970
Syndax Pharmaceuticals, Inc.(a) ............................................ 143,800 2,739
Tango Therapeutics, Inc.(a) ................................................ 70,320 1,911
Taysha Gene Therapies, Inc.(a) ............................................. 498,102 2,919
Teleflex, Inc. .......................................................... 12,280 1,679
The Ensign Group, Inc. ................................................... 8,650 1,541
The Pennant Group, Inc.(a) ................................................ 38,580 1,556
Travere Therapeutics, Inc.(a) ............................................... 22,001 1,230
Twist Bioscience Corp.(a) ................................................. 20,061 1,837
Tyra Biosciences, Inc.(a) .................................................. 26,362 840
Vera Therapeutics, Inc., Class A(a) .......................................... 13,847 444
Viking Therapeutics, Inc.(a) ............................................... 23,877 758
Xenon Pharmaceuticals, Inc.(a) ............................................. 24,334 1,525
Xeris Biopharma Holdings, Inc.(a) .......................................... 216,235 1,747
Zymeworks, Inc.(a) ..................................................... 80,194 1,759
166,344
Industrials (15.5%):
ACCO Brands Corp. .................................................... 460,230 1,942
AeroVironment, Inc.(a)(b) ................................................. 6,267 936
Albany International Corp., Class A .......................................... 18,800 1,401
Apogee Enterprises, Inc. .................................................. 37,991 1,504
Applied Industrial Technologies, Inc. ......................................... 3,794 1,310
ArcBest Corp. ......................................................... 21,387 3,087
Argan, Inc. ........................................................... 6,469 3,690
Arxis, Inc., Class A(a) ................................................... 34,657 1,882
Atkore, Inc. ........................................................... 48,317 3,525
Atmus Filtration Technologies, Inc. .......................................... 37,870 1,955
Beta Technologies, Inc., Class A(a) .......................................... 21,429 406
Blue Bird Corp.(a) ...................................................... 31,281 2,327
BlueLinx Holdings, Inc.(a) ................................................ 15,100 819
Boise Cascade Co. ...................................................... 14,602 1,115
BWX Technologies, Inc. .................................................. 14,693 2,479
Capstone Energy+, Inc.(a) ................................................. 47,437 367
Casella Waste Systems, Inc., Class A(a) ....................................... 65,600 5,884
CECO Environmental Corp.(a) ............................................. 26,552 1,750
Columbus McKinnon Corp. ............................................... 76,206 1,461
Costamare, Inc. ........................................................ 31,638 493
Deluxe Corp. .......................................................... 124,703 3,226
DNOW, Inc.(a) ........................................................ 98,461 1,390
ExlService Holdings, Inc.(a) ............................................... 42,581 1,445
Exponent, Inc. ......................................................... 26,835 1,794
Fluor Corp.(a) ......................................................... 17,100 858
Forgent Power Solutions, Inc., Class A(a) ...................................... 18,651 621
FTAI Aviation Ltd. ...................................................... 20,397 4,202
Gates Industrial Corp Ltd.(a) ............................................... 279,086 7,808
Generac Holdings, Inc.(a) ................................................. 9,856 1,943

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Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Gibraltar Industries, Inc.(a) ................................................ 57,180 $ 2,416
Granite Construction, Inc. ................................................. 9,570 1,158
Griffon Corp. .......................................................... 27,935 2,407
Hayward Holdings, Inc.(a) ................................................ 86,070 1,302
Huron Consulting Group, Inc.(a) ............................................ 17,049 2,588
ICF International, Inc. ................................................... 20,170 1,632
JBT Marel Corp. ....................................................... 23,206 3,213
Karman Holdings, Inc.(a) ................................................. 24,201 1,165
Kforce, Inc. ........................................................... 53,589 3,042
Korn Ferry ........................................................... 56,767 4,670
Kornit Digital Ltd.(a) .................................................... 51,443 783
Legalzoom.com, Inc.(a) .................................................. 284,829 2,242
Liquidity Services, Inc.(a) ................................................. 72,167 2,813
Masterbrand, Inc.(a) ..................................................... 112,681 930
Matson, Inc. .......................................................... 16,199 3,282
Maximus, Inc. ......................................................... 42,301 2,549
Modine Manufacturing Co.(a) .............................................. 5,125 1,030
Mueller Industries, Inc. ................................................... 16,050 1,066
Neutron Holdings, Inc.(a) ................................................. 73,532 2,172
Nextpower, Inc., Class A(a) ................................................ 27,147 2,440
Onterris, Inc.(a) ........................................................ 26,618 559
Powell Industries, Inc. ................................................... 10,751 2,244
Power Solutions International, Inc.(a) ........................................ 42,979 1,187
QXO, Inc.(a)(b) ........................................................ 166,933 2,220
RBC Bearings, Inc.(a) ................................................... 8,347 4,602
Resideo Technologies, Inc.(a) .............................................. 26,735 917
Ryder System, Inc. ...................................................... 7,515 1,927
Sensata Technologies Holding PLC .......................................... 31,124 1,441
SkyWest, Inc.(a) ........................................................ 15,600 1,669
Spire Global, Inc., Class A(a)(b) ............................................ 24,796 284
Terex Corp. ........................................................... 77,359 4,861
The Brink's Co. ........................................................ 14,240 1,687
The Greenbrier Cos., Inc. ................................................. 22,650 1,116
The Timken Co. ........................................................ 23,895 3,287
Titan International, Inc.(a) ................................................. 104,000 751
Titan Machinery, Inc.(a) .................................................. 36,447 619
TriNet Group, Inc. ...................................................... 62,836 4,136
UFP Industries, Inc. ..................................................... 20,380 1,768
Upwork, Inc.(a) ........................................................ 165,309 1,514
V2X, Inc.(a) .......................................................... 31,430 2,836
Valmont Industries, Inc. .................................................. 3,222 1,552
Wabash National Corp. ................................................... 61,571 773
WillScot Holdings Corp. .................................................. 83,251 2,021
York Space Systems, Inc.(a)(b) ............................................. 11,220 165
148,656
Information Technology (18.2%):
908 Devices, Inc.(a) ..................................................... 149,337 1,196
A10 Networks, Inc. ..................................................... 98,632 2,917
ACI Worldwide, Inc.(a) .................................................. 33,660 1,930
Adeia, Inc. ............................................................ 153,722 4,097
Advanced Energy Industries, Inc. ........................................... 3,769 1,091
Agilysys, Inc.(a) ....................................................... 23,743 2,497
Alkami Technology, Inc.(a)(b) .............................................. 155,472 2,825
Allegro MicroSystems, Inc.(a) .............................................. 54,193 2,249
Arlo Technologies, Inc.(a) ................................................. 163,511 2,407
Arteris, Inc.(a) ......................................................... 27,767 830
Belden, Inc. ........................................................... 36,949 4,584
Benchmark Electronics, Inc. ............................................... 33,301 2,656
BILL Holdings, Inc.(a) ................................................... 41,608 1,878
Box, Inc., Class A(a) .................................................... 88,118 2,780
Cellebrite DI Ltd.(a) ..................................................... 225,287 3,323
Clear Secure, Inc., Class A ................................................ 64,173 3,545
Commvault Systems, Inc.(a) ............................................... 36,335 4,280

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Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Consensus Cloud Solutions, Inc.(a) .......................................... 57,469 $ 2,092
Core Scientific, Inc.(a) ................................................... 73,600 1,525
Crane NXT Co. ........................................................ 45,430 2,360
Digital Turbine, Inc.(a) ................................................... 524,969 4,231
DigitalOcean Holdings, Inc.(a) ............................................. 18,609 2,187
Diodes, Inc.(a) ......................................................... 17,959 1,478
Everforth, Inc.(a) ....................................................... 85,904 2,443
Evolv Technologies Holdings, Inc.(a) ......................................... 26,216 145
Extreme Networks, Inc.(a) ................................................ 172,820 5,209
Guidewire Software, Inc.(a) ............................................... 36,978 5,617
indie Semiconductor, Inc., Class A(a)(b) ...................................... 1,247,603 4,030
Insight Enterprises, Inc.(a) ................................................ 26,648 3,436
InterDigital, Inc. ....................................................... 10,593 3,229
JFrog Ltd.(a) .......................................................... 54,817 4,374
Knowles Corp.(a) ....................................................... 106,259 3,888
Kulicke & Soffa Industries, Inc. ............................................. 19,548 1,744
Lattice Semiconductor Corp.(a) ............................................. 12,689 1,577
LightPath Technologies, Inc., Class A(a)(b) .................................... 136,697 1,418
Littelfuse, Inc. ......................................................... 2,675 1,183
Napco Security Technologies, Inc. ........................................... 41,211 1,528
NetScout Systems, Inc.(a) ................................................. 81,003 3,294
Netskope, Inc., Class A(a) ................................................. 149,742 1,885
nLight, Inc.(a) ......................................................... 10,442 718
Nutanix, Inc., Class A(a) .................................................. 70,390 4,154
Okta, Inc., Class A(a) .................................................... 9,921 1,408
Onto Innovation, Inc.(a) .................................................. 11,148 2,883
PagerDuty, Inc.(a) ...................................................... 97,167 1,028
Photronics, Inc.(a) ...................................................... 15,683 475
Plexus Corp.(a) ........................................................ 4,876 1,226
Porch Group, Inc.(a) ..................................................... 691,906 9,997
Progress Software Corp.(a) ................................................ 96,909 3,934
Q2 Holdings, Inc.(a) ..................................................... 40,332 2,455
Qualys, Inc.(a) ......................................................... 24,868 3,600
Quantinuum, Inc., Class A(a) .............................................. 3,741 192
Rambus, Inc.(a) ........................................................ 32,253 2,936
Rigetti Computing, Inc.(a)(b) .............................................. 107,612 1,609
Sanmina Corp.(a) ....................................................... 12,195 2,263
ScanSource, Inc.(a) ..................................................... 47,526 2,691
Silicom Ltd.(a) ......................................................... 9,240 368
Silicon Motion Technology Corp., ADR ....................................... 33,301 8,444
Synaptics, Inc.(a) ....................................................... 10,418 1,118
Teradata Corp.(a) ....................................................... 53,646 1,662
The Descartes Systems Group, Inc.(a) ........................................ 73,833 5,549
TTM Technologies, Inc.(a) ................................................ 1,772 205
Unusual Machines, Inc.(a)(b) .............................................. 105,355 2,229
Veeco Instruments, Inc.(a) ................................................. 49,744 2,487
Viasat, Inc.(a) ......................................................... 15,285 1,176
Viavi Solutions, Inc.(a) ................................................... 16,050 593
Vishay Intertechnology, Inc. ............................................... 28,254 967
Vontier Corp. .......................................................... 36,620 1,177
Zeta Global Holdings Corp., Class A(a) ....................................... 102,240 2,208
173,710
Materials (3.0%):
AdvanSix, Inc. ......................................................... 60,807 1,220
Almonty Industries, Inc.(a) ................................................ 27,490 304
Avient Corp. .......................................................... 39,000 1,416
Cabot Corp. ........................................................... 23,223 2,044
Century Aluminum Co.(a) ................................................. 50,410 2,257
Commercial Metals Co. .................................................. 51,180 3,518
Hawkins, Inc. ......................................................... 19,490 2,495
Ingevity Corp.(a) ....................................................... 20,214 1,478
Knife River Corp.(a) .................................................... 16,040 1,174
Materion Corp. ........................................................ 13,774 2,905

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Methanex Corp. ........................................................ 25,440 $ 1,413
MP Materials Corp.(a)(b) ................................................. 45,000 1,862
O-I Glass, Inc.(a) ....................................................... 143,843 1,028
Olin Corp. ............................................................ 38,135 706
Ryerson Holding Corp. ................................................... 83,280 2,314
SSR Mining, Inc.(a) ..................................................... 17,210 441
SunCoke Energy, Inc. .................................................... 162,786 1,380
Sylvamo Corp. ......................................................... 31,421 1,175
United States Antimony Corp.(a)(b) .......................................... 24,062 122
29,252
Real Estate (5.1%):
Acadia Realty Trust ..................................................... 32,145 722
American Healthcare REIT, Inc. ............................................ 18,299 1,017
Americold Realty Trust, Inc. ............................................... 75,860 1,069
Apple Hospitality REIT, Inc. ............................................... 60,433 998
Broadstone Net Lease, Inc., Class A .......................................... 151,292 3,238
CareTrust REIT, Inc. .................................................... 94,238 3,951
CBL & Associates Properties, Inc. ........................................... 11,500 675
Compass, Inc., Class A(a) ................................................. 146,520 1,669
COPT Defense Properties ................................................. 38,770 1,472
Curbline Properties Corp. ................................................. 64,904 1,989
Cushman & Wakefield Ltd.(a) .............................................. 206,209 2,767
DiamondRock Hospitality Co. .............................................. 83,499 1,106
Diversified Healthcare Trust ............................................... 81,862 729
Douglas Emmett, Inc. .................................................... 168,580 1,993
Easterly Government Properties, Inc., Class A .................................. 52,321 1,275
Essential Properties Realty Trust, Inc. ........................................ 84,992 2,659
Four Corners Property Trust, Inc. ............................................ 67,060 1,717
Howard Hughes Holdings, Inc.(a) ........................................... 12,730 814
Industrial Logistics Properties Trust .......................................... 73,600 634
Kilroy Realty Corp. ..................................................... 31,790 1,234
LXP Industrial Trust ..................................................... 29,572 1,790
National Health Investors, Inc. ............................................. 10,541 808
Newmark Group, Inc., Class A ............................................. 56,635 849
Outfront Media, Inc. ..................................................... 22,739 725
Phillips Edison & Co., Inc. ................................................ 18,475 785
Ryman Hospitality Properties, Inc. ........................................... 9,143 1,222
Sabra Health Care REIT, Inc. .............................................. 117,738 2,493
SL Green Realty Corp. ................................................... 14,544 770
STAG Industrial, Inc. .................................................... 18,410 704
Summit Hotel Properties, Inc. .............................................. 95,600 658
Tanger, Inc. ........................................................... 19,844 807
Terreno Realty Corp. .................................................... 14,085 1,009
The Macerich Co. ...................................................... 61,924 1,600
The St. Joe Co. ........................................................ 26,880 1,673
Urban Edge Properties ................................................... 41,364 937
48,558
Utilities (2.1%):
Avista Corp. .......................................................... 55,927 2,262
Black Hills Corp. ....................................................... 80,610 5,741
Genie Energy Ltd., Class B ................................................ 72,336 1,006
H2O America(b) ....................................................... 26,530 1,627
MGE Energy, Inc. ...................................................... 5,099 406
National Fuel Gas Co. ................................................... 14,230 1,171
New Jersey Resources Corp. ............................................... 21,620 1,252
ONE Gas, Inc. ......................................................... 17,440 1,354
Portland General Electric Co. .............................................. 28,503 1,406
Southwest Gas Holdings, Inc. .............................................. 17,688 1,581
Spire, Inc. ............................................................ 22,119 1,766

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Unitil Corp. ........................................................... 16,250 $ 877
20,449
Total Common Stocks (Cost $735,853)
a
a
a
950,339
Rights (0.0%)(c)
Health Care (0.0%):(c)
Flexion Therapeutics, Inc., CVR, expiring 6/14/30(a)(d) ........................... 58,207 1
OmniAb Operations, Inc., 12.50 Earnout Shares, expiring 11/1/27(a)(d) ................ 7,105 —
OmniAb Operations, Inc., 15.00 Earnout Shares, expiring 11/1/27(a)(d) ................ 7,105 —
1
Total Rights (Cost $36)
a
a
a
1
Short-Term Investments (1.9%)
Collateral for Securities Loaned (1.9%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.57%(e) ........ 4,560,364 4,560
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.60%(e) ............ 4,560,364 4,561
Invesco Government & Agency Portfolio, Institutional Shares, 3.66%(e) ............... 4,560,364 4,560
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.59%(e) . 4,560,364 4,560
18,241
Total Short-Term Investments (Cost $18,241)
a
a
a
18,241
Total Investments (Cost $754,130) — 101.0% 968,581
Liabilities in excess of other assets —  (1.0)% (9,259)
NET ASSETS - 100.00% $ 959,322
At July 31, 2026, the Fund's investments in foreign securities were 9.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of July 31, 2026.
(e) Rate disclosed is the daily yield on July 31, 2026.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.4%)
Communication Services (3.2%):
Alphabet, Inc. , Class A ................................................... 27,980 $ 9,964
AT&T, Inc. ........................................................... 178,416 4,148
Comcast Corp. , Class A .................................................. 165,263 3,960
Match Group, Inc. ...................................................... 78,380 3,089
Netflix, Inc. (a) ......................................................... 49,748 3,567
Omnicom Group, Inc. .................................................... 63,345 4,985
Spotify Technology SA (a) ................................................. 6,684 3,342
The Walt Disney Co. .................................................... 47,674 4,586
T-Mobile US, Inc. ...................................................... 19,782 3,417
Verizon Communications, Inc. .............................................. 147,982 6,927
47,985
Consumer Discretionary (10.8%):
Airbnb, Inc. , Class A (a) .................................................. 25,402 3,849
Amazon.com, Inc. (a) .................................................... 248,787 67,566
Booking Holdings, Inc. ................................................... 42,651 8,227
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 109,541 4,077
D.R. Horton, Inc. ....................................................... 34,298 4,907
Darden Restaurants, Inc. .................................................. 27,000 5,497
Deckers Outdoor Corp. (a) ................................................. 40,412 3,915
Domino's Pizza, Inc. ..................................................... 5,855 2,034
Expedia Group, Inc. ..................................................... 22,123 6,521
Ford Motor Co. ........................................................ 110,588 1,623
General Motors Co. ..................................................... 48,013 4,266
Lowe's Cos., Inc. ....................................................... 48,470 10,073
Mattel, Inc. (a) ......................................................... 604,200 9,117
PulteGroup, Inc. ........................................................ 45,375 5,739
Ross Stores, Inc. ....................................................... 14,403 3,616
Tapestry, Inc. .......................................................... 19,725 3,005
The TJX Cos., Inc. ...................................................... 25,674 4,040
Toll Brothers, Inc. ...................................................... 60,700 8,855
Ulta Beauty, Inc. (a) ..................................................... 8,962 4,596
161,523
Consumer Staples (5.8%):
Altria Group, Inc. ....................................................... 167,425 11,440
Coca-Cola Consolidated, Inc. .............................................. 23,810 4,474
Colgate-Palmolive Co. ................................................... 70,709 6,456
Keurig Dr. Pepper, Inc. ................................................... 215,892 6,719
Mondelez International, Inc. , Class A ......................................... 158,900 9,901
PepsiCo, Inc. .......................................................... 24,264 3,386
Sysco Corp. ........................................................... 70,125 5,977
The Procter & Gamble Co. ................................................ 128,243 18,530
U.S. Foods Holding Corp. (a) ............................................... 137,600 13,841
Walmart, Inc. .......................................................... 62,742 6,977
87,701
Energy (5.6%):
Devon Energy Corp. ..................................................... 144,909 6,540
Enterprise Products Partners LP ............................................. 439,124 16,709
EOG Resources, Inc. .................................................... 52,315 7,779
ExxonMobil Holdings Corp. ............................................... 121,136 18,829
Marathon Petroleum Corp. ................................................ 28,721 9,089
TechnipFMC PLC ...................................................... 70,094 5,023
Valero Energy Corp. ..................................................... 63,031 19,722
83,691
Financials (20.6%):
American Express Co. ................................................... 15,119 5,084
Ameriprise Financial, Inc. ................................................. 12,303 6,715
Bank of America Corp. ................................................... 84,711 5,248
Berkshire Hathaway, Inc. , Class B (a) ......................................... 13,787 7,053
Capital One Financial Corp. ............................................... 24,051 5,027

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Cboe Global Markets, Inc. ................................................ 38,900 $ 12,068
Citigroup, Inc. ......................................................... 155,400 20,583
Corpay, Inc. (a) ......................................................... 48,200 18,418
East West Bancorp, Inc. .................................................. 50,822 6,658
Evercore, Inc. , Class A ................................................... 12,531 4,017
Everest Group Ltd. ...................................................... 12,014 4,495
Fairfax Financial Holdings Ltd. ............................................. 7,200 12,058
Fidelity National Financial, Inc. ............................................ 74,957 3,867
Fiserv, Inc. (a) .......................................................... 67,950 3,665
Global Payments, Inc. .................................................... 46,215 3,886
Interactive Brokers Group, Inc. , Class A ....................................... 47,067 4,141
JPMorgan Chase & Co. .................................................. 112,761 39,668
KeyCorp ............................................................. 747,000 16,875
London Stock Exchange Group PLC , ADR .................................... 508,300 14,319
MetLife, Inc. .......................................................... 34,577 3,324
MGIC Investment Corp. .................................................. 117,403 3,527
Morgan Stanley ........................................................ 17,349 3,651
PayPal Holdings, Inc. .................................................... 115,642 6,616
Principal Financial Group, Inc. ............................................. 55,815 6,346
Prudential Financial, Inc. ................................................. 28,619 3,494
Regions Financial Corp. .................................................. 150,569 4,660
SEI Investments Co. ..................................................... 44,226 4,554
Synchrony Financial ..................................................... 88,050 6,673
The Allstate Corp. ...................................................... 30,335 8,011
The Charles Schwab Corp. ................................................ 49,687 5,229
The Goldman Sachs Group, Inc. ............................................ 7,244 7,377
The PNC Financial Services Group, Inc. ...................................... 15,640 3,908
The Progressive Corp. ................................................... 58,089 12,281
U.S. Bancorp .......................................................... 98,119 6,182
Unum Group .......................................................... 198,300 17,076
Voya Financial, Inc. ..................................................... 42,785 4,254
W.R. Berkley Corp. ..................................................... 33,472 2,428
Zions Bancorp NA ...................................................... 65,616 4,573
308,009
Health Care (13.7%):
Abbott Laboratories ..................................................... 35,066 3,706
AbbVie, Inc. .......................................................... 61,463 15,424
Boston Scientific Corp. (a) ................................................. 201,000 9,393
Bristol-Myers Squibb Co. ................................................. 160,557 10,486
Cardinal Health, Inc. .................................................... 10,882 2,503
Centene Corp. (a) ....................................................... 42,070 2,618
Chemed Corp. ......................................................... 7,584 4,037
CVS Health Corp. ...................................................... 164,688 17,198
Elevance Health, Inc. .................................................... 11,045 4,151
Exelixis, Inc. (a) ........................................................ 70,695 3,749
Gilead Sciences, Inc. .................................................... 41,474 5,400
HCA Healthcare, Inc. .................................................... 8,281 3,334
Johnson & Johnson ..................................................... 87,329 22,387
McKesson Corp. ....................................................... 4,736 4,055
Medpace Holdings, Inc. (a) ................................................ 6,814 3,932
Merck & Co., Inc. ...................................................... 93,606 12,187
Pfizer, Inc. ............................................................ 188,451 4,713
Regeneron Pharmaceuticals, Inc. ............................................ 18,839 14,367
Royalty Pharma PLC , Class A .............................................. 83,927 4,904
Tenet Healthcare Corp. (a) ................................................. 20,657 5,263
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 568,000 19,886
The Cigna Group ....................................................... 72,387 20,200
UnitedHealth Group, Inc. ................................................. 17,283 7,162
Zoetis, Inc. , Class A ..................................................... 50,347 3,891
204,946
Industrials (13.2%):
A.O. Smith Corp. ....................................................... 51,547 3,100

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
AMETEK, Inc. ........................................................ 53,600 $ 12,956
Automatic Data Processing, Inc. ............................................ 20,448 5,449
CACI International, Inc. , Class A (a) ......................................... 18,900 9,408
Delta Air Lines, Inc. ..................................................... 55,697 4,870
Dover Corp. ........................................................... 52,400 10,722
Eaton Corp. PLC ....................................................... 25,600 10,629
EMCOR Group, Inc. .................................................... 6,623 5,281
Expeditors International of Washington, Inc. .................................... 32,855 5,516
FedEx Corp. .......................................................... 48,320 14,854
FedEx Freight Holding Co., Inc. (a) .......................................... 7,360 1,034
Honeywell International, Inc. .............................................. 30,950 7,522
Leidos Holdings, Inc. .................................................... 91,021 10,522
Lincoln Electric Holdings, Inc. ............................................. 16,942 4,427
Lockheed Martin Corp. ................................................... 19,244 11,214
Masco Corp. .......................................................... 63,925 4,569
Old Dominion Freight Line, Inc. ............................................ 22,665 4,808
Otis Worldwide Corp. .................................................... 64,936 4,672
PACCAR, Inc. ......................................................... 50,647 6,720
RTX Corp. ............................................................ 61,367 13,207
SS&C Technologies Holdings, Inc. .......................................... 145,800 11,234
Uber Technologies, Inc. (a) ................................................ 95,856 6,745
Union Pacific Corp. ..................................................... 56,200 16,418
United Airlines Holdings, Inc. (a) ............................................ 42,316 5,134
Verisk Analytics, Inc. , Class A .............................................. 37,600 7,326
198,337
Information Technology (15.6%):
Accenture PLC , Class A .................................................. 50,309 8,347
Adobe, Inc. (a) ......................................................... 24,700 6,185
Amphenol Corp. , Class A ................................................. 43,200 6,942
Analog Devices, Inc. .................................................... 22,200 8,156
Apple, Inc. ........................................................... 186,676 57,666
Applied Materials, Inc. ................................................... 13,700 6,955
AppLovin Corp. , Class A (a) ............................................... 8,717 3,451
Arista Networks, Inc. (a) .................................................. 18,361 3,311
Cirrus Logic, Inc. (a) ..................................................... 13,009 1,683
Cisco Systems, Inc. ..................................................... 75,702 8,781
Cognizant Technology Solutions Corp. , Class A ................................. 61,393 3,398
Fair Isaac Corp. (a) ...................................................... 2,818 3,165
Fortinet, Inc. (a) ........................................................ 37,373 6,053
Hewlett Packard Enterprise Co. ............................................. 50,892 2,438
International Business Machines Corp. ........................................ 21,610 4,833
Intuit, Inc. ............................................................ 8,075 2,552
Jabil, Inc. ............................................................ 12,418 3,912
Manhattan Associates, Inc. (a) .............................................. 7,523 1,440
Micron Technology, Inc. .................................................. 3,444 2,834
Microsoft Corp. ........................................................ 110,880 51,528
NetApp, Inc. .......................................................... 38,670 6,903
NVIDIA Corp. ......................................................... 19,096 3,834
QUALCOMM, Inc. ..................................................... 37,563 5,545
Sandisk Corp. (a) ....................................................... 3,652 4,437
Zebra Technologies Corp. (a) ............................................... 54,000 15,866
Zoom Communications, Inc. , Class A (a) ...................................... 34,870 3,350
233,565
Materials (3.4%):
Anglogold Ashanti PLC .................................................. 52,939 4,199
Avery Dennison Corp. ................................................... 21,579 3,663
CF Industries Holdings, Inc. ............................................... 31,964 4,002
Freeport-McMoRan, Inc. ................................................. 87,300 5,468
Newmont Corp. ........................................................ 173,113 16,222
PPG Industries, Inc. ..................................................... 118,200 13,063
The Sherwin-Williams Co. ................................................ 13,241 4,513
51,130

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Real Estate (2.5%):
Equinix, Inc. .......................................................... 4,439 $ 4,525
Equity LifeStyle Properties, Inc. ............................................ 184,300 11,993
Equity Residential ...................................................... 37,111 2,466
Prologis, Inc. .......................................................... 26,245 3,795
Public Storage ......................................................... 7,756 2,514
Simon Property Group, Inc. ............................................... 14,198 3,257
Ventas, Inc. ........................................................... 30,328 2,836
Welltower, Inc. ......................................................... 24,191 5,671
37,057
Utilities (4.0%):
American Electric Power Co., Inc. ........................................... 98,300 12,568
Consolidated Edison, Inc. ................................................. 43,250 4,708
Duke Energy Corp. ...................................................... 95,548 11,985
Edison International ..................................................... 92,148 6,761
Exelon Corp. .......................................................... 279,300 12,797
National Fuel Gas Co. ................................................... 36,584 3,011
NRG Energy, Inc. ....................................................... 30,795 4,135
PG&E Corp. .......................................................... 262,906 4,569
60,534
Total Common Stocks (Cost $1,145,947)
a
a
a
1,474,478
Total Investments (Cost $1,145,947) — 98.4% 1,474,478
Other assets in excess of liabilities —  1.6% 24,181
NET ASSETS - 100.00% $ 1,498,659
At July 31, 2026, the Fund's investments in foreign securities were 5.2% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (10.0%):
Alphabet, Inc. , Class A ................................................... 1,360,442 $ 484,494
Alphabet, Inc. , Class C ................................................... 1,187,863 423,651
AST SpaceMobile, Inc. , Class A (a) (b) ........................................ 59,378 3,502
AT&T, Inc. ........................................................... 1,623,757 37,752
Charter Communications, Inc. , Class A (a) ..................................... 20,268 2,939
Comcast Corp. , Class A .................................................. 825,477 19,779
EchoStar Corp. , Class A (a) ................................................ 30,210 2,540
Electronic Arts, Inc. ..................................................... 52,418 11,001
Fox Corp. , Class A ...................................................... 44,863 2,612
Fox Corp. , Class B ...................................................... 30,021 1,559
Liberty Media Corp.-Liberty Formula One , Series A (a) ............................ 4,646 417
Liberty Media Corp.-Liberty Formula One , Series C , Class C (a) ..................... 51,110 5,016
Live Nation Entertainment, Inc. (a) ........................................... 36,227 6,308
Meta Platforms, Inc. , Class A .............................................. 513,541 285,893
Netflix, Inc. (a) ......................................................... 980,289 70,297
News Corp. , Class A ..................................................... 82,547 2,275
News Corp. , Class B .................................................... 23,262 727
Omnicom Group, Inc. .................................................... 65,184 5,130
Reddit, Inc. , Class A (a) ................................................... 31,555 4,439
ROBLOX Corp. , Class A (a) ............................................... 143,567 5,111
Space Exploration Technologies Corp. , Class A (a) (b) ............................. 129,580 14,043
Spotify Technology SA (a) ................................................. 35,327 17,661
Take-Two Interactive Software, Inc. (a) ........................................ 40,010 9,719
The Walt Disney Co. .................................................... 405,795 39,034
T-Mobile US, Inc. ...................................................... 116,012 20,037
Verizon Communications, Inc. .............................................. 977,235 45,744
Warner Bros Discovery, Inc. (a) ............................................. 556,878 14,646
1,536,326
Communications Equipment (1.3%):
Arista Networks, Inc. (a) .................................................. 244,441 44,085
Ciena Corp. (a) ......................................................... 32,652 12,312
Cisco Systems, Inc. ..................................................... 921,707 106,909
F5, Inc. (a) ............................................................ 12,940 5,209
Lumentum Holdings, Inc. (a) ............................................... 17,643 12,596
Motorola Solutions, Inc. .................................................. 38,589 16,815
197,926
Consumer Discretionary (9.2%):
Airbnb, Inc. , Class A (a) .................................................. 92,519 14,018
Amazon.com, Inc. (a) .................................................... 2,295,907 623,522
AutoZone, Inc. (a) ....................................................... 3,824 11,534
Best Buy Co., Inc. ...................................................... 45,002 3,882
Booking Holdings, Inc. ................................................... 180,951 34,905
Burlington Stores, Inc. (a) ................................................. 14,439 5,321
Carnival Corp. Ltd. ..................................................... 320,496 8,913
Carvana Co. , Class A (a) .................................................. 154,155 9,613
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 296,466 11,034
D.R. Horton, Inc. ....................................................... 58,604 8,384
Darden Restaurants, Inc. .................................................. 26,377 5,370
DoorDash, Inc. , Class A (a) ................................................ 87,022 17,070
eBay, Inc. ............................................................ 103,114 11,756
Expedia Group, Inc. ..................................................... 26,233 7,732
Ford Motor Co. ........................................................ 908,815 13,341
Garmin Ltd. ........................................................... 38,363 11,270
General Motors Co. ..................................................... 210,223 18,680
Hilton Worldwide Holdings, Inc. ............................................ 51,969 16,656
Las Vegas Sands Corp. ................................................... 62,622 3,062
Lennar Corp. , Class A .................................................... 48,560 3,999
Lennar Corp. , Class B (b) ................................................. 1,145 92
Lowe's Cos., Inc. ....................................................... 130,969 27,217
Lululemon Athletica, Inc. (a) ............................................... 22,351 2,657

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Marriott International, Inc. , Class A .......................................... 50,422 $ 18,799
McDonald's Corp. ...................................................... 166,308 45,010
NIKE, Inc. , Class B ..................................................... 272,258 11,356
NVR, Inc. (a) .......................................................... 586 3,602
O'Reilly Automotive, Inc. (a) ............................................... 192,472 17,197
PulteGroup, Inc. ........................................................ 43,736 5,531
Rivian Automotive, Inc. , Class A (a) .......................................... 174,748 2,660
Ross Stores, Inc. ....................................................... 73,293 18,402
Royal Caribbean Cruises Ltd. .............................................. 58,598 18,652
Somnigroup International, Inc. ............................................. 46,328 3,027
Starbucks Corp. ........................................................ 266,051 28,002
Tapestry, Inc. .......................................................... 46,616 7,103
Tesla, Inc. (a) .......................................................... 683,076 212,580
The Home Depot, Inc. ................................................... 233,484 77,507
The TJX Cos., Inc. ...................................................... 258,253 40,634
Tractor Supply Co. ...................................................... 119,955 3,691
Ulta Beauty, Inc. (a) ..................................................... 9,893 5,073
Viking Holdings Ltd. (a) .................................................. 47,573 4,964
Williams-Sonoma, Inc. ................................................... 26,711 6,108
Yum! Brands, Inc. ...................................................... 64,021 9,813
1,409,739
Consumer Staples (4.6%):
Altria Group, Inc. ....................................................... 389,969 26,647
Archer-Daniels-Midland Co. ............................................... 111,263 8,820
Bunge Global SA ....................................................... 36,917 3,922
Casey's General Stores, Inc. ............................................... 8,528 7,428
Church & Dwight Co., Inc. ................................................ 54,615 5,396
Colgate-Palmolive Co. ................................................... 186,451 17,023
Constellation Brands, Inc. , Class A .......................................... 34,623 4,509
Costco Wholesale Corp. .................................................. 103,736 98,745
Dollar General Corp. .................................................... 50,690 6,440
Dollar Tree, Inc. (a) ...................................................... 44,306 5,636
General Mills, Inc. ...................................................... 122,361 4,374
Kenvue, Inc. .......................................................... 445,472 8,571
Keurig Dr. Pepper, Inc. ................................................... 301,556 9,384
Kimberly-Clark Corp. .................................................... 76,943 8,411
Mondelez International, Inc. , Class A ......................................... 299,238 18,646
Monster Beverage Corp. (a) ................................................ 161,782 15,593
PepsiCo, Inc. .......................................................... 318,838 44,497
Philip Morris International, Inc. ............................................. 364,378 69,531
Sysco Corp. ........................................................... 110,975 9,459
Target Corp. .......................................................... 105,732 15,277
The Coca-Cola Co. ...................................................... 1,001,560 87,727
The Estee Lauder Cos., Inc. , Class A ......................................... 56,828 4,768
The Hershey Co. ....................................................... 33,766 5,911
The Kraft Heinz Co. ..................................................... 273,874 7,080
The Kroger Co. ........................................................ 141,831 8,189
The Procter & Gamble Co. ................................................ 545,273 78,786
Tyson Foods, Inc. , Class A ................................................ 63,069 3,655
U.S. Foods Holding Corp. (a) ............................................... 50,434 5,073
Walmart, Inc. .......................................................... 1,025,413 114,026
703,524
Electronic Equipment, Instruments & Components (0.9%):
Amphenol Corp. , Class A ................................................. 286,692 46,071
CDW Corp. ........................................................... 29,249 4,323
Coherent Corp. (a) ...................................................... 43,564 11,453
Corning, Inc. .......................................................... 184,231 25,470
Fabrinet (a) ............................................................ 8,179 3,561
Jabil, Inc. ............................................................ 24,005 7,563
Keysight Technologies, Inc. (a) ............................................. 39,512 12,607
TD SYNNEX Corp. ..................................................... 17,055 4,361
TE Connectivity PLC .................................................... 67,991 13,985

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Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Teledyne Technologies, Inc. (a) ............................................. 10,645 $ 6,979
136,373
Energy (3.4%):
Baker Hughes Co. , Class A ................................................ 230,749 13,958
Cheniere Energy, Inc. .................................................... 48,534 12,792
Chevron Corp. ......................................................... 464,712 91,469
ConocoPhillips Co. ..................................................... 284,819 34,315
Devon Energy Corp. ..................................................... 264,280 11,927
Diamondback Energy, Inc. ................................................ 45,388 9,212
EOG Resources, Inc. .................................................... 124,091 18,451
EQT Corp. ............................................................ 143,543 7,649
Expand Energy Corp. .................................................... 54,973 5,169
ExxonMobil Holdings Corp. ............................................... 969,254 150,661
Halliburton Co. ........................................................ 192,470 6,207
Kinder Morgan, Inc. ..................................................... 452,627 14,566
Marathon Petroleum Corp. ................................................ 68,007 21,522
Occidental Petroleum Corp. ............................................... 231,038 13,185
ONEOK, Inc. .......................................................... 146,602 13,313
Phillips 66 Co. ......................................................... 93,546 19,802
SLB Ltd. ............................................................. 347,714 17,243
Targa Resources Corp. ................................................... 49,250 13,316
Texas Pacific Land Corp. ................................................. 15,891 6,397
The Williams Cos., Inc. .................................................. 284,355 20,343
Valero Energy Corp. ..................................................... 69,106 21,623
523,120
Financials (12.7%):
Affirm Holdings, Inc. , Class A (a) ............................................ 64,835 4,636
Aflac, Inc. ............................................................ 105,877 13,497
American Express Co. ................................................... 159,608 53,668
American International Group, Inc. .......................................... 122,968 9,663
Ameriprise Financial, Inc. ................................................. 20,897 11,406
Aon PLC , Class A ...................................................... 49,360 17,797
Apollo Global Management, Inc. ............................................ 96,026 12,060
Arch Capital Group Ltd. (a) ................................................ 78,958 7,938
Ares Management Corp. , Class A ........................................... 47,859 6,130
Arthur J. Gallagher & Co. ................................................. 58,779 14,661
Bank of America Corp. ................................................... 1,658,707 102,757
Berkshire Hathaway, Inc. , Class A (a) ......................................... 73 55,962
Berkshire Hathaway, Inc. , Class B (a) ......................................... 326,917 167,231
BlackRock, Inc. ........................................................ 67,129 73,197
Blackstone, Inc. ........................................................ 171,652 21,929
Block, Inc. , Class A (a) ................................................... 121,242 9,850
Brown & Brown, Inc. .................................................... 66,653 4,692
Capital One Financial Corp. ............................................... 142,877 29,863
Cboe Global Markets, Inc. ................................................ 24,211 7,511
Chubb Ltd. ........................................................... 90,416 31,707
Cincinnati Financial Corp. ................................................ 35,085 6,234
Citigroup, Inc. ......................................................... 400,388 53,031
Citizens Financial Group, Inc. .............................................. 97,101 6,957
CME Group, Inc. , Class A ................................................. 83,527 22,368
Coinbase Global, Inc. , Class A (a) ........................................... 49,691 7,268
Corpay, Inc. (a) ......................................................... 14,503 5,542
Fidelity National Information Services, Inc. .................................... 119,254 5,339
Fifth Third Bancorp ..................................................... 210,166 11,874
First Citizens Bancshares, Inc. , Class A ....................................... 1,804 3,945
Fiserv, Inc. (a) .......................................................... 123,068 6,638
Global Payments, Inc. .................................................... 52,424 4,408
Huntington Bancshares, Inc. ............................................... 466,282 7,945
Interactive Brokers Group, Inc. , Class A ....................................... 100,423 8,836
Intercontinental Exchange, Inc. ............................................. 131,310 20,022
JPMorgan Chase & Co. .................................................. 625,396 220,008
KeyCorp ............................................................. 249,669 5,640

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Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
KKR & Co., Inc. ....................................................... 161,063 $ 16,337
Loews Corp. .......................................................... 38,500 4,466
LPL Financial Holdings, Inc. ............................................... 18,423 6,516
M&T Bank Corp. ....................................................... 33,893 8,348
Markel Group, Inc. (a) .................................................... 2,823 5,314
Marsh & McLennan Cos., Inc. ............................................. 112,464 21,333
Mastercard, Inc. , Class A ................................................. 189,708 108,722
MetLife, Inc. .......................................................... 125,630 12,077
Moody's Corp. ......................................................... 40,761 19,499
Morgan Stanley ........................................................ 280,450 59,012
MSCI, Inc. , Class A ..................................................... 16,314 9,336
Nasdaq, Inc. .......................................................... 103,491 9,748
Northern Trust Corp. .................................................... 42,178 7,684
PayPal Holdings, Inc. .................................................... 205,246 11,742
Principal Financial Group, Inc. ............................................. 49,554 5,634
Prudential Financial, Inc. ................................................. 80,556 9,834
Raymond James Financial, Inc. ............................................. 40,474 7,123
Regions Financial Corp. .................................................. 196,917 6,095
Robinhood Markets, Inc. , Class A (a) ......................................... 177,611 15,374
Rocket Cos., Inc. , Class A (a) ............................................... 218,983 2,825
S&P Global, Inc. ....................................................... 69,058 28,447
SoFi Technologies, Inc. (a) ................................................. 290,333 4,735
State Street Corp. ....................................................... 64,158 11,815
Synchrony Financial ..................................................... 77,411 5,867
T. Rowe Price Group, Inc. ................................................. 48,599 5,431
The Allstate Corp. ...................................................... 59,768 15,784
The Bank of New York Mellon Corp. ......................................... 160,043 25,020
The Carlyle Group, Inc. .................................................. 60,382 2,779
The Charles Schwab Corp. ................................................ 383,368 40,346
The Goldman Sachs Group, Inc. ............................................ 68,731 69,994
The Hartford Insurance Group, Inc. .......................................... 63,471 9,007
The PNC Financial Services Group, Inc. ...................................... 93,495 23,362
The Progressive Corp. ................................................... 136,321 28,821
The Travelers Cos., Inc. .................................................. 49,408 18,496
Truist Financial Corp. .................................................... 290,138 15,041
U.S. Bancorp .......................................................... 362,024 22,811
Visa, Inc. , Class A ...................................................... 388,180 142,124
W.R. Berkley Corp. ..................................................... 51,938 3,768
Wells Fargo & Co. ...................................................... 715,469 61,852
Willis Towers Watson PLC ................................................ 21,801 7,323
1,942,052
Health Care (9.2%):
Abbott Laboratories ..................................................... 405,055 42,814
AbbVie, Inc. .......................................................... 413,642 103,799
Agilent Technologies, Inc. ................................................. 65,426 9,053
Alnylam Pharmaceuticals, Inc. (a) ........................................... 30,780 6,326
Amgen, Inc. ........................................................... 126,105 48,571
Becton Dickinson & Co. .................................................. 64,000 10,600
Biogen, Inc. (a) ......................................................... 33,921 6,884
Boston Scientific Corp. (a) ................................................. 344,964 16,120
Bristol-Myers Squibb Co. ................................................. 476,252 31,104
Cardinal Health, Inc. .................................................... 54,441 12,523
Cencora, Inc. .......................................................... 45,151 14,057
Centene Corp. (a) ....................................................... 111,956 6,966
CVS Health Corp. ...................................................... 298,056 31,126
Danaher Corp. ......................................................... 150,875 29,418
Dexcom, Inc. (a) ........................................................ 87,918 7,337
Edwards Lifesciences Corp. (a) ............................................. 132,395 11,395
Elevance Health, Inc. .................................................... 50,569 19,006
Eli Lilly & Co. ......................................................... 198,575 228,131
GE HealthCare Technologies, Inc. ........................................... 105,172 7,154
Gilead Sciences, Inc. .................................................... 290,219 37,789
HCA Healthcare, Inc. .................................................... 34,986 14,085

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Humana, Inc. .......................................................... 27,887 $ 10,147
IDEXX Laboratories, Inc. (a) ............................................... 18,282 10,221
Illumina, Inc. (a) ........................................................ 34,970 7,172
Incyte Corp. (a) ......................................................... 45,730 5,466
Insmed, Inc. (a) ......................................................... 49,507 4,881
Intuitive Surgical, Inc. (a) ................................................. 82,287 29,074
IQVIA Holdings, Inc. (a) .................................................. 38,417 9,029
Johnson & Johnson ..................................................... 563,542 144,464
Labcorp Holdings, Inc. ................................................... 18,885 5,839
McKesson Corp. ....................................................... 28,081 24,043
Medline, Inc. , Class A (a) ................................................. 105,063 4,127
Medtronic PLC ........................................................ 299,907 25,609
Merck & Co., Inc. ...................................................... 577,746 75,223
Mettler-Toledo International, Inc. (a) ......................................... 4,644 6,577
Moderna, Inc. (a) ....................................................... 83,791 4,593
Natera, Inc. (a) ......................................................... 31,717 8,493
Pfizer, Inc. ............................................................ 1,332,207 33,319
Quest Diagnostics, Inc. ................................................... 25,483 5,938
Regeneron Pharmaceuticals, Inc. ............................................ 23,555 17,964
ResMed, Inc. .......................................................... 33,314 7,029
Revolution Medicines, Inc. (a) .............................................. 44,215 8,292
Royalty Pharma PLC , Class A .............................................. 95,228 5,564
STERIS PLC .......................................................... 22,457 5,129
Stryker Corp. .......................................................... 84,287 27,452
Tenet Healthcare Corp. (a) ................................................. 19,655 5,008
The Cigna Group ....................................................... 60,846 16,979
Thermo Fisher Scientific, Inc. .............................................. 86,845 49,875
United Therapeutics Corp. (a) .............................................. 9,463 4,899
UnitedHealth Group, Inc. ................................................. 212,280 87,969
Veeva Systems, Inc. , Class A (a) ............................................. 34,270 6,984
Vertex Pharmaceuticals, Inc. (a) ............................................. 59,239 28,263
Viatris, Inc. ........................................................... 262,882 4,616
Waters Corp. (a) ........................................................ 22,788 8,598
West Pharmaceutical Services, Inc. .......................................... 16,220 5,530
Zimmer Biomet Holdings, Inc. ............................................. 44,400 4,170
Zoetis, Inc. , Class A ..................................................... 96,701 7,474
1,410,268
Industrials (8.9%):
3M Co. .............................................................. 121,778 21,467
AMETEK, Inc. ........................................................ 53,198 12,859
ATI, Inc. (a) ........................................................... 31,205 5,849
Automatic Data Processing, Inc. ............................................ 93,295 24,859
Axon Enterprise, Inc. (a) .................................................. 17,744 9,365
Bloom Energy Corp. , Class A (a) ............................................ 62,120 12,785
Broadridge Financial Solutions, Inc. ......................................... 26,472 4,075
C.H. Robinson Worldwide, Inc. ............................................. 26,907 3,975
Carpenter Technology Corp. ............................................... 11,129 5,783
Carrier Global Corp. ..................................................... 184,339 11,394
Caterpillar, Inc. ........................................................ 107,711 87,764
Cintas Corp. .......................................................... 79,899 16,350
Comfort Systems USA, Inc. ............................................... 8,104 14,017
Copart, Inc. (a) ......................................................... 195,556 5,695
CSX Corp. ............................................................ 433,496 21,848
Cummins, Inc. ......................................................... 32,131 20,377
Curtiss-Wright Corp. .................................................... 8,507 6,159
Deere & Co. .......................................................... 58,474 34,656
Delta Air Lines, Inc. ..................................................... 152,378 13,324
Dover Corp. ........................................................... 30,990 6,341
Eaton Corp. PLC ....................................................... 90,700 37,659
EMCOR Group, Inc. .................................................... 10,242 8,167
Emerson Electric Co. .................................................... 130,482 19,549
Equifax, Inc. .......................................................... 27,234 4,701
Expeditors International of Washington, Inc. .................................... 29,995 5,036

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Fastenal Co. ........................................................... 267,038 $ 12,740
FedEx Corp. .......................................................... 50,891 15,644
Ferguson Enterprises, Inc. ................................................. 45,046 10,556
Fortive Corp. .......................................................... 69,872 4,137
FTAI Aviation Ltd. ...................................................... 23,371 4,814
GE Vernova, Inc. ....................................................... 62,858 62,248
General Dynamics Corp. .................................................. 62,821 24,087
General Electric Co. ..................................................... 243,787 87,780
HEICO Corp. .......................................................... 9,745 3,473
HEICO Corp. , Class A ................................................... 17,655 4,542
Honeywell International, Inc. .............................................. 74,210 18,037
Howmet Aerospace, Inc. .................................................. 92,604 26,138
Hubbell, Inc. , Class B .................................................... 12,172 5,752
Illinois Tool Works, Inc. .................................................. 66,945 19,210
Ingersoll Rand, Inc. ..................................................... 90,600 7,554
J.B. Hunt Transport Services, Inc. ........................................... 17,237 4,684
Jacobs Solutions, Inc. .................................................... 54,710 7,382
Johnson Controls International PLC .......................................... 142,073 20,836
L3Harris Technologies, Inc. ............................................... 43,203 11,970
Leidos Holdings, Inc. .................................................... 28,515 3,296
Lennox International, Inc. ................................................. 7,197 2,993
Lockheed Martin Corp. ................................................... 53,889 31,403
MasTec, Inc. (a) ........................................................ 14,137 3,719
Nextpower, Inc. , Class A (a) ................................................ 33,787 3,036
Norfolk Southern Corp. .................................................. 52,384 17,574
Northrop Grumman Corp. ................................................. 33,087 17,949
nVent Electric PLC ...................................................... 37,031 5,696
Old Dominion Freight Line, Inc. ............................................ 42,697 9,058
Otis Worldwide Corp. .................................................... 88,765 6,387
PACCAR, Inc. ......................................................... 120,528 15,992
Parker-Hannifin Corp. ................................................... 29,430 28,739
Paychex, Inc. .......................................................... 74,722 8,731
Quanta Services, Inc. .................................................... 34,730 23,177
RBC Bearings, Inc. (a) ................................................... 7,150 3,942
Republic Services, Inc. , Class A ............................................ 45,791 9,641
Rocket Lab Corp. (a) ..................................................... 131,480 8,540
Rockwell Automation, Inc. ................................................ 25,869 12,419
Rollins, Inc. ........................................................... 71,169 2,702
RTX Corp. ............................................................ 315,275 67,854
Snap-on, Inc. .......................................................... 11,661 4,786
Southwest Airlines Co. ................................................... 111,600 5,019
SS&C Technologies Holdings, Inc. .......................................... 47,523 3,662
Sterling Infrastructure, Inc. (a) .............................................. 6,883 4,108
Textron, Inc. .......................................................... 39,514 3,369
The Boeing Co. (a) ...................................................... 184,360 39,848
Trane Technologies PLC .................................................. 51,537 23,447
TransDigm Group, Inc. ................................................... 12,889 16,168
TransUnion ........................................................... 43,788 3,443
Uber Technologies, Inc. (a) ................................................ 456,290 32,105
Union Pacific Corp. ..................................................... 138,730 40,527
United Airlines Holdings, Inc. (a) ............................................ 74,954 9,094
United Parcel Service, Inc. , Class B .......................................... 174,315 18,167
United Rentals, Inc. ..................................................... 14,537 15,689
Veralto Corp. .......................................................... 56,612 5,331
Verisk Analytics, Inc. , Class A .............................................. 30,221 5,889
Vertiv Holdings Co. , Class A ............................................... 88,226 21,313
W.W. Grainger, Inc. ..................................................... 10,325 14,271
Waste Management, Inc. .................................................. 93,613 21,208
Watsco, Inc. ........................................................... 7,912 2,447
Westinghouse Air Brake Technologies Corp. .................................... 39,247 11,415
Woodward, Inc. ........................................................ 13,686 4,937
XPO, Inc. (a) .......................................................... 26,267 5,279

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Xylem, Inc. ........................................................... 54,853 $ 6,416
1,366,424
IT Services (1.0%):
Accenture PLC , Class A .................................................. 143,142 23,750
Akamai Technologies, Inc. (a) .............................................. 32,600 3,755
Cloudflare, Inc. , Class A (a) ................................................ 74,291 20,726
Cognizant Technology Solutions Corp. , Class A ................................. 109,101 6,039
CoreWeave, Inc. , Class A (a) ............................................... 78,009 5,599
International Business Machines Corp. ........................................ 219,887 49,178
MongoDB, Inc. , Class A (a) ................................................ 17,836 6,019
Okta, Inc. , Class A (a) .................................................... 38,122 5,410
Snowflake, Inc. , Class A (a) ................................................ 78,502 23,023
Twilio, Inc. , Class A (a) ................................................... 35,042 6,915
VeriSign, Inc. .......................................................... 20,878 6,055
156,469
Materials (1.7%):
Air Products and Chemicals, Inc. ............................................ 51,925 15,312
Albemarle Corp. ....................................................... 26,884 3,163
Alcoa Corp. ........................................................... 59,742 2,704
Amcor PLC ........................................................... 106,308 4,771
Coeur Mining, Inc. ...................................................... 235,632 3,513
Corteva, Inc. .......................................................... 155,632 12,250
Dow, Inc. ............................................................ 165,850 5,024
DuPont de Nemours, Inc. ................................................. 31,332 4,292
Ecolab, Inc. ........................................................... 58,785 16,320
Freeport-McMoRan, Inc. ................................................. 334,119 20,926
International Flavors & Fragrances, Inc. ....................................... 57,739 4,574
International Paper Co. ................................................... 120,178 4,907
Linde PLC ............................................................ 107,776 51,558
LyondellBasell Industries NV , Class A ........................................ 59,029 3,665
Martin Marietta Materials, Inc. ............................................. 13,822 7,259
Newmont Corp. ........................................................ 249,300 23,362
Nucor Corp. ........................................................... 52,768 13,577
Packaging Corp. of America ............................................... 19,844 4,878
PPG Industries, Inc. ..................................................... 51,479 5,689
Reliance, Inc. .......................................................... 11,714 4,757
Royal Gold, Inc. ........................................................ 19,433 3,855
Smurfit WestRock PLC ................................................... 120,534 5,541
Steel Dynamics, Inc. ..................................................... 31,212 7,842
The Sherwin-Williams Co. ................................................ 53,957 18,391
Vulcan Materials Co. .................................................... 30,070 8,076
256,206
Real Estate (1.7%):
American Tower Corp. ................................................... 108,618 18,830
AvalonBay Communities, Inc. .............................................. 32,685 6,067
CBRE Group, Inc. , Class A (a) .............................................. 67,652 9,932
Crown Castle, Inc. ...................................................... 101,186 7,720
Digital Realty Trust, Inc. .................................................. 81,975 15,454
Equinix, Inc. .......................................................... 22,979 23,422
Equity Residential ...................................................... 85,698 5,695
Essex Property Trust, Inc. ................................................. 14,656 4,164
Extra Space Storage, Inc. ................................................. 48,445 7,172
Invitation Homes, Inc. ................................................... 135,361 4,023
Iron Mountain, Inc. ..................................................... 68,349 8,360
Mid-America Apartment Communities, Inc. .................................... 26,437 3,499
Prologis, Inc. .......................................................... 217,578 31,464
Public Storage ......................................................... 36,685 11,892
Realty Income Corp. .................................................... 217,046 13,863
SBA Communications Corp. , Class A ......................................... 24,092 4,360
Simon Property Group, Inc. ............................................... 74,961 17,194
Sun Communities, Inc. ................................................... 27,888 3,444
Ventas, Inc. ........................................................... 112,498 10,520

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
VICI Properties, Inc. , Class A .............................................. 252,006 $ 6,640
Welltower, Inc. ......................................................... 165,178 38,724
Weyerhaeuser Co. ...................................................... 164,974 4,129
256,568
Semiconductors & Semiconductor Equipment (16.4%):
Advanced Micro Devices, Inc. (a) ............................................ 380,380 181,118
Analog Devices, Inc. .................................................... 113,724 41,783
Applied Materials, Inc. ................................................... 185,243 94,042
Astera Labs, Inc. (a) ..................................................... 32,598 10,145
Broadcom, Inc. ........................................................ 1,093,634 425,730
Credo Technology Group Holding Ltd. (a) ..................................... 38,385 7,945
Entegris, Inc. .......................................................... 34,905 4,155
First Solar, Inc. (a) ...................................................... 23,432 4,945
GLOBALFOUNDRIES, Inc. .............................................. 29,032 1,451
Intel Corp. (a) .......................................................... 995,305 89,777
KLA Corp. ........................................................... 305,583 55,867
Lam Research Corp. ..................................................... 292,096 85,590
Lattice Semiconductor Corp. (a) ............................................. 31,184 3,875
MACOM Technology Solutions Holdings, Inc. (a) ................................ 15,851 3,986
Marvell Technology, Inc. ................................................. 203,209 38,114
Microchip Technology, Inc. ................................................ 123,528 9,177
Micron Technology, Inc. .................................................. 263,191 216,614
MKS, Inc. ............................................................ 15,017 4,467
Monolithic Power Systems, Inc. ............................................ 11,053 15,762
NVIDIA Corp. ......................................................... 5,440,724 1,092,225
ON Semiconductor Corp. (a) ............................................... 90,364 7,375
Qnity Electronics, Inc. ................................................... 48,408 6,350
QUALCOMM, Inc. ..................................................... 246,465 36,381
SiTime Corp. (a) ........................................................ 5,068 2,712
Teradyne, Inc. ......................................................... 36,244 13,327
Texas Instruments, Inc. ................................................... 212,648 58,636
2,511,549
Software (8.4%):
Adobe, Inc. (a) ......................................................... 94,295 23,612
AppLovin Corp. , Class A (a) ............................................... 60,008 23,757
Atlassian Corp. , Class A (a) ................................................ 36,216 3,658
Autodesk, Inc. (a) ....................................................... 48,944 11,463
Cadence Design Systems, Inc. (a) ............................................ 64,180 21,823
Circle Internet Group, Inc. , Class A (a) ........................................ 42,313 2,649
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 229,881 43,875
Datadog, Inc. , Class A (a) ................................................. 75,540 20,242
Fair Isaac Corp. (a) ...................................................... 5,192 5,831
Fortinet, Inc. (a) ........................................................ 141,662 22,942
Gen Digital, Inc. ....................................................... 124,244 3,411
Intuit, Inc. ............................................................ 62,503 19,755
Microsoft Corp. ........................................................ 1,714,675 796,844
Oracle Corp. .......................................................... 400,535 52,018
Palantir Technologies, Inc. , Class A (a) ........................................ 513,853 63,235
Palo Alto Networks, Inc. (a) ................................................ 188,983 62,710
PTC, Inc. (a) ........................................................... 26,384 3,620
Roper Technologies, Inc. .................................................. 23,370 9,160
Salesforce, Inc. ........................................................ 185,552 34,145
ServiceNow, Inc. (a) ..................................................... 238,918 26,575
Strategy, Inc. , Class A (a) .................................................. 76,537 7,139
Synopsys, Inc. (a) ....................................................... 42,602 16,562
Workday, Inc. , Class A (a) ................................................. 45,594 7,311
Zoom Communications, Inc. , Class A (a) ...................................... 61,042 5,864
Zscaler, Inc. (a) ......................................................... 23,948 3,621
1,291,822
Technology Hardware, Storage & Peripherals (8.2%):
Apple, Inc. ........................................................... 3,438,931 1,062,320
Dell Technologies, Inc. , Class C ............................................ 70,452 28,559

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Everpure, Inc. , Class A (a) ................................................. 72,595 $ 5,602
Hewlett Packard Enterprise Co. ............................................. 307,166 14,713
HP, Inc. .............................................................. 210,926 5,752
IonQ, Inc. (a) (b) ........................................................ 83,794 3,054
NetApp, Inc. .......................................................... 45,231 8,074
Sandisk Corp. (a) ....................................................... 34,211 41,561
Seagate Technology Holdings PLC .......................................... 52,330 44,801
Super Micro Computer, Inc. (a) ............................................. 118,517 3,366
Western Digital Corp. .................................................... 79,938 43,553
1,261,355
Utilities (2.1%):
Alliant Energy Corp. .................................................... 59,321 4,199
Ameren Corp. ......................................................... 63,926 7,007
American Electric Power Co., Inc. ........................................... 126,584 16,184
American Water Works Co., Inc. ............................................ 45,107 6,052
Atmos Energy Corp. ..................................................... 38,500 6,652
CenterPoint Energy, Inc. .................................................. 151,078 6,351
CMS Energy Corp. ...................................................... 70,862 5,101
Consolidated Edison, Inc. ................................................. 85,536 9,311
Constellation Energy Corp. ................................................ 78,921 20,737
Dominion Energy, Inc. ................................................... 204,856 14,170
DTE Energy Co. ....................................................... 48,002 6,810
Duke Energy Corp. ...................................................... 181,984 22,826
Edison International ..................................................... 89,012 6,531
Entergy Corp. ......................................................... 106,382 11,449
Evergy, Inc. ........................................................... 52,346 4,345
Eversource Energy ...................................................... 86,941 6,224
Exelon Corp. .......................................................... 238,046 10,907
FirstEnergy Corp. ....................................................... 133,792 6,463
NextEra Energy, Inc. .................................................... 487,154 42,343
NiSource, Inc. ......................................................... 110,208 4,897
NRG Energy, Inc. ....................................................... 46,581 6,255
PG&E Corp. .......................................................... 508,917 8,845
PPL Corp. ............................................................ 173,809 6,120
Public Service Enterprise Group, Inc. ......................................... 115,622 8,866
Sempra .............................................................. 152,265 13,483
Talen Energy Corp. (a) ................................................... 10,202 3,408
The Southern Co. ....................................................... 263,236 24,886
Vistra Corp. ........................................................... 77,770 11,525
WEC Energy Group, Inc. ................................................. 75,523 8,264
Xcel Energy, Inc. ....................................................... 145,126 11,349
321,560
Total Common Stocks (Cost $2,992,074)
a
a
a
15,281,281
Rights (0.0%)(c)
Financials (0.0%):(c)
TPG, Inc., CVR , expiring 4/9/29 (a) (d) ........................................ 52,689 1
Total Rights (Cost $—)
a
a
a
1
Short-Term Investments (0.1%)
Collateral for Securities Loaned (0.1%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (e) ........ 4,718,744 4,719
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (e) ............ 4,718,744 4,718
Invesco Government & Agency Portfolio, Institutional Shares , 3 .66% (e) ............... 4,718,744 4,719

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (e) . 4,718,744 $ 4,719
18,875
Total Short-Term Investments (Cost $18,875)
a
a
a
18,875
Total Investments (Cost $3,010,949) — 99.8% 15,300,157
Other assets in excess of liabilities —  0.2% 31,834
NET ASSETS - 100.00% $ 15,331,991
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of July 31, 2026.
(e) Rate disclosed is the daily yield on July 31, 2026.
CVR
—
Contingent Value Right
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 122 9/18/26 $ 45,646 $ 45,867 $ 221
Total unrealized appreciation $ 221
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 221

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (3.0%):
Advantage Solutions, Inc.(a) ............................................... 491 $ 19
AMC Entertainment Holdings, Inc., Class A(a) .................................. 70,081 198
AMC Global Media, Inc.(a) ............................................... 3,604 40
Angel Studios, Inc., Class A(a)(b) ........................................... 9,244 38
Angi, Inc., Class A(a) .................................................... 3,298 19
Anterix, Inc.(a) ........................................................ 2,102 196
Array Digital Infrastructure, Inc.(b) .......................................... 1,744 61
Atlanta Braves Holdings, Inc., Class C(a) ...................................... 6,821 347
ATN International, Inc. ................................................... 1,141 27
Bandwidth, Inc., Class A(a) ................................................ 3,358 131
Boston Omaha Corp., Class A(a) ............................................ 3,290 47
Bumble, Inc., Class A(a) .................................................. 10,653 30
Cable One, Inc.(a)(b) .................................................... 535 21
Cargurus, Inc., Class A(a) ................................................. 8,456 306
Cars.com, Inc.(a) ....................................................... 5,234 62
Cinemark Holdings, Inc. .................................................. 12,041 441
Clear Channel Outdoor Holdings, Inc., Class A(a) ................................ 44,002 106
Cogent Communications Holdings, Inc. ....................................... 5,340 72
comScore, Inc.(a) ....................................................... 1,561 11
CuriosityStream, Inc. .................................................... 4,673 11
DHI Group, Inc.(a) ...................................................... 4,017 17
DoubleVerify Holdings, Inc.(a) ............................................. 15,480 174
Entravision Communications Corp., Class A .................................... 6,894 77
Eva Live, Inc.(a) ....................................................... 1,245 2
EverQuote, Inc., Class A(a) ................................................ 3,125 79
Firy, Inc., Class A(a)(b) .................................................. 982 9
fuboTV, Inc., Class A(a)(b) ................................................ 3,324 29
Getty Images Holdings, Inc.(a) ............................................. 9,884 4
Globalstar, Inc.(a) ...................................................... 6,015 502
Gogo, Inc.(a) .......................................................... 9,036 38
Gray Media, Inc. ....................................................... 10,814 44
HMH Holding, Inc., Class A(a) ............................................. 1,236 26
Ibotta, Inc., Class A(a) ................................................... 1,065 26
IDT Corp., Class B ...................................................... 2,342 154
iHeartMedia, Inc., Class A(a) .............................................. 13,467 48
Iridium Communications, Inc. .............................................. 10,581 501
John Wiley & Sons, Inc., Class A ............................................ 4,655 243
Lee Enterprises, Inc.(a) ................................................... 662 5
Liberty Broadband Corp., Class C(a) ......................................... 15,327 522
Liberty Capital Corp.(a) .................................................. 4,122 96
Liberty Global Ltd., Class A(a) ............................................. 33,807 359
Liberty Latin America Ltd., Class C(a) ........................................ 17,331 140
Liberty Live Holdings, Inc., Class C(a) ....................................... 9,604 947
Lionsgate Studios Corp.(a) ................................................ 22,781 303
Lumen Technologies, Inc.(a) ............................................... 109,400 698
Madison Square Garden Entertainment Corp., Class A(a) .......................... 4,469 345
Madison Square Garden Sports Corp.(a) ....................................... 1,961 772
Magnite, Inc.(a) ........................................................ 16,139 311
Match Group, Inc. ...................................................... 26,763 1,055
MediaAlpha, Inc., Class A(a) .............................................. 3,307 41
MNTN, Inc., Class A(a) .................................................. 3,053 28
National CineMedia, Inc. ................................................. 7,531 30
Newsmax, Inc., Class B(a) ................................................ 7,611 59
Nexstar Media Group, Inc., Class A .......................................... 3,284 626
Nextdoor Holdings, Inc.(a) ................................................ 26,057 58
Optimum Communications, Inc., Class A(a) .................................... 29,047 22
Paramount Skydance Corp., Class B(b) ....................................... 100,053 796
People, Inc.(a) ......................................................... 7,104 295
Pinterest, Inc., Class A(a) ................................................. 54,476 1,308
Playtika Holding Corp. ................................................... 18,154 72
PubMatic, Inc., Class A(a) ................................................ 4,366 55

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
QuinStreet, Inc.(a) ...................................................... 6,076 $ 94
Reservoir Media, Inc.(a) .................................................. 3,842 39
Roku, Inc., Class A(a) .................................................... 15,038 2,181
RUM Group, Inc.(a)(b) ................................................... 12,612 74
Scholastic Corp. ........................................................ 1,928 78
Shenandoah Telecommunications Co. ........................................ 5,673 68
Shutterstock, Inc. ....................................................... 2,734 15
Sinclair, Inc. .......................................................... 4,844 67
Sirius XM Holdings, Inc. ................................................. 38,062 1,127
Snap, Inc., Class A(a) .................................................... 124,161 582
Sphere Entertainment Co.(a)(b) ............................................. 3,118 447
Spok Holdings, Inc. ..................................................... 2,359 26
Stagwell, Inc., Class A(a)(b) ............................................... 12,469 105
Stubhub Holdings, Inc., Class A(a) .......................................... 29,107 246
Teads Holding Co.(a) .................................................... 3,298 2
TechTarget, Inc.(a)(b) .................................................... 3,430 15
Telephone and Data Systems, Inc. ........................................... 11,309 380
The E.W. Scripps Co., Class A(a) ........................................... 6,211 17
The Marcus Corp. ...................................................... 2,542 74
The New York Times Co., Class A ........................................... 18,299 1,370
The Trade Desk, Inc., Class A(a) ............................................ 48,180 869
Thryv Holdings, Inc.(a) .................................................. 4,687 19
TKO Group Holdings, Inc., Class A .......................................... 7,171 1,304
Travelzoo(a) .......................................................... 762 6
TripAdvisor, Inc.(a) ..................................................... 12,417 176
Trump Media & Technology Group Corp.(a) ................................... 18,253 180
Uniti Group, Inc.(a) ..................................................... 26,282 255
USA TODAY Co., Inc.(a) ................................................. 13,662 119
Versant Media Group, Inc. ................................................ 16,239 584
Warner Music Group Corp., Class A ......................................... 16,369 425
Yelp, Inc., Class A(a) .................................................... 6,098 161
Ziff Davis, Inc.(a) ....................................................... 3,796 202
ZipRecruiter, Inc.(a) ..................................................... 7,015 28
ZoomInfo Technologies, Inc., Class A(a) ...................................... 26,634 88
24,522
Consumer Discretionary (10.9%):
1-800-Flowers.com, Inc., Class A(a)(b) ....................................... 3,539 14
1stdibs.com, Inc.(a) ..................................................... 2,608 11
Abercrombie & Fitch Co.(a) ............................................... 5,016 499
Academy Sports & Outdoors, Inc. ........................................... 7,069 335
Accel Entertainment, Inc., Class A(a) ......................................... 6,049 73
Acushnet Holdings Corp. ................................................. 3,150 319
ADT, Inc. ............................................................ 83,487 638
Advance Auto Parts, Inc.(b) ............................................... 6,850 380
American Eagle Outfitters, Inc. ............................................. 18,022 310
American Outdoor Brands, Inc.(a) ........................................... 1,342 17
American Public Education, Inc.(a) .......................................... 2,007 97
Aptiv PLC(a) .......................................................... 24,145 1,363
Aramark ............................................................. 30,153 1,718
Arhaus, Inc., Class A .................................................... 5,963 44
Arko Corp. ........................................................... 8,596 69
ARKO Petroleum Corp., Class A ............................................ 1,444 29
Asbury Automotive Group, Inc.(a) ........................................... 2,135 495
AutoNation, Inc.(a) ..................................................... 2,810 597
Bally's Corp.(a)(b) ...................................................... 1,145 16
Barnes & Noble Education, Inc. ............................................ 1,459 18
Bassett Furniture Industries, Inc. ............................................ 829 16
Bath & Body Works, Inc. ................................................. 24,750 498
Beazer Homes USA, Inc.(a) ............................................... 2,815 90
Bed Bath & Beyond, Inc.(a)(b) ............................................. 8,376 42
Biglari Holdings, Inc., Class B(a)(b) ......................................... 370 147
BJ's Restaurants, Inc.(a) .................................................. 2,267 153
Black Rock Coffee Bar, Inc., Class A(a) ....................................... 2,425 20

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Bloomin' Brands, Inc. .................................................... 9,771 $ 85
Bob's Discount Furniture, Inc.(a)(b) .......................................... 3,505 58
Boot Barn Holdings, Inc.(a) ............................................... 3,479 518
BorgWarner, Inc. ....................................................... 23,539 1,500
Bowl America, Inc.(a)(c) ................................................. 349 —(d)
Boyd Gaming Corp. ..................................................... 5,949 506
Bright Horizons Family Solutions, Inc.(a) ..................................... 6,024 449
Brightstar Lottery PLC ................................................... 12,434 125
Brinker International, Inc.(a) ............................................... 4,897 1,046
Brunswick Corp. ....................................................... 7,417 586
Build-A-Bear Workshop, Inc. .............................................. 1,375 47
Caesars Entertainment, Inc.(a) .............................................. 22,017 655
Caleres, Inc. .......................................................... 3,730 48
Callaway Golf Co.(a) .................................................... 17,394 321
Camping World Holdings, Inc., Class A ....................................... 6,876 43
Capri Holdings Ltd.(a) ................................................... 12,970 207
CarMax, Inc.(a) ........................................................ 15,823 906
Carriage Services, Inc., Class A ............................................. 1,635 66
Carter's, Inc. .......................................................... 4,048 156
Cava Group, Inc.(a) ..................................................... 11,573 755
Cavco Industries, Inc.(a) .................................................. 874 478
Century Communities, Inc. ................................................ 2,909 195
Champion Homes, Inc.(a) ................................................. 6,240 497
Chegg, Inc.(a) ......................................................... 11,750 12
Chewy, Inc., Class A(a) .................................................. 26,564 600
Choice Hotels International, Inc. ............................................ 2,917 325
Churchill Downs, Inc. .................................................... 7,521 634
Citi Trends, Inc.(a) ...................................................... 870 58
Clarus Corp. .......................................................... 3,358 11
Columbia Sportswear Co. ................................................. 2,534 150
Cooper-Standard Holdings, Inc.(a) ........................................... 1,938 57
Coursera, Inc.(a) ....................................................... 25,434 135
Covista, Inc.(a) ........................................................ 3,825 478
Cracker Barrel Old Country Store, Inc.(b) ..................................... 2,535 143
Cricut, Inc., Class A(b) ................................................... 5,370 25
Crocs, Inc.(a) .......................................................... 5,525 707
Dana, Inc. ............................................................ 12,320 332
Dauch Corp.(a) ........................................................ 26,336 149
Dave & Buster's Entertainment, Inc.(a) ....................................... 3,913 42
Deckers Outdoor Corp.(a) ................................................. 15,888 1,539
Designer Brands, Inc., Class A(b) ........................................... 4,078 25
Dick's Sporting Goods, Inc. ................................................ 7,348 1,440
Dillard's, Inc., Class A ................................................... 882 519
Dine Brands Global, Inc.(b) ............................................... 1,389 50
Domino's Pizza, Inc. ..................................................... 3,813 1,325
Dorman Products, Inc.(a) ................................................. 2,998 399
DraftKings, Inc.(a) ...................................................... 54,970 1,291
Dream Finders Homes, Inc., Class A(a) ....................................... 3,244 41
Driven Brands Holdings, Inc.(a) ............................................ 6,827 97
Duluth Holdings, Inc., Class B(a) ........................................... 1,535 6
Duolingo, Inc., Class A(a) ................................................. 4,572 616
Dutch Bros, Inc., Class A(a) ............................................... 14,024 923
El Pollo Loco Holdings, Inc.(a) ............................................. 3,251 54
Empery Digital, Inc.(a)(b) ................................................. 1,891 5
Envela Corp.(a) ........................................................ 780 17
Escalade, Inc. ......................................................... 944 19
Ethan Allen Interiors, Inc. ................................................. 2,684 60
Etsy, Inc.(a) ........................................................... 10,845 886
EVgo, Inc., Class A(a)(b) ................................................. 15,388 24
Faraday Future Intelligent Electric, Inc.(a)(b) ................................... 220 1
Figs, Inc., Class A(a) .................................................... 17,565 188
First Watch Restaurant Group, Inc.(a) ........................................ 6,964 89
Five Below, Inc.(a) ...................................................... 6,247 1,356

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Flexsteel Industries, Inc. .................................................. 418 $ 31
Floor & Decor Holdings, Inc., Class A(a) ...................................... 12,210 703
Fossil Group, Inc.(a) ..................................................... 6,065 30
Fox Factory Holding Corp.(a) .............................................. 4,793 86
Frontdoor, Inc.(a) ....................................................... 8,058 585
Funko, Inc., Class A(a) ................................................... 4,628 27
GameStop Corp., Class A(a)(b) ............................................. 47,270 1,027
Garrett Motion, Inc. ..................................................... 20,418 636
Genesco, Inc.(a) ........................................................ 1,110 42
Genius Sports Ltd.(a) .................................................... 25,658 178
Gentex Corp. .......................................................... 24,534 573
Gentherm, Inc.(a) ....................................................... 3,467 141
Genuine Parts Co. ...................................................... 15,768 1,961
GigaCloud Technology, Inc., Class A(a) ....................................... 3,093 135
G-III Apparel Group Ltd. ................................................. 4,123 150
Global Business Travel Group, Inc.(a) ........................................ 27,616 261
Gold.com, Inc. ......................................................... 2,257 93
GoPro, Inc., Class A(a) ................................................... 14,929 11
Graham Holdings Co., Class B ............................................. 366 440
Grand Canyon Education, Inc.(a) ............................................ 2,999 436
Green Brick Partners, Inc.(a) ............................................... 4,579 324
Group 1 Automotive, Inc. ................................................. 1,328 381
Groupon, Inc., Class A(a)(b) ............................................... 2,651 73
H&R Block, Inc. ....................................................... 14,452 636
Hamilton Beach Brands Holding Co., Class A ................................... 638 15
Harley-Davidson, Inc. ................................................... 12,043 296
Hasbro, Inc. ........................................................... 16,244 1,526
Haverty Furniture Cos., Inc. ............................................... 1,580 39
Helen of Troy Ltd.(a) .................................................... 2,622 72
Hilton Grand Vacations, Inc.(a) ............................................. 6,910 319
Holley, Inc.(a) ......................................................... 8,761 23
Hooker Furnishings Corp. ................................................. 1,208 17
Hovnanian Enterprises, Inc., Class A(a) ....................................... 525 65
Hyatt Hotels Corp., Class A ................................................ 4,439 773
Inspired Entertainment, Inc.(a) ............................................. 2,848 20
Installed Building Products, Inc. ............................................ 2,685 599
J. Jill, Inc.(b) .......................................................... 748 14
Jack in the Box, Inc.(a)(b) ................................................. 1,932 32
JAKKS Pacific, Inc. ..................................................... 1,047 28
Johnson Outdoors, Inc., Class A ............................................ 951 45
KB Home ............................................................ 6,914 380
KinderCare Learning Cos., Inc.(a) ........................................... 3,480 19
Kodiak AI, Inc.(a)(b) .................................................... 14,079 61
Kohl's Corp. .......................................................... 12,513 239
Kontoor Brands, Inc. .................................................... 6,266 525
Krispy Kreme, Inc.(a) .................................................... 10,829 34
Kura Sushi USA, Inc., Class A(a) ........................................... 843 39
Lands' End, Inc.(a) ...................................................... 1,104 13
Latham Group, Inc.(a) ................................................... 5,766 31
Laureate Education, Inc., Class A(a) ......................................... 14,967 573
La-Z-Boy, Inc. ......................................................... 4,639 183
LCI Industries ......................................................... 2,688 275
Lear Corp. ............................................................ 5,763 753
Legacy Education, Inc.(a) ................................................. 1,214 14
Legacy Housing Corp.(a) ................................................. 1,004 26
Leggett & Platt, Inc. ..................................................... 15,370 151
Levi Strauss & Co., Class A ............................................... 11,054 271
LGI Homes, Inc.(a) ..................................................... 2,272 124
Life Time Group Holdings, Inc.(a) ........................................... 18,800 848
Lifetime Brands, Inc. .................................................... 1,362 11
Lincoln Educational Services Corp.(a) ........................................ 3,399 142
Lindblad Expeditions Holdings, Inc.(a) ....................................... 5,662 167
Lithia Motors, Inc., Class A ................................................ 2,596 1,001

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
LKQ Corp. ........................................................... 29,266 $ 657
Lucid Group, Inc.(a)(b) ................................................... 19,943 147
Lucky Strike Entertainment Corp.(b) ......................................... 8,312 56
M/I Homes, Inc.(a) ...................................................... 2,866 419
Macy's, Inc. ........................................................... 30,299 752
Malibu Boats, Inc., Class A(a) .............................................. 2,205 61
MarineMax, Inc.(a) ..................................................... 2,255 78
Marriott Vacations Worldwide Corp. ......................................... 3,626 354
MasterCraft Boat Holdings, Inc.(a) .......................................... 2,121 51
Mattel, Inc.(a) ......................................................... 33,278 502
Matthews International Corp., Class A ........................................ 3,315 92
Meritage Homes Corp. ................................................... 7,472 525
MGM Resorts International(a) .............................................. 21,468 957
Mobileye Global, Inc., Class A(a) ........................................... 18,472 147
Mohawk Industries, Inc.(a) ................................................ 5,788 712
Monarch Casino & Resort, Inc. ............................................. 1,375 169
Monro, Inc. ........................................................... 2,716 33
Motorcar Parts of America, Inc.(a) ........................................... 1,710 23
Movado Group, Inc. ..................................................... 1,717 66
Murphy USA, Inc. ...................................................... 1,944 1,181
Nathan's Famous, Inc. .................................................... 330 32
National Vision Holdings, Inc.(a) ............................................ 9,029 199
Navan, Inc., Class A(a) ................................................... 9,064 241
Newell Brands, Inc. ..................................................... 48,415 271
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 52,646 976
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 6,966 512
OneSpaWorld Holdings Ltd. ............................................... 11,240 290
OneWater Marine, Inc., Class A(a) ........................................... 1,311 16
Outdoor Holding Co.(a) .................................................. 10,138 22
Oxford Industries, Inc. ................................................... 1,596 61
Papa John's International, Inc.(b) ............................................ 3,729 111
Patrick Industries, Inc. ................................................... 3,644 301
Pattern Group, Inc., Class A(a) ............................................. 3,769 87
Peloton Interactive, Inc., Class A(a) .......................................... 46,182 295
Penn Entertainment, Inc.(a) ................................................ 15,066 309
Penske Automotive Group, Inc. ............................................. 2,037 443
Perdoceo Education Corp. ................................................. 7,055 224
Petco Health & Wellness Co., Inc., Class A(a) .................................. 16,821 47
Phinia, Inc. ........................................................... 4,179 308
Planet Fitness, Inc., Class A(a) ............................................. 9,108 509
Playboy, Inc.(a) ........................................................ 6,294 7
Polaris, Inc. ........................................................... 6,148 412
Pool Corp. ............................................................ 4,068 755
Portillo's, Inc., Class A(a) ................................................. 7,625 35
Pursuit Attractions and Hospitality, Inc.(a) ..................................... 2,340 118
PVH Corp. ........................................................... 5,269 457
QuantumScape Corp., Class A(a)(b) ......................................... 57,136 298
Ralph Lauren Corp., Class A ............................................... 4,254 1,618
RCI Hospitality Holdings, Inc. ............................................. 763 19
Red Rock Resorts, Inc., Class A ............................................. 5,400 348
Rent the Runway, Inc., Class A(a) ........................................... 2,735 10
Revolve Group, Inc., Class A(a) ............................................ 4,757 119
RH(a) ............................................................... 1,779 294
RideNow Group, Inc., Class B(a) ........................................... 2,743 17
Rocky Brands, Inc. ...................................................... 840 41
Rush Street Interactive, Inc., Class A(a) ....................................... 11,609 312
Sabre Corp.(a) ......................................................... 36,361 67
Sally Beauty Holdings, Inc.(a) .............................................. 10,883 163
Savers Value Village, Inc.(a) ............................................... 4,365 45
Serve Robotics, Inc.(a)(b) ................................................. 7,832 37
Service Corp. International ................................................ 15,630 1,347
Shake Shack, Inc., Class A(a) .............................................. 4,447 279
SharkNinja, Inc.(a) ...................................................... 9,666 1,564

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Sharplink, Inc.(a) ....................................................... 20,677 $ 127
Shoe Station Group, Inc. .................................................. 2,067 31
Signet Jewelers Ltd. ..................................................... 4,458 414
Six Flags Entertainment Corp.(a)(b) .......................................... 11,516 200
Smith & Wesson Brands, Inc. .............................................. 4,969 72
Solid Power, Inc.(a) ..................................................... 23,614 49
Sonic Automotive, Inc., Class A ............................................ 1,310 120
Sonos, Inc.(a) ......................................................... 13,515 198
Standard Motor Products, Inc. .............................................. 2,434 93
Steven Madden Ltd. ..................................................... 8,246 380
Stitch Fix, Inc., Class A(a) ................................................ 13,022 52
Stoneridge, Inc.(a) ...................................................... 3,167 22
Strategic Education, Inc. .................................................. 2,516 206
Strattec Security Corp.(a) ................................................. 467 41
Stride, Inc.(a) .......................................................... 4,778 384
Sturm Ruger & Co., Inc. .................................................. 1,577 59
Superior Group of Cos., Inc. ............................................... 1,169 14
Sweetgreen, Inc., Class A(a) ............................................... 11,808 76
Target Hospitality Corp.(a) ................................................ 4,648 71
Texas Roadhouse, Inc., Class A ............................................. 7,567 1,555
The Buckle, Inc. ........................................................ 3,669 161
The Cheesecake Factory, Inc. .............................................. 5,286 536
The Gap, Inc. .......................................................... 27,434 551
The Goodyear Tire & Rubber Co.(a) ......................................... 31,856 221
The Lovesac Co.(a)(b) ................................................... 1,613 26
The RealReal, Inc.(a) .................................................... 12,673 153
The Wendy's Co.(b) ..................................................... 20,026 147
Thor Industries, Inc.(b) ................................................... 5,729 430
ThredUp, Inc., Class A(a) ................................................. 11,771 68
Toll Brothers, Inc. ...................................................... 10,715 1,563
Torrid Holdings, Inc.(a) .................................................. 3,965 10
Traeger, Inc.(a) ........................................................ 147 9
Travel + Leisure Co. ..................................................... 6,892 524
Under Armour, Inc., Class A(a)(b) ........................................... 34,308 228
United Parks & Resorts, Inc.(a)(b) ........................................... 5,297 236
Universal Technical Institute, Inc.(a) ......................................... 6,121 241
Upbound Group, Inc. .................................................... 6,192 120
Urban Outfitters, Inc.(a) .................................................. 5,585 414
Vail Resorts, Inc.(b) ..................................................... 4,054 606
Valvoline, Inc.(a) ....................................................... 14,698 565
Venu Holding Corp.(a) ................................................... 4,981 10
VF Corp. ............................................................. 42,330 606
Victoria's Secret & Co.(a) ................................................. 7,856 697
Visteon Corp. .......................................................... 3,032 317
Warby Parker, Inc., Class A(a) .............................................. 11,663 311
Wayfair, Inc., Class A(a) .................................................. 11,867 1,008
Weyco Group, Inc. ...................................................... 666 26
Whirlpool Corp. ........................................................ 7,157 268
Wingstop, Inc. ......................................................... 3,127 405
Winmark Corp. ........................................................ 343 114
Winnebago Industries, Inc. ................................................ 3,132 95
Wolverine World Wide, Inc. ............................................... 9,287 183
WW International, Inc.(a)(b) ............................................... 1,032 15
Wyndham Hotels & Resorts, Inc. ............................................ 8,466 634
Wynn Resorts Ltd. ...................................................... 8,676 862
XMAX, Inc.(a)(b) ...................................................... 7,274 63
XPEL, Inc.(a) ......................................................... 2,887 128
Xponential Fitness, Inc., Class A(a) .......................................... 3,460 23
YETI Holdings, Inc.(a) ................................................... 8,642 423
Zumiez, Inc.(a) ........................................................ 1,506 30
88,595
Consumer Staples (3.5%):
Albertsons Cos., Inc., Class A .............................................. 38,670 448

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Alico, Inc. ............................................................ 635 $ 24
B&G Foods, Inc.(b) ..................................................... 8,890 31
BellRing Brands, Inc.(a) .................................................. 13,205 164
Beyond Meat, Inc.(a)(b) .................................................. 57,290 32
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 14,663 1,434
BRC, Inc., Class A(a) .................................................... 12,261 13
Brown-Forman Corp., Class B ............................................. 37,480 1,077
Buda Juice, Inc.(a) ...................................................... 450 3
Cal-Maine Foods, Inc. ................................................... 4,927 432
Celsius Holdings, Inc.(a) .................................................. 21,103 616
Central Garden & Pet Co., Class A(a) ........................................ 6,744 256
Coca-Cola Consolidated, Inc. .............................................. 6,534 1,228
Conagra Brands, Inc. .................................................... 54,954 797
Coty, Inc., Class A(a) .................................................... 43,244 119
Darling Ingredients, Inc.(a) ................................................ 18,132 1,099
Del Monte Corp. ....................................................... 4,481 133
Edgewell Personal Care Co. ............................................... 5,254 143
elf Beauty, Inc.(a) ....................................................... 6,645 551
Energizer Holdings, Inc. .................................................. 6,986 146
Flowers Foods, Inc. ..................................................... 22,672 159
Freshpet, Inc.(a) ........................................................ 5,569 332
Grocery Outlet Holding Corp.(a) ............................................ 10,476 96
Herbalife Ltd.(a) ....................................................... 11,641 145
Hormel Foods Corp. ..................................................... 33,316 833
Ingles Markets, Inc., Class A ............................................... 1,672 150
Ingredion, Inc. ......................................................... 7,206 717
Interparfums, Inc. ....................................................... 2,090 260
J & J Snack Foods Corp. .................................................. 1,690 129
John B. Sanfilippo & Son, Inc. ............................................. 1,023 85
Lamb Weston Holdings, Inc. ............................................... 15,713 826
Lifeway Foods, Inc.(a) ................................................... 1,081 32
Limoneira Co. ......................................................... 1,892 25
Mama's Creations, Inc.(a) ................................................. 4,197 77
Maplebear, Inc.(a) ...................................................... 21,191 945
McCormick & Co., Inc. .................................................. 30,454 1,550
Medifast, Inc.(a) ....................................................... 1,205 12
MGP Ingredients, Inc. .................................................... 1,668 29
Mission Produce, Inc.(a) .................................................. 5,693 72
Molson Coors Beverage Co., Class B ......................................... 17,425 724
National Beverage Corp. .................................................. 2,743 87
Natural Grocers by Vitamin Cottage, Inc. ...................................... 1,110 36
Nature's Sunshine Products, Inc.(a) .......................................... 1,914 39
Nu Skin Enterprises, Inc., Class A ........................................... 5,481 28
Oil-Dri Corp. of America ................................................. 1,128 112
Once Upon a Farm PBC(a)(b) .............................................. 2,737 41
Performance Food Group Co.(a) ............................................ 17,822 2,039
Post Holdings, Inc.(a) .................................................... 4,462 408
PriceSmart, Inc. ........................................................ 2,964 575
Primo Brands Corp., Class A(b) ............................................. 27,919 634
Reynolds Consumer Products, Inc. .......................................... 6,298 157
Seaboard Corp. ........................................................ 28 124
Seneca Foods Corp., Class A(a) ............................................. 583 96
Spectrum Brands Holdings, Inc. ............................................ 2,534 225
Sprouts Farmers Market, Inc.(a) ............................................ 10,797 941
The Andersons, Inc. ..................................................... 3,771 267
The Boston Beer Co., Inc., Class A(a) ........................................ 874 160
The Campbell's Company(b) ............................................... 24,928 548
The Chefs' Warehouse, Inc.(a) .............................................. 4,249 490
The Clorox Co. ........................................................ 13,892 1,327
The Honest Co., Inc.(a) ................................................... 10,777 39
The J.M. Smucker Co. ................................................... 12,055 1,438
The Marzetti Company ................................................... 2,212 236
The Simply Good Foods Co.(a) ............................................. 9,506 97

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
The Vita Coco Co., Inc.(a) ................................................ 5,653 $ 373
Tootsie Roll Industries, Inc. ................................................ 1,918 75
Turning Point Brands, Inc. ................................................ 2,099 157
United Natural Foods, Inc.(a) .............................................. 6,821 347
Universal Corp. ........................................................ 2,816 148
USANA Health Sciences, Inc.(a) ............................................ 1,260 28
Utz Brands, Inc. ........................................................ 8,313 117
Village Super Market, Inc., Class A .......................................... 1,048 46
Vital Farms, Inc.(a)(b) ................................................... 4,054 52
WD-40 Co. ........................................................... 1,548 352
Weis Markets, Inc. ...................................................... 1,411 109
Westrock Coffee Co.(a)(b) ................................................ 5,525 45
Yesway, Inc., Class A(a) .................................................. 1,730 36
Zevia PBC, Class A(a) ................................................... 7,710 13
27,986
Energy (4.6%):
Aemetis, Inc.(a) ........................................................ 7,534 11
American Resources Corp., Class A(a)(b) ...................................... 9,819 18
Amplify Energy Corp.(a) ................................................. 3,650 14
Antero Midstream Corp. .................................................. 38,028 835
Antero Resources Corp.(a) ................................................ 34,183 1,235
APA Corp. ............................................................ 40,670 1,518
Archrock, Inc. ......................................................... 19,715 705
Ardmore Shipping Corp. .................................................. 3,993 69
Atlas Energy Solutions, Inc., Class A ......................................... 9,197 99
BKV Corp.(a) ......................................................... 3,658 89
Bristow Group, Inc. ..................................................... 3,313 150
Cactus, Inc., Class A ..................................................... 7,925 515
California Resources Corp. ................................................ 9,377 493
Calumet, Inc.(a) ........................................................ 7,912 350
Centrus Energy Corp., Class A(a)(b) ......................................... 2,186 387
Chord Energy Corp. ..................................................... 6,109 858
Clean Energy Fuels Corp.(a) ............................................... 18,560 36
CNX Resources Corp.(a) ................................................. 15,703 562
Comstock Resources, Inc.(a) ............................................... 7,374 98
Comstock, Inc.(a) ....................................................... 8,634 24
Core Laboratories, Inc. ................................................... 5,252 56
Core Natural Resources, Inc. ............................................... 5,693 455
Crescent Energy Co., Class A .............................................. 32,067 368
CVR Energy, Inc. ....................................................... 3,391 121
Dawson Geophysical Co.(a)(b) ............................................. 3,539 17
Delek US Holdings, Inc. .................................................. 6,902 468
DHT Holdings, Inc. ..................................................... 16,517 307
Diversified Energy Co. ................................................... 7,052 95
DMC Global, Inc.(a) .................................................... 2,080 14
Dorian LPG Ltd. ....................................................... 4,234 201
DT Midstream, Inc. ..................................................... 11,731 1,619
Eagle Nuclear Energy Corp.(a) ............................................. 1,816 10
Energy Services of America Corp. ........................................... 1,726 25
Evolution Petroleum Corp. ................................................ 3,716 14
Excelerate Energy, Inc., Class A ............................................ 3,605 142
Expro Ltd.(a) .......................................................... 12,989 207
Flowco Holdings, Inc., Class A ............................................. 4,137 85
Forum Energy Technologies, Inc.(a) ......................................... 1,179 74
FutureFuel Corp. ....................................................... 3,020 15
Gevo, Inc.(a)(b) ........................................................ 26,736 40
Golar LNG Ltd. ........................................................ 9,826 483
Gran Tierra Energy, Inc.(a)(b) .............................................. 3,935 29
Granite Ridge Resources, Inc. .............................................. 7,427 35
Green Plains, Inc.(a) ..................................................... 7,816 132
Greenland Energy Co.(a) ................................................. 3,155 7
Gulfport Energy Corp.(a) ................................................. 2,050 331
Helix Energy Solutions Group, Inc.(a) ........................................ 15,873 151

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Helmerich & Payne, Inc. .................................................. 11,087 $ 383
HF Sinclair Corp. ....................................................... 19,416 1,776
Infinity Natural Resources, Inc., Class A(a)(b) .................................. 408 5
Innovex International, Inc.(a) .............................................. 5,179 145
International Seaways, Inc. ................................................ 4,796 461
Kinetik Holdings, Inc., Class A ............................................. 5,668 287
Kodiak Gas Services, Inc. ................................................. 11,543 678
Kosmos Energy Ltd.(a) ................................................... 65,934 177
Liberty Energy, Inc., Class A ............................................... 18,458 345
Lightbridge Corp.(a) ..................................................... 3,821 31
Magnolia Oil & Gas Corp., Class A .......................................... 20,941 538
Mammoth Energy Services, Inc.(a) .......................................... 5,429 14
Matador Resources Co. ................................................... 13,315 664
Murphy Oil Corp. ...................................................... 15,598 620
Nabors Industries Ltd.(a) ................................................. 1,607 138
NACCO Industries, Inc., Class A ............................................ 421 20
National Energy Services Reunited Corp.(a) .................................... 10,237 276
Natural Gas Services Group, Inc. ............................................ 1,344 49
NCS Multistage Holdings, Inc.(a) ........................................... 84 4
New Era Energy & Digital, Inc.(a)(b) ......................................... 9,816 46
New Fortress Energy, Inc., Class A(a)(b) ...................................... 22,032 7
NextDecade Corp.(a)(b) .................................................. 14,914 100
Nordic American Tankers Ltd. .............................................. 23,189 151
Northern Oil & Gas, Inc. .................................................. 11,847 251
NOV, Inc. ............................................................ 41,207 801
Oceaneering International, Inc.(a) ........................................... 11,335 553
Oil States International, Inc.(a) ............................................. 6,388 52
Ovintiv, Inc. .......................................................... 32,335 2,020
Par Pacific Holdings, Inc.(a) ............................................... 5,615 483
Patterson-UTI Energy, Inc. ................................................ 42,118 441
PBF Energy, Inc., Class A ................................................. 11,213 810
Peabody Energy Corp. ................................................... 13,176 281
Permian Resources Corp., Class A ........................................... 86,309 1,839
Presidio Production Co.(b) ................................................ 2,122 24
PrimeEnergy Resources Corp.(a) ............................................ 88 16
ProPetro Holding Corp.(a) ................................................ 13,027 145
Range Resources Corp. ................................................... 26,825 1,077
Ranger Energy Services, Inc., Class A ........................................ 2,192 35
REX American Resources Corp.(a) .......................................... 3,305 142
Riley Exploration Permian, Inc. ............................................. 1,683 58
Ring Energy, Inc.(a) ..................................................... 26,353 33
RPC, Inc. ............................................................ 12,622 71
SandRidge Energy, Inc. .................................................. 3,630 51
Scorpio Tankers, Inc. .................................................... 5,190 404
SEACOR Marine Holdings, Inc.(a) .......................................... 2,451 23
Select Water Solutions, Inc., Class A ......................................... 13,120 243
SFL Corp. Ltd., Class B .................................................. 12,368 153
SM Energy Co. ........................................................ 27,495 894
Smart Sand, Inc. ........................................................ 3,345 14
Solaris Energy Infrastructure, Inc., Class A ..................................... 4,950 254
Summit Midstream Corp.(a) ............................................... 1,069 33
Sunococorp LLC ....................................................... 5,939 454
Talos Energy, Inc.(a) ..................................................... 14,374 218
Tamboran Resources Corp.(a)(b) ............................................ 2,914 97
Teekay Corp. Ltd. ...................................................... 6,317 74
Teekay Tankers Ltd., Class A ............................................... 2,770 220
TETRA Technologies, Inc.(a) .............................................. 14,687 113
Tidewater, Inc.(a) ....................................................... 5,408 406
Transocean Ltd.(a) ...................................................... 117,000 622
Uranium Energy Corp.(a)(b) ............................................... 56,125 539
VAALCO Energy, Inc. ................................................... 11,723 62
Venture Global, Inc., Class A ............................................... 58,108 777
Viper Energy, Inc., Class A ................................................ 20,690 923

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Vitesse Energy, Inc.(b) ................................................... 3,593 $ 56
W&T Offshore, Inc. ..................................................... 11,285 41
WaterBridge Infrastructure LLC, Class A(b) .................................... 2,861 98
Weatherford International PLC ............................................. 8,244 724
World Kinect Corp. ..................................................... 5,692 227
XCF Global, Inc., Class A(a)(b) ............................................ 15,361 6
37,340
Financials (18.2%):
1st Source Corp. ....................................................... 2,042 183
Acacia Research Corp.(a) ................................................. 11,020 49
Acadian Asset Management, Inc. ............................................ 4,095 354
ACNB Corp. .......................................................... 1,134 73
ACRES Commercial Realty Corp.(a) ......................................... 651 11
Adamas Trust, Inc. ...................................................... 9,623 87
Affiliated Managers Group, Inc. ............................................ 2,924 1,072
Affinity Bancshares, Inc.(a) ................................................ 629 14
AGNC Investment Corp. ................................................. 131,883 1,406
AI Financial Corp.(a) .................................................... 15,793 7
Alerus Financial Corp. ................................................... 2,617 87
Ally Financial, Inc. ...................................................... 35,151 1,523
Amalgamated Financial Corp. .............................................. 2,046 101
Amerant Bancorp, Inc., Class A ............................................. 4,097 121
American Coastal Insurance Corp. ........................................... 2,822 30
American Financial Group, Inc. ............................................. 7,870 1,115
American Integrity Insurance Group, Inc. ...................................... 1,265 26
Ameris Bancorp ........................................................ 7,332 639
AMERISAFE, Inc. ...................................................... 2,120 62
Ames National Corp. .................................................... 1,004 31
Angel Oak Mortgage REIT, Inc. ............................................ 2,153 19
Annaly Capital Management, Inc. ........................................... 84,522 1,920
Apollo Commercial Real Estate Finance, Inc. ................................... 14,994 99
Arbor Realty Trust, Inc.(b) ................................................ 21,312 107
Ares Commercial Real Estate Corp.(b) ........................................ 6,007 26
ARMOUR Residential REIT, Inc.(b) ......................................... 14,307 236
Arrow Financial Corp. ................................................... 1,850 74
Artisan Partners Asset Management, Inc., Class A ................................ 8,018 315
Associated Banc-Corp. ................................................... 16,371 506
Assurant, Inc. ......................................................... 5,683 1,587
Assured Guaranty Ltd. ................................................... 4,804 397
Atlantic Union Bankshares Corp. ............................................ 16,383 695
Atlanticus Holdings Corp.(a) ............................................... 1,070 113
Avidbank Holdings, Inc.(a) ................................................ 965 31
Avidia Bancorp, Inc. ..................................................... 2,058 46
Axis Capital Holdings Ltd. ................................................ 8,447 890
Axos Financial, Inc.(a) ................................................... 6,293 638
Bakkt, Inc., Class A(a)(b) ................................................. 2,172 16
Banc of California, Inc. .................................................. 17,240 330
BancFirst Corp. ........................................................ 2,465 278
Bank First Corp. ....................................................... 1,166 178
Bank of Hawaii Corp. .................................................... 4,515 361
Bank of Marin Bancorp .................................................. 1,778 52
Bank OZK ............................................................ 13,306 683
Bank7 Corp. .......................................................... 476 24
BankUnited, Inc. ....................................................... 8,328 389
Bankwell Financial Group, Inc. ............................................. 672 46
Banner Corp. .......................................................... 3,820 269
Bar Harbor Bankshares, Inc. ............................................... 1,872 74
BayCom Corp. ......................................................... 1,175 35
BCB Bancorp, Inc. ...................................................... 1,820 18
Beacon Financial Corp. .................................................. 9,559 301
BGC Group, Inc., Class A ................................................. 42,092 485
Bitgo Holdings, Inc., Class A(a) ............................................ 7,442 36
Blackstone Mortgage Trust, Inc., Class A ...................................... 18,180 264

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Blue Owl Capital, Inc., Class A(b) ........................................... 73,929 $ 761
Blue Ridge Bankshares, Inc. ............................................... 7,228 25
BOK Financial Corp. .................................................... 2,560 362
Bowhead Specialty Holdings, Inc.(a) ......................................... 2,514 77
BRC Group Holdings, Inc.(a)(b) ............................................ 3,097 22
Bread Financial Holdings, Inc. ............................................. 4,585 496
Bridgewater Bancshares, Inc.(a) ............................................ 2,416 49
Brighthouse Financial, Inc.(a) .............................................. 6,551 406
BrightSpire Capital, Inc., Class A ........................................... 14,625 73
Burke & Herbert Financial Services Corp. ..................................... 1,864 137
Business First Bancshares, Inc. ............................................. 3,543 113
Byline Bancorp, Inc. ..................................................... 3,800 149
C&F Financial Corp. .................................................... 350 29
California Bancorp ...................................................... 3,283 70
Camden National Corp. .................................................. 1,908 110
Cannae Holdings, Inc. ................................................... 4,271 62
Capital Bancorp, Inc. .................................................... 1,251 47
Capital City Bank Group, Inc. .............................................. 1,584 82
Capitol Federal Financial, Inc. .............................................. 13,496 119
Carter Bankshares, Inc. ................................................... 2,461 85
Cass Information Systems, Inc. ............................................. 1,309 73
Cathay General Bancorp .................................................. 7,401 468
Central Pacific Financial Corp. ............................................. 2,942 116
CF Bankshares, Inc. ..................................................... 578 21
Chain Bridge BanCorp, Inc., Class A(a) ....................................... 321 15
Chemung Financial Corp. ................................................. 417 34
Chicago Atlantic Real Estate Finance, Inc. ..................................... 2,123 21
Chime Financial, Inc., Class A(a) ........................................... 17,343 399
Chimera Investment Corp. ................................................ 9,483 118
ChoiceOne Financial Services, Inc. .......................................... 1,613 55
Citizens & Northern Corp. ................................................ 1,962 50
Citizens Community Bancorp, Inc. .......................................... 1,033 23
Citizens Financial Services, Inc. ............................................ 519 40
Citizens, Inc., Class A(a)(b) ............................................... 5,166 24
City Holding Co. ....................................................... 1,599 232
Civista Bancshares, Inc. .................................................. 2,351 68
Claros Mortgage Trust, Inc.(a) .............................................. 12,070 21
CNA Financial Corp.(b) .................................................. 31,091 1,631
CNB Financial Corp. .................................................... 3,296 116
CNO Financial Group, Inc. ................................................ 10,447 576
Coastal Financial Corp.(a) ................................................ 1,491 61
CoastalSouth Bancshares, Inc. .............................................. 1,042 28
Cohen & Steers, Inc. .................................................... 3,203 264
Colony Bankcorp, Inc. ................................................... 2,301 50
Columbia Banking System, Inc. ............................................ 33,216 1,039
Columbia Financial, Inc.(a) ................................................ 6,657 72
Commerce Bancshares, Inc. ............................................... 16,347 969
Commercial Bancgroup, Inc. ............................................... 991 34
Community Bancorp .................................................... 571 23
Community Financial System, Inc. .......................................... 6,018 390
Community Trust Bancorp, Inc. ............................................. 2,045 160
Community West Bancshares .............................................. 2,838 71
Compass Diversified Holdings(a) ........................................... 7,695 78
ConnectOne Bancorp, Inc. ................................................ 5,471 180
Consumer Portfolio Services, Inc.(a) ......................................... 1,060 10
Corebridge Financial, Inc. ................................................. 45,282 1,412
Crawford & Co., Class A ................................................. 2,499 27
Credit Acceptance Corp.(a)(b) .............................................. 615 350
Cullen/Frost Bankers, Inc. ................................................. 6,800 1,131
Customers Bancorp, Inc.(a) ................................................ 3,617 285
CVB Financial Corp. .................................................... 19,236 430
Dave, Inc.(a) .......................................................... 1,139 424
DeFi Development Corp.(a) ............................................... 2,465 6

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
DigitalBridge Group, Inc. ................................................. 20,273 $ 322
Dime Commercial Bancshares, Inc. .......................................... 4,898 200
Donegal Group, Inc., Class A .............................................. 2,050 40
Donnelley Financial Solutions, Inc.(a) ........................................ 2,734 129
Dynex Capital, Inc. ..................................................... 24,674 314
Eagle Bancorp Montana, Inc. .............................................. 849 20
Eagle Bancorp, Inc. ..................................................... 3,243 90
Eagle Financial Services, Inc. .............................................. 529 21
East West Bancorp, Inc. .................................................. 15,712 2,058
Eastern Bankshares, Inc. .................................................. 24,689 567
ECB Bancorp, Inc.(a) .................................................... 827 17
Ellington Financial, Inc. .................................................. 14,176 188
Employers Holdings, Inc. ................................................. 2,047 103
Enact Holdings, Inc. ..................................................... 3,149 149
Encore Capital Group, Inc.(a) .............................................. 2,382 224
Enova International, Inc.(a) ................................................ 2,723 692
Enterprise Financial Services Corp. .......................................... 4,153 275
Equitable Holdings, Inc. .................................................. 32,353 1,542
Equity Bancshares, Inc., Class A ............................................ 1,930 98
Erie Indemnity Co., Class A ............................................... 2,903 703
Esquire Financial Holdings, Inc. ............................................ 835 108
Essent Group Ltd. ...................................................... 10,260 677
Ethos Technologies, Inc., Class A(a)(b) ....................................... 1,547 32
Euronet Worldwide, Inc.(a) ................................................ 4,093 292
Evercore, Inc., Class A ................................................... 4,173 1,338
Everest Group Ltd. ...................................................... 3,411 1,276
EVERTEC, Inc. ........................................................ 6,954 212
EZCORP, Inc., Class A(a) ................................................. 6,250 186
F&G Annuities & Life, Inc. ................................................ 14,916 426
FactSet Research Systems, Inc. ............................................. 4,200 1,105
Farmers & Merchants Bancorp, Inc. .......................................... 1,474 49
Farmers National Banc Corp. .............................................. 6,678 106
FB Bancorp, Inc.(a) ..................................................... 1,582 24
FB Financial Corp. ...................................................... 5,812 351
Federal Agricultural Mortgage Corp., Class C ................................... 1,054 240
Federated Hermes, Inc., Class B ............................................ 8,358 501
Fidelity D&D Bancorp, Inc. ............................................... 528 28
Fidelity National Financial, Inc. ............................................ 29,342 1,514
Figure Technology Solutions, Inc., Class A(a) ................................... 13,569 338
Finance of America Cos., Inc., Class A(a) ...................................... 555 13
Financial Institutions, Inc. ................................................. 2,217 92
Finward Bancorp ....................................................... 434 19
Finwise Bancorp(a) ..................................................... 1,085 15
First American Financial Corp. ............................................. 11,337 850
First Bancorp NC ....................................................... 4,691 295
First Bancorp Puerto Rico ................................................. 17,445 505
First Bank ............................................................ 2,629 49
First Busey Corp. ....................................................... 9,329 288
First Business Financial Services, Inc. ........................................ 888 62
First Capital, Inc. ....................................................... 369 23
First Commonwealth Financial Corp. ......................................... 11,531 248
First Community Bankshares, Inc. ........................................... 1,844 88
First Community Corp. ................................................... 980 33
First Financial Bancorp ................................................... 11,991 406
First Financial Bankshares, Inc. ............................................. 15,952 561
First Financial Corp. ..................................................... 1,307 105
First Guaranty Bancshares, Inc. ............................................. 774 7
First Hawaiian, Inc. ..................................................... 13,942 387
First Horizon Corp. ..................................................... 54,153 1,388
First Internet Bancorp .................................................... 843 25
First Interstate BancSystem, Inc., Class A ...................................... 9,533 362
First Merchants Corp. .................................................... 7,137 308
First Mid Bancshares, Inc. ................................................ 2,764 144

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
First National Corp. ..................................................... 890 $ 28
First Northern Community Bancorp(a)(b) ...................................... 1,664 31
First United Corp. ...................................................... 709 31
First Western Financial, Inc.(a) ............................................. 934 29
FirstCash Holdings, Inc. .................................................. 4,602 939
Firstsun Capital Bancorp(a) ................................................ 4,140 160
Five Star Bancorp ...................................................... 1,748 82
Flagstar Bank NA ....................................................... 34,763 494
Flywire Corp.(a) ....................................................... 13,172 211
FNB Corp. ............................................................ 40,490 765
Franklin BSP Realty Trust, Inc. ............................................. 8,695 66
Franklin Financial Services Corp. ........................................... 483 31
Franklin Resources, Inc. .................................................. 31,818 1,077
Freedom Holding Corp.(a)(b) .............................................. 2,078 314
FS Bancorp, Inc. ....................................................... 728 31
Fulton Financial Corp. ................................................... 21,851 532
FVCBankcorp, Inc. ..................................................... 1,725 32
Galaxy Digital, Inc., Class A(a) ............................................. 21,740 457
GBank Financial Holdings, Inc.(a)(b) ......................................... 1,061 22
GCM Grosvenor, Inc., Class A ............................................. 6,783 85
Gemini Space Station, Inc., Class A(a)(b) ...................................... 3,652 14
Genworth Financial, Inc., Class A(a) ......................................... 43,204 425
German American Bancorp, Inc. ............................................ 4,201 214
Glacier Bancorp, Inc. .................................................... 14,976 738
Globe Life, Inc. ........................................................ 8,907 1,623
Goosehead Insurance, Inc., Class A(a) ........................................ 2,482 154
Great Southern Bancorp, Inc. .............................................. 859 69
Green Dot Corp., Class A(a) ............................................... 6,053 79
Greene County Bancorp, Inc. .............................................. 799 27
Greenlight Capital Re Ltd., Class A(a) ........................................ 2,888 48
HA Sustainable Infrastructure Capital, Inc.(b) ................................... 14,553 551
Hagerty, Inc., Class A(a) .................................................. 11,320 131
Hamilton Insurance Group Ltd., Class B ...................................... 7,207 259
Hamilton Lane, Inc., Class A ............................................... 3,732 332
Hancock Whitney Corp. .................................................. 9,291 715
Hanmi Financial Corp. ................................................... 3,366 107
Hanover Bancorp, Inc. ................................................... 960 25
Happen, Inc.(a) ........................................................ 12,889 247
Hawthorn Bancshares, Inc. ................................................ 651 25
HBT Financial, Inc. ..................................................... 1,965 70
HCI Group, Inc. ........................................................ 1,266 222
Heritage Financial Corp. .................................................. 4,694 140
Heritage Insurance Holdings, Inc.(a) ......................................... 2,813 83
Hilltop Holdings, Inc. .................................................... 4,511 178
Hippo Holdings, Inc.(a) .................................................. 2,253 71
Home Bancorp, Inc. ..................................................... 796 57
Home Bancshares, Inc. ................................................... 21,800 677
HomeTrust Bancshares, Inc. ............................................... 1,747 89
Hope Bancorp, Inc. ..................................................... 14,349 201
Horace Mann Educators Corp. .............................................. 4,641 242
Horizon Bancorp, Inc. ................................................... 5,807 119
Houlihan Lokey, Inc., Class A .............................................. 6,267 786
Hoyne Bancorp, Inc.(a) ................................................... 904 15
Independent Bank Corp. .................................................. 2,266 87
Independent Bank Corp. MA ............................................... 5,507 462
Innventure, Inc.(a)(b) .................................................... 6,436 21
International Bancshares Corp. ............................................. 6,251 478
International Money Express, Inc.(a) ......................................... 3,197 38
Invesco Ltd. ........................................................... 50,850 1,505
Invesco Mortgage Capital, Inc.(b) ........................................... 10,695 79
Investar Holding Corp. ................................................... 1,398 42
Investors Title Co. ...................................................... 163 47
Isabella Bank Corp. ..................................................... 788 31

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Jack Henry & Associates, Inc. .............................................. 8,168 $ 1,258
Jackson Financial, Inc., Class A ............................................. 7,356 899
James River Group Holdings, Inc. ........................................... 4,158 19
Jefferies Financial Group, Inc. .............................................. 18,908 1,032
Jefferson Capital, Inc. .................................................... 2,479 50
John Marshall Bancorp, Inc. ............................................... 1,419 33
Kearny Financial Corp. ................................................... 6,646 64
Kemper Corp. ......................................................... 6,707 190
Kingstone Cos., Inc. ..................................................... 1,335 27
Kingsway Corp.(a) ...................................................... 2,434 22
Kinsale Capital Group, Inc. ................................................ 2,518 897
KKR Real Estate Finance Trust, Inc. ......................................... 7,123 50
Ladder Capital Corp., Class A .............................................. 12,894 123
Lake Shore Bancorp, Inc.(b) ............................................... 767 13
Lakeland Financial Corp. ................................................. 2,783 174
Landmark Bancorp, Inc. .................................................. 567 18
Lazard, Inc., Class A ..................................................... 11,278 478
LCNB Corp. .......................................................... 1,541 31
Lemonade, Inc.(a) ...................................................... 7,992 386
LendingTree, Inc.(a) ..................................................... 1,360 43
Lesaka Technologies, Inc.(a) ............................................... 5,763 27
Lincoln National Corp. ................................................... 21,883 998
Live Oak Bancshares, Inc. ................................................ 4,153 178
loanDepot, Inc., Class A(a)(b) .............................................. 12,750 13
LUB Liquidating Trust(a)(c) ............................................... 2,351 1
MainStreet Bancshares, Inc. ............................................... 633 15
MarketAxess Holdings, Inc. ............................................... 4,072 661
Marqeta, Inc., Class A(a) ................................................. 9,961 173
MBIA, Inc.(a) ......................................................... 5,216 27
Medallion Financial Corp. ................................................ 1,652 16
Mercantile Bank Corp. ................................................... 1,920 115
Merchants Bancorp ..................................................... 2,223 123
Mercury General Corp. ................................................... 3,070 329
Meridian Corp. ........................................................ 1,043 20
Metrocity Bankshares, Inc. ................................................ 2,643 94
Metropolitan Bank Holding Corp. ........................................... 1,250 116
MFA Financial, Inc. ..................................................... 11,619 106
MGIC Investment Corp. .................................................. 24,040 722
Miami International Holdings, Inc.(a)(b) ...................................... 9,831 462
Mid Penn Bancorp, Inc. .................................................. 2,408 92
Midland States Bancorp, Inc. .............................................. 2,191 74
Moelis & Co., Class A ................................................... 8,509 571
Morningstar, Inc. ....................................................... 2,252 434
MVB Financial Corp. .................................................... 1,337 41
National Bank Holdings Corp., Class A ....................................... 4,772 206
National Bankshares, Inc. ................................................. 712 29
Navient Corp. ......................................................... 10,656 89
NB Bancorp, Inc. ....................................................... 4,539 104
NBT Bancorp, Inc. ...................................................... 5,926 312
NCR Atleos Corp.(a) .................................................... 8,395 395
Nelnet, Inc., Class A ..................................................... 1,985 270
Neptune Insurance Holdings, Inc., Class A(a) ................................... 4,300 136
NerdWallet, Inc., Class A(a) ............................................... 3,623 33
NewtekOne, Inc. ....................................................... 2,878 43
Nexpoint Real Estate Finance, Inc.(b) ........................................ 1,980 34
NI Holdings, Inc.(a) ..................................................... 877 13
Nicolet Bankshares, Inc. .................................................. 2,241 383
NMI Holdings, Inc., Class A(a) ............................................. 8,586 380
Northeast Bank ........................................................ 902 112
Northeast Community Bancorp, Inc. ......................................... 1,397 37
Northpointe Bancshares, Inc. ............................................... 2,045 36
Northrim Bancorp, Inc. ................................................... 2,497 66
Northwest Bancshares, Inc. ................................................ 16,096 253

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Norwood Financial Corp. ................................................. 1,144 $ 39
Oak Valley Bancorp ..................................................... 813 28
OceanFirst Financial Corp. ................................................ 10,775 208
Octave Specialty Group, Inc.(a) ............................................. 4,907 27
OFG Bancorp ......................................................... 4,834 256
Ohio Valley Banc Corp. .................................................. 427 18
Old National Bancorp .................................................... 39,559 1,054
Old Republic International Corp. ............................................ 25,935 1,121
Old Second Bancorp, Inc. ................................................. 5,593 141
OneMain Holdings, Inc., Class A ............................................ 13,233 828
Onity Group, Inc.(a) ..................................................... 784 29
OP Bancorp ........................................................... 1,374 21
Oportun Financial Corp.(a) ................................................ 4,434 25
Oppenheimer Holdings, Inc., Class A ......................................... 705 75
OppFi, Inc.(a) ......................................................... 9,202 86
Orange County Bancorp, Inc. .............................................. 1,369 52
Orchid Island Capital, Inc.(b) .............................................. 23,158 150
Origin Bancorp, Inc. ..................................................... 3,254 178
Orrstown Financial Services, Inc. ........................................... 2,159 92
Oscar Health, Inc., Class A(a) .............................................. 27,867 870
Palomar Holdings, Inc.(a) ................................................. 2,989 400
Park National Corp. ..................................................... 2,044 425
Parke Bancorp, Inc. ..................................................... 1,156 39
Pathward Financial, Inc. .................................................. 2,406 212
Patria Investments Ltd., Class A ............................................ 7,330 79
Patriot National Bancorp, Inc.(a) ............................................ 9,611 11
Paymentus Holdings, Inc., Class A(a) ........................................ 6,469 221
Payoneer Global, Inc.(a) .................................................. 29,426 211
Paysafe Ltd.(a) ......................................................... 2,578 21
Paysign, Inc.(a) ........................................................ 4,990 45
PCB Bancorp .......................................................... 1,219 34
Peapack-Gladstone Financial Corp. .......................................... 1,764 81
Pelagos Insurance Capital Ltd. ............................................. 5,225 132
PennyMac Financial Services, Inc. .......................................... 3,956 298
PennyMac Mortgage Investment Trust ........................................ 9,961 94
Peoples Bancorp of North Carolina, Inc. ....................................... 517 22
Peoples Bancorp, Inc. .................................................... 4,012 167
Peoples Financial Services Corp. ............................................ 1,062 75
Perella Weinberg Partners, Class A ........................................... 7,777 137
Pinnacle Financial Partners, Inc. ............................................ 17,217 1,812
Pioneer Bancorp, Inc.(a) .................................................. 1,194 21
Piper Sandler Cos. ...................................................... 7,930 601
PJT Partners, Inc., Class A ................................................ 2,905 489
Plumas Bancorp ........................................................ 742 45
Ponce Financial Group, Inc.(a) ............................................. 2,271 46
Popular, Inc. .......................................................... 7,286 1,277
PRA Group, Inc.(a) ..................................................... 4,272 74
Preferred Bank ......................................................... 1,548 162
Primerica, Inc. ......................................................... 3,582 1,146
Primis Financial Corp. ................................................... 2,383 38
Princeton Bancorp, Inc. .................................................. 558 23
Priority Technology Holdings, Inc.(a) ........................................ 3,809 25
Procap Financial, Inc.(a) .................................................. 7,704 13
PROG Holdings, Inc. .................................................... 4,465 197
Prosperity Bancshares, Inc. ................................................ 13,197 988
Provident Financial Services, Inc. ........................................... 14,177 350
QCR Holdings, Inc. ..................................................... 1,849 190
Radian Group, Inc. ...................................................... 15,105 589
RBB Bancorp ......................................................... 1,763 46
Ready Capital Corp. ..................................................... 16,983 24
Red River Bancshares, Inc. ................................................ 549 55
Redwood Trust, Inc. ..................................................... 14,230 65
Regional Management Corp. ............................................... 963 31

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Reinsurance Group of America, Inc. ......................................... 7,552 $ 1,789
Remitly Global, Inc.(a) ................................................... 20,492 467
RenaissanceRe Holdings Ltd. .............................................. 4,666 1,493
Renasant Corp. ........................................................ 10,452 455
Repay Holdings Corp., Class A(a) ........................................... 7,462 30
Republic Bancorp, Inc., Class A ............................................ 997 99
Rhinebeck Bancorp, Inc.(a) ................................................ 728 9
Richmond Mutual Bancorp, Inc. ............................................ 945 15
Ridgepost Capital, Inc., Class A ............................................. 6,483 56
Rithm Capital Corp. ..................................................... 64,222 635
Rithm Property Trust, Inc. ................................................. 897 11
Riverview Bancorp, Inc. .................................................. 2,292 12
RLI Corp. ............................................................ 10,480 642
Root, Inc., Class A(a) .................................................... 1,248 68
Runway Growth Finance Corp.(b) ........................................... 4,029 22
Ryan Specialty Holdings, Inc., Class A ........................................ 12,946 572
S&T Bancorp, Inc. ...................................................... 4,100 214
Safety Insurance Group, Inc. ............................................... 1,660 172
SB Financial Group, Inc. ................................................. 646 17
Seacoast Banking Corp. of Florida ........................................... 11,047 384
Security National Financial Corp., Class A(a) ................................... 2,057 19
SEI Investments Co. ..................................................... 12,088 1,245
Selective Insurance Group, Inc. ............................................. 6,858 650
Selectquote, Inc.(a) ..................................................... 15,867 12
ServisFirst Bancshares, Inc. ............................................... 5,905 529
Seven Hills Realty Trust .................................................. 2,525 19
Sezzle, Inc.(a)(b) ....................................................... 1,887 292
Shift4 Payments, Inc., Class A(a)(b) ......................................... 6,457 342
Shore Bancshares, Inc. ................................................... 3,509 86
Sierra Bancorp ......................................................... 1,336 54
Simmons First National Corp., Class A ....................................... 16,544 390
SiriusPoint Ltd.(a) ...................................................... 11,901 281
Skyward Specialty Insurance Group, Inc.(a) .................................... 4,286 257
Slide Insurance Holdings, Inc.(a) ............................................ 8,358 167
SLM Corp. ........................................................... 21,337 555
SmartFinancial, Inc. ..................................................... 1,741 91
South Plains Financial, Inc. ................................................ 1,620 73
Southern First Bancshares, Inc.(a) ........................................... 1,013 63
Southern Missouri Bancorp, Inc. ............................................ 1,088 84
Southside Bancshares, Inc. ................................................ 3,269 106
SouthState Bank Corp. ................................................... 11,140 1,171
SR Bancorp, Inc. ....................................................... 773 15
Starwood Property Trust, Inc. .............................................. 40,412 646
StepStone Group, Inc., Class A ............................................. 8,763 384
Sterling Bancorp, Inc.(a)(c) ................................................ 2,117 —(d)
Stewart Information Services Corp. .......................................... 3,446 233
Stifel Financial Corp. .................................................... 17,117 1,419
Stock Yards Bancorp, Inc. ................................................. 3,146 268
StoneX Group, Inc.(a) ................................................... 12,402 950
Sui Group Holdings Ltd.(a) ................................................ 8,004 7
Sunrise Realty Trust, Inc. ................................................. 1,118 9
Texas Capital Bancshares, Inc. ............................................. 4,916 486
TFS Financial Corp. ..................................................... 32,269 594
The Baldwin Insurance Group, Inc., Class A(a)(b) ................................ 10,813 300
The Bancorp, Inc.(a) ..................................................... 4,516 303
The Bank of NT Butterfield & Son Ltd. ....................................... 5,317 326
The First Bancorp, Inc. ................................................... 1,131 40
The Hanover Insurance Group, Inc. .......................................... 4,002 931
The Hingham Institution for Savings(b) ....................................... 201 57
The Western Union Co.(b) ................................................ 35,583 226
Third Coast Bancshares, Inc.(a) ............................................. 1,559 68
Timberland Bancorp, Inc. ................................................. 842 38
Tiptree, Inc. ........................................................... 2,670 47

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Toast, Inc., Class A(a) .................................................... 55,910 $ 1,804
Tompkins Financial Corp. ................................................. 1,550 155
Towne Bank(b) ........................................................ 10,486 398
TPG Mortgage Investment Trust, Inc. ........................................ 3,367 23
TPG RE Finance Trust, Inc. ............................................... 8,288 66
TPG, Inc., Class A ...................................................... 16,143 705
Tradeweb Markets, Inc., Class A ............................................ 13,361 1,343
TriCo Bancshares ....................................................... 3,374 194
Triumph Financial, Inc.(a) ................................................. 2,588 197
Trupanion, Inc.(a) ...................................................... 3,933 96
TrustCo Bank Corp. ..................................................... 1,950 111
Trustmark Corp. ........................................................ 6,271 298
Twenty One Capital, Inc., Class A(a)(b) ....................................... 29,524 126
TWFG, Inc., Class A(a) .................................................. 1,325 36
Two Harbors Investment Corp. ............................................. 12,007 145
UMB Financial Corp. .................................................... 8,311 1,211
United Bankshares, Inc. .................................................. 15,544 753
United Community Banks, Inc. ............................................. 13,742 487
United Fire Group, Inc. ................................................... 2,458 126
Unity Bancorp, Inc. ..................................................... 793 47
Universal Insurance Holdings, Inc. .......................................... 2,931 128
Univest Financial Corp. .................................................. 3,167 140
Unum Group .......................................................... 18,303 1,576
Upstart Holdings, Inc.(a)(b) ............................................... 9,471 260
USCB Financial Holdings, Inc. ............................................. 1,356 30
UWM Holdings Corp.(b) ................................................. 37,982 69
Valley National Bancorp .................................................. 54,904 785
Velocity Financial, Inc.(a) ................................................. 2,843 50
Victory Capital Holdings, Inc., Class A(e) ..................................... 6,259 620
Virginia National Bankshares Corp. .......................................... 534 24
Virtu Financial, Inc., Class A ............................................... 9,538 560
Virtus Investment Partners, Inc. ............................................. 722 115
Voya Financial, Inc. ..................................................... 10,446 1,039
WaFd, Inc. ............................................................ 8,401 309
Walker & Dunlop, Inc. ................................................... 3,810 189
Washington Trust Bancorp, Inc. ............................................. 2,154 84
Waterstone Financial, Inc. ................................................. 1,725 35
Wealthfront Corp.(a) .................................................... 9,791 93
Webster Financial Corp. .................................................. 18,592 1,436
Webull Corp.(a) ........................................................ 35,135 248
WesBanco, Inc. ........................................................ 10,865 450
West Bancorp, Inc. ...................................................... 1,731 49
Westamerica Bancorp .................................................... 2,578 155
Western Alliance Bancorp ................................................. 11,809 951
Western New England Bancorp, Inc. ......................................... 2,032 26
Westwood Holdings Group, Inc. ............................................ 832 16
WEX, Inc.(a) .......................................................... 3,956 740
White Mountains Insurance Group Ltd. ....................................... 277 581
Winchester Bancorp, Inc.(a) ............................................... 419 5
Wintrust Financial Corp. .................................................. 7,677 1,225
WisdomTree, Inc. ....................................................... 15,416 299
World Acceptance Corp.(a) ................................................ 434 78
WSFS Financial Corp. ................................................... 5,951 477
Zions Bancorp NA ...................................................... 16,737 1,167
146,946
Health Care (14.5%):
10X Genomics, Inc., Class A(a) ............................................. 13,041 616
4D Molecular Therapeutics, Inc.(a) .......................................... 5,391 55
Abeona Therapeutics, Inc.(a) ............................................... 5,794 37
Absci Corp.(a) ......................................................... 15,445 120
Acadia Healthcare Co., Inc.(a) .............................................. 9,944 295
ACADIA Pharmaceuticals, Inc.(a) ........................................... 19,537 505
Accendra Health, Inc.(a) .................................................. 8,015 25

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Achieve Life Sciences, Inc.(a)(b) ............................................ 8,529 $ 55
Aclaris Therapeutics, Inc.(a) ............................................... 12,718 66
Acme United Corp. ..................................................... 389 22
Acumen Pharmaceuticals, Inc.(a) ............................................ 7,131 15
AdaptHealth Corp., Class A(a) ............................................. 10,000 108
Adaptive Biotechnologies Corp.(a) .......................................... 17,858 403
Addus HomeCare Corp.(a) ................................................ 2,098 242
ADMA Biologics, Inc.(a) ................................................. 26,044 220
Agenus, Inc.(a) ........................................................ 4,329 32
Agilon Health, Inc.(a) .................................................... 1,355 124
Agios Pharmaceuticals, Inc.(a) ............................................. 6,441 193
Akebia Therapeutics, Inc.(a) ............................................... 30,170 40
Aktis Oncology, Inc.(a) ................................................... 3,667 81
Alamar Biosciences, Inc.(a)(b) ............................................. 4,370 111
Alector, Inc.(a) ......................................................... 9,070 14
Align Technology, Inc.(a) ................................................. 7,985 1,351
Alignment Healthcare, Inc.(a) .............................................. 22,566 335
Alkermes PLC(a) ....................................................... 18,842 923
Allogene Therapeutics, Inc.(a) .............................................. 29,521 56
Alpha Teknova, Inc.(a) ................................................... 1,253 6
Alphatec Holdings, Inc.(a) ................................................ 15,185 145
Altimmune, Inc.(a) ...................................................... 21,218 60
Alto Neuroscience, Inc.(a) ................................................ 3,629 98
Alumis, Inc.(a)(b) ...................................................... 9,674 273
ALX Oncology Holdings, Inc.(a) ............................................ 9,989 19
American Well Corp., Class A(a) ............................................ 1,536 17
AMN Healthcare Services, Inc.(a) ........................................... 4,440 149
Amneal Pharmaceuticals, Inc.(a) ............................................ 18,075 331
Amphastar Pharmaceuticals, Inc.(a) .......................................... 3,810 76
Amylyx Pharmaceuticals, Inc.(a) ............................................ 10,707 217
AN2 Therapeutics, Inc.(a)(b) ............................................... 3,042 16
AnaptysBio, Inc.(a) ..................................................... 3,148 168
Anavex Life Sciences Corp.(a) ............................................. 10,379 29
AngioDynamics, Inc.(a) .................................................. 4,226 63
ANI Pharmaceuticals, Inc.(a) .............................................. 2,311 183
Anika Therapeutics, Inc.(a) ................................................ 1,455 28
Annexon, Inc.(a) ....................................................... 16,538 84
Anteris Technologies Global Corp.(a)(b) ...................................... 9,396 74
Apogee Therapeutics, Inc.(a) ............................................... 6,583 883
Apyx Medical Corp.(a) ................................................... 4,198 17
Aquestive Therapeutics, Inc.(a)(b) ........................................... 13,682 51
Arcturus Therapeutics Holdings, Inc.(a)(b) ..................................... 3,011 17
Arcus Biosciences, Inc.(a) ................................................. 9,671 273
Arcutis Biotherapeutics, Inc.(a) ............................................. 12,767 343
Ardelyx, Inc.(a) ........................................................ 27,325 135
Armata Pharmaceuticals, Inc.(a) ............................................ 1,328 6
ArriVent Biopharma, Inc.(a)(b) ............................................. 3,775 113
Arrowhead Pharmaceuticals, Inc.(a) .......................................... 15,298 1,295
ARS Pharmaceuticals, Inc.(a)(b) ............................................ 7,246 37
Artiva Biotherapeutics, Inc.(a) .............................................. 1,787 18
Artivion, Inc.(a) ........................................................ 5,329 143
Arvinas, Inc.(a) ........................................................ 6,286 51
Assembly Biosciences, Inc.(a) .............................................. 1,441 36
Astrana Health, Inc.(a) ................................................... 4,155 148
AtaiBeckley, Inc.(a) ..................................................... 33,895 243
Atea Pharmaceuticals, Inc.(a) .............................................. 7,314 34
AtriCure, Inc.(a) ....................................................... 5,613 212
Aura Biosciences, Inc.(a) ................................................. 7,466 52
Avalo Therapeutics, Inc.(a) ................................................ 5,320 97
Avantor, Inc.(a) ........................................................ 76,524 1,055
Aveanna Healthcare Holdings, Inc.(a) ........................................ 9,602 90
Avita Medical, Inc.(a) .................................................... 3,495 15
Axogen, Inc.(a) ........................................................ 5,978 252

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Axsome Therapeutics, Inc.(a) .............................................. 4,978 $ 1,085
Azenta, Inc.(a) ......................................................... 5,273 148
Baxter International, Inc. ................................................. 59,147 1,547
Beam Therapeutics, Inc.(a)(b) .............................................. 10,840 277
Benitec Biopharma, Inc.(a) ................................................ 3,864 45
Beta Bionics, Inc.(a) ..................................................... 3,854 49
Bicara Therapeutics, Inc.(a) ............................................... 4,342 118
Billiontoone, Inc., Class A(a) .............................................. 1,907 264
BioAge Labs, Inc.(a) .................................................... 3,658 33
BioCryst Pharmaceuticals, Inc.(a) ........................................... 24,911 224
Biodesix, Inc.(a) ....................................................... 537 11
Biohaven Ltd.(a) ....................................................... 14,502 196
BioLife Solutions, Inc.(a) ................................................. 5,416 169
BioMarin Pharmaceutical, Inc.(a) ........................................... 22,004 1,321
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 2,067 673
Bio-Techne Corp. ....................................................... 18,034 1,300
Bioventus, Inc., Class A(a) ................................................ 5,434 72
Black Diamond Therapeutics, Inc.(a) ......................................... 5,320 9
Bridgebio Pharma, Inc.(a) ................................................. 19,545 1,565
BrightSpring Health Services, Inc.(a) ......................................... 17,215 1,028
Brookdale Senior Living, Inc.(a) ............................................ 24,909 364
Bruker Corp. .......................................................... 12,846 807
Butterfly Network, Inc., Class A(a) .......................................... 23,877 170
C4 Therapeutics, Inc.(a) .................................................. 11,582 40
Cabaletta Bio, Inc.(a) .................................................... 16,490 44
CAMP4 Therapeutics Corp.(a)(b) ........................................... 3,063 11
Candel Therapeutics, Inc.(a) ............................................... 6,693 67
Canton Strategic Holdings, Inc.(a)(b) ......................................... 6,799 13
Capricor Therapeutics, Inc.(a)(b) ............................................ 6,046 23
CapsoVision, Inc.(a)(b) ................................................... 3,183 21
Cardiff Oncology, Inc.(a)(b) ............................................... 7,233 6
CareDx, Inc.(a) ........................................................ 5,392 236
Caribou Biosciences, Inc.(a)(b) ............................................. 10,309 15
Caris Life Sciences, Inc.(a) ................................................ 14,161 222
Carlsmed, Inc.(a) ....................................................... 1,062 13
Cartesian Therapeutics, Inc.(a) ............................................. 1,475 12
Castle Biosciences, Inc.(a) ................................................ 3,413 96
Celcuity, Inc.(a) ........................................................ 4,499 389
Celldex Therapeutics, Inc.(a) ............................................... 8,815 336
Century Therapeutics, Inc.(a)(b) ............................................ 14,101 29
Ceribell, Inc.(a) ........................................................ 2,835 50
Certara, Inc.(a) ......................................................... 12,338 100
Cerus Corp.(a) ......................................................... 22,348 48
CG oncology, Inc.(a) .................................................... 6,645 473
Charles River Laboratories International, Inc.(a) ................................. 5,502 1,279
Chemed Corp. ......................................................... 1,507 802
Circle8 Group, Inc.(a) .................................................... 2,929 2
Claritev Corp., Class A(a)(b) ............................................... 1,007 23
ClearPoint Neuro, Inc.(a)(b) ............................................... 3,072 46
Climb Bio, Inc.(a)(b) .................................................... 5,507 66
Clover Health Investments Corp., Class A(a) ................................... 46,817 195
Codexis, Inc.(a) ........................................................ 9,730 14
Cogent Biosciences, Inc.(a) ................................................ 17,003 662
Coherus Oncology, Inc.(a)(b) .............................................. 13,426 19
Collegium Pharmaceutical, Inc.(a) ........................................... 3,677 130
Community Health Systems, Inc.(a) .......................................... 12,715 36
Compass Therapeutics, Inc.(a) .............................................. 14,806 28
Concentra Group Holdings Parent, Inc. ....................................... 13,218 418
CONMED Corp. ....................................................... 3,467 161
Context Therapeutics, Inc.(a) .............................................. 7,457 5
Contineum Therapeutics, Inc., Class A(a) ...................................... 3,379 52
Corbus Pharmaceuticals Holdings, Inc.(a) ..................................... 1,913 17
Corcept Therapeutics, Inc.(a) .............................................. 10,840 1,241

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
CorMedix, Inc.(a)(b) .................................................... 8,888 $ 67
CorVel Corp.(a) ........................................................ 3,298 198
Corvus Pharmaceuticals, Inc.(a) ............................................ 7,304 97
Coya Therapeutics, Inc.(a) ................................................ 2,312 10
Crescent Biopharma, Inc.(a) ............................................... 2,503 36
Crinetics Pharmaceuticals, Inc.(a) ........................................... 11,294 943
CryoPort, Inc.(a) ....................................................... 5,548 84
Cullinan Therapeutics, Inc.(a) .............................................. 5,226 86
CVRx, Inc.(a) ......................................................... 1,753 9
Cypherpunk Technologies, Inc.(a) ........................................... 9,914 6
Cytek Biosciences, Inc.(a) ................................................. 13,655 58
Cytokinetics, Inc.(a) ..................................................... 13,776 1,063
CytomX Therapeutics, Inc.(a) .............................................. 19,306 60
Damora Therapeutics, Inc.(a) .............................................. 5,305 154
DaVita, Inc.(a) ......................................................... 7,274 1,746
Delcath Systems, Inc.(a) .................................................. 3,689 45
Denali Therapeutics, Inc.(a) ............................................... 17,197 396
DENTSPLY SIRONA, Inc. ................................................ 22,991 307
Design Therapeutics, Inc.(a) ............................................... 4,352 53
Dianthus Therapeutics, Inc.(a) .............................................. 5,716 611
Disc Medicine, Inc., Class A(a) ............................................. 3,197 246
Doximity, Inc., Class A(a) ................................................. 14,764 309
Dyne Therapeutics, Inc.(a) ................................................ 15,258 384
Edgewise Therapeutics, Inc.(a) ............................................. 9,072 349
Editas Medicine, Inc.(a) .................................................. 17,642 46
Eikon Therapeutics, Inc.(a) ................................................ 2,923 27
Elanco Animal Health, Inc.(a) .............................................. 57,150 1,507
Electromed, Inc.(a) ...................................................... 792 32
Eledon Pharmaceuticals, Inc.(a)(b) .......................................... 8,519 29
Elicio Therapeutics, Inc.(a) ................................................ 1,494 4
Embecta Corp. ......................................................... 6,323 23
Emergent BioSolutions, Inc.(a) ............................................. 5,631 41
Enanta Pharmaceuticals, Inc.(a) ............................................. 3,191 40
Encompass Health Corp. .................................................. 11,330 1,258
Enliven Therapeutics, Inc.(a) ............................................... 5,427 297
Enovis Corp.(a) ........................................................ 6,426 187
Entrada Therapeutics, Inc.(a) ............................................... 2,540 17
Envista Holdings Corp.(a) ................................................. 18,400 503
Equillium, Inc.(a) ....................................................... 5,565 12
Erasca, Inc.(a) ......................................................... 21,618 392
Establishment Labs Holdings, Inc.(a) ......................................... 3,113 288
Eton Pharmaceuticals, Inc.(a) .............................................. 3,010 140
Evolent Health, Inc., Class A(a) ............................................. 11,752 36
Evolus, Inc.(a) ......................................................... 6,419 38
Evommune, Inc.(a)(b) ................................................... 2,219 25
Exagen, Inc.(a) ........................................................ 1,605 7
Exelixis, Inc.(a) ........................................................ 28,160 1,493
EyePoint, Inc.(a) ....................................................... 9,032 111
Fate Therapeutics, Inc.(a) ................................................. 12,778 31
First Tracks Biotherapeutics, Inc.(a) .......................................... 3,950 174
Foghorn Therapeutics, Inc.(a) .............................................. 3,577 16
Forte Biosciences, Inc.(a) ................................................. 2,047 157
Fortrea Holdings, Inc.(a) .................................................. 10,875 209
Fractyl Health, Inc.(a) .................................................... 15,009 10
Fulcrum Therapeutics, Inc.(a) .............................................. 6,523 23
Fulgent Genetics, Inc.(a) .................................................. 2,113 35
Galectin Therapeutics, Inc.(a)(b) ............................................ 5,424 16
GeneDx Holdings Corp., Class A(a) .......................................... 3,010 196
Genelux Corp.(a) ....................................................... 4,629 14
Generate Biomedicines, Inc.(a) ............................................. 6,300 88
Geron Corp.(a) ......................................................... 72,538 94
Ginkgo Bioworks Holdings, Inc.(a) .......................................... 5,834 47
Glaukos Corp.(a) ....................................................... 6,520 1,087

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Globus Medical, Inc., Class A(a) ............................................ 12,998 $ 1,024
GoodRx Holdings, Inc., Class A(a) .......................................... 10,041 31
GRAIL, Inc.(a) ........................................................ 4,581 314
Greenwich Lifesciences, Inc.(a)(b) .......................................... 804 11
Guardant Health, Inc.(a) .................................................. 14,682 2,378
Guardian Pharmacy Services, Inc., Class A(a) ................................... 2,794 110
Haemonetics Corp.(a) .................................................... 5,158 441
Halozyme Therapeutics, Inc.(a) ............................................. 13,571 1,120
Harmony Biosciences Holdings, Inc.(a) ....................................... 5,824 205
Harrow, Inc.(a)(b) ...................................................... 3,632 141
HealthEquity, Inc.(a) .................................................... 9,428 949
HealthStream, Inc. ...................................................... 2,681 75
HeartFlow, Inc.(a) ...................................................... 7,348 185
Henry Schein, Inc.(a) .................................................... 11,167 958
Heron Therapeutics, Inc.(a) ................................................ 20,226 10
Hims & Hers Health, Inc.(a)(b) ............................................. 24,178 671
Hinge Health, Inc., Class A(a) .............................................. 2,716 203
Humacyte, Inc.(a) ...................................................... 23,262 15
Hyperfine, Inc., Class A(a) ................................................ 9,009 8
Hyperliquid Strategies, Inc.(a) .............................................. 13,902 86
ICU Medical, Inc.(a) .................................................... 2,834 478
Ideaya Biosciences, Inc.(a) ................................................ 9,605 341
Immix Biopharma, Inc.(a) ................................................. 6,245 52
Immuneering Corp., Class A(a)(b) ........................................... 6,456 27
Immunic, Inc.(a) ....................................................... 1,556 22
ImmunityBio, Inc.(a)(b) .................................................. 43,486 312
Immunome, Inc.(a)(b) ................................................... 11,874 270
Immunovant, Inc.(a) ..................................................... 9,361 362
Indivior Pharmaceuticals, Inc.(a) ............................................ 12,703 508
InfuSystem Holdings, Inc.(a) ............................................... 2,090 19
Inhibikase Therapeutics, Inc.(a)(b) ........................................... 11,504 25
Inhibrx Biosciences, Inc.(a) ................................................ 1,254 103
Innoviva, Inc.(a) ....................................................... 8,427 177
Inogen, Inc.(a) ......................................................... 3,040 20
Insight Molecular Diagnostics, Inc.(a) ........................................ 1,464 7
Inspire Medical Systems, Inc.(a) ............................................ 3,141 158
Insulet Corp.(a) ........................................................ 7,954 1,315
Integer Holdings Corp.(a) ................................................. 3,876 470
Integra LifeSciences Holdings Corp.(a) ....................................... 7,696 128
Intellia Therapeutics, Inc.(a)(b) ............................................. 15,291 163
Invivyd, Inc.(a) ........................................................ 27,058 15
Ionis Pharmaceuticals, Inc.(a) .............................................. 18,737 970
Iovance Biotherapeutics, Inc.(a) ............................................ 44,843 183
iRadimed Corp. ........................................................ 960 87
IRhythm Holdings, Inc.(a) ................................................ 3,750 439
Ironwood Pharmaceuticals, Inc., Class A(a) .................................... 18,297 77
Jade Biosciences, Inc.(a) .................................................. 5,786 114
Janux Therapeutics, Inc.(a) ................................................ 6,613 100
Jazz Pharmaceuticals PLC(a) .............................................. 6,930 1,752
Journey Medical Corp.(a) ................................................. 1,559 10
Kailera Therapeutics, Inc.(a) ............................................... 10,306 175
Kalaris Therapeutics, Inc.(a)(b) ............................................. 911 3
Karyopharm Therapeutics, Inc.(a) ........................................... 2,258 4
Keros Therapeutics, Inc.(a) ................................................ 2,106 21
Kewaunee Scientific Corp.(a) .............................................. 248 9
Kiniksa Pharmaceuticals International PLC, Class A(a) ............................ 5,116 380
Kodiak Sciences, Inc.(a) .................................................. 6,689 278
Korro Bio, Inc.(a) ....................................................... 1,108 12
KORU Medical Systems, Inc.(a) ............................................ 4,977 20
Krystal Biotech, Inc.(a) ................................................... 2,974 1,015
Kura Oncology, Inc.(a) ................................................... 9,933 90
Kymera Therapeutics, Inc.(a) .............................................. 8,223 850
Kyverna Therapeutics, Inc.(a) .............................................. 4,360 32

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Lantheus Holdings, Inc.(a) ................................................ 7,264 $ 724
Larimar Therapeutics, Inc.(a) .............................................. 5,850 22
LB Pharmaceuticals, Inc.(a)(b) ............................................. 2,400 96
LeMaitre Vascular, Inc. ................................................... 2,459 249
LENZ Therapeutics, Inc.(a) ................................................ 3,163 17
Lexeo Therapeutics, Inc.(a) ................................................ 7,128 29
Lexicon Pharmaceuticals, Inc.(a)(b) .......................................... 24,223 56
Lifecore Biomedical, Inc.(a) ............................................... 3,951 17
LifeMD, Inc.(a) ........................................................ 4,582 16
LifeStance Health Group, Inc.(a) ............................................ 27,081 284
Ligand Pharmaceuticals, Inc.(a) ............................................. 2,262 650
Lineage Cell Therapeutics, Inc.(a)(b) ......................................... 21,668 23
Liquidia Corp.(a)(b) ..................................................... 8,437 710
Lucid Diagnostics, Inc.(a) ................................................. 17,747 15
Lumexa Imaging Holdings, Inc.(a) .......................................... 2,955 31
Lyell Immunopharma, Inc.(a)(b) ............................................ 898 12
MacroGenics, Inc.(a) .................................................... 7,071 26
Madrigal Pharmaceuticals, Inc.(a) ........................................... 2,508 1,172
MannKind Corp.(a) ..................................................... 34,052 133
MapLight Therapeutics, Inc.(a)(b) ........................................... 1,677 22
Maravai LifeSciences Holdings, Inc., Class A(a) ................................. 12,147 80
MaxCyte, Inc.(a) ....................................................... 11,457 12
Maze Therapeutics, Inc.(a) ................................................ 3,975 107
MBX Biosciences, Inc.(a) ................................................. 3,404 224
Medpace Holdings, Inc.(a) ................................................ 2,660 1,535
MeiraGTx Holdings PLC(a) ............................................... 8,103 96
Merit Medical Systems, Inc.(a) ............................................. 6,716 571
Merrimack Pharmaceuticals, Inc.(a)(c) ........................................ 1,827 —(d)
Mesa Laboratories, Inc. .................................................. 618 62
Microbot Medical, Inc.(a)(b) ............................................... 7,054 12
MiMedx Group, Inc.(a) ................................................... 16,887 70
Mineralys Therapeutics, Inc.(a) ............................................. 7,492 191
Minerva Neurosciences, Inc.(a)(b) ........................................... 4,206 17
Mirum Pharmaceuticals, Inc.(a) ............................................. 5,734 608
Molina Healthcare, Inc.(a) ................................................ 5,937 1,161
Monopar Therapeutics, Inc.(a) .............................................. 479 52
Monte Rosa Therapeutics, Inc.(a) ........................................... 8,868 147
MoonLake Immunotherapeutics, Class A(a) .................................... 7,308 135
Myriad Genetics, Inc.(a) .................................................. 10,224 29
National HealthCare Corp. ................................................ 1,340 303
Nautilus Biotechnology, Inc., Class A(a) ...................................... 6,301 6
Nektar Therapeutics(a) ................................................... 3,767 266
Neogen Corp.(a) ....................................................... 24,950 300
NeoGenomics, Inc.(a) .................................................... 14,794 226
Neumora Therapeutics, Inc.(a)(b) ........................................... 8,894 14
Neurocrine Biosciences, Inc.(a) ............................................. 11,421 1,905
Neurogene, Inc.(a) ...................................................... 1,449 48
NeuroPace, Inc.(a) ...................................................... 3,016 39
Niagen Bioscience, Inc.(a) ................................................ 6,085 21
Nkarta, Inc.(a) ......................................................... 6,270 13
Novavax, Inc.(a)(b) ..................................................... 18,049 132
Novocure Ltd.(a) ....................................................... 12,040 179
NRC Health ........................................................... 1,487 29
NRX Therapeutics, Inc.(a)(b) .............................................. 4,275 13
Nurix Therapeutics, Inc.(a) ................................................ 11,320 263
Nutex Health, Inc.(a)(b) .................................................. 539 79
Nuvation Bio, Inc.(a) .................................................... 28,570 181
Nuvectis Pharma, Inc.(a)(b) ............................................... 1,789 39
Ocugen, Inc.(a)(b) ...................................................... 38,475 47
Ocular Therapeutix, Inc.(a) ................................................ 23,098 189
Olema Pharmaceuticals, Inc.(a) ............................................. 8,163 93
Omada Health, Inc.(a) ................................................... 3,331 66
Omeros Corp.(a)(b) ..................................................... 8,051 95

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
OmniAb, Inc.(a) ........................................................ 13,649 $ 27
Omnicell, Inc.(a) ....................................................... 5,081 180
Oncolytics Biotech, Inc.(a)(b) .............................................. 13,506 10
OnKure Therapeutics, Inc., Class A(a)(b) ...................................... 3,036 12
OPKO Health, Inc.(a) .................................................... 43,623 58
Option Care Health, Inc.(a) ................................................ 17,856 411
Opus Genetics, Inc.(a) ................................................... 7,624 28
Oramed Pharmaceuticals, Inc. .............................................. 3,654 15
OraSure Technologies, Inc.(a) .............................................. 7,490 30
Organogenesis Holdings, Inc., Class A(a)(b) .................................... 7,792 18
Organon & Co. ........................................................ 30,218 409
ORIC Pharmaceuticals, Inc.(a) ............................................. 7,087 78
Orthofix Medical, Inc.(a) ................................................. 4,633 55
OrthoPediatrics Corp.(a) .................................................. 1,983 40
Oruka Therapeutics, Inc.(a)(b) .............................................. 5,865 566
Ovid Therapeutics, Inc.(a) ................................................. 19,348 43
Owlet, Inc., Class A(a) ................................................... 1,693 9
Pacific Biosciences of California, Inc.(a) ...................................... 33,057 46
Pacira BioSciences, Inc.(a) ................................................ 4,363 115
PACS Group, Inc.(a) ..................................................... 5,275 243
Palisade Bio, Inc.(a)(b) ................................................... 19,757 37
Palvella Therapeutics, Inc.(a) .............................................. 1,170 163
PDL BioPharma, Inc.(a)(c) ................................................ 17,605 5
Pediatrix Medical Group, Inc.(a) ............................................ 9,332 247
Penumbra, Inc.(a) ....................................................... 4,419 1,419
Perrigo Co. PLC ....................................................... 15,934 161
Personalis, Inc.(a) ...................................................... 7,165 91
Perspective Therapeutics, Inc.(a)(b) .......................................... 10,428 30
Phathom Pharmaceuticals, Inc.(a) ........................................... 6,573 58
Phibro Animal Health Corp., Class A ......................................... 2,414 88
Phreesia, Inc.(a) ........................................................ 5,660 61
Praxis Precision Medicines, Inc.(a) .......................................... 3,018 929
Precigen, Inc.(a) ........................................................ 18,246 114
Precision BioSciences, Inc.(a)(b) ............................................ 2,642 18
Prelude Therapeutics, Inc.(a) ............................................... 5,310 24
Prestige Consumer Healthcare, Inc.(a) ........................................ 5,398 271
Prime Medicine, Inc.(a)(b) ................................................ 10,979 32
Privia Health Group, Inc.(a) ............................................... 13,588 322
PROCEPT BioRobotics Corp.(a) ............................................ 6,326 118
Pro-Dex, Inc.(a) ........................................................ 233 14
Progyny, Inc.(a) ........................................................ 8,033 250
ProKidney Corp., Class A(a)(b) ............................................. 6,538 10
Protagonist Therapeutics, Inc.(a) ............................................ 7,053 964
Protalix BioTherapeutics, Inc.(a) ............................................ 8,951 21
Protara Therapeutics, Inc.(a) ............................................... 5,824 23
PTC Therapeutics, Inc.(a) ................................................. 9,264 630
Pulse Biosciences, Inc.(a) ................................................. 2,031 71
Puma Biotechnology, Inc.(a) ............................................... 4,501 36
Pyxis Oncology, Inc.(a) .................................................. 5,968 16
Q32 Bio, Inc.(a) ........................................................ 1,087 17
Quanterix Corp.(a) ...................................................... 4,433 15
Quantum-Si, Inc.(a) ..................................................... 19,630 14
QuidelOrtho Corp.(a)(b) .................................................. 7,800 131
RadNet, Inc.(a) ........................................................ 8,130 519
Rapport Therapeutics, Inc.(a) .............................................. 3,288 135
Recursion Pharmaceuticals, Inc., Class A(a)(b) .................................. 54,254 163
REGENXBIO, Inc.(a) ................................................... 5,418 53
Relay Therapeutics, Inc.(a) ................................................ 18,836 355
Relmada Therapeutics, Inc.(a) .............................................. 10,637 57
Repligen Corp.(a) ....................................................... 6,169 870
Replimune Group, Inc.(a) ................................................. 8,814 99
Revvity, Inc.(b) ........................................................ 12,837 1,444
Rezolute, Inc.(a) ....................................................... 9,295 44

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Rhythm Pharmaceuticals, Inc.(a) ............................................ 7,679 $ 762
Rigel Pharmaceuticals, Inc.(a) .............................................. 2,067 76
Rocket Pharmaceuticals, Inc.(a) ............................................. 11,968 37
RxSight, Inc.(a) ........................................................ 4,484 27
SAB Biotherapeutics, Inc.(a) ............................................... 6,592 24
Sagimet Biosciences, Inc., Class A(a) ......................................... 6,764 48
Sana Biotechnology, Inc.(a) ............................................... 20,085 63
Sanara Medtech, Inc.(a) .................................................. 565 19
SANUWAVE Health, Inc.(a) ............................................... 940 6
Sarepta Therapeutics, Inc.(a) ............................................... 11,703 174
Savara, Inc.(a) ......................................................... 12,329 67
Scholar Rock Holding Corp.(a) ............................................. 11,143 527
Schrodinger, Inc.(a) ..................................................... 7,323 111
SCYNEXIS, Inc.(a) ..................................................... 1,099 5
SELLAS Life Sciences Group, Inc.(a)(b) ...................................... 21,400 214
Senseonics Holdings, Inc.(a) ............................................... 5,299 27
Septerna, Inc.(a) ........................................................ 3,157 109
Shattuck Labs, Inc.(a) .................................................... 7,587 54
Shoulder Innovations, Inc.(a) .............................................. 1,292 29
SI-BONE, Inc.(a) ....................................................... 4,865 86
SIGA Technologies, Inc. .................................................. 4,750 16
Sight Sciences, Inc.(a) ................................................... 4,161 22
Simulations Plus, Inc.(a) .................................................. 1,930 35
Sionna Therapeutics, Inc.(a) ............................................... 3,046 144
Solana Co.(a) .......................................................... 4,871 8
Solid Biosciences, Inc.(a)(b) ............................................... 9,035 73
Solventum Corp.(a) ..................................................... 17,009 1,453
Sonida Senior Living, Inc.(a) .............................................. 5,342 216
Sotera Health Co.(a) ..................................................... 32,109 573
Spero Therapeutics, Inc.(a) ................................................ 4,961 6
Spruce Biosciences, Inc.(a) ................................................ 264 11
SpyGlass Pharma, Inc.(a)(b) ............................................... 1,609 36
Spyre Therapeutics, Inc.(a) ................................................ 8,931 878
STAAR Surgical Co.(a) .................................................. 3,459 84
Standard BioTools, Inc.(a) ................................................ 43,405 38
Stereotaxis, Inc.(a)(b) .................................................... 9,499 12
Stoke Therapeutics, Inc.(a) ................................................ 5,688 164
Strata Critical Medical, Inc.(a) ............................................. 7,589 38
Streamex Corp.(a)(b) .................................................... 7,788 6
Strive, Inc., Class B(a)(b) ................................................. 7,863 87
Supernus Pharmaceuticals, Inc.(a) ........................................... 6,298 281
Surgery Partners, Inc.(a)(b) ................................................ 9,024 139
Surrozen, Inc.(a) ....................................................... 644 14
Sutro Biopharma, Inc.(a) .................................................. 1,648 40
Syndax Pharmaceuticals, Inc.(a) ............................................ 9,299 177
Tactile Systems Technology, Inc.(a) .......................................... 2,514 71
Talkspace, Inc.(a) ....................................................... 17,330 90
Tandem Diabetes Care, Inc.(a) .............................................. 7,324 143
Tango Therapeutics, Inc.(a) ................................................ 13,790 375
Tarsus Pharmaceuticals, Inc.(a) ............................................. 4,667 276
Taysha Gene Therapies, Inc.(a) ............................................. 27,523 161
Tectonic Therapeutic, Inc.(a) ............................................... 1,090 31
Teladoc Health, Inc.(a) ................................................... 20,341 137
Teleflex, Inc. .......................................................... 5,083 695
Tempus AI, Inc., Class A(a)(b) ............................................. 12,213 536
Tenax Therapeutics, Inc.(a) ................................................ 2,622 36
Tenaya Therapeutics, Inc.(a) ............................................... 24,395 18
TG Therapeutics, Inc.(a) .................................................. 16,421 854
The Cooper Cos., Inc.(a) .................................................. 22,343 1,616
The Ensign Group, Inc. ................................................... 6,515 1,161
The Joint Corp.(a) ...................................................... 1,384 12
The Oncology Institute, Inc.(a) ............................................. 6,666 32
The Pennant Group, Inc.(a) ................................................ 3,819 154

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Theravance Biopharma, Inc.(a) ............................................. 5,579 $ 94
Third Harmonic Bio, Inc.(a)(c) ............................................. 2,389 —(d)
Tonix Pharmaceuticals Holding Corp.(a)(b) .................................... 1,838 18
TransMedics Group, Inc.(a) ................................................ 3,859 295
Travere Therapeutics, Inc.(a) ............................................... 10,446 584
Treace Medical Concepts, Inc.(a)(b) ......................................... 5,569 24
Trevi Therapeutics, Inc.(a) ................................................ 10,705 195
TuHURA Biosciences, Inc.(a)(b) ............................................ 5,613 12
Turn Therapeutics, Inc.(a) ................................................. 1,244 10
Twist Bioscience Corp.(a) ................................................. 6,889 631
Tyra Biosciences, Inc.(a) .................................................. 5,107 163
U.S. Physical Therapy, Inc. ................................................ 1,716 136
UFP Technologies, Inc.(a) ................................................. 860 219
Ultragenyx Pharmaceutical, Inc.(a) .......................................... 10,366 258
Unicycive Therapeutics, Inc.(a)(b) ........................................... 2,789 14
Universal Health Services, Inc., Class B ....................................... 5,829 982
Upstream Bio, Inc.(a) .................................................... 4,193 26
Utah Medical Products, Inc. ............................................... 342 24
Vanda Pharmaceuticals, Inc.(a) ............................................. 6,568 34
Varex Imaging Corp.(a) .................................................. 4,786 54
Vaxcyte, Inc.(a) ........................................................ 16,322 883
Vera Therapeutics, Inc., Class A(a) .......................................... 6,756 217
Veracyte, Inc.(a) ........................................................ 8,985 416
VeraDermics, Inc.(a)(b) .................................................. 3,448 362
Verastem, Inc.(a) ....................................................... 9,462 55
Vericel Corp.(a) ........................................................ 5,833 268
Viking Therapeutics, Inc.(a) ............................................... 13,048 414
Vir Biotechnology, Inc.(a) ................................................. 15,403 133
Viridian Therapeutics, Inc.(a) .............................................. 11,849 224
Vivani Medical, Inc.(a) ................................................... 4,637 6
Vor BioPharma, Inc.(a) ................................................... 3,335 71
Voyager Therapeutics, Inc.(a) .............................................. 5,823 18
vTv Therapeutics, Inc., Class A(a) ........................................... 236 8
WaVe Life Sciences Ltd.(a) ................................................ 18,248 101
Waystar Holding Corp.(a)(b) ............................................... 16,082 340
Whitehawk Therapeutics, Inc.(a) ............................................ 3,459 13
X4 Pharmaceuticals, Inc.(a) ............................................... 8,775 35
Xencor, Inc.(a) ......................................................... 8,078 163
Xeris Biopharma Holdings, Inc.(a) .......................................... 19,172 155
Z Squared, Inc.(a)(b) .................................................... 5,648 27
Zenas Biopharma, Inc.(a)(b) ............................................... 3,676 116
Zentalis Pharmaceuticals, Inc.(a) ............................................ 5,303 25
Zevra Therapeutics, Inc.(a) ................................................ 6,746 64
Zymeworks, Inc.(a) ..................................................... 8,144 179
117,177
Industrials (18.0%):
3D Systems Corp.(a) .................................................... 18,093 48
A.O. Smith Corp. ....................................................... 12,762 767
AAON, Inc. ........................................................... 7,865 700
AAR Corp.(a) ......................................................... 4,502 630
ABM Industries, Inc. .................................................... 6,659 319
ACCO Brands Corp. .................................................... 10,352 44
Acuity, Inc. ........................................................... 3,489 1,146
ACV Auctions, Inc., Class A(a) ............................................. 18,918 142
Advanced Drainage Systems, Inc. ........................................... 8,233 1,140
AECOM ............................................................. 14,770 1,069
AeroVironment, Inc.(a) ................................................... 4,334 647
AerSale Corp.(a) ....................................................... 4,453 28
Aevex Corp., Class A(a)(b) ................................................ 2,134 35
AGCO Corp. .......................................................... 6,987 714
AIRO Group Holdings, Inc.(a)(b) ........................................... 2,207 15
Alamo Group, Inc. ...................................................... 1,349 215
Alaska Air Group, Inc.(a) ................................................. 12,776 606

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Albany International Corp., Class A .......................................... 3,258 $ 243
Alight, Inc., Class A ..................................................... 2,626 45
Allegiant Travel Co.(a) ................................................... 2,656 261
Allegion PLC ......................................................... 9,905 1,559
Alliance Laundry Holdings, Inc.(a) .......................................... 4,942 130
Allient, Inc. ........................................................... 1,734 152
Allison Transmission Holdings, Inc. ......................................... 9,511 1,089
Alta Equipment Group, Inc.(a) ............................................. 2,247 15
Amentum Holdings, Inc.(a) ................................................ 22,787 506
Ameresco, Inc., Class A(a) ................................................ 3,699 78
American Airlines Group, Inc.(a) ............................................ 75,238 1,149
American Infrastructure Corp.(a)(b)(c) ........................................ 242 —(d)
American Superconductor Corp.(a) .......................................... 5,313 156
Amprius Technologies, Inc.(a) .............................................. 14,569 140
Andersen Group, Inc., Class A(a)(b) ......................................... 1,545 73
API Group Corp.(a) ..................................................... 44,163 1,752
Apogee Enterprises, Inc. .................................................. 2,395 95
Applied Industrial Technologies, Inc. ......................................... 4,236 1,462
ArcBest Corp. ......................................................... 2,523 364
Archer Aviation, Inc., Class A(a)(b) .......................................... 73,512 341
Arcosa, Inc. ........................................................... 5,564 808
Argan, Inc. ........................................................... 1,552 885
Armstrong World Industries, Inc. ............................................ 4,858 848
Array Technologies, Inc.(a)(b) .............................................. 17,452 91
Arxis, Inc., Class A(a) ................................................... 7,694 418
Astec Industries, Inc. .................................................... 2,619 133
Astronics Corp.(a) ...................................................... 3,880 270
Asure Software, Inc.(a) ................................................... 2,682 22
Atkore, Inc. ........................................................... 3,827 279
Atmus Filtration Technologies, Inc. .......................................... 9,361 483
Avis Budget Group, Inc.(a)(b) .............................................. 4,020 553
AZZ, Inc. ............................................................ 3,406 493
Babcock & Wilcox Enterprises, Inc.(a) ........................................ 16,548 154
Barrett Business Services, Inc. ............................................. 2,732 107
Beta Technologies, Inc., Class A(a) .......................................... 13,089 248
BlackSky Technology, Inc., Class A(a)(b) ...................................... 3,566 82
Blink Charging Co.(a)(b) ................................................. 16,202 8
Blue Bird Corp.(a) ...................................................... 3,606 268
BlueLinx Holdings, Inc.(a) ................................................ 863 47
Boise Cascade Co. ...................................................... 3,959 302
Booz Allen Hamilton Holding Corp., Class A ................................... 13,671 953
Bowman Consulting Group Ltd.(a) .......................................... 1,646 44
Brady Corp., Class A .................................................... 4,900 462
Bridger Aerospace Group Holdings, Inc.(a) .................................... 4,392 9
BrightView Holdings, Inc.(a) .............................................. 7,887 103
Builders FirstSource, Inc.(a) ............................................... 12,027 799
BWX Technologies, Inc. .................................................. 10,509 1,773
Byrna Technologies, Inc.(a)(b) ............................................. 2,052 9
CACI International, Inc., Class A(a) ......................................... 2,528 1,258
Cadre Holdings, Inc. ..................................................... 3,546 109
Cardinal Infrastructure Group, Inc., Class A(a)(b) ................................ 1,574 97
Carlisle Cos., Inc. ....................................................... 4,615 1,661
Casella Waste Systems, Inc., Class A(a) ....................................... 7,194 645
CBIZ, Inc.(a) .......................................................... 5,538 305
CEA Industries, Inc.(a) ................................................... 4,363 12
CECO Environmental Corp.(a) ............................................. 5,462 360
Centuri Holdings, Inc.(a) ................................................. 9,963 277
ChargePoint Holdings, Inc.(a)(b) ............................................ 2,774 15
CitroTech, Inc.(a) ....................................................... 1,282 7
Civeo Corp.(a) ......................................................... 1,173 37
Clean Harbors, Inc.(a) ................................................... 5,801 1,815
Cleancore Solutions, Inc., Class B(a) ......................................... 24,217 9
Columbus McKinnon Corp. ............................................... 3,241 62

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Commercial Vehicle Group, Inc.(a) .......................................... 3,301 $ 15
Concentrix Corp.(b) ..................................................... 5,473 135
Concrete Pumping Holdings, Inc.(a) ......................................... 2,344 23
Conduent, Inc.(a) ....................................................... 16,073 25
Construction Partners, Inc., Class A(a) ........................................ 5,443 563
Core & Main, Inc., Class A(a) .............................................. 21,531 947
CoreCivic, Inc.(a) ...................................................... 11,031 330
Covenant Logistics Group, Inc., Class A ....................................... 1,744 62
CRA International, Inc. ................................................... 719 129
Crane Co. ............................................................ 6,606 1,410
CSW Industrials, Inc. .................................................... 1,860 593
Custom Truck One Source, Inc.(a) ........................................... 6,937 70
Deluxe Corp. .......................................................... 5,125 133
Distribution Solutions Group, Inc.(a) ......................................... 1,002 35
DNOW, Inc.(a) ........................................................ 20,739 293
Donaldson Co., Inc. ..................................................... 13,324 1,256
Douglas Dynamics, Inc. .................................................. 2,620 116
Ducommun, Inc.(a) ..................................................... 1,626 291
DXP Enterprises, Inc.(a) .................................................. 1,478 232
Dycom Industries, Inc.(a) ................................................. 3,428 1,375
Energous Corp.(a) ...................................................... 572 8
Energy Recovery, Inc.(a) ................................................. 5,798 50
Energy Vault Holdings, Inc.(a)(b) ........................................... 16,707 48
Enerpac Tool Group Corp., Class A .......................................... 5,863 210
EnerSys .............................................................. 4,161 774
Ennis, Inc. ............................................................ 2,806 61
Enovix Corp.(a)(b) ...................................................... 21,853 89
Enpro, Inc. ........................................................... 2,426 762
Enviri Corp.(a) ......................................................... 3,224 72
Eos Energy Enterprises, Inc.(a)(b) ........................................... 38,531 130
EquipmentShare.com, Inc., Class A(a)(b) ...................................... 11,321 212
Esab Corp. ............................................................ 6,583 570
ESCO Technologies, Inc. ................................................. 2,979 939
Espey Mfg. & Electronics Corp. ............................................ 264 16
Eve Holding, Inc.(a) ..................................................... 10,839 25
Everus Construction Group, Inc.(a) .......................................... 5,878 737
EVI Industries, Inc. ..................................................... 719 10
ExlService Holdings, Inc.(a) ............................................... 17,072 579
Exponent, Inc. ......................................................... 5,547 371
Falcon's Beyond Global, Inc.(a)(b) .......................................... 2,930 29
Federal Signal Corp. ..................................................... 6,877 859
Firefly Aerospace, Inc.(a) ................................................. 11,628 236
First Advantage Corp.(a) .................................................. 9,153 182
Flowserve Corp. ........................................................ 14,684 1,116
Fluence Energy, Inc., Class A(a) ............................................ 11,589 161
Fluor Corp.(a) ......................................................... 15,880 797
Forgent Power Solutions, Inc., Class A(a) ...................................... 12,087 402
Forrester Research, Inc.(a) ................................................ 1,337 15
Fortune Brands Innovations, Inc. ............................................ 13,494 665
Forward Air Corp.(a) .................................................... 2,842 40
Franklin Covey Co.(a) ................................................... 1,057 23
Franklin Electric Co., Inc. ................................................. 4,736 496
FreightCar America, Inc.(a)(b) ............................................. 1,453 12
Frontier Group Holdings, Inc.(a)(b) .......................................... 10,192 69
FTAI Infrastructure, Inc.(b) ................................................ 12,560 47
FTI Consulting, Inc.(a) ................................................... 3,410 543
FuelCell Energy, Inc.(a) .................................................. 7,788 168
Gates Industrial Corp Ltd.(a) ............................................... 28,794 806
GATX Corp. .......................................................... 4,056 725
Genco Shipping & Trading Ltd. ............................................. 3,707 95
Gencor Industries, Inc.(a) ................................................. 1,004 14
Generac Holdings, Inc.(a) ................................................. 6,687 1,318
Genpact Ltd. .......................................................... 17,817 627

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Gibraltar Industries, Inc.(a) ................................................ 3,380 $ 143
Global Industrial Co. .................................................... 1,490 53
Graco, Inc. ........................................................... 18,982 1,507
GrafTech International Ltd.(a) .............................................. 1,890 13
Graham Corp.(a) ....................................................... 1,269 122
Granite Construction, Inc. ................................................. 5,018 607
Griffon Corp. .......................................................... 4,384 378
GXO Logistics, Inc.(a) ................................................... 13,013 653
Hayward Holdings, Inc.(a) ................................................ 24,404 369
Healthcare Services Group, Inc.(a) ........................................... 7,833 183
Heartland Express, Inc. ................................................... 5,406 66
Helios Technologies, Inc. ................................................. 3,803 296
Herc Holdings, Inc. ..................................................... 3,778 567
Hertz Global Holdings, Inc.(a)(b) ........................................... 35,274 56
Hexcel Corp. .......................................................... 8,640 889
Hillman Solutions Corp.(a) ................................................ 22,287 175
HireQuest, Inc. ........................................................ 630 8
HNI Corp. ............................................................ 8,190 369
Hub Group, Inc., Class A ................................................. 6,817 317
Hudson Technologies, Inc.(a) .............................................. 4,198 25
Huntington Ingalls Industries, Inc. ........................................... 4,513 1,473
Hurco Cos., Inc.(a) ...................................................... 666 14
Huron Consulting Group, Inc.(a) ............................................ 1,829 278
Hyliion Holdings Corp.(a)(b) .............................................. 13,994 50
Hyster-Yale, Inc. ....................................................... 1,110 37
IBEX Holdings Ltd.(a) ................................................... 1,234 44
ICF International, Inc. ................................................... 2,055 166
IDEX Corp. ........................................................... 8,538 1,968
IES Holdings, Inc.(a) .................................................... 2,256 1,680
Innodata, Inc.(a) ........................................................ 3,584 225
INNOVATE Corp.(a) .................................................... 585 5
Innovative Solutions and Support, Inc.(a) ...................................... 1,887 35
Insperity, Inc. .......................................................... 4,137 209
Insteel Industries, Inc. .................................................... 2,134 65
Interface, Inc., Class A ................................................... 6,529 224
Intuitive Machines, Inc., Class A(a) .......................................... 14,818 183
ITT, Inc. ............................................................. 10,274 2,013
Janus International Group, Inc.(a) ........................................... 15,015 77
JBT Marel Corp. ....................................................... 5,945 823
JELD-WEN Holding, Inc.(a) ............................................... 9,553 14
JetBlue Airways Corp.(a) ................................................. 35,573 215
Joby Aviation, Inc.(a)(b) .................................................. 72,759 520
Kadant, Inc. ........................................................... 1,349 415
Karat Packaging, Inc. .................................................... 986 40
Karman Holdings, Inc.(a)(b) ............................................... 10,683 514
KBR, Inc. ............................................................ 14,433 528
Kelly Services, Inc., Class A ............................................... 3,461 51
Kennametal, Inc. ....................................................... 8,737 297
Kforce, Inc. ........................................................... 1,906 108
Kirby Corp.(a) ......................................................... 6,137 805
Knight-Swift Transportation Holdings, Inc., Class A .............................. 18,227 1,267
Korn Ferry ........................................................... 5,919 487
Kratos Defense & Security Solutions, Inc.(a) ................................... 21,355 995
KULR Technology Group, Inc.(a)(b) ......................................... 4,959 13
L.B. Foster Co., Class A(a) ................................................ 1,102 45
Landstar System, Inc. .................................................... 3,893 680
Legalzoom.com, Inc.(a) .................................................. 13,085 103
Legence Corp., Class A(a) ................................................ 6,172 395
Leonardo DRS, Inc. ..................................................... 8,733 402
Limbach Holdings, Inc.(a) ................................................ 1,280 92
Lincoln Electric Holdings, Inc. ............................................. 6,231 1,628
Lindsay Corp. ......................................................... 1,188 132
Liquidity Services, Inc.(a) ................................................. 2,455 96

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Loar Holdings, Inc.(a)(b) ................................................. 8,732 $ 598
LSI Industries, Inc. ...................................................... 4,094 96
Lyft, Inc., Class A(a) .................................................... 41,851 664
Madison Air Solutions Corp., Class A(a) ...................................... 13,269 386
ManpowerGroup, Inc. ................................................... 5,282 277
Marten Transport Ltd. .................................................... 6,661 99
Masco Corp. .......................................................... 23,249 1,662
Masterbrand, Inc.(a) ..................................................... 22,555 186
Matrix Service Co.(a) .................................................... 3,054 35
Matson, Inc. .......................................................... 3,412 691
Maximus, Inc. ......................................................... 5,959 359
Mayville Engineering Co., Inc.(a) ........................................... 1,674 43
McGrath RentCorp ...................................................... 2,797 322
Mercury Systems, Inc.(a) ................................................. 6,833 663
Microvast Holdings, Inc.(a)(b) ............................................. 24,028 19
Miller Industries, Inc. .................................................... 1,249 63
MillerKnoll, Inc. ....................................................... 7,754 175
Mistras Group, Inc.(a) ................................................... 2,043 31
Modine Manufacturing Co.(a) .............................................. 5,970 1,200
Momentus, Inc.(a) ...................................................... 1,195 5
Moog, Inc., Class A ..................................................... 951 371
MSA Safety, Inc. ....................................................... 4,178 795
MSC Industrial Direct Co., Inc., Class A ...................................... 5,269 650
Mueller Industries, Inc. ................................................... 25,040 1,663
Mueller Water Products, Inc., Class A ........................................ 17,926 452
MYR Group, Inc.(a) ..................................................... 1,764 588
NANO Nuclear Energy, Inc.(a)(b) ........................................... 4,895 78
National Presto Industries, Inc. ............................................. 607 74
Net Power, Inc.(a) ...................................................... 4,778 7
NN, Inc.(a) ........................................................... 5,335 18
Nordson Corp. ......................................................... 6,073 1,808
NPK International, Inc.(a) ................................................. 9,241 115
NuScale Power Corp.(a) .................................................. 38,690 326
NWPX Infrastructure, Inc.(a) .............................................. 1,077 133
Omega Flex, Inc. ....................................................... 406 12
Onterris, Inc.(a) ........................................................ 3,812 80
OPENLANE, Inc.(a) .................................................... 12,102 481
Orion Group Holdings, Inc.(a) .............................................. 4,413 43
Oshkosh Corp. ......................................................... 7,147 1,018
Owens Corning ........................................................ 9,179 1,275
Palladyne AI Corp.(a)(b) .................................................. 3,980 21
PAMT Corp.(a) ........................................................ 551 9
Pangaea Logistics Solutions Ltd. ............................................ 3,684 28
Park Aerospace Corp. .................................................... 2,092 71
Park-Ohio Holdings Corp. ................................................ 1,109 44
Parsons Corp.(a) ....................................................... 12,166 538
Paycom Software, Inc. ................................................... 4,729 775
Paylocity Holding Corp.(a) ................................................ 4,934 680
Pentair PLC ........................................................... 18,529 1,213
Perma-Fix Environmental Services, Inc.(a) ..................................... 1,983 33
Perma-Pipe International Holdings, Inc.(a) ..................................... 889 21
Pitney Bowes, Inc. ...................................................... 15,568 273
Planet Labs PBC(a)(b) ................................................... 31,585 647
Plug Power, Inc.(a)(b) .................................................... 154,021 317
Powell Industries, Inc.(b) ................................................. 3,299 688
Power Solutions International, Inc.(a) ........................................ 977 27
Preformed Line Products Co. .............................................. 308 110
Primoris Services Corp. .................................................. 6,206 524
Proficient Auto Logistics, Inc.(a) ............................................ 2,785 19
Proto Labs, Inc.(a) ...................................................... 2,709 203
Public Policy Holding Co., Inc. ............................................. 2,286 25
Quad/Graphics, Inc. ..................................................... 3,378 35
Quanex Building Products Corp. ............................................ 4,906 88

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
QXO, Inc.(a) .......................................................... 141,314 $ 1,879
Radiant Logistics, Inc.(a) ................................................. 4,104 34
RCM Technologies, Inc.(a) ................................................ 506 14
Red Cat Holdings, Inc.(a)(b) ............................................... 15,429 116
Redwire Corp.(a) ....................................................... 21,653 187
Regal Rexnord Corp. .................................................... 7,660 1,572
Republic Airways Holdings, Inc.(a) .......................................... 1,619 33
Resideo Technologies, Inc.(a) .............................................. 15,402 528
Resolute Holdings Management, Inc.(a)(b) ..................................... 468 58
Resources Connection, Inc. ................................................ 3,653 16
Richtech Robotics, Inc., Class B(a)(b) ........................................ 21,005 30
Robert Half, Inc. ....................................................... 11,379 430
Rush Enterprises, Inc., Class A ............................................. 7,923 632
RXO, Inc.(a) .......................................................... 18,919 383
Ryder System, Inc. ...................................................... 4,312 1,106
Safe Bulkers, Inc. ....................................................... 6,166 48
Safe Pro Group, Inc.(a) ................................................... 1,472 6
Saia, Inc.(a) ........................................................... 3,074 1,069
Satellogic, Inc., Class A(a) ................................................ 12,306 44
Schneider National, Inc., Class B ............................................ 6,055 216
Science Applications International Corp. ...................................... 4,847 568
Sensata Technologies Holding PLC .......................................... 16,607 769
SES AI Corp.(a)(b) ...................................................... 27,257 15
Shoals Technologies Group, Inc., Class A(a) .................................... 19,160 167
Sidus Space, Inc., Class A(a)(b) ............................................. 11,558 20
SIFCO Industries, Inc.(a) ................................................. 556 14
Simpson Manufacturing Co., Inc. ........................................... 4,737 889
SiteOne Landscape Supply, Inc.(a) ........................................... 5,030 475
Sky Harbour Group Corp., Class A(a) ........................................ 2,526 27
SkyWest, Inc.(a) ........................................................ 4,506 482
SKYX Platforms Corp.(a) ................................................. 11,052 12
Spire Global, Inc., Class A(a) .............................................. 3,653 42
SPX Technologies, Inc.(a) ................................................. 5,602 1,230
StandardAero, Inc.(a) .................................................... 28,543 837
Standex International Corp. ................................................ 1,375 408
Stanley Black & Decker, Inc. .............................................. 17,923 1,695
Starfighters Space, Inc.(a)(b) ............................................... 3,804 14
Stratasys Ltd.(a) ........................................................ 7,195 56
Sunrun, Inc.(a) ......................................................... 26,584 261
Surf Air Mobility, Inc.(a)(b) ............................................... 9,285 7
Swarmer, Inc.(a) ....................................................... 646 24
Symbotic, Inc., Class A(a) ................................................. 8,278 356
T1 Energy, Inc.(a) ...................................................... 26,236 109
TaskUS, Inc., Class A(b) .................................................. 2,037 12
Taylor Devices, Inc.(a) ................................................... 363 19
Tecogen, Inc.(a) ........................................................ 2,095 7
Tennant Co. ........................................................... 1,924 162
Terex Corp. ........................................................... 12,971 815
Terrestrial Energy, Inc.(a) ................................................. 7,569 37
Tetra Tech, Inc. ........................................................ 29,856 990
The Brink's Co. ........................................................ 4,700 557
The Eastern Co. ........................................................ 642 15
The GEO Group, Inc.(a) .................................................. 14,695 454
The Gorman-Rupp Co. ................................................... 2,401 195
The Greenbrier Cos., Inc. ................................................. 3,446 170
The Manitowoc Co., Inc.(a) ............................................... 3,763 52
The Middleby Corp.(a) ................................................... 5,145 687
The Timken Co. ........................................................ 7,316 1,006
The Toro Co. .......................................................... 10,972 1,008
Titan International, Inc.(a) ................................................. 5,929 43
Titan Machinery, Inc.(a) .................................................. 2,397 41
Transcat, Inc.(a) ........................................................ 1,055 90
Trex Co., Inc.(a) ........................................................ 11,913 517

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
TriNet Group, Inc. ...................................................... 5,228 $ 344
Trinity Industries, Inc. ................................................... 9,053 283
TrueBlue, Inc.(a) ....................................................... 3,267 23
TTEC Holdings, Inc.(a)(b) ................................................ 2,283 6
Tutor Perini Corp. ...................................................... 5,183 434
Twin Disc, Inc. ........................................................ 1,467 33
UFP Industries, Inc. ..................................................... 6,406 556
U-Haul Holding Co. ..................................................... 12,586 788
UL Solutions, Inc., Class A ................................................ 8,874 813
Ultralife Corp.(a) ....................................................... 1,109 6
UniFirst Corp. ......................................................... 1,660 486
Universal Logistics Holdings, Inc. ........................................... 807 11
Upwork, Inc.(a) ........................................................ 13,618 125
V2X, Inc.(a) .......................................................... 3,539 319
Valmont Industries, Inc. .................................................. 2,214 1,066
Velo3D, Inc.(a)(b) ...................................................... 1,583 16
Verra Mobility Corp., Class A(a) ............................................ 17,393 92
Vestis Corp.(a) ......................................................... 14,997 217
Vicor Corp.(a) ......................................................... 2,849 591
Virgin Galactic Holdings, Inc.(a)(b) .......................................... 11,567 29
Visionwave Holdings, Inc.(a) .............................................. 1,880 3
Voyager Technologies, Inc., Class A(a)(b) ..................................... 5,883 144
VSE Corp. ............................................................ 3,068 596
Wabash National Corp. ................................................... 4,446 56
Watts Water Technologies, Inc., Class A ....................................... 3,138 1,085
Werner Enterprises, Inc. .................................................. 6,810 255
WESCO International, Inc. ................................................ 5,514 1,894
Wheels Up Experience, Inc.(a)(b) ........................................... 2,585 15
Willdan Group, Inc.(a) ................................................... 1,686 116
Willis Lease Finance Corp. ................................................ 1,161 83
WillScot Holdings Corp. .................................................. 20,420 496
Worthington Enterprises, Inc. .............................................. 3,541 199
X-Energy, Inc., Class A(a)(b) .............................................. 19,281 314
Xometry, Inc., Class A(a) ................................................. 5,489 471
York Space Systems, Inc.(a)(b) ............................................. 12,050 177
Zurn Elkay Water Solutions Corp. ........................................... 17,054 861
145,251
Information Technology (12.4%):
8x8, Inc.(a) ........................................................... 15,697 30
908 Devices, Inc.(a) ..................................................... 3,263 26
A10 Networks, Inc. ..................................................... 8,116 240
ACI Worldwide, Inc.(a) .................................................. 11,535 661
ACM Research, Inc., Class A(a) ............................................ 6,685 525
Adeia, Inc. ............................................................ 11,891 317
ADTRAN Holdings, Inc.(a) ............................................... 8,594 73
Advanced Energy Industries, Inc. ........................................... 4,351 1,260
Aehr Test Systems(a) .................................................... 3,439 275
Aeluma, Inc.(a)(b) ...................................................... 1,569 25
Aeva Technologies, Inc.(a) ................................................ 4,860 85
Agilysys, Inc.(a) ....................................................... 2,972 313
AIB Data Centers, Inc.(a) ................................................. 2,456 5
Alarm.com Holdings, Inc.(a) ............................................... 5,384 295
Alkami Technology, Inc.(a)(b) .............................................. 7,175 130
Allegro MicroSystems, Inc.(a)(b) ........................................... 14,351 596
Alpha & Omega Semiconductor Ltd.(a) ....................................... 2,783 88
Ambarella, Inc.(a) ...................................................... 4,833 416
Ambiq Micro, Inc.(a) .................................................... 1,897 121
Amdocs Ltd. .......................................................... 12,119 675
American Bitcoin Corp., Class A(a) .......................................... 2,430 13
Amkor Technology, Inc. .................................................. 6,975 348
AmpliTech Group, Inc.(a) ................................................. 2,550 12
Amplitude, Inc., Class A(a) ................................................ 9,926 88
Amtech Systems, Inc.(a) .................................................. 1,376 21

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Appfolio, Inc., Class A(a) ................................................. 2,613 $ 471
Appian Corp., Class A(a) ................................................. 4,361 118
Applied Digital Corp.(a)(b) ................................................ 29,909 819
Applied Optoelectronics, Inc.(a) ............................................ 8,719 822
Arlo Technologies, Inc.(a) ................................................. 12,201 180
Arrow Electronics, Inc.(a) ................................................. 5,876 1,273
Arteris, Inc.(a) ......................................................... 4,106 123
Asana, Inc., Class A(a)(b) ................................................. 10,274 85
AstroNova, Inc.(a) ...................................................... 704 20
Atomera, Inc.(a) ........................................................ 4,209 22
Aurora Innovation, Inc., Class A(a)(b) ........................................ 141,221 911
AvePoint, Inc.(a) ....................................................... 16,573 216
Aviat Networks, Inc.(a) ................................................... 1,327 27
Avnet, Inc. ............................................................ 9,388 834
Axcelis Technologies, Inc.(a) .............................................. 3,503 457
AXT, Inc.(a) .......................................................... 7,225 437
Backblaze, Inc., Class A(a) ................................................ 6,569 90
Badger Meter, Inc. ...................................................... 3,351 450
Bel Fuse, Inc., Class B ................................................... 1,537 418
Belden, Inc. ........................................................... 4,429 549
Benchmark Electronics, Inc. ............................................... 4,019 321
Bentley Systems, Inc., Class B ............................................. 13,734 487
BigBear.ai Holdings, Inc.(a)(b) ............................................. 54,931 153
BILL Holdings, Inc.(a) ................................................... 10,090 455
Bit Digital, Inc.(a)(b) .................................................... 39,598 52
Bitdeer Technologies Group, Class A(a)(b) ..................................... 15,117 159
BitMine Immersion Technologies, Inc. ........................................ 64,327 1,112
BK Technologies Corp.(a) ................................................. 325 26
Blackbaud, Inc.(a) ...................................................... 4,080 175
BlackLine, Inc.(a)(b) .................................................... 5,425 170
Blend Labs, Inc., Class A(a) ............................................... 18,163 32
Box, Inc., Class A(a) .................................................... 15,398 486
Braze, Inc., Class A(a) ................................................... 9,850 245
C3.ai, Inc., Class A(a)(b) ................................................. 15,394 141
Calix, Inc.(a) .......................................................... 6,672 240
CCC Intelligent Solutions Holdings, Inc.(a) .................................... 63,715 388
Cellebrite DI Ltd.(a) ..................................................... 14,256 210
Cerence, Inc.(a) ........................................................ 4,693 40
CEVA, Inc.(a) ......................................................... 3,116 102
Cipher Digital, Inc.(a)(b) ................................................. 38,496 859
Cirrus Logic, Inc.(a) ..................................................... 5,799 750
Cleanspark, Inc.(a)(b) .................................................... 28,487 392
Clear Secure, Inc., Class A ................................................ 10,759 594
Clearfield, Inc.(a) ....................................................... 1,290 39
Climb Global Solutions, Inc. ............................................... 1,899 51
Coda Octopus Group, Inc.(a)(b) ............................................ 622 6
Cognex Corp. ......................................................... 19,170 1,251
Cohu, Inc.(a) .......................................................... 5,255 252
Commerce.com, Inc.(a) .................................................. 8,106 25
Commvault Systems, Inc.(a) ............................................... 4,696 553
Comtech Telecommunications Corp.(a) ....................................... 3,088 5
Consensus Cloud Solutions, Inc.(a) .......................................... 2,023 74
Core Scientific, Inc.(a) ................................................... 34,749 720
Corsair Gaming, Inc.(a) .................................................. 5,293 56
CPI Card Group, Inc.(a) .................................................. 644 14
CPS Technologies Corp.(a) ................................................ 1,801 7
Crane NXT Co. ........................................................ 5,740 298
Crexendo, Inc.(a) ....................................................... 2,119 15
CS Disco, Inc.(a) ....................................................... 2,867 11
CTS Corp. ............................................................ 3,244 208
Daily Journal Corp.(a) ................................................... 150 88
Daktronics, Inc.(a) ...................................................... 4,914 97
Datavault AI, Inc.(a)(b) ................................................... 61,229 21

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(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Diebold Nixdorf, Inc.(a) .................................................. 3,928 $ 289
Digi International, Inc.(a) ................................................. 4,240 296
Digimarc Corp.(a) ...................................................... 1,934 13
Digital Turbine, Inc.(a) ................................................... 12,347 100
DigitalOcean Holdings, Inc.(a) ............................................. 9,711 1,141
Diodes, Inc.(a) ......................................................... 5,191 427
Docusign, Inc., Class A(a) ................................................. 21,887 1,200
Dolby Laboratories, Inc., Class A ........................................... 6,886 405
Domo, Inc., Class B(a)(b) ................................................. 4,355 16
Dropbox, Inc., Class A(a) ................................................. 16,076 523
Duos Technologies Group, Inc.(a) ........................................... 3,198 28
D-Wave Quantum, Inc.(a)(b) ............................................... 41,280 746
DXC Technology Co.(a) .................................................. 18,153 204
Dynatrace, Inc.(a) ...................................................... 33,277 1,475
Eastman Kodak Co.(a) ................................................... 7,781 65
eGain Corp.(a) ......................................................... 2,045 14
Elastic NV(a) .......................................................... 10,431 686
Enphase Energy, Inc.(a) .................................................. 14,773 555
EPAM Systems, Inc.(a) ................................................... 5,833 616
ePlus, Inc. ............................................................ 2,964 274
Everforth, Inc.(a) ....................................................... 4,549 129
Everspin Technologies, Inc.(a) .............................................. 2,148 31
Evolv Technologies Holdings, Inc.(a) ......................................... 19,209 106
Extreme Networks, Inc.(a) ................................................ 14,659 442
Fastly, Inc., Class A(a) ................................................... 16,797 381
Fatpipe, Inc.(a) ........................................................ 1,025 6
Figma, Inc., Class A(a)(b) ................................................. 22,258 541
Five9, Inc.(a) .......................................................... 8,492 234
FormFactor, Inc.(a) ..................................................... 8,944 950
Forward Industries, Inc.(a)(b) .............................................. 6,619 27
Frequency Electronics, Inc.(a) .............................................. 1,003 58
Freshworks, Inc., Class A(a) ............................................... 23,377 265
Gartner, Inc.(a) ........................................................ 7,467 1,128
Gitlab, Inc., Class A(a) ................................................... 16,418 567
Globant SA(a)(b) ....................................................... 4,832 177
GoDaddy, Inc., Class A(a) ................................................. 15,103 1,250
GPGI, Inc., Class A(b) ................................................... 20,867 275
Grid Dynamics Holdings, Inc.(a) ............................................ 7,382 51
GSI Technology, Inc.(a) .................................................. 3,608 20
Guidewire Software, Inc.(a) ............................................... 9,536 1,449
Harmonic, Inc.(a) ....................................................... 12,297 142
HubSpot, Inc.(a) ....................................................... 5,678 1,348
Hut 8 Corp.(a) ......................................................... 11,787 1,269
I3 Verticals, Inc., Class A(a) ............................................... 2,137 45
Ichor Holdings Ltd.(a) ................................................... 3,930 296
Immersion Corp. ....................................................... 3,139 24
Impinj, Inc.(a) ......................................................... 3,415 517
indie Semiconductor, Inc., Class A(a)(b) ...................................... 24,195 78
Information Services Group, Inc. ............................................ 3,862 16
Ingram Micro Holding Corp. ............................................... 5,390 152
Innoviz Technologies Ltd.(a)(b) ............................................. 23,820 10
Inseego Corp.(a)(b) ..................................................... 1,797 13
Insight Enterprises, Inc.(a) ................................................ 3,447 444
Intapp, Inc.(a) ......................................................... 7,976 261
InterDigital, Inc. ....................................................... 2,927 892
inTEST Corp.(a) ....................................................... 1,256 16
IPG Photonics Corp.(a) ................................................... 2,940 250
Itron, Inc.(a) .......................................................... 5,038 502
Kaltura, Inc.(a) ........................................................ 8,964 12
Keel Infrastructure Corp.(a) ............................................... 69,316 275
Kimball Electronics, Inc.(a) ............................................... 2,728 67
Klaviyo, Inc., Class A(a) .................................................. 11,961 213
Knowles Corp.(a) ....................................................... 9,663 354

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Kopin Corp.(a) ......................................................... 19,695 $ 69
Kulicke & Soffa Industries, Inc. ............................................. 5,842 521
KVH Industries, Inc.(a) .................................................. 1,349 12
Kyndryl Holdings, Inc.(a) ................................................. 24,872 337
Lantronix, Inc.(a) ....................................................... 4,003 22
Life360, Inc.(a)(b) ...................................................... 9,037 488
LightPath Technologies, Inc., Class A(a)(b) .................................... 6,894 71
Lightwave Logic, Inc.(a)(b) ............................................... 17,602 114
Littelfuse, Inc. ......................................................... 2,882 1,274
LiveRamp Holdings, Inc.(a) ............................................... 6,633 251
Magnachip Semiconductor Corp.(a) .......................................... 3,082 10
Manhattan Associates, Inc.(a) .............................................. 6,743 1,290
MARA Holdings, Inc.(a)(b) ............................................... 43,053 487
MaxLinear, Inc., Class A(a) ................................................ 9,666 646
Methode Electronics, Inc. ................................................. 3,928 55
MicroVision, Inc.(a)(b) ................................................... 37,802 10
Mirion Technologies, Inc., Class A(a) ........................................ 27,279 409
Mitek Systems, Inc.(a) ................................................... 4,973 83
M-Tron Industries, Inc.(a) ................................................. 463 38
N-able, Inc.(a) ......................................................... 7,794 36
Napco Security Technologies, Inc. ........................................... 3,977 147
Navitas Semiconductor Corp., Class A(a) ...................................... 24,384 265
nCino, Inc.(a) ......................................................... 12,098 223
NCR Voyix Corp.(a) ..................................................... 15,800 131
NETGEAR, Inc.(a) ..................................................... 2,943 71
NetScout Systems, Inc.(a) ................................................. 7,969 324
Netskope, Inc., Class A(a)(b) ............................................... 27,143 342
NextNav, Inc.(a) ........................................................ 9,165 120
nLight, Inc.(a) ......................................................... 6,078 418
Novanta, Inc.(a) ........................................................ 4,085 582
Nutanix, Inc., Class A(a) .................................................. 30,465 1,798
NVE Corp. ........................................................... 552 64
Ondas, Inc.(a)(b) ....................................................... 58,466 438
One Stop Systems, Inc.(a) ................................................. 2,517 31
OneSpan, Inc. ......................................................... 4,199 65
Onto Innovation, Inc.(a) .................................................. 5,715 1,478
Ooma, Inc.(a) ......................................................... 2,897 63
Optical Cable Corp.(a)(b) ................................................. 671 10
OSI Systems, Inc.(a) ..................................................... 1,792 397
Ouster, Inc.(a) ......................................................... 6,926 270
PagerDuty, Inc.(a) ...................................................... 8,273 88
PAR Technology Corp.(a) ................................................. 4,705 80
PC Connection, Inc. ..................................................... 1,264 106
PDF Solutions, Inc.(a) ................................................... 4,233 195
Pegasystems, Inc. ....................................................... 10,449 319
Penguin Solutions, Inc.(a) ................................................. 5,610 295
Photronics, Inc.(a) ...................................................... 6,541 198
Plexus Corp.(a) ........................................................ 3,049 766
Porch Group, Inc.(a) ..................................................... 10,068 145
Power Integrations, Inc. .................................................. 6,344 385
Powerfleet, Inc.(a) ...................................................... 14,422 57
Procore Technologies, Inc.(a) .............................................. 14,004 767
Progress Software Corp.(a) ................................................ 4,765 193
Q2 Holdings, Inc.(a) ..................................................... 7,001 426
Qorvo, Inc.(a) ......................................................... 10,061 911
Qualys, Inc.(a) ......................................................... 4,019 582
Quantum Computing, Inc.(a)(b) ............................................. 23,164 188
Quantum Corp.(a) ...................................................... 1,611 17
QuickLogic Corp.(a) .................................................... 1,916 25
Rackspace Technology, Inc.(a) ............................................. 12,073 50
Ralliant Corp. ......................................................... 12,902 843
Rambus, Inc.(a) ........................................................ 12,402 1,129
Rapid7, Inc.(a) ......................................................... 7,487 72

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Red Violet, Inc.(a) ...................................................... 1,280 $ 89
Rekor Systems, Inc.(a) ................................................... 15,242 9
ReposiTrak, Inc. ........................................................ 1,400 12
RF Industries Ltd.(a) .................................................... 968 12
Ribbon Communications, Inc.(a) ............................................ 16,421 35
Richardson Electronics Ltd. ............................................... 1,395 26
Rigetti Computing, Inc.(a)(b) .............................................. 37,638 563
Rimini Street, Inc.(a) .................................................... 5,350 26
RingCentral, Inc., Class A ................................................. 8,426 469
Riot Platforms, Inc.(a) ................................................... 40,193 811
Rogers Corp.(a) ........................................................ 2,041 252
Rubrik, Inc., Class A(a) .................................................. 17,431 1,261
Samsara, Inc., Class A(a) ................................................. 41,250 1,537
Sanmina Corp.(a) ....................................................... 5,852 1,086
ScanSource, Inc.(a) ..................................................... 2,295 130
SEALSQ Corp.(a) ...................................................... 24,848 59
Semtech Corp.(a) ....................................................... 10,645 1,254
SentinelOne, Inc., Class A(a) ............................................... 36,876 703
ServiceTitan, Inc., Class A(a) .............................................. 6,442 535
SharonAI Holdings, Inc., Class A(a) ......................................... 1,317 64
Silicon Laboratories, Inc.(a) ............................................... 3,727 811
Silvaco Group, Inc.(a) ................................................... 1,348 10
Skyworks Solutions, Inc. ................................................. 17,313 1,078
SmartRent, Inc., Class A(a) ................................................ 20,391 21
SolarEdge Technologies, Inc.(a) ............................................ 6,904 284
Soluna Holdings, Inc.(a)(b) ................................................ 11,870 14
SoundHound AI, Inc., Class A(a)(b) .......................................... 45,210 277
Sprinklr, Inc., Class A(a) .................................................. 11,947 76
Sprout Social, Inc., Class A(a) .............................................. 5,959 51
SPS Commerce, Inc.(a) ................................................... 4,165 306
SRAX, Inc.(a)(c) ....................................................... 3,374 —
Synaptics, Inc.(a) ....................................................... 4,348 467
Telos Corp.(a) ......................................................... 6,098 27
Tenable Holdings, Inc.(a) ................................................. 12,435 406
Teradata Corp.(a)(b) ..................................................... 10,512 326
Terawulf, Inc.(a)(b) ..................................................... 39,630 700
The Hackett Group, Inc. .................................................. 2,549 27
TON Strategy Co.(a) .................................................... 4,699 14
Trimble, Inc.(a) ........................................................ 26,770 1,515
Trio-Tech International(a)(b) ............................................... 790 8
TSS, Inc.(a) ........................................................... 3,056 30
TTM Technologies, Inc.(a) ................................................ 11,726 1,354
Tucows, Inc., Class A(a) .................................................. 1,015 16
Turtle Beach Corp.(a) .................................................... 1,629 20
Tyler Technologies, Inc.(a) ................................................ 4,838 1,498
UiPath, Inc., Class A(a) .................................................. 45,293 578
Ultra Clean Holdings, Inc.(a) .............................................. 5,027 419
Unisys Corp.(a) ........................................................ 7,079 20
Unity Software, Inc.(a) ................................................... 41,164 1,305
Universal Display Corp. .................................................. 4,966 398
Unusual Machines, Inc.(a)(b) .............................................. 4,993 106
Varonis Systems, Inc., Class B(a) ........................................... 12,602 503
Veeco Instruments, Inc.(a) ................................................. 6,916 346
Veritone, Inc.(a) ........................................................ 9,084 10
Vertex, Inc., Class A(a) ................................................... 8,629 111
Via Transportation, Inc., Class A(a) .......................................... 4,005 81
Viant Technology, Inc., Class A(a) ........................................... 2,177 26
Viasat, Inc.(a)(b) ....................................................... 14,927 1,148
Viavi Solutions, Inc.(a) ................................................... 28,030 1,036
Vishay Intertechnology, Inc. ............................................... 14,195 486
Vishay Precision Group, Inc.(a) ............................................. 1,366 126
Vistance Networks, Inc.(a) ................................................ 25,090 295
Vontier Corp. .......................................................... 16,172 520

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Vuzix Corp.(a)(b) ....................................................... 8,132 $ 19
Weave Communications, Inc.(a) ............................................ 7,295 48
WidePoint Corp.(a) ..................................................... 943 10
Wolfspeed, Inc.(a)(b) .................................................... 3,321 78
Workiva, Inc., Class A(a) ................................................. 5,787 346
Xerox Holdings Corp.(b) ................................................. 13,003 38
Xperi, Inc.(a) .......................................................... 5,008 39
Yext, Inc.(a) ........................................................... 10,142 55
Zebra Technologies Corp.(a) ............................................... 5,450 1,601
Zeta Global Holdings Corp., Class A(a) ....................................... 25,600 553
100,563
Materials (4.3%):
AdvanSix, Inc. ......................................................... 2,981 60
Algoma Steel Group, Inc.(a) ............................................... 11,223 43
Alpha Metallurgical Resources, Inc.(a) ........................................ 1,187 163
Alto Ingredients, Inc.(a) .................................................. 7,926 38
American Battery Technology Co.(a)(b) ....................................... 15,199 32
Ampco-Pittsburgh Corp.(a) ................................................ 1,620 13
AptarGroup, Inc. ....................................................... 7,278 975
Ardagh Metal Packaging SA ............................................... 15,860 75
Arq, Inc.(a) ........................................................... 3,694 7
Arras Minerals Corp.(a) .................................................. 4,451 5
Ascent Industries Co.(a) .................................................. 921 14
Ashland, Inc. .......................................................... 5,221 379
ASP Isotopes, Inc.(a)(b) .................................................. 13,059 52
Aspen Aerogels, Inc.(a) .................................................. 8,022 37
Atlas Lithium Corp.(a) ................................................... 2,458 7
Aura Minerals, Inc. ..................................................... 4,062 222
Avery Dennison Corp. ................................................... 8,786 1,491
Avient Corp. .......................................................... 10,487 381
Axalta Coating Systems Ltd.(a) ............................................. 24,626 882
Balchem Corp. ......................................................... 3,695 619
Ball Corp. ............................................................ 30,699 1,992
Cabot Corp. ........................................................... 5,865 516
Celanese Corp., Class A .................................................. 12,631 565
Century Aluminum Co.(a) ................................................. 7,894 353
CF Industries Holdings, Inc. ............................................... 17,667 2,212
Clearwater Paper Corp.(a) ................................................. 1,769 37
Cleveland-Cliffs, Inc.(a) .................................................. 65,265 752
Commercial Metals Co. .................................................. 12,714 874
Compass Minerals International, Inc.(a) ....................................... 3,721 109
Contango Silver & Gold, Inc.(a) ............................................ 3,214 50
Core Molding Technologies, Inc.(a) .......................................... 929 22
Critical Metals Corp.(a)(b) ................................................ 6,671 37
Crown Holdings, Inc. .................................................... 12,797 1,508
Dakota Gold Corp.(a) .................................................... 13,213 60
Eagle Materials, Inc. ..................................................... 3,530 723
Eastman Chemical Co. ................................................... 13,089 916
Ecovyst, Inc.(a) ........................................................ 12,369 149
Eightco Holdings, Inc.(a)(b) ............................................... 39,043 24
Element Solutions, Inc. ................................................... 26,362 968
Flotek Industries, Inc.(a)(b) ................................................ 2,315 55
FMC Corp. ........................................................... 14,292 153
Friedman Industries, Inc. ................................................. 770 26
Graphic Packaging Holding Co. ............................................ 33,675 361
Greif, Inc., Class A ...................................................... 2,800 242
H.B. Fuller Co. ........................................................ 6,272 347
Hawkins, Inc. ......................................................... 2,211 283
Hecla Mining Co. ....................................................... 76,942 1,086
Huntsman Corp. ........................................................ 19,056 186
Hycroft Mining Holding Corp., Class A(a)(b) ................................... 5,690 111
Idaho Strategic Resources, Inc.(a) ........................................... 1,726 49
Ingevity Corp.(a) ....................................................... 3,965 290

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Innospec, Inc. ......................................................... 2,801 $ 241
Intrepid Potash, Inc.(a) ................................................... 1,258 43
Kaiser Aluminum Corp. .................................................. 1,845 295
Knife River Corp.(a) .................................................... 6,532 478
Koppers Holdings, Inc. ................................................... 2,090 103
Louisiana-Pacific Corp. .................................................. 7,967 577
LSB Industries, Inc.(a) ................................................... 6,283 68
Magnera Corp.(a) ....................................................... 4,092 54
Materion Corp. ........................................................ 2,359 497
Mativ Holdings, Inc. ..................................................... 6,233 54
McEwen, Inc.(a) ....................................................... 5,915 102
Metallus, Inc.(a) ........................................................ 4,078 82
Minerals Technologies, Inc. ................................................ 3,533 269
MP Materials Corp.(a)(b) ................................................. 16,689 690
Myers Industries, Inc. .................................................... 4,279 146
NewMarket Corp. ...................................................... 859 730
Novusterra, Inc.(a)(c) .................................................... 579 —
O-I Glass, Inc.(a) ....................................................... 17,411 125
Olin Corp. ............................................................ 13,086 242
Orion SA ............................................................. 6,265 42
Paramount Gold Nevada Corp.(a) ........................................... 7,124 8
Perimeter Solutions, Inc.(a) ................................................ 17,153 525
Perpetua Resources Corp.(a)(b) ............................................. 13,352 246
PureCycle Technologies, Inc.(a)(b) .......................................... 20,308 129
Quaker Chemical Corp. .................................................. 1,567 252
Ramaco Resources, Inc., Class A(a) .......................................... 5,331 49
Ranpak Holdings Corp., Class A(a) .......................................... 8,449 43
Rayonier Advanced Materials, Inc.(a) ........................................ 6,999 63
REalloys, Inc.(a)(b) ..................................................... 6,490 57
RPM International, Inc. .................................................. 14,528 1,556
Ryerson Holding Corp. ................................................... 4,600 128
Sensient Technologies Corp. ............................................... 4,858 601
Silgan Holdings, Inc. .................................................... 10,928 437
Smith-Midland Corp.(a) .................................................. 528 14
Solstice Advanced Materials, Inc. ........................................... 18,299 1,101
Sonoco Products Co. .................................................... 11,289 636
Stepan Co. ............................................................ 2,496 160
SunCoke Energy, Inc. .................................................... 9,699 82
Suncrete, Inc., Class A(a)(b) ............................................... 4,432 75
Sylvamo Corp. ......................................................... 3,803 142
The Chemours Co. ...................................................... 17,217 286
The Mosaic Co. ........................................................ 36,636 810
The Scotts Miracle-Gro Co. ............................................... 5,137 337
TMC the metals Co., Inc.(a)(b) ............................................. 24,611 88
Tredegar Corp.(a) ....................................................... 3,663 28
TriMas Corp. .......................................................... 3,111 124
Tronox Holdings PLC ................................................... 13,681 80
U.S. Gold Corp.(a)(b) .................................................... 1,612 21
United States Antimony Corp.(a)(b) .......................................... 15,366 78
United States Lime & Minerals, Inc. ......................................... 1,241 137
US Goldmining, Inc.(a)(b) ................................................ 279 2
USA Rare Earth, Inc.(a) .................................................. 23,296 348
Vista Gold Corp.(a)(b) ................................................... 16,331 28
Warrior Met Coal, Inc. ................................................... 5,977 475
Westlake Corp. ........................................................ 3,844 271
Worthington Steel, Inc. ................................................... 3,753 135
34,941
Real Estate (8.0%):
Acadia Realty Trust ..................................................... 15,354 345
AGNT, Inc. ........................................................... 11,021 45
Agree Realty Corp. ..................................................... 13,582 1,057
AH Realty Trust, Inc. .................................................... 8,657 60
Alexander's, Inc. ....................................................... 245 62

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Alexandria Real Estate Equities, Inc. ......................................... 19,702 $ 1,014
Alpine Income Property Trust, Inc. .......................................... 1,755 35
American Assets Trust, Inc. ................................................ 5,430 128
American Healthcare REIT, Inc. ............................................ 22,026 1,225
American Homes 4 Rent, Class A ........................................... 38,173 1,276
Americold Realty Trust, Inc. ............................................... 32,927 464
AMREP Corp.(a) ....................................................... 275 6
Apartment Investment and Management Co.(a) .................................. 16,223 44
Apple Hospitality REIT, Inc. ............................................... 25,272 417
Belpointe Prep LLC, Class A(a) ............................................ 451 20
Braemar Hotels & Resorts, Inc. ............................................. 6,038 14
Brandywine Realty Trust ................................................. 19,132 58
Brixmor Property Group, Inc. .............................................. 35,031 1,104
Broadstone Net Lease, Inc., Class A .......................................... 21,919 469
BRT Apartments Corp. ................................................... 1,176 17
BXP, Inc. ............................................................. 18,350 1,287
Camden Property Trust ................................................... 11,305 1,253
CareTrust REIT, Inc. .................................................... 27,099 1,136
CBL & Associates Properties, Inc. ........................................... 2,981 175
Centerspace ........................................................... 1,931 106
Chatham Lodging Trust .................................................. 5,236 70
Chiron Real Estate, Inc. .................................................. 1,390 49
Community Healthcare Trust, Inc. ........................................... 3,103 57
Compass, Inc., Class A(a) ................................................. 79,619 907
Comstock Holding Cos., Inc., Class A(a) ...................................... 426 6
COPT Defense Properties ................................................. 13,064 496
CoStar Group, Inc.(a) .................................................... 46,465 1,336
Cousins Properties, Inc. .................................................. 18,775 592
CTO Realty Growth, Inc. ................................................. 3,724 82
CubeSmart ........................................................... 25,897 1,074
Curbline Properties Corp. ................................................. 11,131 341
Cushman & Wakefield Ltd.(a) .............................................. 53,394 716
DiamondRock Hospitality Co. .............................................. 23,330 309
Diversified Healthcare Trust ............................................... 25,150 224
Douglas Elliman, Inc.(a) .................................................. 8,165 14
Douglas Emmett, Inc. .................................................... 18,586 220
Easterly Government Properties, Inc., Class A .................................. 5,029 122
EastGroup Properties, Inc. ................................................ 6,150 1,285
Elme Communities(a) .................................................... 10,106 16
Empire State Realty Trust, Inc., Class A ....................................... 16,322 83
EPR Properties ........................................................ 8,629 536
Equity LifeStyle Properties, Inc. ............................................ 22,159 1,442
Essential Properties Realty Trust, Inc. ........................................ 24,855 778
Farmland Partners, Inc. ................................................... 4,644 43
Federal Realty Investment Trust ............................................ 9,884 1,226
Fermi, Inc.(a) .......................................................... 31,537 179
First Industrial Realty Trust, Inc. ............................................ 15,180 999
Five Point Holdings LLC, Class A(a) ......................................... 5,834 30
Forestar Group, Inc.(a) ................................................... 2,173 61
Four Corners Property Trust, Inc. ............................................ 12,521 320
FrontView REIT, Inc. .................................................... 2,474 50
FRP Holdings, Inc.(a) .................................................... 1,650 37
Gaming and Leisure Properties, Inc. ......................................... 31,318 1,403
Getty Realty Corp. ...................................................... 6,723 229
Gladstone Commercial Corp. .............................................. 5,521 69
Gladstone Land Corp.(b) ................................................. 4,685 38
Global Net Lease, Inc. ................................................... 21,765 190
Healthcare Realty Trust, Inc., Class A ........................................ 39,724 835
Healthpeak Properties, Inc. ................................................ 79,467 1,735
Highwoods Properties, Inc. ................................................ 12,578 417
Host Hotels & Resorts, Inc. ................................................ 77,902 1,958
Howard Hughes Holdings, Inc.(a)(b) ......................................... 6,809 435
Hudson Pacific Properties, Inc.(a) ........................................... 6,116 84

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Independence Realty Trust, Inc. ............................................. 27,043 $ 450
Industrial Logistics Properties Trust .......................................... 6,349 55
Innovative Industrial Properties, Inc., Class A ................................... 3,262 192
InvenTrust Properties Corp. ............................................... 8,924 316
Janus Living, Inc., Class A ................................................ 5,455 165
JBG SMITH Properties ................................................... 6,700 94
Jones Lang LaSalle, Inc.(a) ................................................ 5,311 1,885
Kilroy Realty Corp. ..................................................... 13,289 516
Kimco Realty Corp. ..................................................... 75,859 1,933
Kite Realty Group Trust .................................................. 23,013 659
Lamar Advertising Co., Class A ............................................. 9,980 1,596
Landbridge Co. LLC, Class A(b) ............................................ 2,767 214
Lineage, Inc. .......................................................... 8,214 348
LTC Properties, Inc. ..................................................... 5,780 232
LXP Industrial Trust ..................................................... 6,587 399
Marcus & Millichap, Inc. ................................................. 2,580 79
Maui Land & Pineapple Co., Inc.(a) .......................................... 795 14
Medical Properties Trust, Inc.(b) ............................................ 56,827 263
Millrose Properties, Inc. .................................................. 17,620 493
Modiv Industrial, Inc., Class C ............................................. 1,093 19
National Health Investors, Inc. ............................................. 5,469 419
NET Lease Office Properties ............................................... 1,700 20
NETSTREIT Corp.(b) ................................................... 11,133 239
Newmark Group, Inc., Class A ............................................. 17,140 257
NexPoint Diversified Real Estate Trust ........................................ 5,151 23
NexPoint Residential Trust, Inc. ............................................ 2,371 62
NNN REIT, Inc. ........................................................ 21,806 1,036
Omega Healthcare Investors, Inc. ........................................... 34,322 1,738
One Liberty Properties, Inc. ............................................... 1,798 44
Opendoor Technologies, Inc.(a)(b) ........................................... 93,094 351
Orion Properties, Inc. .................................................... 6,080 16
Outfront Media, Inc. ..................................................... 18,885 602
Park Hotels & Resorts, Inc. ................................................ 21,177 319
Pebblebrook Hotel Trust .................................................. 12,771 244
Phillips Edison & Co., Inc. ................................................ 14,480 615
Piedmont Realty Trust, Inc., Class A(a) ....................................... 14,264 138
Postal Realty Trust, Inc., Class A ............................................ 2,988 69
Rayonier, Inc. ......................................................... 34,356 748
RE/MAX Holdings, Inc., Class A(a) ......................................... 1,860 17
Regency Centers Corp. ................................................... 21,058 1,691
Rexford Industrial Realty, Inc. .............................................. 26,002 982
RLJ Lodging Trust ...................................................... 15,244 187
Ryman Hospitality Properties, Inc. ........................................... 7,068 945
Sabra Health Care REIT, Inc. .............................................. 28,746 608
Safehold, Inc. ......................................................... 5,675 92
Saul Centers, Inc. ....................................................... 1,519 52
Seaport Entertainment Group, Inc.(a)(b) ....................................... 1,435 38
Seritage Growth Properties, Class A(a) ........................................ 4,340 10
Service Properties Trust .................................................. 14,830 119
SITE Centers Corp. ..................................................... 5,758 25
SL Green Realty Corp. ................................................... 8,201 434
Smartstop Self Storage REIT, Inc. ........................................... 6,375 214
STAG Industrial, Inc. .................................................... 22,076 845
Stratus Properties, Inc.(b) ................................................. 746 15
Strawberry Fields REIT, Inc. ............................................... 947 13
Summit Hotel Properties, Inc. .............................................. 11,746 81
Sunstone Hotel Investors, Inc. .............................................. 21,209 250
Tanger, Inc. ........................................................... 12,953 527
Tejon Ranch Co.(a) ..................................................... 2,871 49
Terreno Realty Corp. .................................................... 12,026 862
The Macerich Co. ...................................................... 32,146 831
The RMR Group, Inc., Class A ............................................. 1,786 34
The St. Joe Co. ........................................................ 6,544 407

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
UDR, Inc. ............................................................ 37,288 $ 1,423
UMH Properties, Inc. .................................................... 9,233 139
Universal Health Realty Income Trust ........................................ 1,471 64
Urban Edge Properties ................................................... 14,557 330
Vornado Realty Trust .................................................... 20,124 793
WP Carey, Inc. ......................................................... 25,469 1,874
Xenia Hotels & Resorts, Inc. ............................................... 10,588 218
Zillow Group, Inc., Class C(a) .............................................. 23,306 794
64,735
Utilities (2.3%):
American States Water Co. ................................................ 4,484 384
Artesian Resources Corp., Class A ........................................... 1,050 36
Avista Corp. .......................................................... 9,459 383
Black Hills Corp. ....................................................... 8,755 623
Cadiz, Inc.(a)(b) ........................................................ 6,454 19
California Water Service Group ............................................. 6,865 344
Chesapeake Utilities Corp. ................................................ 2,730 363
Clearway Energy, Inc., Class C ............................................. 13,787 437
Consolidated Water Co. Ltd., Class OR ....................................... 1,741 51
Essential Utilities, Inc. ................................................... 32,713 1,304
Genie Energy Ltd., Class B ................................................ 1,537 21
Global Water Resources, Inc. .............................................. 1,569 11
H2O America(b) ....................................................... 4,511 277
Hallador Energy Co.(a) ................................................... 4,078 58
Hawaiian Electric Industries, Inc.(a) ......................................... 19,897 257
IDACORP, Inc.(b) ...................................................... 6,385 912
MDU Resources Group, Inc. ............................................... 23,467 468
MGE Energy, Inc. ...................................................... 4,349 346
Middlesex Water Co. .................................................... 2,037 117
Montauk Renewables, Inc.(a) .............................................. 4,816 8
National Fuel Gas Co. ................................................... 10,833 892
New Jersey Resources Corp. ............................................... 11,603 672
Northwest Natural Holding Co. ............................................. 4,818 236
Northwestern Energy Group, Inc. ........................................... 7,060 485
OGE Energy Corp. ...................................................... 23,745 1,124
Oklo, Inc., Class A(a)(b) .................................................. 16,915 657
ONE Gas, Inc. ......................................................... 7,181 558
Ormat Technologies, Inc. ................................................. 6,734 657
Otter Tail Corp. ........................................................ 4,415 390
Pinnacle West Capital Corp. ............................................... 13,987 1,413
Portland General Electric Co. .............................................. 13,312 657
Pure Cycle Corp.(a) ..................................................... 2,565 27
ReNew Energy Global PLC(a) ............................................. 11,084 69
RGC Resources, Inc. .................................................... 960 21
Solv Energy, Inc., Class A(a)(b) ............................................. 2,891 82
Southwest Gas Holdings, Inc. .............................................. 8,312 743
Spire, Inc. ............................................................ 6,672 533
The AES Corp. ........................................................ 81,961 1,203
The York Water Co. ..................................................... 1,853 57
TXNM Energy, Inc. ..................................................... 12,681 734
UGI Corp. ............................................................ 24,759 894
Unitil Corp. ........................................................... 2,034 110
18,633
Total Common Stocks (Cost $478,627)
a
a
a
806,689
Rights (0.0%)(f)
Financials (0.0%):(f)
Spectrum Pharmaceuticals, Inc., CVR, expiring 6/14/30(a)(c) ....................... 20,024 —
Sycamore Partners LLC, CVR, expiring 8/29/29(a)(c) ............................. 83,950 45
45

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued using significant unobservable inputs as of July 31, 2026.
(d) Rounds to less than $1 thousand.
(e) Affiliated security.
Security Description Shares
a
Value
(000)
Health Care (0.0%):(f)
Akouos, Inc., CVR, expiring 6/14/30(a)(c) ..................................... 2,413 $ 2
Albireo Pharma, Inc., CVR, expiring 3/2/27(a)(c) ................................ 2,070 5
Applied Genetics, CVR, expiring 6/14/30(a)(c) .................................. 7,439 —(d)
AstraZeneca PLC, CVR, expiring 6/14/30(a)(c) ................................. 4,321 1
Carisma Therapeutics, Inc., CVR, expiring 1/4/27(a)(c) ............................ 22,411 —
Cartesian Therapeutics, Inc., RTS, expiring 1/11/27(a)(c) ........................... 14,929 3
Checkpoint Therapeutics, Inc., CVR, expiring 6/4/29(a)(c) ......................... 3,863 1
Chinook Therapeutics, Inc., RTS, expiring 6/14/30(a)(c) ........................... 5,192 5
Coherus Biosciences, Inc., CVR, expiring 9/12/28(a)(c) ........................... 5,561 1
Concentra Biosciences, CVR, expiring 8/20/29(a)(c) .............................. 3,564 —(d)
Concert Pharmaceuticals, Inc., CVR, expiring 3/4/27(a)(c) ......................... 5,168 2
Epizyme, Inc., CVR, expiring 12/31/26(a)(c) ................................... 15,309 —
Flexion Therapeutics, Inc., CVR, expiring 6/14/30(a)(b)(c) ......................... 6,526 —(d)
F-star Therapeutics, Inc., CVR, expiring 12/30/49(a)(c) ............................ 1,298 —(d)
Imara, Inc., CVR, expiring 1/4/27(a)(c) ....................................... 1,789 1
Inhibrx, Inc., CVR, expiring 6/2/28(a)(c) ...................................... 4,624 3
Magenta Therapeutics, Inc., RTS, expiring 1/11/27(a)(c) ........................... 4,843 —(d)
MannKind Corp., CVR, expiring 10/8/29(a)(c) .................................. 4,175 1
MediPacific, Inc., CVR, expiring 6/14/30(a)(c) .................................. 5,536 —(d)
Mersana Therapeutics, Inc., CVR, expiring 1/7/30(a)(c) ........................... 448 2
Novartis AG, CVR, expiring 12/31/26(a)(c) .................................... 6,837 8
Novo Nordisk, CVR, expiring 6/30/31(a)(c) .................................... 8,051 5
Ocuphire Pharma, Inc., CVR, expiring 11/5/35(a)(c) .............................. 168 —(d)
OmniAb Operations, Inc., 12.50 Earnout Shares, expiring 11/1/27(a)(c)(g) .............. 698 —
OmniAb Operations, Inc., 15.00 Earnout Shares, expiring 11/1/27(a)(c)(g) .............. 698 —
Opiant Pharma, Inc., CVR, expiring 6/14/30(a)(c) ................................ 533 —(d)
Paratek Pharmaceuticals, Inc., CVR, expiring 1/5/27(a)(b)(c) ........................ 5,165 1
Pfizer, Inc., CVR, expiring 12/31/27(a)(c) ..................................... 5,320 26
Prevail Therapeutics, Inc., CVR, expiring 12/4/28(a)(c) ............................ 4,938 2
Supernus Pharmaceuticals, CVR, expiring 12/31/26(a)(c) .......................... 6,407 1
Verve Therapeutics, Inc., RTS, expiring 12/31/26(a)(c) ............................ 7,841 5
Vigil Neuroscience, Inc., CVR, expiring 12/31/26(a)(c) ............................ 3,386 —(d)
Zimmer Biomet Holdings, Inc., CVR, expiring 1/4/27(a)(c) ......................... 5,527 1
Zynerba Pharmaceuticals, Inc., CVR, expiring 6/14/30(a)(b)(c) ...................... 5,691 1
77
Total Rights (Cost $7)
a
a
a
122
Warrants (0.0%)
Information Technology (0.0%):
Datavault AI, Inc., expiring 7/1/31(a)(c) ....................................... 454 —
Total Warrants (Cost $—)
a
a
a
—
Short-Term Investments (3.7%)
Collateral for Securities Loaned (3.7%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.57%(h) ........ 7,424,993 7,425
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.60%(h) ............ 7,424,993 7,425
Invesco Government & Agency Portfolio, Institutional Shares, 3.66%(h) ............... 7,424,993 7,425
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.59%(h) . 7,424,993 7,425
29,700
Total Short-Term Investments (Cost $29,700)
a
a
a
29,700
Total Investments (Cost $508,334) — 103.4% 836,511
Liabilities in excess of other assets —  (3.4)% (27,541)
NET ASSETS - 100.00% $ 808,970

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
(f) Amount represents less than 0.05% of net assets.
(g) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at July 31,
2026 (amounts in thousands):
(h) Rate disclosed is the daily yield on July 31, 2026.
Security Name Acquisition Date Cost Value
OmniAb Operations, Inc., 12.50 Earnout Shares ............................. 11/3/22 $ — $ —
OmniAb Operations, Inc., 15.00 Earnout Shares ............................. 11/3/22 — —
Total (–% of net assets) $— $—
AMBAC
—
American Municipal Bond Assurance Corporation
CVR
—
Contingent Value Right
LLC
—
Limited Liability Company
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures .......... 16 9/18/26 $ 2,368 $ 2,350 $ (18)
Total unrealized appreciation $ —
Total unrealized depreciation (18)
Total net unrealized appreciation (depreciation) $ (18)
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2026
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory Capital Holdings, Inc.,
Class A .............. $ 479 $ 16 $ (2) $ —* $ 127 $ 620 6,259 $ 3 $ —
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (13.6%):
Alphabet, Inc., Class A ................................................... 864,470 $ 307,864
Alphabet, Inc., Class C ................................................... 810,411 289,033
Comcast Corp., Class A .................................................. 1,460,576 34,995
Electronic Arts, Inc. ..................................................... 102,882 21,591
Meta Platforms, Inc., Class A .............................................. 438,126 243,909
Netflix, Inc.(a) ......................................................... 1,726,953 123,840
Space Exploration Technologies Corp., Class A(a)(b) ............................. 787,575 85,349
Take-Two Interactive Software, Inc.(a) ........................................ 76,357 18,549
T-Mobile US, Inc. ...................................................... 445,004 76,857
Warner Bros Discovery, Inc.(a) ............................................. 1,027,165 27,014
1,229,001
Communications Equipment (2.4%):
Cisco Systems, Inc. ..................................................... 1,623,374 188,295
Lumentum Holdings, Inc.(a) ............................................... 31,936 22,800
211,095
Consumer Discretionary (11.2%):
Airbnb, Inc., Class A(a) .................................................. 172,836 26,188
Amazon.com, Inc.(a) .................................................... 1,602,035 435,081
Booking Holdings, Inc. ................................................... 318,372 61,414
DoorDash , Inc., Class A(a) ................................................ 168,622 33,077
Marriott International, Inc., Class A .......................................... 107,533 40,092
MercadoLibre , Inc.(a) .................................................... 20,708 38,889
O'Reilly Automotive, Inc.(a) ............................................... 341,180 30,484
PDD Holdings, Inc., ADR(a) ............................................... 276,042 24,446
Ross Stores, Inc. ....................................................... 132,212 33,194
Starbucks Corp. ........................................................ 467,933 49,250
Tesla, Inc.(a) .......................................................... 748,627 232,980
1,005,095
Consumer Staples (6.6%):
Coca-Cola Europacific Partners PLC ......................................... 181,760 19,896
Costco Wholesale Corp. .................................................. 181,507 172,775
Keurig Dr. Pepper, Inc. ................................................... 558,562 17,382
Mondelez International, Inc., Class A ......................................... 525,826 32,764
Monster Beverage Corp.(a) ................................................ 400,324 38,583
PepsiCo, Inc. .......................................................... 556,933 77,726
The Kraft Heinz Co. ..................................................... 484,839 12,533
Walmart, Inc. .......................................................... 2,018,201 224,424
596,083
Energy (0.5%):
Baker Hughes Co., Class A ................................................ 405,979 24,558
Diamondback Energy, Inc. ................................................ 115,071 23,353
47,911
Financials (0.2%):
PayPal Holdings, Inc. .................................................... 360,074 20,600
Health Care (3.8%):
Alnylam Pharmaceuticals, Inc.(a) ........................................... 54,370 11,174
Amgen, Inc. ........................................................... 220,494 84,925
Dexcom, Inc.(a) ........................................................ 156,101 13,027
GE HealthCare Technologies, Inc. ........................................... 184,793 12,570
Gilead Sciences, Inc. .................................................... 507,623 66,098
IDEXX Laboratories, Inc.(a) ............................................... 32,215 18,010
Intuitive Surgical, Inc.(a) ................................................. 142,693 50,418
Regeneron Pharmaceuticals, Inc. ............................................ 41,975 32,011
Vertex Pharmaceuticals, Inc.(a) ............................................. 103,773 49,510
337,743
Industrials (3.8%):
Automatic Data Processing, Inc. ............................................ 162,706 43,355
Axon Enterprise, Inc.(a) .................................................. 32,930 17,379

Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Cintas Corp. .......................................................... 163,304 $ 33,417
Copart, Inc.(a) ......................................................... 378,220 11,014
CSX Corp. ............................................................ 760,689 38,339
Fastenal Co. ........................................................... 468,540 22,354
Ferrovial SE .......................................................... 295,058 19,208
Honeywell Aerospace, Inc.(a) .............................................. 133,934 27,689
Honeywell International, Inc. .............................................. 129,558 31,489
Old Dominion Freight Line, Inc. ............................................ 85,236 18,082
PACCAR, Inc. ......................................................... 213,949 28,387
Paychex, Inc. .......................................................... 145,870 17,043
Rocket Lab Corp.(a) ..................................................... 242,122 15,726
Thomson Reuters Corp.(b) ................................................ 155,131 15,223
338,705
IT Services (0.8%):
CoreWeave , Inc., Class A(a) ............................................... 183,972 13,204
Shopify, Inc., Class A(a) .................................................. 499,009 58,459
71,663
Materials (1.0%):
Linde PLC ............................................................ 189,088 90,456
Semiconductors & Semiconductor Equipment (31.5%):
Advanced Micro Devices, Inc.(a) ............................................ 674,612 321,216
Analog Devices, Inc. .................................................... 199,822 73,417
Applied Materials, Inc. ................................................... 328,207 166,621
ARM Holdings PLC, ADR(a) .............................................. 175,262 42,008
ASML Holding NV, Registered Shares, NYS ................................... 37,868 61,687
Astera Labs, Inc.(a) ..................................................... 71,600 22,284
Broadcom, Inc. ........................................................ 701,361 273,026
Intel Corp.(a) .......................................................... 2,081,625 187,762
KLA Corp. ........................................................... 542,769 99,229
Lam Research Corp. ..................................................... 522,496 153,102
Marvell Technology, Inc. ................................................. 364,453 68,357
Microchip Technology, Inc. ................................................ 223,930 16,636
Micron Technology, Inc. .................................................. 466,566 383,998
Monolithic Power Systems, Inc. ............................................ 20,359 29,032
NVIDIA Corp. ......................................................... 3,609,942 724,696
NXP Semiconductors NV ................................................. 104,037 23,841
QUALCOMM, Inc. ..................................................... 434,099 64,077
Teradyne, Inc. ......................................................... 65,924 24,240
Texas Instruments, Inc. ................................................... 373,348 102,947
2,838,176
Software (13.1%):
Adobe, Inc.(a) ......................................................... 165,070 41,335
AppLovin Corp., Class A(a) ............................................... 125,740 49,781
Autodesk, Inc.(a) ....................................................... 86,052 20,153
Cadence Design Systems, Inc.(a) ............................................ 113,821 38,701
Crowdstrike Holdings, Inc., Class A(a) ....................................... 422,442 80,627
Datadog, Inc., Class A(a) ................................................. 136,532 36,587
Fortinet, Inc.(a) ........................................................ 301,232 48,785
Intuit, Inc. ............................................................ 111,158 35,134
Microsoft Corp. ........................................................ 1,105,130 513,576
Nebius Group NV, Class A(a)(b) ............................................ 93,217 17,749
Palantir Technologies, Inc., Class A(a) ........................................ 950,040 116,912
Palo Alto Networks, Inc.(a) ................................................ 335,528 111,338
Roper Technologies, Inc. .................................................. 41,073 16,099
Strategy, Inc., Class A(a) .................................................. 133,435 12,447
Synopsys, Inc.(a) ....................................................... 78,909 30,677
Workday, Inc., Class A(a) ................................................. 80,739 12,946
1,182,847
Technology Hardware, Storage & Peripherals (10.1%):
Apple, Inc. ........................................................... 2,201,064 679,931
Sandisk Corp.(a) ....................................................... 61,268 74,430

Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Seagate Technology Holdings PLC .......................................... 93,220 $ 79,808
Western Digital Corp. .................................................... 142,695 77,746
911,915
Utilities (1.2%):
American Electric Power Co., Inc. ........................................... 222,300 28,421
Constellation Energy Corp. ................................................ 148,399 38,992
Exelon Corp. .......................................................... 419,689 19,230
Xcel Energy, Inc. ....................................................... 255,880 20,010
106,653
Total Common Stocks (Cost $2,783,156)
a
a
a
8,987,943
Short-Term Investments (1.3%)
Collateral for Securities Loaned (1.3%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.57%(c) ........ 29,190,471 29,190
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.60%(c) ............ 29,190,471 29,191
Invesco Government & Agency Portfolio, Institutional Shares, 3.66%(c) ............... 29,190,471 29,191
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.59%(c) . 29,190,471 29,190
116,762
Total Short-Term Investments (Cost $116,762)
a
a
a
116,762
Total Investments (Cost $2,899,918) — 101.1% 9,104,705
Liabilities in excess of other assets —  (1.1)% (95,505)
NET ASSETS - 100.00% $ 9,009,200
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on July 31, 2026.
ADR
—
American Depositary Receipt
NYS
—
New York Registered Shares
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
NASDAQ 100 E-Mini Futures ......... 39 9/18/26 $ 22,817 $ 22,155 $ (662)
Total unrealized appreciation $ —
Total unrealized depreciation (662)
Total net unrealized appreciation (depreciation) $ (662)

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Income Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (12.1%)
ABS Auto (5.9%):
Ally Auto Receivables Trust, Series 2024-1, Class C, 5.41%, 11/15/29, Callable 8/15/27 @ 100 $ 1,500 $ 1,509
ARI Fleet Lease Trust ....................................................
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 1,100 1,112
Series 2025-A, Class A3, 4.46%, 1/17/34, Callable 10/15/28 @ 100(a) ............. 1,000 997
AutoNation Finance Trust, Series 2026-1A, Class B, 4.42%, 6/11/31, Callable 2/11/29 @
100(a) ........................................................... 2,000 1,972
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2023-6A, Class C, 7.03%, 12/20/29, Callable 12/20/28 @ 100(a) ............ 4,000 4,109
Series 2026-1A, Class B, 4.57%, 8/20/30, Callable 8/20/29 @ 100(a) .............. 1,660 1,624
BofA Auto Trust, Series 2024-1A, Class A4, 5.31%, 6/17/30, Callable 5/15/27 @ 100(a) .... 1,350 1,359
CarMax Auto Owner Trust ................................................
Series 2022-3, Class D, 6.20%, 1/16/29, Callable 9/15/26 @ 100 ................. 2,930 2,935
Series 2023-2, Class B, 5.18%, 11/15/28, Callable 5/15/27 @ 100 ................ 5,000 5,028
CarMax Select Receivables Trust ...........................................
Series 2024-A, Class B, 5.35%, 1/15/30, Callable 9/15/28 @ 100 ................. 2,400 2,418
Series 2025-A, Class B, 5.01%, 9/16/30, Callable 1/15/29 @ 100 ................. 2,000 2,008
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28, Callable 11/10/27
@ 100 ........................................................... 674 666
Chase Auto Owner Trust ..................................................
Series 2023-AA, Class C, 6.24%, 9/25/29, Callable 3/25/28 @ 100(a) ............. 2,750 2,816
Series 2024-1A, Class B, 5.16%, 11/26/29, Callable 12/25/27 @ 100(a) ............ 964 972
Series 2024-2A, Class B, 5.55%, 1/25/30, Callable 2/25/28 @ 100(a) .............. 2,500 2,538
Series 2024-3A, Class A4, 5.08%, 12/25/29, Callable 2/25/28 @ 100(a) ............ 2,000 2,018
Series 2024-4A, Class B, 5.23%, 4/25/30, Callable 2/25/28 @ 100(a) .............. 1,500 1,514
Series 2025-2A, Class B, 4.32%, 3/25/31, Callable 3/25/29 @ 100(a) .............. 1,367 1,344
Series 2026-1A, Class B, 4.90%, 5/25/32, Callable 12/25/29 @ 100(a) ............. 2,000 1,994
Chesapeake IV Funding DAC, Series 2026-1A, Class B, 4.85%, 2/15/35(a) ............. 284 282
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A3, 5.84%, 1/18/28, Callable 3/15/27 @ 100(a) .............. 142 142
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 2,000 2,010
Corporate One Auto Receivables Trust ........................................
Series 2026-1A, Class A4, 4.27%, 12/16/30, Callable 6/15/29 @ 100(a) ............ 2,395 2,367
Series 2026-1A, Class B, 4.59%, 1/15/31, Callable 6/15/29 @ 100(a) .............. 556 548
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-2A, Class B, 6.61%, 7/15/33, Callable 11/15/26 @ 100(a) ............. 42 42
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 4/15/27 @ 100(a) ............. 2,311 2,321
Series 2024-3A, Class A, 4.68%, 9/15/34, Callable 5/15/28 @ 100(a) .............. 2,000 1,999
Series 2025-2A, Class B, 4.87%, 1/15/36, Callable 9/15/29 @ 100(a) .............. 829 814
Series 2026-1A, Class A, 4.65%, 4/15/36, Callable 1/15/30 @ 100(a) .............. 1,500 1,491
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 9/15/28 @
100(a) ........................................................... 1,750 1,770
Enterprise Fleet Financing LLC .............................................
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 8/20/26 @ 100(a) ............. 2,811 2,813
Series 2023-1, Class A3, 5.42%, 10/22/29, Callable 10/20/26 @ 100(a) ............ 1,504 1,512
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 199 200
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 6/20/27 @ 100(a) .............. 3,000 3,022
Series 2026-2, Class A4, 4.59%, 1/20/33, Callable 3/20/30 @ 100(a) .............. 1,500 1,491
Exeter Select Automobile Receivables Trust, Series 2026-1, Class B, 4.99%, 10/15/32, Callable
11/15/31 @ 100 .................................................... 1,875 1,875
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 3/15/28 @ 100(a) ............. 3,232 3,265
Series 2025-1A, Class B, 5.36%, 9/15/31, Callable 10/15/28 @ 100(a) ............. 647 650
Series 2026-1A, Class B, 4.59%, 7/15/32, Callable 10/15/29 @ 100(a) ............. 2,500 2,447
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39%, 1/15/31, Callable 2/15/29
@ 100(a) ......................................................... 2,000 1,980
Ford Credit Auto Owner Trust ..............................................
Series 2022-1, Class D, 5.16%, 11/15/34, Callable 5/15/27 @ 100(a) .............. 2,500 2,497
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 2,467 2,488
Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 6,150 6,279
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class B, 5.55%, 5/15/29,
Callable 9/15/27 @ 100(a) ............................................ 2,143 2,148

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 6/15/28 @ 100(a) .............. $ 1,660 $ 1,684
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 6/15/28 @ 100(a) .............. 998 1,015
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-4A, Class E, 4.43%, 10/16/28, Callable 3/15/27 @ 100(a) ............. 750 750
Series 2026-2A, Class B, 4 .63%, 9/16/30(a) ................................ 1,500 1,494
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class B, 6.67%, 12/17/29, Callable 10/15/28 @ 100(a) ............ 3,110 3,156
Series 2025-1A, Class A2, 4.71%, 4/15/30, Callable 4/15/29 @ 100(a) ............. 625 626
Series 2025-1A, Class D, 5.74%, 4/15/32, Callable 4/15/29 @ 100(a) .............. 2,353 2,364
GM Financial Consumer Automobile Receivables Trust ...........................
Series 2025-1, Class B, 5.00%, 8/16/30, Callable 4/16/28 @ 100 ................. 2,000 2,010
Series 2026-2, Class B, 4.44%, 4/16/32, Callable 7/16/29 @ 100 ................. 2,000 1,971
GreenState Auto Receivables Trust, Series 2024-1A, Class A4, 5.17%, 1/15/30, Callable
1/15/28 @ 100(a) ................................................... 5,500 5,537
GTE Auto Receivables Trust, Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 5/15/27 @
100(a) ........................................................... 5,065 5,078
Hertz Vehicle Financing LLC, Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @
100(a) ........................................................... 3,500 3,431
LAD Auto Receivables Trust ...............................................
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 9/15/27 @ 100(a) .............. 611 612
Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 1/15/28 @ 100(a) ............. 1,433 1,439
Series 2026-1A, Class A4, 4.05%, 12/15/31, Callable 8/15/29 @ 100(a) ............ 1,500 1,461
Series 2026-1A, Class B, 4.22%, 2/15/33, Callable 8/15/29 @ 100(a) .............. 1,500 1,457
LAD Select Auto Receivables Trust, Series 2026-A, Class B, 5.00%, 11/15/32, Callable
2/15/30 @ 100(a) ................................................... 2,000 1,999
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A4, 4.89%, 7/15/32, Callable
11/15/28 @ 100(a) .................................................. 1,800 1,809
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A4, 4.92%, 4/15/31, Callable
10/15/28 @ 100 .................................................... 3,000 3,020
Merchants Fleet Funding LLC, Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 12/20/26 @
100(a) ........................................................... 4,299 4,328
Nissan Auto Lease Trust, Series 2025-A, Class C, 5.11%, 6/15/29, Callable 11/15/27 @ 100 . 2,205 2,213
OCCU Auto Receivables Trust .............................................
Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 1/15/28 @ 100(a) .............. 1,500 1,528
Series 2025-1A, Class A4, 4.79%, 1/15/31, Callable 9/15/29 @ 100(a) ............. 2,000 2,002
Series 2025-1A, Class B, 4.94%, 4/15/31, Callable 9/15/29 @ 100(a) .............. 1,215 1,210
PenFed Auto Receivables Owner Trust ........................................
Series 2024-A, Class A4, 4.75%, 3/15/30, Callable 9/15/28 @ 100(a) .............. 4,500 4,510
Series 2025-A, Class A4, 4.19%, 5/15/31, Callable 6/15/29 @ 100(a) .............. 1,500 1,475
Series 2025-A, Class B, 4.37%, 7/15/31, Callable 6/15/29 @ 100(a) ............... 667 650
Series 2026-A, Class A4, 4.75%, 6/15/32, Callable 11/15/29 @ 100(a) ............. 1,500 1,498
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55%, 12/20/28, Callable 4/20/27 @ 100(a) 1,182 1,187
SBNA Auto Receivables Trust ..............................................
Series 2024-A, Class A4, 5.21%, 4/16/29, Callable 9/15/28 @ 100(a) .............. 3,450 3,460
Series 2024-A, Class B, 5.29%, 9/17/29, Callable 9/15/28 @ 100(a) ............... 3,450 3,470
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 11/15/27 @ 100(a) ............ 900 908
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 11/15/27 @ 100(a) ............ 3,000 3,045
Series 2024-1A, Class B, 5.33%, 7/15/30, Callable 4/15/28 @ 100(a) .............. 3,980 4,002
Series 2025-1A, Class B, 4.78%, 12/15/31, Callable 6/15/29 @ 100(a) ............. 3,000 2,967
Series 2026-1A, Class B, 4.95%, 7/15/32 , Callable 3/15/30 @ 100(a) .............. 2,000 1,982
Securitized Term Auto Receivables Trust ......................................
Series 2025-A, Class B, 5.04%, 7/25/31, Callable 2/25/28 @ 100(a) ............... 598 600
Series 2026-A, Class B, 4.28%, 3/25/33, Callable 7/25/29 @ 100(a) ............... 1,204 1,197
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class B, 5.71%, 1/22/30, Callable 10/20/27 @ 100(a) ............. 1,500 1,517
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 1/20/28 @ 100(a) .............. 1,218 1,230
Series 2024-2A, Class B, 5.41%, 8/20/30, Callable 5/20/28 @ 100(a) .............. 4,349 4,398
Series 2024-3A, Class B, 4.76%, 11/20/31, Callable 8/20/28 @ 100(a) ............. 3,000 2,999
Series 2026-2A, Class B, 4.89%, 5/20/33, Callable 8/20/30 @ 100(a) .............. 1,470 1,461
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-BA, Class B, 4.75%,
7/20/30, Callable 5/20/29 @ 100(a) ...................................... 1,700 1,691

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Tesla Auto Lease Trust, Series 2024-A, Class A4, 5.31%, 12/20/27, Callable 8/20/26 @ 100(a) $ 1,683 $ 1,683
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A4, 4.37%, 5/21/29,
Callable 12/20/27 @ 100(a) ........................................... 1,500 1,496
Toyota Auto Receivables Owner Trust, Series 2024-D, Class A4, 4.43%, 4/15/30 , Callable
7/15/28 @ 100 ..................................................... 2,883 2,880
Truist Bank Auto Credit-Linked Notes ........................................
Series 2025-1, Class B, 4.73%, 9/26/33, Callable 4/25/28 @ 100(a) ............... 609 608
Series 2026-1, Class B, 5.07%, 6/26/34, Callable 4/25/30 @ 100(a) ............... 1,303 1,301
United Auto Credit Securitization Trust, Series 2026-1, Class B, 4.63%, 5/10/29, Callable
3/10/29 @ 100(a) ................................................... 1,500 1,492
USB Auto Owner Trust ...................................................
Series 2025-1A, Class A4, 4.62%, 12/16/30, Callable 6/15/28 @ 100(a) ............ 1,500 1,500
Series 2025-1A, Class B, 4.81%, 1/15/31, Callable 6/15/28 @ 100(a) .............. 1,000 1,001
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 10/15/27 @ 100(a) ........... 2,594 2,606
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 10/15/27 @ 100(a) ............. 1,600 1,616
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 10/15/27 @ 100(a) ............. 3,500 3,549
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75%, 7/16/35(a) ............ 2,000 1,993
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98%, 9/16/30, Callable
7/15/28 @ 100(a) ................................................... 1,563 1,568
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 461 462
Series 2024-1A, Class B, 5.50%, 2/18/39(a) ................................ 3,167 3,192
World Omni Select Auto Trust, Series 2026-A, Class B, 4.92%, 6/15/32, Callable 6/15/30 @
100 ............................................................. 1,500 1,490
210,264
ABS Card (0.8%):
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24%, 4/15/31 .... 1,985 2,021
Capital One Multi-Asset Execution Trust ......................................
Series 2021-A2, Class A2, 1.39%, 7/15/30 ................................. 1,985 1,872
Series 2026-A2, Class A, 5.11%, 7/15/38, Callable 7/15/36 @ 100 ................ 1,327 1,316
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30 ......... 5,000 4,942
Golden Credit Card Trust .................................................
Series 2021-1A, Class B, 1.44%, 8/15/28(a) ................................ 4,500 4,496
Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................................ 4,467 4,462
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................. 2,344 2,315
Master Credit Card Trust II, Series 2023-4A, Class C, 7.53%, 10/21/32(a) .............. 1,273 1,350
Trillium Credit Card Trust II ...............................................
Series 2023-2A, Class C, 6.32%, 3/26/33(a) ................................ 3,603 3,655
Series 2025-1A, Class B, 4.41%, 9/26/30(a) ................................ 1,500 1,492
27,921
ABS Other (4.5%):
Amur Equipment Finance Receivables LLC ....................................
Series 2026-1A, Class A2, 4.73%, 11/21/33, Callable 11/20/30 @ 100(a) ........... 2,000 1,999
Series 2026-1A, Class B, 5.06%, 11/21/33, Callable 11/20/30 @ 100(a) ............ 1,500 1,494
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class B, 6.03%, 12/20/29,
Callable 6/20/27 @ 100(a) ............................................ 2,875 2,898
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class C, 5.55%, 1/21/31,
Callable 1/20/28 @ 100(a) ............................................ 1,365 1,372
Ansley Park Capital LLC .................................................
Series 2025-A, Class A2, 4.43%, 4/20/35, Callable 10/20/30 @ 100(a) ............. 821 818
Series 2025-A, Class B, 4.60%, 4/20/35, Callable 10/20/30 @ 100(a) .............. 2,000 1,964
Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.49%, 7/15/31, Callable 2/15/29 @
100(a) ........................................................... 65 65
Barings Equipment Finance LLC ............................................
Series 2025-A, Class A4, 5.02%, 6/13/50, Callable 5/13/31 @ 100(a) .............. 1,900 1,913
Series 2025-B, Class A4, 4.29%, 9/13/50, Callable 6/13/31 @ 100(a) .............. 1,960 1,920
Capteris Equipment Finance LLC, Series 2026-1A, Class A2, 4.44%, 9/20/33, Callable 8/20/30
@ 100(a) ......................................................... 1,972 1,964
CCG Receivables Trust ...................................................
Series 2023-1, Class A2, 5.82%, 9/16/30, Callable 10/14/26 @ 100(a) ............. 25 25
Series 2023-1, Class B, 5.99%, 9/16/30, Callable 10/14/26 @ 100(a) .............. 985 988

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1, Class B, 5.08%, 3/15/32 , Callable 6/14/28 @ 100(a) ............... $ 4,000 $ 4,021
Series 2025-1, Class B, 4.69%, 10/14/32, Callable 10/14/28 @ 100(a) ............. 990 986
Series 2026-1, Class B, 4.97%, 1/17/34, Callable 2/14/30 @ 100(a) ............... 1,500 1,491
CF Hippolyta Issuer LLC .................................................
Series 2020-1, Class A1, 1.69%, 7/15/60(a) ................................ 467 384
Series 2021-1A, Class A1, 1.53%, 3/15/61(a) ............................... 2,746 2,146
Crossroads Asset Trust ...................................................
Series 2024-A, Class B, 5.94%, 8/20/30, Callable 3/20/28 @ 100 (a) ............... 2,518 2,543
Series 2025-A, Class B, 5.20%, 2/20/32, Callable 11/20/28 @ 100(a) .............. 228 228
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49, Callable
5/20/27 @ 100(a) ................................................... 3,256 3,140
Dell Equipment Finance Trust ..............................................
Series 2025-2, Class B, 4.34%, 3/24/31, Callable 6/22/28 @ 100(a) ............... 1,000 991
Series 2026-1A, Class B, 4.65%, 12/22/31, Callable 12/22/28 @ 100(a) ............ 1,000 993
Dext ABS LLC ........................................................
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 2/15/28 @ 100(a) ............... 2,333 2,425
Series 2025-1, Class D, 5.65%, 2/15/36, Callable 12/15/28 @ 100(a) .............. 2,000 1,983
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable
8/20/26 @ 100(a) ................................................... 5,667 5,597
Diamond Issuer LLC, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 8/20/26 @ 100(a) . 4,875 4,765
DLLAA LLC, Series 2025-1A, Class A4, 5.08%, 4/20/33, Callable 3/20/29 @ 100(a) ...... 2,375 2,397
DLLAD LLC, Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 1/20/29 @ 100(a) ...... 2,257 2,291
DLLMT LLC ..........................................................
Series 2023-1A, Class A3, 5.34%, 3/22/27, Callable 2/20/27 @ 100(a) ............. 34 34
Series 2023-1A, Class A4, 5 .35%, 3/20/31, Callable 2/20/27 @ 100(a) ............. 2,286 2,293
Series 2024-1A, Class A4, 4.98%, 4/20/32, Callable 4/20/28 @ 100(a) ............. 1,758 1,769
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38(a)(b) ............... 6,538 6,510
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2025-1, Class A4, 4.58%, 1/15/32, Callable 5/15/29 @ 100(a) .............. 1,990 1,985
Series 2025-2, Class B, 4.50%, 9/15/32, Callable 1/15/30 @ 100(a) ............... 1,450 1,420
Series 2026-1, Class B, 5.14%, 5/16/33, Callable 10/15/30 @ 100(a) .............. 1,440 1,435
HPEFS Equipment Trust, Series 2025-1A, Class B, 4.51%, 9/20/32, Callable 4/20/29 @ 100(a) 2,000 1,993
Iskandar Enterprise LLC, Series 2026-1A, Class A23, 5.54%, 4/17/56, Callable 4/15/29 @
100(a) ........................................................... 1,500 1,471
John Deere Owner Trust, Series 2024-B, Class A4, 5.19%, 5/15/31, Callable 3/15/28 @ 100 . 1,100 1,110
Kubota Credit Owner Trust ................................................
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 4/15/28 @ 100(a) ............. 1,300 1,312
Series 2026-2A, Class A4, 4.70%, 12/15/31, Callable 4/15/30 @ 100(a) ............ 1,500 1,496
M&T Equipment LEAF1 Notes, Series 2024-1A, Class A4, 4.94%, 8/18/31, Callable 6/16/28
@ 100(a) ......................................................... 1,600 1,602
M&T Equipment LLC, Series 2026-1A, Class A4, 4.91%, 7/18/33, Callable 4/17/30 @ 100(a) 1,000 999
MMAF Equipment Finance LLC ............................................
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 1,750 1,771
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 10/13/30 @ 100(a) ............. 210 212
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 1/20/27 @ 100(a) ....... 248 242
NMEF Funding LLC ....................................................
Series 2023-A, Class B, 6 .83%, 6/17/30, Callable 7/15/27 @ 100(a) ............... 1,906 1,915
Series 2025-A, Class B, 5.18%, 7/15/32, Callable 8/15/28 @ 100(a) ............... 1,404 1,406
Series 2025-B, Class B, 4.73%, 1/18/33, Callable 7/15/28 @ 100(a) ............... 2,000 1,989
Series 2026-A, Class A3, 4.20%, 2/15/34, Callable 1/15/30 @ 100(a) .............. 2,000 1,977
NP SPE X LP, Series 2019-2A, Class C1, 6.44%, 11/19/49(a) ....................... 4,143 3,389
Oaktree ABF Equipment ST LLC, Series 2026-1A, Class B, 4.91%, 10/17/33 , Callable 8/15/28
@ 100(a) ......................................................... 773 769
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable 1/20/28 @ 100(a) ............ 3,500 3,538
Series 2025-1A, Class A3, 5.04%, 7/20/32, Callable 9/20/28 @ 100(a) ............. 837 841
Series 2026-1A, Class A3, 4.39%, 7/20/33, Callable 7/20/29 @ 100(a) ............. 1,714 1,697
Post Road Equipment Finance LLC, Series 2025-1A, Class C, 5.13%, 5/15/31, Callable
7/15/28 @ 100(a) ................................................... 2,061 2,055
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35 ....................... 8,545 8,267
QTS Issuer ABS II LLC, Series 2026-4A, Class A2, 5.70%, 3/5/56, Callable 3/5/29 @ 100(a) 3,000 2,943
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 8/15/50,
Callable 8/15/28 @ 100(a) ............................................ 2,000 1,941

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
SCF Equipment Leasing LLC ..............................................
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 8/20/29 @ 100(a) .............. $ 3,000 $ 3,031
Series 2024-1A, Class A3, 5.52%, 1/20/32, Callable 11/20/29 @ 100(a) ............ 2,620 2,646
SLR Equipment Finance LLC, Series 2026-1A, Class B, 5.60%, 4/15/33, Callable 1/15/29 @
100(a) ........................................................... 1,106 1,108
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, 5.00%, 3/27/56, Callable 3/25/29
@ 100(a) ......................................................... 1,625 1,560
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55, Callable 3/25/28 @
100(a) ........................................................... 4,000 3,877
Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, 8/15/55, Callable 8/15/28 @
100(a) ........................................................... 2,000 1,939
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, 3/15/56, Callable 3/15/29 @ 100(a) .. 1,161 1,121
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 8/15/26 @ 100(a) ............ 4,000 3,923
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 8/15/26 @ 100(a) .............. 2,438 2,409
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 9/12/27 @ 100(a) ............. 351 354
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 8/12/28 @ 100(a) ............ 1,022 1,034
Verizon Master Trust, Series 2025-10, Class A, 4.28%, 10/20/33, Callable 10/20/30 @ 100(a) 2,000 1,962
Volvo Financial Equipment LLC ............................................
Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 5/15/28 @ 100(a) ............. 3,500 3,484
Series 2025-1A, Class A4, 4.53%, 10/15/31, Callable 2/15/29 @ 100(a) ............ 1,990 1,985
Series 2026-1A, Class A4, 4.04%, 1/17/33, Callable 2/15/30 @ 100(a) ............. 2,000 1,959
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35 ..... 5,620 4,974
Yamaha Motor Master Trust II, Series 2026-A, Class A1, 4.43%, 4/15/31, Callable 4/15/29 @
100(a) ........................................................... 1,500 1,488
Zayo Issuer LLC .......................................................
Series 2025-1A, Class A2, 5.65%, 3/20/55, Callable 9/20/28 @ 100(a) ............. 4,500 4,502
Series 2025-2A, Class A2, 5.95%, 6/20/55, Callable 12/20/28 @ 100(a) ............ 2,000 2,015
159,553
Agency ABS Other (0.9%):
CIT Education Loan Trust, Series 2007-1, Class B, 4.20% (SOFR90A+56bps), 6/25/42,
Callable 9/25/26 @ 100(a) (c) .......................................... 1,603 1,406
Navient Student Loan Trust ................................................
Series 2015-2, Class B, 5.23% (SOFR30A+161bps), 8/25/50, Callable 1/25/34 @ 100(c) 3,000 2,974
Series 2018-2A, Class B, 4.88% (SOFR30A+126bps), 3/25/67, Callable 4/25/38 @
100(a) (c) ......................................................... 3,500 3,340
SLM Student Loan Trust ..................................................
Series 2003-14, Class B, 4.44% (SOFR90A+81bps), 10/25/65, Callable 10/25/26 @
100(c) ........................................................... 620 602
Series 2005-9, Class B, 4.19% (SOFR90A+56bps), 1/25/41, Callable 10/25/28 @ 100(c) 1,078 1,031
Series 2006-10, Class B, 4.11% (SOFR90A+48bps), 3/25/44, Callable 1/25/30 @ 100(c) 811 770
Series 2007-1, Class B, 4.11% (SOFR90A+48bps), 1/27/42, Callable 10/25/29 @ 100(c) 2,942 2,705
Series 2007-7, Class B, 4.64% (SOFR90A+101bps), 10/27/70, Callable 10/25/26 @
100(c) ........................................................... 5,740 6,607
Series 2012-6, Class B, 4.73% (SOFR30A+111bps), 4/27/43, Callable 5/25/30 @ 100(c) 12,862 12,349
31,784
Total Asset-Backed Securities (Cost $430,599)
a
a
a
429,522
Collateralized Mortgage Obligations (6.1%)
Agency CMO Other (0.9%):
Federal Home Loan Mortgage Corporation REMICS .............................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 1,238 1,247
Series 5598, Class PG, 4.50%, 11/25/55 ................................... 3,511 3,372
Series 5665, Class HE, 5.00%, 6/25/36 ................................... 3,871 3,821
Series 5677, Class C, 5.00%, 12/25/54 .................................... 1,480 1,457
Federal Home Loan Mortgage Corporation STRIPS ..............................
Series 440, Class DB, 4.50%, 5/25/36 .................................... 1,927 1,868
Series 452, Class AB, 5.05%, 6/25/36 .................................... 5,878 5,818
Federal National Mortgage Association REMICS, Series 2025-40, Class B, 5.00%, 10/25/50 . 882 881
Government National Mortgage Association ....................................
Series 2024-1, Class GA, 4.50%, 6/20/50 .................................. 4,491 4,428

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Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-160, Class MA, 4.50%, 6/20/52 ................................ $ 2,894 $ 2,837
Series 2024-95, Class AB, 2.50%, 6/20/45 ................................. 1,554 1,405
Series 2025-114, Class JA, 4.50%, 8/20/51 ................................. 1,166 1,145
Series 2025-196, Class GA, 4.75%, 5/20/65 ................................ 3,587 3,561
31,840
Agency Commercial MBS (1.0%):
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates .
Series K097, Class A2, 2.51%, 7/25/29 ................................... 8,000 7,537
Series K100, Class A2, 2.67%, 9/25/29 ................................... 5,455 5,148
Series K121, Class A2, 1.55%, 10/25/30 .................................. 435 384
Series K135, Class A2, 2.15%, 10/25/31(d) ................................ 1,200 1,060
Series K138, Class A2, 2.48%, 1/25/32 ................................... 980 875
Series KG02, Class A2, 2.41%, 8/25/29 ................................... 9,091 8,558
Series S8FX, Class A1, 3.02%, 3/25/27 ................................... 1,885 1,874
Federal National Mortgage Association .......................................
Series 2017-M2, Class A2, 2.86%, 2/25/27(d) ............................... 1,504 1,494
Series 2017-M7, Class A2, 2.96%, 2/25/27(d) ............................... 1,685 1,672
Series 2018-M4, Class A2, 3.07%, 3/25/28(d) ............................... 4,277 4,194
Series 2022-M12, Class A, 3.02%, 12/25/28(d) .............................. 2,276 2,201
34,997
Commercial MBS (4.2%):
ALA Trust ............................................................
Series 2025-OANA, Class A, 5.42% (TSFR1M+174bps), 6/15/40(a)(b)(c) .......... 3,000 3,011
Series 2025-OANA, Class B, 5.52% (TSFR1M+184bps), 6/15/40(a)(b)(c) .......... 2,000 2,005
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM, Class A, 5.33% (TSFR1M+165bps), 8/15/42(a)(b)(c) .......... 1,000 1,002
Series 2025-ATRM, Class B, 5.78% (TSFR1M+210bps), 8/15/42(a)(b)(c) .......... 1,277 1,269
Aventura Mall Trust, Series 2018-AVM, Class A, 4.11%, 7/5/40(a)(b)(d) ............... 5,000 4,915
BANK, Series 2017-BNK4, Class B, 4.00%, 5/15/50 , Callable 4/15/27 @ 100 ........... 5,600 5,302
Benchmark Mortgage Trust ................................................
Series 2020-B22, Class A5, 1.97%, 1/15/54, Callable 1/15/31 @ 100 .............. 2,000 1,751
Series 2026-B42, Class ASB, 4.94%, 3/15/59, Callable 3/15/36 @ 100 ............. 2,000 1,969
BX Commercial Mortgage Trust ............................................
Series 2020-VIV4, Class A, 2.84%, 3/9/44, Callable 3/9/30 @ 100(a)(b) ............ 2,265 2,085
Series 2025-JDI, Class A, 5.08% (TSFR1M+140bps), 11/15/42(a)(b)(c) ............ 1,398 1,401
Series 2026-ALOHA, Class A, 5.03% (TSFR1M+135bps), 4/15/43(a)(b)(c) ......... 1,500 1,501
Series 2026-CSMO, Class A, 5.08% (TSFR1M+140bps), 2/15/43(a)(b)(c) .......... 1,390 1,392
Series 2026-CSMO, Class B, 5.38% (TSFR1M+170bps), 2/15/43(a)(b)(c) .......... 1,220 1,228
BX Trust .............................................................
Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100(a)(b) .......... 9,231 8,672
Series 2025-ARIA, Class A, 5.03%, 12/13/42(a)(b)(d) ......................... 2,250 2,233
Series 2025-GW, Class A, 5.28% (TSFR1M+160bps), 7/15/42(a)(b)(c) ............ 2,000 2,003
Series 2025-VOLT, Class A, 5.38% (TSFR1M+170bps), 12/15/44(a)(b)(c) .......... 2,500 2,493
Series 2026-CLS, Class A, 5.08% (TSFR1M+140bps), 5/15/43(a)(b)(c) ............ 1,500 1,501
BXP Trust ............................................................
Series 2021-601L, Class A, 2.62%, 1/15/44(a)(b) ............................ 1,000 861
Series 2021-601L, Class C, 2.78%, 1/15/44(a)(b)(d) .......................... 6,500 5,418
Series 2021-601L, Class D, 2.78%, 1/15/44(a)(b)(d) .......................... 3,500 2,798
COMM Mortgage Trust ..................................................
Series 2012-CR4, Class AM, 3.25%, 10/15/45, Callable 10/15/26 @ 100(b) ......... 8,600 8,419
Series 2012-CR4, Class XA, 1.14%, 10/15/45, Callable 8/15/26 @ 100(b)(d) ........ 10,719 95
Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100(a)(b) .......... 3,500 2,959
Series 2024-277P, Class A, 6.34%, 8/10/44(a)(b) ............................ 4,000 4,110
CRSNT Trust, Series 2026-MOON, Class A, 5.08% (TSFR1M+140bps), 2/15/43(a)(b)(c) ... 2,000 2,000
CSMC Trust, Series 2020-WEST, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100(a)(b) ... 2,500 2,123
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @
100(a)(b) ......................................................... 2,500 —(e)
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 5.42% (TSFR1M+174bps), 4/15/37(a)(b)
(c) ............................................................. 2,000 1,999
GGP, Series 2026-TY, Class A, 4.67%, 3/5/43(a)(b)(d) ............................ 1,500 1,467
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34(a)(b) .... 1,591 1,416

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Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53, Callable 1/13/30
@ 100 ........................................................... $ 4,231 $ 3,947
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.46%, 2/5/45(a)(b)(d) ......... 2,833 2,841
Hudson Yards Mortgage Trust ..............................................
Series 2019-55HY, Class A, 2.94%, 12/10/41(a)(b)(d) ......................... 2,000 1,862
Series 2025-SPRL, Class A, 5.47%, 1/13/40(a)(b)(d) .......................... 3,242 3,275
Series 2026-10HY, Class A, 5.09%, 12/10/39(a)(b)(d) ......................... 3,692 3,660
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 5.52% (TSFR1M+184bps),
9/15/41(a)(b)(c) .................................................... 3,100 3,099
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.38%, 3/15/32(a)(b) ...... 6,000 5,421
IRV Trust, Series 2025-200P, Class A, 5.29%, 3/14/47, Callable 2/14/35 @ 100(a)(b)(d) .... 1,950 1,928
JW Commercial Mortgage Trust, Series 2026-MRCO, Class A, 5.18% (TSFR1M+150bps),
6/15/39(a)(b)(c) .................................................... 1,201 1,202
LBA Trust, Series 2026-LBA6, Class A, 4.85% (TSFR1M+120bps), 7/15/43(a)(b)(c) ...... 1,500 1,500
LEX Mortgage Trust, Series 2024-BBG, Class A, 4.87%, 10/13/33, Callable 10/13/28 @ 100(a)
(b)(d) ........................................................... 2,407 2,390
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A, 4.75%, 10/15/42(a)(b)(d) .. 1,818 1,787
Manhattan West Mortgage Trust ............................................
Series 2020-1MW, Class A, 2.13%, 9/10/39(a)(b) ............................ 3,980 3,859
Series 2020-1MW, Class C, 2.33%, 9/10/39(a)(b)(d) .......................... 1,000 967
Series 2026-2MW, Class A, 5.32%, 6/10/48(a)(b)(d) .......................... 2,000 1,970
NYC Trust, Series 2026-9W57, Class A, 4.89%, 6/6/40, Callable 6/6/31 @ 100(a)(b)(d) .... 1,500 1,478
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)(b) ................ 6,480 5,966
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A, 4.93% (TSFR1M+125bps),
8/15/42(a)(b)(c) .................................................... 1,000 1,000
SCOTT Trust, Series 2023-SFS, Class A, 5.91%, 3/10/40(a)(b) ...................... 4,000 4,037
SHOPS Commercial Mortgage Trust, Series 2026-CSTL, Class A, 4.81%, 5/5/39(a)(b)(d) ... 2,000 1,966
SLG Office Trust .......................................................
Series 2021-OVA, Class A, 2.59%, 7/15/41(a)(b) ............................ 5,200 4,591
Series 2026-OMA, Class A, 4.97%, 4/15/41(a)(b)(d) .......................... 4,050 4,007
Series 2026-OMA, Class B, 5.16%, 4/15/41(a)(b)(d) .......................... 1,500 1,483
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.12% (TSFR1M+144bps),
2/15/42(a)(b)(c) .................................................... 3,993 3,962
Wells Fargo Commercial Mortgage Trust, Series 2025-HI, Class A, 5.37% (TSFR1M+169bps),
10/15/42(a)(b)(c) ................................................... 1,500 1,503
149,099
Total Collateralized Mortgage Obligations (Cost $224,924)
a
a
a
215,936
Shares
Preferred Stocks (0.9%)
Consumer Staples (0.2%):
CHS, Inc., Series 1, 7.88%(f) .............................................. 190,818 4,908
Financials (0.0%):(g)
Citigroup Capital XIII, 10.47% (TSFR3M+663bps), 10/30/40(c) ..................... 40,000 1,093
Real Estate (0.7%):
Mid-America Apartment Communities, Inc., Series I, 8.50%(f)(h) .................... 219,731 11,471
Prologis, Inc., Series Q, 8.54%(f) ........................................... 283,503 14,643
26,114
Total Preferred Stocks (Cost $29,485)
a
a
a
32,115
Principal Amount
(000)
Senior Secured Loans (0.1%)
Financials (0.1%):
Edelman Financial Engines Center LLC, Initial Term Loan, First Lien, 7.64%
(SOFR01M+400bps), 11/28/31(c) ....................................... 2,500 2,508
Real Estate (0.0%):(g)
QTS Thunder Managing Issuer LLC, Term Loan, 6.03% (SOFR03M+225bps), 7/22/33(c) ... 2,500 2,462
Total Senior Secured Loans (Cost $4,964)
a
a
a
4,970

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (36.3%)
Communication Services (1.2%):
Alphabet, Inc., 4.70%, 11/15/35 , Callable 8/15/35 @ 100 .......................... $ 1,500 $ 1,428
AT&T, Inc., 5.13%, 4/30/36, Callable 1/30/36 @ 100 ............................. 3,000 2,858
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%,
6/1/41, Callable 12/1/40 @ 100 ......................................... 5,000 3,381
Comcast Corp.
3.90%, 3/1/38, Callable 9/1/37 @ 100 .................................... 3,000 2,449
2.89%, 11/1/51 , Callable 5/1/51 @ 100 ................................... 3,500 1,852
CSC Holdings LLC, 5.50%, 4/15/27, Callable 9/5/26 @ 100(a) ...................... 3,000 1,856
Discovery Global Holdings, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100 .............. 1,580 1,570
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100 ....... 3,935 3,364
Meta Platforms, Inc.
5.50%, 11/15/45, Callable 5/15/45 @ 100 .................................. 2,800 2,424
6.20%, 5/15/46, Callable 11/15/45 @ 100 .................................. 2,000 1,879
Paramount Global
4.20%, 6/1/29, Callable 3/1/29 @ 100 .................................... 4,000 3,796
4.38%, 3/15/43 .................................................... 1,500 915
T-Mobile USA, Inc.
2.55%, 2/15/31, Callable 11/15/30 @ 100 .................................. 5,000 4,486
5.70%, 1/15/56, Callable 7/15/55 @ 100 .................................. 2,000 1,764
Verizon Communications, Inc.
4.13%, 8/15/46 .................................................... 5,000 3,732
2.88%, 11/20/50, Callable 5/20/50 @ 100 .................................. 3,000 1,716
6.20% (H15T5Y+204bps), 5/14/56, Callable 2/14/36 @ 100(c) .................. 2,000 1,957
41,427
Consumer Discretionary (1.5%):
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100 .................................... 3,750 3,272
3.85%, 3/1/32, Callable 12/1/31 @ 100 ................................... 4,500 4,165
Daimler Truck Finance North America LLC, 2.38%, 12/14/28(a) ..................... 5,600 5,299
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100 ......................... 6,166 5,357
Hasbro, Inc., 4.65%, 3/12/31, Callable 2/12/31 @ 100 ............................. 1,269 1,243
Kohl's Corp., 5.13%, 5/1/31, Callable 2/1/31 @ 100 .............................. 3,000 2,689
Marriott International, Inc.
4.63%, 6/15/30, Callable 3/15/30 @ 100 .................................. 2,333 2,307
5.10%, 5/1/38, Callable 2/1/38 @ 100 .................................... 1,500 1,407
Mattel, Inc., 5.00%, 11/17/30, Callable 10/17/30 @ 100 ........................... 464 460
Mobility Global, Inc., 6.05%, 6/15/36, Callable 3/15/36 @ 100(a) .................... 3,460 3,403
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100 ............................ 4,250 3,952
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 5,367 4,489
Smithsonian Institution, 2.65%, 9/1/39 ........................................ 2,000 1,497
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 8,250 7,417
Tapestry, Inc., 5.50%, 3/11/35, Callable 12/11/34 @ 100 ........................... 3,000 2,969
Volkswagen Group of America Finance LLC
5.65%, 3/25/32, Callable 1/25/32 @ 100(a) ................................ 3,000 3,011
5.80%, 3/27/35, Callable 12/27/34 @ 100(a) ............................... 2,000 1,978
54,915
Consumer Staples (1.9%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ................................ 3,000 2,593
2.80%, 2/10/51, Callable 8/2/50 @ 100(a) ................................. 2,000 1,125
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 3,400 3,319
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100 ................... 12,000 10,860
Cargill, Inc., 2.13%, 11/10/31, Callable 8/10/31 @ 100(a) .......................... 6,000 5,231
Constellation Brands, Inc., 2.25%, 8/1/31, Callable 5/1/31 @ 100 ..................... 5,645 4,938
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 7/15/30, Callable 8/16/26 @ 103.31(a) .............................. 3,600 3,620
5.60%, 1/15/31, Callable 12/15/30 @ 100(a) ............................... 1,481 1,454
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100 ....................... 3,000 2,677

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Keurig Dr. Pepper, Inc.
3.35%, 3/15/51, Callable 9/15/50 @ 100 .................................. $ 3,305 $ 2,078
4.50%, 4/15/52, Callable 10/15/51 @ 100 ................................. 1,695 1,305
Kraft Heinz Foods Co., 5.00%, 6/4/42 ........................................ 4,000 3,459
Maple Parent Holdings Corp., 5.70%, 3/26/36, Callable 12/26/35 @ 100(a) ............. 2,000 1,987
Mars, Inc., 5.65%, 5/1/45 , Callable 11/1/44 @ 100(a) ............................. 2,000 1,910
McCormick & Co., Inc.
2.50%, 4/15/30, Callable 1/15/30 @ 100 .................................. 2,000 1,836
1.85%, 2/15/31, Callable 11/15/30 @ 100 .................................. 2,000 1,747
Molson Coors Beverage Co., 5.50%, 7/8/36 , Callable 4/8/36 @ 100 ................... 1,630 1,601
SC Johnson & Son, Inc., 4.35%, 9/30/44, Callable 3/30/44 @ 100(a) .................. 7,000 5,550
Smithfield Foods, Inc., 4.25%, 2/1/27, Callable 11/1/26 @ 100(a) .................... 5,000 4,986
Sysco Corp., 4.95%, 3/25/36, Callable 12/25/35 @ 100 ............................ 1,056 995
The Kroger Co., 5.00%, 9/15/34, Callable 6/15/34 @ 100 .......................... 4,000 3,875
67,146
Energy (3.4%):
Academy Ltd., 5.88%, 5/15/31, Callable 5/15/28 @ 102.94(a) ....................... 2,000 1,979
APA Corp., 4.25%, 1/15/44, Callable 7/15/43 @ 100 .............................. 5,404 3,712
Boardwalk Pipelines LP, 5.38%, 2/15/36, Callable 11/15/35 @ 100 ................... 3,000 2,924
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100 ...................... 10,000 8,702
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a) ..................... 4,000 3,424
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100(a) ................. 4,000 3,720
ConocoPhillips Co.
4.15%, 11/15/34, Callable 5/15/34 @ 100 .................................. 4,500 4,115
5.55%, 3/15/54, Callable 9/15/53 @ 100 .................................. 3,485 3,211
Devon Energy Corp., 5.40%, 2/15/35, Callable 11/15/34 @ 100(a) .................... 3,000 2,960
Diamondback Energy, Inc., 5.75%, 4/18/54, Callable 10/18/53 @ 100 ................. 2,000 1,861
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54, Callable 4/15/54 @ 100 ................................. 3,000 2,732
6.20%, 1/15/55, Callable 7/15/54 @ 100 .................................. 3,385 3,325
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 8/17/26 @ 100(c)(f) ....................... 2,000 2,001
4.15%, 9/15/29, Callable 6/15/29 @ 100 .................................. 3,000 2,935
5.35%, 1/15/36, Callable 10/15/35 @ 100 ................................. 2,049 2,003
EOG Resources, Inc., 5.35%, 1/15/36, Callable 10/15/35 @ 100 ..................... 3,000 2,977
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100 .............................. 2,000 2,111
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100(a) ............ 4,000 3,644
Helmerich & Payne, Inc., 5.50%, 12/1/34, Callable 9/1/34 @ 100 .................... 4,000 3,874
HF Sinclair Corp., 6.25%, 1/15/35, Callable 10/15/34 @ 100 ........................ 3,000 3,081
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28, Callable 9/5/26 @ 101.04(a) ............................... 4,000 4,015
6.00%, 2/1/31, Callable 9/5/26 @ 103(a) .................................. 3,000 2,925
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100 .................. 2,000 1,683
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 8/21/26 @ 101.58 ................................ 2,000 1,966
3.75%, 2/15/31, Callable 8/21/26 @ 101.88(a) .............................. 1,332 1,238
NGPL PipeCo LLC, 5.60%, 8/15/36, Callable 2/15/36 @ 100(a) ..................... 2,300 2,226
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100 ................. 6,235 4,586
ONEOK, Inc.
5.05%, 11/1/34, Callable 8/1/34 @ 100 ................................... 3,000 2,888
6.25%, 10/15/55, Callable 4/15/55 @ 100 ................................. 1,000 956
Permian Resources Operating LLC, 6.25%, 2/1/33, Callable 8/1/27 @ 103.13(a) .......... 1,500 1,527
Phillips 66 Co.
4.65%, 11/15/34, Callable 5/15/34 @ 100 .................................. 1,000 952
4 .90%, 10/1/46, Callable 4/1/46 @ 100 ................................... 750 633
Plains All American Pipeline LP, 5.95%, 6/15/35, Callable 3/15/35 @ 100 .............. 2,400 2,430
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100 6,250 5,994
Repsol E&P Capital Markets US LLC, 5.98%, 9/16/35, Callable 6/16/35 @ 100(a) ........ 2,000 2,008
Rockies Express Pipeline LLC
4.95%, 7/15/29, Callable 4/15/29 @ 100(a) ................................ 6,500 6,416
4.80%, 5/15/30, Callable 2/15/30 @ 100(a) ................................ 3,000 2,921
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100(a) ............... 5,000 4,504
Targa Resources Corp., 5.55%, 8/15/35, Callable 5/15/35 @ 100 ..................... 2,400 2,380

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Western Midstream Operating LP
4.05%, 2/1/30, Callable 11/1/29 @ 100 ................................... $ 1,000 $ 964
5.25%, 2/1/50, Callable 8/1/49 @ 100 .................................... 500 416
118,919
Financials (10.1%):
Aegon Funding Co. LLC, 5.63%, 5/7/36 , Callable 2/7/36 @ 100 ..................... 3,000 2,923
American Express Co.
3.55% (H15T5Y+285bps), Callable 9/15/26 @ 100(c)(f) ....................... 1,000 996
4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(c) .................... 6,000 5,888
American Honda Finance Corp.
5.20%, 4/8/33 ..................................................... 1,500 1,478
5.20%, 3/5/35 ..................................................... 1,500 1,463
American International Group, Inc., 5.45%, 5/7/35, Callable 2/7/35 @ 100 .............. 4,500 4,500
American National Global Funding, 5.55%, 1/28/30(a) ............................ 1,648 1,656
American National Group, Inc., 6.00%, 7/15/35, Callable 4/15/35 @ 100 ............... 3,000 2,928
Ameriprise Financial, Inc., 5.35%, 6/15/36, Callable 3/15/36 @ 100 ................... 2,500 2,446
Antares Holdings LP, 6.35%, 10/23/29, Callable 9/23/29 @ 100(a) .................... 5,000 4,991
Aon North America, Inc.
5.45%, 3/1/34, Callable 12/1/33 @ 100 ................................... 2,000 2,003
5.75%, 3/1/54, Callable 9/1/53 @ 100 .................................... 2,000 1,858
Apollo Global Management, Inc., 5.15%, 8/12/35, Callable 5/12/35 @ 100 .............. 2,900 2,771
Ares Capital Corp., 5.25%, 4/12/31, Callable 3/12/31 @ 100 ........................ 2,000 1,934
Athene Global Funding, 5.13%, 6/1/29(a) ...................................... 3,000 2,996
Bank of America Corp.
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100(c)(f) ....................... 3,500 3,477
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(c) .................. 3,000 2,644
2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(c) .................. 2,500 2,158
Blackstone Private Credit Fund
5.35%, 3/12/31, Callable 2/12/31 @ 100 .................................. 2,000 1,913
5.95%, 5/15/31, Callable 4/15/31 @ 100(h) ................................ 840 822
Block Financial LLC, 3.88%, 8/15/30, Callable 5/15/30 @ 100 ...................... 2,000 1,891
Blue Owl Credit Income Corp.
3.13%, 9/23/26, Callable 9/5/26 @ 100 ................................... 500 498
5.80%, 3/15/30, Callable 2/15/30 @ 100 .................................. 1,500 1,456
Brown & Brown, Inc., 5.55%, 6/23/35, Callable 3/23/35 @ 100 ...................... 1,261 1,237
Capital One Financial Corp., 5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(c) ..... 3,500 3,542
Citizens Financial Group, Inc.
5.30% (H15T5Y+145bps), 1/29/36, Callable 1/29/31 @ 100(c) .................. 1,364 1,335
5.64% (H15T5Y+275bps), 5/21/37, Callable 5/21/32 @ 100(c) .................. 2,500 2,477
Clearinghouse Community Development Financial Institution, 7.00%, 10/15/30, Callable
9/15/30 @ 100(a) ................................................... 1,845 1,969
CNO Global Funding
4.95%, 9/9/29(a) ................................................... 2,227 2,217
4 .70%, 12/11/30(a) .................................................. 3,000 2,925
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable
6/1/31 @ 100(a)(c) .................................................. 4,000 3,490
Constellation Global Funding, 5.70%, 8/5/31(a) ................................. 2,000 1,994
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 3,000 2,986
Cullen/Frost Capital Trust II, 5.47% (TSFR3M+181bps), 3/1/34, Callable 9/5/26 @ 100(c) .. 5,000 4,580
CVS Pass-Through Trust, 6.04%, 12/10/28 ..................................... 1,762 1,773
ERAC USA Finance LLC, 5.25%, 4/30/36, Callable 1/30/36 @ 100(a) ................. 4,000 3,913
F&G Global Funding, 2.00%, 9/20/28(a) ...................................... 4,000 3,732
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a) ................ 6,500 6,453
Fidelity National Information Services, Inc., 4.80%, 3/10/31, Callable 2/10/31 @ 100 ...... 1,321 1,297
Fifth Third Bancorp, 4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100(c) ......... 6,957 6,616
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100 ............... 4,000 3,458
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 8,850 8,900
Fiserv, Inc.
5.63%, 8/21/33, Callable 5/21/33 @ 100 .................................. 1,550 1,539
5.45%, 3/15/34, Callable 12/15/33 @ 100 ................................. 5,250 5,114

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Ford Motor Credit Co. LLC
6.80%, 11/7/28, Callable 10/7/28 @ 100 .................................. $ 2,000 $ 2,059
6.13%, 3/8/34, Callable 12/8/33 @ 100 ................................... 2,000 1,991
5.87%, 10/31/35 , Callable 7/31/35 @ 100 ................................. 2,000 1,930
GA Global Funding Trust, 2.90%, 1/6/32(a) .................................... 3,000 2,613
Gabx Leasing LLC, 5.30%, 4/15/36, Callable 1/15/36 @ 100(a) ...................... 2,500 2,416
Global Payments, Inc.
2.90%, 11/15/31 , Callable 8/15/31 @ 100 .................................. 6,500 5,679
5.40%, 8/15/32, Callable 5/15/32 @ 100(h) ................................ 1,750 1,724
5.40%, 3/15/33, Callable 1/15/33 @ 100 .................................. 1,000 973
5.55%, 11/15/35, Callable 8/15/35 @ 100 .................................. 1,500 1,429
Globe Life, Inc., 5.85%, 9/15/34, Callable 6/15/34 @ 100 .......................... 2,308 2,341
Golub Capital Private Credit Fund, 5.60%, 4/15/31, Callable 3/15/31 @ 100(a) ........... 1,500 1,431
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34, Callable 8/15/34 @ 100 (a) ............ 6,589 6,211
Horseshoe Funding Trust, 6.06%, 2/15/36, Callable 11/15/35 @ 100(a) ................ 583 581
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(c) ...................... 2,750 2,741
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(c) .................. 7,676 6,557
Huntington Capital Trust I, 4.78% (TSFR3M+96bps), 2/1/27, Callable 9/5/26 @ 100(c) ..... 2,300 2,271
Hyundai Capital America, 5.00%, 4/7/31, Callable 3/7/31 @ 100(a) ................... 3,500 3,463
ILFC E-Capital Trust I, 6.48%, 12/21/65, Callable 9/5/26 @ 100(a) ................... 10,000 8,423
JPMorgan Chase & Co.
4.57% (TSFR3M+76bps), 2/1/27, Callable 9/5/26 @ 100(c) .................... 4,000 3,982
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100 (c) ...................... 2,750 2,404
5.29% (SOFR+146bps), 7/22/35, Callable 7/22/34 @ 100(c) .................... 7,250 7,183
5.80% (H15T5Y+125bps), 7/23/41, Callable 7/23/36 @ 100(c) .................. 2,500 2,471
KeyBank NA
3.90%, 4/13/29 .................................................... 3,000 2,914
4.90%, 8/8/32 ..................................................... 1,000 970
KeyCorp, 4.79% (SOFRINDX+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(c) ......... 3,784 3,669
Lincoln National Corp.
5.35%, 11/15/35, Callable 8/15/35 @ 100(h) ............................... 2,500 2,412
6.27% (TSFR3M+262bps), 5/17/66, Callable 8/21/26 @ 100(c) .................. 2,341 2,031
Loews Corp., 4.94%, 4/1/36, Callable 1/1/36 @ 100 .............................. 1,425 1,360
LPL Holdings, Inc., 5.75%, 6/15/35, Callable 3/15/35 @ 100 ........................ 3,980 3,914
LSEG US Fin Corp., 5.25%, 3/23/36 , Callable 12/23/35 @ 100(a) .................... 3,000 2,918
Marsh & McLennan Cos., Inc., 4.95%, 3/15/36, Callable 12/15/35 @ 100 ............... 1,898 1,829
Massachusetts Mutual Life Insurance Co., 5.95%, 6/1/56, Callable 12/1/55 @ 100(a) ...... 4,500 4,233
Morgan Stanley
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN(c) ............. 1,800 1,574
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(c) .................... 8,000 6,863
5.30% (SOFRINDX+141bps), 4/10/37, Callable 4/10/36 @ 100(c) ............... 1,500 1,457
MSD Investment Corp., 6.38%, 6/12/29, Callable 5/12/29 @ 100(a) ................... 560 559
NLG Global Funding, 5.40%, 1/23/30(a) ...................................... 3,000 3,029
Old Republic International Corp., 5.70%, 6/1/36, Callable 3/1/36 @ 100 ................ 3,453 3,392
Pinnacle Financial Partners, Inc., 7.54% (USISOA05+338bps), 2/7/29(c) ............... 10,000 10,357
PNC Bank NA, 2.70%, 10/22/29 ............................................ 6,000 5,598
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 4,000 3,560
Protective Life Corp., 5.35%, 12/15/35, Callable 9/15/35 @ 100(a) ................... 2,000 1,927
Protective Life Global Funding
4.83%, 4/14/31(a) .................................................. 1,500 1,481
5.43%, 1/14/32(a) .................................................. 3,500 3,537
Prudential Financial, Inc.
3.94%, 12/7/49, Callable 6/7/49 @ 100 ................................... 2,500 1,810
6.00% (H15T5Y+323bps), 9/1/52, Callable 6/1/32 @ 100(c) .................... 6,000 6,034
Raymond James Financial, Inc., 4.95%, 7/15/46 ................................. 4,000 3,431
Regions Bank/Birmingham AL, 6.45%, 6/26/37 ................................. 6,909 7,176
Rocket Cos., Inc., 6.50%, 6/15/34, Callable 6/15/29 @ 103.25(a) ..................... 1,816 1,834
Santander Holdings USA, Inc.
6.57% (SOFR+270bps), 6/12/29, Callable 6/12/28 @ 100(c) .................... 2,500 2,569
5.35% (SOFR+194bps), 9/6/30, Callable 9/6/29 @ 100(c) ...................... 1,000 1,005
State Street Corp., 6.12% (SOFR+196bps), 11/21/34, Callable 11/21/33 @ 100(c) ......... 1,250 1,299
Stellantis Finance US, Inc., 2.69%, 9/15/31 , Callable 6/15/31 @ 100(a) ................ 13,800 11,653

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Stellantis Financial Services US Corp., 5.80%, 6/15/31, Callable 5/15/31 @ 100(a)(h) ...... $ 2,325 $ 2,280
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 8,500 7,470
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30, Callable 12/15/27 @ 104.06(a) ............ 225 234
Synchrony Financial, 6.28% (SOFR+203bps), 7/31/37, Callable 7/31/36 @ 100(c) ........ 2,000 1,998
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a) .............. 5,000 4,249
The Allstate Corp., 6.85% (TSFR3M+320bps), 8/15/53, Callable 9/5/26 @ 100(c) ......... 5,000 5,001
The Bank of New York Mellon Corp.
3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100(c)(f) ...................... 7,000 6,945
5.61% (SOFR+177bps), 7/21/39, Callable 7/21/34 @ 100(c) .................... 3,030 3,033
The Hartford Insurance Group, Inc., 6.04% (TSFR3M+239bps), 2/12/47, Callable 9/5/26 @
100(a)(c) ......................................................... 5,000 4,948
The PNC Financial Services Group, Inc.
4.63% (SOFRINDX+185bps), 6/6/33, Callable 6/6/32 @ 100(c) ................. 1,382 1,323
5.68% ( SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(c) .................... 1,408 1,424
TPG Operating Group II LP, 4.88%, 5/15/31, Callable 4/15/31 @ 100 ................. 1,873 1,831
Truist Bank, 4.63% (H15T5Y+115bps), 9/17/29(c) ............................... 2,450 2,416
Truist Financial Corp., 5.87% (SOFR+236bps), 6/8/34, Callable 6/8/33 @ 100, MTN(c) .... 3,000 3,064
U.S. Bancorp
4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(c) .................... 4,000 3,908
5.72% (H15T5Y+125bps), 5/20/41 , Callable 5/20/36 @ 100(c) .................. 2,000 1,951
356,580
Health Care (2.2%):
180 Medical, Inc., 5.30%, 10/8/35, Callable 7/8/35 @ 100(a) ........................ 989 950
Amgen, Inc.
4.85%, 2/19/36, Callable 11/19/35 @ 100 .................................. 4,642 4,447
3.00%, 1/15/52, Callable 7/15/51 @ 100 .................................. 4,500 2,747
4.20%, 2/22/52, Callable 8/22/51 @ 100 .................................. 3,500 2,615
5.65%, 2/19/56, Callable 8/19/55 @ 100 .................................. 497 464
Baxter International, Inc.
5.65%, 12/15/35 , Callable 9/15/35 @ 100 ................................. 658 643
3.13%, 12/1/51, Callable 6/1/51 @ 100 ................................... 10,000 5,716
Bristol-Myers Squibb Co., 5.90%, 11/15/33, Callable 8/15/33 @ 100 .................. 2,016 2,106
Centene Corp.
4.63%, 12/15/29, Callable 9/5/26 @ 101.54 ................................ 2,000 1,937
2.50%, 3/1/31, Callable 12/1/30 @ 100 ................................... 2,000 1,741
DENTSPLY SIRONA, Inc.
3.25%, 6/1/30, Callable 3/1/30 @ 100(h) .................................. 3,750 3,468
8.38% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(c) .................. 3,250 3,236
Eastern Maine Healthcare Systems, 5.02%, 7/1/36 ............................... 10,000 7,913
HCA, Inc.
4.38%, 3/15/42, Callable 9/15/41 @ 100 .................................. 2,156 1,767
5.25%, 6/15/49, Callable 12/15/48 @ 100 ................................. 3,500 2,994
Health Care Service Corp. A Mutual Legal Reserve Co., 5.45%, 6/15/34, Callable 3/15/34 @
100(a) ........................................................... 3,450 3,410
Humana, Inc., 5.55%, 5/1/35, Callable 2/1/35 @ 100 .............................. 1,500 1,474
Northwell Healthcare, Inc., 3.39%, 11/1/27 , Callable 8/1/27 @ 100 ................... 3,900 3,813
Orlando Health Obligated Group, 2.89%, 10/1/35 ................................ 1,660 1,408
Revvity, Inc.
2.55%, 3/15/31, Callable 12/15/30 @ 100 ................................. 2,000 1,788
2.25%, 9/15/31, Callable 6/15/31 @ 100 .................................. 4,500 3,913
Solventum Corp.
5.45%, 3/13/31, Callable 1/13/31 @ 100 .................................. 1,300 1,318
5.90%, 4/30/54, Callable 10/30/53 @ 100 ................................. 1,267 1,193
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100 .... 4,000 2,881
Tenet Healthcare Corp., 6.13%, 6/15/30, Callable 8/21/26 @ 101.53 ................... 1,500 1,512
Trinity Health Corp., 2.63%, 12/1/40 , Callable 6/1/40 @ 100 ........................ 3,000 2,098
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 .............. 3,000 2,598
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100 ............ 1,000 899
VSP Optical Group, Inc.
5.45%, 12/1/35, Callable 9/1/35 @ 100(a) ................................. 1,207 1,184
5.65%, 6/1/36, Callable 3/1/36 @ 100(a) .................................. 2,570 2,548

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Zoetis, Inc., 5.00%, 8/17/35, Callable 5/17/35 @ 100(h) ........................... $ 3,062 $ 2,967
77,748
Industrials (4.5%):
200 Park Funding Trust, 5.74%, 2/15/55, Callable 8/15/54 @ 100(a) .................. 4,000 3,759
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 3,551 3,152
American Airlines Pass Through Trust
4.00%, 9/22/27 .................................................... 5,262 5,179
3.58%, 1/15/28 .................................................... 2,193 2,150
4.00%, 2/15/29 .................................................... 2,838 2,734
3.60%, 10/15/29(h) ................................................. 5,670 5,358
5.65%, 11/11/34 .................................................... 571 557
6.30%, 8/20/35 .................................................... 1,500 1,500
4.90%, 5/11/38 ..................................................... 1,600 1,524
Ashtead Capital, Inc.
4.00%, 5/1/28, Callable 8/16/26 @ 100(a) ................................. 2,500 2,457
2.45%, 8/12/31, Callable 5/12/31 @ 100(a) ................................ 6,000 5,238
5.95%, 10/15/33 , Callable 7/15/33 @ 100(a) ............................... 4,500 4,578
British Airways Pass Through Trust
3.35%, 6/15/29(a) .................................................. 2,351 2,273
3.80%, 9/20/31(a) .................................................. 1,768 1,708
Broadridge Financial Solutions, Inc., 5.75%, 5/15/36, Callable 2/15/36 @ 100 ........... 2,609 2,568
Builders FirstSource, Inc., 6.38%, 6/15/32, Callable 6/15/27 @ 103.19(a) ............... 2,500 2,491
Burlington Northern Santa Fe LLC, 3.90%, 8/1/46, Callable 2/1/46 @ 100 .............. 5,000 3,779
Delta Air Lines Pass Through Trust, 3.88%, 7/30/27 .............................. 4,680 4,640
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 1,500 1,497
Equifax, Inc., 5.65%, 8/15/33, Callable 6/15/33 @ 100 ............................ 1,202 1,206
Experian Finance US, Inc., 5.35%, 8/24/36, Callable 5/24/36 @ 100(a) ................ 3,000 2,911
Flowserve Corp., 5.70%, 5/15/36, Callable 2/15/36 @ 100 .......................... 959 937
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 ............................. 4,000 3,930
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 ....................... 5,000 4,399
Honeywell Aerospace, Inc., 4.60%, 3/16/33, Callable 1/16/33 @ 100(a) ................ 2,500 2,415
Hubbell, Inc.
4.80%, 11/15/35, Callable 8/15/35 @ 100 .................................. 836 794
5.15%, 6/15/36, Callable 3/15/36 @ 100 .................................. 2,000 1,943
JetBlue Pass Through Trust, 2.95%, 5/15/28 .................................... 6,782 6,275
Kennametal, Inc., 5.80%, 5/28/36, Callable 2/28/36 @ 100 ......................... 1,632 1,613
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 ...................... 2,853 2,135
RTX Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100 ............................. 5,000 3,934
Ryder System, Inc., 5.25%, 6/1/28, Callable 5/1/28 @ 100, MTN ..................... 5,000 5,046
Southwest Airlines Co., 5.25%, 11/15/35, Callable 8/15/35 @ 100 .................... 3,500 3,315
Spirit Airlines Pass Through Trust
4.10%, 4/1/28 ..................................................... 7,000 6,624
3.38%, 2/15/30 .................................................... 5,761 5,406
Sunbelt Rentals Holdings, Inc., 5.65%, 8/12/36, Callable 5/12/36 @ 100(a) ............. 2,136 2,100
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 4,000 3,772
5.71%, 5/1/40, Callable 11/1/39 @ 100 ................................... 6,000 5,924
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 2,000 1,888
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 6,400 6,026
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100 ....................... 3,856 3,994
Union Pacific Corp.
3.38%, 2/1/35, Callable 8/1/34 @ 100 .................................... 2,000 1,746
4.25%, 4/15/43, Callable 10/15/42 @ 100 ................................. 5,000 4,038
United Airlines Pass Through Trust, 2.90%, 5/1/28 ............................... 3,498 3,361
United Airlines, Inc., 4.63%, 4/15/29, Callable 10/15/28 @ 100(a) .................... 4,000 3,930
Verisk Analytics, Inc., 5.25%, 6/5/34, Callable 3/5/34 @ 100 ........................ 3,500 3,429
Weir Group, Inc., 5.35%, 5/6/30, Callable 4/6/30 @ 100(a) ......................... 3,150 3,156
Worthington Enterprises, Inc., 4.30%, 8/1/32 , Callable 5/1/32 @ 100 .................. 5,890 5,323
158,712
Information Technology (2.1%):
Accenture Capital, Inc., 5.60%, 7/10/36, Callable 4/10/36 @ 100 ..................... 2,451 2,426

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Broadcom, Inc.
2.60%, 2/15/33, Callable 11/15/32 @ 100 .................................. $ 4,000 $ 3,371
3.47%, 4/15/34, Callable 1/15/34 @ 100 .................................. 2,000 1,729
Dell International LLC/EMC Corp.
4.85%, 2/1/35, Callable 11/1/34 @ 100 ................................... 700 665
5.10%, 2/15/36, Callable 11/15/35 @ 100 .................................. 3,044 2,924
Hewlett Packard Enterprise Co.
5.25%, 4/1/33, Callable 2/1/33 @ 100 .................................... 2,000 1,978
5.00%, 10/15/34, Callable 7/15/34 @ 100 ................................. 3,000 2,873
HP, Inc., 5.50%, 1/15/33, Callable 10/15/32 @ 100(h) ............................. 3,000 3,021
Intel Corp., 4.25%, 12/15/42 ............................................... 1,500 1,175
International Business Machines Corp.
4.95%, 2/3/36, Callable 11/3/35 @ 100 ................................... 3,355 3,163
4.00%, 6/20/42 .................................................... 2,000 1,539
Keysight Technologies, Inc., 4.95%, 10/15/34 , Callable 7/15/34 @ 100 ................ 3,365 3,254
Leidos, Inc.
2.30%, 2/15/31, Callable 11/15/30 @ 100 .................................. 3,000 2,648
5.00%, 3/15/36, Callable 12/15/35 @ 100 ................................. 2,500 2,363
Marvell Technology, Inc., 2.45%, 4/15/28 , Callable 2/15/28 @ 100 ................... 5,950 5,731
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100 ........................... 4,250 2,383
Motorola Solutions, Inc., 5.60%, 6/1/32, Callable 3/1/32 @ 100 ...................... 1,000 1,017
NVIDIA Corp., 4.95%, 6/15/36 , Callable 3/15/36 @ 100 ........................... 2,000 1,911
Oracle Corp.
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 9,250 7,324
5.38%, 7/15/40 .................................................... 3,000 2,507
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 4,500 2,579
5.38%, 9/27/54 , Callable 3/27/54 @ 100 .................................. 1,750 1,277
Salesforce, Inc.
5.20%, 3/15/33, Callable 1/15/33 @ 100 .................................. 1,210 1,193
5.55%, 3/15/36, Callable 12/15/35 @ 100 ................................. 8,800 8,578
ServiceNow, Inc., 5.40%, 5/15/36, Callable 2/15/36 @ 100 ......................... 2,174 2,119
Synopsys, Inc., 5.15%, 4/1/35, Callable 1/1/35 @ 100 ............................. 2,000 1,942
VeriSign, Inc., 5.10%, 7/15/31, Callable 6/15/31 @ 100 ............................ 1,021 1,017
72,707
Materials (2.3%):
Amcor Flexibles North America, Inc.
5.50%, 3/17/35, Callable 12/17/34 @ 100(h) ............................... 1,500 1,498
5.13%, 3/12/36, Callable 12/12/35 @ 100 ................................. 2,333 2,250
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 7,071 6,532
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 4,750 4,097
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 3,000 2,996
CF Industries, Inc., 5.30%, 11/26/35, Callable 8/26/35 @ 100 ....................... 1,935 1,893
Commercial Metals Co., 3.88%, 2/15/31, Callable 8/16/26 @ 101.94 .................. 4,500 4,189
Eagle Materials, Inc., 5.00%, 3/15/36, Callable 12/15/35 @ 100 ...................... 3,915 3,688
Ecolab, Inc.
2.13%, 8/15/50, Callable 2/15/50 @ 100 .................................. 5,000 2,563
2.70%, 12/15/51, Callable 6/15/51 @ 100 ................................. 500 289
Freeport-McMoRan, Inc., 4.63%, 8/1/30, Callable 9/5/26 @ 101.54 ................... 2,000 1,968
Glencore Funding LLC
2.50%, 9/1/30, Callable 6/1/30 @ 100(a) .................................. 6,500 5,883
5.51%, 4/1/36, Callable 1/1/36 @ 100(a) .................................. 2,000 1,970
Huntsman International LLC, 4.50%, 5/1/29, Callable 2/1/29 @ 100 .................. 4,000 3,861
LYB International Finance III LLC
3.38%, 10/1/40, Callable 4/1/40 @ 100 ................................... 4,000 2,881
4.20%, 5/1/50, Callable 11/1/49 @ 100 ................................... 2,000 1,406
Martin Marietta Materials, Inc., 2.40%, 7/15/31, Callable 4/15/31 @ 100 ............... 5,000 4,400
Monsanto Co., 3.95%, 4/15/45, Callable 10/15/44 @ 100 .......................... 5,000 3,256
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100 ........................ 5,000 4,494
Olin Corp., 6.63%, 4/1/33, Callable 4/1/28 @ 103.31(a) ........................... 1,980 1,938
Packaging Corp. of America
5.20%, 8/15/35, Callable 5/15/35 @ 100 .................................. 1,042 1,022
3.05%, 10/1/51, Callable 4/1/51 @ 100 ................................... 5,875 3,630
Sonoco Products Co., 5.00%, 9/1/34, Callable 6/1/34 @ 100(h) ...................... 3,870 3,734

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Southern Copper Corp., 5.35%, 6/24/36, Callable 3/24/36 @ 100 ..................... $ 2,000 $ 1,947
Syensqo Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ............... 4,000 4,026
The Dow Chemical Co.
4.25%, 10/1/34, Callable 4/1/34 @ 100 ................................... 1,750 1,572
5.25%, 11/15/41, Callable 5/15/41 @ 100 .................................. 2,500 2,216
U.S. Steel Corp., 5.70%, 8/1/36, Callable 5/1/36 @ 100(a) .......................... 2,333 2,291
82,490
Real Estate (1.6%):
Alexandria Real Estate Equities, Inc., 3.55%, 3/15/52, Callable 9/15/51 @ 100 ........... 5,000 3,300
Beacon Point DC LLC, 6.13%, 11/30/42, Callable 5/30/42 @ 100(a) .................. 2,000 1,915
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100 ........................ 11,878 10,253
CBRE Services, Inc.
4.90%, 1/15/33, Callable 11/15/32 @ 100 .................................. 2,000 1,946
5.25%, 6/1/36, Callable 3/1/36 @ 100 .................................... 2,500 2,414
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 5,354 4,801
Crown Castle, Inc., 2.25%, 1/15/31, Callable 10/15/30 @ 100 ....................... 1,250 1,102
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100 ....................... 5,000 4,388
GLP Capital LP/GLP Financing II, Inc.
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 3,617 3,203
5.63%, 9/15/34, Callable 6/15/34 @ 100 .................................. 2,000 1,947
Highwoods Realty LP, 2.60%, 2/1/31, Callable 11/1/30 @ 100 ....................... 3,502 3,109
Host Hotels & Resorts LP, 3.38%, 12/15/29, Callable 9/15/29 @ 100 .................. 3,500 3,317
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100 ........................ 4,000 3,193
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 1/15/35, Callable 10/15/34
@ 100 ........................................................... 1,500 1,436
SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ....................... 1,158 1,168
Simon Property Group LP
4.75%, 9/26/34, Callable 6/26/34 @ 100 .................................. 1,450 1,389
5.85%, 3/8/53, Callable 9/8/52 @ 100 .................................... 3,400 3,290
The Northwestern Mutual Life Insurance Co., 6.17%, 5/29/55, Callable 11/29/54 @ 100(a) .. 1,255 1,238
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 9/5/26 @ 101.38(a) ..... 4,000 3,801
57,210
Utilities (5.5%):
AEP Texas, Inc.
5.70%, 5/15/34, Callable 2/15/34 @ 100 .................................. 1,500 1,517
5.85%, 10/15/55, Callable 4/15/55 @ 100 ................................. 2,000 1,859
Alabama Power Co., 3.85%, 12/1/42 ......................................... 3,000 2,347
Ameren Corp.
3.50%, 1/15/31, Callable 10/15/30 @ 100 ................................. 4,000 3,761
5.00%, 5/15/36, Callable 2/15/36 @ 100 .................................. 1,500 1,437
Arizona Public Service Co., 5.10%, 3/15/36, Callable 12/15/35 @ 100 ................. 2,500 2,409
Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100 ................ 4,000 3,284
Black Hills Corp., 3.88%, 10/15/49, Callable 4/15/49 @ 100 ........................ 10,000 7,019
Cleco Power LLC, 5.30%, 1/15/36, Callable 10/15/35 @ 100(a) ...................... 2,500 2,439
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(c) ......... 2,000 1,945
Consumers Energy Co., 6.10%, 8/15/56 , Callable 2/15/56 @ 100 ..................... 2,500 2,493
Delmarva Power & Light Co., 4.15%, 5/15/45, Callable 11/15/44 @ 100 ............... 5,000 3,936
Dominion Energy South Carolina, Inc., 4.10%, 6/15/46, Callable 12/15/45 @ 100 ......... 5,000 3,715
DTE Energy Co.
5.85%, 6/1/34, Callable 3/1/34 @ 100 .................................... 1,094 1,123
5.05%, 10/1/35, Callable 7/1/35 @ 100 ................................... 1,885 1,812
Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100 ................. 5,000 3,732
Duke Energy Corp., 5.45%, 6/15/34, Callable 3/15/34 @ 100 ....................... 2,000 2,008
Duke Energy Indiana LLC, 4.95%, 3/15/36, Callable 12/15/35 @ 100 ................. 500 481
Duke Energy Progress LLC, 4.15%, 12/1/44, Callable 6/1/44 @ 100 .................. 7,000 5,527
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a) .............. 3,967 3,473
Entergy Louisiana LLC, 4.95%, 1/15/45, Callable 9/5/26 @ 100 ..................... 6,750 5,947
Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 .................... 5,000 4,903
Entergy Texas, Inc.
3.45%, 12/1/27, Callable 9/1/27 @ 100 ................................... 9,420 9,246
3.55%, 9/30/49, Callable 3/30/49 @ 100 .................................. 5,000 3,397
Evergy Kansas Central, Inc., 5.25%, 3/15/35, Callable 12/15/34 @ 100 ................ 2,500 2,463

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Evergy Missouri West, Inc., 5.65%, 6/1/34, Callable 3/1/34 @ 100(a) .................. $ 3,450 $ 3,452
Florida Power & Light Co.
3.15%, 10/1/49, Callable 4/1/49 @ 100 ................................... 8,750 5,598
2.88%, 12/4/51, Callable 6/4/51 @ 100 ................................... 4,500 2,671
Georgia Power Co., 5.25%, 3/15/34, Callable 9/15/33 @ 100 ........................ 5,000 4,990
Indiana Michigan Power Co., 5.60%, 3/15/56, Callable 9/15/55 @ 100 ................. 2,000 1,843
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 ..................... 5,475 5,304
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100 ...................... 2,000 1,968
MidAmerican Energy Co.
3.15%, 4/15/50, Callable 10/15/49 @ 100 ................................. 7,000 4,454
2.70%, 8/1/52, Callable 2/1/52 @ 100 .................................... 2,500 1,439
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a) ........... 2,500 2,474
Mississippi Power Co., 4.25%, 3/15/42 ....................................... 3,168 2,589
Niagara Mohawk Power Corp., 5.29%, 1/17/34, Callable 10/17/33 @ 100(a) ............. 3,550 3,498
Oglethorpe Power Corp.
4.20%, 12/1/42 .................................................... 3,392 2,659
4.50%, 4/1/47, Callable 10/1/46 @ 100 ................................... 3,750 2,989
5.80%, 6/1/54, Callable 12/1/53 @ 100 ................................... 1,000 932
Oncor Electric Delivery Co. LLC
5.35%, 4/1/35, Callable 1/1/35 @ 100 .................................... 1,417 1,413
3.75%, 4/1/45, Callable 10/1/44 @ 100 ................................... 5,000 3,710
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100 ........................ 6,000 3,712
Potomac Electric Power Co., 4.15%, 3/15/43, Callable 9/15/42 @ 100 ................. 5,000 4,013
PPL Capital Funding, Inc.
5.25%, 9/1/34, Callable 6/1/34 @ 100 .................................... 1,490 1,471
6.66% (TSFR3M+293bps), 3/30/67, Callable 9/5/26 @ 100(c)(h) ................ 6,130 6,049
Public Service Co. of Colorado, 2.70%, 1/15/51, Callable 7/15/50 @ 100 ............... 7,000 3,987
Public Service Electric & Gas Co., 3.80%, 3/1/46, Callable 9/1/45 @ 100, MTN .......... 8,000 5,975
Rayburn Country Securitization LLC, 2.31%, 12/1/30(a) ........................... 3,353 3,188
Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100 ............... 10,000 6,278
Tampa Electric Co., 5.15%, 3/1/35, Callable 12/1/34 @ 100 ........................ 1,500 1,472
The AES Corp., 5.80%, 3/15/32, Callable 1/15/32 @ 100 .......................... 3,000 3,015
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100 ...... 7,000 6,610
Tri-State Generation and Transmission Association, Inc.
4.70%, 11/1/44, Callable 5/1/44 @ 100 ................................... 5,000 3,999
4.25%, 6/1/46, Callable 12/1/45 @ 100 ................................... 10,000 7,285
Union Electric Co., 5.20%, 4/1/34, Callable 1/1/34 @ 100 .......................... 2,500 2,487
Vistra Operations Co. LLC, 6.88%, 4/15/32, Callable 4/15/27 @ 103.44(a) .............. 2,375 2,452
196,249
Total Corporate Bonds (Cost $1,395,956)
a
a
a
1,284,103
Yankee Dollars (9.6%)
Communication Services (0.2%):
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100 ................ 2,000 1,627
TELUS Corp., 6.38% (H15T5Y+269bps), 6/9/56, Callable 3/9/31 @ 100(c) ............. 4,000 3,948
5,575
Consumer Discretionary (0.4%):
Brightstar Lottery PLC, 5.25%, 1/15/29, Callable 9/5/26 @ 100(a) .................... 2,300 2,272
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33, Callable 12/15/28
@ 102.88(a) ...................................................... 860 829
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a) ............... 4,000 3,586
Gildan Activewear, Inc., 5.40%, 10/7/35, Callable 7/7/35 @ 100(a) ................... 984 942
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100(a)(h) ................... 7,192 6,079
Pershing Square Holdings Ltd., 5.50%, 10/28/32, Callable 8/28/32 @ 100(a) ............ 1,200 1,172
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 8/21/26 @ 100(a) .......... 1,214 1,213
16,093
Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100(a) ............ 5,000 4,681
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100(a) ........................... 12,000 11,945
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a) ...................... 1,200 1,020
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100 (a) .............. 5,000 4,850

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 4/1/33, Callable 1/1/33 @ 100 .................................... $ 2,179 $ 2,209
6.75%, 3/15/34, Callable 12/15/33 @ 100 ................................. 258 277
6.25%, 3/1/56 , Callable 9/1/55 @ 100 .................................... 1,000 935
25,917
Energy (0.9%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100(a) ........................ 5,000 4,780
BP Capital Markets PLC, 4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(c)(f) ........ 4,000 3,906
Canadian Natural Resources Ltd., 5.40%, 12/15/34, Callable 9/15/34 @ 100 ............. 2,400 2,383
Harbour Energy PLC, 6.33%, 4/1/35, Callable 1/1/35 @ 100(a) ...................... 5,000 5,035
TransCanada PipeLines Ltd., 6.12% (TSFR3M+247bps), 5/15/67, Callable 9/5/26 @ 100(c) . 10,124 9,347
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 1,336 1,394
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a) ....................... 3,750 4,200
31,045
Financials (4.3%):
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(a)(c) ............. 2,000 2,057
Ascot Group Ltd.
4.25%, 12/15/30, Callable 9/5/26 @ 100(a) ................................ 7,802 7,319
6.35% (H15T5Y+238bps), 6/15/35 , Callable 3/15/30 @ 100(a)(c) ................ 866 863
Avilease Capital Ltd., 5.50%, 6/30/31, Callable 5/30/31 @ 100(a) .................... 1,466 1,460
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 7.53%
(H15T5Y+300bps), 10/1/28(a)(c)(h) ..................................... 1,000 1,039
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(c) ........ 6,500 5,760
Barclays PLC
7.39% (H15T1Y+330bps), 11/2/28, Callable 11/2/27 @ 100(c) .................. 5,000 5,154
2.89% (H15T1Y+130bps), 11/24/32, Callable 11/24/31 @ 100(c) ................ 5,000 4,431
6.22% (SOFR+298bps), 5/9/34, Callable 5/9/33 @ 100(c) ...................... 3,000 3,104
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
8.45% (H15T5Y+466bps), 6/29/38, Callable 6/29/33 @ 100(a)(c) ................ 3,125 3,350
8.13% (H15T5Y+421bps), 1/8/39, Callable 1/8/34 @ 100(a)(c) .................. 2,500 2,631
BNP Paribas SA, 4.63%, 3/13/27(a) .......................................... 4,500 4,496
BPCE SA
3.50%, 10/23/27(a) .................................................. 5,000 4,929
6.51% (SOFR+279bps), 1/18/35, Callable 1/18/34 @ 100(a)(c) .................. 3,500 3,573
Brookfield Asset Management Ltd., 5.30%, 1/15/36, Callable 10/15/35 @ 100 ........... 6,000 5,752
Canadian Imperial Bank of Commerce
7.26%, 4/10/32(a) .................................................. 4,029 4,215
6.09%, 10/3/33, Callable 7/3/33 @ 100 ................................... 1,500 1,568
CI Financial Corp., 4.10%, 6/15/51, Callable 12/15/50 @ 100 ....................... 5,000 3,245
Deutsche Bank AG
4.88% (USISOA05+255bps), 12/1/32, Callable 12/1/27 @ 100(c) ................ 3,000 2,979
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(c) ..................... 5,000 4,547
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(c) ........ 8,000 7,588
ING Groep NV, 5.42% (SOFRINDX+161bps), 3/23/37, Callable 3/23/36 @ 100(c) ........ 3,000 2,940
Lloyds Banking Group PLC, 3.57% (US0003M+121bps), 11/7/28, Callable 11/7/27 @ 100(c) 5,000 4,931
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(c) ...... 8,750 7,846
Mitsubishi UFJ Financial Group, Inc., 6.05% (H15T1Y+93bps), 7/24/47, Callable 7/24/46 @
100(c) ........................................................... 2,000 1,983
Mizuho Financial Group, Inc., 2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100(c) . 5,000 4,359
NatWest Group PLC, 5.08% (US0003M+191bps), 1/27/30, Callable 1/27/29 @ 100(c) ..... 6,000 6,018
RenaissanceRe Holdings Ltd., 5.80%, 4/1/35, Callable 1/1/35 @ 100 .................. 2,857 2,874
Societe Generale SA, 6.22% (H15T1Y+320bps), 6/15/33 , Callable 6/15/32 @ 100(a)(c)(h) .. 4,000 4,081
Standard Chartered PLC, 4.87% (USISOA05+197bps), 3/15/33, Callable 3/15/28 @ 100(a)(c)
(h) ............................................................. 3,750 3,729
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31 ........................... 8,500 7,385
Sumitomo Mitsui Trust Bank Ltd.
5.05%, 3/13/35(a) .................................................. 1,500 1,460
4.80%, 3/5/36(a) ................................................... 1,500 1,413
The Toronto-Dominion Bank
3.63% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(c) ................... 10,000 9,984
5.15% (H15T5Y+150bps) , 9/10/34, Callable 9/10/29 @ 100(c) .................. 3,200 3,195
UBS Group AG, 3.87% (US0003M+141bps), 1/12/29, Callable 1/12/28 @ 100(a)(c) ....... 4,445 4,396

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Westpac Banking Corp., 4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(c) . $ 5,000 $ 4,991
151,645
Health Care (0.8%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a) ........................ 3,939 3,905
Royalty Pharma PLC
5.40%, 9/2/34, Callable 6/2/34 @ 100 .................................... 3,500 3,479
3.30%, 9/2/40 , Callable 3/2/40 @ 100 .................................... 5,000 3,768
3.55%, 9/2/50, Callable 3/2/50 @ 100 .................................... 2,500 1,664
Smith & Nephew PLC
2.03%, 10/14/30, Callable 7/14/30 @ 100 ................................. 2,900 2,564
5.40%, 3/20/34, Callable 12/20/33 @ 100 ................................. 3,864 3,822
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31, Callable 12/15/30 @ 100 ................................. 3,000 2,702
3.75%, 3/15/51, Callable 9/15/50 @ 100 .................................. 8,000 5,450
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26 .................... 1,963 1,956
29,310
Industrials (1.1%):
Air Canada Pass Through Trust
3.60%, 3/15/27(a) .................................................. 5,019 4,982
3.75%, 12/15/27(a) .................................................. 3,107 3,050
Aircastle Ltd., 6.50%, 7/18/28, Callable 6/18/28 @ 100(a) .......................... 3,000 3,080
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100(a) ...................... 3,500 3,325
Ferguson Finance PLC, 4.65%, 4/20/32, Callable 1/20/32 @ 100(a) ................... 3,000 2,905
LG Energy Solution Ltd.
5.25%, 4/2/31(a) ................................................... 4,300 4,252
5.50%, 7/2/34(a) ................................................... 3,000 2,934
nVent Finance SARL, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ...................... 5,500 5,573
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100(a)
(h) ............................................................. 6,000 6,064
Turkish Airlines Pass Through Trust, 4.20%, 3/15/27(a) ............................ 1,428 1,413
37,578
Information Technology (0.5%):
Kioxia Holdings Corp., 6.63%, 7/24/33, Callable 7/24/28 @ 103.31(a) ................. 4,000 4,134
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 .... 7,000 6,119
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 5,765 5,879
SK hynix, Inc., 2.38%, 1/19/31(a)(h) ......................................... 1,000 895
17,027
Materials (0.5%):
ArcelorMittal SA, 7.00%, 10/15/39 .......................................... 4,000 4,336
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100(a) ....................... 7,235 6,714
Minera Mexico SA de CV, 5.63%, 2/12/32, Callable 12/12/31 @ 100(a) ................ 4,414 4,413
Rio Tinto Finance USA PLC, 5.25%, 3/14/35, Callable 12/14/34 @ 100 ................ 1,660 1,653
17,116
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 5,500 4,808
Utilities (0.1%):
Enel Finance International NV, 2.50%, 7/12/31, Callable 4/12/31 @ 100(a) .............. 5,000 4,417
Total Yankee Dollars (Cost $352,176)
a
a
a
340,531
Municipal Bonds (2.9%)
Arizona (0.1%):
Arizona IDA Revenue
5.26%, 10/1/33 .................................................... 2,000 2,033
5.36%, 10/1/34 .................................................... 2,000 2,040
4,073
California (0.2%):
California Infrastructure & Economic Development Bank Revenue, Series B, 6.03%, 7/1/38 . 3,340 3,289

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
City of El Cajon Revenue
Series A, 2.09%, 4/1/29 .............................................. $ 425 $ 398
Series A, 2.19%, 4/1/30 .............................................. 425 389
Series A, 2.29%, 4/1/31, Continuously Callable @100 ......................... 550 492
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.), Series A, 4.13%, 9/1/30, Continuously Callable @100 ........... 2,590 2,568
7,136
Connecticut (0.2%):
State of Connecticut, GO, Series A, 3.43%, 4/15/28 .............................. 1,500 1,477
Town of Hamden, GO, 4.93%, 8/15/30, Continuously Callable @100 .................. 3,845 3,845
5,322
Florida (0.4%):
Florida Development Finance Corp. Revenue, Series B, 3.22%, 2/1/32, Continuously Callable
@100 ........................................................... 4,080 3,674
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100 ......... 8,500 7,708
St. Johns County IDA Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 2.54%,
10/1/30, Continuously Callable @100 .................................... 2,500 2,270
13,652
Georgia (0.1%):
Savannah Hospital Authority Revenue, Series B, 3.99%, 7/1/38 ...................... 5,000 4,392
Hawaii (0.1%):
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series
A-2, 3.24%, 1/1/31 .................................................. 4,721 4,630
Illinois (0.1%):
City of Chicago, GO, Series A, 5.88%, 1/1/31 ................................... 1,315 1,312
State of Illinois Sales Tax Revenue
Series B, 2.51%, 6/15/32, Continuously Callable @100 ........................ 2,000 1,735
Series B, 2.66%, 6/15/33, Continuously Callable @100 ........................ 1,500 1,279
4,326
Indiana (0.0%):(g)
Indiana Finance Authority Revenue, Series A, 3.62%, 7/1/36 ........................ 1,500 1,363
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A, 4.28%, 2/1/36 .............................................. 2,950 2,856
Series A, 4.48%, 8/1/39(h) ............................................ 3,775 3,573
6,429
Maryland (0.2%):
Maryland Economic Development Corp. Revenue
Series B, 4.25%, 6/1/29 .............................................. 2,495 2,395
Series B, 4.35%, 6/1/30 .............................................. 1,325 1,255
Series B, 4.40%, 6/1/31 .............................................. 1,385 1,295
4,945
Massachusetts (0.1%):
Massachusetts Development Finance Agency Revenue
Series B, 7.38%, 10/1/35 ............................................. 2,040 2,050
Series G, 6.63%, 10/1/30 ............................................. 1,575 1,591
3,641
New Jersey (0.1%):
New Jersey Educational Facilities Authority Revenue, Series E, 4.02%, 7/1/39 ........... 3,000 2,574
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27 ............... 1,030 1,004
3,578
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28 ........... 9,750 9,599
Pennsylvania (0.3%):
Pennsylvania Higher Educational Facilities Authority Revenue, 3.73%, 7/15/43 .......... 3,000 2,142
Public Parking Authority of Pittsburgh Revenue
2.33%, 12/1/29 .................................................... 895 832
2.58%, 12/1/31, Continuously Callable @100 ............................... 825 740
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
3.05%, 4/1/29 ..................................................... 800 772
3.10%, 4/1/30 ..................................................... 950 904

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
3.15%, 4/1/31 ..................................................... $ 250 $ 235
State Public School Building Authority Revenue
3.05%, 4/1/28, ETM ................................................. 2,000 1,954
3.15%, 4/1/30, ETM ................................................. 4,460 4,246
11,825
Texas (0.4%):
County of Bexar Revenue, 2.53%, 8/15/34, Continuously Callable @100 ............... 2,800 2,346
Harris County Cultural Education Facilities Finance Corp. Revenue, 3.34%, 11/15/37 ...... 2,000 1,707
San Antonio Education Facilities Corp. Revenue
2.38%, 4/1/28 ..................................................... 1,500 1,397
2.65% , 4/1/30 ..................................................... 1,150 986
2.73%, 4/1/31 ..................................................... 750 619
3.15%, 4/1/37, Continuously Callable @100 ............................... 3,600 2,674
Tarrant County Cultural Education Facilities Finance Corp. Revenue
2.08%, 9/1/28 ..................................................... 600 570
2.57%, 9/1/32, Continuously Callable @100 ............................... 1,000 868
2.69%, 9/1/33, Continuously Callable @100 ............................... 1,000 851
Waco Educational Finance Corp. Revenue
1.69%, 3/1/28 ..................................................... 1,500 1,438
2.06%, 3/1/31, Continuously Callable @100 ............................... 1,500 1,333
14,789
Wisconsin (0.1%):
Public Finance Authority Revenue, 3.63%, 6/1/51 ................................ 6,575 3,417
Total Municipal Bonds (Cost $113,441)
a
a
a
103,117
U.S. Government Agency Mortgages (10.9%)
Federal Farm Credit Banks Funding Corporation
3.98%, 2/5/29 ..................................................... 2,500 2,466
5.60%, 8/5/39 ..................................................... 4,000 3,869
6,335
Federal Home Loan Mortgage Corporation
5.50%, 12/1/35 - 7/1/56 .............................................. 47,628 47,388
1.50%, 4/1/37 ..................................................... 3,669 3,240
5.00%, 3/1/38 - 12/1/55 .............................................. 49,877 48,575
2.50%, 5/1/42 ..................................................... 3,593 3,116
3.50%, 5/1/42 - 11/1/52 .............................................. 12,369 11,108
4.50%, 11/1/42 - 10/1/52 .............................................. 9,315 8,884
4.00%, 1/1/43 - 12/1/54 .............................................. 12,783 11,834
3.00%, 1/1/52 - 5/1/52 ............................................... 7,272 6,234
6.00%, 8/1/53 - 3/1/55 ............................................... 7,192 7,298
147,677
Federal National Mortgage Association
2.50%, 2/1/28 - 3/1/52 ............................................... 9,068 7,661
6.50%, 4/1/31 - 3/1/32 ............................................... 106 109
5 .00%, 6/1/33 - 6/1/56 ............................................... 38,703 37,659
5.50%, 9/1/35 - 7/1/56 ............................................... 42,583 42,390
6.00%, 5/1/36 - 8/1/54 ............................................... 8,937 9,094
4.00%, 4/1/38 - 2/1/55 ............................................... 15,210 14,118
4.50%, 11/1/40 - 2/1/55 .............................................. 10,493 10,009
3.50%, 12/1/42 - 12/1/53 ............................................. 15,351 13,809
3.00%, 2/1/50 ..................................................... 3,655 3,152
2.00%, 5/1/51 ..................................................... 2,076 1,642
139,643
Government National Mortgage Association
7.00%, 10/15/27 - 7/15/32 ............................................. 125 127
7.50%, 2/15/28 - 8/15/29 ............................................. 16 17
6.50%, 5/15/28 - 10/15/31 ............................................. 173 177
6.00%, 9/15/28 - 9/20/53 ............................................. 4,358 4,449
5.50%, 4/20/33 - 9/20/53 ............................................. 17,196 17,216
5.00%, 8/15/33 - 4/20/54 ............................................. 17,296 16,924
2.50%, 9/20/51 - 7/20/53 ............................................. 12,880 10,750
3.00%, 3/20/52 - 12/20/53 ............................................. 15,242 13,120

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
3.50%, 4/20/52 .................................................... $ 5,745 $ 4,995
4.50%, 8/20/52 - 3/20/56 ............................................. 26,735 25,222
92,997
Total U.S. Government Agency Mortgages (Cost $393,515)
a
a
a
386,652
U.S. Treasury Obligations (20.2%)
U.S. Treasury Bonds
1.13%, 5/15/40 .................................................... 10,000 6,102
1.38%, 11/15/40 .................................................... 30,000 18,680
1.88%, 2/15/41 .................................................... 9,000 6,019
2.25%, 5/15/41 .................................................... 70,000 49,164
2.75%, 8/15/42 .................................................... 35,000 25,687
2.88%, 5/15/43 .................................................... 10,000 7,367
4.38%, 8/15/43 .................................................... 8,000 7,234
3.38%, 5/15/44 .................................................... 12,000 9,384
3.00%, 11/15/44 .................................................... 25,000 18,309
2 .50%, 2/15/45 .................................................... 55,000 36,859
3.00%, 11/15/45 .................................................... 8,000 5,780
2.50%, 2/15/46 .................................................... 15,000 9,879
2.25%, 8/15/46 .................................................... 42,950 26,730
2.88%, 11/15/46 .................................................... 10,000 6,978
3.00%, 2/15/47 .................................................... 23,000 16,355
2.75%, 11/15/47 .................................................... 12,000 8,070
3.00%, 2/15/48 .................................................... 25,000 17,559
3.13%, 5/15/48 .................................................... 30,000 21,497
3.38%, 11/15/48 .................................................... 25,000 18,648
3.00%, 2/15/49 .................................................... 24,000 16,672
1.63%, 11/15/50 .................................................... 35,000 17,319
2.88%, 5/15/52 .................................................... 10,000 6,572
4.00%, 11/15/52 .................................................... 10,000 8,147
4.13%, 8/15/53 .................................................... 17,000 14,139
4.25%, 2/15/54 .................................................... 5,000 4,245
U.S. Treasury Inflation Indexed Notes, 0.88%, 1/15/29 ............................ 13,269 12,848
U.S. Treasury Notes
4.38%, 12/15/26 .................................................... 10,000 10,018
2.38%, 5/15/27 .................................................... 10,000 9,866
2.88%, 8/15/28 .................................................... 3,944 3,837
3.38%, 9/15/28 .................................................... 5,000 4,908
3.25%, 6/30/29 .................................................... 15,000 14,559
4.25%, 6/30/29 .................................................... 4,000 3,991
3.88%, 9/30/29 .................................................... 18,000 17,751
3.88%, 7/31/30 .................................................... 9,858 9,673
4.13%, 8/31/30 .................................................... 40,000 39,591
4.38%, 11/30/30 .................................................... 4,500 4,493
4.25%, 2/28/31 .................................................... 9,000 8,939
3.63%, 9/30/31 .................................................... 9,000 8,663
3.88%, 9/30/32 .................................................... 5,000 4,830
4.13%, 11/15/32 .................................................... 5,000 4,893
3.75%, 11/30/32 .................................................... 10,000 9,577
3.88%, 8/15/33 .................................................... 47,000 45,050
4.00%, 2/15/34 .................................................... 38,000 36,557
4.38%, 5/15/34 .................................................... 5,000 4,922
3.88% , 8/15/34 .................................................... 35,000 33,244
4.25%, 11/15/34 .................................................... 15,000 14,597
4.25%, 5/15/35 .................................................... 30,000 29,100
Total U.S. Treasury Obligations (Cost $854,280)
a
a
a
715,302
Shares
Short-Term Investments (0.8%)
Collateral for Securities Loaned (0.8%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.57%(i) ........ 6,642,545 6,643
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.60%(i) ............ 6,642,545 6,642

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Invesco Government & Agency Portfolio, Institutional Shares, 3.66%(i) ................ 6,642,545 $ 6,642
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.59%(i) . 6,642,545 6,643
26,570
Total Short-Term Investments (Cost $26,570)
a
a
a
26,570
Total Investments (Cost $3,825,910) — 99.9% 3,538,818
Other assets in excess of liabilities —  0.1% 2,675
NET ASSETS - 100.00% $ 3,541,493
At July 31, 2026, the Fund's investments in foreign securities were 10.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2026, the fair value of these securities was
$962,299 (thousands) and amounted to 27.2% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2026.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2026.
(e) Rounds to less than $1 thousand.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Amount represents less than 0.05% of net assets.
(h) All or a portion of this security is on loan.
(i) Rate disclosed is the daily yield on July 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETM
—
Escrowed to Maturity
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of July 31, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of July 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of July 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of July 31, 2026.
SOFR90A
—
90 day average of SOFR, rate disclosed as of July 31, 2026.
STRIPS
—
Separately Trading Registered Interest and Principal Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of July 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of July 31, 2026.
US0003M
—
3 Month U.S. Dollar London Interbank Offered Rate, rate disclosed as of July 31, 2026, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of July 31, 2026.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of July 31, 2026.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (18.7%)
ABS Auto (10.1%):
Alloya Auto Receivables Trust , Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 5/25/28 @
100 (a) ........................................................... $ 500 $ 499
Ally Bank , Series 2026-A , Class C , 4 .86% , 3/15/34 , Callable 4/15/29 @ 100 (a) .......... 670 668
Ally Bank Auto Credit-Linked Notes .........................................
Series 2025-A , Class B , 4 .65% , 6/15/33 , Callable 10/15/28 @ 100 (a) .............. 467 466
Series 2025-B , Class B , 4 .50% , 9/15/33 , Callable 10/15/28 @ 100 (a) .............. 352 350
Series 2025-B , Class D , 4 .94% , 9/15/33 , Callable 10/15/28 @ 100 (a) .............. 823 819
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2023-2A , Class C , 6 .18% , 10/20/27 (a) ............................... 125 125
Series 2023-4A , Class C , 7 .24% , 6/20/29 (a) ................................ 105 108
CarMax Auto Owner Trust , Series 2023-1 , Class D , 6 .27% , 11/15/29 , Callable 3/15/27 @ 100 500 504
CarMax Select Receivables Trust , Series 2025-B , Class C , 4 .83% , 6/16/31 , Callable 5/15/29 @
100 ............................................................. 500 497
Carvana Auto Receivables Trust ............................................
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 8/10/26 @ 100 ................ 32 32
Series 2021-N2 , Class C , 1 .07% , 3/10/28 , Callable 5/10/27 @ 100 ................ 22 21
Chase Auto Credit Linked Notes , Series 2026-1 , Class C , 5 .09% , 7/25/34 , Callable 7/25/30 @
100 (a) ........................................................... 143 143
Chase Auto Owner Trust , Series 2024-3A , Class D , 5 .87% , 9/25/31 , Callable 2/25/28 @ 100 (a) 1,060 1,075
Chesapeake Funding II LLC , Series 2023-2A , Class A2 , 4 .73% ( SOFR30A + 110 bps ) , 10/15/35 ,
Callable 8/15/26 @ 100 (a) (b) .......................................... 166 166
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 4/15/27 @ 100 (a) ............. 385 387
Series 2025-2A , Class B , 4 .87% , 1/15/36 , Callable 9/15/29 @ 100 (a) .............. 477 468
Series 2026-1A , Class B , 4 .96% , 6/16/36 , Callable 1/15/30 @ 100 (a) .............. 1,000 993
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A3 , 6 .24% , 1/16/29 , Callable 9/15/28 @ 100 (a) ............. 84 85
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 9/15/28 @ 100 (a) .............. 250 255
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 3/15/28 @ 100 (a) ............. 646 653
Series 2026-1A , Class A4 , 4 .32% , 3/15/32 , Callable 10/15/29 @ 100 (a) ............ 750 738
First Investors Auto Owner Trust ............................................
Series 2025-1A , Class B , 4 .39% , 1/15/31 , Callable 2/15/29 @ 100 (a) .............. 500 495
Series 2025-1A , Class C , 4 .75% , 12/15/31 , Callable 2/15/29 @ 100 (a) ............. 500 497
Series 2025-1A , Class D , 5 .22% , 12/15/33 , Callable 2/15/29 @ 100 (a) ............. 185 183
Ford Credit Auto Owner Trust ..............................................
Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 250 248
Series 2022-1 , Class D , 5 .16% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 1,000 999
GLS Auto Receivables Issuer Trust , Series 2021-4A , Class E , 4 .43% , 10/16/28 , Callable
3/15/27 @ 100 (a) ................................................... 250 250
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class B2 , 5 .02% ( SOFR30A + 140 bps ) , 5/20/32 , Callable 11/20/27 @
100 (a) (b) ......................................................... 1,178 1,177
Series 2024-2 , Class B2 , 4 .97% ( SOFR30A + 135 bps ) , 10/20/32 , Callable 3/20/28 @
100 (a) (b) ......................................................... 986 984
Series 2025-2 , Class B2 , 4 .82% ( SOFR30A + 120 bps ) , 9/20/33 , Callable 4/20/29 @
100 (a) (b) ......................................................... 693 690
Series 2026-1 , Class B2 , 4 .62% ( SOFR30A + 100 bps ) , 2/20/34 , Callable 9/20/29 @
100 (a) (b) ......................................................... 850 843
LAD Auto Receivables Trust ...............................................
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 7/15/27 @ 100 (a) .............. 425 425
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 9/15/27 @ 100 (a) .............. 265 265
Lobel Automobile Receivables Trust .........................................
Series 2025-1 , Class B , 5 .20% , 4/17/28 , Callable 3/15/28 @ 100 (a) ............... 403 403
Series 2025-1 , Class C , 5 .70% , 1/15/30 , Callable 3/15/28 @ 100 (a) ............... 675 678
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 9/20/26 @ 100 (a) .............. 86 86
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 12/20/26 @ 100 (a) ............. 210 211
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 12/20/26 @ 100 (a) ............. 500 502
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 12/20/26 @ 100 (a) ............. 225 227
Series 2025-1A , Class C , 5 .21% , 1/20/39 , Callable 8/20/29 @ 100 (a) .............. 215 212

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Navistar Financial Dealer Note Master Owner Trust II , Series 2025-1 , Class C , 4 .72% ,
9/25/30 (a) ........................................................ $ 301 $ 301
OCCU Auto Receivables Trust , Series 2025-1A , Class D , 5 .60% , 11/15/34 , Callable 9/15/29 @
100 (a) ........................................................... 300 297
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 750 750
Prestige Auto Receivables Trust ............................................
Series 2025-1A , Class B , 5 .34% , 11/15/28 , Callable 10/15/28 @ 100 (a) ............ 477 478
Series 2025-1A , Class C , 5 .52% , 2/15/30 , Callable 10/15/28 @ 100 (a) ............. 177 178
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 166 167
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 83 84
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 280 281
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 370 371
Series 2025-A , Class C , 4 .66% , 1/16/34 , Callable 7/15/29 @ 100 (a) ............... 500 498
Series 2025-A , Class D , 5 .15% , 1/16/34 , Callable 7/15/29 @ 100 (a) ............... 250 250
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 2/25/28 @ 100 (a) ............... 224 225
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 2/25/28 @ 100 (a) ............... 97 97
Series 2025-B , Class B , 4 .93% , 12/29/32 , Callable 6/25/28 @ 100 (a) .............. 282 283
Series 2025-B , Class C , 5 .12% , 12/29/32 , Callable 6/25/28 @ 100 (a) .............. 282 283
Series 2026-A , Class C , 4 .43% , 3/25/33 , Callable 7/25/29 @ 100 (a) ............... 554 551
Truist Bank Auto Credit-Linked Notes ........................................
Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable 4/25/28 @ 100 (a) ............... 762 760
Series 2026-1 , Class B , 5 .07% , 6/26/34 , Callable 4/25/30 @ 100 (a) ............... 1,042 1,040
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 220 221
United Auto Credit Securitization Trust .......................................
Series 2025-1 , Class B , 5 .05% , 2/10/28 (a) ................................. 502 503
Series 2026-1 , Class B , 4 .63% , 5/10/29 , Callable 3/10/29 @ 100 (a) ............... 750 746
USB Auto Owner Trust , Series 2025-1A , Class D , 5 .40% , 12/15/32 , Callable 6/15/28 @ 100 (a) 250 250
Western Funding Auto Loan Trust ...........................................
Series 2025-1 , Class B , 4 .98% , 9/17/35 (a) ................................. 636 630
Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ................................ 447 443
Westlake Automobile Receivables Trust .......................................
Series 2025-1A , Class A2B , 4 .11% ( SOFR30A + 48 bps ) , 1/18/28 (a) (b) ............. 54 54
Series 2026-1A , Class C , 4 .37% , 6/16/31 , Callable 2/15/29 @ 100 (a) .............. 1,000 989
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2024-1A , Class A2 , 4 .50% ( TSFR1M + 83 bps ) , 2/18/39 (a) (b) ............... 304 304
Series 2025-3A , Class C , 4 .79% , 9/18/40 (a) ................................ 500 494
29,955
ABS Card (0.2%):
Evergreen Credit Card Trust , Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) ............. 507 510
ABS Other (8.4%):
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class A2 , 6 .09% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 40 40
Auxilior Term Funding LLC ...............................................
Series 2026-1A , Class A3 , 4 .99% , 8/15/36 , Callable 8/15/31 @ 100 (a) ............. 500 500
Series 2026-1A , Class C , 5 .75% , 8/15/36 , Callable 8/15/31 @ 100 (a) .............. 100 100
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 1/15/27 @
100 (a) ........................................................... 38 38
Capteris Equipment Finance LLC , Series 2026-1A , Class B , 4 .95% , 9/20/33 , Callable 8/20/30
@ 100 (a) ......................................................... 500 495
CCG Receivables Trust ...................................................
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 10/14/26 @ 100 (a) ............. 9 9
Series 2023-2 , Class A2 , 6 .28% , 4/14/32 , Callable 9/14/27 @ 100 (a) .............. 81 82
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 9/14/27 @ 100 (a) ............... 500 507
Series 2025-1 , Class A2 , 4 .48% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............ 487 488
Series 2025-1 , Class C , 4 .89% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 500 498
Clarus Capital Funding LLC , Series 2024-1A , Class B , 4 .79% , 8/20/32 , Callable 2/20/28 @
100 (a) ........................................................... 240 240
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 500 495

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Crossroads Asset Trust ...................................................
Series 2024-A , Class A2 , 5 .90% , 8/20/30 , Callable 3/20/28 @ 100 (a) .............. $ 269 $ 270
Series 2025-A , Class A2 , 4 .91% , 2/20/32 , Callable 11/20/28 @ 100 (a) ............. 343 344
Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 11/20/28 @ 100 (a) .............. 152 152
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 233 225
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 224 225
Dell Equipment Finance Trust ..............................................
Series 2024-2 , Class D , 5 .29% , 2/24/31 , Callable 5/22/27 @ 100 (a) ............... 254 255
Series 2025-1 , Class C , 5 .25% , 2/24/31 , Callable 11/22/27 @ 100 (a) .............. 300 302
Series 2025-2 , Class C , 4 .53% , 3/24/31 , Callable 6/22/28 @ 100 (a) ............... 850 843
Dext ABS LLC ........................................................
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 4/15/27 @ 100 (a) .............. 28 28
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 605 608
Series 2025-1 , Class C , 5 .39% , 8/15/35 , Callable 12/15/28 @ 100 (a) .............. 1,000 994
Series 2025-2 , Class B , 4 .66% , 4/15/36 , Callable 2/15/30 @ 100 (a) ............... 438 432
Series 2025-2 , Class D , 5 .45% , 10/15/36 , Callable 2/15/30 @ 100 (a) .............. 500 491
DLLAA LLC , Series 2025-1A , Class A3 , 4 .95% , 9/20/29 , Callable 3/20/29 @ 100 (a) ...... 522 525
DLLMT LLC , Series 2026-1A , Class A2 , 4 .03% , 7/20/28 (a) ........................ 750 749
Ford Credit Floorplan Master Owner Trust A , Series 2025-1 , Class A2 , 4 .43%
( SOFR30A + 80 bps ) , 4/15/30 (b) ......................................... 500 503
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2025-1 , Class A2 , 4 .52% , 10/15/27 (a) ............................... 403 403
Series 2025-1 , Class A3 , 4 .49% , 4/16/29 (a) ................................ 500 500
HPEFS Equipment Trust ..................................................
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 520 523
Series 2025-2A , Class C , 4 .41% , 11/22/32 , Callable 6/20/29 @ 100 (a) ............. 500 492
Series 2025-2A , Class D , 4 .77% , 5/20/33 , Callable 6/20/29 @ 100 (a) .............. 374 367
Kubota Credit Owner Trust , Series 2025-1A , Class A2 , 4 .61% , 12/15/27 (a) ............. 340 340
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 7/15/28 @ 100 (a) ... 192 193
New Economy Assets - Phase 1 Sponsor LLC , Series 2021-1 , Class B1 , 2 .41% , 10/20/61 ,
Callable 8/20/26 @ 100 (a) ............................................ 293 170
NMEF Funding LLC ....................................................
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 3/15/28 @ 100 (a) ............. 151 151
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 3/15/28 @ 100 (a) .............. 650 648
Series 2025-A , Class A2 , 4 .72% , 7/15/32 , Callable 8/15/28 @ 100 (a) .............. 237 238
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 8/15/28 @ 100 (a) ............... 709 710
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 8/15/28 @ 100 (a) ............... 450 451
Series 2025-B , Class A2 , 4 .64% , 1/18/33 , Callable 7/15/28 @ 100 (a) .............. 348 348
Series 2025-B , Class B , 4 .73% , 1/18/33 , Callable 7/15/28 @ 100 (a) ............... 500 497
Series 2025-B , Class C , 5 .17% , 1/18/33 , Callable 7/15/28 @ 100 (a) ............... 300 297
Series 2026-A , Class B , 4 .48% , 2/15/34 , Callable 1/15/30 @ 100 (a) ............... 750 735
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 346 283
PEAC Solutions Receivables LLC ...........................................
Series 2024-2A , Class A3 , 4 .65% , 10/20/31 , Callable 7/20/27 @ 100 (a) ............ 571 572
Series 2025-1A , Class A2 , 4 .94% , 10/20/28 , Callable 9/20/28 @ 100 (a) ............ 297 298
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 9/20/28 @ 100 (a) ............. 419 421
Series 2026-1A , Class A3 , 4 .39% , 7/20/33 , Callable 7/20/29 @ 100 (a) ............. 429 425
Post Road Equipment Finance LLC ..........................................
Series 2025-1A , Class A2 , 4 .90% , 5/15/31 , Callable 7/15/28 @ 100 (a) ............. 330 331
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 7/15/28 @ 100 (a) .............. 164 165
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 7/15/28 @ 100 (a) .............. 259 258
SLR Equipment Finance LLC ..............................................
Series 2026-1A , Class A2 , 5 .01% , 4/15/33 , Callable 1/15/29 @ 100 (a) ............. 220 220
Series 2026-1A , Class B , 5 .60% , 4/15/33 , Callable 1/15/29 @ 100 (a) .............. 138 138
Series 2026-1A , Class C , 5 .89% , 4/15/33 , Callable 1/15/29 @ 100 (a) .............. 94 94
Series 2026-1A , Class D , 6 .28% , 4/15/33 , Callable 1/15/29 @ 100 (a) .............. 46 46
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 250 242
VB-S1 Issuer LLC - VBTEL , Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 8/15/26 @
100 (a) ........................................................... 1,225 1,211
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 9/12/27 @ 100 (a) ............. 211 213

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. $ 400 $ 405
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 8/12/29 @ 100 (a) ............. 261 261
VFI ABS LLC , Series 2025-1A , Class A , 4 .78% , 6/24/30 , Callable 6/24/28 @ 100 (a) ...... 418 419
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A , Class C , 5 .28% , 9/20/32 , Callable 9/20/27 @ 100 (a) .............. 292 291
Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable 9/20/27 @ 100 (a) .............. 150 151
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 2/20/28 @ 100 (a) .............. 474 467
Series 2025-1A , Class D , 5 .45% , 9/20/33 , Callable 2/20/28 @ 100 (a) .............. 410 405
24,817
Total Asset-Backed Securities (Cost $55,583)
a
a
a
55,282
Collateralized Loan Obligations (2.9%)
Cash Flow CLO (2.9%):
720 East CLO V Ltd. , Series 2024-2A , Class X , 4 .63% ( TSFR3M + 90 bps ) , 7/20/39 , Callable
7/20/28 @ 100 (a) (b) ................................................. 1,000 1,000
Dryden CLO LLC , Series 2026-133A , Class X ( TSFR3M + 100 bps ) , 10/15/39 (a) (b) ........ 1,000 1,000
Dryden CLO Ltd. .......................................................
Series 2020-83A , Class AR2 , 4 .94% ( TSFR3M + 121 bps ) , 4/18/37 , Callable 7/18/27 @
100 (a) (b) ......................................................... 750 751
Series 2022-108A , Class XR , 4 .73% ( TSFR3M + 100 bps ) , 7/18/37 , Callable 7/18/27 @
100 (a) (b) ......................................................... 1,250 1,250
NGC Ltd. , Series 2024-1AR , Class XR , 4 .68% ( TSFR3M + 95 bps ) , 7/20/37 (a) (b) ......... 1,000 1,000
Oaktree CLO Ltd. , Series 2019-4A , Class XR3 , 4 .63% ( TSFR3M + 90 bps ) , 7/20/37 (a) (b) .... 660 660
OCP CLO Ltd. , Series 2020-18A , Class XR3 , 4 .68% ( TSFR3M + 95 bps ) , 7/21/39 (a) (b) ..... 1,000 1,000
Palmer Square Loan Funding Ltd. ...........................................
Series 2024-1A , Class A2R , 4 .90% ( TSFR3M + 115 bps ) , 10/15/32 , Callable 10/15/26 @
100 (a) (b) ......................................................... 750 748
Series 2024-3A , Class A2R , 4 .80% ( TSFR3M + 115 bps ) , 8/8/32 , Callable 8/8/26 @
100 (a) (b) ......................................................... 1,250 1,249
8,658
Total Collateralized Loan Obligations (Cost $8,660)
a
a
a
8,658
Collateralized Mortgage Obligations (10.2%)
Agency CMO Other (3.7%):
Federal Home Loan Mortgage Corporation REMICS .............................
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 197 195
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 463 465
Series 5536 , Class PA , 5 .00% , 5/25/54 .................................... 481 475
Series 5611 , Class LE , 4 .50% , 8/25/49 .................................... 1,180 1,149
Series 5664 , Class JB , 5 .00% , 11/25/53 ................................... 484 478
Federal National Mortgage Association REMICS ................................
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 331 331
Series 2025-61 , Class DA , 4 .50% , 9/25/51 ................................. 627 616
Government National Mortgage Association ....................................
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 179 181
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 352 354
Series 2023-149 , Class D , 5 .50% , 9/20/47 ................................. 79 79
Series 2023-168 , Class GB , 6 .00% , 2/20/50 ................................ 589 601
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 492 486
Series 2024-177 , Class D , 5 .25% , 6/20/51 ................................. 615 616
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 310 311
Series 2024-64 , Class NK , 5 .00% , 1/20/51 ................................. 391 388
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 207 207
Series 2025-131 , Class CE , 4 .50% , 12/20/53 ............................... 1,069 1,057
Series 2025-131 , Class QD , 4 .50% , 7/20/51 ................................ 696 684
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 427 427
Series 2025-139 , Class EA , 4 .00% , 3/20/65 ................................ 397 393
Series 2025-150 , Class QD , 4 .50% , 7/20/51 ................................ 1,404 1,380
10,873

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Agency Commercial MBS (0.3%):
Federal Home Loan Mortgage Corporation , Series K536 , Class AS , 4 .13% ( SOFR30A + 50 bps ) ,
11/25/29 (b) ....................................................... $ 997 $ 997
Commercial MBS (6.2%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .42% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 850 853
Series 2025-OANA , Class B , 5 .52% ( TSFR1M + 184 bps ) , 6/15/40 (a) (b) (c) .......... 500 501
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class A , 5 .33% ( TSFR1M + 165 bps ) , 8/15/42 (a) (b) (c) .......... 250 251
Series 2025-ATRM , Class B , 5 .78% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (c) .......... 979 972
BBCMS Mortgage Trust , Series 2019-BWAY , Class B , 5 .10% ( TSFR1M + 142 bps ) , 11/15/34 (a)
(b) (c) ........................................................... 1,000 40
BLP Commercial Mortgage Trust , Series 2025-IND , Class B , 5 .23% ( TSFR1M + 155 bps ) ,
3/15/42 (a) (b) (c) .................................................... 715 713
BX Trust .............................................................
Series 2025-GW , Class B , 5 .53% ( TSFR1M + 185 bps ) , 7/15/42 (a) (b) (c) ............ 500 500
Series 2025-ROIC , Class A , 4 .82% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... 375 375
Series 2025-VOLT , Class B , 5 .78% ( TSFR1M + 210 bps ) , 12/15/44 (a) (b) (c) .......... 983 982
Series 2025-VOLT , Class C , 6 .03% ( TSFR1M + 235 bps ) , 12/15/44 (a) (b) (c) .......... 238 238
Series 2026-CLS , Class A , 5 .08% ( TSFR1M + 140 bps ) , 5/15/43 (a) (b) (c) ............ 1,000 1,001
CEDR Commercial Mortgage Trust , Series 2022-SNAI , Class B , 5 .01% ( TSFR1M + 134 bps ) ,
2/15/39 (a) (b) (c) .................................................... 1,000 993
COMM Mortgage Trust ..................................................
Series 2019-521F , Class B , 4 .92% ( TSFR1M + 125 bps ) , 6/15/34 (a) (b) (c) ............ 1,500 1,452
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 300 308
GFH Mortgage Trust ....................................................
Series 2025-IND , Class A , 5 .15% , 6/15/33 (a) (c) ............................. 250 249
Series 2025-IND , Class B , 5 .55% , 6/15/33 (a) (c) ............................. 800 797
GS Mortgage Securities Corp. Trust , Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (c) ..... 795 708
Hilton USA Trust , Series 2016-HHV , Class A , 3 .72% , 11/5/38 (a) (c) ................... 250 249
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 5 .52% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 500 500
JW Commercial Mortgage Trust , Series 2026-MRCO , Class A , 5 .18% ( TSFR1M + 150 bps ) ,
6/15/39 (a) (b) (c) .................................................... 400 400
LBA Trust ............................................................
Series 2024-7IND , Class B , 5 .42% ( TSFR1M + 174 bps ) , 10/15/41 (a) (b) (c) .......... 355 356
Series 2026-LBA6 , Class A , 4 .85% ( TSFR1M + 120 bps ) , 7/15/43 (a) (b) (c) ........... 500 500
Series 2026-LBA6 , Class B , 5 .00% ( TSFR1M + 135 bps ) , 7/15/43 (a) (b) (c) ........... 750 750
Manhattan West Mortgage Trust , Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (c) ........ 750 727
SHR Trust ............................................................
Series 2024-LXRY , Class A , 5 .63% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (c) .......... 421 421
Series 2024-LXRY , Class B , 6 .13% ( TSFR1M + 245 bps ) , 10/15/41 (a) (b) (c) .......... 500 500
SMRT , Series 2022-MINI , Class B , 5 .03% ( TSFR1M + 135 bps ) , 1/15/39 (a) (b) (c) .......... 1,300 1,300
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .12% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 1,000 992
Wells Fargo Commercial Mortgage Trust , Series 2025-HI , Class A , 5 .37% ( TSFR1M + 169 bps ) ,
10/15/42 (a) (b) (c) ................................................... 750 752
18,380
Total Collateralized Mortgage Obligations (Cost $31,384)
a
a
a
30,250
Senior Secured Loans (1.3%)
Communication Services (0.3%):
Charter Communications Operating LLC, Term B4, First Lien , 5 .73% ( SOFR03M + 200 bps ) ,
12/9/30 (b) ........................................................ 997 961
Financials (0.4%):
Jane Street Group LLC, Extended Term Loans, First Lien , 12/15/31 (d) ................. 1,000 996
Industrials (0.3%):
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Repriced Term Loan , 5 .98%
( SOFR03M + 225 bps ) , 4/20/28 (b) ........................................ 990 989

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Information Technology (0.3%):
SS&C Technologies Holdings, Inc., Term Loan B-8 Loan , 5 .73% ( SOFR01M + 200 bps ) ,
5/9/31 (b) ......................................................... $ 987 $ 986
Total Senior Secured Loans (Cost $3,968)
a
a
a
3,932
Corporate Bonds (29.2%)
Communication Services (0.2%):
Sirius XM Radio LLC , 3 .13% , 9/1/26 (a) ...................................... 500 499
Consumer Discretionary (1.8%):
Daimler Truck Finance North America LLC , 4 .62% ( SOFR + 96 bps ) , 9/25/27 (a) (b) ........ 750 753
General Motors Financial Co., Inc. , 4 .83% ( SOFRINDX + 117 bps ) , 4/4/28 (b) ............ 1,000 1,005
Grand Canyon University , 5 .13% , 10/1/28 , Callable 8/1/28 @ 100 .................... 1,250 1,237
Las Vegas Sands Corp. , 5 .63% , 6/15/28 , Callable 5/15/28 @ 100 ..................... 500 504
Mattel, Inc. , 5 .88% , 12/15/27 , Callable 8/16/26 @ 100 (a) .......................... 500 500
Mobility Global, Inc. , 5 .05% , 6/15/29 , Callable 5/15/29 @ 100 (a) .................... 500 498
Volkswagen Group of America Finance LLC , 4 .55% , 9/11/28 , Callable 8/11/28 @ 100 (a) ... 750 744
5,241
Consumer Staples (0.3%):
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 1,000 997
Energy (1.0%):
Academy Ltd. , 5 .88% , 5/15/31 , Callable 5/15/28 @ 102.94 (a) ....................... 500 495
Antero Midstream Partners LP/Antero Midstream Finance Corp. , 5 .38% , 6/15/29 , Callable
9/5/26 @ 100 (a) .................................................... 1,100 1,097
Energy Transfer LP , 6 .50% ( H15T5Y + 569 bps ) , Callable 8/17/26 @ 100 (b) (e) ............ 750 750
Hilcorp Energy I LP/Hilcorp Finance Co. , 5 .75% , 2/1/29 , Callable 9/5/26 @ 100.96 (a) ..... 210 209
Venture Global Calcasieu Pass LLC , 3 .88% , 8/15/29 , Callable 2/15/29 @ 100 (a) .......... 500 476
3,027
Financials (18.7%):
American Express Co.
3 .55% ( H15T5Y + 285 bps ) , Callable 9/15/26 @ 100 (b) (e) ...................... 250 249
4 .94% ( SOFR + 126 bps ) , 4/25/29 , Callable 4/25/28 @ 100 (b) .................... 750 758
American Honda Finance Corp. , 4 .47% ( SOFR + 82 bps ) , 3/3/28 (b) .................... 1,000 1,000
American National Global Funding , 4 .63% , 12/15/28 (a) ........................... 1,000 988
Antares Holdings LP , 6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) .................... 1,000 998
Apollo Debt Solutions BDC , 5 .20% , 12/8/28 , Callable 11/8/28 @ 100 (a) ............... 1,000 985
Ares Strategic Income Fund , 4 .85% , 1/15/29 , Callable 12/15/28 @ 100 ................ 1,000 980
Athene Global Funding
4 .87% ( SOFRINDX + 121 bps ) , 3/25/27 (a) (b) ............................... 1,000 1,003
4 .60% ( SOFRINDX + 95 bps ) , 3/6/28 (a) (b) ................................. 300 299
Atlas Warehouse Lending Co. LP , 4 .63% , 11/15/28 , Callable 10/15/28 @ 100 (a) .......... 1,150 1,134
Bank of America Corp. , 4 .56% ( SOFR + 88 bps ) , 4/23/30 , Callable 4/23/29 @ 100 (b) ....... 750 751
Blackstone Private Credit Fund , 4 .95% , 9/26/27 , Callable 8/26/27 @ 100 ............... 500 499
Blackstone Secured Lending Fund , 5 .25% , 9/4/29 , Callable 8/4/29 @ 100 .............. 1,000 984
Block Financial LLC , 3 .88% , 8/15/30 , Callable 5/15/30 @ 100 (f) .................... 500 473
Blue Owl Capital Corp.
2 .63% , 1/15/27 , Callable 12/15/26 @ 100 ................................. 750 742
3 .13% , 4/13/27 , Callable 3/13/27 @ 100 .................................. 500 492
Blue Owl Credit Income Corp. , 6 .60% , 9/15/29 , Callable 8/15/29 @ 100 ............... 1,250 1,254
Blue Owl Technology Finance Corp.
6 .10% , 3/15/28 , Callable 2/15/28 @ 100 .................................. 623 623
6 .50% , 10/15/29 , Callable 9/15/29 @ 100 (f) ................................ 500 494
BMW US Capital LLC , 4 .58% ( SOFRINDX + 92 bps ) , 3/21/28 (a) (b) ................... 1,000 1,005
Capital Impact Partners , 5 .34% , 8/1/30 , Callable 5/1/30 @ 100 ...................... 650 652
Capital One Financial Corp. , 3 .95% ( H15T5Y + 316 bps ) , Callable 9/1/26 @ 100 (b) (e) (f) .... 1,050 1,047
Citibank NA , 4 .35% ( SOFR + 71 bps ) , 11/19/27 , Callable 11/19/26 @ 100 (b) ............. 500 500
Citigroup, Inc. , 4 .52% ( SOFR + 87 bps ) , 3/4/29 , Callable 3/4/28 @ 100 (b) ............... 348 349
Citizens Financial Group, Inc. , 4 .00% ( H15T5Y + 322 bps ) , Callable 10/6/26 @ 100 (b) (e) .... 750 747
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 770 822
CNO Global Funding , 4 .88% , 12/10/27 (a) ..................................... 1,000 999

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Corebridge Financial, Inc. , 6 .88% ( H15T5Y + 385 bps ) , 12/15/52 , Callable 9/15/27 @ 100 (b) . $ 500 $ 506
Corebridge Global Funding
4 .96% ( SOFR + 130 bps ) , 9/25/26 (a) (b) .................................... 295 295
4 .41% ( SOFR + 75 bps ) , 1/7/28 (a) (b) ...................................... 500 499
Credit Acceptance Corp. , 9 .25% , 12/15/28 , Callable 8/16/26 @ 104.63 (a) ............... 429 445
Enstar Finance LLC , 5 .50% ( H15T5Y + 401 bps ) , 1/15/42 , Callable 1/15/27 @ 100 (b) ....... 1,000 987
F&G Global Funding
4 .98% ( SOFR + 133 bps ) , 9/8/28 (a) (b) ..................................... 750 751
2 .00% , 9/20/28 (a) .................................................. 500 467
Fidelity National Information Services, Inc. , 4 .86% ( SOFR + 121 bps ) , 3/10/29 (b) .......... 1,250 1,254
First Citizens BancShares, Inc. , 7 .90% ( TSFR3M + 423 bps ) , Callable 1/4/27 @ 100 (b) (e) .... 250 251
First Maryland Capital I , 5 .01% ( TSFR3M + 126 bps ) , 1/15/27 , Callable 9/5/26 @ 100 (b) .... 1,250 1,244
First-Citizens Bank & Trust Co. , 5 .10% ( SOFR + 115 bps ) , 7/13/29 , Callable 7/13/28 @ 100 (b) 750 748
Ford Motor Credit Co. LLC , 5 .13% ( SOFR + 145 bps ) , 11/5/26 (b) ..................... 750 751
Fortitude Group Holdings LLC , 6 .25% , 4/1/30 , Callable 1/1/30 @ 100 (a) ............... 250 254
GA Global Funding Trust , 4 .40% , 9/23/27 (a) ................................... 500 498
Goldman Sachs Private Credit Corp.
5 .05% , 2/23/28 .................................................... 750 745
5 .38% , 1/31/29 , Callable 12/31/28 @ 100 ................................. 500 496
Golub Capital Private Credit Fund , 5 .45% , 8/15/28 , Callable 7/15/28 @ 100 ............. 1,250 1,241
Hercules Capital, Inc. , 2 .63% , 9/16/26 , Callable 9/5/26 @ 100 ....................... 1,000 996
Hyundai Capital America, Inc. , 4 .70% ( SOFR + 104 bps ) , 3/19/27 (a) (b) ................. 1,000 1,003
JPMorgan Chase & Co. , 4 .52% ( SOFR + 85 bps ) , 7/23/30 , Callable 7/23/29 @ 100 (b) ....... 1,250 1,251
KeyCorp , 5 .00% ( TSFR3M + 387 bps ) , Callable 9/15/26 @ 100 (b) (e) ................... 250 249
KeyCorp Capital I , 4 .73% ( TSFR3M + 100 bps ) , 7/1/28 , Callable 9/5/26 @ 100 (b) ......... 750 737
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4 .25% , 2/1/27 , Callable 9/5/26 @ 100 (a) .................................. 900 896
4 .75% , 6/15/29 , Callable 9/5/26 @ 100 (a) ................................. 500 487
MassMutual Global Funding II , 4 .33% ( SOFR + 66 bps ) , 1/22/29 (a) (b) .................. 1,150 1,150
Mercedes-Benz Finance North America LLC , 4 .59% ( SOFR + 93 bps ) , 3/31/28 (a) (b) ........ 1,000 1,004
Metropolitan Life Global Funding I , 4 .28% ( SOFRINDX + 62 bps ) , 4/13/28 (a) (b) .......... 750 750
MGIC Investment Corp. , 5 .25% , 8/15/28 , Callable 8/21/26 @ 100 .................... 1,300 1,298
Morgan Stanley Private Bank NA , 4 .40% ( SOFR + 77 bps ) , 2/8/30 , Callable 2/8/29 @ 100 (b) . 1,000 997
MSD Investment Corp.
6 .38% , 6/12/29 , Callable 5/12/29 @ 100 (a) ................................ 710 709
6 .13% , 2/5/31 , Callable 1/5/31 @ 100 (a) .................................. 500 484
Nissan Motor Acceptance Co. LLC
5 .30% , 9/13/27 (a) .................................................. 500 498
2 .45% , 9/15/28 , Callable 7/15/28 @ 100 (a) ................................ 279 259
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 250 254
RGA Global Funding , 4 .35% , 8/25/28 (a) ...................................... 500 495
Rocket Cos., Inc. , 6 .13% , 8/1/31 , Callable 8/1/28 @ 103.06 (a) ....................... 887 891
Santander Holdings USA, Inc. , 5 .47% ( SOFR + 161 bps ) , 3/20/29 , Callable 3/20/28 @ 100 (b) . 1,400 1,411
Sixth Street Specialty Lending, Inc. , 2 .50% , 8/1/26 ............................... 1,000 1,000
Stellantis Financial Services US Corp. , 5 .35% ( SOFR + 169 bps ) , 9/15/28 (a) (b) ............ 1,250 1,255
Stonebriar ABF Issuer LLC , 8 .13% , 12/15/30 , Callable 12/15/27 @ 104.06 (a) ............ 756 787
The Bank of New York Mellon Corp. , 4 .33% ( SOFRINDX + 68 bps ) , 6/9/28 , Callable 6/9/27 @
100 (b) ........................................................... 1,000 1,002
The Goldman Sachs Group, Inc. , 4 .96% ( SOFR + 129 bps ) , 4/23/28 , Callable 4/23/27 @ 100 (b) 1,000 1,005
The Huntington National Bank , 4 .38% ( SOFR + 72 bps ) , 4/12/28 , Callable 4/12/27 @ 100 (b) .. 1,000 1,000
Truist Bank , 4 .34% ( SOFR + 66 bps ) , 1/27/29 , Callable 1/27/28 @ 100 (b) ............... 500 500
Truist Financial Corp. , 4 .58% ( TSFR3M + 93 bps ) , 5/15/27 , Callable 9/5/26 @ 100 (b) ....... 717 713
55,340
Health Care (1.8%):
Centene Corp. , 4 .25% , 12/15/27 , Callable 8/21/26 @ 100 .......................... 408 406
Charles River Laboratories International, Inc. , 4 .25% , 5/1/28 , Callable 8/21/26 @ 100 (a) .... 1,000 981
HCA, Inc. , 4 .52% ( SOFR + 87 bps ) , 3/1/28 , Callable 2/1/28 @ 100 (b) .................. 1,250 1,253
Lifespan Corp. , 5 .05% , 2/15/30 , Callable 8/15/29 @ 100 ........................... 250 247
Medline Borrower LP , 5 .25% , 10/1/29 , Callable 9/5/26 @ 101.31 (a) .................. 1,200 1,189
Novartis Capital Corp. , 4 .31% ( SOFRINDX + 65 bps ) , 3/16/29 (b) ..................... 1,000 1,004
PeaceHealth Obligated Group , 4 .34% , 11/15/28 , Callable 8/15/28 @ 100 (f) ............. 350 347
5,427

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Industrials (1.6%):
American Airlines Pass Through Trust , 3 .58% , 1/15/28 ............................ $ 247 $ 242
British Airways Pass Through Trust , 3 .35% , 6/15/29 (a) ............................ 806 779
Delta Air Lines Pass Through Trust , 3 .63% , 7/30/27 .............................. 432 427
Rockwell Collins, Inc. , 3 .50% , 3/15/27 , Callable 12/15/26 @ 100 .................... 750 743
The GEO Group, Inc. , 8 .63% , 4/15/29 , Callable 8/16/26 @ 104.31 .................... 500 521
TriNet Group, Inc. , 3 .50% , 3/1/29 , Callable 9/5/26 @ 100 (a) ........................ 1,125 1,062
XPO, Inc. , 6 .25% , 6/1/28 , Callable 8/16/26 @ 101.56 (a) ........................... 1,000 1,010
4,784
Information Technology (1.8%):
Accenture Capital, Inc. , 4 .36% ( SOFRINDX + 70 bps ) , 7/10/29 (b) ..................... 1,250 1,251
Citadel Finance LLC , 4 .75% , 2/14/29 , Callable 1/14/29 @ 100 (a) .................... 1,000 981
Hewlett Packard Enterprise Co.
4 .64% ( SOFRINDX + 98 bps ) , 3/23/28 (b) .................................. 750 753
4 .62% ( SOFR + 96 bps ) , 9/15/28 (b) ....................................... 500 502
Oracle Corp. , 4 .44% ( SOFR + 76 bps ) , 8/3/28 (b) .................................. 750 739
Salesforce, Inc.
4 .50% , 3/15/28 , Callable 2/15/28 @ 100 .................................. 750 749
4 .65% , 3/15/29 , Callable 2/15/29 @ 100 .................................. 250 249
5,224
Materials (0.5%):
Glencore Funding LLC , 4 .72% ( SOFRINDX + 106 bps ) , 4/4/27 (a) (b) ................... 1,000 1,002
Sasol Financing USA LLC , 4 .38% , 9/18/26 , Callable 8/18/26 @ 100 .................. 500 499
1,501
Real Estate (0.6%):
CTR Partnership LP/CareTrust Capital Corp. , 3 .88% , 6/30/28 , Callable 3/30/28 @ 100 (a) ... 1,275 1,242
EPR Properties , 4 .50% , 6/1/27 , Callable 3/1/27 @ 100 ............................ 500 498
1,740
Utilities (0.9%):
Dominion Energy, Inc. , 4 .35% ( H15T5Y + 320 bps ) , Callable 1/15/27 @ 100 (b) (e) (f) ....... 500 497
Elm Road Generating Station Supercritical LLC , 4 .67% , 1/19/31 (a) ................... 247 243
FirstEnergy Pennsylvania Electric Co. , 3 .60% , 6/1/29 , Callable 3/1/29 @ 100 (a) .......... 330 319
NextEra Energy Capital Holdings, Inc. , 4 .48% ( SOFRINDX + 80 bps ) , 2/4/28 (b) .......... 1,000 1,004
Vistra Operations Co. LLC , 7 .75% , 10/15/31 , Callable 10/15/26 @ 103.88 (a) ............ 750 782
2,845
Total Corporate Bonds (Cost $86,589)
a
a
a
86,625
Yankee Dollars (15.0%)
Consumer Discretionary (0.5%):
Carnival Corp. Ltd. , 5 .13% , 5/1/29 , Callable 2/1/29 @ 100 (a) ....................... 600 596
Melco Resorts Finance Ltd. , 5 .63% , 7/17/27 , Callable 9/5/26 @ 100 (a) ................ 750 748
1,344
Energy (0.5%):
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 1,400 1,461
Financials (12.5%):
ABN AMRO Bank NV
5 .44% ( SOFRINDX + 178 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ............. 1,000 1,001
6 .34% ( H15T1Y + 165 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ................ 480 481
AXA SA , 5 .13% ( SOFRINDX + 414 bps ) , 1/17/47 , Callable 1/17/27 @ 100 (b) ............ 1,000 999
Banco Santander SA , 5 .03% ( SOFR + 138 bps ) , 3/14/28 , Callable 3/14/27 @ 100 (b) (f) ...... 1,500 1,506
Bank of Montreal , 4 .54% ( SOFR + 86 bps ) , 1/27/29 , Callable 1/27/28 @ 100 (b) ........... 1,250 1,253
Beazley Insurance DAC , 5 .50% , 9/10/29 ...................................... 450 453
BNP Paribas SA , 5 .06% ( SOFR + 143 bps ) , 5/9/29 , Callable 5/9/28 @ 100 (a) (b) ........... 750 757
BPCE SA
5 .65% ( SOFRINDX + 198 bps ) , 10/19/27 , Callable 10/19/26 @ 100 (a) (b) ............ 500 502
6 .61% ( SOFR + 198 bps ) , 10/19/27 , Callable 10/19/26 @ 100 (a) (b) ................ 500 502
Canadian Imperial Bank of Commerce , 4 .88% ( SOFR + 122 bps ) , 10/2/26 (b) ............. 1,000 1,002
Cooperatieve Rabobank , 4 .31% ( SOFRINDX + 65 bps ) , 4/1/29 (b) ..................... 1,000 1,003
Credit Agricole SA , 4 .86% ( SOFR + 121 bps ) , 9/11/28 , Callable 9/11/27 @ 100 (a) (b) ....... 500 503

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Deutsche Bank AG , 4 .85% ( SOFR + 122 bps ) , 11/16/27 , Callable 11/16/26 @ 100 (b) ....... $ 781 $ 782
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 500 514
Flutter Treasury DAC , 5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) .................. 500 495
HSBC Holdings PLC , 5 .20% ( SOFR + 157 bps ) , 8/14/27 , Callable 8/14/26 @ 100 (b) ........ 600 600
ING Groep NV
5 .21% ( SOFRINDX + 156 bps ) , 9/11/27 , Callable 9/11/26 @ 100 (b) ................ 500 501
4 .67% ( SOFRINDX + 101 bps ) , 3/25/29 , Callable 3/25/28 @ 100 (b) ............... 800 804
Lloyds Banking Group PLC
5 .19% ( SOFRINDX + 156 bps ) , 8/7/27 , Callable 8/7/26 @ 100 (b) ................. 500 500
4 .71% ( SOFRINDX + 106 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (b) ............... 750 754
Macquarie Bank Ltd. , 4 .42% ( SOFR + 76 bps ) , 3/29/29 (a) (b) (f) ....................... 1,000 1,003
Marex UK Holdings Ltd. , 5 .83% , 5/8/28 , Callable 4/8/28 @ 100 ..................... 1,000 1,005
Mitsubishi UFJ Financial Group, Inc. , 4 .51% ( SOFR + 84 bps ) , 7/24/30 , Callable 7/24/29 @
100 (b) ........................................................... 750 749
Mizuho Bank Ltd. , 4 .72% ( SOFR + 105 bps ) , 4/16/31 (a) (b) .......................... 1,000 1,016
National Australia Bank Ltd. , 4 .31% ( SOFR + 65 bps ) , 1/12/27 (a) (b) (f) ................. 1,250 1,252
National Bank of Canada , 4 .44% ( SOFR + 77 bps ) , 1/20/29 , Callable 1/20/28 @ 100 (b) ...... 1,000 1,002
Nationwide Building Society , 4 .92% ( SOFR + 129 bps ) , 2/16/28 , Callable 2/16/27 @ 100 (a) (b) 1,400 1,405
NatWest Markets PLC
4 .61% ( SOFR + 95 bps ) , 3/21/28 (a) (b) ..................................... 400 403
4 .59% ( SOFR + 93 bps ) , 3/27/29 (a) (b) ..................................... 1,000 1,003
Nomura Holdings, Inc. , 4 .61% ( SOFR + 95 bps ) , 6/29/29 (b) ......................... 1,000 1,001
Nordea Bank Abp , 4 .36% ( SOFR + 70 bps ) , 3/17/28 (a) (b) ........................... 750 753
NTT Finance Corp. , 4 .49% ( SOFR + 83 bps ) , 6/20/29 (a) (b) .......................... 1,000 1,000
Royal Bank of Canada , 4 .27% ( SOFRINDX + 59 bps ) , 11/2/26 , MTN (b) ................ 500 500
Santander UK Group Holdings PLC , 2 .47% ( SOFR + 122 bps ) , 1/11/28 , Callable 1/11/27 @
100 (b) ........................................................... 500 495
Skandinaviska Enskilda Banken AB , 4 .40% ( SOFRINDX + 75 bps ) , 6/2/28 (a) (b) .......... 1,000 1,004
SMBC Aviation Capital Finance DAC , 4 .95% , 7/23/29 , Callable 6/23/29 @ 100 (a) ........ 750 748
Societe Generale SA , 4 .76% ( SOFR + 110 bps ) , 4/12/30 , Callable 4/12/29 @ 100 (a) (b) ...... 750 751
Standard Chartered PLC , 4 .91% ( SOFR + 124 bps ) , 1/21/29 , Callable 1/21/28 @ 100 (a) (b) ... 750 755
Standard Life PLC , 5 .38% , 7/6/27 , MTN ...................................... 1,000 1,000
Sumitomo Mitsui Trust Bank Ltd. , 4 .40% ( SOFR + 75 bps ) , 9/11/28 (a) (b) ................ 1,000 1,003
The Bank of Nova Scotia
4 .52% ( SOFR + 89 bps ) , 2/14/29 , Callable 2/14/28 @ 100 (b) ..................... 1,000 1,004
8 .63% ( H15T5Y + 439 bps ) , 10/27/82 , Callable 10/27/27 @ 100 (b) ................ 250 259
The Toronto-Dominion Bank
4 .41% ( SOFR + 75 bps ) , 10/13/28 (b) ...................................... 568 569
4 .43% ( SOFR + 76 bps ) , 4/23/29 (b) ....................................... 390 391
UBS AG/Stamford CT , 4 .47% ( SOFR + 81 bps ) , 3/16/29 , Callable 3/16/28 @ 100 (b) ........ 1,000 1,003
VOC Escrow Ltd. , 5 .00% , 2/15/28 , Callable 9/5/26 @ 100 (a) ....................... 1,156 1,152
37,138
Industrials (0.9%):
Air Canada , 3 .88% , 8/15/26 (a) ............................................. 750 750
Air Canada Pass Through Trust , 3 .75% , 12/15/27 (a) .............................. 703 690
AS Mileage Plan IP Ltd. , 5 .02% , 10/20/29 , Callable 9/20/29 @ 100 (a) ................. 1,075 1,060
2,500
Information Technology (0.3%):
Open Text Corp. , 3 .88% , 2/15/28 , Callable 9/5/26 @ 100 (a) ........................ 1,000 975
Materials (0.3%):
Rio Tinto Finance USA PLC , 4 .50% ( SOFRINDX + 84 bps ) , 3/14/28 (b) ................. 1,000 1,006
Total Yankee Dollars (Cost $44,328)
a
a
a
44,424
Municipal Bonds (1.2%)
California (0.3%):
California Municipal Finance Authority Revenue , Series B , 5 .43% , 9/1/28 .............. 375 375
California State Public Works Board Revenue , Series B , 4 .45% , 4/1/27 ................ 375 375
750

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Maryland (0.1%):
Maryland Economic Development Corp. Revenue , 6 .12% , 1/30/28 , Continuously Callable
@100 (a) ......................................................... $ 395 $ 395
Massachusetts (0.4%):
Massachusetts Development Finance Agency Revenue
Series B , 6 .75% , 10/1/30 ............................................. 260 261
Series G , 6 .38% , 10/1/28 ............................................. 500 500
Series G , 6 .63% , 10/1/30 ............................................. 275 278
1,039
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 425 426
Texas (0.3%):
Las Varas Public Facility Corp. Revenue , Series B , 4 .35% , 2/1/29 , Continuously Callable
@100 ........................................................... 1,000 987
Total Municipal Bonds (Cost $3,605)
a
a
a
3,597
U.S. Government Agency Mortgages (0.1%)
Federal National Mortgage Association
4 .50% , 11/1/40 ..................................................... 450 440
Total U.S. Government Agency Mortgages (Cost $450)
a
a
a
440
Commercial Paper (21.8%)
Communication Services (3.0%):
Rogers Communications, Inc. , 4 .03% , 9/24/26 (a) (g) .............................. 1,500 1,491
TELUS Corp.
4 .17% , 8/5/26 (a) (g) ................................................. 1,000 999
4 .35% , 11/13/26 (a) (g) ................................................ 1,000 987
Videotron Ltd.
4 .28% , 8/5/26 (a) (g) ................................................. 2,250 2,249
4 .33% , 8/11/26 (a) (g) ................................................ 300 300
4 .41% , 8/19/26 (a) (g) ................................................ 2,000 1,995
4 .42% , 8/20/26 (a) (g) ................................................ 1,000 998
9,019
Consumer Discretionary (3.0%):
AutoNation, Inc. , 4 .13% , 8/5/26 (a) (g) ........................................ 3,000 2,998
Genuine Parts Co.
4 .21% , 8/3/26 (a) (g) ................................................. 1,500 1,500
4 .24% , 8/6/26 (a) (g) ................................................. 1,000 999
4 .25% , 8/7/26 (a) (g) ................................................. 1,500 1,499
4 .28% , 8/10/26 (a) (g) ................................................ 750 749
4 .43% , 8/25/26 (a) (g) ................................................ 500 499
4 .43% , 8/27/26 (a) (g) ................................................ 500 498
8,742
Consumer Staples (2.9%):
Bacardi-Martini BV , 4 .26% , 9/29/26 (a) (g) ..................................... 3,000 2,979
Keurig Dr Pepper, Inc.
4 .17% , 8/12/26 (a) (g) ................................................ 1,250 1,248
4 .21% , 8/17/26 (a) (g) ................................................ 2,500 2,495
4 .23% , 8/19/26 (a) (g) ................................................ 1,000 998
4 .30% , 8/31/26 (a) (g) ................................................ 1,000 996
8,716
Energy (1.8%):
Antero Resources Corp. , 49 .15% , 8/3/26 (a) (g) .................................. 3,350 3,336
Guadalupe Valley Electric Coop, Inc. , 4 .30% , 8/6/26 (a) (g) .......................... 2,000 1,999
5,335
Financials (3.6%):
Ares Capital Corp. , 4 .14% , 8/3/26 (a) (g) ....................................... 2,000 1,999

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Global Payments, Inc.
4 .11% , 8/3/26 (a) (g) ................................................. $ 1,100 $ 1,100
4 .12% , 8/4/26 (a) (g) ................................................. 2,000 1,999
4 .14% , 8/6/26 (a) (g) ................................................. 1,200 1,199
4 .15% , 8/7/26 (a) (g) ................................................. 1,500 1,499
Stellantis Financial Services US Corp.
4 .28% , 8/3/26 (a) (g) ................................................. 820 820
4 .47% , 10/21/26 (a) (g) ............................................... 1,000 990
4 .54% , 11/10/26 (a) (g) ................................................ 1,000 987
10,593
Health Care (1.0%):
HCA, Inc.
4 .24% , 8/17/26 (a) (g) ................................................ 500 499
4 .25% , 8/18/26 (a) (g) ................................................ 500 499
4 .28% , 8/21/26 (a) (g) ................................................ 1,000 997
4 .38% , 10/21/26 (a) (g) ............................................... 1,000 990
2,985
Industrials (1.0%):
Stanley Black & Decker, Inc. , 4 .09% , 8/5/26 (a) (g) ............................... 1,000 999
Triton Container International Ltd./TAL International Container Corp.
4 .34% , 8/28/26 (a) (g) ................................................ 300 299
4 .35% , 9/2/26 (a) (g) ................................................. 1,600 1,594
2,892
Information Technology (3.6%):
Arrow Electronics, Inc.
3 .96% , 8/3/26 (a) (g) ................................................. 800 800
3 .97% , 8/4/26 (a) (g) ................................................. 1,000 1,000
3 .98% , 8/5/26 (a) (g) ................................................. 1,000 999
3 .98% , 8/6/26 (a) (g) ................................................. 3,000 2,998
Jabil, Inc.
4 .21% , 8/11/26 (a) (g) ................................................ 500 499
4 .19% , 8/17/26 (a) (g) ................................................ 1,000 998
4 .21% , 8/18/26 (a) (g) ................................................ 2,000 1,996
4 .26% , 8/27/26 (a) (g) ................................................ 1,500 1,495
10,785
Materials (0.2%):
International Flavors & Fragrances, Inc. , 4 .00% , 8/21/26 (a) (g) ....................... 500 499
Real Estate (0.7%):
Alexandria Real Estate Equities, Inc.
3 .89% , 8/3/26 (a) (g) ................................................. 1,000 1,000
3 .89% , 8/7/26 (a) (g) ................................................. 1,000 999
1,999
Utilities (1.0%):
National Fuel Gas Co. , 4 .17% , 8/5/26 (a) (g) .................................... 3,000 2,998
Total Commercial Paper (Cost $64,582)
a
a
a
64,563
Shares
Collateral for Securities Loaned (1.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (h) ........ 1,076,786 1,076
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (h) ............ 1,076,786 1,077
Invesco Government & Agency Portfolio, Institutional Shares , 3 .66% (h) ............... 1,076,786 1,077
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (h) . 1,076,786 1,077
Total Collateral for Securities Loaned (Cost $4,307)
a
a
a
4,307
Total Investments (Cost $303,456) — 101.9% 302,078
Liabilities in excess of other assets —  (1.9)% (5,710)
NET ASSETS - 100.00% $ 296,368
At July 31, 2026, the Fund's investments in foreign securities were 23.3% of net assets.
^ Purchased with cash collateral from securities on loan.

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2026, the fair value of these securities was
$207,459 (thousands) and amounted to 70.0% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2026.
(c) Security is interest only.
(d) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) All or a portion of this security is on loan.
(g) Rate represents the effective yield at July 31, 2026.
(h) Rate disclosed is the daily yield on July 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2026.
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of July 31, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of July 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of July 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of July 31, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of July 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of July 31, 2026.

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (28.9%)
ABS Auto (16.0%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A, Class A4, 4.71%, 1/25/30, Callable 5/25/28 @ 100(a) ............. $ 1,308 $ 1,311
Series 2025-1A, Class B, 4.99%, 3/25/30, Callable 5/25/28 @ 100(a) .............. 694 695
Series 2025-1A, Class C, 5.19%, 7/25/30, Callable 5/25/28 @ 100(a) .............. 785 784
Series 2025-1A, Class D, 5.68%, 3/25/33, Callable 5/25/28 @ 100(a) .............. 602 606
Ally Auto Receivables Trust ...............................................
Series 2023-1, Class B, 5.76%, 1/15/29, Callable 5/15/27 @ 100(a) ............... 2,000 2,020
Series 2023-1, Class D, 6.74%, 4/15/34, Callable 5/15/27 @ 100(a) ............... 1,268 1,288
Series 2023-A, Class C, 6.08%, 1/17/34, Callable 7/15/27 @ 100(a) ............... 1,139 1,144
Series 2023-A, Class D, 7.33%, 1/17/34, Callable 7/15/27 @ 100(a) ............... 1,333 1,365
Series 2024-1, Class B, 5.16%, 10/15/29, Callable 8/15/27 @ 100 ................ 1,263 1,271
Series 2024-1, Class C, 5.41%, 11/15/29, Callable 8/15/27 @ 100 ................ 1,500 1,509
Ally Bank, Series 2026-A, Class C, 4.86%, 3/15/34, Callable 4/15/29 @ 100(a) .......... 1,786 1,780
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B, Class C, 5.22%, 9/15/32, Callable 4/15/28 @ 100(a) ............... 989 993
Series 2024-B, Class D, 5.41%, 9/15/32, Callable 4/15/28 @ 100(a) ............... 559 560
Series 2025-A, Class C, 4.84%, 6/15/33, Callable 10/15/28 @ 100(a) .............. 1,557 1,556
American Credit Acceptance Receivables Trust .................................
Series 2024-4, Class C, 4.91%, 8/12/31, Callable 2/12/28 @ 100(a) ............... 2,448 2,453
Series 2025-4, Class C, 4.83%, 1/13/31, Callable 9/12/28 @ 100(a) ............... 1,000 997
Series 2026-1, Class C, 4.55%, 1/12/33, Callable 9/12/28 @ 100(a) ............... 1,000 992
American Heritage Auto Receivables Issuer Trust ................................
Series 2025-1A, Class C, 5.04%, 11/17/31, Callable 12/15/28 @ 100(a) ............ 2,000 1,977
Series 2026-1A, Class A2, 4.49%, 12/17/29(a) .............................. 1,250 1,249
Series 2026-1A, Class C, 5.44%, 10/15/32, Callable 6/15/30 @ 100(a) ............. 1,000 995
American Heritage Auto Receivables Trust .....................................
Series 2024-1A, Class B, 5.32%, 9/16/30, Callable 7/15/28 @ 100(a) .............. 500 502
Series 2024-1A, Class C, 5.63%, 12/16/30, Callable 7/15/28 @ 100(a) ............. 611 614
Series 2024-1A, Class D, 6.34%, 1/18/33, Callable 7/15/28 @ 100(a) .............. 1,045 1,063
ARI Fleet Lease Trust ....................................................
Series 2024-A, Class C, 5.38%, 11/15/32, Callable 10/15/27 @ 100(a) ............. 813 818
Series 2024-B, Class A3, 5.26%, 4/15/33, Callable 10/15/27 @ 100(a) ............. 3,150 3,178
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 550 556
Series 2024-B, Class C, 5.55%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 1,031 1,041
Series 2025-A, Class C, 4.90%, 1/17/34, Callable 10/15/28 @ 100(a) .............. 1,625 1,613
Series 2025-B, Class B, 4.97%, 3/15/34, Callable 12/15/28 @ 100(a) .............. 900 900
AutoNation Finance Trust ..................................................
Series 2025-1A, Class C, 5.19%, 12/10/30, Callable 7/10/28 @ 100(a) ............. 1,895 1,905
Series 2025-1A, Class D, 5.63%, 9/10/32, Callable 7/10/28 @ 100(a) .............. 2,400 2,412
Series 2026-1A, Class B, 4.42%, 6/11/31, Callable 2/11/29 @ 100(a) .............. 1,000 986
Series 2026-1A, Class C, 4.56%, 10/14/31, Callable 2/11/29 @ 100(a) ............. 647 637
Series 2026-1A, Class D, 5.07%, 1/11/34, Callable 2/11/29 @ 100(a) .............. 1,000 989
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-1A, Class C, 2.13%, 8/20/27, Callable 8/20/26 @ 100(a) .............. 167 166
Series 2021-2A, Class C, 2.35%, 2/20/28, Callable 2/20/27 @ 100(a) .............. 800 793
Series 2023-2A, Class C, 6.18%, 10/20/27(a) ............................... 268 268
Series 2023-5A, Class B, 6.12%, 4/20/28(a) ................................ 2,000 2,013
Series 2023-5A, Class C, 6.85%, 4/20/28(a) ................................ 1,000 1,008
Series 2023-7A, Class B, 6.44%, 8/21/28(a) ................................ 1,000 1,012
Series 2026-3A, Class B, 5.21%, 4/20/31, Callable 4/20/30 @ 100(a) .............. 1,000 992
Series 2026-3A, Class C, 5.50%, 4/20/31, Callable 4/20/30 @ 100(a) .............. 1,250 1,238
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77%, 8/15/30,
Callable 12/15/28 @ 100 ............................................. 1,714 1,717
CarMax Auto Owner Trust ................................................
Series 2023-2, Class C, 5.57%, 11/15/28, Callable 5/15/27 @ 100 ................ 1,000 1,007
Series 2023-3, Class D, 6.44%, 12/16/30, Callable 8/15/27 @ 100 ................ 1,000 1,012
Series 2023-4, Class D, 7.16%, 4/15/30, Callable 10/15/27 @ 100 ................ 1,000 1,022
Series 2024-1, Class C, 5.47%, 8/15/29, Callable 1/15/28 @ 100 ................. 1,000 1,009
Series 2024-2, Class D, 6.42%, 10/15/30, Callable 2/15/28 @ 100 ................ 3,000 3,050
Series 2024-3, Class D, 5.67%, 1/15/31, Callable 6/15/28 @ 100 ................. 1,238 1,246
Series 2024-4, Class D, 5.36%, 8/15/31, Callable 8/15/28 @ 100 ................. 1,480 1,481

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
CarMax Select Receivables Trust ...........................................
Series 2024-A, Class B, 5.35%, 1/15/30, Callable 9/15/28 @ 100 ................. $ 1,500 $ 1,511
Series 2026-A, Class A2A, 4.03%, 12/17/29, Callable 3/15/29 @ 100 .............. 4,000 3,990
Carvana Auto Receivables Trust ............................................
Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 8/10/26 @ 100 ................ 8 8
Series 2021-N1, Class B, 1.09%, 1/10/28, Callable 8/10/26 @ 100 ................ 111 110
Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 8/10/26 @ 100 ................ 84 84
Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 8/10/26 @ 100 ................ 98 98
Series 2021-N2, Class A2, 0.97%, 3/10/28, Callable 5/10/27 @ 100 ............... 85 85
Series 2021-N2, Class B, 0.75%, 3/10/28, Callable 5/10/27 @ 100 ................ 88 87
Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 5/10/27 @ 100 ................ 86 85
Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 5/10/27 @ 100 ................ 154 152
Series 2021-N3, Class A2, 1.11%, 6/12/28, Callable 9/10/27 @ 100 ............... 597 591
Series 2021-N3, Class B, 0.66%, 6/12/28, Callable 9/10/27 @ 100 ................ 172 169
Series 2021-N3, Class C, 1.02%, 6/12/28, Callable 9/10/27 @ 100 ................ 87 85
Chase Auto Credit Linked Notes ............................................
Series 2026-1, Class C, 5.09%, 7/25/34, Callable 7/25/30 @ 100(a) ............... 286 286
Series 2026-1, Class D, 5.28%, 7/25/34, Callable 7/25/30 @ 100(a) ............... 323 323
Chase Auto Owner Trust ..................................................
Series 2023-AA, Class D, 6.85%, 6/25/31, Callable 3/25/28 @ 100(a) ............. 5,000 5,157
Series 2024-1A, Class B, 5.16%, 11/26/29, Callable 12/25/27 @ 100(a) ............ 643 648
Series 2024-1A, Class C, 5.36%, 1/25/30, Callable 12/25/27 @ 100(a) ............. 2,000 2,020
Series 2024-1A, Class D, 5.87%, 6/25/31, Callable 12/25/27 @ 100(a) ............. 2,340 2,373
Series 2024-2A, Class D, 6.15%, 8/25/31, Callable 2/25/28 @ 100(a) .............. 4,028 4,108
Series 2024-3A, Class D, 5.87%, 9/25/31, Callable 2/25/28 @ 100(a) .............. 2,750 2,788
Series 2024-4A, Class D, 5.79%, 11/25/31, Callable 2/25/28 @ 100(a) ............. 700 708
Series 2024-5A, Class C, 4.62%, 8/26/30, Callable 3/25/28 @ 100(a) .............. 500 497
Series 2024-5A, Class D, 4.97%, 1/26/32, Callable 3/25/28 @ 100(a) .............. 713 708
Chesapeake Funding II LLC ...............................................
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 8/15/26 @ 100(a) ............ 67 67
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 8/15/26 @ 100(a) ............. 1,582 1,583
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 8/15/26 @ 100(a) ............. 2,294 2,295
Series 2024-1A, Class C, 5.60%, 5/15/36, Callable 5/15/27 @ 100(a) .............. 1,800 1,806
Chesapeake IV Funding DAC, Series 2026-1A, Class B, 4.85%, 2/15/35(a) ............. 378 375
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 3,000 3,016
Series 2023-2, Class A4, 5.74%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 3,000 3,021
Series 2024-1, Class A4, 5.03%, 10/15/30, Callable 9/15/27 @ 100(a) ............. 2,000 2,010
Corporate One Auto Receivables Trust ........................................
Series 2026-1A, Class B, 4.59%, 1/15/31, Callable 6/15/29 @ 100(a) .............. 1,112 1,096
Series 2026-1A, Class C, 4.84%, 4/15/31, Callable 6/15/29 @ 100(a) .............. 927 911
Series 2026-1A, Class D, 5.48%, 7/15/34, Callable 6/15/29 @ 100(a) .............. 651 645
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A, Class C, 7.71%, 7/15/33, Callable 10/15/26 @ 100(a) ............. 82 82
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 11/15/26 @ 100(a) ............. 4,000 4,022
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 4/15/27 @ 100(a) ............. 1,541 1,547
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 4/15/27 @ 100(a) ............. 4,886 4,959
Series 2023-5A, Class C, 7.30%, 4/17/34, Callable 6/15/27 @ 100(a) .............. 1,000 1,018
Series 2024-2A, Class C, 6.70%, 10/16/34, Callable 4/15/28 @ 100(a) ............. 1,000 1,018
Series 2025-1A, Class C, 5.71%, 7/16/35, Callable 11/15/28 @ 100(a) ............. 1,000 1,004
Series 2025-2A, Class B, 4.87%, 1/15/36, Callable 9/15/29 @ 100(a) .............. 829 814
Series 2025-2A, Class C, 5.38%, 3/17/36, Callable 9/15/29 @ 100(a) .............. 1,000 987
Series 2026-1A, Class C, 5.28%, 8/15/36, Callable 1/15/30 @ 100(a) .............. 1,000 987
DT Auto Owner Trust, Series 2022-2A, Class D, 5.46%, 3/15/28, Callable 9/15/26 @ 100(a) . 750 751
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 9/15/28 @ 100(a) ............ 2,250 2,275
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 9/15/28 @ 100(a) .............. 2,445 2,492
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 9/15/28 @ 100(a) .............. 1,310 1,339
Enterprise Fleet Financing LLC .............................................
Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 8/20/26 @ 100(a) .............. 110 110
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 8/20/26 @ 100(a) ............. 1,405 1,406
Series 2023-1, Class A3, 5.42%, 10/22/29, Callable 10/20/26 @ 100(a) ............ 1,203 1,210
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 50 50

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 5/20/27 @ 100(a) .............. $ 4,000 $ 4,071
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 6/20/27 @ 100(a) .............. 2,000 2,015
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 2,528 2,571
Series 2024-4, Class A3, 4.56%, 11/20/28, Callable 8/20/28 @ 100(a) ............. 2,000 2,003
Series 2025-1, Class A3, 4.82%, 2/20/29, Callable 10/20/28 @ 100(a) ............. 286 287
Exeter Automobile Receivables Trust .........................................
Series 2025-1A, Class C, 5.09%, 5/15/31, Callable 5/15/29 @ 100 ................ 1,000 1,005
Series 2026-3A, Class C, 4.92%, 10/15/32, Callable 2/15/32 @ 100 ............... 1,000 995
Exeter Select Automobile Receivables Trust, Series 2026-1, Class A2, 4.37%, 10/15/29 ..... 3,000 2,998
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 3/15/28 @ 100(a) ............. 2,828 2,857
Series 2024-1A, Class B, 5.71%, 7/15/30, Callable 3/15/28 @ 100(a) .............. 1,713 1,733
Series 2024-1A, Class C, 6.00%, 10/15/30, Callable 3/15/28 @ 100(a) ............. 551 558
Series 2024-1A, Class D, 6.78%, 7/15/32, Callable 3/15/28 @ 100(a) .............. 852 873
Series 2025-1A, Class A4, 5.18%, 5/15/31, Callable 10/15/28 @ 100(a) ............ 2,000 2,016
Series 2025-1A, Class B, 5.36%, 9/15/31, Callable 10/15/28 @ 100(a) ............. 647 650
Series 2025-1A, Class C, 5.61%, 12/15/31, Callable 10/15/28 @ 100(a) ............ 683 686
Series 2026-1A, Class C, 4.69%, 10/15/32, Callable 10/15/29 @ 100(a) ............ 1,638 1,592
Series 2026-1A, Class D, 5.18%, 2/15/35, Callable 10/15/29 @ 100(a) ............. 500 487
First Investors Auto Owner Trust ............................................
Series 2023-1A, Class C, 6.81%, 12/17/29, Callable 11/15/27 @ 100(a) ............ 3,000 3,058
Series 2025-1A, Class D, 5.22%, 12/15/33, Callable 2/15/29 @ 100(a) ............. 2,222 2,194
Flagship Credit Auto Trust, Series 2021-2, Class D, 1.59%, 6/15/27, Callable 9/15/26 @ 100(a) 557 556
Ford Credit Auto Owner Trust ..............................................
Series 2021-2, Class D, 2.60%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 850 844
Series 2022-1, Class D, 5.16%, 11/15/34, Callable 5/15/27 @ 100(a) .............. 2,000 1,997
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 822 829
Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 3,000 3,026
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 7,400 7,478
Foursight Capital Automobile Receivables Trust .................................
Series 2023-1, Class C, 5.72%, 8/15/28, Callable 1/15/27 @ 100(a) ............... 614 614
Series 2024-1, Class B, 5.55%, 5/15/29, Callable 9/15/27 @ 100(a) ............... 714 716
Series 2024-1, Class C, 5.77%, 11/15/29, Callable 9/15/27 @ 100(a) .............. 1,000 1,005
Series 2024-1, Class D, 6.83%, 3/15/30, Callable 9/15/27 @ 100(a) ............... 1,000 1,013
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class A4, 5.79%, 10/15/29, Callable 6/15/28 @ 100(a) ............ 3,000 3,029
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 6/15/28 @ 100(a) .............. 1,660 1,683
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 6/15/28 @ 100(a) .............. 998 1,015
GLS Auto Receivables Issuer Trust ..........................................
Series 2023-1A, Class D, 7.01%, 1/16/29, Callable 3/15/28 @ 100(a) .............. 1,254 1,267
Series 2024-2A, Class B, 5.77%, 11/15/28(a) ............................... 495 496
Series 2024-3A, Class B, 5.08%, 1/16/29(a) ................................ 1,513 1,516
Series 2025-1A, Class C, 5.07%, 11/15/30, Callable 5/15/29 @ 100(a) ............. 6,000 6,019
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class D, 8.22%, 2/18/31, Callable 10/15/28 @ 100(a) ............. 2,000 2,103
Series 2024-1A, Class B, 5.32%, 3/15/30, Callable 11/15/28 @ 100(a) ............. 875 880
Series 2024-1A, Class C, 5.69%, 3/15/30, Callable 11/15/28 @ 100(a) ............. 1,000 1,012
Series 2024-2A, Class C, 5.93%, 6/17/30, Callable 2/15/29 @ 100(a) .............. 2,000 2,033
Series 2024-4A, Class C, 4.75%, 11/15/30, Callable 6/15/29 @ 100(a) ............. 2,279 2,268
Series 2025-1A, Class C, 5.26%, 3/15/31, Callable 4/15/29 @ 100(a) .............. 1,806 1,815
Series 2025-1A, Class D, 5.74%, 4/15/32, Callable 4/15/29 @ 100(a) .............. 1,950 1,959
GM Financial Consumer Automobile Receivables Trust, Series 2026-3, Class A2A, 4.28%,
5/16/29 .......................................................... 5,000 4,997
GMF Floorplan Owner Revolving Trust .......................................
Series 2024-1A, Class B, 5.33%, 3/15/29(a) ................................ 2,000 2,009
Series 2024-2A, Class B, 5.35%, 3/15/31(a) ................................ 1,409 1,420
GreenState Auto Receivables Trust ..........................................
Series 2024-1A, Class A4, 5.17%, 1/15/30, Callable 1/15/28 @ 100(a) ............. 4,500 4,530
Series 2024-1A, Class B, 5.42%, 1/15/30, Callable 1/15/28 @ 100(a) .............. 1,200 1,209
Series 2024-1A, Class C, 5.77%, 2/15/30, Callable 1/15/28 @ 100(a) .............. 1,929 1,946
Series 2024-1A, Class D, 6.50%, 6/15/32, Callable 1/15/28 @ 100(a) .............. 1,641 1,674
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 5/15/27 @ 100(a) .............. 2,386 2,393

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 5/15/27 @ 100(a) ............... $ 3,000 $ 3,017
Series 2023-1, Class C, 5.88%, 11/15/29, Callable 5/15/27 @ 100(a) .............. 2,625 2,644
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2025-2, Class B1, 4.84%, 9/20/33, Callable 4/20/29 @ 100(a) .............. 1,036 1,031
Series 2026-1, Class B1, 4.50%, 2/20/34, Callable 9/20/29 @ 100(a) .............. 1,700 1,678
Hyundai Auto Receivables Trust, Series 2024-C, Class B, 4.67%, 1/15/31, Callable 9/15/28 @
100 ............................................................. 941 939
LAD Auto Receivables Trust ...............................................
Series 2022-1A, Class C, 6.85%, 4/15/30, Callable 9/15/26 @ 100(a) .............. 774 776
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 5/15/27 @ 100(a) .............. 1,122 1,126
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 7/15/27 @ 100(a) .............. 1,400 1,410
Series 2023-3A, Class D, 6.92%, 12/16/30, Callable 9/15/27 @ 100(a) ............. 1,820 1,847
Series 2024-1A, Class C, 5.64%, 6/15/29, Callable 1/15/28 @ 100(a) .............. 614 620
Series 2024-3A, Class D, 5.18%, 2/17/32, Callable 5/15/28 @ 100(a) .............. 762 757
Series 2025-1A, Class B, 5.05%, 5/15/30, Callable 10/15/28 @ 100(a) ............. 2,000 2,009
Series 2025-1A, Class C, 5.11%, 7/15/30, Callable 10/15/28 @ 100(a) ............. 3,000 3,012
Series 2025-1A, Class D, 5.52%, 5/17/32, Callable 10/15/28 @ 100(a) ............. 4,000 4,011
LAD Select Auto Receivables Trust ..........................................
Series 2026-A, Class A3, 4.79%, 11/15/32, Callable 2/15/30 @ 100(a) ............. 2,000 2,001
Series 2026-A, Class D, 5.60%, 11/15/32, Callable 2/15/30 @ 100(a) .............. 1,667 1,666
Series 2026-A, Class E, 7.45%, 6/15/34, Callable 2/15/30 @ 100(a) ............... 2,750 2,750
Lobel Automobile Receivables Trust .........................................
Series 2025-1, Class B, 5.20%, 4/17/28, Callable 3/15/28 @ 100(a) ............... 1,612 1,614
Series 2025-1, Class C, 5.70%, 1/15/30, Callable 3/15/28 @ 100(a) ............... 4,000 4,017
Series 2025-1, Class D, 6.19%, 2/15/30, Callable 3/15/28 @ 100(a) ............... 4,500 4,537
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 6/17/30, Callable
11/15/28 @ 100(a) .................................................. 2,500 2,508
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 9/20/26 @ 100(a) .............. 460 460
Series 2023-1A, Class B, 7.25%, 5/20/36, Callable 9/20/26 @ 100(a) .............. 4,000 4,004
Series 2023-1A, Class D, 8.20%, 5/20/36, Callable 9/20/26 @ 100(a) .............. 730 731
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 12/20/26 @ 100(a) ............. 1,052 1,055
Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 12/20/26 @ 100(a) ............. 2,638 2,656
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 12/20/26 @ 100(a) ............. 4,107 4,125
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 12/20/26 @ 100(a) ............. 5,820 5,859
Series 2025-1A, Class C, 5.21%, 1/20/39, Callable 8/20/29 @ 100(a) .............. 614 605
Series 2025-1A, Class E, 8.48%, 1/20/39, Callable 8/20/29 @ 100(a) .............. 1,000 993
Navistar Financial Dealer Note Master Owner Trust II .............................
Series 2025-1, Class B, 4.42%, 9/25/30(a) ................................. 1,182 1,178
Series 2025-1, Class C, 4.72%, 9/25/30(a) ................................. 602 602
Nissan Auto Lease Trust, Series 2025-A, Class C, 5.11%, 6/15/29, Callable 11/15/27 @ 100 . 1,000 1,003
OCCU Auto Receivables Trust .............................................
Series 2022-1A, Class C, 6.52%, 11/15/29, Callable 8/15/27 @ 100(a) ............. 1,690 1,716
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 1/15/28 @ 100(a) ............. 2,775 2,801
Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 1/15/28 @ 100(a) .............. 2,000 2,038
Series 2023-1A, Class C, 6.82%, 9/17/29, Callable 1/15/28 @ 100(a) .............. 2,250 2,300
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 1/15/28 @ 100(a) ............. 4,500 4,671
Series 2025-1A, Class A4, 4.79%, 1/15/31, Callable 9/15/29 @ 100(a) ............. 2,000 2,002
Series 2025-1A, Class B, 4.94%, 4/15/31, Callable 9/15/29 @ 100(a) .............. 1,214 1,209
Series 2025-1A, Class C, 5.20%, 10/15/31, Callable 9/15/29 @ 100(a) ............. 1,860 1,848
Series 2025-1A, Class D, 5.60%, 11/15/34, Callable 9/15/29 @ 100(a) ............. 2,000 1,983
Oscar US Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 8/10/26 @
100(a) ........................................................... 156 156
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 8/10/26 @
100(a) ........................................................... 332 330
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 11/10/28 @
100(a) ........................................................... 2,000 2,001
PenFed Auto Receivables Owner Trust ........................................
Series 2024-A, Class A4, 4.75%, 3/15/30, Callable 9/15/28 @ 100(a) .............. 1,000 1,002
Series 2024-A, Class C, 5.20%, 9/16/30, Callable 9/15/28 @ 100(a) ............... 1,000 996
Series 2024-A, Class D, 5.78%, 9/15/32, Callable 9/15/28 @ 100(a) ............... 1,000 1,011
Series 2025-A, Class A4, 4.19%, 5/15/31, Callable 6/15/29 @ 100(a) .............. 750 737
Series 2026-A, Class A4, 4.75%, 6/15/32, Callable 11/15/29 @ 100(a) ............. 2,000 1,997

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Prestige Auto Receivables Trust ............................................
Series 2023-2A, Class C, 7.12%, 8/15/29, Callable 3/15/28 @ 100(a) .............. $ 2,624 $ 2,634
Series 2024-2A, Class B, 4.56%, 2/15/29, Callable 9/15/28 @ 100(a) .............. 580 580
Series 2025-1A, Class C, 5.52%, 2/15/30, Callable 10/15/28 @ 100(a) ............. 529 531
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 2/15/28 @ 100(a) .............. 291 293
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 2/15/28 @ 100(a) .............. 1,321 1,336
Series 2024-A, Class D, 6.11%, 6/15/32, Callable 9/15/28 @ 100(a) ............... 911 918
Series 2024-A, Class E, 7.76%, 6/15/32, Callable 9/15/28 @ 100(a) ............... 911 920
Series 2024-B, Class C, 5.14%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 968 971
Series 2024-B, Class D, 5.48%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 1,224 1,228
Series 2024-B, Class E, 6.80%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 448 449
Series 2025-A, Class E, 6.27%, 1/16/34, Callable 7/15/29 @ 100(a) ............... 1,607 1,596
Series 2026-A, Class C, 4.95%, 7/17/34, Callable 7/15/30 @ 100(a) ............... 364 362
SBNA Auto Receivables Trust ..............................................
Series 2025-SF1, Class D, 5.34%, 9/15/31, Callable 7/15/29 @ 100(a) ............. 1,667 1,669
Series 2025-SF1, Class E, 6.74%, 10/15/31, Callable 7/15/29 @ 100(a) ............ 1,450 1,431
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 11/15/27 @ 100(a) ............ 2,700 2,723
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 11/15/27 @ 100(a) ............ 2,500 2,538
Series 2023-1A, Class C, 6.61%, 3/15/30, Callable 11/15/27 @ 100(a) ............. 5,635 5,738
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 11/15/27 @ 100(a) ............ 2,730 2,808
Series 2024-1A, Class B, 5.33%, 7/15/30, Callable 4/15/28 @ 100(a) .............. 1,990 2,001
Series 2024-1A, Class C, 5.62%, 12/16/30, Callable 4/15/28 @ 100(a) ............. 2,000 2,012
Series 2025-1A, Class B, 4.78%, 12/15/31, Callable 6/15/29 @ 100(a) ............. 1,000 989
Series 2025-1A, Class C, 5.08%, 2/17/32, Callable 6/15/29 @ 100(a) .............. 560 554
Securitized Term Auto Receivables Trust ......................................
Series 2025-A, Class B, 5.04%, 7/25/31, Callable 2/25/28 @ 100(a) ............... 598 600
Series 2025-A, Class C, 5.19%, 7/25/31, Callable 2/25/28 @ 100(a) ............... 484 487
Series 2025-A, Class D, 6.75%, 7/25/31, Callable 2/25/28 @ 100(a) ............... 724 731
Series 2025-B, Class D, 5.46%, 12/29/32, Callable 6/25/28 @ 100(a) .............. 1,244 1,253
Series 2026-A, Class B, 4.28%, 3/25/33, Callable 7/25/29 @ 100(a) ............... 1,606 1,596
Series 2026-A, Class C, 4.43%, 3/25/33, Callable 7/25/29 @ 100(a) ............... 1,477 1,468
Series 2026-A, Class D, 4.87%, 3/25/33, Callable 7/25/29 @ 100(a) ............... 2,013 2,010
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 10/20/27 @ 100(a) ............. 2,709 2,748
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 1/20/28 @ 100(a) .............. 1,260 1,273
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 1/20/28 @ 100(a) .............. 1,500 1,515
Series 2024-2A, Class B, 5.41%, 8/20/30, Callable 5/20/28 @ 100(a) .............. 1,857 1,878
Series 2024-3A, Class A4, 4.60%, 11/20/31, Callable 8/20/28 @ 100(a) ............ 1,000 1,001
Series 2024-3A, Class B, 4.76%, 11/20/31, Callable 8/20/28 @ 100(a) ............. 1,000 1,000
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-BA, Class C, 5.04%,
3/20/31, Callable 5/20/29 @ 100(a) ...................................... 976 974
Tesla Auto Lease Trust ...................................................
Series 2024-A, Class A4, 5.31%, 12/20/27, Callable 8/20/26 @ 100(a) ............. 561 561
Series 2024-A, Class B, 5.55%, 5/22/28, Callable 8/20/26 @ 100(a) ............... 1,000 1,000
Series 2024-B, Class B, 5.11%, 8/21/28, Callable 11/20/26 @ 100(a) .............. 2,083 2,087
Tesla Electric Vehicle Trust ................................................
Series 2023-1, Class A4, 5.38%, 2/20/29, Callable 7/20/27 @ 100(a) .............. 1,500 1,513
Series 2023-1, Class B, 5.82%, 5/20/31, Callable 7/20/27 @ 100(a) ............... 1,950 1,974
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class C, 5.09%, 6/20/29,
Callable 12/20/27 @ 100(a) ........................................... 833 822
Truist Bank Auto Credit-Linked Notes ........................................
Series 2025-1, Class B, 4.73%, 9/26/33, Callable 4/25/28 @ 100(a) ............... 1,828 1,823
Series 2026-1, Class B, 5.07%, 6/26/34, Callable 4/25/30 @ 100(a) ............... 2,607 2,602
Series 2026-1, Class C, 7.20%, 6/26/34, Callable 4/25/30 @ 100(a) ............... 1,156 1,158
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 1,040 1,045
United Auto Credit Securitization Trust .......................................
Series 2025-1, Class C, 5.15%, 6/10/30, Callable 3/10/28 @ 100(a) ............... 4,000 4,007
Series 2026-1, Class B, 4.63%, 5/10/29, Callable 3/10/29 @ 100(a) ............... 1,000 994
USB Auto Owner Trust, Series 2025-1A, Class D, 5.40%, 12/15/32, Callable 6/15/28 @ 100(a) 1,400 1,402
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 10/15/27 @ 100(a) ........... 1,730 1,737

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 10/15/27 @ 100(a) ............. $ 3,133 $ 3,165
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 10/15/27 @ 100(a) ............. 2,500 2,535
VStrong Auto Receivables Trust ............................................
Series 2023-A, Class B, 7.11%, 2/15/30, Callable 3/15/29 @ 100(a) ............... 1,414 1,427
Series 2024-A, Class A3, 5.62%, 12/15/28(a) ............................... 119 119
Series 2024-A, Class B, 5.77%, 7/15/30, Callable 2/15/29 @ 100(a) ............... 750 753
Series 2024-A, Class C, 6.44%, 7/15/30, Callable 2/15/29 @ 100(a) ............... 1,000 1,013
Western Funding Auto Loan Trust ...........................................
Series 2025-1, Class B, 4.98%, 9/17/35(a) ................................. 2,544 2,519
Series 2025-1, Class C, 5.34%, 11/15/35(a) ................................ 3,214 3,184
Westlake Automobile Receivables Trust .......................................
Series 2023-4A, Class D, 7.19%, 7/16/29, Callable 10/15/27 @ 100(a) ............. 3,000 3,077
Series 2024-3A, Class B, 4.72%, 11/15/29, Callable 4/15/28 @ 100(a) ............. 1,000 1,002
Series 2024-3A, Class C, 4.92%, 11/15/29, Callable 4/15/28 @ 100(a) ............. 1,000 1,002
Series 2025-1A, Class B, 4.98%, 9/16/30, Callable 7/15/28 @ 100(a) .............. 625 627
Series 2025-1A, Class C, 5.14%, 10/15/30, Callable 7/15/28 @ 100(a) ............. 1,000 1,004
Series 2025-P1, Class C, 5.15%, 11/15/30, Callable 8/15/28 @ 100(a) ............. 1,000 1,003
Series 2026-P1, Class C, 4.38%, 8/15/31, Callable 11/15/28 @ 100(a) ............. 1,000 983
Series 2026-P2, Class C, 5.01%, 11/17/31, Callable 11/15/29 @ 100(a) ............ 625 623
Series 2026-P2, Class D, 5.35%, 9/15/33, Callable 11/15/29 @ 100(a) ............. 567 565
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 124 124
Series 2023-1A, Class B, 5.80%, 4/18/38(a) ................................ 1,345 1,349
Series 2023-1A, Class C, 6.18%, 4/18/38(a) ................................ 3,333 3,351
Series 2023-2A, Class C, 6.94%, 8/18/38(a) ................................ 2,769 2,808
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 3,644 3,703
Series 2024-1A, Class C, 5.69%, 2/18/39(a) ................................ 2,625 2,650
Series 2024-2A, Class B, 4.84%, 6/21/39(a) ................................ 833 832
Series 2024-2A, Class C, 4.89%, 6/21/39(a) ................................ 2,000 1,998
Series 2024-3A, Class C, 5.21%, 9/19/39(a) ................................ 2,056 2,060
World Omni Select Auto Trust ..............................................
Series 2023-A, Class C, 6.00%, 1/16/29, Callable 3/15/27 @ 100 ................. 2,750 2,761
Series 2026-A, Class A2A, 4.52%, 7/15/30, Callable 6/15/30 @ 100 .............. 2,160 2,159
449,335
ABS Card (0.7%):
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24%, 4/15/31 .... 2,000 2,037
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4, Class B, 5.25%, 10/15/28(a) ............................. 789 790
Series 2024-CRT4, Class C, 5.64%, 10/15/28(a) ............................. 903 904
Series 2025-1A, Class C, 4.54%, 10/15/29(a) ............................... 1,250 1,235
Series 2025-CRT5, Class B, 5.24%, 5/15/29(a) .............................. 1,774 1,783
Series 2025-CRT5, Class C, 5.53%, 5/15/29(a) .............................. 1,111 1,111
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28(a) ................. 5,000 4,995
Master Credit Card Trust II, Series 2023-3A, Class C, 7.08%, 10/21/30(a) .............. 1,500 1,540
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78%, 2/15/31 .............. 800 804
Trillium Credit Card Trust II ...............................................
Series 2023-1A, Class B, 5.23%, 3/26/31(a) ................................ 1,000 1,002
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 1,500 1,509
Series 2025-1A, Class C, 4.70%, 9/26/30(a) ................................ 1,273 1,261
18,971
ABS Other (12.2%):
AFG ABS I LLC, Series 2023-1, Class B, 7.51%, 9/16/30, Callable 1/15/27 @ 100(a) ...... 412 413
AMSR Trust ..........................................................
Series 2021-SFR1, Class A, 1.95%, 6/17/38(a)(b) ............................ 2,000 1,890
Series 2021-SFR1, Class B, 2.15%, 6/17/38(a)(b) ............................ 2,000 1,889
Series 2021-SFR1, Class C, 2.35%, 6/17/38(a)(b) ............................ 1,200 1,133
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class B, 5.65%, 10/20/28,
Callable 8/20/26 @ 100(a) ............................................ 1,218 1,219
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class B, 6.03%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 750 756
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 1,966 1,988
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 6/20/27 @ 100(a) .............. 500 510

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A, Class B, 5.37%, 1/21/31, Callable 1/20/28 @ 100(a) .............. $ 1,912 $ 1,928
Series 2024-1A, Class C, 5.55%, 1/21/31, Callable 1/20/28 @ 100(a) .............. 2,722 2,736
Amur Equipment Finance Receivables XIV LLC ................................
Series 2024-2A, Class B, 5.20%, 7/21/31, Callable 8/20/28 @ 100(a) .............. 1,000 1,005
Series 2024-2A, Class C, 5.38%, 7/21/31, Callable 8/20/28 @ 100(a) .............. 1,000 1,001
Amur Equipment Finance Receivables XVI LLC, Series 2026-1A, Class C, 5.38%, 11/21/33,
Callable 11/20/30 @ 100(a) ........................................... 1,300 1,296
Ansley Park Capital LLC .................................................
Series 2025-A, Class B, 4.60%, 4/20/35, Callable 10/20/30 @ 100(a) .............. 1,500 1,473
Series 2025-A, Class C, 4.82%, 4/20/35, Callable 10/20/30 @ 100(a) .............. 1,000 977
Series 2025-A, Class D, 5.33%, 4/20/35, Callable 10/20/30 @ 100(a) .............. 1,000 977
Series 2025-A, Class E, 7.66%, 4/20/35, Callable 10/20/30 @ 100(a) .............. 1,375 1,386
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class A3, 5.70%, 2/15/30, Callable 1/15/28 @ 100(a) ............. 2,400 2,410
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 1/15/28 @ 100(a) .............. 1,239 1,254
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 1/15/28 @ 100(a) ............. 1,200 1,220
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 1/15/28 @ 100(a) ............. 1,000 1,026
Series 2024-1A, Class A3, 5.49%, 7/15/31, Callable 2/15/29 @ 100(a) ............. 1,520 1,533
Series 2024-1A, Class B, 5.69%, 7/15/31, Callable 2/15/29 @ 100(a) .............. 614 623
Series 2024-1A, Class C, 6.01%, 7/15/31, Callable 2/15/29 @ 100(a) .............. 750 761
Series 2024-1A, Class D, 6.79%, 7/15/31, Callable 2/15/29 @ 100(a) .............. 3,000 3,078
Series 2026-1A, Class A2, 4.64%, 2/15/29(a) ............................... 2,000 2,001
Series 2026-1A, Class C, 5.75%, 8/15/36, Callable 8/15/31 @ 100(a) .............. 647 646
Series 2026-1A, Class D, 6.38%, 8/15/36, Callable 8/15/31 @ 100(a) .............. 222 221
Barings Equipment Finance LLC, Series 2025-A, Class A2, 4.64%, 10/13/28(a) .......... 1,120 1,121
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 1/15/27 @
100(a) ........................................................... 101 102
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A, Class B, 5.41%, 3/15/30, Callable 6/15/27 @ 100(a) .............. 851 855
Series 2024-1A, Class C, 6.38%, 1/15/31, Callable 6/15/27 @ 100(a) .............. 903 909
Capital Automotive REIT .................................................
Series 2024-2A, Class A1, 4.90%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 656 649
Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @ 100(a) ........... 1,771 1,696
Capteris Equipment Finance LLC ...........................................
Series 2024-1A, Class A2, 5.58%, 7/20/32, Callable 2/20/28 @ 100(a) ............. 1,383 1,395
Series 2026-1A, Class A2, 4.44%, 9/20/33, Callable 8/20/30 @ 100(a) ............. 986 982
Series 2026-1A, Class B, 4.95%, 9/20/33, Callable 8/20/30 @ 100(a) .............. 1,000 990
CARS-DB5 LP, Series 2021-1A, Class A1, 1.44%, 8/15/51, Callable 8/15/26 @ 100(a) ..... 2,757 2,754
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 2,800 2,803
CCG Receivables Trust ...................................................
Series 2023-1, Class B, 5.99%, 9/16/30, Callable 10/14/26 @ 100(a) .............. 2,010 2,016
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 10/14/26 @ 100(a) .............. 3,556 3,569
Series 2023-2, Class C, 6.45%, 4/14/32, Callable 9/14/27 @ 100(a) ............... 3,250 3,302
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 9/14/27 @ 100(a) ............... 1,300 1,329
Series 2024-1, Class C, 5.22%, 3/15/32, Callable 6/14/28 @ 100(a) ............... 2,000 2,009
Series 2025-1, Class D, 5.28%, 10/14/32, Callable 10/14/28 @ 100(a) ............. 1,087 1,084
Series 2025-2, Class D, 5.08%, 8/15/34, Callable 10/14/29 @ 100(a) .............. 1,221 1,200
Series 2026-1, Class C, 5.17%, 1/17/34, Callable 2/14/30 @ 100(a) ............... 784 779
CF Hippolyta Issuer LLC .................................................
Series 2020-1, Class A1, 1.69%, 7/15/60(a) ................................ 311 256
Series 2021-1A, Class A1, 1.53%, 3/15/61(a) ............................... 2,746 2,146
Clarus Capital Funding LLC ...............................................
Series 2024-1A, Class B, 4.79%, 8/20/32, Callable 2/20/28 @ 100(a) .............. 1,170 1,169
Series 2024-1A, Class C, 5.01%, 8/20/32, Callable 2/20/28 @ 100(a) .............. 585 583
Series 2026-1A, Class D, 5.91%, 11/20/34, Callable 11/20/29 @ 100(a) ............ 2,500 2,499
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/49, Callable 11/22/27 @
100(a) ........................................................... 4,500 4,455
Crossroads Asset Trust ...................................................
Series 2024-A, Class A2, 5.90%, 8/20/30, Callable 3/20/28 @ 100(a) .............. 538 541
Series 2024-A, Class B, 5.94%, 8/20/30, Callable 3/20/28 @ 100(a) ............... 2,518 2,543
Series 2024-A, Class C, 6.52%, 8/20/30, Callable 3/20/28 @ 100(a) ............... 1,500 1,521
Series 2025-A, Class B, 5.20%, 2/20/32, Callable 11/20/28 @ 100(a) .............. 455 455

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A, Class A2, 4.50%, 5/20/49, Callable 5/20/27 @ 100(a) ............. $ 2,790 $ 2,690
Series 2025-1A, Class A2, 5.91%, 2/20/50, Callable 2/20/28 @ 100(a) ............. 2,694 2,698
Dell Equipment Finance Trust ..............................................
Series 2024-1, Class C, 5.73%, 3/22/30, Callable 12/22/26 @ 100(a) .............. 1,350 1,356
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 12/22/26 @ 100(a) .............. 1,464 1,473
Series 2024-2, Class C, 4.99%, 8/22/30, Callable 5/22/27 @ 100(a) ............... 1,000 1,003
Series 2024-2, Class D, 5.29%, 2/24/31, Callable 5/22/27 @ 100(a) ............... 1,118 1,123
Series 2025-1, Class D, 5.64%, 8/22/31, Callable 11/22/27 @ 100(a) .............. 629 634
Series 2025-2, Class D, 4.83%, 3/22/32, Callable 6/22/28 @ 100(a) ............... 2,000 1,985
Series 2026-1A, Class D, 5.19%, 11/22/32, Callable 12/22/28 @ 100(a) ............ 874 868
Dext ABS LLC ........................................................
Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 4/15/27 @ 100(a) .............. 28 28
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 4/15/27 @ 100(a) ............... 5,430 5,467
Series 2023-1, Class D, 8.82%, 3/15/33, Callable 4/15/27 @ 100(a) ............... 600 613
Series 2023-2, Class B, 6.41%, 5/15/34, Callable 2/15/28 @ 100(a) ............... 2,420 2,432
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 2/15/28 @ 100(a) ............... 1,666 1,732
Series 2025-1, Class B, 4.98%, 8/15/35, Callable 12/15/28 @ 100(a) .............. 1,000 1,000
Series 2025-1, Class C, 5.39%, 8/15/35, Callable 12/15/28 @ 100(a) .............. 1,000 994
Series 2025-1, Class D, 5.65%, 2/15/36, Callable 12/15/28 @ 100(a) .............. 2,000 1,983
Series 2025-2, Class B, 4.66%, 4/15/36, Callable 2/15/30 @ 100(a) ............... 585 577
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 8/20/26 @ 100(a) .............. 3,333 3,292
Series 2021-1A, Class B, 2.36%, 4/15/49, Callable 8/20/26 @ 100(a) .............. 3,000 2,968
Series 2021-1A, Class C, 3.48%, 4/15/49, Callable 8/20/26 @ 100(a) .............. 1,500 1,486
Diamond Issuer LLC, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 8/20/26 @ 100(a) . 4,273 4,176
DLLAA LLC ..........................................................
Series 2023-1A, Class A3, 5.64%, 2/22/28, Callable 12/20/27 @ 100(a) ............ 827 832
Series 2025-1A, Class A3, 4.95%, 9/20/29, Callable 3/20/29 @ 100(a) ............. 2,087 2,099
DLLAD LLC ..........................................................
Series 2024-1A, Class A3, 5.30%, 7/20/29, Callable 1/20/29 @ 100(a) ............. 1,000 1,008
Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 1/20/29 @ 100(a) ............. 1,290 1,309
DLLMT LLC ..........................................................
Series 2023-1A, Class A3, 5.34%, 3/22/27, Callable 2/20/27 @ 100(a) ............. 68 68
Series 2023-1A, Class A4, 5.35%, 3/20/31, Callable 2/20/27 @ 100(a) ............. 1,143 1,147
Series 2024-1A, Class A4, 4.98%, 4/20/32, Callable 4/20/28 @ 100(a) ............. 1,406 1,415
FirstKey Homes Trust ....................................................
Series 2021-SFR1, Class B, 1.79%, 8/17/38(a)(b) ............................ 3,000 2,988
Series 2021-SFR1, Class C, 1.89%, 8/17/38(a)(b) ............................ 3,000 2,987
Series 2021-SFR2, Class B, 1.61%, 9/17/38(a)(b) ............................ 2,308 2,298
Series 2021-SFR3, Class B, 2.44%, 12/17/38(a)(b) ........................... 1,000 990
Series 2021-SFR3, Class C, 2.54%, 12/17/38(a)(b) ........................... 1,750 1,731
FRTKL, Series 2021-SFR1, Class B, 1.72%, 9/17/38(a)(b) ......................... 1,500 1,493
Gordon Brothers Equipment Finance LLC .....................................
Series 2026-1A, Class A2, 5.15%, 6/20/34, Callable 4/20/30 @ 100(a) ............. 2,524 2,524
Series 2026-1A, Class D, 6.18%, 6/20/34, Callable 4/20/30 @ 100(a) .............. 750 750
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 2/20/29 @ 100(a) .............. 318 319
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 2/20/29 @ 100(a) .............. 1,200 1,207
Series 2023-1A, Class D, 7.00%, 8/22/33, Callable 2/20/29 @ 100(a) .............. 800 807
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1, Class B, 5.21%, 3/15/30, Callable 7/15/27 @ 100(a) ............... 1,500 1,509
Series 2024-1, Class B, 5.18%, 12/16/30, Callable 2/15/28 @ 100(a) .............. 1,480 1,490
Series 2024-1, Class C, 5.43%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 650 655
Series 2024-2, Class B, 5.23%, 5/15/31, Callable 10/15/28 @ 100(a) .............. 1,000 1,007
Series 2025-1, Class A3, 4.49%, 4/16/29(a) ................................ 2,000 2,000
Series 2025-1, Class B, 4.77%, 1/15/32, Callable 5/15/29 @ 100(a) ............... 2,000 1,985
Series 2026-1, Class A2, 4.47%, 1/16/29(a) ................................ 3,000 3,000
HPEFS Equipment Trust ..................................................
Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 2/20/27 @ 100(a) .............. 642 645
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 8/20/27 @ 100(a) ............. 3,838 3,863
Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) .............. 2,343 2,367
Series 2025-1A, Class B, 4.51%, 9/20/32, Callable 4/20/29 @ 100(a) .............. 500 498

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-1A, Class C, 4.79%, 9/20/32, Callable 4/20/29 @ 100(a) .............. $ 1,654 $ 1,643
Series 2025-1A, Class D, 4.99%, 3/21/33, Callable 4/20/29 @ 100(a) .............. 2,000 1,980
Series 2025-2A, Class D, 4.77%, 5/20/33, Callable 6/20/29 @ 100(a) .............. 748 735
Iskandar Enterprise LLC, Series 2026-1A, Class A23, 5.54%, 4/17/56, Callable 4/15/29 @
100(a) ........................................................... 1,000 980
John Deere Owner Trust, Series 2024-B, Class A4, 5.19%, 5/15/31, Callable 3/15/28 @ 100 . 1,100 1,110
Kubota Credit Owner Trust ................................................
Series 2023-2A, Class A4, 5.23%, 6/15/28, Callable 4/15/27 @ 100(a) ............. 1,500 1,509
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 4/15/28 @ 100(a) ............. 1,300 1,312
Series 2025-1A, Class A2, 4.61%, 12/15/27(a) .............................. 2,264 2,267
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A, Class A4, 5.75%, 7/15/30, Callable 7/15/27 @ 100(a) ............. 2,596 2,611
Series 2024-1A, Class A3, 4.76%, 8/18/31, Callable 6/16/28 @ 100(a) ............. 1,000 1,001
Series 2025-1A, Class A3, 4.78%, 9/17/29, Callable 4/16/29 @ 100(a) ............. 2,739 2,744
M&T Equipment LLC, Series 2026-1A, Class A2, 4.56%, 3/19/29(a) .................. 3,000 3,000
MMAF Equipment Finance LLC ............................................
Series 2023-A, Class A3, 5.54%, 12/13/29(a) ............................... 1,522 1,534
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 1,500 1,518
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 10/13/30 @ 100(a) ............. 1,100 1,111
MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31, Callable 7/15/28 @ 100(a) ... 1,574 1,579
MVW LLC ...........................................................
Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 1/20/27 @ 100(a) ............ 268 260
Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 1/20/27 @ 100(a) ............ 280 272
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 8/20/26 @ 100(a) ............. 4,516 3,658
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 8/20/26 @ 100(a) ............. 1,466 851
NMEF Funding LLC ....................................................
Series 2022-B, Class B, 7.12%, 6/15/29, Callable 8/15/26 @ 100(a) ............... 133 133
Series 2023-A, Class B, 6.83%, 6/17/30, Callable 7/15/27 @ 100(a) ............... 2,401 2,412
Series 2024-A, Class A2, 5.15%, 12/15/31, Callable 3/15/28 @ 100(a) ............. 859 861
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 3/15/28 @ 100(a) .............. 3,535 3,526
Series 2024-A, Class C, 6.33%, 12/15/31, Callable 3/15/28 @ 100(a) .............. 1,250 1,259
Series 2025-A, Class B, 5.18%, 7/15/32, Callable 8/15/28 @ 100(a) ............... 3,309 3,313
Series 2025-A, Class C, 5.79%, 7/15/32, Callable 8/15/28 @ 100(a) ............... 6,482 6,500
Series 2025-B, Class C, 5.17%, 1/18/33, Callable 7/15/28 @ 100(a) ............... 1,579 1,563
Series 2026-A, Class B, 4.48%, 2/15/34, Callable 1/15/30 @ 100(a) ............... 1,000 981
NP SPE X LP, Series 2019-2A, Class C1, 6.44%, 11/19/49(a) ....................... 2,110 1,726
Oaktree ABF Equipment ST LLC ...........................................
Series 2026-1A, Class A2, 4.50%, 10/17/33, Callable 8/15/28 @ 100(a) ............ 750 749
Series 2026-1A, Class B, 4.91%, 10/17/33, Callable 8/15/28 @ 100(a) ............. 386 384
Series 2026-1A, Class C, 5.31%, 10/17/33, Callable 8/15/28 @ 100(a) ............. 482 479
OneMain Financial Issuance Trust, Series 2022-3A, Class B, 6.45%, 5/15/34, Callable 8/14/26
@ 100(a) ......................................................... 3,348 3,353
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable 1/20/28 @ 100(a) ............ 2,500 2,527
Series 2024-1A, Class B, 5.79%, 11/20/30, Callable 1/20/28 @ 100(a) ............. 2,500 2,522
Series 2024-2A, Class A3, 4.65%, 10/20/31, Callable 7/20/27 @ 100(a) ............ 1,429 1,431
Series 2024-2A, Class B, 4.83%, 10/20/31, Callable 7/20/27 @ 100(a) ............. 2,239 2,245
Series 2025-1A, Class A3, 5.04%, 7/20/32, Callable 9/20/28 @ 100(a) ............. 1,675 1,683
Series 2025-1A, Class B, 5.20%, 7/20/32, Callable 9/20/28 @ 100(a) .............. 1,529 1,535
Series 2025-1A, Class C, 5.49%, 7/20/32, Callable 9/20/28 @ 100(a) .............. 1,800 1,805
Series 2026-1A, Class B, 4.75%, 7/20/33, Callable 7/20/29 @ 100(a) .............. 1,500 1,484
Series 2026-1A, Class C, 4.89%, 7/20/33, Callable 7/20/29 @ 100(a) .............. 2,500 2,469
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.58%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 1,254 1,256
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 1,994 2,002
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 1,250 1,261
Series 2024-1A, Class E, 8.50%, 12/15/31, Callable 3/15/27 @ 100(a) ............. 1,000 1,017
Series 2025-1A, Class B, 5.04%, 5/15/31, Callable 7/15/28 @ 100(a) .............. 546 548
Series 2025-1A, Class C, 5.13%, 5/15/31, Callable 7/15/28 @ 100(a) .............. 2,195 2,189
Series 2025-1A, Class D, 5.43%, 5/15/31, Callable 7/15/28 @ 100(a) .............. 1,680 1,679
Series 2025-1A, Class E, 7.08%, 5/17/32, Callable 7/15/28 @ 100(a) .............. 2,353 2,378
Series 2026-1A, Class D, 5.51%, 10/17/33, Callable 3/15/30 @ 100(a) ............. 824 815

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
QTS Issuer ABS II LLC, Series 2026-6A, Class A21, 5.34%, 7/5/56, Callable 7/5/29 @ 100(a) $ 2,150 $ 2,126
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 8/15/50,
Callable 8/15/28 @ 100(a) ............................................ 1,000 971
SCF Equipment Leasing LLC ..............................................
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 8/20/29 @ 100(a) .............. 857 866
Series 2023-1A, Class C, 6.77%, 8/22/33, Callable 8/20/29 @ 100(a) .............. 4,863 4,949
SCF Equipment Trust LLC ................................................
Series 2025-1A, Class A3, 5.11%, 11/21/33, Callable 9/20/31 @ 100(a) ............ 400 402
Series 2025-1A, Class B, 5.23%, 9/20/34, Callable 9/20/31 @ 100(a) .............. 1,250 1,252
Series 2025-1A, Class C, 5.37%, 9/20/34, Callable 9/20/31 @ 100(a) .............. 1,500 1,491
SLR Equipment Finance LLC ..............................................
Series 2026-1A, Class A2, 5.01%, 4/15/33, Callable 1/15/29 @ 100(a) ............. 2,640 2,642
Series 2026-1A, Class B, 5.60%, 4/15/33, Callable 1/15/29 @ 100(a) .............. 1,106 1,108
Series 2026-1A, Class C, 5.89%, 4/15/33, Callable 1/15/29 @ 100(a) .............. 1,131 1,133
Series 2026-1A, Class D, 6.28%, 4/15/33, Callable 1/15/29 @ 100(a) .............. 727 728
Series 2026-1A, Class E, 8.22%, 4/17/34, Callable 1/15/29 @ 100(a) .............. 841 842
Sotheby's Artfi Master Trust, Series 2026-1A, Class B, 4.90%, 6/20/33, Callable 12/20/27 @
100(a) ........................................................... 1,705 1,691
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, 5.00%, 3/27/56, Callable 3/25/29
@ 100(a) ......................................................... 1,930 1,853
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55, Callable 3/25/28 @
100(a) ........................................................... 3,000 2,908
Tricon Residential Trust ..................................................
Series 2022-SFR1, Class B, 4.20%, 4/17/39(a)(b) ............................ 1,000 992
Series 2024-SFR4, Class A, 4.30%, 11/17/41, Callable 11/17/29 @ 100(a)(b) ........ 848 824
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A, Class A2, 5.88%, 4/20/55, Callable 10/20/28 @ 100(a) ............ 4,861 4,885
Series 2025-1A, Class B, 6.37%, 4/20/55, Callable 10/20/28 @ 100(a) ............. 1,077 1,085
Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, 8/15/55, Callable 8/15/28 @
100(a) ........................................................... 2,500 2,424
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, 3/15/56, Callable 3/15/29 @ 100(a) .. 1,742 1,683
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 8/15/26 @ 100(a) .............. 1,000 988
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 2,159 2,164
Series 2024-1A, Class D, 6.64%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 167 170
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 9/12/27 @ 100(a) ............. 562 567
Series 2023-1A, Class B, 6.05%, 1/13/31, Callable 9/12/27 @ 100(a) .............. 2,000 2,024
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 9/12/27 @ 100(a) .............. 749 759
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 8/12/28 @ 100(a) ............ 1,906 1,928
Series 2024-1A, Class B, 5.72%, 12/12/31, Callable 8/12/28 @ 100(a) ............. 525 531
Series 2024-1A, Class C, 6.25%, 12/12/31, Callable 8/12/28 @ 100(a) ............. 437 442
Series 2024-1A, Class D, 7.23%, 12/12/31, Callable 8/12/28 @ 100(a) ............. 388 400
Series 2025-1A, Class A3, 4.96%, 5/12/33, Callable 8/12/29 @ 100(a) ............. 522 523
Series 2025-1A, Class D, 6.49%, 5/12/33, Callable 8/12/29 @ 100(a) .............. 709 717
Verizon Master Trust ....................................................
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. 2,000 2,009
Series 2024-3, Class C, 5.73%, 4/22/30, Callable 4/20/27 @ 100 ................. 833 839
Series 2024-8, Class C, 4.99%, 11/20/30, Callable 11/20/27 @ 100 ............... 2,466 2,471
Series 2025-1, Class C, 5.09%, 1/21/31, Callable 1/20/28 @ 100 ................. 1,875 1,883
Series 2025-10, Class C, 4.67%, 10/20/33, Callable 10/20/30 @ 100(a) ............ 700 687
Series 2025-7, Class C, 4.40%, 8/20/31, Callable 8/20/28 @ 100 ................. 1,500 1,483
Series 2026-2, Class C, 4.85%, 6/21/32, Callable 6/20/29 @ 100 ................. 1,000 996
VFI ABS LLC, Series 2025-1A, Class A, 4.78%, 6/24/30, Callable 6/24/28 @ 100(a) ...... 1,671 1,674
Volvo Financial Equipment LLC ............................................
Series 2024-1A, Class A3, 4.29%, 10/16/28, Callable 5/15/28 @ 100(a) ............ 637 637
Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 5/15/28 @ 100(a) ............. 2,500 2,489
Series 2025-1A, Class A4, 4.53%, 10/15/31, Callable 2/15/29 @ 100(a) ............ 4,000 3,990
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.06%, 9/20/32, Callable 9/20/27 @ 100(a) .............. 2,189 2,192
Series 2024-1A, Class C, 5.28%, 9/20/32, Callable 9/20/27 @ 100(a) .............. 1,751 1,748
Series 2024-1A, Class D, 6.31%, 9/20/32, Callable 9/20/27 @ 100(a) .............. 1,000 1,008
Series 2025-1A, Class C, 4.76%, 9/20/33, Callable 2/20/28 @ 100(a) .............. 379 373

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-1A, Class D, 5.45%, 9/20/33, Callable 2/20/28 @ 100(a) .............. $ 1,000 $ 988
Yamaha Motor Master Trust II ..............................................
Series 2026-A, Class B, 4.64%, 4/15/31, Callable 4/15/29 @ 100(a) ............... 2,000 1,980
Series 2026-A, Class C, 4.89%, 4/15/31, Callable 4/15/29 @ 100(a) ............... 1,017 1,012
Zayo Issuer LLC .......................................................
Series 2025-1A, Class A2, 5.65%, 3/20/55, Callable 9/20/28 @ 100(a) ............. 4,000 4,002
Series 2025-1A, Class B, 6.09%, 3/20/55, Callable 9/20/28 @ 100(a) .............. 2,000 1,991
Series 2025-2A, Class A2, 5.95%, 6/20/55, Callable 12/20/28 @ 100(a) ............ 1,000 1,007
Series 2025-2A, Class B, 6.59%, 6/20/55, Callable 12/20/28 @ 100(a) ............. 1,167 1,179
343,097
Total Asset-Backed Securities (Cost $810,879)
a
a
a
811,403
Collateralized Loan Obligations (0.0%)(c)
Cash Flow CLO (0.0%):(c)
Columbia Cent CLO Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 10/24/26 @
100(a) ........................................................... 1,000 989
Total Collateralized Loan Obligations (Cost $995)
a
a
a
989
Collateralized Mortgage Obligations (4.4%)
Agency CMO Other (1.7%):
Federal Home Loan Mortgage Corporation REMICS .............................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 1,816 1,829
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 2,632 2,599
Series 5478, Class J, 5.50%, 3/25/51 ..................................... 2,776 2,789
Series 5611, Class LE, 4.50%, 8/25/49 .................................... 2,951 2,873
Series 5639, Class DA, 4.50%, 2/25/49 ................................... 925 897
Series 5664, Class JB, 5.00%, 11/25/53 ................................... 1,451 1,435
Federal National Mortgage Association REMICS ................................
Series 2012-104, Class HC, 1.25%, 9/25/27 ................................ 13 13
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 936 940
Series 2024-33, Class PB, 5.00%, 3/25/48 ................................. 1,126 1,128
Series 2025-40, Class B, 5.00%, 10/25/50 ................................. 1,543 1,542
Series 2025-55, Class AC, 4.50%, 4/25/53 ................................. 4,711 4,612
Series 2025-61, Class DA, 4.50%, 9/25/51 ................................. 1,671 1,643
Series 2026-10, Class AD, 4.50%, 1/25/51 ................................. 1,315 1,277
Government National Mortgage Association ....................................
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 1,270 1,280
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 716 724
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 1,406 1,414
Series 2024-160, Class H, 4.00%, 9/20/62 ................................. 1,325 1,308
Series 2024-177, Class D, 5.25%, 6/20/51 ................................. 1,246 1,248
Series 2024-19, Class AD, 5.00%, 6/20/53 ................................. 1,250 1,254
Series 2024-97, Class MC, 5.00%, 1/20/64 ................................. 1,377 1,382
Series 2025-131, Class CE, 4.50%, 12/20/53 ............................... 5,211 5,152
Series 2025-131, Class QC, 4.00%, 7/20/51 ................................ 1,856 1,803
Series 2025-131, Class QD, 4.50%, 7/20/51 ................................ 464 456
Series 2025-139, Class DT, 5.00%, 3/20/65 ................................ 569 569
Series 2025-139, Class EA, 4.00%, 3/20/65 ................................ 1,590 1,571
Series 2025-150, Class QD, 4.50%, 7/20/51 ................................ 3,276 3,221
Series 2025-196, Class GA, 4.75%, 5/20/65 ................................ 1,388 1,378
Series 2025-2, Class EA, 4.50%, 9/20/40 .................................. 1,498 1,495
47,832
Agency Commercial MBS (0.0%):(c)
Federal National Mortgage Association, Series 2022-M2, Class A2, 2.40%, 11/25/31 ....... 1,000 897
Commercial MBS (2.7%):
ALA Trust ............................................................
Series 2025-OANA, Class A, 5.42% (TSFR1M+174bps), 6/15/40(a)(b)(d) .......... 2,500 2,509
Series 2025-OANA, Class B, 5.52% (TSFR1M+184bps), 6/15/40(a)(b)(d) .......... 2,000 2,005
AOA Trust ............................................................
Series 2025-1301, Class A, 5.06%, 8/11/42(a)(b)(e) .......................... 1,259 1,249

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-1345, Class A, 5.28% (TSFR1M+160bps), 6/15/42(a)(b)(d) ............ $ 1,250 $ 1,252
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM, Class A, 5.33% (TSFR1M+165bps), 8/15/42(a)(b)(d) .......... 2,500 2,506
Series 2025-ATRM, Class B, 5.78% (TSFR1M+210bps), 8/15/42(a)(b)(d) .......... 2,277 2,262
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(b)(e) ................ 2,000 1,943
BLP Commercial Mortgage Trust, Series 2025-IND, Class A, 4.88% (TSFR1M+120bps),
3/15/42(a)(b)(d) .................................................... 1,906 1,900
BX Commercial Mortgage Trust ............................................
Series 2025-COPT, Class A, 5.43% (TSFR1M+175bps), 8/15/42(a)(b)(d) ........... 1,538 1,539
Series 2026-CSMO, Class A, 5.08% (TSFR1M+140bps), 2/15/43(a)(b)(d) .......... 1,390 1,392
Series 2026-CSMO, Class B, 5.38% (TSFR1M+170bps), 2/15/43(a)(b)(d) .......... 1,210 1,218
Series 2026-XL6, Class A, 4.88% (TSFR1M+120bps), 3/15/43(a)(b)(d) ............ 904 905
BX Trust .............................................................
Series 2025-GW, Class A, 5.28% (TSFR1M+160bps), 7/15/42(a)(b)(d) ............ 3,000 3,004
Series 2025-ROIC, Class A, 4.82% (TSFR1M+114bps), 3/15/30(a)(b)(d) ........... 2,252 2,247
Series 2025-VOLT, Class A, 5.38% (TSFR1M+170bps), 12/15/44(a)(b)(d) .......... 1,500 1,496
Series 2025-VOLT, Class B, 5.78% (TSFR1M+210bps), 12/15/44(a)(b)(d) .......... 1,474 1,472
Series 2026-CLS, Class A, 5.08% (TSFR1M+140bps), 5/15/43(a)(b)(d) ............ 1,375 1,376
COMM Mortgage Trust, Series 2012-CR4, Class XA, 1.14%, 10/15/45, Callable 8/15/26 @
100(b)(e) ......................................................... 10,719 95
CRSNT Trust, Series 2026-MOON, Class A, 5.08% (TSFR1M+140bps), 2/15/43(a)(b)(d) ... 2,000 2,000
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 5.42% (TSFR1M+174bps), 4/15/37(a)(b)
(d) ............................................................. 2,000 2,000
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34(a)(b) .... 10,761 9,583
Hudson Yards Mortgage Trust ..............................................
Series 2025-SPRL, Class A, 5.47%, 1/13/40(a)(b)(e) .......................... 1,326 1,339
Series 2026-10HY, Class A, 5.09%, 12/10/39(a)(b)(e) ......................... 1,644 1,630
JW Commercial Mortgage Trust, Series 2026-MRCO, Class A, 5.18% (TSFR1M+150bps),
6/15/39(a)(b)(d) .................................................... 801 802
LBA Trust, Series 2026-LBA6, Class A, 4.85% (TSFR1M+120bps), 7/15/43(a)(b)(d) ...... 1,000 1,000
LEX Mortgage Trust, Series 2024-BBG, Class A, 4.87%, 10/13/33, Callable 10/13/28 @ 100(a)
(b)(e) ........................................................... 1,926 1,912
LEX Trust, Series 2026-450, Class A, 5.03% (TSFR1M+135bps), 3/15/43(a)(b)(d) ........ 1,417 1,418
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A, 4.75%, 10/15/42(a)(b)(e) .. 1,364 1,341
Manhattan West Mortgage Trust, Series 2020-1MW, Class B, 2.33%, 9/10/39(a)(b)(e) ...... 4,000 3,882
MILE Trust, Series 2025-STNE, Class A, 5.18% (TSFR1M+150bps), 7/15/42(a)(b)(d) ..... 3,000 3,009
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class B, 5.23% (TSFR1M+155bps),
8/15/42(a)(b)(d) .................................................... 3,250 3,251
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/10/40(a)(b) ..................... 2,357 2,375
SHR Trust, Series 2024-LXRY, Class A, 5.63% (TSFR1M+195bps), 10/15/41(a)(b)(d) ..... 2,105 2,107
SLG Office Trust, Series 2026-OMA, Class B, 5.16%, 4/15/41(a)(b)(e) ................ 2,375 2,349
SREIT Trust, Series 2021-MFP2, Class C, 5.16% (TSFR1M+149bps), 11/15/36(a)(b)(d) .... 2,000 1,999
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.12% (TSFR1M+144bps),
2/15/42(a)(b)(d) .................................................... 3,000 2,977
75,344
Private CMO Other (0.0%):(c)
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 8/25/26 @ 100(a)
(e) ............................................................. 422 378
Total Collateralized Mortgage Obligations (Cost $125,609)
a
a
a
124,451
Shares
Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital XIII, 10.47% (TSFR3M+663bps), 10/30/40(d) ..................... 200,000 5,466
Total Preferred Stocks (Cost $5,470)
a
a
a
5,466
Principal Amount
(000)
Senior Secured Loans (0.3%)
Consumer Discretionary (0.1%):
Discovery Global Holdings, Inc., Initial Dollar Term Loan, 6.23% (SOFR01M+250bps),
6/3/33(d) ......................................................... $ 1,962 1,963

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Financials (0.0%):(c)
Edelman Financial Engines Center LLC, Initial Term Loan, First Lien, 7.64%
(SOFR01M+400bps), 11/28/31(d) ....................................... $ 1,250 $ 1,254
Information Technology (0.1%):
SS&C Technologies Holdings, Inc., Term Loan B-8 Loan, 5.73% (SOFR01M+200bps),
5/9/31(d) ......................................................... 2,468 2,464
Real Estate (0.1%):
QTS Thunder Managing Issuer LLC, Term Loan, 6.03% (SOFR03M+225bps), 7/22/33(d) ... 1,625 1,601
Total Senior Secured Loans (Cost $7,279)
a
a
a
7,282
Corporate Bonds (42.7%)
Communication Services (0.9%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.10%,
6/1/29, Callable 5/1/29 @ 100 .......................................... 2,000 2,029
Discovery Global Holdings, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100 .............. 948 942
EchoStar Corp., 10.75%, 11/30/29, Callable 11/30/26 @ 105.38 ...................... 4,000 4,326
Meta Platforms, Inc., 4.55%, 5/15/31, Callable 4/15/31 @ 100 ....................... 4,500 4,391
Omnicom Group, Inc., 4.20%, 3/2/29, Callable 2/2/29 @ 100 ....................... 3,000 2,947
Paramount Global, 2.90%, 1/15/27, Callable 10/15/26 @ 100 ....................... 5,000 4,953
Sirius XM Radio LLC, 3.13%, 9/1/26(a) ...................................... 3,000 2,995
T-Mobile USA, Inc., 3.50%, 4/15/31, Callable 8/16/26 @ 101.75 ..................... 3,000 2,798
25,381
Consumer Discretionary (2.6%):
AutoNation, Inc., 4.45%, 1/15/29, Callable 12/15/28 @ 100 ........................ 2,000 1,974
Daimler Truck Finance North America LLC
5.00%, 1/15/27(a) .................................................. 2,000 2,005
4.30%, 8/12/27(a) .................................................. 2,000 1,995
5.13%, 9/25/27, Callable 8/25/27 @ 100(a) ................................ 2,000 2,010
eBay, Inc., 4.25%, 3/6/29, Callable 2/6/29 @ 100 ................................ 2,000 1,973
General Motors Financial Co., Inc.
5.35%, 7/15/27 .................................................... 2,000 2,015
5.05%, 4/4/28 ..................................................... 3,000 3,014
Grand Canyon University, 5.13%, 10/1/28, Callable 8/1/28 @ 100 .................... 8,475 8,385
Hasbro, Inc., 4.65%, 3/12/31, Callable 2/12/31 @ 100 ............................. 1,015 994
Hyatt Hotels Corp., 5.05%, 3/30/28, Callable 2/29/28 @ 100 ........................ 2,000 2,007
Las Vegas Sands Corp., 5.90%, 6/1/27, Callable 5/1/27 @ 100 ....................... 3,804 3,836
LKQ Corp., 5.75%, 6/15/28, Callable 5/15/28 @ 100 ............................. 2,350 2,378
Mattel, Inc.
5.88%, 12/15/27, Callable 8/16/26 @ 100(a) ............................... 7,250 7,254
5.00%, 11/17/30, Callable 10/17/30 @ 100(f) ............................... 4,307 4,271
Meritage Homes Corp., 5.13%, 6/6/27, Callable 12/6/26 @ 100 ...................... 1,000 999
Mobility Global, Inc.
5.05%, 6/15/29, Callable 5/15/29 @ 100(a) ................................ 4,000 3,982
5.45%, 6/15/31, Callable 5/15/31 @ 100(a) ................................ 2,000 2,001
Sodexo, Inc.
5.15%, 8/15/30, Callable 7/15/30 @ 100(a) ................................ 3,000 2,994
2.72%, 4/16/31, Callable 1/16/31 @ 100(a) ................................ 4,500 4,046
Tapestry, Inc., 5.10%, 3/11/30, Callable 2/11/30 @ 100 ............................ 2,000 2,001
Taylor Morrison Communities, Inc.
5.75%, 1/15/28, Callable 10/15/27 @ 100(a) ............................... 2,500 2,525
5.75%, 11/15/32, Callable 5/15/32 @ 100(a) ................................ 2,500 2,560
Volkswagen Group of America Finance LLC
4.95%, 3/25/27(a) .................................................. 2,500 2,504
4.45%, 9/11/27(a) ................................................... 2,000 1,993
6.20%, 11/16/28, Callable 10/16/28 @ 100(a) ............................... 2,000 2,049
5.25%, 3/22/29, Callable 2/22/29 @ 100(a) ................................ 2,000 2,008
YMCA of Greater New York, 5.18%, 8/1/30, Callable 5/1/30 @ 100 .................. 625 626
74,399
Consumer Staples (1.5%):
Bimbo Bakeries USA, Inc., 6.05%, 1/15/29, Callable 12/15/28 @ 100(a) ............... 4,000 4,088

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Coca-Cola Consolidated, Inc., 5.25%, 6/1/29, Callable 5/1/29 @ 100 .................. $ 2,000 $ 2,027
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 1/15/29, Callable 9/5/26 @ 101.19(a) ............................... 4,500 4,419
5.60%, 1/15/31, Callable 12/15/30 @ 100(a) ............................... 1,111 1,091
Diageo Investment Corp., 5.13%, 8/15/30, Callable 7/15/30 @ 100 ................... 1,091 1,099
Keurig Dr Pepper, Inc.
5.05%, 3/15/29, Callable 2/15/29 @ 100 .................................. 3,000 3,010
3.20%, 5/1/30, Callable 2/1/30 @ 100 .................................... 1,500 1,403
Mars, Inc., 4.45%, 3/1/27(a) ............................................... 3,000 3,003
Molson Coors Beverage Co., 4.90%, 7/8/31, Callable 6/8/31 @ 100 ................... 2,000 1,977
Philip Morris International, Inc.
4.88%, 2/15/28, Callable 1/15/28 @ 100 .................................. 5,000 5,022
5.25%, 9/7/28, Callable 8/7/28 @ 100 .................................... 3,000 3,037
Smithfield Foods, Inc., 4.25%, 2/1/27, Callable 11/1/26 @ 100(a) .................... 4,156 4,144
Sysco Corp.
5.10%, 9/23/30, Callable 8/23/30 @ 100 .................................. 3,000 3,001
4.40%, 7/25/31, Callable 6/25/31 @ 100 .................................. 1,682 1,625
The Campbell's Company, 5.20%, 3/19/27 ..................................... 2,000 2,008
The J.M. Smucker Co., 5.90%, 11/15/28, Callable 10/15/28 @ 100 ................... 2,000 2,050
43,004
Energy (2.4%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 2/1/32, Callable
2/1/27 @ 103.31(a) ................................................. 3,429 3,489
APA Corp., 7.75%, 12/15/29 ............................................... 2,650 2,860
CITGO Petroleum Corp., 8.38%, 1/15/29, Callable 9/5/26 @ 104.19(a) ................ 2,000 2,053
Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28, Callable 7/15/28 @ 100(a) ........ 2,000 2,046
Devon Energy Corp., 5.25%, 10/15/27, Callable 8/16/26 @ 100 ...................... 13,330 13,332
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 8/17/26 @ 100(d)(g) ...................... 8,521 8,525
7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100(d)(g) ...................... 2,300 2,356
Expand Energy Corp., 5.38%, 2/1/29, Callable 8/21/26 @ 100 ....................... 2,587 2,586
Helmerich & Payne, Inc., 2.90%, 9/29/31, Callable 6/29/31 @ 100 .................... 1,750 1,554
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30, Callable 9/5/26 @ 102(a) ....... 2,333 2,309
Marathon Petroleum Corp., 5.15%, 3/1/30, Callable 2/1/30 @ 100 .................... 2,000 2,014
MPLX LP, 4.13%, 3/1/27, Callable 12/1/26 @ 100 ............................... 1,550 1,547
ONEOK, Inc.
4.25%, 9/24/27, Callable 8/24/27 @ 100 .................................. 2,000 1,993
5.63%, 1/15/28, Callable 7/15/27 @ 100(a) ................................ 2,700 2,722
Permian Resources Operating LLC, 6.25%, 2/1/33, Callable 8/1/27 @ 103.13(a) .......... 1,500 1,527
Repsol E&P Capital Markets US LLC, 4.81%, 9/16/28, Callable 8/16/28 @ 100(a) ........ 3,342 3,340
Sunoco LP
5.88%, 7/15/27, Callable 9/5/26 @ 100(a) ................................. 700 701
5.63%, 3/15/31, Callable 9/15/27 @ 102.81(a) .............................. 500 494
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 1/15/28, Callable 9/5/26 @ 100 ................................... 978 977
5.50%, 3/1/30, Callable 8/16/26 @ 101.83 ................................. 1,750 1,761
Valero Energy Corp., 5.15%, 2/15/30, Callable 1/15/30 @ 100 ....................... 3,000 3,023
Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29, Callable 2/15/29 @ 100(a) .......... 2,500 2,380
Western Midstream Operating LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100 ............. 3,000 2,998
66,587
Financials (18.8%):
AEGON Funding Co. LLC, 5.50%, 4/16/27, Callable 3/16/27 @ 100(a) ................ 1,000 1,004
Ally Financial, Inc., 6.99% (SOFR+326bps), 6/13/29, Callable 6/13/28 @ 100(d) ......... 4,611 4,765
American Express Co., 3.55% (H15T5Y+285bps), Callable 9/15/26 @ 100(d)(g) ......... 14,290 14,238
American Honda Finance Corp.
4.40%, 10/5/26 .................................................... 2,000 1,999
4.55%, 7/9/27 ..................................................... 1,000 1,001
American National Global Funding
4.63%, 12/15/28(a) .................................................. 3,487 3,446
5.00%, 6/22/29(a) .................................................. 2,000 1,984
5.55%, 1/28/30(a) .................................................. 1,705 1,713
American National Group, Inc., 5.75%, 10/1/29, Callable 9/1/29 @ 100 ................ 3,000 3,038

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Ameriprise Financial, Inc., 4.80%, 6/15/31, Callable 5/15/31 @ 100 ................... $ 3,800 $ 3,770
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a) .................. 1,550 1,360
Antares Holdings LP
2.75%, 1/15/27, Callable 12/15/26 @ 100(a) ............................... 1,700 1,679
6.35%, 10/23/29, Callable 9/23/29 @ 100(a) ............................... 6,000 5,989
Aon North America, Inc., 5.15%, 3/1/29, Callable 2/1/29 @ 100 ..................... 2,000 2,017
Apollo Debt Solutions BDC, 5.70%, 1/23/31, Callable 12/23/30 @ 100(a) .............. 1,815 1,766
Apollo Global Management, Inc., 4.60%, 1/15/31, Callable 12/15/30 @ 100 ............. 2,500 2,445
Arch Capital Finance LLC, 4.01%, 12/15/26, Callable 9/15/26 @ 100 ................. 1,911 1,909
Ares Strategic Income Fund, 5.70%, 3/15/28, Callable 2/15/28 @ 100 ................. 1,000 1,000
Assurant, Inc., 7.00% (US0003M+414bps), 3/27/48, Callable 3/27/28 @ 100(d) .......... 3,000 3,046
Athene Global Funding
4.95%, 1/7/27(a) ................................................... 9,164 9,180
5.13%, 6/1/29(a) ................................................... 2,000 1,997
Atlas Warehouse Lending Co. LP, 4.63%, 11/15/28, Callable 10/15/28 @ 100(a) .......... 6,000 5,918
Aviation Capital Group LLC, 3.50%, 11/1/27, Callable 7/1/27 @ 100(a) ................ 1,091 1,072
Bank of America Corp., 6.13% (H15T5Y+323bps), Callable 4/27/27 @ 100(d)(g) ......... 6,334 6,368
Blackstone Private Credit Fund
2.63%, 12/15/26, Callable 11/15/26 @ 100 ................................. 9,158 9,074
5.95%, 5/15/31, Callable 4/15/31 @ 100(f) ................................. 1,535 1,502
Blackstone Secured Lending Fund, 5.25%, 9/4/29, Callable 8/4/29 @ 100 .............. 2,000 1,968
Block Financial LLC, 3.88%, 8/15/30, Callable 5/15/30 @ 100(f) .................... 2,625 2,482
Blue Owl Credit Income Corp.
4.70%, 2/8/27, Callable 1/8/27 @ 100(f) .................................. 600 597
7.75%, 9/16/27, Callable 8/16/27 @ 100 .................................. 3,745 3,822
6.60%, 9/15/29, Callable 8/15/29 @ 100 .................................. 2,350 2,358
5.80%, 3/15/30, Callable 2/15/30 @ 100 .................................. 2,000 1,942
Blue Owl Technology Finance Corp., 6.10%, 3/15/28, Callable 2/15/28 @ 100 ........... 1,000 1,000
BMW US Capital LLC, 4.60%, 8/13/27(a) ..................................... 2,000 2,001
Brown & Brown, Inc.
4.60%, 12/23/26 .................................................... 500 500
4.70%, 6/23/28, Callable 5/23/28 @ 100 .................................. 1,636 1,632
Burford Capital Global Finance LLC, 6.25%, 4/15/28, Callable 9/5/26 @ 100(a)(f) ........ 2,000 1,972
Capital One Financial Corp.
3.95% (H15T5Y+316bps), Callable 9/1/26 @ 100(d)(f)(g) ..................... 7,610 7,586
5.47% (SOFR+208bps), 2/1/29, Callable 2/1/28 @ 100(d) ...................... 2,000 2,018
6.31% (SOFR+264bps), 6/8/29, Callable 6/8/28 @ 100(d) ...................... 1,000 1,025
Citigroup, Inc., 6.25% (TSFR3M+478bps), Callable 8/15/26 @ 100(d)(g) .............. 12,643 12,647
Citizens Bank NA, 4.58% (SOFR+200bps), 8/9/28, Callable 8/9/27 @ 100(d) ............ 1,000 998
Citizens Financial Group, Inc., 4.00% (H15T5Y+322bps), Callable 10/6/26 @ 100(d)(g) .... 4,900 4,881
Clearinghouse Community Development Financial Institution, 7.00%, 10/15/30, Callable
9/15/30 @ 100(a) ................................................... 1,845 1,969
CNO Global Funding
5.88%, 6/4/27(a) ................................................... 2,500 2,527
4.88%, 12/10/27(a) .................................................. 2,000 1,998
4.38%, 9/8/28(a) ................................................... 1,000 987
4.95%, 9/9/29(a) ................................................... 1,953 1,944
4.70%, 12/11/30(a) .................................................. 1,750 1,706
Constellation Global Funding, 5.70%, 8/5/31(a) ................................. 3,000 2,991
Corebridge Financial, Inc., 6.88% (H15T5Y+385bps), 12/15/52, Callable 9/15/27 @ 100(d) . 3,007 3,043
Corebridge Global Funding, 4.80%, 5/29/29(a) .................................. 1,500 1,494
CubeSmart LP, 4.38%, 2/15/29, Callable 11/15/28 @ 100 .......................... 4,033 3,989
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 6,090 6,062
Enact Holdings, Inc., 6.25%, 5/28/29, Callable 4/28/29 @ 100 ....................... 5,150 5,279
Enstar Finance LLC, 5.50% (H15T5Y+401bps), 1/15/42, Callable 1/15/27 @ 100(d) ....... 10,258 10,123
F&G Annuities & Life, Inc., 7.40%, 1/13/28, Callable 12/13/27 @ 100 ................. 1,500 1,537
F&G Global Funding, 2.00%, 9/20/28(a) ...................................... 4,500 4,199
FactSet Research Systems, Inc., 2.90%, 3/1/27, Callable 2/1/27 @ 100 ................. 1,713 1,694
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a) ................ 5,250 5,212
Fidelity National Information Services, Inc., 4.55%, 3/10/29, Callable 2/10/29 @ 100 ...... 2,250 2,230
Fifth Third Bancorp, 4.57% (SOFR+95bps), 4/29/32, Callable 4/29/31 @ 100(d) ......... 1,000 971
First Citizens BancShares, Inc., 7.90% (TSFR3M+423bps), Callable 1/4/27 @ 100(d)(g) .... 3,415 3,426
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 2,223 2,236

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
First Horizon Corp., 5.51% (SOFR+177bps), 3/7/31, Callable 3/7/30 @ 100(d) ........... $ 3,000 $ 3,010
First Maryland Capital I, 5.01% (TSFR3M+126bps), 1/15/27, Callable 9/5/26 @ 100(d) .... 6,650 6,620
First Maryland Capital II, 4.92% (TSFR3M+111bps), 2/1/27, Callable 9/5/26 @ 100(d) ..... 1,768 1,759
First-Citizens Bank & Trust Co., 5.10% (SOFR+115bps), 7/13/29, Callable 7/13/28 @ 100(d) 3,000 2,992
Fiserv, Inc.
4.75%, 3/15/30, Callable 2/15/30 @ 100 .................................. 3,000 2,957
4.55%, 2/15/31, Callable 1/15/31 @ 100 .................................. 2,000 1,936
Flagstar Bank NA, 6.80% (TSFR3M+304bps), 11/6/28, Callable 11/6/26 @ 100(d) ........ 2,242 2,188
Ford Motor Credit Co. LLC
5.13%, 11/5/26 ..................................................... 2,000 2,001
4.95%, 5/28/27, Callable 4/28/27 @ 100 .................................. 1,000 1,000
2.90%, 2/10/29, Callable 12/10/28 @ 100 ................................. 2,000 1,879
GA Global Funding Trust, 4.40%, 9/23/27(a) ................................... 2,390 2,380
Gabx Leasing LLC, 4.63%, 4/15/31, Callable 3/15/31 @ 100(a) ...................... 2,000 1,950
Global Payments, Inc.
4.55%, 3/15/28 .................................................... 2,000 1,987
4.50%, 11/15/28, Callable 10/15/28 @ 100 ................................. 3,250 3,207
Goldman Sachs Private Credit Corp.
5.05%, 2/23/28 .................................................... 2,300 2,286
5.38%, 1/31/29, Callable 12/31/28 @ 100 ................................. 1,700 1,685
Golub Capital Private Credit Fund, 5.88%, 5/1/30, Callable 4/1/30 @ 100 ............... 2,784 2,730
HA Sustainable Infrastructure Capital, Inc., 6.15%, 1/15/31, Callable 12/15/30 @ 100 ...... 3,000 3,049
Hercules Capital, Inc.
2.63%, 9/16/26, Callable 9/5/26 @ 100 ................................... 5,155 5,137
3.38%, 1/20/27, Callable 12/20/26 @ 100(f) ................................ 1,000 992
Horace Mann Educators Corp.
7.25%, 9/15/28, Callable 8/15/28 @ 100 .................................. 5,600 5,839
4.70%, 10/1/30, Callable 9/1/30 @ 100 ................................... 5,250 5,155
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34, Callable 8/15/34 @ 100(a) ............ 7,966 7,508
HSB Group, Inc., 4.92% (TSFR3M+117bps), 7/15/27, Callable 9/5/26 @ 100(d) .......... 2,750 2,698
Huntington Bancshares, Inc., 4.45% (H15T7Y+405bps), Callable 10/15/27 @ 100(d)(g) .... 6,897 6,785
Hyundai Capital America, Inc.
4.30%, 9/24/27(a) .................................................. 2,000 1,991
5.68%, 6/26/28, Callable 5/26/28 @ 100(a) ................................ 1,000 1,014
5.30%, 1/8/29, Callable 12/8/28 @ 100(a) ................................. 5,000 5,033
Jane Street Group/JSG Finance, Inc.
7.13%, 4/30/31, Callable 4/30/27 @ 103.56(a) .............................. 2,500 2,581
6.75%, 5/1/33, Callable 5/1/28 @ 103.38(a) ................................ 1,000 1,019
JPMorgan Chase & Co.
4.41% (SOFR+82bps), 4/23/30, Callable 4/23/29 @ 100(d) ..................... 3,000 2,960
4.86% (SOFR+85bps), 7/23/30, Callable 7/23/29 @ 100(d) ..................... 2,000 1,996
4.35% (SOFR+84bps), 1/22/32, Callable 1/22/31 @ 100(d) ..................... 5,000 4,846
Kemper Corp.
2.40%, 9/30/30, Callable 6/30/30 @ 100 .................................. 2,020 1,759
3.80%, 2/23/32, Callable 11/23/31 @ 100 .................................. 6,701 5,975
KeyCorp, 5.00% (TSFR3M+387bps), Callable 9/15/26 @ 100(d)(g) .................. 5,025 5,004
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27, Callable 9/5/26 @ 100(a) .................................. 1,500 1,493
7.00%, 7/15/31, Callable 7/15/27 @ 103.5(a) ............................... 2,500 2,585
Liberty Mutual Group, Inc., 4.13% (H15T5Y+332bps), 12/15/51, Callable 9/15/26 @ 100(a)(d) 1,000 993
LPL Holdings, Inc., 5.70%, 5/20/27, Callable 4/20/27 @ 100 ........................ 1,900 1,911
LSEG US Fin Corp., 4.25%, 3/23/29, Callable 2/23/29 @ 100(a) ..................... 3,000 2,958
M&T Bank Corp., 5.13% (TSFR3M+378bps), Callable 11/1/26 @ 100(d)(g) ............ 1,085 1,081
Mercedes-Benz Finance North America LLC
4.65%, 4/1/27(a) ................................................... 1,250 1,252
4.13%, 3/10/28(a) .................................................. 1,000 991
4.75%, 8/4/28(a) ................................................... 800 799
MGIC Investment Corp., 5.25%, 8/15/28, Callable 8/21/26 @ 100 .................... 6,450 6,441
MMI Capital Trust I, 7.63%, 12/15/27 ........................................ 4,000 4,138
Morgan Stanley
4.87% (SOFRINDX+85bps), 7/12/29, Callable 7/12/28 @ 100(d) ................ 2,000 2,000
4.13% (SOFR+91bps), 10/18/29, Callable 10/18/28 @ 100(d) ................... 1,500 1,476
4.24% (SOFR+80bps), 1/9/30, Callable 1/9/29 @ 100(d) ....................... 1,500 1,475

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Morgan Stanley Bank NA, 4.97% (SOFR+93bps), 7/14/28, Callable 7/14/27 @ 100(d) ..... $ 3,500 $ 3,510
MSD Investment Corp.
6.38%, 6/12/29, Callable 5/12/29 @ 100(a) ................................ 980 978
6.13%, 2/5/31, Callable 1/5/31 @ 100(a) .................................. 3,875 3,754
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/26, Callable 9/5/26 @ 100(a) ................................. 3,296 3,281
5.30%, 9/13/27(a) .................................................. 1,500 1,494
NLG Global Funding, 5.40%, 1/23/30(a) ...................................... 3,500 3,534
NMI Holdings, Inc., 6.00%, 8/15/29, Callable 7/15/29 @ 100 ....................... 4,250 4,315
Northern Trust Corp., 4.60% (TSFR3M+346bps), Callable 10/1/26 @ 100(d)(f)(g) ........ 7,078 7,054
Old Republic International Corp., 3.88%, 8/26/26 ................................ 5,250 5,248
Pinnacle Bank, 5.63%, 2/15/28, Callable 1/15/28 @ 100 ........................... 4,000 4,027
Pinnacle Financial Partners, Inc., 7.54% (USISOA05+338bps), 2/7/29(d) ............... 6,688 6,927
PRA Group, Inc., 8.38%, 2/1/28, Callable 8/16/26 @ 102.09(a) ...................... 2,398 2,430
Principal Life Global Funding II
4.60%, 8/19/27(a) .................................................. 2,500 2,505
1.50%, 8/27/30(a) .................................................. 6,400 5,559
Protective Life Corp., 4.70%, 1/15/31, Callable 12/15/30 @ 100(a) ................... 7,369 7,202
Radian Group, Inc.
4.88%, 3/15/27, Callable 9/15/26 @ 100 .................................. 2,250 2,248
6.20%, 5/15/29, Callable 4/15/29 @ 100 .................................. 3,245 3,340
Regions Bank, 4.76% (SOFR+81bps), 7/27/29, Callable 7/27/28 @ 100(d) .............. 3,000 2,994
Reliance Standard Life Global Funding II, 1.51%, 9/28/26(a) ........................ 1,000 994
RELX Capital, Inc., 4.75%, 3/27/30, Callable 2/27/30 @ 100 ........................ 3,000 2,982
RGA Global Funding, 4.35%, 8/25/28(a) ...................................... 2,000 1,980
Rocket Cos., Inc., 6.13%, 8/1/31, Callable 8/1/28 @ 103.06(a) ....................... 5,435 5,460
Sammons Financial Group Global Funding, 5.05%, 1/10/28(a) ....................... 3,000 3,005
Sammons Financial Group, Inc., 4.45%, 5/12/27, Callable 2/12/27 @ 100(a) ............. 500 499
Santander Holdings USA, Inc., 5.04% (SOFR+110bps), 6/5/30, Callable 6/5/29 @ 100(d) ... 2,000 1,990
SCE Recovery Funding LLC, 0.86%, 11/15/31 .................................. 5,242 4,738
Sixth Street Specialty Lending, Inc., 6.95%, 8/14/28, Callable 7/14/28 @ 100 ............ 1,165 1,195
Stellantis Finance US, Inc., 5.35%, 3/17/28, Callable 2/17/28 @ 100(a) ................ 1,250 1,252
Stellantis Financial Services US Corp.
4.95%, 9/15/28, Callable 8/15/28 @ 100(a) ................................ 1,000 993
5.40%, 6/15/29, Callable 5/15/29 @ 100(a) ................................ 1,500 1,490
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 5,000 4,394
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30, Callable 12/15/27 @ 104.06(a) ............ 263 274
Sumisho Air Lease Corp.
4.40%, 3/24/28(a) .................................................. 2,000 1,986
4.50%, 3/24/29, Callable 2/24/29 @ 100(a) ................................ 1,000 988
Synchrony Financial
3.70%, 8/4/26 ..................................................... 1,000 1,000
3.95%, 12/1/27, Callable 9/1/27 @ 100 ................................... 2,816 2,784
5.94% (SOFRINDX+213bps), 8/2/30, Callable 8/2/29 @ 100(d) ................. 1,000 1,015
5.45% (SOFR+135bps), 10/15/30, Callable 10/15/29 @ 100(d) .................. 1,500 1,502
Texas Capital Bancshares, Inc., 5.30% (SOFR+194bps), 2/27/32, Callable 2/27/31 @ 100(d) . 3,000 2,938
The Bank of New York Mellon Corp., 4.98% (SOFR+109bps), 3/14/30, Callable 3/14/29 @
100(d) ........................................................... 2,000 2,009
The Goldman Sachs Group, Inc.
3.65% (H15T5Y+292bps), Callable 8/10/26 @ 100(d)(g) ...................... 1,400 1,399
4.94% (SOFR+132bps), 4/23/28, Callable 4/23/27 @ 100(d) .................... 1,000 1,002
The PNC Financial Services Group, Inc.
3.40% (H15T5Y+260bps), Callable 9/15/26 @ 100(d)(g) ...................... 8,250 8,211
6.20% (H15T5Y+324bps), Callable 9/15/27 @ 100(d)(g) ...................... 830 836
The Travelers Cos, Inc., 4.95%, 7/24/31, Callable 6/24/31 @ 100 ..................... 4,906 4,902
The Western Union Co., 4.75%, 6/15/29, Callable 5/15/29 @ 100 .................... 5,000 4,947
Toyota Motor Credit Corp.
4.55%, 8/7/26 ..................................................... 2,000 2,000
5.25%, 9/11/28 ..................................................... 2,000 2,027
4.80%, 5/15/30 .................................................... 2,000 1,998
TPG Operating Group II LP, 4.88%, 5/15/31, Callable 4/15/31 @ 100 ................. 2,863 2,799
Transamerica Capital II, 7.65%, 12/1/26(a) ..................................... 2,197 2,211
Truist Bank, 4.14% (SOFR+91bps), 10/23/29, Callable 10/23/28 @ 100, MTN(d) ......... 1,000 985

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Truist Financial Corp.
4.58% (TSFR3M+93bps), 5/15/27, Callable 9/5/26 @ 100(d) ................... $ 6,068 $ 6,037
4.96% (SOFR+88bps), 7/23/30, Callable 7/23/29 @ 100(d) ..................... 1,000 998
U.S. Bancorp
5.30% (TSFR3M+318bps), Callable 4/15/27 @ 100(d)(g) ...................... 6,800 6,779
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(d) .................... 4,500 4,583
Wells Fargo & Co., 4.58% (SOFR+72bps), 5/20/29, Callable 5/20/28 @ 100(d) .......... 2,000 1,993
Western Alliance Bancorp, 5.92% (TSFR3M+225bps), 6/15/31, Callable 9/15/26 @ 100(d) .. 1,500 1,447
Western Alliance Bank, 6.54% (H15T5Y+285bps), 11/15/35, Callable 11/15/30 @ 100(d) ... 3,000 2,962
Zions Bancorp NA
4.48% (SOFR+106bps), 2/9/29, Callable 2/9/28 @ 100(d) ...................... 2,000 1,983
5.24% (SOFR+108bps), 10/1/29, Callable 10/1/28 @ 100(d) .................... 2,000 2,001
529,795
Health Care (2.1%):
AbbVie, Inc., 3.78%, 3/3/28 ............................................... 3,000 2,967
Amgen, Inc., 4.20%, 2/19/31, Callable 1/19/31 @ 100 ............................. 2,000 1,942
Association of American Medical Colleges, 2.39%, 10/1/26 ......................... 4,275 4,261
Baxter International, Inc., 4.45%, 2/15/29, Callable 1/15/29 @ 100 ................... 1,458 1,436
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100 .................. 1,500 1,488
Centene Corp., 4.63%, 12/15/29, Callable 9/5/26 @ 101.54 ......................... 2,500 2,422
Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 8/21/26 @ 100(a) .... 5,000 4,907
CommonSpirit Health, 4.35%, 9/1/30, Callable 6/1/30 @ 100 ....................... 4,000 3,889
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100(f) .................. 1,681 1,554
Elevance Health, Inc., 5.15%, 6/15/29, Callable 5/15/29 @ 100 ...................... 2,000 2,019
HCA, Inc.
5.00%, 3/1/28, Callable 2/1/28 @ 100 .................................... 1,500 1,506
4.30%, 11/15/30, Callable 10/15/30 @ 100 ................................. 2,000 1,939
Health Care Service Corp. A Mutual Legal Reserve Co.
5.20%, 6/15/29, Callable 5/15/29 @ 100(a) ................................ 3,000 3,015
2.20%, 6/1/30, Callable 3/1/30 @ 100(a) .................................. 4,351 3,917
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 3,448 3,463
Lifespan Corp., 4.65%, 5/15/31, Callable 11/15/30 @ 100 .......................... 2,500 2,423
Medline Borrower LP, 5.25%, 10/1/29, Callable 9/5/26 @ 101.31(a) .................. 7,175 7,111
Premier Health Partners, 2.91%, 11/15/26, Callable 9/5/26 @ 100 .................... 1,735 1,719
Solventum Corp.
5.45%, 2/25/27, Callable 1/25/27 @ 100 .................................. 1,613 1,620
5.40%, 3/1/29, Callable 2/1/29 @ 100 .................................... 1,163 1,177
The Cigna Group, 4.50%, 9/15/30, Callable 8/15/30 @ 100 ......................... 2,000 1,971
Thermo Fisher Scientific, Inc., 4.22%, 2/12/31, Callable 1/12/31 @ 100 ................ 3,000 2,920
59,666
Industrials (4.1%):
AGCO Corp., 5.45%, 3/21/27, Callable 2/21/27 @ 100 ............................ 3,000 3,011
American Airlines Pass Through Trust
4.00%, 9/22/27 .................................................... 1,184 1,165
6.30%, 8/20/35 .................................................... 3,000 2,999
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28, Callable 9/5/26 @ 100(a) 1,500 1,477
Arcosa, Inc., 6.88%, 8/15/32, Callable 8/15/27 @ 103.44(a) ......................... 6,036 6,231
Ashtead Capital, Inc.
1.50%, 8/12/26(a) .................................................. 2,784 2,781
4.38%, 8/15/27, Callable 8/21/26 @ 100(a) ................................ 5,381 5,373
Booz Allen Hamilton, Inc., 5.38%, 1/30/30, Callable 12/30/29 @ 100 .................. 2,000 2,000
British Airways Pass Through Trust
3.35%, 6/15/29(a) .................................................. 2,496 2,413
4.13%, 9/20/31(a) .................................................. 536 516
CNH Industrial Capital LLC, 5.10%, 4/20/29, Callable 3/20/29 @ 100 ................. 2,000 2,009
Delta Air Lines Pass Through Trust
2.00%, 6/10/28 .................................................... 3,206 3,094
2.50%, 6/10/28 .................................................... 1,374 1,324
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 7,433 7,419
Equifax, Inc., 5.00%, 8/15/29 .............................................. 2,353 2,356
FedEx Freight Holding Co., Inc., 4.30%, 3/15/29, Callable 2/15/29 @ 100(a) ............ 2,000 1,965
Ferguson Enterprises, Inc., 4.35%, 3/15/31, Callable 2/15/31 @ 100 ................... 1,500 1,460

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. $ 3,300 $ 3,335
HNI Corp., 5.13%, 1/18/29, Callable 7/18/28 @ 100(a) ............................ 550 542
Illinois Central Railroad Co., 7.70%, 9/15/96, Callable 9/15/26 @ 102.92 ............... 6,093 6,289
J.B. Hunt Transport Services, Inc., 4.90%, 3/15/30, Callable 2/15/30 @ 100 ............. 2,000 1,995
JH North America Holdings, Inc., 5.88%, 1/31/31, Callable 7/31/27 @ 102.94(a) ......... 5,292 5,286
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 1,905 1,946
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.20%, 4/1/27, Callable 1/1/27 @ 100(a) .................................. 4,000 3,990
5.35%, 3/30/29, Callable 2/28/29 @ 100(a) ................................ 2,000 2,017
Quanta Services, Inc., 4.75%, 8/9/27, Callable 7/9/27 @ 100 ........................ 3,000 3,006
Republic Services, Inc., 5.00%, 11/15/29, Callable 10/15/29 @ 100 ................... 3,000 3,026
Rockwell Collins, Inc., 3.50%, 3/15/27, Callable 12/15/26 @ 100 .................... 10,000 9,909
Ryder System, Inc.
5.25%, 6/1/28, Callable 5/1/28 @ 100, MTN ............................... 3,000 3,028
5.38%, 3/15/29, Callable 2/15/29 @ 100, MTN ............................. 3,000 3,043
Southwest Airlines Co.
5.13%, 6/15/27, Callable 4/15/27 @ 100 .................................. 1,194 1,197
4.38%, 11/15/28, Callable 10/15/28 @ 100 ................................. 3,000 2,967
Stonepeak Nile Parent LLC, 7.25%, 3/15/32, Callable 3/15/28 @ 103.63(a) ............. 2,050 2,113
Sunbelt Rentals Holdings, Inc., 4.95%, 8/12/30, Callable 7/12/30 @ 100(a) ............. 2,393 2,374
The GEO Group, Inc., 8.63%, 4/15/29, Callable 8/16/26 @ 104.31 .................... 1,000 1,043
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100 ....................... 3,000 3,107
United Airlines Pass Through Trust
5.88%, 10/15/27 .................................................... 877 886
2.90%, 5/1/28 ..................................................... 875 840
XPO, Inc., 6.25%, 6/1/28, Callable 8/16/26 @ 101.56(a) ........................... 5,244 5,296
114,828
Information Technology (1.9%):
Atlassian Corp., 5.25%, 5/15/29, Callable 4/15/29 @ 100 .......................... 4,000 4,004
Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100 .......................... 1,350 1,203
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100 .............. 3,703 3,679
Citadel Finance LLC, 4.75%, 2/14/29, Callable 1/14/29 @ 100(a) .................... 2,000 1,961
Corning, Inc., 7.25%, 8/15/36, Callable 8/15/26 @ 100 ............................ 2,650 2,652
Dell International LLC/EMC Corp.
4.75%, 4/1/28, Callable 3/1/28 @ 100 .................................... 2,500 2,503
4.15%, 2/15/29, Callable 1/15/29 @ 100 .................................. 1,000 985
4.75%, 7/15/31, Callable 6/15/31 @ 100 .................................. 2,000 1,967
Gartner, Inc., 4.95%, 3/20/31, Callable 2/20/31 @ 100 ............................ 2,000 1,935
Hewlett Packard Enterprise Co.
4.45%, 9/25/26 .................................................... 2,500 2,500
4.50%, 3/23/28 .................................................... 2,000 1,994
4.15%, 9/15/28, Callable 8/15/28 @ 100 .................................. 2,000 1,976
Intuit, Inc., 4.95%, 6/15/31, Callable 5/15/31 @ 100 .............................. 2,470 2,447
Keysight Technologies, Inc., 5.35%, 7/30/30, Callable 6/30/30 @ 100 ................. 3,000 3,040
Microchip Technology, Inc., 4.90%, 3/15/28(f) .................................. 2,000 2,005
Molex Electronic Technologies LLC, 4.75%, 4/30/28, Callable 3/30/28 @ 100(a) ......... 2,000 2,006
Oracle Corp., 4.45%, 9/26/30, Callable 8/26/30 @ 100 ............................ 2,000 1,887
Salesforce, Inc.
4.50%, 3/15/28, Callable 2/15/28 @ 100 .................................. 5,000 4,991
4.65%, 3/15/29, Callable 2/15/29 @ 100 .................................. 2,000 1,992
Synopsys, Inc.
4.55%, 4/1/27 ..................................................... 3,000 3,001
4.65%, 4/1/28, Callable 3/1/28 @ 100 .................................... 2,000 1,998
TD SYNNEX Corp., 4.30%, 1/17/29, Callable 12/17/28 @ 100 ...................... 1,500 1,475
VeriSign, Inc., 5.10%, 7/15/31, Callable 6/15/31 @ 100 ............................ 612 609
52,810
Materials (1.6%):
Amcor Flexibles North America, Inc.
4.80%, 3/17/28 .................................................... 2,000 2,004
4.25%, 3/8/29, Callable 2/8/29 @ 100 .................................... 2,000 1,972
AptarGroup, Inc., 4.75%, 3/30/31, Callable 2/28/31 @ 100 ......................... 3,000 2,950
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 5,000 4,994

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 4.75%, 5/15/30,
Callable 4/15/30 @ 100(a) ............................................ $ 3,000 $ 2,974
CRH America Finance, Inc., 4.40%, 2/9/31, Callable 1/9/31 @ 100 ................... 2,000 1,952
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 9/5/26 @ 100 ..................... 8,000 7,928
Glencore Funding LLC, 5.34%, 4/4/27(a) ...................................... 3,000 3,016
Huntsman International LLC, 4.50%, 5/1/29, Callable 2/1/29 @ 100 .................. 3,000 2,896
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 9/5/26 @ 100(a)(f) .................. 962 922
LYB International Finance III LLC, 5.13%, 1/15/31, Callable 12/15/30 @ 100 ........... 2,000 1,985
RPM International, Inc., 3.75%, 3/15/27, Callable 12/15/26 @ 100 .................... 2,100 2,088
Sonoco Products Co., 4.45%, 9/1/26 ......................................... 1,917 1,917
Syensqo Finance America LLC, 5.65%, 6/4/29, Callable 5/4/29 @ 100(a) ............... 2,000 2,035
The Sherwin-Williams Co., 4.55%, 3/1/28, Callable 2/1/28 @ 100(f) .................. 2,000 1,997
United States Steel Corp., 5.20%, 8/1/31, Callable 7/1/31 @ 100(a) ................... 2,500 2,474
44,104
Real Estate (3.1%):
CBRE Services, Inc., 4.80%, 6/15/30, Callable 5/15/30 @ 100 ....................... 2,000 1,981
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 6/30/28, Callable 3/30/28 @ 100(a) ... 6,500 6,330
DOC DR LLC, 3.95%, 1/15/28, Callable 10/15/27 @ 100 .......................... 2,531 2,504
Equinix, Inc., 5.00%, 8/15/29, Callable 7/15/29 @ 100 ............................ 2,000 1,996
Essex Portfolio LP, 1.70%, 3/1/28, Callable 1/1/28 @ 100 .......................... 1,149 1,098
Extra Space Storage LP
2.20%, 10/15/30, Callable 7/15/30 @ 100 ................................. 5,000 4,461
2.40%, 10/15/31, Callable 7/15/31 @ 100 ................................. 2,300 2,010
4.90%, 2/1/32, Callable 1/1/32 @ 100 .................................... 1,000 985
Federal Realty OP LP, 5.38%, 5/1/28, Callable 4/1/28 @ 100 ........................ 4,000 4,041
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27, Callable
9/15/27 @ 100(a) ................................................... 1,000 978
Healthcare Realty Holdings LP
3.75%, 7/1/27, Callable 4/1/27 @ 100 .................................... 2,396 2,380
3.63%, 1/15/28, Callable 10/15/27 @ 100 ................................. 2,754 2,705
Highwoods Realty LP
4.13%, 3/15/28, Callable 12/15/27 @ 100 ................................. 950 936
4.20%, 4/15/29, Callable 1/15/29 @ 100 .................................. 1,534 1,497
Jones Lang LaSalle, Inc., 6.88%, 12/1/28, Callable 11/1/28 @ 100 .................... 4,150 4,326
Kimco Realty OP LLC, 2.80%, 10/1/26, Callable 8/21/26 @ 100 ..................... 1,000 998
Lineage OP LP, 5.25%, 7/15/30, Callable 6/15/30 @ 100 ........................... 4,453 4,433
LXP Industrial Trust, 6.75%, 11/15/28, Callable 10/15/28 @ 100 ..................... 494 510
Mid-America Apartments LP, 5.30%, 2/15/32, Callable 12/15/31 @ 100 ................ 2,000 2,022
Nationwide Health Properties, Inc., 6.90%, 10/1/37, (Put Date 10/1/27), MTN(h) ......... 2,950 3,147
NNN REIT, Inc.
2.50%, 4/15/30, Callable 1/15/30 @ 100 .................................. 2,000 1,834
4.60%, 2/15/31, Callable 1/15/31 @ 100 .................................. 3,000 2,945
Public Storage Operating Co., 4.38%, 7/1/30, Callable 6/1/30 @ 100 .................. 2,500 2,463
SBA Communications Corp., 3.88%, 2/15/27, Callable 8/16/26 @ 100 ................. 2,400 2,386
SBA Tower Trust
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 842 849
4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 2,000 1,993
Tanger Properties LP, 3.13%, 9/1/26 ......................................... 1,800 1,797
The NHP Foundation, 5.85%, 12/1/28, Callable 6/1/28 @ 100 ....................... 3,000 3,050
UDR, Inc.
2.95%, 9/1/26, MTN ................................................ 1,580 1,578
3.50%, 7/1/27, Callable 4/1/27 @ 100, MTN ............................... 4,620 4,581
3.20%, 1/15/30, Callable 10/15/29 @ 100, MTN ............................. 1,178 1,113
VICI Properties LP/VICI Note Co., Inc.
4.25%, 12/1/26, Callable 8/16/26 @ 100(a) ................................ 802 801
5.75%, 2/1/27, Callable 11/1/26 @ 100(a) ................................. 500 501
3.75%, 2/15/27, Callable 9/5/26 @ 100(a) ................................. 4,000 3,977
Welltower OP LLC, 4.50%, 7/1/30, Callable 6/1/30 @ 100 ......................... 4,000 3,945
WP Carey, Inc., 4.65%, 7/15/30, Callable 6/15/30 @ 100 ........................... 4,000 3,941
87,092
Utilities (3.7%):
AEP Texas, Inc., 5.45%, 5/15/29, Callable 4/15/29 @ 100 .......................... 3,500 3,556

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Alabama Power Co., 4.30%, 3/15/31, Callable 1/15/31 @ 100 ....................... $ 2,375 $ 2,316
Alliant Energy Finance LLC, 5.40%, 6/6/27, Callable 5/6/27 @ 100(a) ................. 2,000 2,012
Black Hills Corp., 5.95%, 3/15/28, Callable 2/15/28 @ 100 ......................... 5,000 5,083
CenterPoint Energy Restoration Bond Co. III LLC, 3.90%, 12/15/30 .................. 5,000 4,931
CenterPoint Energy, Inc., 5.40%, 6/1/29, Callable 5/1/29 @ 100 ...................... 1,858 1,887
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(d) ......... 2,843 2,765
Constellation Energy Generation LLC, 4.63%, 2/1/29, Callable 8/16/26 @ 102.31 ......... 1,500 1,488
Consumers Energy Co., 4.90%, 8/15/31, Callable 6/15/31 @ 100 ..................... 3,000 2,989
Dominion Energy, Inc., 4.35% (H15T5Y+320bps), Callable 1/15/27 @ 100(d)(g) ......... 9,770 9,716
DTE Energy Co.
4.95%, 7/1/27, Callable 6/1/27 @ 100 .................................... 3,000 3,012
4.88%, 6/1/28, Callable 5/1/28 @ 100 .................................... 2,000 2,006
Duke Energy Carolinas LLC, 4.65%, 6/15/31, Callable 5/15/31 @ 100 ................. 3,740 3,698
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27 ........................ 321 316
Essential Utilities, Inc., 4.80%, 8/15/27, Callable 7/15/27 @ 100 ..................... 2,500 2,505
Exelon Corp., 5.13%, 3/15/31, Callable 2/15/31 @ 100 ............................ 3,290 3,300
Florida Power & Light Co., 4.40%, 5/15/28, Callable 3/15/28 @ 100 .................. 2,800 2,796
KeySpan Gas East Corp., 2.74%, 8/15/26(a) .................................... 700 700
National Fuel Gas Co., 4.75%, 5/15/29, Callable 4/15/29 @ 100 ..................... 3,600 3,575
NextEra Energy Capital Holdings, Inc.
4.85%, 2/4/28 ..................................................... 3,000 3,011
3.80% (H15T5Y+255bps), 3/15/82, Callable 3/15/27 @ 100(d) .................. 1,798 1,771
NiSource, Inc.
5.20%, 7/1/29, Callable 6/1/29 @ 100 .................................... 2,000 2,023
4.75%, 5/18/31, Callable 4/18/31 @ 100 .................................. 5,000 4,939
NorthWestern Corp., 5.07%, 3/21/30, Callable 2/21/30 @ 100(a) ..................... 1,500 1,503
NSTAR Electric Co., 4.85%, 3/1/30, Callable 2/1/30 @ 100 ........................ 2,000 1,999
Oncor Electric Delivery Co. LLC, 4.50%, 3/20/27 ............................... 2,500 2,502
ONE Gas, Inc., 5.10%, 4/1/29, Callable 3/1/29 @ 100 ............................. 2,500 2,524
Pinnacle West Capital Corp., 4.90%, 5/15/28, Callable 4/15/28 @ 100 ................. 2,000 2,005
Public Service Co. of Colorado, 4.15%, 3/13/29, Callable 2/13/29 @ 100 ............... 2,000 1,973
Public Service Enterprise Group, Inc., 5.20%, 4/1/29, Callable 3/1/29 @ 100 ............ 3,000 3,026
The Dayton Power & Light Co., 4.55%, 8/15/30, Callable 7/15/30 @ 100 ............... 1,000 980
Vistra Corp., 7.00% (H15T5Y+574bps), Callable 12/15/26 @ 100(a)(d)(g) .............. 1,000 1,005
Vistra Operations Co. LLC
7.75%, 10/15/31, Callable 10/15/26 @ 103.88(a) ............................ 5,325 5,553
6.88%, 4/15/32, Callable 4/15/27 @ 103.44(a) .............................. 2,000 2,065
WEC Energy Group, Inc., 4.75%, 1/15/28, Callable 12/15/27 @ 100 .................. 2,000 2,004
Wisconsin Electric Power Co.
5.00%, 5/15/29, Callable 4/15/29 @ 100 .................................. 3,000 3,026
4.65%, 6/15/31, Callable 5/15/31 @ 100(f) ................................. 2,750 2,717
103,277
Total Corporate Bonds (Cost $1,199,672)
a
a
a
1,200,943
Yankee Dollars (9.0%)
Consumer Discretionary (0.5%):
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33, Callable 12/15/28
@ 102.88(a) ...................................................... 1,725 1,663
Carnival Corp. Ltd.
5.13%, 5/1/29, Callable 2/1/29 @ 100(a) .................................. 1,500 1,489
7.00%, 8/15/29, Callable 8/15/26 @ 103.5(a) ............................... 2,000 2,069
Gildan Activewear, Inc., 4.70%, 10/7/30, Callable 9/7/30 @ 100(a) ................... 2,000 1,953
Honda Motor Co. Ltd., 4.44%, 7/8/28, Callable 6/8/28 @ 100 ....................... 4,000 3,978
Pershing Square Holdings Ltd., 5.50%, 10/28/32, Callable 8/28/32 @ 100(a) ............ 1,300 1,270
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 8/21/26 @ 100(a) .......... 1,714 1,712
14,134
Consumer Staples (0.6%):
Bacardi-Martini BV, 5.55%, 2/1/30, Callable 1/1/30 @ 100(a) ....................... 3,000 3,035
BAT International Finance PLC
4.45%, 3/16/28, Callable 2/16/28 @ 100 .................................. 4,000 3,988
5.93%, 2/2/29, Callable 1/2/29 @ 100 .................................... 2,000 2,053
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a) ...................... 1,100 935

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Japan Tobacco, Inc., 4.85%, 5/15/28, Callable 4/15/28 @ 100(a) ..................... $ 2,000 $ 2,005
JDE Peet's NV
1.38%, 1/15/27, Callable 12/15/26 @ 100(a) ............................... 3,000 2,954
2.25%, 9/24/31, Callable 6/24/31 @ 100(a) ................................ 2,000 1,723
16,693
Energy (1.0%):
Canadian Natural Resources Ltd., 5.00%, 12/15/29, Callable 11/15/29 @ 100 ............ 4,750 4,775
Enbridge, Inc.
5.30%, 4/5/29, Callable 3/5/29 @ 100 .................................... 2,000 2,026
5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(d) .................. 2,400 2,394
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27(a)(f) ........................... 586 573
TransCanada Trust, 5.88% (US0003M+464bps), 8/15/76, Callable 8/15/26 @ 100(d) ...... 2,150 2,148
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 8,357 8,720
Var Energi ASA
5.00%, 5/18/27, Callable 4/18/27 @ 100(a) ................................ 3,000 3,005
7.50%, 1/15/28, Callable 12/15/27 @ 100(a) ............................... 3,333 3,447
5.88%, 5/22/30, Callable 4/22/30 @ 100(a) ................................ 2,000 2,040
29,128
Financials (4.4%):
Aegon Ltd., 5.50% (US0006M+354bps), 4/11/48, Callable 4/11/28 @ 100(d) ............ 2,100 2,102
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/27, Callable 4/21/27
@ 100 ........................................................... 3,000 2,976
Argentum Netherlands BV for Swiss Re Ltd., 5.63% (US0003M+378bps), 8/15/52, Callable
8/15/27 @ 100(d) ................................................... 1,700 1,703
ASB Bank Ltd., 5.28% (H15T5Y+225bps), 6/17/32, Callable 6/17/27 @ 100(a)(d) ........ 1,993 1,995
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30, Callable 6/1/30 @ 100 ................. 5,512 5,613
Avilease Capital Ltd., 5.50%, 6/30/31, Callable 5/30/31 @ 100(a) .................... 2,698 2,688
AXA SA, 5.13% (SOFRINDX+414bps), 1/17/47, Callable 1/17/27 @ 100(d) ............ 9,004 8,994
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%,
12/10/29, Callable 11/10/29 @ 100(a) .................................... 1,037 1,052
Bank of Montreal, 4.36% (SOFR+70bps), 12/21/26, (Put Date 9/11/26), MTN(d)(h) ....... 2,400 2,398
Barclays PLC
4.84% (SOFR+134bps), 9/10/28, Callable 9/10/27 @ 100(d) .................... 2,000 2,001
5.09% (SOFR+96bps), 2/25/29, Callable 2/25/28 @ 100(d) ..................... 2,000 2,006
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.25%, 9/10/29, Callable 8/10/29 @ 100(a) ................................ 2,300 2,303
5.40%, 6/3/31, Callable 5/3/31 @ 100(a) .................................. 2,411 2,394
Beazley Insurance DAC
5.88%, 11/4/26 ..................................................... 2,935 2,938
5.50%, 9/10/29 .................................................... 5,599 5,633
Brookfield Asset Management Ltd., 4.65%, 11/15/30, Callable 10/15/30 @ 100 .......... 3,474 3,397
Brookfield Finance, Inc., 4.35%, 4/15/30, Callable 1/15/30 @ 100 .................... 2,000 1,953
Canadian Imperial Bank of Commerce
4.51% (SOFR+93bps), 9/11/27, Callable 9/11/26 @ 100(d) ..................... 3,000 3,000
4.24% (SOFRINDX+60bps), 9/8/28, Callable 9/8/27 @ 100(d) .................. 1,000 996
4.86% (SOFR+103bps), 3/30/29, Callable 3/31/28 @ 100(d) .................... 2,500 2,504
7.26%, 4/10/32(a) .................................................. 575 602
CI Financial Corp., 7.50%, 5/30/29, Callable 4/30/29 @ 100(a) ...................... 947 988
Essent Group Ltd., 6.25%, 7/1/29, Callable 6/1/29 @ 100 .......................... 6,319 6,499
Flutter Treasury DAC
6.38%, 4/29/29, Callable 9/5/26 @ 103.19(a) ............................... 4,617 4,674
5.88%, 6/4/31, Callable 4/15/27 @ 102.94(a) ............................... 2,484 2,457
HSBC Holdings PLC, 4.90% (SOFR+103bps), 3/3/29, Callable 3/3/28 @ 100(d) ......... 3,500 3,507
Icon Investments Six DAC, 5.81%, 5/8/27 ..................................... 1,000 1,007
La Mondiale SAM, 5.88% (USISOA05+448bps), 1/26/47, Callable 1/26/27 @ 100(d) ...... 4,200 4,207
Lloyds Banking Group PLC
5.99% (H15T1Y+148bps), 8/7/27, Callable 8/7/26 @ 100(d) .................... 2,000 2,000
4.24% (H15T1Y+60bps), 2/10/30, Callable 2/10/29 @ 100(d) ................... 1,000 983
Mitsubishi UFJ Financial Group, Inc., 4.98% (H15T1Y+67bps), 7/24/30, Callable 7/24/29 @
100(d) ........................................................... 2,000 2,001
Mizuho Financial Group, Inc., 4.78% (H15T1Y+68bps), 7/13/30, Callable 7/13/29 @ 100(d) . 2,000 1,988
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 5,500 5,498

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
NatWest Markets PLC, 4.65%, 3/27/29(a) ..................................... $ 2,000 $ 1,988
Santander UK Group Holdings PLC
6.53% (SOFR+260bps), 1/10/29, Callable 1/10/28 @ 100(d) .................... 2,000 2,045
4.32% (SOFRINDX+107bps), 9/22/29, Callable 9/22/28 @ 100(d) ............... 1,000 988
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26, Callable 9/15/26 @ 100(a)(f) .............................. 3,000 2,985
4.95%, 7/23/29, Callable 6/23/29 @ 100(a) ................................ 2,000 1,995
Standard Chartered PLC, 5.69% (H15T1Y+105bps), 5/14/28, Callable 5/14/27 @ 100(a)(d) . 4,095 4,125
The Bank of Nova Scotia, 8.63% (H15T5Y+439bps), 10/27/82, Callable 10/27/27 @ 100(d)(f) 4,250 4,404
The Toronto-Dominion Bank, 3.63% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(d) . 5,750 5,741
UBS Group AG, 4.28%, 1/9/28, Callable 1/9/27 @ 100(a) .......................... 6,000 5,966
125,294
Health Care (0.5%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a) ........................ 4,585 4,546
Royalty Pharma PLC, 4.45%, 3/25/31, Callable 2/25/31 @ 100 ...................... 2,000 1,950
Smith & Nephew PLC, 5.15%, 3/20/27, Callable 2/20/27 @ 100 ..................... 1,500 1,503
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26 .................................................... 2,500 2,491
6.75%, 3/1/28, Callable 12/1/27 @ 100 ................................... 2,875 2,930
13,420
Industrials (0.7%):
Air Canada Pass Through Trust, 4.13%, 12/15/27(a) .............................. 932 914
AS Mileage Plan IP Ltd., 5.02%, 10/20/29, Callable 9/20/29 @ 100(a) ................. 3,869 3,814
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ 3,500 3,519
6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ................................ 1,000 1,031
4.80%, 5/29/29, Callable 4/29/29 @ 100(a) ................................ 2,000 1,987
LG Energy Solution Ltd.
5.38%, 7/2/27(a) ................................................... 3,957 3,980
5.25%, 4/2/28(a) ................................................... 3,500 3,512
18,757
Information Technology (0.7%):
CGI, Inc., 4.95%, 3/14/30, Callable 2/14/30 @ 100 ............................... 2,888 2,854
Genpact UK Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30, Callable 10/18/30 @ 100 .... 2,000 1,959
Kioxia Holdings Corp., 6.25%, 7/24/30, Callable 7/24/27 @ 103.13(a) ................. 3,000 3,071
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 11,427 11,654
19,538
Materials (0.4%):
Amcor Group Finance PLC, 5.45%, 5/23/29, Callable 4/23/29 @ 100 .................. 2,000 2,031
Australian Metcoal Financing Pty Ltd., 6.25%, 10/22/31, Callable 9/22/31 @ 100(a) ....... 1,500 1,511
Minera Mexico SA de CV, 5.63%, 2/12/32, Callable 12/12/31 @ 100(a) ................ 3,000 2,999
Nutrien Ltd., 4.50%, 3/12/27 ............................................... 2,000 2,000
Rio Tinto Finance USA PLC, 4.50%, 3/14/28, Callable 2/14/28 @ 100 ................. 2,000 2,002
10,543
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 3/20/27, Callable 12/20/26 @
100(a) ........................................................... 6,890 6,856
Total Yankee Dollars (Cost $253,766)
a
a
a
254,363
Municipal Bonds (1.0%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue, Series D-2, 6.00%, 2/1/29, Continuously Callable
@100 ........................................................... 2,000 2,062
Arizona (0.1%):
Arizona IDA Revenue
4.51%, 10/1/26 .................................................... 500 500
4.51%, 10/1/27 .................................................... 500 501
4.60%, 10/1/28 .................................................... 500 500

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
4.71%, 10/1/29 .................................................... $ 500 $ 500
2,001
California (0.2%):
California Infrastructure & Economic Development Bank Revenue
Series B, 5.71%, 7/1/30 .............................................. 2,780 2,769
Series B, 5.76%, 7/1/31 .............................................. 2,560 2,546
California Municipal Finance Authority Revenue, Series B, 4.51%, 5/15/30, Continuously
Callable @100 ..................................................... 1,290 1,258
6,573
Colorado (0.0%):(c)
Colorado Health Facilities Authority Revenue, Series B, 2.80%, 12/1/26 ................ 275 273
Illinois (0.1%):
City of Chicago, GO, Series A, 5.88%, 1/1/31 ................................... 1,130 1,128
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
4.57%, 12/1/27 .................................................... 750 751
4.63%, 12/1/28 .................................................... 1,000 1,000
2,879
Louisiana (0.0%):(c)
City of New Orleans, GO, Series B, 4.90%, 12/1/26 .............................. 750 751
Maryland (0.1%):
Maryland Economic Development Corp. Revenue, 6.12%, 1/30/28, Continuously Callable
@100(a) ......................................................... 1,865 1,865
Massachusetts (0.2%):
Massachusetts Development Finance Agency Revenue
Series B, 6.75%, 10/1/30 ............................................. 2,518 2,532
Series G, 6.38%, 10/1/28 ............................................. 665 665
Series G, 6.63%, 10/1/30 ............................................. 2,175 2,196
Massachusetts Educational Financing Authority Revenue, Series A, 5.52%, 7/1/35 ........ 1,130 1,135
6,528
New Jersey (0.0%):(c)
Township of Weehawken NJ, GO, 5.25%, 8/13/27 ............................... 1,000 1,003
New York (0.0%):(c)
City of New York, GO, Series H-1, 4.19%, 2/1/28 ................................ 515 513
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 1,410 1,413
Texas (0.1%):
San Antonio Education Facilities Corp. Revenue
2.19%, 4/1/27 ..................................................... 525 511
3.15%, 4/1/37, Continuously Callable @100 ............................... 1,800 1,337
1,848
Total Municipal Bonds (Cost $27,718)
a
a
a
27,709
U.S. Government Agency Mortgages (0.5%)
CoBank ACB
Series I, 6.25% (TSFR3M+466bps)(d)(g) .................................. 8,703 8,700
Federal Home Loan Mortgage Corporation
5.88% (RFUCCT1Y+163bps), 4/1/35(d) .................................. 78 79
5.50%, 10/1/38 .................................................... 937 948
1,027
Federal National Mortgage Association
2.50%, 4/1/27 - 8/1/27 ............................................... 594 588
1.50%, 3/1/37 ..................................................... 2,557 2,263
4.50%, 11/1/40 ..................................................... 2,250 2,199
5,050
Total U.S. Government Agency Mortgages (Cost $14,828)
a
a
a
14,777

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Treasury Obligations (9.9%)
U.S. Treasury Notes
0.50%, 8/31/27 .................................................... $ 18,000 $ 17,309
4.13%, 11/15/27 .................................................... 22,000 21,972
4.00%, 6/30/28 .................................................... 40,000 39,800
3.75%, 12/31/28 .................................................... 21,000 20,731
1.63%, 8/15/29 .................................................... 50,000 46,219
4.13%, 8/31/30 .................................................... 55,000 54,437
4.00%, 1/31/31 .................................................... 56,000 55,055
3.88%, 4/30/31 .................................................... 22,500 21,981
Total U.S. Treasury Obligations (Cost $277,259)
a
a
a
277,504
Commercial Paper (2.7%)
Communication Services (0.5%):
Videotron Ltd., 4.28%, 8/5/26(a)(i) .......................................... 13,000 12,992
Consumer Discretionary (0.8%):
Genuine Parts Co.
4.28%, 8/10/26(a)(i) ................................................. 3,700 3,696
4.37%, 8/18/26(a)(i) ................................................. 3,200 3,193
4.39%, 8/19/26(a)(i) ................................................. 10,000 9,977
4.43%, 8/24/26(a)(i) ................................................. 5,000 4,985
4.43%, 8/26/26(a)(i) ................................................. 1,000 997
22,848
Consumer Staples (0.2%):
Keurig Dr Pepper, Inc., 4.23%, 8/19/26(a)(i) .................................... 5,000 4,989
Energy (0.1%):
Antero Resources Corp., 49.15%, 8/3/26(a)(i) ................................... 3,850 3,834
Financials (0.7%):
Global Payments, Inc.
4.11%, 8/3/26(a)(i) .................................................. 3,000 2,999
4.15%, 8/7/26(a)(i) .................................................. 8,000 7,993
Stellantis Financial Services US Corp.
4.41%, 8/18/26(a)(i) ................................................. 5,200 5,189
4.44%, 8/21/26(a)(i) ................................................. 5,000 4,987
21,168
Information Technology (0.4%):
Arrow Electronics, Inc., 3.96%, 8/3/26(a)(i) .................................... 10,000 9,997
Total Commercial Paper (Cost $75,851)
a
a
a
75,828
Shares
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.57%(j) ........ 3,970,699 3,970
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.60%(j) ............ 3,970,699 3,971
Invesco Government & Agency Portfolio, Institutional Shares, 3.66%(j) ................ 3,970,699 3,971
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.59%(j) . 3,970,699 3,971
Total Collateral for Securities Loaned (Cost $15,883)
a
a
a
15,883
Total Investments (Cost $2,815,209) — 100.2% 2,816,598
Liabilities in excess of other assets —  (0.2)% (5,988)
NET ASSETS - 100.00% $ 2,810,610
At July 31, 2026, the Fund's investments in foreign securities were 10.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2026, the fair value of these securities was
$1,396,193 (thousands) and amounted to 49.7% of net assets.
(b) Security is interest only.
(c) Amount represents less than 0.05% of net assets.
(d) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2026.
(e) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2026.

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
(f) All or a portion of this security is on loan.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Put Bond.
(i) Rate represents the effective yield at July 31, 2026.
(j) Rate disclosed is the daily yield on July 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2026.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
REMIC
—
Real Estate Mortgage Investment Conduits
RFUCCT1Y
—
Refinitiv USD Interbank Offered Rate Customer Cash Fallbacks Term 1 Year, rate disclosed as of July 31, 2026
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of July 31, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of July 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of July 31, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of July 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of July 31, 2026.
US0003M
—
3 Month U.S. Dollar London Interbank Offered Rate, rate disclosed as of July 31, 2026, based on the last reset date of the security.
US0006M
—
6 Month U.S. Dollar London Interbank Offered Rate, rate disclosed as of July 31, 2026, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of July 31, 2026.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of July 31, 2026.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (17.3%)
ABS Auto (8.2%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A , Class B , 4 .99% , 3/25/30 , Callable 5/25/28 @ 100 (a) .............. $ 961 $ 962
Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 5/25/28 @ 100 (a) .............. 1,081 1,079
Series 2025-1A , Class D , 5 .68% , 3/25/33 , Callable 5/25/28 @ 100 (a) .............. 749 754
Ally Bank ............................................................
Series 2026-A , Class C , 4 .86% , 3/15/34 , Callable 4/15/29 @ 100 (a) ............... 2,768 2,759
Series 2026-A , Class D , 5 .25% , 3/15/34 , Callable 4/15/29 @ 100 (a) ............... 2,902 2,900
Series 2026-A , Class E , 6 .37% , 3/15/34 , Callable 4/15/29 @ 100 (a) ............... 1,786 1,772
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable 4/15/28 @ 100 (a) ............... 1,287 1,291
Series 2025-A , Class C , 4 .84% , 6/15/33 , Callable 10/15/28 @ 100 (a) .............. 1,868 1,867
Series 2025-A , Class D , 4 .99% , 6/15/33 , Callable 10/15/28 @ 100 (a) .............. 1,905 1,903
Series 2025-B , Class C , 4 .70% , 9/15/33 , Callable 10/15/28 @ 100 (a) .............. 2,928 2,915
American Heritage Auto Receivables Issuer Trust , Series 2026-1A , Class A4 , 4 .79% , 12/15/31 ,
Callable 6/15/30 @ 100 (a) ............................................ 1,412 1,408
American Heritage Auto Receivables Trust .....................................
Series 2024-1A , Class B , 5 .32% , 9/16/30 , Callable 7/15/28 @ 100 (a) .............. 1,105 1,110
Series 2024-1A , Class C , 5 .63% , 12/16/30 , Callable 7/15/28 @ 100 (a) ............. 1,351 1,357
Series 2024-1A , Class D , 6 .34% , 1/18/33 , Callable 7/15/28 @ 100 (a) .............. 1,155 1,175
ARI Fleet Lease Trust ....................................................
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 10/15/27 @ 100 (a) ............. 751 755
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 10/15/27 @ 100 (a) ............. 78 79
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 10/15/27 @ 100 (a) .............. 748 756
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 10/15/27 @ 100 (a) .............. 1,246 1,258
Series 2026-B , Class C , 4 .90% , 2/15/35 , Callable 9/15/29 @ 100 (a) ............... 1,785 1,765
AutoNation Finance Trust .................................................
Series 2025-1A , Class C , 5 .19% , 12/10/30 , Callable 7/10/28 @ 100 (a) ............. 1,524 1,532
Series 2025-1A , Class D , 5 .63% , 9/10/32 , Callable 7/10/28 @ 100 (a) .............. 2,613 2,626
Series 2026-1A , Class C , 4 .56% , 10/14/31 , Callable 2/11/29 @ 100 (a) ............. 2,377 2,339
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2023-2A , Class D , 7 .26% , 10/20/27 (a) ............................... 493 493
Series 2023-3A , Class C , 7 .05% , 2/22/28 (a) ................................ 8,750 8,810
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 10,272 10,358
Series 2023-6A , Class B , 6 .40% , 12/20/29 , Callable 12/20/28 @ 100 (a) ............ 2,811 2,875
Series 2023-6A , Class C , 7 .03% , 12/20/29 , Callable 12/20/28 @ 100 (a) ............ 3,749 3,852
Series 2026-2A , Class C , 5 .44% , 8/20/32 , Callable 8/20/31 @ 100 (a) .............. 930 908
BofA Auto Trust , Series 2024-1A , Class A3 , 5 .35% , 11/15/28 , Callable 5/15/27 @ 100 (a) ... 8 8
CarMax Auto Owner Trust ................................................
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 9/15/26 @ 100 ................. 2,716 2,721
Series 2023-2 , Class B , 5 .18% , 11/15/28 , Callable 5/15/27 @ 100 ................ 3,250 3,268
Series 2024-3 , Class D , 5 .67% , 1/15/31 , Callable 6/15/28 @ 100 ................. 1,822 1,833
Carvana Auto Receivables Trust ............................................
Series 2021-N1 , Class D , 1 .50% , 1/10/28 , Callable 8/10/26 @ 100 ................ 98 98
Series 2021-N2 , Class D , 1 .27% , 3/10/28 , Callable 5/10/27 @ 100 ................ 164 162
Series 2021-N4 , Class D , 2 .30% , 9/11/28 , Callable 11/10/27 @ 100 ............... 87 86
Series 2021-P2 , Class C , 1 .60% , 6/10/27 , Callable 1/10/27 @ 100 ................ 3,431 3,425
Chase Auto Credit Linked Notes ............................................
Series 2026-1 , Class C , 5 .09% , 7/25/34 , Callable 7/25/30 @ 100 (a) ............... 1,229 1,229
Series 2026-1 , Class D , 5 .28% , 7/25/34 , Callable 7/25/30 @ 100 (a) ............... 463 463
Chase Auto Owner Trust ..................................................
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 12/25/27 @ 100 (a) ............. 2,742 2,780
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 2/25/28 @ 100 (a) .............. 2,175 2,218
Series 2024-3A , Class B , 5 .28% , 1/25/30 , Callable 2/25/28 @ 100 (a) .............. 2,776 2,805
Series 2024-3A , Class C , 5 .41% , 2/28/30 , Callable 2/25/28 @ 100 (a) .............. 3,671 3,712
Series 2024-4A , Class C , 5 .46% , 7/25/30 , Callable 2/25/28 @ 100 (a) .............. 2,716 2,749
Series 2024-4A , Class D , 5 .79% , 11/25/31 , Callable 2/25/28 @ 100 (a) .............. 2,535 2,566
Series 2024-5A , Class C , 4 .62% , 8/26/30 , Callable 3/25/28 @ 100 (a) .............. 3,616 3,597
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 3/25/28 @ 100 (a) .............. 1,610 1,599
Series 2025-1A , Class D , 5 .24% , 11/26/32 , Callable 11/25/28 @ 100 (a) ............ 3,170 3,154
Series 2025-2A , Class C , 4 .53% , 4/25/31 , Callable 3/25/29 @ 100 (a) .............. 1,865 1,834
Series 2026-1A , Class C , 5 .11% , 6/25/32 , Callable 12/25/29 @ 100 (a) ............. 1,740 1,732

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2026-1A , Class D , 5 .56% , 9/26/33 , Callable 12/25/29 @ 100 (a) ............. $ 1,250 $ 1,237
Chesapeake Funding II LLC ...............................................
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 8/15/26 @ 100 (a) ............. 1,858 1,859
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 8/15/26 @ 100 (a) ............. 2,874 2,876
Series 2024-1A , Class B , 5 .44% , 5/15/36 , Callable 5/15/27 @ 100 (a) .............. 2,545 2,553
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 5/15/27 @ 100 (a) .............. 2,200 2,208
Chesapeake IV Funding DAC , Series 2026-1A , Class C , 4 .96% , 2/15/35 (a) ............. 1,030 1,021
Corporate One Auto Receivables Trust ........................................
Series 2026-1A , Class C , 4 .84% , 4/15/31 , Callable 6/15/29 @ 100 (a) .............. 781 768
Series 2026-1A , Class D , 5 .48% , 7/15/34 , Callable 6/15/29 @ 100 (a) .............. 548 543
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 10/15/26 @ 100 (a) ............. 1,308 1,315
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 3,840 3,861
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 4/15/27 @ 100 (a) ............. 2,215 2,224
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 4/15/27 @ 100 (a) ............. 4,691 4,761
Series 2023-5A , Class A , 6 .13% , 12/15/33 , Callable 6/15/27 @ 100 (a) ............. 1,243 1,246
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 6/15/27 @ 100 (a) .............. 5,730 5,831
Series 2024-1A , Class C , 6 .71% , 7/17/34 , Callable 5/15/27 @ 100 (a) .............. 3,207 3,246
Series 2026-1A , Class C , 5 .28% , 8/15/36 , Callable 1/15/30 @ 100 (a) .............. 1,780 1,757
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 9/15/28 @ 100 (a) ............ 1,436 1,452
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 9/15/28 @ 100 (a) .............. 770 787
Enterprise Fleet Financing LLC .............................................
Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 8/20/26 @ 100 (a) .............. 247 247
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 8/20/26 @ 100 (a) ............. 1,932 1,934
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 1 1
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 5/20/27 @ 100 (a) .............. 2,349 2,391
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 6/20/27 @ 100 (a) .............. 3 3
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 3,291 3,347
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 3/15/28 @ 100 (a) ............. 597 604
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 10/15/28 @ 100 (a) ............. 1,374 1,381
Series 2025-1A , Class C , 5 .61% , 12/15/31 , Callable 10/15/28 @ 100 (a) ............ 1,212 1,217
Series 2026-1A , Class C , 4 .69% , 10/15/32 , Callable 10/15/29 @ 100 (a) ............ 1,580 1,535
Ford Credit Auto Owner Trust ..............................................
Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 2,250 2,236
Series 2021-2 , Class D , 2 .60% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 500 496
Series 2022-1 , Class C , 4 .67% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 2,000 2,000
Series 2022-1 , Class D , 5 .16% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 2,457 2,454
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 4,111 4,145
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 10,250 10,340
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 10,940 11,055
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 4,925 5,028
Series 2023-2 , Class C , 6 .16% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 3,710 3,782
Series 2023-2 , Class D , 6 .60% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 1,881 1,914
GECU Auto Receivables Trust , Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 6/15/28 @
100 (a) ........................................................... 1,185 1,206
GLS Auto Receivables Issuer Trust , Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 3/15/28
@ 100 (a) ......................................................... 3,394 3,431
GLS Auto Select Receivables Trust ..........................................
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 11/15/28 @ 100 (a) ............. 1,381 1,398
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 6/15/29 @ 100 (a) ............. 2,266 2,255
GM Financial Revolving Receivables Trust , Series 2021-1 , Class C , 1 .67% , 6/12/34 , Callable
9/11/26 @ 100 (a) ................................................... 1,388 1,384
GMF Floorplan Owner Revolving Trust , Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ...... 2,259 2,276
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 1/15/28 @ 100 (a) .............. 982 990
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 1/15/28 @ 100 (a) .............. 940 959
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 5/15/27 @ 100 (a) ............... 3,276 3,294
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 5/15/27 @ 100 (a) .............. 2,457 2,475
Hertz Vehicle Financing III LLC ............................................
Series 2023-2A , Class B , 6 .49% , 9/25/29 (a) ................................ 3,038 3,077

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-2A , Class C , 7 .13% , 9/25/29 (a) ................................ $ 1,075 $ 1,090
Series 2023-3A , Class A , 5 .94% , 2/25/28 (a) ................................ 2,875 2,889
Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ................................ 1,112 1,116
Hertz Vehicle Financing III LP , Series 2021-2A , Class C , 2 .52% , 12/27/27 (a) ............ 1,528 1,517
Hertz Vehicle Financing LLC ..............................................
Series 2022-2A , Class A , 2 .33% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,750 3,691
Series 2022-2A , Class B , 2 .65% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 2,480 2,433
Series 2022-2A , Class C , 2 .95% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 3,500 3,431
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class B1 , 6 .15% , 5/20/32 , Callable 11/20/27 @ 100 (a) ............. 819 825
Series 2024-2 , Class B1 , 5 .44% , 10/20/32 , Callable 3/20/28 @ 100 (a) ............. 2,805 2,819
Series 2025-2 , Class B2 , 4 .82% ( SOFR30A + 120 bps ) , 9/20/33 , Callable 4/20/29 @
100 (a) (b) ......................................................... 1,203 1,197
Hyundai Auto Receivables Trust , Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 9/15/28 @
100 ............................................................. 1,265 1,263
LAD Auto Receivables Trust ...............................................
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 5/15/27 @ 100 (a) .............. 1,262 1,267
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 7/15/27 @ 100 (a) .............. 4,134 4,141
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 7/15/27 @ 100 (a) .............. 1,698 1,710
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 9/15/27 @ 100 (a) .............. 1,085 1,085
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 9/15/27 @ 100 (a) ............. 3,794 3,851
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 1/15/28 @ 100 (a) ............. 2,784 2,796
Series 2023-4A , Class C , 6 .76% , 3/15/29 , Callable 1/15/28 @ 100 (a) .............. 3,288 3,334
Series 2023-4A , Class D , 7 .37% , 4/15/31 , Callable 1/15/28 @ 100 (a) .............. 4,696 4,804
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 1/15/28 @ 100 (a) .............. 2,888 2,917
Series 2024-2A , Class B , 5 .50% , 7/16/29 , Callable 5/15/28 @ 100 (a) .............. 2,716 2,738
Series 2024-2A , Class C , 5 .66% , 10/15/29 , Callable 5/15/28 @ 100 (a) ............. 2,716 2,746
Series 2024-2A , Class D , 6 .37% , 10/15/31 , Callable 5/15/28 @ 100 (a) ............. 2,218 2,256
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 5/15/28 @ 100 (a) .............. 2,556 2,539
Series 2025-2A , Class C , 4 .70% , 8/16/32 , Callable 4/15/29 @ 100 (a) .............. 2,406 2,375
Series 2026-1A , Class C , 4 .42% , 8/15/33 , Callable 8/15/29 @ 100 (a) .............. 2,583 2,506
Merchants Fleet Funding LLC ..............................................
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 12/20/26 @ 100 (a) ............. 1,941 1,947
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 12/20/26 @ 100 (a) ............. 5,014 5,047
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 12/20/26 @ 100 (a) ............. 7,372 7,404
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 12/20/26 @ 100 (a) ............. 1,358 1,367
Series 2025-1A , Class B , 4 .91% , 1/20/39 , Callable 8/20/29 @ 100 (a) .............. 1,037 1,023
Navistar Financial Dealer Note Master Owner Trust II , Series 2025-1 , Class C , 4 .72% ,
9/25/30 (a) ........................................................ 1,147 1,146
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 1/15/28 @ 100 (a) ............. 3,145 3,174
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 1/15/28 @ 100 (a) ............. 5,171 5,367
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 9/15/29 @ 100 (a) .............. 2,907 2,895
Series 2025-1A , Class C , 5 .20% , 10/15/31 , Callable 9/15/29 @ 100 (a) ............. 2,969 2,949
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 8/10/26 @
100 (a) ........................................................... 474 471
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 3,162 3,164
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-B , Class B , 5 .64% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 996 1,002
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 421 424
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 1,958 1,980
Series 2024-B , Class B , 4 .97% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 2,773 2,779
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 2,860 2,868
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 3,297 3,310
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 1,971 1,975
Series 2025-A , Class D , 5 .15% , 1/16/34 , Callable 7/15/29 @ 100 (a) ............... 2,740 2,737
Series 2026-A , Class C , 4 .95% , 7/17/34 , Callable 7/15/30 @ 100 (a) ............... 1,036 1,030
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 4/20/27 @ 100 (a) 76 76
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 9/15/28 @ 100 (a) ............... 2,749 2,765
Series 2025-SF1 , Class D , 5 .34% , 9/15/31 , Callable 7/15/29 @ 100 (a) ............. 1,718 1,721

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ $ 1,199 $ 1,217
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 11/15/27 @ 100 (a) ............. 6,570 6,690
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 11/15/27 @ 100 (a) ............ 3,459 3,557
Series 2024-1A , Class C , 5 .62% , 12/16/30 , Callable 4/15/28 @ 100 (a) ............. 2,716 2,732
Series 2025-1A , Class C , 5 .08% , 2/17/32 , Callable 6/15/29 @ 100 (a) .............. 2,681 2,651
Series 2026-1A , Class C , 5 .14% , 9/15/32 , Callable 3/15/30 @ 100 (a) .............. 24 24
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 2/25/28 @ 100 (a) ............... 631 633
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 2/25/28 @ 100 (a) ............... 746 749
Series 2025-B , Class D , 5 .46% , 12/29/32 , Callable 6/25/28 @ 100 (a) .............. 1,197 1,206
Series 2026-A , Class D , 4 .87% , 3/25/33 , Callable 7/25/29 @ 100 (a) ............... 1,555 1,553
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 10/20/27 @ 100 (a) ............. 2,541 2,577
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 1/20/28 @ 100 (a) .............. 1,841 1,859
Series 2026-1A , Class C , 4 .46% , 11/21/33 , Callable 2/20/30 @ 100 (a) ............. 2,169 2,115
Series 2026-2A , Class C , 4 .99% , 7/20/34 , Callable 8/20/30 @ 100 (a) .............. 2,000 1,986
Stellantis Financial Underwritten Enhanced Lease Trust ...........................
Series 2026-BA , Class B , 4 .75% , 7/20/30 , Callable 5/20/29 @ 100 (a) ............. 2,083 2,072
Series 2026-BA , Class C , 5 .04% , 3/20/31 , Callable 5/20/29 @ 100 (a) ............. 2,390 2,384
Tesla Electric Vehicle Trust , Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 7/20/27 @
100 (a) ........................................................... 2,900 2,935
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class C , 5 .09% , 6/20/29 ,
Callable 12/20/27 @ 100 (a) ........................................... 854 843
Truist Bank Auto Credit-Linked Notes ........................................
Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable 4/25/28 @ 100 (a) ............... 2,096 2,090
Series 2026-1 , Class B , 5 .07% , 6/26/34 , Callable 4/25/30 @ 100 (a) ............... 4,577 4,568
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 514 516
USB Auto Owner Trust ...................................................
Series 2025-1A , Class C , 4 .96% , 3/17/31 , Callable 6/15/28 @ 100 (a) .............. 1,857 1,857
Series 2025-1A , Class D , 5 .40% , 12/15/32 , Callable 6/15/28 @ 100 (a) ............. 729 730
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 10/15/27 @ 100 (a) ............. 2,509 2,535
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 10/15/27 @ 100 (a) ............. 3,280 3,326
Western Funding Auto Loan Trust , Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ........... 2,391 2,369
Westlake Automobile Receivables Trust , Series 2026-P2 , Class D , 5 .35% , 9/15/33 , Callable
11/15/29 @ 100 (a) .................................................. 590 588
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 285 285
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 2,819 2,851
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 3,036 3,078
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 3,425 3,481
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 4,009 4,047
Series 2024-2A , Class A1 , 4 .87% , 6/21/39 (a) ............................... 2,504 2,513
Series 2024-2A , Class C , 4 .89% , 6/21/39 (a) ................................ 4,524 4,520
Series 2024-3A , Class B , 5 .07% , 9/19/39 (a) ................................ 3,366 3,371
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ 3,655 3,664
Series 2025-2A , Class C , 4 .86% , 5/18/40 (a) ................................ 2,370 2,350
430,576
ABS Card (1.2%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 107 109
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 18 18
Capital One Multi-Asset Execution Trust , Series 2026-A2 , Class A , 5 .11% , 7/15/38 , Callable
7/15/36 @ 100 ..................................................... 7,110 7,053
CARDS II Trust , Series 2025-1A , Class C , 5 .42% , 3/15/31 (a) ....................... 3,650 3,635
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class B , 5 .25% , 10/15/28 (a) ............................. 5,295 5,305
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 3,029 3,031
Series 2025-1A , Class C , 4 .54% , 10/15/29 (a) ............................... 2,295 2,267
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. 6,394 6,428
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 1,992 1,993
Golden Credit Card Trust .................................................
Series 2021-1A , Class B , 1 .44% , 8/15/28 (a) ................................ 4,500 4,496

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................................ $ 2,233 $ 2,231
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 1,719 1,698
Master Credit Card Trust II ................................................
Series 2023-4A , Class B , 6 .56% , 10/21/32 (a) ............................... 1,646 1,730
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 4,190 4,443
Synchrony Card Issuance Trust , Series 2025-A1 , Class A , 4 .78% , 2/15/31 .............. 27 27
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 10,200 10,134
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 1,053 1,059
Series 2023-2A , Class B , 5 .35% , 3/26/33 (a) ................................ 2,900 2,885
Series 2023-2A , Class C , 6 .32% , 3/26/33 (a) ................................ 2,702 2,741
Series 2025-1A , Class C , 4 .70% , 9/26/30 (a) ................................ 2,264 2,242
63,525
ABS Other (7.8%):
AMSR Trust ..........................................................
Series 2021-SFR1 , Class C , 2 .35% , 6/17/38 (a) (c) ............................ 1,800 1,700
Series 2021-SFR1 , Class D , 2 .60% , 6/17/38 (a) (c) ............................ 1,500 1,411
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 1,998 2,021
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 563 574
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 1,638 1,652
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 2,616 2,630
Amur Equipment Finance Receivables XIV LLC , Series 2024-2A , Class C , 5 .38% , 7/21/31 ,
Callable 8/20/28 @ 100 (a) ............................................ 4,527 4,530
Amur Equipment Finance Receivables XV LLC , Series 2025-1A , Class C , 5 .39% , 1/20/32 ,
Callable 6/20/29 @ 100 (a) ............................................ 2,636 2,635
Amur Equipment Finance Receivables XVI LLC , Series 2026-1A , Class C , 5 .38% , 11/21/33 ,
Callable 11/20/30 @ 100 (a) ........................................... 1,900 1,894
Ansley Park Capital LLC .................................................
Series 2025-A , Class B , 4 .60% , 4/20/35 , Callable 10/20/30 @ 100 (a) .............. 2,260 2,219
Series 2025-A , Class C , 4 .82% , 4/20/35 , Callable 10/20/30 @ 100 (a) .............. 1,506 1,471
Series 2025-A , Class D , 5 .33% , 4/20/35 , Callable 10/20/30 @ 100 (a) .............. 1,506 1,471
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 1/15/28 @ 100 (a) .............. 1,890 1,913
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 1/15/28 @ 100 (a) ............. 1,337 1,359
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 1/15/28 @ 100 (a) ............. 1,018 1,044
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 2/15/29 @ 100 (a) .............. 1,666 1,690
Series 2026-1A , Class B , 5 .34% , 8/15/36 , Callable 8/15/31 @ 100 (a) .............. 1,110 1,108
Series 2026-1A , Class C , 5 .75% , 8/15/36 , Callable 8/15/31 @ 100 (a) .............. 582 581
Series 2026-1A , Class D , 6 .38% , 8/15/36 , Callable 8/15/31 @ 100 (a) .............. 267 266
Barings Equipment Finance LLC ............................................
Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 5/13/31 @ 100 (a) .............. 3,969 3,996
Series 2025-B , Class A4 , 4 .29% , 9/13/50 , Callable 6/13/31 @ 100 (a) .............. 2,286 2,240
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 6/15/27 @ 100 (a) .............. 1,615 1,622
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 6/15/27 @ 100 (a) .............. 836 841
Capital Automotive REIT , Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @
100 (a) ........................................................... 3,179 3,043
Capteris Equipment Finance LLC ...........................................
Series 2026-1A , Class C , 5 .18% , 9/20/33 , Callable 8/20/30 @ 100 (a) .............. 2,133 2,092
Series 2026-1A , Class D , 5 .57% , 9/20/33 , Callable 8/20/30 @ 100 (a) .............. 2,133 2,093
CARS-DB5 LP , Series 2021-1A , Class A2 , 2 .28% , 8/15/51 , Callable 8/15/28 @ 100 (a) ..... 2,068 1,763
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 3,070 3,073
CCG Receivables Trust ...................................................
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 10/14/26 @ 100 (a) .............. 2,493 2,503
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 9/14/27 @ 100 (a) ............... 1,424 1,456
Series 2025-1 , Class C , 4 .89% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 1,212 1,207
Series 2025-1 , Class D , 5 .28% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 450 449
Series 2025-2 , Class D , 5 .08% , 8/15/34 , Callable 10/14/29 @ 100 (a) .............. 2,172 2,135
Series 2026-1 , Class C , 5 .17% , 1/17/34 , Callable 2/14/30 @ 100 (a) ............... 1,651 1,640
CF Hippolyta Issuer LLC .................................................
Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................................ 597 492

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-1A , Class B1 , 1 .98% , 3/15/61 (a) ............................... $ 1,885 $ 1,106
Clarus Capital Funding LLC ...............................................
Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 2/20/28 @ 100 (a) .............. 925 921
Series 2026-1A , Class C , 5 .21% , 11/20/34 , Callable 11/20/29 @ 100 (a) ............ 611 604
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 6,182 6,121
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC , Series 2025-1A , Class
A2 , 6 .00% , 5/20/55 , Callable 5/20/28 @ 100 (a) ............................. 935 942
Crossroads Asset Trust , Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 11/20/28 @ 100 (a) 613 613
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 4,218 4,067
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 3,893 3,899
DB Master Finance LLC , Series 2021-1A , Class A2II , 2 .49% , 11/20/51 , Callable 8/20/26 @
100 (a) ........................................................... 7,432 6,983
Dell Equipment Finance Trust ..............................................
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 12/22/26 @ 100 (a) .............. 1,237 1,243
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 12/22/26 @ 100 (a) .............. 1,250 1,258
Series 2025-1 , Class D , 5 .64% , 8/22/31 , Callable 11/22/27 @ 100 (a) .............. 925 933
Series 2025-2 , Class D , 4 .83% , 3/22/32 , Callable 6/22/28 @ 100 (a) ............... 3,873 3,843
Series 2026-1A , Class D , 5 .19% , 11/22/32 , Callable 12/22/28 @ 100 (a) ............ 1,944 1,930
Dext ABS LLC ........................................................
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 4/15/27 @ 100 (a) ............... 8,330 8,386
Series 2023-2 , Class C , 6 .93% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 3,476 3,525
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 1,566 1,628
Series 2025-2 , Class C , 4 .89% , 4/15/36 , Callable 2/15/30 @ 100 (a) ............... 3,366 3,290
Series 2025-2 , Class D , 5 .45% , 10/15/36 , Callable 2/15/30 @ 100 (a) .............. 1,978 1,941
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A , Class B , 2 .36% , 4/15/49 , Callable 8/20/26 @ 100 (a) .............. 6,000 5,937
Series 2021-1A , Class C , 3 .48% , 4/15/49 , Callable 8/20/26 @ 100 (a) .............. 4,650 4,606
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 8/20/26 @ 100 (a) . 5,969 5,833
DLLAA LLC , Series 2025-1A , Class A4 , 5 .08% , 4/20/33 , Callable 3/20/29 @ 100 (a) ...... 203 205
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 1/20/29 @ 100 (a) ...... 36 37
DLLMT LLC ..........................................................
Series 2024-1A , Class A3 , 4 .84% , 8/21/28 , Callable 4/20/28 @ 100 (a) ............. 12 12
Series 2026-1A , Class A4 , 4 .36% , 9/20/33 , Callable 11/20/29 @ 100 (a) ............ 878 867
FirstKey Homes Trust ....................................................
Series 2021-SFR2 , Class C , 1 .71% , 9/17/38 (a) (c) ............................ 6,512 6,483
Series 2021-SFR2 , Class D , 2 .06% , 9/17/38 (a) (c) ............................ 4,500 4,480
Series 2021-SFR3 , Class A , 2 .14% , 12/17/38 (a) (c) ........................... 2,306 2,283
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2024-2 , Class B , 5 .56% , 4/15/31 (a) ................................. 3,174 3,221
Series 2024-4 , Class B , 4 .61% , 9/15/31 (a) ................................. 6,005 5,990
FRTKL , Series 2021-SFR1 , Class D , 2 .17% , 9/17/38 (a) (c) ......................... 1,500 1,493
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 2/20/29 @ 100 (a) .............. 749 750
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 2/20/29 @ 100 (a) .............. 1,411 1,419
Series 2023-1A , Class E , 7 .00% , 6/20/35 , Callable 2/20/29 @ 100 (a) .............. 1,176 1,176
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 910 917
Series 2025-1 , Class C , 5 .01% , 1/18/33 , Callable 5/15/29 @ 100 (a) ............... 3,430 3,410
Series 2026-1 , Class C , 5 .44% , 5/15/34 , Callable 10/15/30 @ 100 (a) .............. 1,601 1,599
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 2/20/27 @ 100 (a) .............. 1,005 1,010
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 2,259 2,274
Series 2024-2A , Class B , 5 .35% , 10/20/31 , Callable 1/20/28 @ 100 (a) ............. 3,621 3,633
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 1/20/28 @ 100 (a) .............. 1,940 1,959
Series 2025-1A , Class C , 4 .79% , 9/20/32 , Callable 4/20/29 @ 100 (a) .............. 1,978 1,965
Series 2025-1A , Class D , 4 .99% , 3/21/33 , Callable 4/20/29 @ 100 (a) .............. 4,770 4,723
Series 2025-2A , Class D , 4 .77% , 5/20/33 , Callable 6/20/29 @ 100 (a) .............. 2,430 2,387
Iskandar Enterprise LLC , Series 2026-1A , Class A23 , 5 .54% , 4/17/56 , Callable 4/15/29 @
100 (a) ........................................................... 1,070 1,049
Kubota Credit Owner Trust ................................................
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @ 100 (a) ............. 5 5

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-1A , Class A4 , 4 .87% , 7/15/30 , Callable 1/15/29 @ 100 (a) ............. $ 63 $ 63
Series 2026-2A , Class A4 , 4 .70% , 12/15/31 , Callable 4/15/30 @ 100 (a) ............ 1,039 1,037
Lightpath Fiber Issuer LLC ................................................
Series 2026-1A , Class A2 , 5 .60% , 3/25/56 , Callable 9/25/29 @ 100 (a) ............. 3,447 3,414
Series 2026-1A , Class B , 5 .89% , 3/25/56 , Callable 9/25/29 @ 100 (a) .............. 3,628 3,552
Lyra Music Assets Delaware LP , Series 2025-1A , Class A2 , 5 .60% , 9/20/65 , Callable 12/20/27
@ 100 (a) ......................................................... 4,631 4,638
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A3 , 5 .74% , 7/15/30 , Callable 7/15/27 @ 100 (a) ............. 195 195
Series 2025-1A , Class A4 , 4 .91% , 3/16/32 , Callable 4/16/29 @ 100 (a) ............. 1,804 1,810
M&T Equipment LLC , Series 2026-1A , Class A4 , 4 .91% , 7/18/33 , Callable 4/17/30 @ 100 (a) 534 534
MMAF Equipment Finance LLC ............................................
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 48 49
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 10/13/30 @ 100 (a) ............. 73 73
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 7/15/28 @ 100 (a) ... 1,257 1,262
MVW LLC , Series 2021-1WA , Class B , 1 .44% , 1/22/41 , Callable 1/20/27 @ 100 (a) ....... 175 170
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 8/20/26 @ 100 (a) ............. 6,097 4,939
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 8/20/26 @ 100 (a) ............. 1,832 1,064
NMEF Funding LLC ....................................................
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 7/15/27 @ 100 (a) ............... 1,002 1,006
Series 2023-A , Class C , 8 .04% , 6/17/30 , Callable 7/15/27 @ 100 (a) ............... 3,049 3,107
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 3/15/28 @ 100 (a) ............. 1,363 1,367
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 3/15/28 @ 100 (a) .............. 3,217 3,208
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 8/15/28 @ 100 (a) ............... 2,860 2,863
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 8/15/28 @ 100 (a) ............... 4,003 4,014
Series 2026-A , Class B , 4 .48% , 2/15/34 , Callable 1/15/30 @ 100 (a) ............... 2,175 2,133
NP SPE X LP ..........................................................
Series 2019-2A , Class A2 , 3 .10% , 11/19/49 (a) .............................. 1,241 1,100
Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) .............................. 2,035 1,664
Oaktree ABF Equipment ST LLC , Series 2026-1A , Class C , 5 .31% , 10/17/33 , Callable 8/15/28
@ 100 (a) ......................................................... 546 542
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 8/14/26
@ 100 (a) ......................................................... 2,189 2,193
PEAC Solutions Receivables LLC ...........................................
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 9/20/28 @ 100 (a) ............. 3,629 3,647
Series 2025-1A , Class B , 5 .20% , 7/20/32 , Callable 9/20/28 @ 100 (a) .............. 3,315 3,329
Series 2025-1A , Class C , 5 .49% , 7/20/32 , Callable 9/20/28 @ 100 (a) .............. 2,601 2,608
Series 2026-1A , Class C , 4 .89% , 7/20/33 , Callable 7/20/29 @ 100 (a) .............. 5,143 5,079
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 3/15/27 @ 100 (a) ............. 1,139 1,143
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 3/15/27 @ 100 (a) ............. 461 465
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 7/15/28 @ 100 (a) .............. 948 951
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 7/15/28 @ 100 (a) .............. 2,254 2,247
Progress Residential Trust , Series 2021-SFR7 , Class B , 1 .94% , 8/17/40 (a) (c) ............ 3,250 3,043
QTS Issuer ABS LLC , Series 2026-7A , Class A23 , 6 .22% , 7/5/56 , Callable 7/5/30 @ 100 (a) . 3,000 2,943
Retained Vantage Data Centers Issuer LLC .....................................
Series 2024-1A , Class A2 , 4 .99% , 9/15/49 , Callable 9/15/27 @ 100 (a) ............. 5,195 5,065
Series 2024-1A , Class B , 5 .78% , 9/15/49 , Callable 9/15/27 @ 100 (a) .............. 1,400 1,360
SCF Equipment Leasing LLC ..............................................
Series 2023-1A , Class A3 , 6 .17% , 5/20/32 , Callable 8/20/29 @ 100 (a) ............. 413 414
Series 2024-1A , Class D , 6 .58% , 6/21/33 , Callable 11/20/29 @ 100 (a) ............. 3,522 3,596
SCF Equipment Trust LLC ................................................
Series 2025-1A , Class B , 5 .23% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 5,955 5,964
Series 2025-1A , Class C , 5 .37% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 4,440 4,413
Series 2025-1A , Class D , 5 .88% , 11/20/35 , Callable 9/20/31 @ 100 (a) ............. 3,001 3,026
Sotheby's Artfi Master Trust , Series 2026-1A , Class B , 4 .90% , 6/20/33 , Callable 12/20/27 @
100 (a) ........................................................... 1,866 1,851
Stack Infrastructure Issuer LLC , Series 2026-1A , Class A2 , 5 .00% , 3/27/56 , Callable 3/25/29
@ 100 (a) ......................................................... 1,762 1,692
Subway Funding LLC , Series 2024-1A , Class A2II , 6 .27% , 7/30/54 , Callable 7/30/28 @ 100 (a) 11,838 11,859
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 4,281 4,149

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Tricon Residential Trust ..................................................
Series 2022-SFR2 , Class B , 5 .24% , 7/17/40 , Callable 7/17/28 @ 100 (a) (c) .......... $ 1,800 $ 1,797
Series 2024-SFR4 , Class A , 4 .30% , 11/17/41 , Callable 11/17/29 @ 100 (a) (c) ........ 2,251 2,188
Trinity Rail Leasing LLC .................................................
Series 2021-1A , Class A , 2 .26% , 7/19/51 , Callable 8/19/26 @ 100 (a) .............. 791 748
Series 2022-1A , Class A , 4 .55% , 5/19/52 , Callable 8/21/26 @ 100 (a) .............. 2,166 2,116
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2 , 5 .88% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............ 4,134 4,154
Series 2025-1A , Class B , 6 .37% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 1,642 1,655
Series 2025-1A , Class C , 9 .02% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 2,000 2,072
Vantage Data Centers LLC ................................................
Series 2020-2A , Class A2 , 1 .99% , 9/15/45 , Callable 8/15/26 @ 100 (a) ............. 9,000 8,664
Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @ 100 (a) ............. 2,389 2,317
VB-S1 Issuer LLC ......................................................
Series 2026-1A , Class C2 , 4 .69% , 3/15/56 , Callable 3/15/29 @ 100 (a) ............. 2,104 2,032
Series 2026-1A , Class D , 5 .19% , 3/15/56 , Callable 3/15/29 @ 100 (a) .............. 1,812 1,752
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2II , 3 .71% , 2/15/57 , Callable 2/15/30 @ 100 (a) ............ 4,500 4,053
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 8/15/26 @ 100 (a) .............. 5,263 5,202
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 8/15/26 @ 100 (a) .............. 7,500 7,391
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 3,151 3,159
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 2,846 2,900
Series 2024-1A , Class F , 8 .87% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 93 95
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 9/12/27 @ 100 (a) ............. 407 411
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 9/12/27 @ 100 (a) .............. 1,077 1,092
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............ 1,323 1,338
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 793 801
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 661 669
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 8/12/28 @ 100 (a) ............. 819 843
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 8/12/29 @ 100 (a) ............. 1,052 1,054
Series 2025-1A , Class C , 5 .57% , 5/12/33 , Callable 8/12/29 @ 100 (a) .............. 2,290 2,282
Series 2025-1A , Class D , 6 .49% , 5/12/33 , Callable 8/12/29 @ 100 (a) .............. 489 495
Verizon Master Trust ....................................................
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 3,866 3,884
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 1,145 1,153
Series 2024-7 , Class C , 4 .84% , 8/20/32 , Callable 8/20/29 @ 100 (a) ............... 6,425 6,385
Series 2024-8 , Class C , 4 .99% , 11/20/30 , Callable 11/20/27 @ 100 ............... 3,113 3,120
Series 2025-10 , Class C , 4 .67% , 10/20/33 , Callable 10/20/30 @ 100 (a) ............ 1,845 1,810
Series 2025-2 , Class C , 5 .34% , 1/20/33 , Callable 1/20/30 @ 100 (a) ............... 7,427 7,484
Series 2026-2 , Class C , 4 .85% , 6/21/32 , Callable 6/20/29 @ 100 ................. 1,700 1,693
Volvo Financial Equipment LLC , Series 2026-1A , Class A4 , 4 .04% , 1/17/33 , Callable 2/15/30
@ 100 (a) ......................................................... 1,439 1,409
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable 9/20/27 @ 100 (a) .............. 1,447 1,459
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 2/20/28 @ 100 (a) .............. 1,189 1,171
Series 2025-1A , Class D , 5 .45% , 9/20/33 , Callable 2/20/28 @ 100 (a) .............. 3,813 3,769
Yamaha Motor Master Trust II , Series 2026-A , Class C , 4 .89% , 4/15/31 , Callable 4/15/29 @
100 (a) ........................................................... 915 910
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 3,481 3,482
Series 2025-1A , Class B , 6 .09% , 3/20/55 , Callable 9/20/28 @ 100 (a) .............. 2,593 2,582
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ 2,560 2,579
Series 2025-2A , Class B , 6 .59% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............. 1,522 1,539
Series 2026-1A , Class B , 6 .04% , 4/20/56 , Callable 10/20/29 @ 100 (a) ............. 2,140 2,116
408,436
Agency ABS Other (0.1%):
SLM Student Loan Trust ..................................................
Series 2003-14 , Class B , 4 .44% ( SOFR90A + 81 bps ) , 10/25/65 , Callable 10/25/26 @
100 (b) ........................................................... 248 241

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2012-6 , Class B , 4 .73% ( SOFR30A + 111 bps ) , 4/27/43 , Callable 5/25/30 @ 100 (b) $ 2,500 $ 2,400
2,641
Total Asset-Backed Securities (Cost $907,889)
a
a
a
905,178
Collateralized Loan Obligations (2.1%)
Cash Flow CLO (2.1%):
720 East CLO I Ltd. .....................................................
Series 2022-1A , Class A2R , 5 .33% ( TSFR3M + 160 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (b) ......................................................... 4,197 4,198
Series 2022-1A , Class BR , 5 .43% ( TSFR3M + 170 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (b) ......................................................... 3,997 4,000
720 East CLO II Ltd. , Series 2023-2A , Class A2R , 5 .20% ( TSFR3M + 145 bps ) , 10/15/38 ,
Callable 10/15/27 @ 100 (a) (b) ......................................... 2,531 2,517
720 East CLO IV Ltd. , Series 2024-1A , Class A2R , 5 .07% ( TSFR3M + 140 bps ) , 7/15/39 ,
Callable 7/15/28 @ 100 (a) (b) .......................................... 1,405 1,405
720 East CLO V Ltd. , Series 2024-2A , Class A2R , 5 .13% ( TSFR3M + 140 bps ) , 7/20/39 ,
Callable 7/20/28 @ 100 (a) (b) .......................................... 1,733 1,733
720 East CLO VII Ltd. , Series 2025-7A , Class A2 , 5 .13% ( TSFR3M + 140 bps ) , 4/20/37 ,
Callable 10/20/26 @ 100 (a) (b) ......................................... 2,587 2,588
720 East CLO X Ltd. , Series 2026-10A , Class A2 ( TSFR3M + 145 bps ) , 10/20/39 (a) (b) ...... 2,763 2,763
AIMCO CLO Ltd. , Series 2022-17A , Class XR , 4 .88% ( TSFR3M + 115 bps ) , 7/20/37 , Callable
10/22/26 @ 100 (a) (b) ................................................ 2,158 2,158
Ballyrock CLO Ltd. , Series 2025-30A , Class A1B , 5 .31% ( TSFR3M + 150 bps ) , 10/25/38 ,
Callable 10/25/27 @ 100 (a) (b) ......................................... 1,900 1,905
Barings CLO Ltd. ......................................................
Series 2025-5A , Class A1 , 5 .02% ( TSFR3M + 127 bps ) , 10/15/38 , Callable 10/15/27 @
100 (a) (b) ......................................................... 3,960 3,961
Series 2025-5A , Class A2 , 5 .25% ( TSFR3M + 150 bps ) , 10/15/38 , Callable 10/15/27 @
100 (a) (b) ......................................................... 1,636 1,637
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 10/24/26 @
100 (a) ........................................................... 3,750 3,708
Dryden CLO LLC ......................................................
Series 2026-133A , Class A2 , 0 .00% ( TSFR3M + 140 bps ) , 10/15/39 (a) (b) ............ 2,763 2,763
Series 2026-133A , Class X , 0 .00% ( TSFR3M + 100 bps ) , 10/15/39 (a) (b) ............ 2,073 2,073
Dryden CLO Ltd. .......................................................
Series 2020-78A , Class A2R2 , 5 .20% ( TSFR3M + 145 bps ) , 4/17/37 , Callable 7/17/27 @
100 (a) (b) ......................................................... 1,750 1,753
Series 2021-93A , Class A2R , 5 .35% ( TSFR3M + 160 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (b) ......................................................... 2,169 2,170
Series 2021-93A , Class XR , 4 .90% ( TSFR3M + 115 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (b) ......................................................... 2,507 2,507
Series 2022-113A , Class BR3 , 5 .20% ( TSFR3M + 145 bps ) , 10/15/37 , Callable 10/15/26 @
100 (a) (b) ......................................................... 3,202 3,203
Series 2022-97A , Class A2R , 5 .20% ( TSFR3M + 147 bps ) , 10/20/38 , Callable 10/20/27 @
100 (a) (b) ......................................................... 4,321 4,324
Series 2024-119A , Class A2R , 5 .10% ( TSFR3M + 135 bps ) , 7/15/39 , Callable 7/15/28 @
100 (a) (b) ......................................................... 3,500 3,495
Series 2024-121A , Class B , 5 .45% ( TSFR3M + 170 bps ) , 1/15/37 , Callable 1/15/27 @
100 (a) (b) ......................................................... 4,420 4,423
Mountain View CLO Ltd. , Series 2013-1A , Class CRR , 6 .22% ( TSFR3M + 246 bps ) , 10/12/30 ,
Callable 10/12/26 @ 100 (a) (b) ......................................... 4,000 4,024
NGC Ltd. ............................................................
Series 2024-1AR , Class AJR , 5 .18% ( TSFR3M + 145 bps ) , 7/20/37 (a) (b) ............ 2,955 2,955
Series 2024-1AR , Class XR , 4 .68% ( TSFR3M + 95 bps ) , 7/20/37 (a) (b) .............. 776 776
OCP CLO Ltd. .........................................................
Series 2020-18A , Class A2R3 , 5 .13% ( TSFR3M + 140 bps ) , 7/21/39 (a) (b) ........... 3,488 3,488
Series 2020-8RA , Class B2R2 , 5 .10% , 10/17/38 , Callable 10/17/27 @ 100 (a) ........ 3,325 3,220
Series 2021-23A , Class B2R2 , 5 .19% , 1/17/39 , Callable 1/17/28 @ 100 (a) .......... 4,667 4,584
Series 2024-31A , Class B2R , 5 .03% , 4/20/39 , Callable 4/20/28 @ 100 (a) ........... 5,775 5,597
Series 2025-48A , Class B2 , 5 .06% , 12/15/38 , Callable 1/15/28 @ 100 (a) ........... 7,552 7,380
Trimaran Cavu Ltd. , Series 2021-3A , Class C1 , 6 .46% ( TSFR3M + 273 bps ) , 1/18/35 , Callable
10/18/26 @ 100 (a) (b) ................................................ 5,000 4,999

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Venture CLO Ltd. ......................................................
Series 2022-45A , Class A2FR , 4 .94% , 7/20/35 , Callable 1/20/27 @ 100 (a) .......... $ 3,450 $ 3,363
Series 2022-45A , Class A2NR , 5 .28% ( TSFR3M + 155 bps ) , 7/20/35 , Callable 1/20/27 @
100 (a) (b) ......................................................... 6,378 6,371
Series 2023-47A , Class AJRR , 5 .28% ( TSFR3M + 155 bps ) , 4/20/36 , Callable 7/20/27 @
100 (a) (b) ......................................................... 2,300 2,300
Series 2023-48A , Class BR , 5 .48% ( TSFR3M + 175 bps ) , 10/20/36 , Callable 1/20/27 @
100 (a) (b) ......................................................... 2,485 2,486
Series 2024-50A , Class X , 4 .98% ( TSFR3M + 125 bps ) , 10/20/37 , Callable 10/20/26 @
100 (a) (b) ......................................................... 2,354 2,354
113,181
Total Collateralized Loan Obligations (Cost $113,800)
a
a
a
113,181
Collateralized Mortgage Obligations (10.1%)
Agency CMO Floating (0.2%):
Federal Home Loan Mortgage Corporation REMICS .............................
Series 5522 , Class BF , 4 .67% ( SOFR30A + 105 bps ) , 3/25/55 (b) .................. 6,413 6,418
Series 5525 , Class FA , 4 .82% ( SOFR30A + 120 bps ) , 4/25/55 (b) .................. 1,087 1,089
Series 5527 , Class FC , 4 .82% ( SOFR30A + 120 bps ) , 9/25/54 (b) .................. 1,254 1,256
8,763
Agency CMO Other (1.6%):
Federal Home Loan Mortgage Corporation REMICS .............................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 2,585 2,603
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 4,761 4,700
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 8,134 8,174
Series 5547 , Class V , 5 .00% , 4/25/39 ..................................... 4,000 3,965
Series 5598 , Class PG , 4 .50% , 11/25/55 ................................... 8,002 7,685
Series 5665 , Class HE , 5 .00% , 6/25/36 ................................... 4,535 4,476
Series 5677 , Class C , 5 .00% , 12/25/54 .................................... 3,418 3,366
Federal Home Loan Mortgage Corporation STRIPS ..............................
Series 440 , Class DB , 4 .50% , 5/25/36 .................................... 2,708 2,625
Series 452 , Class AB , 5 .05% , 6/25/36 .................................... 4,588 4,541
Series 459 , Class GC , 5 .00% , 7/25/36 .................................... 2,304 2,287
Federal National Mortgage Association REMICS ................................
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,319 1,325
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 466 467
Series 2025-33 , Class P , 5 .00% , 5/25/54 ................................... 8,689 8,625
Series 2025-55 , Class AC , 4 .50% , 4/25/53 ................................. 4,441 4,348
Government National Mortgage Association ....................................
Series 2020-162 , Class AB , 1 .00% , 10/20/50 ............................... 7,290 5,497
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 2,202 1,908
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 2,982 3,007
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 1,982 1,993
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 2,034 2,041
Series 2024-95 , Class AB , 2 .50% , 6/20/45 ................................. 4,079 3,688
Series 2025-114 , Class JA , 4 .50% , 8/20/51 ................................. 1,843 1,810
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 797 797
Series 2025-98 , Class ET , 4 .50% , 6/20/65 ................................. 3,232 3,215
83,143
Agency Commercial MBS (1.6%):
Federal Home Loan Mortgage Corporation .....................................
Series K143 , Class A2 , 2 .35% , 3/25/32 ................................... 5,065 4,471
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 164 145
Series K145 , Class A2 , 2 .58% , 5/25/32 ................................... 20,137 17,935
Series K146 , Class A2 , 2 .92% , 6/25/32 ................................... 7,631 6,918
Series K147 , Class A2 , 3 .00% , 6/25/32 (d) ................................. 10,994 10,003
Series K149 , Class A2 , 3 .53% , 8/25/32 ................................... 13,418 12,541
Series K-159 , Class A2 , 4 .50% , 7/25/33 (d) ................................. 17,895 17,502
Series K-172 , Class A2 , 4 .58% , 8/25/35 (d) ................................. 7,073 6,877
Series K536 , Class AS , 4 .13% ( SOFR30A + 50 bps ) , 11/25/29 (b) .................. 3,423 3,422

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Federal National Mortgage Association .......................................
Series 2017-M7 , Class A2 , 2 .96% , 2/25/27 (d) ............................... $ 1,685 $ 1,672
Series 2022-M2 , Class A2 , 2 .40% , 11/25/31 ................................ 5,131 4,602
86,088
Commercial MBS (6.7%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .42% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 3,515 3,528
Series 2025-OANA , Class C , 5 .77% ( TSFR1M + 209 bps ) , 6/15/40 (a) (b) (c) .......... 715 718
Series 2025-OANA , Class D , 6 .77% ( TSFR1M + 309 bps ) , 6/15/40 (a) (b) (c) .......... 1,005 1,006
AOA Trust ............................................................
Series 2025-1301 , Class A , 5 .06% , 8/11/42 (a) (c) (d) .......................... 3,768 3,738
Series 2025-1301 , Class B , 5 .30% , 8/11/42 (a) (c) (d) .......................... 2,394 2,366
Series 2025-1301 , Class C , 5 .64% , 8/11/42 (a) (c) (d) .......................... 5,527 5,457
Series 2025-1345 , Class A , 5 .28% ( TSFR1M + 160 bps ) , 6/15/42 (a) (b) (c) ............ 1,547 1,549
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1 , Class C , 3 .60% , 5/15/53 , Callable 5/15/30 @ 100 (a) (d) .......... 1,500 1,393
Series 2021-MF2 , Class B , 2 .56% , 6/15/54 , Callable 7/15/31 @ 100 (a) (d) .......... 5,150 4,455
ARES Commercial Mortgage Trust , Series 2026-GCP , Class B , 5 .18% ( TSFR1M + 150 bps ) ,
2/15/43 (a) (b) (c) .................................................... 434 434
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class B , 5 .78% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (c) .......... 2,037 2,024
Series 2025-ATRM , Class D , 6 .98% ( TSFR1M + 330 bps ) , 8/15/42 (a) (b) (c) .......... 3,489 3,466
Series 2025-ATRM , Class F , 9 .18% ( TSFR1M + 550 bps ) , 8/15/42 (a) (b) (c) ........... 2,000 1,964
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (c) (d) ........................... 1,450 1,425
Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (c) (d) ........................... 1,310 1,273
BAMLL Commercial Mortgage Securities Trust , Series 2025-HYT , Class B , 5 .58%
( TSFR1M + 190 bps ) , 12/15/42 (a) (b) (c) .................................... 765 768
BANK , Series 2017-BNK4 , Class AS , 3 .78% , 5/15/50 , Callable 4/15/27 @ 100 .......... 5,000 4,927
BBCCRE Trust , Series 2015-GTP , Class A , 3 .97% , 8/10/33 , Callable 8/10/26 @ 100 (a) (c) ... 5,835 5,261
Benchmark Mortgage Trust ................................................
Series 2021-B25 , Class 300D , 2 .99% , 4/15/54 , Callable 4/15/31 @ 100 (a) (d) ........ 2,417 1,447
Series 2022-B36 , Class XA , 0 .64% , 7/15/55 , Callable 6/15/32 @ 100 (c) (d) ......... 40,436 1,378
BFLD Commercial Mortgage Trust , Series 2025-5MW , Class A , 4 .67% , 10/10/42 (a) (c) (d) ... 500 490
BLP Commercial Mortgage Trust , Series 2025-IND , Class A , 4 .88% ( TSFR1M + 120 bps ) ,
3/15/42 (a) (b) (c) .................................................... 2,449 2,442
BOS Trust , Series 2026-LYRK , Class A , 5 .05% , 5/11/41 (a) (c) (d) ..................... 712 699
BSTN Commercial Mortgage Trust , Series 2025-1C , Class A , 5 .37% , 6/15/44 (a) (c) (d) ..... 1,973 1,975
BX Commercial Mortgage Trust ............................................
Series 2020-VIV4 , Class A , 2 .84% , 3/9/44 , Callable 3/9/30 @ 100 (a) (c) ............ 3,463 3,188
Series 2025-COPT , Class B , 5 .88% ( TSFR1M + 220 bps ) , 8/15/42 (a) (b) (c) ........... 6 6
Series 2026-ALOHA , Class C , 5 .38% ( TSFR1M + 170 bps ) , 4/15/43 (a) (b) (c) ......... 2,295 2,298
Series 2026-CSMO , Class A , 5 .08% ( TSFR1M + 140 bps ) , 2/15/43 (a) (b) (c) .......... 6,790 6,799
Series 2026-VLT9 , Class A , 5 .38% ( TSFR1M + 170 bps ) , 3/15/45 (a) (b) (c) ........... 2,148 2,143
BX Trust .............................................................
Series 2025-ARIA , Class A , 5 .03% , 12/13/42 (a) (c) (d) ......................... 3,427 3,401
Series 2025-GW , Class A , 5 .28% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ............ 3,299 3,304
Series 2025-GW , Class B , 5 .53% ( TSFR1M + 185 bps ) , 7/15/42 (a) (b) (c) ............ 4,124 4,127
Series 2025-GW , Class C , 5 .78% ( TSFR1M + 210 bps ) , 7/15/42 (a) (b) (c) ............ 2,474 2,477
Series 2025-GW , Class D , 6 .43% ( TSFR1M + 275 bps ) , 7/15/42 (a) (b) (c) ............ 2,049 2,059
Series 2025-ROIC , Class A , 4 .82% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... 2,578 2,573
Series 2025-ROIC , Class B , 5 .07% ( TSFR1M + 139 bps ) , 3/15/30 (a) (b) (c) ........... 2,943 2,934
Series 2025-VOLT , Class A , 5 .38% ( TSFR1M + 170 bps ) , 12/15/44 (a) (b) (c) .......... 2,260 2,254
Series 2025-VOLT , Class B , 5 .78% ( TSFR1M + 210 bps ) , 12/15/44 (a) (b) (c) .......... 5,554 5,546
Series 2025-VOLT , Class C , 6 .03% ( TSFR1M + 235 bps ) , 12/15/44 (a) (b) (c) .......... 3,586 3,580
Series 2026-CLS , Class A , 5 .08% ( TSFR1M + 140 bps ) , 5/15/43 (a) (b) (c) ............ 1,070 1,071
BXP Trust ............................................................
Series 2021-601L , Class A , 2 .62% , 1/15/44 (a) (c) ............................ 4,964 4,276
Series 2021-601L , Class B , 2 .78% , 1/15/44 (a) (c) (d) .......................... 5,545 4,736
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (c) (d) .......................... 3,750 3,126
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (c) (d) .......................... 5,750 4,597
CAMB Commercial Mortgage Trust , Series 2021-CX2 , Class A , 2 .70% , 11/10/46 , Callable
11/10/31 @ 100 (a) (c) ................................................ 2,000 1,636

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
COMM Mortgage Trust ..................................................
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (c) .......... $ 1,075 $ 909
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 3,622 3,722
Series 2024-277P , Class B , 7 .00% , 8/10/44 (a) (c) (d) .......................... 453 471
CRSNT Trust , Series 2026-MOON , Class A , 5 .08% ( TSFR1M + 140 bps ) , 2/15/43 (a) (b) (c) ... 3,109 3,109
CSMC Trust ..........................................................
Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) (c) ........................... 1,950 1,824
Series 2019-UVIL , Class C , 3 .28% , 12/15/41 (a) (c) (d) ......................... 5,000 4,621
Series 2020-WEST , Class A , 3 .04% , 2/15/35 , Callable 2/15/30 @ 100 (a) (c) ......... 2,500 2,123
DBC Mortgage Trust , Series 2025-DBC , Class A , 5 .03% ( TSFR1M + 135 bps ) , 11/15/42 ,
Callable 11/15/27 @ 100 (a) (b) (c) ....................................... 2,801 2,802
DBJPM Mortgage Trust , Series 2016-SFC , Class B , 3 .24% , 8/10/36 , Callable 8/10/26 @
100 (a) (c) ......................................................... 2,500 — (e)
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 5 .42% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(c) ............................................................. 2,750 2,750
GFH Mortgage Trust , Series 2025-IND , Class B , 5 .55% , 6/15/33 (a) (c) ................. 1,850 1,843
GGP , Series 2026-TY , Class B , 4 .89% , 3/5/43 (a) (c) (d) ............................ 5,063 4,910
GS Mortgage Securities Trust ..............................................
Series 2019-GSA1 , Class A4 , 3 .05% , 11/10/52 , Callable 11/10/29 @ 100 ........... 4,000 3,768
Series 2019-GSA1 , Class AS , 3 .34% , 11/10/52 , Callable 11/10/29 @ 100 ........... 5,000 4,712
Hilton USA Trust .......................................................
Series 2016-HHV , Class A , 3 .72% , 11/5/38 (a) (c) ............................ 2,286 2,280
Series 2016-HHV , Class B , 4 .19% , 11/5/38 (a) (c) (d) .......................... 4,650 4,644
Series 2016-HHV , Class C , 4 .19% , 11/5/38 (a) (c) (d) .......................... 1,873 1,870
Series 2016-HHV , Class D , 4 .19% , 11/5/38 (a) (c) (d) .......................... 1,866 1,861
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .46% , 2/5/45 (a) (c) (d) ......... 1,731 1,735
Hudson Yards Mortgage Trust ..............................................
Series 2019-30HY , Class A , 3 .23% , 7/10/39 (a) (c) ............................ 1,906 1,804
Series 2019-30HY , Class D , 3 .44% , 7/10/39 (a) (c) (d) .......................... 4,947 4,571
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (c) (d) ......................... 7,369 6,859
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (c) (d) .......................... 7,119 7,191
Series 2025-SPRL , Class B , 5 .76% , 1/13/40 (a) (c) (d) .......................... 2,624 2,651
Series 2025-SPRL , Class C , 5 .95% , 1/13/40 (a) (c) (d) .......................... 2,100 2,118
Series 2026-10HY , Class A , 5 .09% , 12/10/39 (a) (c) (d) ......................... 4,643 4,603
Series 2026-10HY , Class B , 5 .33% , 12/10/39 (a) (c) (d) ......................... 2,667 2,645
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 5 .52% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 8,466 8,463
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class C , 3 .82% , 3/15/32 (a) (c) (d) .... 2,500 2,235
INT Commercial Mortgage Trust , Series 2025-PLAZA , Class A , 4 .88% , 11/5/37 (a) (c) (d) ... 1,239 1,223
IRV Trust , Series 2025-200P , Class A , 5 .29% , 3/14/47 , Callable 2/14/35 @ 100 (a) (c) (d) .... 7,014 6,934
J.P. Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2019-OSB , Class A , 3 .40% , 6/5/39 , Callable 6/5/29 @ 100 (a) (c) ............ 5,000 4,696
Series 2019-OSB , Class C , 3 .75% , 6/5/39 , Callable 6/5/29 @ 100 (a) (c) (d) .......... 2,436 2,232
Series 2019-OSB , Class D , 3 .78% , 6/5/39 , Callable 6/5/29 @ 100 (a) (c) (d) .......... 2,000 1,821
Series 2021-2NU , Class D , 2 .08% , 1/5/40 (a) (c) ............................. 2,700 2,244
Series 2021-2NU , Class XA , 0 .09% , 1/5/40 (a) (c) (d) .......................... 226,300 216
Jackson Park Trust ......................................................
Series 2019-LIC , Class A , 2 .77% , 10/14/39 (a) (c) ............................ 5,000 4,604
Series 2019-LIC , Class C , 3 .13% , 10/14/39 (a) (c) (d) .......................... 5,000 4,542
JW Commercial Mortgage Trust , Series 2026-MRCO , Class A , 5 .18% ( TSFR1M + 150 bps ) ,
6/15/39 (a) (b) (c) .................................................... 1,137 1,138
LBA Trust ............................................................
Series 2024-7IND , Class B , 5 .42% ( TSFR1M + 174 bps ) , 10/15/41 (a) (b) (c) .......... 1,463 1,464
Series 2026-LBA6 , Class B , 5 .00% ( TSFR1M + 135 bps ) , 7/15/43 (a) (b) (c) ........... 1,066 1,066
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (c) (d) ....................................................... 4,351 4,320
LEX Trust , Series 2026-450 , Class A , 5 .03% ( TSFR1M + 135 bps ) , 3/15/43 (a) (b) (c) ........ 2,054 2,056
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .75% , 10/15/42 (a) (c) (d) .. 4,697 4,616
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (c) ............................ 10,274 9,963
Series 2020-1MW , Class B , 2 .33% , 9/10/39 (a) (c) (d) .......................... 8,081 7,843
Series 2020-1MW , Class C , 2 .33% , 9/10/39 (a) (c) (d) .......................... 6,785 6,564
Series 2020-1MW , Class D , 2 .33% , 9/10/39 (a) (c) (d) .......................... 6,475 6,232

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2026-2MW , Class A , 5 .32% , 6/10/48 (a) (c) (d) .......................... $ 1,765 $ 1,738
Series 2026-2MW , Class B , 5 .53% , 6/10/48 (a) (c) (d) .......................... 3,173 3,119
MHP , Series 2022-MHIL , Class D , 5 .29% ( TSFR1M + 161 bps ) , 1/15/39 (a) (b) (c) .......... 2,000 1,999
MILE Trust , Series 2025-STNE , Class C , 5 .78% ( TSFR1M + 210 bps ) , 7/15/42 (a) (b) (c) ..... 1,841 1,853
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class C , 2 .81% , 11/9/43 (a) (c) ........ 2,750 2,304
Morgan Stanley Capital Trust , Series 2021-PLZA , Class A , 2 .57% , 11/9/43 (a) (c) ......... 433 376
NYC Commercial Mortgage Trust ...........................................
Series 2025-300P , Class A , 4 .88% , 7/13/42 (a) (c) (d) .......................... 315 309
Series 2025-300P , Class B , 5 .18% , 7/13/42 (a) (c) (d) .......................... 2,022 1,991
NYC Trust , Series 2026-9W57 , Class B , 5 .18% , 6/6/40 , Callable 6/6/31 @ 100 (a) (c) (d) .... 1,065 1,050
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (c) ................ 14,674 13,510
SCG Commercial Mortgage Trust , Series 2025-FLWR , Class B , 5 .23% ( TSFR1M + 155 bps ) ,
8/15/42 (a) (b) (c) .................................................... 3,000 3,001
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/10/40 (a) (c) ..................... 2,357 2,375
SHOPS Commercial Mortgage Trust , Series 2026-CSTL , Class B , 5 .05% , 5/5/39 (a) (c) (d) ... 2,800 2,754
SHR Trust ............................................................
Series 2024-LXRY , Class B , 6 .13% ( TSFR1M + 245 bps ) , 10/15/41 (a) (b) (c) .......... 4,487 4,491
Series 2024-LXRY , Class C , 6 .63% ( TSFR1M + 295 bps ) , 10/15/41 (a) (b) (c) .......... 2,022 2,026
SLG Office Trust .......................................................
Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) (c) ............................ 700 618
Series 2021-OVA , Class B , 2 .71% , 7/15/41 (a) (c) ............................ 4,000 3,521
Series 2021-OVA , Class C , 2 .85% , 7/15/41 (a) (c) ............................ 4,000 3,514
Series 2026-OMA , Class A , 4 .97% , 4/15/41 (a) (c) (d) .......................... 1,570 1,553
Series 2026-OMA , Class B , 5 .16% , 4/15/41 (a) (c) (d) .......................... 4,033 3,988
SREIT Trust , Series 2021-MFP2 , Class D , 5 .36% ( TSFR1M + 168 bps ) , 11/15/36 (a) (b) (c) .... 1,000 1,000
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .12% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 2,211 2,194
Wells Fargo Commercial Mortgage Trust ......................................
Series 2018-AUS , Class A , 4 .06% , 8/17/36 (a) (c) (d) .......................... 4,200 4,103
Series 2020-C56 , Class AS , 3 .11% , 6/15/53 , Callable 4/15/30 @ 100 .............. 2,000 1,815
Series 2025-HI , Class A , 5 .37% ( TSFR1M + 169 bps ) , 10/15/42 (a) (b) (c) ............. 520 521
352,905
Private CMO Floating (0.0%):(f)
Structured Asset Mortgage Investments II Trust , Series 2005-AR5 , Class B1 , 4 .53%
( TSFR1M + 86 bps ) , 7/19/35 , Callable 8/19/26 @ 100 (b) ........................ 233 219
Total Collateralized Mortgage Obligations (Cost $546,365)
a
a
a
531,118
Shares
Preferred Stocks (0.3%)
Consumer Staples (0.2%):
CHS, Inc. , Series 2 , 7 .10% (g) .............................................. 400,000 10,072
Financials (0.1%):
Citigroup Capital XIII , 10 .47% ( TSFR3M + 663 bps ) , 10/30/40 (b) ..................... 87,500 2,391
U.S. Bancorp , Series A , 5 .03% ( TSFR3M + 128 bps ) (b) (g) .......................... 5,000 3,831
6,222
Total Preferred Stocks (Cost $15,932)
a
a
a
16,294
Principal Amount
(000)
Senior Secured Loans (1.9%)
Communication Services (0.0%):(f)
Oak-Eagle Acquireco, Inc., Term Loan B-1, First Lien , 3/23/33 (h) .................... 2,100 2,111
Consumer Discretionary (0.7%):
Alterra Mountain Co., Series B-9 Term Loan, First Lien , 6 .23% ( SOFR01M + 250 bps ) ,
8/17/28 (b) ........................................................ 341 341
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, First Lien , 9 .67%
( SOFR01M + 600 bps ) , 1/4/29 (b) ......................................... 1,642 1,647
BJ's Wholesale Club, Inc., Tranch B Term, First Lien , 5 .41% ( SOFR03M + 175 bps ) , 2/5/29 (b) 825 828
Burlington Coat Factory Warehouse Corp., Term Loan B7, First Lien , 5 .48%
( SOFR01M + 175 bps ) , 9/19/31 (b) ........................................ 4,741 4,729
Charter Communications Operating LLC, Term Loan B-5, First Lien , 5 .98%
( SOFR03M + 225 bps ) , 12/15/31 (b) ....................................... 4,605 4,424

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Discovery Global Holdings, Inc., Initial Dollar Term Loan , 6 .23% ( SOFR01M + 250 bps ) ,
6/3/33 (b) ......................................................... $ 1,388 $ 1,388
DK Crown Holdings, Inc., Term B Loans, First Lien , 5 .43% ( SOFR01M + 175 bps ) , 3/4/32 (b) . 988 984
Flutter Financing B.V., 2024 Refinancing Term B Loan, First Lien , 5 .48%
( SOFR03M + 175 bps ) , 11/29/30 (b) ....................................... 1,857 1,839
Four Seasons Hotels Ltd., 2025 Refinancing Term Loan, First Lien , 5 .39%
( SOFR01M + 175 bps ) , 9/22/32 (b) ........................................ 3,283 3,284
Four Seasons Hotels Ltd., Term Loan, First Lien , 7/8/33 (h) ......................... 4,250 4,251
Great Outdoors Group LLC, Term B-3 Loan , 6 .98% ( SOFR01M + 325 bps ) , 1/23/32 (b) ...... 291 292
Light and Wonder International, Inc., Term Loan B-3, First Lien , 5 .67% ( SOFR01M + 200 bps ) ,
4/16/29 (b) ........................................................ 963 963
Petco Health and Wellness Co., Inc., 2026 Term Loan , 7 .98% ( SOFR03M + 425 bps ) , 2/3/31 (b) 5,122 5,107
PetSmart, Inc., Term Loan B , 7 .72% ( SOFR01M + 400 bps ) , 8/18/32 (b) ................. 3,049 3,054
The E.W. Scripps Company, Tranche B-2 Term Loan, First Lien , 9 .42% ( SOFR01M + 575 bps ) ,
6/30/28 (b) ........................................................ 1,437 1,433
34,564
Consumer Staples (0.1%):
Reynolds Consumer Products LLC, Term Loan B , 5 .48% ( SOFR01M + 175 bps ) , 3/4/32 (b) ... 1,588 1,591
TKC Holdings, Inc., 2026 Term Loan, First Lien , 8 .17% ( SOFR01M + 450 bps ) , 8/12/30 (b) ... 47 46
US Foods, Inc., Replacement B 2024 Term Loan, First Lien , 5 .48% ( SOFR01M + 175 bps ) ,
10/3/31 (b) ........................................................ 2,413 2,429
4,066
Energy (0.1%):
Hilcorp Energy I LP, Initial Loan, First Lien , 5 .42% ( SOFR01M + 175 bps ) , 2/11/30 (b) ...... 2,370 2,367
Murphy USA, Inc., Tranche B Term Loan, First Lien , 5 .40% ( SOFR01M + 175 bps ) , 4/7/32 (b) . 744 748
3,115
Financials (0.7%):
Acrisure LLC, Term B6, First Lien , 6 .73% ( SOFR01M + 300 bps ) , 11/6/30 (b) ............. 1,244 1,136
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .73%
( SOFR03M + 300 bps ) , 2/18/31 (b) ........................................ 72 71
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .83%
( SOFR06M + 300 bps ) , 2/18/31 (b) ........................................ 1,555 1,532
AS Mileage Plan IP Ltd., Initial Term Loan, First Lien , 5 .48% ( SOFR03M + 175 bps ) ,
10/15/31 (b) ....................................................... 4,122 4,109
Broadstreet Partners, Inc., 2024 Term B Loans, First Lien , 6 .23% ( SOFR01M + 250 bps ) ,
6/16/31 (b) ........................................................ 981 964
Chicago US Midco III, LP, Closing Date Term Loans, First Lien , 6 .23% ( SOFR01M + 250 bps ) ,
10/29/32 (b) ....................................................... 1,271 1,268
Chicago US Midco III, LP, Delayed Draw Term Loan Commitment, First Lien , 10/29/32 (h) (i) 197 197
CNT Holdings I Corp., 2025 Replacement Term Loans, First Lien , 6 .07%
( SOFR03M + 225 bps ) , 11/8/32 (b) ........................................ 2,669 2,674
Colossus Acquireco LLC, Initial Term Loan, First Lien , 5 .37% ( SOFRDAILY + 175 bps ) ,
1/10/33 (b) ........................................................ 3,093 3,078
Edelman Financial Engines Center LLC, Initial Term Loan, First Lien , 7 .64%
( SOFR01M + 400 bps ) , 11/28/31 (b) ....................................... 2,000 2,006
EP Wealth Advisors, LLC, Amendment No.1Refinancing Term Loans USD, First Lien , 6 .17%
( SOFR03M + 250 bps ) , 10/18/32 , Callable 9/5/26 @ 101 (b) ...................... 499 501
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 6 .98% ( SOFR01M + 325 bps ) ,
1/29/29 (b) ........................................................ 469 469
Hightower Holding LLC, Amendment No. 11 Delayed Draw Term Loan, First Lien , 2/3/32 (h) 500 497
Hightower Holding LLC, Initial Term Loan, First Lien , 6 .41% ( SOFR03M + 275 bps ) , 2/3/32 (b) 1,750 1,741
OEG Borrower LLC, Amendment No.1 Term Loan, First Lien , 7 .17% ( SOFR03M + 350 bps ) ,
6/30/31 (b) ........................................................ 884 888
OneDigital Borrower LLC, 2025 Refinancing Term Loans, First Lien , 6 .73%
( SOFR01M + 300 bps ) , 7/2/31 (b) ......................................... 2,789 2,731
Ryan Specialty Group LLC, Term Loan B1, First Lien , 5 .73% ( SOFR01M + 200 bps ) , 9/15/31 (b) 493 492
SGH2 LLC, Initial Dollar Term Loan , 8 .23% ( SOFR03M + 450 bps ) , 8/18/32 (b) ........... 402 402
Sword Purchaser LLC, Initial Dollar Term Loans , 7 .73% ( SOFR01M + 400 bps ) , 4/11/33 (b) .. 1,400 1,346
Trucordia Insurance Holdings LLC, Initial Term Loans, First Lien , 6 .98%
( SOFR03M + 325 bps ) , 6/17/32 (b) ........................................ 497 440
Truist Insurance Holdings LLC, Term Loan B, First Lien , 6 .48% ( SOFR03M + 275 bps ) ,
5/6/31 (b) ......................................................... 563 553

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Voyager Parent LLC, 2026 Refinancing Term B Loan , 7 .98% ( SOFR03M + 425 bps ) , 7/1/32 (b) $ 8,115 $ 8,122
35,217
Health Care (0.0%):(f)
Prestige Brands, Inc., Term Loan B, First Lien , 5 .73% ( SOFR01M + 200 bps ) , 6/13/33 (b) .... 500 501
Industrials (0.1%):
Advanced Drainage Systems, Inc., Initial Term Loan, First Lien , 5 .27% ( SOFR01M + 163 bps ) ,
2/28/33 (b) ........................................................ 599 603
Arcosa, Inc., 2025 Refinancing Term Loan, First Lien , 5 .73% ( SOFR01M + 200 bps ) , 10/1/31 (b) 129 130
Asplundh Tree Expert LLC,  Amendment No. 5 Refinancing Term Loan, First Lien , 5 .48%
( SOFR01M + 175 bps ) , 5/14/33 (b) ........................................ 1,000 998
Asplundh Tree Expert LLC, Term Loan B, First Lien , 5 .48% ( SOFR01M + 175 bps ) , 5/30/33 (b) 581 580
Carrix, Inc., Delayed Term Loan , 7/18/33 (h) .................................... 167 166
Carrix, Inc., Term Loan B , 7/18/33 (h) ........................................ 833 831
Formula One Management Ltd., Term Loan B1 , 5 .48% ( SOFR03M + 175 bps ) , 9/19/31 (b) .... 1,100 1,100
Janus International Group LLC, 8th Amendment Term Loan, First Lien , 5 .75%
( SOFR03M + 200 bps ) , 8/5/30 (b) ......................................... 176 175
Shift4 Payments LLC, Amendment No. 3 Refinancing Term Loan , 5 .73% ( SOFR03M + 200 bps ) ,
7/6/32 (b) ......................................................... 2,150 2,146
6,729
Information Technology (0.1%):
Open Text Corp., Term Loan B, First Lien , 5 .48% ( SOFR01M + 175 bps ) , 1/31/30 (b) ....... 3,213 3,180
Proofpoint, Inc., 2025-B Incremental Term Loan , 6 .73% ( SOFR03M + 300 bps ) , 8/31/28 (b) ... 463 455
Vista Management Holding, Inc., Initial Term Loans, First Lien , 7 .48% ( SOFR03M + 375 bps ) ,
4/1/31 (b) ......................................................... 2,750 2,752
6,387
Materials (0.0%):(f)
Element Solutions, Inc., Tranche B-3 Term Loan, First Lien , 5 .48% ( SOFR01M + 175 bps ) ,
12/18/30 (b) ....................................................... 997 999
Worthington Steel, Inc., Initial Term Loan , 7 .73% ( SOFR01M + 400 bps ) , 6/1/33 (b) ........ 1,000 1,003
2,002
Real Estate (0.1%):
QTS Thunder Managing Issuer LLC, Term Loan , 6 .03% ( SOFR03M + 225 bps ) , 7/22/33 (b) ... 2,350 2,315
Utilities (0.0%):(f)
NRG Energy, Inc., 2024 New Term Loans, First Lien , 5 .49% ( SOFR01M + 175 bps ) , 4/16/31 (b) 1,582 1,581
Total Senior Secured Loans (Cost $98,333)
a
a
a
98,588
Corporate Bonds (19.7%)
Communication Services (1.9%):
Alphabet, Inc.
1 .90% , 8/15/40 , Callable 2/15/40 @ 100 .................................. 10,052 6,439
5 .45% , 11/15/55 , Callable 5/15/55 @ 100 .................................. 1,291 1,150
AMC Global Media, Inc. , 10 .50% , 7/15/32 , Callable 7/15/28 @ 105.25 (a) .............. 23 24
AT&T, Inc. , 5 .13% , 4/30/36 , Callable 1/30/36 @ 100 ............................. 3,052 2,907
Charter Communications Operating LLC/Charter Communications Operating Capital
5 .85% , 12/1/35 , Callable 9/1/35 @ 100 ................................... 5,090 4,755
3 .50% , 6/1/41 , Callable 12/1/40 @ 100 ................................... 6,448 4,360
4 .80% , 3/1/50 , Callable 9/1/49 @ 100 .................................... 254 177
Comcast Corp. , 3 .75% , 4/1/40 , Callable 10/1/39 @ 100 ............................ 1,787 1,373
Discovery Global Holdings, Inc. , 5 .05% , 3/15/42 , Callable 9/15/41 @ 100 .............. 549 383
EchoStar Corp. , 10 .75% , 11/30/29 , Callable 11/30/26 @ 105.38 ...................... 24,780 26,801
Lamar Media Corp. , 5 .38% , 11/1/33 , Callable 11/1/28 @ 102.69 (a) ................... 91 88
Lincoln Center for the Performing Arts, Inc. , 3 .71% , 12/1/35 , Callable 9/1/35 @ 100 ....... 1,475 1,261
Meta Platforms, Inc.
6 .20% , 5/15/46 , Callable 11/15/45 @ 100 .................................. 9,898 9,302
5 .63% , 11/15/55 , Callable 5/15/55 @ 100 .................................. 7,190 6,019
6 .30% , 5/15/56 , Callable 11/15/55 @ 100 .................................. 3,458 3,172
Nexstar Media, Inc. , 6 .50% , 9/15/33 , Callable 3/15/29 @ 103.25 (a) ................... 424 422
Omnicom Group, Inc. , 5 .30% , 6/2/36 , Callable 3/2/36 @ 100 (j) ...................... 3,989 3,790
Paramount Global , 4 .38% , 3/15/43 .......................................... 3,045 1,858

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
ROBLOX Corp. , 3 .88% , 5/1/30 , Callable 9/5/26 @ 100.97 (a) ....................... $ 3,750 $ 3,504
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 5 .15% ,
3/20/28 , Callable 3/20/27 @ 100 (a) ...................................... 135 135
Time Warner Cable LLC , 6 .75% , 6/15/39 ...................................... 1,410 1,328
T-Mobile USA, Inc.
5 .00% , 2/15/36 , Callable 11/15/35 @ 100 .................................. 2,566 2,432
5 .70% , 1/15/56 , Callable 7/15/55 @ 100 .................................. 2,285 2,016
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC , 6 .50% , 2/15/29 , Callable 8/16/26
@ 100 (a) (j) ....................................................... 8,409 8,296
Verizon Communications, Inc.
5 .88% , 11/30/55 , Callable 5/30/55 @ 100 .................................. 952 870
6 .20% ( H15T5Y + 204 bps ) , 5/14/56 , Callable 2/14/36 @ 100 (b) .................. 2,475 2,421
WMG Acquisition Corp. , 3 .88% , 7/15/30 , Callable 9/5/26 @ 101.29 (a) ................ 7,524 7,086
102,369
Consumer Discretionary (1.1%):
Amazon.com, Inc. , 6 .10% , 7/9/56 , Callable 1/9/56 @ 100 .......................... 3,485 3,343
AutoNation, Inc. , 5 .89% , 3/15/35 , Callable 12/15/34 @ 100 ........................ 228 229
Booking Holdings, Inc. , 5 .38% , 5/7/36 , Callable 2/7/36 @ 100 ...................... 1,421 1,398
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 (j) .............. 259 258
D.R. Horton, Inc. , 5 .50% , 10/15/35 , Callable 7/15/35 @ 100 ........................ 916 915
Daimler Truck Finance North America LLC , 5 .38% , 6/25/34 , Callable 3/25/34 @ 100 (a) .... 1,261 1,245
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4 .63% , 1/15/29 , Callable 9/5/26 @ 101.56 (a) ............................... 4,230 4,108
6 .75% , 1/15/30 , Callable 9/5/26 @ 101.69 (a) (j) ............................. 6,885 6,761
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 121 105
Hyatt Hotels Corp. , 5 .40% , 12/15/35 , Callable 9/15/35 @ 100 (j) ..................... 824 802
Las Vegas Sands Corp. , 5 .65% , 5/18/33 , Callable 3/18/33 @ 100 ..................... 2,841 2,802
LKQ Corp. , 6 .25% , 6/15/33 , Callable 3/15/33 @ 100 ............................. 84 86
Lowe's Cos., Inc.
4 .85% , 10/15/35 , Callable 7/15/35 @ 100 (j) ................................ 130 124
2 .80% , 9/15/41 , Callable 3/15/41 @ 100 .................................. 8,989 6,207
Marriott International, Inc. , 5 .10% , 5/1/38 , Callable 2/1/38 @ 100 .................... 2,531 2,374
Meritage Homes Corp. , 5 .65% , 3/15/35 , Callable 12/15/34 @ 100 .................... 2,078 2,063
Mobility Global, Inc. , 6 .05% , 6/15/36 , Callable 3/15/36 @ 100 (a) .................... 7,045 6,930
O'Reilly Automotive, Inc. , 5 .00% , 8/19/34 , Callable 5/19/34 @ 100 ................... 211 205
PetSmart LLC/PetSmart Finance Corp. , 7 .50% , 9/15/32 , Callable 9/15/28 @ 103.75 (a) ..... 1,478 1,495
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 50 42
Sodexo, Inc. , 5 .80% , 8/15/35 , Callable 5/15/35 @ 100 (a) .......................... 1,166 1,164
Taylor Morrison Communities, Inc. , 5 .75% , 11/15/32 , Callable 5/15/32 @ 100 (a) ......... 7,514 7,695
The Michaels Cos., Inc. , 8 .50% , 3/15/33 , Callable 3/15/29 @ 104.25 (a) ................ 2,289 2,269
TKC Holdings, Inc. , 8 .50% , 8/15/30 , Callable 8/15/27 @ 104.25 (a) ................... 1,692 1,731
Toll Brothers Finance Corp. , 5 .60% , 6/15/35 , Callable 3/15/35 @ 100 ................. 230 229
Volkswagen Group of America Finance LLC , 5 .60% , 3/22/34 , Callable 12/22/33 @ 100 (a) .. 2,208 2,180
56,760
Consumer Staples (0.6%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 1,533 1,325
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 602 339
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 1,928 1,882
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 426 430
Constellation Brands, Inc. , 4 .95% , 11/1/35 , Callable 8/1/35 @ 100 (j) .................. 2,218 2,117
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6 .63% , 7/15/30 , Callable 8/16/26 @ 103.31 (a) .............................. 5,089 5,118
5 .60% , 1/15/31 , Callable 12/15/30 @ 100 (a) ............................... 3,747 3,679
Kellanova , 4 .50% , 4/1/46 ................................................. 263 217
Keurig Dr. Pepper, Inc. , 5 .15% , 5/15/35 , Callable 2/15/35 @ 100 (j) ................... 173 168
Kraft Heinz Foods Co. , 6 .88% , 1/26/39 ....................................... 5,488 5,866
Maple Parent Holdings Corp. , 5 .70% , 3/26/36 , Callable 12/26/35 @ 100 (a) ............. 728 723
Mars, Inc. , 5 .20% , 3/1/35 , Callable 12/1/34 @ 100 (a) ............................. 1,408 1,388
Molson Coors Beverage Co. , 5 .50% , 7/8/36 , Callable 4/8/36 @ 100 ................... 1,405 1,380
PepsiCo, Inc. , 2 .63% , 10/21/41 , Callable 4/21/41 @ 100 ........................... 1,286 892
Smithfield Foods, Inc. , 2 .63% , 9/13/31 , Callable 6/13/31 @ 100 (a) .................... 1,135 995

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Sysco Corp. , 4 .95% , 3/25/36 , Callable 12/25/35 @ 100 ............................ $ 5,387 $ 5,075
The Hershey Co. , 5 .10% , 2/24/35 , Callable 11/24/34 @ 100 ........................ 720 720
The J.M. Smucker Co. , 6 .50% , 11/15/53 , Callable 5/15/53 @ 100 (j) ................... 100 104
The Kroger Co. , 5 .50% , 9/15/54 , Callable 3/15/54 @ 100 .......................... 15 13
32,431
Energy (0.7%):
Boardwalk Pipelines LP , 5 .38% , 2/15/36 , Callable 11/15/35 @ 100 ................... 1,060 1,033
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 1,227 1,050
Cheniere Energy Partners LP , 5 .55% , 10/30/35 , Callable 4/30/35 @ 100 ................ 1,810 1,798
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 9/5/26 @ 104.19 (a) ................ 7,682 7,886
Devon Energy Corp. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 (a) .................... 184 182
Diamondback Energy, Inc.
5 .40% , 4/18/34 , Callable 1/18/34 @ 100 .................................. 377 376
5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................................. 439 409
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 409 409
Eastern Energy Gas Holdings LLC , 5 .80% , 1/15/35 , Callable 10/15/34 @ 100 ........... 2,569 2,608
Energy Transfer LP
5 .35% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 1,243 1,215
6 .55% ( H15T5Y + 234 bps ) , 1/15/57 , Callable 10/15/31 @ 100 (b) ................. 2,090 2,063
Enterprise Products Operating LLC , 5 .20% , 1/15/36 , Callable 10/15/35 @ 100 ........... 1,898 1,867
Florida Gas Transmission Co. LLC , 5 .75% , 7/15/35 , Callable 4/15/35 @ 100 (a) .......... 1,807 1,821
Gulfstream Natural Gas System LLC , 5 .60% , 7/23/35 , Callable 4/23/35 @ 100 (a) ......... 1,174 1,168
Howard Midstream Energy Partners LLC , 6 .63% , 1/15/35 , Callable 7/15/29 @ 103.31 (a) ... 344 344
NGPL PipeCo LLC , 5 .60% , 8/15/36 , Callable 2/15/36 @ 100 (a) ..................... 4,225 4,089
ONEOK, Inc.
5 .40% , 10/15/35 , Callable 7/15/35 @ 100 ................................. 909 890
5 .15% , 10/15/43 , Callable 4/15/43 @ 100 ................................. 702 614
Permian Resources Operating LLC , 6 .25% , 2/1/33 , Callable 8/1/27 @ 103.13 (a) .......... 1,617 1,646
Pioneer Opco LLC , 7 .00% , 5/15/33 , Callable 5/15/28 @ 103.5 (a) .................... 163 165
Plains All American Pipeline LP/PAA Finance Corp. , 5 .70% , 9/15/34 , Callable 6/15/34 @ 100 127 128
Venture Global Calcasieu Pass LLC , 6 .00% , 5/1/36 , Callable 11/1/35 @ 100 (a) ........... 2,491 2,465
Viper Energy Partners LLC , 5 .70% , 8/1/35 , Callable 5/1/35 @ 100 .................... 917 914
35,140
Financials (6.2%):
Acrisure LLC/Acrisure Finance, Inc.
8 .25% , 2/1/29 , Callable 9/5/26 @ 104.13 (a) ................................ 7,102 6,809
8 .50% , 6/15/29 , Callable 9/5/26 @ 104.25 (a) ............................... 1,834 1,750
6 .00% , 8/1/29 , Callable 9/5/26 @ 100 (a) .................................. 5,128 4,631
7 .50% , 11/6/30 , Callable 9/5/26 @ 103.75 (a) ............................... 2,390 2,313
6 .75% , 7/1/32 , Callable 7/1/28 @ 103.38 (a) ................................ 6,609 6,079
Affiliated Managers Group, Inc. , 5 .50% , 2/15/36 , Callable 11/15/35 @ 100 .............. 3,211 3,111
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6 .50% , 10/1/31 , Callable 10/1/27 @ 103.25 (a) .............................. 870 870
7 .38% , 10/1/32 , Callable 10/1/27 @ 103.69 (a) .............................. 3,032 3,050
American Express Co. , 4 .80% ( SOFR + 124 bps ) , 10/24/36 , Callable 10/24/35 @ 100 (b) ..... 1,652 1,561
Ameriprise Financial, Inc. , 5 .35% , 6/15/36 , Callable 3/15/36 @ 100 ................... 3,155 3,087
Aon Corp. , 6 .25% , 9/30/40 ................................................ 2,481 2,606
Aon North America, Inc. , 5 .75% , 3/1/54 , Callable 9/1/53 @ 100 ..................... 612 569
Apollo Debt Solutions BDC , 5 .70% , 1/23/31 , Callable 12/23/30 @ 100 (a) .............. 184 179
Apollo Global Management, Inc. , 5 .70% , 3/30/36 , Callable 12/30/35 @ 100 ............. 1,272 1,255
Arthur J. Gallagher & Co.
5 .15% , 2/15/35 , Callable 11/15/34 @ 100 .................................. 1,813 1,766
5 .55% , 2/15/55 , Callable 8/15/54 @ 100 .................................. 9 8
Athene Global Funding , 2 .67% , 6/7/31 (a) ...................................... 750 659
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance , 7 .13% ,
5/15/31 , Callable 5/15/27 @ 103.56 (a) .................................... 2,663 2,687
Bank of America Corp. , 2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (b) .... 1,697 1,465
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc. , 9 .50% , 7/1/32 , Callable
7/1/28 @ 104.75 (a) ................................................. 1,019 990
Blackstone Reg Finance Co. LLC , 4 .95% , 2/15/36 , Callable 11/15/35 @ 100 ............ 1,529 1,457

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Block Financial LLC
3 .88% , 8/15/30 , Callable 5/15/30 @ 100 .................................. $ 1,036 $ 979
5 .38% , 9/15/32 , Callable 7/15/32 @ 100 .................................. 6,265 6,138
Block, Inc.
6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 ................................ 400 404
6 .00% , 8/15/33 , Callable 8/15/28 @ 103 (a) ................................ 1,444 1,433
Blue Owl Finance LLC , 6 .25% , 4/18/34 , Callable 1/18/34 @ 100 ..................... 2,157 2,088
BMW US Capital LLC , 5 .20% , 8/11/35 , Callable 5/11/35 @ 100 (a) ................... 1,214 1,174
Broadstreet Partners Group LLC , 5 .88% , 4/15/29 , Callable 9/5/26 @ 100 (a) ............. 2,104 2,059
Brown & Brown, Inc.
5 .65% , 6/11/34 , Callable 3/11/34 @ 100 .................................. 79 79
5 .55% , 6/23/35 , Callable 3/23/35 @ 100 .................................. 7,487 7,346
6 .25% , 6/23/55 , Callable 12/12/54 @ 100 ................................. 21 20
Burford Capital Global Finance LLC
6 .25% , 4/15/28 , Callable 9/5/26 @ 100 (a) (j) ................................ 771 760
7 .50% , 7/15/33 , Callable 7/15/28 @ 103.75 (a) (j) ............................ 7,432 6,269
8 .50% , 1/15/34 , Callable 1/15/29 @ 104.25 (a) (j) ............................ 1,295 1,121
Capital One Financial Corp.
2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (b) .................... 1,250 1,073
6 .18% ( SOFR + 204 bps ) , 1/30/36 , Callable 1/30/35 @ 100 (b) .................... 877 879
Citadel Securities Global Holdings LLC , 5 .75% , 3/27/36 , Callable 12/27/35 @ 100 (a) ...... 1,463 1,421
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 2,650 2,828
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (b) .................................................. 978 853
Constellation Global Funding , 5 .70% , 8/5/31 (a) ................................. 2,417 2,410
CRC Insurance Group LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 9,663 9,650
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 1,000 995
Enstar Finance LLC , 5 .50% ( H15T5Y + 401 bps ) , 1/15/42 , Callable 1/15/27 @ 100 (b) ....... 9,886 9,756
ERAC USA Finance LLC , 5 .25% , 4/30/36 , Callable 1/30/36 @ 100 (a) ................. 2,852 2,790
Fifth Third Bancorp , 5 .14% ( SOFR + 124 bps ) , 1/29/37 , Callable 1/29/36 @ 100 (b) (j) ....... 3,651 3,503
First Eagle Holdings, Inc. , 7 .25% , 8/15/32 , Callable 8/15/28 @ 103.63 (a) ............... 355 359
Fiserv, Inc. , 5 .25% , 8/11/35 , Callable 5/11/35 @ 100 (j) ............................ 1,226 1,171
Ford Motor Credit Co. LLC , 5 .87% , 10/31/35 , Callable 7/31/35 @ 100 ................ 1,802 1,739
Global Payments, Inc. , 5 .55% , 11/15/35 , Callable 8/15/35 @ 100 ..................... 2,863 2,727
Hightower Holding LLC
6 .75% , 4/15/29 , Callable 9/5/26 @ 100 (a) ................................. 1,820 1,814
9 .13% , 1/31/30 , Callable 9/5/26 @ 104.56 (a) ............................... 568 591
Horseshoe Funding Trust , 6 .06% , 2/15/36 , Callable 11/15/35 @ 100 (a) ................ 739 736
HUB International Ltd.
5 .63% , 12/1/29 , Callable 9/5/26 @ 101.41 (a) ............................... 2,232 2,230
7 .38% , 1/31/32 , Callable 1/31/27 @ 103.69 (a) .............................. 328 335
Huntington Bancshares, Inc.
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (b) .................. 2,646 2,260
5 .61% ( H15T5Y + 135 bps ) , 1/28/41 , Callable 10/28/35 @ 100 (b) ................. 2,192 2,101
Intercontinental Exchange, Inc. , 2 .65% , 9/15/40 , Callable 3/15/40 @ 100 ............... 2,131 1,496
Jane Street Group/JSG Finance, Inc.
7 .13% , 4/30/31 , Callable 4/30/27 @ 103.56 (a) .............................. 3,030 3,128
6 .75% , 5/1/33 , Callable 5/1/28 @ 103.38 (a) ................................ 6,118 6,236
Jefferies Finance LLC/JFIN Co-Issuer Corp. , 6 .63% , 10/15/31 , Callable 10/15/27 @ 103.31 (a) 1,771 1,738
Jefferies Financial Group, Inc. , 5 .50% , 2/15/36 , Callable 11/15/35 @ 100 ............... 1,109 1,049
JPMorgan Chase & Co.
4 .90% ( SOFR + 107 bps ) , 1/22/37 , Callable 1/22/36 @ 100 (b) .................... 2,324 2,216
5 .19% ( SOFR + 130 bps ) , 2/5/37 , Callable 2/5/36 @ 100 (b) ...................... 2,312 2,217
5 .80% ( H15T5Y + 125 bps ) , 7/23/41 , Callable 7/23/36 @ 100 (b) .................. 3,465 3,425
KeyCorp
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (b) ............ 1,557 1,510
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (b) ................. 3,445 3,596
KeyCorp Capital II , 6 .88% , 3/17/29 .......................................... 750 765
KKR & Co., Inc. , 5 .10% , 8/7/35 , Callable 5/7/35 @ 100 ........................... 1,985 1,889
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. , 7 .00% , 7/15/31 ,
Callable 7/15/27 @ 103.5 (a) ........................................... 3,057 3,161
Loews Corp. , 4 .94% , 4/1/36 , Callable 1/1/36 @ 100 .............................. 1,656 1,581

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
LPL Holdings, Inc.
5 .65% , 3/15/35 , Callable 12/15/34 @ 100 ................................. $ 1,568 $ 1,531
5 .75% , 6/15/35 , Callable 3/15/35 @ 100 .................................. 1,854 1,823
LSEG US Fin Corp. , 5 .25% , 3/23/36 , Callable 12/23/35 @ 100 (a) .................... 1,583 1,540
M&T Bank Corp. , 5 .40% ( H15T5Y + 143 bps ) , 7/30/35 , Callable 7/30/30 @ 100 (b) ........ 1,633 1,618
Marsh & McLennan Cos., Inc.
4 .95% , 3/15/36 , Callable 12/15/35 @ 100 ................................. 1,593 1,535
4 .75% , 3/15/39 , Callable 9/15/38 @ 100 .................................. 1,456 1,339
5 .40% , 3/15/55 , Callable 9/15/54 @ 100 .................................. 513 462
MassMutual Global Funding II , 5 .05% , 8/26/35 (a) ............................... 5,939 5,759
MetLife, Inc. , 9 .25% , 4/8/38 , Callable 4/8/33 @ 100 (a) ............................ 3,431 3,962
Mobius Merger Sub, Inc. , 9 .00% , 6/1/30 , Callable 9/5/26 @ 104.5 (a) .................. 7,574 5,193
Morgan Stanley
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (b) .................... 1,177 1,010
4 .89% ( SOFR + 131 bps ) , 10/22/36 , Callable 10/22/35 @ 100 (b) .................. 2,262 2,143
5 .07% ( SOFR + 118 bps ) , 1/30/37 , Callable 1/30/36 @ 100 (b) .................... 2,425 2,318
Morgan Stanley Private Bank NA , 4 .73% ( SOFR + 108 bps ) , 7/18/31 , Callable 7/18/30 @ 100 (b) 2,866 2,829
MSCI, Inc. , 5 .15% , 3/15/36 , Callable 12/15/35 @ 100 ............................. 2,934 2,784
MSD Investment Corp.
6 .38% , 6/12/29 , Callable 5/12/29 @ 100 (a) ................................ 980 978
6 .13% , 2/5/31 , Callable 1/5/31 @ 100 (a) .................................. 7,946 7,697
New York Life Global Funding , 5 .35% , 1/23/35 (a) ............................... 5,230 5,215
New York Life Insurance Co. , 6 .75% , 11/15/39 (a) ................................ 4,894 5,273
Northern Trust Corp. , 5 .12% ( H15T5Y + 105 bps ) , 11/19/40 , Callable 11/19/35 @ 100 (b) .... 5,817 5,563
Osaic Holdings, Inc.
6 .75% , 8/1/32 , Callable 8/1/28 @ 103.38 (a) ................................ 100 100
8 .00% , 8/1/33 , Callable 8/1/28 @ 104 (a) .................................. 3,842 3,895
Pinnacle Financial Partners, Inc. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (b) ............... 4,787 4,958
Prudential Financial, Inc. , 6 .25% ( H15T5Y + 178 bps ) , 6/15/56 , Callable 3/15/36 @ 100 (b) ... 286 284
Raymond James Financial, Inc. , 4 .90% , 9/11/35 , Callable 6/11/35 @ 100 ............... 2,301 2,196
Rocket Cos., Inc.
6 .38% , 8/1/33 , Callable 8/1/28 @ 103.19 (a) ................................ 386 389
6 .50% , 6/15/34 , Callable 6/15/29 @ 103.25 (a) .............................. 2,566 2,591
Ryan Specialty LLC , 5 .88% , 8/1/32 , Callable 8/1/27 @ 102.94 (a) .................... 20,439 20,160
Santander Holdings USA, Inc.
6 .34% ( SOFR + 214 bps ) , 5/31/35 , Callable 5/31/34 @ 100 (b) (j) .................. 2,344 2,428
5 .70% ( SOFR + 160 bps ) , 6/5/37 , Callable 6/5/36 @ 100 (b) ...................... 2,450 2,388
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (b) ......... 2,880 2,993
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 1,334 1,172
Sumisho Air Lease Corp. , 5 .50% , 3/24/36 , Callable 12/24/35 @ 100 (a) ................ 2,136 2,080
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 4,632 4,530
Synchrony Financial , 6 .28% ( SOFR + 203 bps ) , 7/31/37 , Callable 7/31/36 @ 100 (b) ........ 2,073 2,071
Takeda US Financing, Inc. , 5 .20% , 7/7/35 , Callable 4/7/35 @ 100 .................... 1,163 1,139
The Bank of New York Mellon Corp.
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (b) .................... 216 215
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (b) .................... 2,316 2,318
The Carlyle Group, Inc. , 5 .05% , 9/19/35 , Callable 6/19/35 @ 100 .................... 2,686 2,550
The Charles Schwab Corp. , 4 .91% ( SOFR + 123 bps ) , 11/14/36 , Callable 11/14/35 @ 100 (b) .. 1,975 1,887
The Goldman Sachs Group, Inc.
5 .07% ( SOFR + 119 bps ) , 1/21/37 , Callable 1/21/36 @ 100 (b) .................... 1,472 1,403
5 .43% ( SOFR + 131 bps ) , 6/3/37 , Callable 6/3/36 @ 100 (b) ...................... 1,409 1,377
5 .66% ( SOFR + 145 bps ) , 7/21/37 , Callable 7/21/36 @ 100 (b) .................... 347 345
The NorthWestern Mutual Life Insurance Co. , 6 .06% , 3/30/40 (a) ..................... 2,132 2,141
The PNC Financial Services Group, Inc.
5 .37% ( SOFR + 142 bps ) , 7/21/36 , Callable 7/21/35 @ 100 (b) .................... 1,928 1,904
5 .42% ( H15T5Y + 117 bps ) , 1/25/41 , Callable 1/25/36 @ 100 (b) .................. 9,875 9,449
The Western Union Co. , 4 .75% , 6/15/29 , Callable 5/15/29 @ 100 .................... 1,421 1,406
Toyota Motor Credit Corp. , 4 .80% , 1/11/36 (j) ................................... 1,976 1,898
TPG Operating Group II LP
4 .88% , 5/15/31 , Callable 4/15/31 @ 100 .................................. 175 171
5 .38% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 2,559 2,462

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (b) (g) ...................... $ 39 $ 39
4 .96% ( SOFR + 140 bps ) , 10/23/36 , Callable 10/23/35 @ 100 , MTN (b) ............. 2,658 2,530
U.S. Bancorp
5 .03% ( SOFR + 110 bps ) , 1/26/37 , Callable 1/26/36 @ 100 (b) .................... 3,673 3,535
5 .72% ( H15T5Y + 125 bps ) , 5/20/41 , Callable 5/20/36 @ 100 (b) .................. 3,550 3,464
Voyager Parent LLC , 9 .25% , 7/1/32 , Callable 7/1/28 @ 104.63 (a) .................... 1,243 1,321
Wells Fargo & Co. , 4 .96% ( SOFR + 110 bps ) , 1/23/37 , Callable 1/23/36 @ 100 (b) .......... 2,974 2,840
Willis North America, Inc. , 5 .15% , 3/15/36 , Callable 12/15/35 @ 100 ................. 4,337 4,159
324,360
Health Care (1.6%):
180 Medical, Inc. , 5 .30% , 10/8/35 , Callable 7/8/35 @ 100 (a) ........................ 1,156 1,110
Alcon Finance Corp. , 5 .75% , 12/6/52 , Callable 6/6/52 @ 100 (a) ..................... 172 162
Amgen, Inc. , 4 .85% , 2/19/36 , Callable 11/19/35 @ 100 ............................ 1,093 1,047
AthenaHealth Group, Inc. , 6 .50% , 2/15/30 , Callable 9/5/26 @ 101.63 (a) ............... 2,969 2,868
Baxter International, Inc. , 5 .65% , 12/15/35 , Callable 9/15/35 @ 100 ................... 917 897
Bayer US Finance II LLC , 4 .63% , 6/25/38 , Callable 12/25/37 @ 100 (a) ................ 3,350 2,959
Boston Medical Center Corp. , 3 .91% , 7/1/28 ................................... 3,000 2,910
Centene Corp.
4 .63% , 12/15/29 , Callable 9/5/26 @ 101.54 ................................ 3,426 3,319
2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ................................... 537 468
CHS/Community Health Systems, Inc. , 4 .75% , 2/15/31 , Callable 8/21/26 @ 102.38 (a) (j) .... 500 445
CVS Health Corp.
4 .78% , 3/25/38 , Callable 9/25/37 @ 100 .................................. 2,509 2,292
6 .75% ( H15T5Y + 252 bps ) , 12/10/54 , Callable 9/10/34 @ 100 (b) ................. 918 944
DENTSPLY SIRONA, Inc.
3 .25% , 6/1/30 , Callable 3/1/30 @ 100 (j) .................................. 1,105 1,022
8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (b) .................. 3,164 3,150
Gaia Purchaser, Inc. , 7 .63% , 7/15/33 , Callable 7/15/29 @ 103.81 (a) ................... 2,094 2,101
GE HealthCare Technologies, Inc. , 4 .95% , 12/15/35 , Callable 9/15/35 @ 100 ............ 1,045 999
HCA, Inc.
5 .30% , 5/15/36 , Callable 2/15/36 @ 100 .................................. 716 694
5 .13% , 6/15/39 , Callable 12/15/38 @ 100 ................................. 1,343 1,244
5 .70% , 11/15/55 , Callable 5/15/55 @ 100 .................................. 963 867
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .88% , 6/15/54 , Callable 12/15/53 @
100 (a) ........................................................... 427 389
Medline Borrower LP , 5 .25% , 10/1/29 , Callable 9/5/26 @ 101.31 (a) .................. 31,721 31,437
Organon & Co./Organon Foreign Debt Co-Issuer BV
5 .13% , 4/30/31 , Callable 9/5/26 @ 102.56 (a) ............................... 5,420 5,368
7 .88% , 5/15/34 , Callable 5/15/29 @ 103.94 (a) .............................. 2,949 3,149
Orlando Health Obligated Group , 5 .48% , 10/1/35 , Callable 4/1/35 @ 100 ............... 245 246
Teva Pharmaceutical Finance Co. LLC , 6 .15% , 2/1/36 ............................ 176 180
The Cigna Group , 5 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 1,161 1,139
Thermo Fisher Scientific, Inc. , 4 .89% , 10/7/37 , Callable 7/7/37 @ 100 ................. 632 606
Universal Health Services, Inc. , 5 .05% , 10/15/34 , Callable 7/15/34 @ 100 .............. 2,366 2,228
Vanderbilt University Medical Center , 4 .17% , 7/1/37 , Callable 1/1/37 @ 100 ............ 1,445 1,299
Viatris, Inc. , 3 .85% , 6/22/40 , Callable 12/22/39 @ 100 ............................ 389 298
VSP Optical Group, Inc.
5 .45% , 12/1/35 , Callable 9/1/35 @ 100 (a) ................................. 1,799 1,765
5 .65% , 6/1/36 , Callable 3/1/36 @ 100 (a) .................................. 4,197 4,160
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... 1,337 1,313
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 (j) ............................ 2,788 2,701
85,776
Industrials (2.4%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 278 247
Alaska Airlines Pass Through Trust , 4 .80% , 8/15/27 (a) ............................ 3,413 3,409
American Airlines Pass Through Trust
3 .60% , 10/15/29 .................................................... 1,134 1,071
5 .65% , 11/11/34 .................................................... 1,624 1,585
5 .75% , 5/10/35 .................................................... 3,553 3,487
6 .30% , 8/20/35 .................................................... 4,145 4,144
5 .25% , 11/10/38 .................................................... 2,131 2,069

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
American Builders & Contractors Supply Co., Inc. , 4 .00% , 1/15/28 , Callable 9/5/26 @ 100 (a) $ 2,127 $ 2,095
Arcosa, Inc.
4 .38% , 4/15/29 , Callable 8/21/26 @ 100.73 (a) .............................. 2,091 2,046
6 .88% , 8/15/32 , Callable 8/15/27 @ 103.44 (a) .............................. 16,419 16,948
BlueLinx Holdings, Inc. , 6 .00% , 11/15/29 , Callable 9/5/26 @ 101.5 (a) ................. 2,030 2,001
Booz Allen Hamilton, Inc. , 5 .90% , 1/30/34 , Callable 11/30/33 @ 100 .................. 3,454 3,410
British Airways Pass Through Trust , 3 .35% , 6/15/29 (a) ............................ 840 812
Broadridge Financial Solutions, Inc. , 5 .75% , 5/15/36 , Callable 2/15/36 @ 100 ........... 2,731 2,688
Carlisle Cos., Inc. , 5 .55% , 9/15/40 , Callable 6/15/40 @ 100 ......................... 3,232 3,116
Carpenter Technology Corp. , 5 .63% , 3/1/34 , Callable 3/1/29 @ 102.81 (a) ............... 2,950 2,909
Carrix, Inc. , 6 .13% , 8/1/33 , Callable 8/1/29 @ 103.06 (a) ........................... 4,158 4,140
Delta Air Lines Pass Through Trust , 2 .50% , 6/10/28 .............................. 2,518 2,428
Delta Air Lines, Inc.
3 .75% , 10/28/29 , Callable 7/28/29 @ 100 ................................. 1,681 1,616
5 .25% , 7/10/30 , Callable 6/10/30 @ 100 .................................. 140 141
Equifax, Inc. , 5 .65% , 8/15/33 , Callable 6/15/33 @ 100 ............................ 1,862 1,868
Experian Finance US, Inc. , 5 .35% , 8/24/36 , Callable 5/24/36 @ 100 (a) ................ 5,966 5,789
FedEx Freight Holding Co., Inc. , 5 .25% , 3/15/36 , Callable 12/15/35 @ 100 (a) ........... 768 733
Flowserve Corp. , 5 .70% , 5/15/36 , Callable 2/15/36 @ 100 .......................... 844 825
GATX Corp. , 5 .50% , 6/15/35 , Callable 3/15/35 @ 100 ............................ 1,802 1,782
Hubbell, Inc. , 4 .80% , 11/15/35 , Callable 8/15/35 @ 100 ........................... 784 745
JetBlue Pass Through Trust
7 .75% , 11/15/28 .................................................... 2,131 2,130
2 .75% , 5/15/32 .................................................... 1,184 1,038
JH North America Holdings, Inc. , 6 .13% , 7/31/32 , Callable 7/31/28 @ 103.06 (a) ......... 5,000 5,012
Kennametal, Inc. , 5 .80% , 5/28/36 , Callable 2/28/36 @ 100 ......................... 1,329 1,313
Lockheed Martin Corp. , 5 .00% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 963 949
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 1,054 1,077
Otis Worldwide Corp.
5 .13% , 9/4/35 , Callable 6/4/35 @ 100 .................................... 392 384
3 .11% , 2/15/40 , Callable 8/15/39 @ 100 .................................. 1,823 1,364
Paychex, Inc. , 5 .60% , 4/15/35 , Callable 1/15/35 @ 100 (j) .......................... 5,146 5,113
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 177 184
Resideo Funding II LLC , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) (j) .............. 589 589
Roller Bearing Co. of America, Inc. , 4 .38% , 10/15/29 , Callable 9/5/26 @ 101.09 (a) ....... 429 417
RXO, Inc. , 6 .38% , 5/15/31 , Callable 5/15/28 @ 103.19 (a) .......................... 430 429
Southwest Airlines Co. , 5 .25% , 11/15/35 , Callable 8/15/35 @ 100 .................... 329 312
Stonepeak Nile Parent LLC , 7 .25% , 3/15/32 , Callable 3/15/28 @ 103.63 (a) ............. 2,242 2,311
Sumisho Air Lease Corp. , 8 .26% ( H15T5Y + 408 bps ) , Callable 9/15/26 @ 100 (b) (g) ....... 458 460
Sunbelt Rentals Holdings, Inc. , 5 .65% , 8/12/36 , Callable 5/12/36 @ 100 (a) ............. 3,732 3,670
Textron, Inc. , 4 .95% , 3/15/36 , Callable 12/15/35 @ 100 ........................... 2,152 2,055
The Boeing Co.
6 .88% , 3/15/39 .................................................... 10,823 11,830
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,343 2,212
6 .86% , 5/1/54 , Callable 11/1/53 @ 100 ................................... 852 913
The GEO Group, Inc. , 8 .63% , 4/15/29 , Callable 8/16/26 @ 104.31 .................... 239 249
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 489 460
United Airlines Pass Through Trust
3 .50% , 5/1/28 ..................................................... 1,469 1,429
5 .88% , 2/15/37 .................................................... 1,702 1,694
Verisk Analytics, Inc. , 5 .13% , 3/15/36 , Callable 12/15/35 @ 100 ..................... 978 932
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 3,204 3,210
XPO, Inc. , 6 .25% , 6/1/28 , Callable 8/16/26 @ 101.56 (a) ........................... 83 84
123,924
Information Technology (2.5%):
Accenture Capital, Inc. , 5 .60% , 7/10/36 , Callable 4/10/36 @ 100 ..................... 13,569 13,429
Apple, Inc. , 2 .38% , 2/8/41 , Callable 8/8/40 @ 100 ............................... 3,466 2,375
Broadcom, Inc.
4 .95% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 3,759 3,528
3 .50% , 2/15/41 , Callable 8/15/40 @ 100 .................................. 3,589 2,705
Cadence Design Systems, Inc. , 4 .70% , 9/10/34 , Callable 6/10/34 @ 100 ................ 100 96
Citadel Finance LLC , 5 .15% , 2/14/31 , Callable 1/14/31 @ 100 (a) .................... 1,190 1,157
Cloud Software Group LLC , 6 .50% , 3/31/29 , Callable 8/16/26 @ 103.25 (a) ............. 3,768 3,685

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Dell International LLC/EMC Corp. , 5 .25% , 2/15/37 , Callable 11/15/36 @ 100 ........... $ 6,109 $ 5,860
Ellucian Holdings, Inc. , 6 .50% , 12/1/29 , Callable 12/1/26 @ 103.25 (a) ................. 1,813 1,746
Foundry JV Holdco LLC
6 .40% , 1/25/38 , Callable 10/25/37 @ 100 (a) ............................... 862 889
6 .30% , 1/25/39 , Callable 10/25/38 @ 100 (a) ............................... 1,006 1,031
Hewlett Packard Enterprise Co. , 5 .60% , 10/15/54 , Callable 4/15/54 @ 100 .............. 2,072 1,804
Intel Corp. , 5 .30% , 5/15/36 , Callable 2/15/36 @ 100 .............................. 1,778 1,717
International Business Machines Corp.
4 .95% , 2/3/36 , Callable 11/3/35 @ 100 ................................... 3,249 3,063
4 .15% , 5/15/39 .................................................... 5,616 4,673
Intuit, Inc. , 5 .50% , 6/15/36 , Callable 3/15/36 @ 100 .............................. 7,303 7,139
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 269 260
Microsoft Corp. , 5 .30% , 2/8/41 ............................................. 2,673 2,637
NVIDIA Corp.
4 .95% , 6/15/36 , Callable 3/15/36 @ 100 .................................. 3,798 3,629
3 .50% , 4/1/40 , Callable 10/1/39 @ 100 ................................... 10,054 7,979
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 2,858 2,571
5 .70% , 2/4/36 , Callable 11/4/35 @ 100 ................................... 1,215 1,126
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 6,581 5,210
3 .60% , 4/1/40 , Callable 10/1/39 @ 100 ................................... 4,762 3,295
5 .95% , 9/26/55 , Callable 3/26/55 @ 100 .................................. 12,148 9,656
Qnity Electronics, Inc. , 5 .75% , 8/15/32 , Callable 8/15/28 @ 102.88 (a) ................. 2,266 2,253
Rocket Software, Inc. , 9 .00% , 11/28/28 , Callable 8/16/26 @ 102 (a) ................... 6,729 6,660
Roper Technologies, Inc. , 5 .10% , 9/15/35 , Callable 6/15/35 @ 100 ................... 3,964 3,782
Salesforce, Inc.
2 .70% , 7/15/41 , Callable 1/15/41 @ 100 .................................. 13,749 9,011
6 .40% , 3/15/46 , Callable 9/15/45 @ 100 .................................. 7,706 7,415
ServiceNow, Inc.
5 .40% , 5/15/36 , Callable 2/15/36 @ 100 .................................. 2,779 2,709
6 .30% , 5/15/56 , Callable 11/15/55 @ 100 .................................. 2,118 2,038
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 409 397
TD SYNNEX Corp. , 5 .30% , 10/10/35 , Callable 7/10/35 @ 100 ...................... 720 689
Trimble, Inc. , 6 .10% , 3/15/33 , Callable 12/15/32 @ 100 ........................... 1 1
UKG, Inc. , 6 .88% , 2/1/31 , Callable 2/1/27 @ 103.44 (a) ............................ 5,537 5,424
VeriSign, Inc. , 5 .10% , 7/15/31 , Callable 6/15/31 @ 100 ............................ 1,000 996
132,635
Materials (1.0%):
Amcor Flexibles North America, Inc. , 5 .13% , 3/12/36 , Callable 12/12/35 @ 100 .......... 1,332 1,285
Amrize Finance US LLC , 5 .40% , 4/7/35 , Callable 1/7/35 @ 100 ..................... 384 382
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 600 554
CRH America Finance, Inc.
5 .00% , 2/9/36 , Callable 11/9/35 @ 100 ................................... 3,521 3,377
5 .88% , 1/9/55 , Callable 7/9/54 @ 100 .................................... 381 367
Eagle Materials, Inc. , 5 .00% , 3/15/36 , Callable 12/15/35 @ 100 ...................... 5,263 4,958
Ecolab, Inc. , 5 .00% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 511 501
FMC Corp. , 8 .00% , 6/1/31 , Callable 6/1/28 @ 104 (a) ............................. 500 516
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 21,331 15,364
Martin Marietta Materials, Inc.
5 .15% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 851 833
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 (j) .................................. 1,519 1,373
Packaging Corp. of America , 5 .20% , 8/15/35 , Callable 5/15/35 @ 100 ................. 1,000 981
Reliance, Inc. , 6 .85% , 11/15/36 ............................................. 1,862 2,029
Sonoco Products Co.
5 .00% , 9/1/34 , Callable 6/1/34 @ 100 (j) .................................. 100 96
5 .75% , 11/1/40 , Callable 5/1/40 @ 100 ................................... 2,105 2,080
Southern Copper Corp. , 5 .35% , 6/24/36 , Callable 3/24/36 @ 100 ..................... 2,100 2,044
Sword Purchaser LLC , 8 .25% , 4/15/33 , Callable 4/15/29 @ 104.13 (a) ................. 331 339
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 1,219 1,227
The Dow Chemical Co.
5 .65% , 3/15/36 , Callable 12/15/35 @ 100 (j) ................................ 2,005 1,970
5 .25% , 11/15/41 , Callable 5/15/41 @ 100 .................................. 4,607 4,083
The Sherwin-Williams Co. , 5 .15% , 8/15/35 , Callable 5/15/35 @ 100 .................. 1,676 1,647

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Steel Corp. , 5 .70% , 8/1/36 , Callable 5/1/36 @ 100 (a) .......................... $ 1,355 $ 1,331
Vulcan Materials Co.
5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 636 634
5 .70% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 256 240
Westlake Corp.
5 .55% , 11/15/35 , Callable 8/15/35 @ 100 .................................. 1,205 1,170
2 .88% , 8/15/41 , Callable 2/15/41 @ 100 .................................. 2,825 1,891
51,272
Real Estate (0.9%):
Alexandria Real Estate Equities, Inc. , 5 .50% , 10/1/35 , Callable 7/1/35 @ 100 (j) .......... 100 98
American Assets Trust LP , 6 .15% , 10/1/34 , Callable 7/1/34 @ 100 .................... 347 345
American Tower Trust #1 , 5 .49% , 3/15/28 , Callable 3/15/27 @ 100 (a) ................. 3,740 3,763
Beacon Point DC LLC , 6 .13% , 11/30/42 , Callable 5/30/42 @ 100 (a) .................. 4,847 4,641
Boston Properties LP , 2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ....................... 52 42
CBRE Services, Inc. , 5 .25% , 6/1/36 , Callable 3/1/36 @ 100 ........................ 1,453 1,403
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 3,394 3,043
Essex Portfolio LP , 5 .50% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 617 617
Extra Space Storage LP , 5 .35% , 1/15/35 , Callable 10/15/34 @ 100 .................... 669 658
GLP Capital LP/GLP Financing II, Inc. , 5 .63% , 3/1/36 , Callable 12/1/35 @ 100 .......... 2,915 2,798
Healthpeak OP LLC , 5 .38% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 406 401
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance) , 5 .02% ,
7/15/28 (a) ........................................................ 116 116
Kilroy Realty LP , 6 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 1,754 1,746
Regency Centers LP , 5 .10% , 1/15/35 , Callable 10/15/34 @ 100 ...................... 321 315
SBA Tower Trust
2 .33% , 1/15/28 , Callable 9/5/26 @ 100 (a) ................................. 3,000 2,893
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 2,947 2,972
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 9,035 9,002
2 .59% , 10/15/31 (a) .................................................. 5,000 4,411
Sopaipilla Investor LLC , 7 .53% , 11/30/48 , Callable 5/30/48 @ 100 (a) ................. 2,072 2,147
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 ..... 295 290
The Howard Hughes Corp.
5 .88% , 3/1/32 , Callable 9/1/28 @ 102.94 (a) ................................ 450 439
6 .13% , 3/1/34 , Callable 3/1/29 @ 103.06 (a) ................................ 9 9
The NHP Foundation , 6 .00% , 12/1/33 , Callable 6/1/33 @ 100 ....................... 2,821 2,937
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (a) .. 765 755
VICI Properties LP , 5 .63% , 4/1/35 , Callable 1/1/35 @ 100 .......................... 260 255
46,096
Utilities (0.8%):
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 261 265
CenterPoint Energy Houston Electric LLC , 5 .05% , 3/1/35 , Callable 12/1/34 @ 100 ........ 1,344 1,311
Centerpoint Energy Restoration Bond Co. III LLC , 4 .86% , 12/15/39 .................. 3,615 3,449
Cleco Power LLC , 5 .30% , 1/15/36 , Callable 10/15/35 @ 100 (a) ...................... 1,804 1,760
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (b) ......... 959 933
Constellation Energy Generation LLC , 5 .00% , 2/1/31 , Callable 2/1/27 @ 101.67 .......... 5,767 5,731
Dominion Energy, Inc.
5 .35% , 6/15/36 , Callable 3/15/36 @ 100 .................................. 2,460 2,393
7 .00% ( H15T5Y + 251 bps ) , 6/1/54 , Callable 3/3/34 @ 100 (b) .................... 2,159 2,249
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 100 103
Duke Energy Carolinas SC Storm Funding LLC , 4 .90% , 3/1/46 ...................... 1,428 1,379
Duke Energy Corp. , 3 .30% , 6/15/41 , Callable 12/15/40 @ 100 ....................... 2,713 1,998
Duke Energy Progress SC Storm Funding LLC , 5 .40% , 3/1/44 ....................... 2,227 2,210
Entergy Louisiana LLC , 5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................... 798 790
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 2,877 2,850
Interstate Power and Light Co. , 5 .60% , 6/29/35 , Callable 3/29/35 @ 100 ............... 3,269 3,286
NextEra Energy Capital Holdings, Inc. , 6 .00% ( H15T5Y + 184 bps ) , 10/1/56 , Callable 7/4/31 @
100 (b) ........................................................... 364 358
Oncor Electric Delivery Co. LLC , 5 .35% , 4/1/35 , Callable 1/1/35 @ 100 ............... 1,111 1,108
Public Service Co. of Oklahoma , 5 .45% , 1/15/36 , Callable 10/15/35 @ 100 ............. 233 230
The AES Corp. , 5 .75% , 7/15/33 , Callable 5/15/33 @ 100 .......................... 1,198 1,187

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Vistra Operations Co. LLC
7 .75% , 10/15/31 , Callable 10/15/26 @ 103.88 (a) ............................ $ 2,532 $ 2,640
6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (a) .............................. 4,170 4,306
40,536
Total Corporate Bonds (Cost $1,050,486)
a
a
a
1,031,299
Yankee Dollars (5.3%)
Communication Services (0.3%):
Altice France Lux 3/Altice Holdings 1 , 10 .00% , 1/15/33 , Callable 10/1/26 @ 101 (a) ....... 5,319 5,227
Altice France SA , 6 .50% , 4/15/32 , Callable 10/1/26 @ 101 (a) ....................... 5,175 5,011
Orange SA , 5 .00% , 1/13/36 , Callable 10/13/35 @ 100 (a) ........................... 2,204 2,099
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 722 664
Telecom Italia Capital SA , 7 .20% , 7/18/36 ..................................... 4,365 4,711
TELUS Corp. , 6 .38% ( H15T5Y + 269 bps ) , 6/9/56 , Callable 3/9/31 @ 100 (b) ............. 154 152
17,864
Consumer Discretionary (1.0%):
Carnival Corp. Ltd.
7 .00% , 8/15/29 , Callable 8/15/26 @ 103.5 (a) ............................... 10,626 10,991
6 .13% , 2/15/33 , Callable 2/15/28 @ 103.06 (a) .............................. 9,370 9,372
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 650 583
Gildan Activewear, Inc. , 5 .40% , 10/7/35 , Callable 7/7/35 @ 100 (a) ................... 1,967 1,884
Global Auto Holdings Ltd./AAG FH UK Ltd. , 8 .38% , 1/15/29 , Callable 9/5/26 @ 104.19 (a) . 1,700 1,684
NCL Corp. Ltd.
6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ................................ 7,393 7,246
6 .25% , 9/15/33 , Callable 9/15/28 @ 103.13 (a) .............................. 2,664 2,532
Pershing Square Holdings Ltd. , 5 .50% , 10/28/32 , Callable 8/28/32 @ 100 (a) ............ 8,100 7,915
Royal Caribbean Cruises Ltd.
6 .25% , 3/15/32 , Callable 3/15/27 @ 103.13 (a) .............................. 1,559 1,585
6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (a) .................................. 2,826 2,847
5 .25% , 2/27/38 , Callable 8/27/37 @ 100 .................................. 100 94
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 8/21/26 @ 100 (a) .......... 7,383 7,374
54,107
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc. , 5 .08% , 9/29/35 , Callable 6/29/35 @ 100 (a) ............. 1,769 1,703
Bacardi Ltd./Bacardi-Martini B.V. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ........... 121 119
Bacardi-Martini B.V. , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (a) ..................... 3,619 3,645
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 8,601 7,313
Imperial Brands Finance PLC , 5 .63% , 7/1/35 , Callable 4/1/35 @ 100 (a) ................ 1,376 1,358
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5 .63% , 3/10/37 , Callable 12/10/36 @ 100 (a) ............................... 1,800 1,760
6 .25% , 3/1/56 , Callable 9/1/55 @ 100 .................................... 192 179
16,077
Energy (0.3%):
Aker BP ASA , 5 .13% , 10/1/34 , Callable 7/1/34 @ 100 (a) .......................... 314 302
BP Capital Markets PLC , 4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (b) (g) ........ 142 139
Breakwater Energy Holdings SARL , 9 .25% , 11/15/30 , Callable 11/15/27 @ 104.63 (a) ...... 2,320 2,451
Enbridge, Inc.
5 .63% , 4/5/34 , Callable 1/5/34 @ 100 .................................... 260 263
5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (b) .................. 50 50
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (a) ...................... 77 78
Saudi Arabian Oil Co. , 5 .00% , 2/2/36 , Callable 11/2/35 @ 100 (a) .................... 7,468 7,148
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 6,846 7,144
Var Energi ASA , 6 .50% , 5/22/35 , Callable 2/22/35 @ 100 (a) ........................ 250 260
17,835
Financials (2.4%):
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (b) ............. 1,200 1,234
Ardonagh Finco Ltd. , 7 .75% , 2/15/31 , Callable 2/15/27 @ 103.88 (a) .................. 1,349 1,369
Ardonagh Group Finance Ltd. , 8 .88% , 2/15/32 , Callable 2/15/27 @ 104.44 (a) ........... 6,276 6,249
Ascot Group Ltd. , 6 .35% ( H15T5Y + 238 bps ) , 6/15/35 , Callable 3/15/30 @ 100 (a) (b) ....... 2,449 2,440
Avilease Capital Ltd. , 5 .50% , 6/30/31 , Callable 5/30/31 @ 100 (a) .................... 2,048 2,040

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... $ 544 $ 552
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (b) ........ 944 836
Barclays PLC , 3 .56% ( H15T5Y + 290 bps ) , 9/23/35 , Callable 9/23/30 @ 100 (b) ........... 1,650 1,536
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7 .63% ( H15T5Y + 338 bps ) , 2/11/35 , Callable 2/11/30 @ 100 (a) (b) ................ 2,602 2,665
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) (b) ................ 1,759 1,886
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (b) .................. 1,196 1,259
BNP Paribas SA , 5 .74% ( SOFR + 188 bps ) , 2/20/35 , Callable 2/20/34 @ 100 (a) (b) ......... 510 517
BPCE SA , 6 .29% ( SOFR + 204 bps ) , 1/14/36 , Callable 1/14/35 @ 100 (a) (b) .............. 2,373 2,425
Brookfield Asset Management Ltd.
5 .30% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 4,374 4,193
6 .08% , 9/15/55 , Callable 3/15/55 @ 100 .................................. 1,190 1,144
CI Financial Corp.
7 .50% , 5/30/29 , Callable 4/30/29 @ 100 (a) ................................ 2,263 2,361
3 .20% , 12/17/30 , Callable 9/17/30 @ 100 (j) ................................ 6,521 5,899
4 .10% , 6/15/51 , Callable 12/15/50 @ 100 ................................. 5,076 3,294
CI Financial Holdings Ltd. , 7 .63% ( H15T5Y + 325 bps ) , 7/23/56 , Callable 4/23/31 @ 100 (a) (b) 6,922 6,959
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (b) ....... 1,477 1,506
Deutsche Bank AG , 5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (b) ......... 1,402 1,376
Flutter Treasury DAC
6 .38% , 4/29/29 , Callable 9/5/26 @ 103.19 (a) ............................... 2,471 2,502
5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) ............................... 9,561 9,456
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7 .25% , 2/15/31 , Callable 2/15/27 @ 103.63 (a) .............................. 2,776 2,750
8 .13% , 2/15/32 , Callable 2/15/27 @ 104.06 (a) .............................. 18,997 17,664
HSBC Holdings PLC , 6 .80% , 6/1/38 ......................................... 1,000 1,065
ING Groep NV , 6 .11% ( SOFR + 209 bps ) , 9/11/34 , Callable 9/11/33 @ 100 (b) ............ 1,712 1,780
JAB Holdings BV , 3 .75% , 5/28/51 , Callable 11/28/50 @ 100 (a) ...................... 155 103
Jones Deslauriers Insurance Management, Inc.
8 .50% , 3/15/30 , Callable 9/5/26 @ 104.25 (a) ............................... 31 32
6 .88% , 10/1/33 , Callable 10/1/28 @ 103.44 (a) (j) ............................ 6,117 5,772
Mitsubishi UFJ Financial Group, Inc. , 5 .62% ( H15T1Y + 127 bps ) , 4/24/36 , Callable 4/24/35 @
100 (b) ........................................................... 2,741 2,750
Mizuho Financial Group, Inc. , 5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (b) 2,752 2,764
Nationwide Building Society
4 .00% , 9/14/26 (a) .................................................. 1,618 1,618
5 .54% ( SOFR + 165 bps ) , 7/14/36 , Callable 7/14/35 @ 100 (a) (b) .................. 512 505
Pelagos Insurance Capital Ltd. , 7 .75% ( H15T5Y + 428 bps ) , 6/15/55 , Callable 12/15/34 @
100 (b) ........................................................... 321 336
Royal Bank of Canada , 5 .15% , 2/1/34 , MTN (j) .................................. 1,035 1,037
SMBC Aviation Capital Finance DAC , 5 .70% , 7/23/36 , Callable 4/23/36 @ 100 (a) ........ 2,180 2,153
Societe Generale SA
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (b) (j) .............. 250 255
5 .44% ( SOFR + 173 bps ) , 10/3/36 , Callable 10/3/35 @ 100 (a) (b) .................. 2,669 2,569
5 .40% ( SOFR + 160 bps ) , 4/10/37 , Callable 4/10/36 @ 100 (a) (b) .................. 3,712 3,552
4 .03% ( H15T1Y + 190 bps ) , 1/21/43 , Callable 1/21/42 @ 100 (a) (b) ................ 1,250 919
Sumitomo Mitsui Trust Bank Ltd. , 5 .05% , 3/13/35 (a) ............................. 745 725
Sumitomo Mitsui Trust Group, Inc. , 5 .42% ( SOFR + 165 bps ) , 9/11/36 , Callable 9/11/35 @
100 (a) (b) ......................................................... 4,722 4,547
The Toronto-Dominion Bank , 5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (b) 1,569 1,567
UBS Group AG
5 .01% ( SOFR + 134 bps ) , 3/23/37 , Callable 3/23/36 @ 100 (a) (b) .................. 2,615 2,485
5 .20% ( SOFR + 134 bps ) , 8/10/37 , Callable 8/10/36 @ 100 (a) (b) .................. 2,275 2,188
122,834
Industrials (0.2%):
Air Canada Pass Through Trust , 3 .75% , 12/15/27 (a) .............................. 3,107 3,050
AS Mileage Plan IP Ltd. , 5 .31% , 10/20/31 , Callable 8/20/31 @ 100 (a) ................. 4,552 4,414
Bombardier, Inc. , 5 .88% , 1/15/35 , Callable 7/15/29 @ 102.94 (a) ..................... 118 117
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (a) (j) ....... 684 689
Latam Airlines Group SA , 7 .63% , 1/7/31 , Callable 7/7/27 @ 103.81 (a) (j) ............... 2,317 2,366
LG Energy Solution Ltd. , 5 .88% , 4/2/36 (a) ..................................... 256 252

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 9 .50% , 6/1/28 , Callable 9/5/26
@ 102.38 (a) (j) ..................................................... $ 1,576 $ 1,598
12,486
Information Technology (0.6%):
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 27,914 28,468
Materials (0.2%):
Cemex SAB de CV , 5 .75% , 6/5/36 , Callable 3/5/36 @ 100 ......................... 2,450 2,389
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 5,204 5,203
NOVA Chemicals Corp. , 7 .00% , 12/1/31 , Callable 12/1/27 @ 103.5 (a) ................. 1,126 1,182
8,774
Real Estate (0.0%):(f)
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 80 70
Total Yankee Dollars (Cost $280,069)
a
a
a
278,515
Municipal Bonds (4.7%)
Arizona (0.0%):(f)
City of Phoenix Civic Improvement Corp. Revenue , 1 .84% , 7/1/31 , Continuously Callable
@100 ........................................................... 1,000 866
California (0.0%):(f)
California Infrastructure & Economic Development Bank Revenue , Series B , 6 .03% , 7/1/38 . 1,500 1,477
Colorado (0.2%):
Colorado Housing and Finance Authority Revenue
Series C1 , 5 .66% , 11/1/39 , Continuously Callable @100 ....................... 8,390 8,433
Series D-1 , 5 .84% , 5/1/44 , Continuously Callable @100 ....................... 1,095 1,098
Series E1 , 5 .28% , 11/1/39 , Continuously Callable @102 ....................... 1,585 1,518
Series G-1 , 5 .86% , 11/1/43 , Continuously Callable @100 ...................... 1,140 1,144
12,193
Connecticut (0.1%):
Connecticut Housing Finance Authority Revenue , Series C-2 , 5 .81% , 11/15/39 , Continuously
Callable @100 ..................................................... 4,535 4,585
District of Columbia (0.0%):(f)
District of Columbia Revenue , 2 .68% , 4/1/31 ................................... 1,500 1,317
Florida (0.7%):
County of Miami-Dade Aviation Revenue
Series B , 2 .61% , 10/1/32 , Continuously Callable @100 ........................ 1,000 875
Series C , 5 .55% , 10/1/43 , Continuously Callable @100 ........................ 980 958
Florida Housing Finance Corp. Revenue
Series 4 , 5 .67% , 7/1/39 , Continuously Callable @100 ......................... 3,735 3,794
Series 4 , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 2,480 2,543
Series 6 , 5 .07% , 7/1/39 , Continuously Callable @100 ......................... 600 582
State Board of Administration Finance Corp. Revenue , Series A , 5 .53% , 7/1/34 , Continuously
Callable @100 ..................................................... 26,804 27,358
36,110
Hawaii (0.1%):
State of Hawaii, GO
Series GN , 4 .64% , 10/1/34 ............................................ 3,360 3,285
Series GN , 5 .11% , 10/1/43 , Continuously Callable @100 ...................... 3,075 2,916
6,201
Idaho (0.2%):
Idaho Housing & Finance Association Revenue
Series A , 5 .67% , 1/1/45 , Continuously Callable @100 ......................... 3,805 3,829
Series C , 5 .43% , 7/1/39 , Continuously Callable @100 ......................... 1,210 1,185
Series D , 5 .76% , 7/1/40 , Continuously Callable @100 ........................ 695 695
Series E , 5 .44% , 7/1/40 , Continuously Callable @100 ......................... 1,530 1,482
7,191
Illinois (0.3%):
City of Chicago, GO
Series A , 6 .33% , 1/1/33 .............................................. 1,345 1,342

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series D , 5 .90% , 1/1/32 .............................................. $ 1,875 $ 1,846
City of Kankakee, GO (INS - Build America Mutual Assurance Co.) , 5 .28% , 12/1/36 ,
Continuously Callable @100 ........................................... 905 887
Illinois Finance Authority Revenue , 5 .45% , 8/1/38 ............................... 1,500 1,417
Illinois Housing Development Authority Revenue
Series B , 5 .63% , 10/1/41 , Continuously Callable @100 ........................ 2,165 2,097
Series F , 5 .44% , 10/1/39 , Continuously Callable @100 ........................ 3,395 3,272
Sales Tax Securitization Corp. Revenue , Series B , 5 .23% , 1/1/39 , Continuously Callable @100 1,760 1,718
12,579
Indiana (0.1%):
Indiana Finance Authority Revenue , Series B , 3 .08% , 9/15/27 ....................... 1,130 1,094
Indiana Housing & Community Development Authority Revenue
Series A-2 , 5 .83% , 7/1/45 , Continuously Callable @100 ....................... 1,170 1,138
Series C-2 , 5 .56% , 7/1/40 , Continuously Callable @100 ....................... 945 923
3,155
Iowa (0.0%):(f)
Iowa Finance Authority Revenue , Series H , 5 .38% , 7/1/39 , Continuously Callable @100 .... 1,180 1,141
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .48% , 8/1/39 (j) ............................................. 12,562 11,890
Series A1-A3 , 5 .08% , 6/1/31 ........................................... 449 452
12,342
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
5 .07% , 11/30/34 .................................................... 905 900
Series B , 4 .25% , 6/1/29 .............................................. 2,490 2,390
Series B , 4 .35% , 6/1/30 .............................................. 1,330 1,260
Series B , 4 .40% , 6/1/31 .............................................. 1,385 1,294
5,844
Massachusetts (0.2%):
Massachusetts Development Finance Agency Revenue , Series B , 7 .38% , 10/1/35 ......... 1,060 1,065
Massachusetts Educational Financing Authority Revenue , Series A , 6 .17% , 7/1/50 ,
Continuously Callable @100 ........................................... 8,365 8,405
Massachusetts Housing Finance Agency Revenue , Series 238 , 4 .94% , 12/1/39 , Continuously
Callable @100 ..................................................... 1,985 1,834
Massachusetts State College Building Authority Revenue , Series A , 1 .80% , 5/1/29 , ETM .... 5 5
11,309
Michigan (0.1%):
Michigan State Housing Development Authority Revenue , Series E , 5 .10% , 12/1/39 ,
Continuously Callable @100 ........................................... 4,485 4,255
Minnesota (0.4%):
Minnesota Housing Finance Agency Revenue
Series D , 5 .58% , 8/1/39 , Continuously Callable @100 ........................ 1,240 1,240
Series J , 5 .62% , 7/1/39 , Continuously Callable @100 ......................... 2,055 2,089
Series M , 5 .73% , 7/1/39 , Continuously Callable @100 ........................ 3,505 3,529
Series M , 5 .92% , 7/1/44 , Continuously Callable @100 ........................ 4,470 4,466
Series P , 5 .39% , 7/1/39 , Continuously Callable @100 ......................... 6,335 5,842
Series V , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 4,345 4,288
21,454
Nebraska (0.0%):(f)
Nebraska Investment Finance Authority Revenue , Series H , 5 .77% , 3/1/43 , Continuously
Callable @100 ..................................................... 1,980 1,948
Nevada (0.1%):
Nevada Housing Division Revenue
Series B , 5 .68% , 10/1/45 , Continuously Callable @100 ........................ 3,480 3,295
Series D , 5 .79% , 10/1/35 , Continuously Callable @100 ........................ 500 514
Series F , 5 .13% , 10/1/39 , Continuously Callable @100 ........................ 2,260 2,150
5,959

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue , Series B , 5 .35% , 11/1/39 , Continuously
Callable @100 ..................................................... $ 3,580 $ 3,542
New Jersey (0.1%):
New Jersey Housing & Mortgage Finance Agency Revenue
Series L , 5 .64% , 10/1/34 , Continuously Callable @100 ........................ 390 398
Series L , 5 .69% , 4/1/35 , Continuously Callable @100 ......................... 445 455
Series L , 5 .71% , 10/1/35 , Continuously Callable @100 ........................ 420 429
Series N , 5 .85% , 10/1/40 , Continuously Callable @100 ........................ 435 437
South Jersey Transportation Authority Revenue , Series B , 3 .12% , 11/1/26 ............... 450 449
2,168
New York (0.3%):
Metropolitan Transportation Authority Revenue, Build America Bond , Series E , 6 .73% ,
11/15/30 ......................................................... 1,090 1,141
New York City Housing Development Corp. Revenue
Series C , 5 .71% , 11/1/39 , Continuously Callable @100 ........................ 3,620 3,628
Series C , 5 .90% , 11/1/44 , Continuously Callable @100 ........................ 3,070 3,065
New York City IDA Revenue
2 .34% , 1/1/35 ..................................................... 1,000 773
2 .44% , 1/1/36 ..................................................... 1,250 943
New York City Transitional Finance Authority Future Tax Secured Revenue , Series G-3 ,
5 .11% , 5/1/36 , Continuously Callable @100 ................................ 3,175 3,144
New York State Dormitory Authority Revenue , Series B , 5 .23% , 7/1/35 ................ 1,490 1,486
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 268 , 5 .57% ,
10/1/40 , Continuously Callable @100 .................................... 1,130 1,108
15,288
North Carolina (0.2%):
City of Charlotte Certificate of Participation , 5 .46% , 6/1/40 , Continuously Callable @100 ... 890 888
North Carolina Housing Finance Agency Revenue
Series 54-B , 5 .60% , 7/1/39 , Continuously Callable @100 ...................... 1,810 1,796
Series 54-B , 5 .81% , 7/1/44 , Continuously Callable @100 ...................... 4,530 4,442
Series 57-B , 5 .80% , 7/1/50 , Continuously Callable @100 ...................... 1,090 990
Series 58-B , 5 .98% , 7/1/40 , Continuously Callable @100 ...................... 3,430 3,424
11,540
Ohio (0.0%):(f)
University of Cincinnati Revenue , Series B , 5 .53% , 6/1/40 , Continuously Callable @100 ... 905 908
Oregon (0.1%):
Oregon State Lottery Revenue , Series B , 5 .19% , 4/1/40 , Continuously Callable @100 ...... 2,130 2,081
State of Oregon, GO , Series B , 5 .36% , 5/1/39 , Continuously Callable @100 ............. 2,720 2,739
4,820
Pennsylvania (0.2%):
Allegheny County Airport Authority Revenue
Series B , 5 .50% , 1/1/36 , Continuously Callable @100 ......................... 895 908
Series B , 5 .62% , 1/1/37 , Continuously Callable @100 ......................... 780 792
Pennsylvania Housing Finance Agency Revenue
Series 145B , 5 .71% , 10/1/39 , Continuously Callable @100 ..................... 2,720 2,699
Series 146B , 5 .56% , 10/1/39 , Continuously Callable @100 ..................... 905 885
Series 147B , 5 .89% , 10/1/44 , Continuously Callable @100 ..................... 1,610 1,582
Series 149B , 5 .97% , 10/1/40 , Continuously Callable @100 ..................... 1,000 1,008
7,874
Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue
Series 83-T , 5 .71% , 10/1/39 , Continuously Callable @100 ..................... 2,715 2,715
Series 83-T , 5 .89% , 10/1/44 , Continuously Callable @100 ..................... 4,530 4,475
Series 84-T , 4 .93% , 10/1/39 , Continuously Callable @100 ..................... 3,615 3,356
10,546
South Carolina (0.0%):(f)
Greenville-Spartanburg Airport District Revenue
Series B , 5 .06% , 7/1/34 .............................................. 210 208
Series B , 5 .11% , 7/1/35 , Continuously Callable @100 ......................... 270 267
475

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
South Dakota (0.0%):(f)
South Dakota Housing Development Authority Revenue , Series D , 5 .88% , 11/1/40 ,
Continuously Callable @100 ........................................... $ 525 $ 523
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue
Series C , 2 .45% , 8/1/32 , Continuously Callable @100 ......................... 1,500 1,316
Series D , 5 .27% , 7/1/35 .............................................. 1,175 1,197
Tennessee Housing Development Agency Revenue
Series 1B , 5 .64% , 7/1/40 , Continuously Callable @100 ........................ 340 332
Series 2B , 5 .65% , 7/1/39 , Continuously Callable @100 ........................ 2,720 2,691
5,536
Texas (0.2%):
City of Houston Hotel Occupancy Tax & Special Revenue , Series B , 5 .12% , 9/1/41 ,
Continuously Callable @100 ........................................... 750 705
County of Harris Hotel Occupancy Tax Revenue , 5 .26% , 8/15/44 , Continuously Callable @100 1,615 1,527
San Antonio Education Facilities Corp. Revenue , 3 .15% , 4/1/37 , Continuously Callable @100 1,305 970
State of Texas, GO , 5 .36% , 10/1/41 , Continuously Callable @100 .................... 2,000 1,994
Tarrant County Cultural Education Facilities Finance Corp. Revenue , 2 .41% , 9/1/31 ,
Continuously Callable @100 ........................................... 1,000 886
Texas Department of Housing & Community Affairs Revenue
Series D , 5 .55% , 1/1/39 , Continuously Callable @100 ........................ 905 909
Series D , 5 .73% , 1/1/44 , Continuously Callable @100 ........................ 905 871
Texas Water Development Board Revenue , Series B , 4 .31% , 10/15/34 ................. 1,795 1,719
University of Houston Revenue , Series B , 4 .86% , 2/15/37 , Continuously Callable @100 .... 365 353
Uptown Development Authority Tax Allocation , Series B , 2 .68% , 9/1/32 , Continuously
Callable @100 ..................................................... 400 355
10,289
Utah (0.0%):(f)
Utah Housing Corp. Revenue
Series F , 5 .61% , 7/1/36 , Continuously Callable @100 ......................... 505 497
Series F , 5 .69% , 7/1/39 , Continuously Callable @100 ......................... 1,480 1,448
1,945
Virginia (0.2%):
Virginia Housing Development Authority Revenue
Series B , 5 .66% , 10/1/39 , Continuously Callable @100 ........................ 4,535 4,527
Series B , 5 .87% , 7/1/40 , Continuously Callable @100 ......................... 910 895
Series C , 5 .31% , 10/1/39 , Continuously Callable @100 ........................ 4,070 3,927
Series E , 5 .51% , 7/1/39 , Continuously Callable @100 ......................... 1,590 1,568
10,917
West Virginia (0.1%):
West Virginia Housing Development Fund Revenue
Series C , 5 .83% , 11/1/39 , Continuously Callable @100 ........................ 1,585 1,602
Series C , 6 .02% , 11/1/44 , Continuously Callable @100 ........................ 1,810 1,817
3,419
Wisconsin (0.1%):
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
Series B , 5 .87% , 9/1/40 , Continuously Callable @100 ......................... 4,125 4,147
Series B , 5 .44% , 9/1/41 , Continuously Callable @100 ......................... 645 619
4,766
Total Municipal Bonds (Cost $248,866)
a
a
a
244,482
U.S. Government Agency Mortgages (20.9%)
CoBank ACB
Series I , 6 .25% ( TSFR3M + 466 bps ) (b) (g) .................................. 1,717 1,716
Federal Farm Credit Banks Funding Corporation
2 .55% , 12/21/34 .................................................... 4,613 3,831
2 .20% , 9/2/36 ..................................................... 11,023 8,514
5 .60% , 8/5/39 ..................................................... 4,527 4,379
16,724
Federal Home Loan Mortgage Corporation
5 .50% , 4/1/36 - 7/1/56 ............................................... 118,230 117,554
1 .50% , 4/1/37 ..................................................... 5,542 4,893

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 2/1/40 - 12/1/55 .............................................. $ 82,189 $ 80,045
3 .00% , 4/1/40 - 5/1/52 ............................................... 13,023 11,211
5 .10% , 7/1/40 ..................................................... 1,666 1,645
2 .50% , 5/1/42 ..................................................... 11,400 9,887
4 .50% , 11/1/42 - 12/1/55 .............................................. 57,540 54,817
4 .00% , 1/1/43 - 12/1/54 .............................................. 24,237 22,318
3 .50% , 2/1/52 - 12/1/52 .............................................. 16,145 14,329
6 .00% , 8/1/53 - 3/1/55 ............................................... 31,927 32,402
349,101
Federal National Mortgage Association
2 .50% , 7/1/27 - 7/1/52 ............................................... 15,428 12,993
2 .13% , 1/1/34 ..................................................... 4,239 3,566
4 .46% , 4/1/35 ..................................................... 4,468 4,314
1 .50% , 3/1/37 ..................................................... 3,412 3,019
5 .00% , 12/1/37 - 6/1/56 .............................................. 109,811 106,927
4 .00% , 4/1/38 - 2/1/55 ............................................... 50,672 46,654
4 .50% , 11/1/40 - 1/1/56 .............................................. 69,327 65,752
3 .50% , 12/1/42 - 12/1/53 ............................................. 70,276 62,822
5 .50% , 12/1/44 - 7/1/56 .............................................. 138,933 138,262
3 .00% , 9/1/50 ..................................................... 2,996 2,555
2 .00% , 5/1/51 ..................................................... 1,938 1,532
6 .00% , 7/1/52 - 11/1/54 .............................................. 11,300 11,495
459,891
Government National Mortgage Association
5 .00% , 8/20/38 - 11/20/54 ............................................. 49,826 48,605
2 .50% , 1/20/51 - 9/20/53 ............................................. 33,893 28,066
3 .00% , 2/20/52 - 12/20/53 ............................................. 69,287 59,981
3 .50% , 2/20/52 - 11/20/52 ............................................. 24,225 21,418
4 .00% , 6/20/52 - 5/20/53 ............................................. 21,620 19,886
4 .50% , 8/20/52 - 3/20/56 ............................................. 49,726 46,940
5 .50% , 4/20/53 - 2/20/54 ............................................. 29,132 29,165
6 .00% , 9/20/53 - 10/20/53 ............................................. 9,310 9,512
5 .50% , 1/20/54 .................................................... 3,199 3,200
7 .50% , 10/20/54 .................................................... 1,631 1,664
268,437
Total U.S. Government Agency Mortgages (Cost $1,114,025)
a
a
a
1,095,869
U.S. Treasury Obligations (17.2%)
U.S. Treasury Bonds
4 .50% , 2/15/36 .................................................... 74,085 73,425
5 .00% , 5/15/37 .................................................... 155,825 159,696
4 .38% , 11/15/39 .................................................... 100,746 95,032
1 .13% , 5/15/40 .................................................... 35,000 21,355
4 .75% , 2/15/41 .................................................... 44,968 43,542
2 .38% , 2/15/42 .................................................... 47,275 33,137
3 .25% , 5/15/42 .................................................... 28,000 22,181
3 .88% , 5/15/43 .................................................... 13,204 11,217
4 .38% , 8/15/43 .................................................... 9,163 8,285
4 .75% , 11/15/43 .................................................... 10,675 10,098
4 .63% , 11/15/44 .................................................... 12,864 11,911
2 .50% , 2/15/45 .................................................... 23,500 15,749
4 .75% , 2/15/45 .................................................... 29,204 27,452
4 .63% , 2/15/46 .................................................... 35,335 32,558
5 .00% , 5/15/46 .................................................... 6,928 6,703
1 .25% , 5/15/50 .................................................... 4,535 2,040
2 .88% , 5/15/52 .................................................... 30,000 19,716
3 .63% , 2/15/53 .................................................... 12,487 9,500
3 .63% , 5/15/53 .................................................... 8,454 6,424
4 .13% , 8/15/53 .................................................... 59,674 49,632
4 .75% , 11/15/53 .................................................... 37,597 34,654
4 .25% , 8/15/54 .................................................... 21,867 18,577
4 .63% , 2/15/55 .................................................... 27,139 24,548

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
4 .63% , 11/15/55 .................................................... $ 7,688 $ 6,958
4 .75% , 2/15/56 .................................................... 21,240 19,634
U.S. Treasury Notes
2 .38% , 5/15/29 .................................................... 6,922 6,571
3 .88% , 3/31/31 .................................................... 44 43
4 .63% , 5/31/31 .................................................... 100 101
3 .38% , 5/15/33 .................................................... 47,343 44,110
3 .88% , 8/15/33 .................................................... 207 198
4 .50% , 11/15/33 .................................................... 59,760 59,461
4 .63% , 2/15/35 .................................................... 5,776 5,763
4 .25% , 5/15/35 .................................................... 20,281 19,672
Total U.S. Treasury Obligations (Cost $961,327)
a
a
a
899,943
Shares
Short-Term Investments (1.0%)
Collateral for Securities Loaned (0.9%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .57% (k) ........ 11,609,036 11,609
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .60% (k) ............ 11,609,036 11,609
Invesco Government & Agency Portfolio, Institutional Shares , 3 .66% (k) ............... 11,609,036 11,609
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .59% (k) . 11,609,036 11,609
46,436
Principal Amount
(000)
a a a a
Repurchase Agreements (0.1%):
Fixed Income Clearing Corporation-State Street Bank & Trust Co. , 3 .60% , 8/3/26 , purchased on 7/31/26, with a maturity date of 8/3/26, with a repurchase value of $6,002 (collateralized by a U.S. Treasury Notes , 3.75%, due 5/31/30, with a value of $6,120) ................... 6,000 6,000
Total Short-Term Investments (Cost $52,436)
a
a
a
52,436
Total Investments (Cost $5,389,528) — 100.5% 5,266,903
Liabilities in excess of other assets —  (0.5)% (25,724)
NET ASSETS - 100.00% $ 5,241,179
At July 31, 2026, the Fund's investments in foreign securities were 8.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2026, the fair value of these securities was
$1,991,219 (thousands) and amounted to 38.0% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2026.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2026.
(e) Rounds to less than $1 thousand.
(f) Amount represents less than 0.05% of net assets.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(i) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At July 31, 2026, the Fund held unfunded or partially unfunded loan commitments of $197 (thousands), which included less than $1
(thousand) unrealized loss.
(j) All or a portion of this security is on loan.
(k) Rate disclosed is the daily yield on July 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETM
—
Escrowed to Maturity
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2026.

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of July 31, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of July 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of July 31, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of July 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of July 31, 2026.
SOFR90A
—
90 day average of SOFR, rate disclosed as of July 31, 2026.
STRIPS
—
Separately Trading Registered Interest and Principal Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of July 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of July 31, 2026.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of July 31, 2026.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 1,050 9/21/26 $ 114,592 $ 113,400 $ (1,192)
30-Year U.S. Treasury Bond Futures ..... 1,285 9/21/26 141,796 139,182 (2,614)
5-Year U.S. Treasury Note Futures ....... 380 9/30/26 40,601 40,271 (330)
$ (4,136)
Total unrealized appreciation $ —
Total unrealized depreciation (4,136)
Total net unrealized appreciation (depreciation) $ (4,136)

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios III
Victory High Income Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (2.8%)
ABS Auto (1.8%):
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class E, 6.16%, 9/15/33, Callable
10/15/28 @ 100(a) .................................................. $ 727 $ 720
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class C, 6.85%, 4/20/28(a) .. 2,000 2,017
FCCU Auto Receivables Trust, Series 2024-1A, Class D, 6.78%, 7/15/32, Callable 3/15/28 @
100(a) ........................................................... 1,136 1,164
Ford Credit Auto Owner Trust, Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @
100(a) ........................................................... 1,966 1,987
Hertz Vehicle Financing III LLC, Series 2023-3A, Class D, 9.43%, 2/25/28(a) ........... 3,000 3,028
LAD Auto Receivables Trust, Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 5/15/27 @
100(a) ........................................................... 1,403 1,407
Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 12/20/26 @
100(a) ........................................................... 1,673 1,684
Santander Bank Auto Credit-Linked Notes .....................................
Series 2024-B, Class E, 6.80%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 646 647
Series 2025-A, Class E, 6.27%, 1/16/34, Callable 7/15/29 @ 100(a) ............... 536 532
SBNA Auto Receivables Trust, Series 2025-SF1, Class E, 6.74%, 10/15/31, Callable 7/15/29 @
100(a) ........................................................... 1,000 987
Securitized Term Auto Receivables Trust, Series 2025-A, Class D, 6.75%, 7/25/31, Callable
2/25/28 @ 100(a) ................................................... 1,033 1,044
Truist Bank Auto Credit-Linked Notes ........................................
Series 2025-1, Class C, 6.81%, 9/26/33, Callable 4/25/28 @ 100(a) ............... 548 547
Series 2026-1, Class C, 7.20%, 6/26/34, Callable 4/25/30 @ 100(a) ............... 925 927
16,691
ABS Other (1.0%):
Ansley Park Capital LLC, Series 2025-A, Class E, 7.66%, 4/20/35, Callable 10/20/30 @ 100(a) 750 756
Dext ABS LLC, Series 2023-2, Class D, 8.30%, 5/15/34, Callable 2/15/28 @ 100(a) ....... 667 693
NP SPE X LP, Series 2019-2A, Class C1, 6.44%, 11/19/49(a) ....................... 1,568 1,283
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 333 336
Series 2025-1A, Class E, 7.08%, 5/17/32, Callable 7/15/28 @ 100(a) .............. 706 714
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class C, 9.02%, 4/20/55, Callable 10/20/28 @
100(a) ........................................................... 1,000 1,036
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 8/15/26 @ 100 (a) .............. 3,000 2,956
Series 2024-1A, Class F, 8.87%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 875 895
Series 2026-1A, Class F, 6.84%, 3/15/56, Callable 3/15/29 @ 100(a) .............. 1,250 1,245
9,914
Total Asset-Backed Securities (Cost $26,479)
a
a
a
26,605
Collateralized Mortgage Obligations (1.2%)
Commercial MBS (1.2%):
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM, Class D, 6.98% (TSFR1M+330bps), 8/15/42(a)(b)(c) .......... 1,000 993
Series 2025-ATRM, Class F, 9.18% (TSFR1M+550bps), 8/15/42(a)(b)(c) ........... 750 737
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(c)(d) ................ 3,000 2,915
BAHA Trust, Series 2024-MAR, Class C, 7.52%, 12/10/41(a)(c)(d) ................... 893 913
BX Trust, Series 2025-GW, Class D, 6.43% (TSFR1M+275bps), 7/15/42(a)(b)(c) ......... 1,526 1,533
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44(a)(c)(d) ...................... 2,000 1,599
COMM Mortgage Trust, Series 2024-277P, Class B, 7.00%, 8/10/44(a)(c)(d) ............ 1,500 1,560
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 6.34%, 1/13/40(a)(c)(d) ....... 100 102
Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, 9/10/39(a)(c)(d) ...... 1,155 1,112
11,464
Private CMO Floating (0.0%):(e)
CHL Mortgage Pass-Through Trust, Series 2004-25, Class 1A6, 4.80% (TSFR1M+107bps),
2/25/35, Callable 8/25/26 @ 100(b) ...................................... 40 6
Total Collateralized Mortgage Obligations (Cost $11,084)
a
a
a
11,470

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Common Stocks (0.7%)
Communication Services (0.3%):
Altice France SA(f) ..................................................... 123,404 $ 2,360
Altice Luxembourg(f) .................................................... 9,159 139
2,499
Consumer Discretionary (0.3%):
Brightstar Lottery PLC ................................................... 295,000 2,963
WW International, Inc.(f)(g) ............................................... 8,436 121
3,084
Energy (0.0%):(e)
Sabine Oil & Gas Holdings, Inc.(f)(h) ........................................ 2,824 —
Financials (0.0%):(e)
Burford Capital Ltd. ..................................................... 132,000 544
Real Estate (0.0%):(e)
Crown Castle, Inc. ...................................................... 6,253 477
Utilities (0.1%):
GenOn Energy, Inc.(f)(h) ................................................. 16,168 566
Total Common Stocks (Cost $10,038)
a
a
a
7,170
Preferred Stocks (0.5%)
Consumer Staples (0.5%):
CHS, Inc.
Series 2, 7.10%(i) .................................................. 76,204 1,919
Series 1, 7.88%(i) .................................................. 87,180 2,242
4,161
Real Estate (0.0%):(e)
Prologis, Inc., Series Q, 8.54%(i) ............................................ 5,310 274
Total Preferred Stocks (Cost $4,430)
a
a
a
4,435
Principal Amount
(000)
Senior Secured Loans (7.6%)
Communication Services (1.0%):
Altice France SA, USD Term Loan B-14, First Lien, 10.62% (SOFR03M+688bps), 5/15/31(b) $ 2,631 2,674
Oak-Eagle Acquireco, Inc., Term Loan B-1, First Lien, 3/23/33(j) .................... 900 905
Odeon Finco PLC, Loans, First Lien, 4/17/31(j) ................................. 3,531 3,609
Zayo Group Holdings, Inc., Initial Dollar Term Loan, First Lien, 6.73% (SOFR01M+300bps),
3/11/30(b) ........................................................ 2,278 2,279
9,467
Consumer Discretionary (1.9%):
Alterra Mountain Company, Series B-8 Term Loan Commitment, First Lien, 6.23%
(SOFR01M+250bps), 5/31/30(b) ........................................ 485 485
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, First Lien, 9.67%
(SOFR01M+600bps), 1/4/29(b) ......................................... 3,929 3,941
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 6.98% (SOFR01M+325bps),
1/29/29(b) ........................................................ 204 204
Great Outdoors Group LLC, Term Loan B, First Lien, 6.98% (SOFR01M+325bps), 1/23/32(b) 959 962
Metropolis Technologies, Inc., Initial Term Loan, First Lien, 8.92% (SOFR03M+525bps),
11/3/32(b) ........................................................ 2,229 2,190
Ontario Gaming GTA LP, Term B Loans, First Lien, 7.98% (SOFR03M+425bps), 8/1/30(b) .. 1,843 1,762
Petco Health and Wellness Company, Inc., 2026 Term Loan, First Lien, 7.98%
(SOFR03M+425bps), 2/3/31(b) ......................................... 5,332 5,316
PetSmart, Inc., Initial Term Loan, First Lien, 7.72% (SOFR01M+400bps), 8/18/32(b) ...... 1,990 1,993
The E.W. Scripps Company, Tranche B-2 Term Loan, First Lien, 9.42% (SOFR01M+575bps),
6/30/28(b) ........................................................ 1,257 1,254
Weight Watchers International, Inc, Initial Term Loan, First Lien, 10.53%
(SOFR01M+680bps), 6/24/30(b) ........................................ 405 297
18,404

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Staples (0.6%):
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 5.66% (SOFR03M+400bps),
8/19/31(b) ........................................................ $ 1,771 $ 1,772
Family Stores, Inc., Term Loan B, First Lien, 7/30/31(j) ........................... 2,250 2,194
TKC Holdings, Inc., 2026 Term Loan, First Lien, 8.17% (SOFR01M+450bps), 8/12/30(b) ... 1,930 1,920
5,886
Financials (3.5%):
1261229 BC Ltd., Initial Term Loan, First Lien, 9.98% (SOFR01M+625bps), 10/8/30(b) .... 2,366 2,293
Acrisure LLC, Term B6, First Lien, 6.73% (SOFR01M+300bps), 11/6/30(b) ............. 983 898
Amynta Agency Borrower, Inc., 2026 Refinancing Term Loan, First Lien, 6.23%
(SOFR01M+250bps), 12/29/31(b) ....................................... 970 964
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien, 6.73%
(SOFR03M+600bps), 2/18/31(b) ........................................ 491 484
BCPE Pequod Buyer, Inc., Initial Term Loans, First Lien, 6.48% (SOFR01M+275bps),
11/25/31(b) ....................................................... 496 486
C&S Wholesale Grocers, Inc., Initial Term Loan, First Lien, 8.73% (SOFR03M+500bps),
9/23/30(b) ........................................................ 4,109 3,873
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, First Lien, 8.32%
(SOFR03M+450bps), 11/18/30(b) ....................................... 1,531 1,485
CP Atlas Buyer, Inc., 2025 Term B Loan, First Lien, 8.98% (SOFR01M+525bps), 7/8/30(b) .. 261 226
Cub Financing Intermediate LLC, Term Loan B, First Lien, 7/24/33(j) ................. 4,500 4,500
Edelman Financial Engines Center LLC, Initial Term Loan, First Lien, 7.64%
(SOFR01M+400bps), 11/28/31(b) ....................................... 2,250 2,257
Hyperion Refinance SARL, 2025-3 Dollar Refinancing Term Loan, First Lien, 6.48%
(SOFR01M+275bps), 4/18/30(b) ........................................ 1,758 1,691
LC Ahab US Bidco LLC, Initial Term Loan, First Lien, 6.32% (SOFR03M+250bps), 5/1/31(b) 491 490
Lealand Finance Co. B.V., Make Whole Term Loan, First Lien, 6.73% (SOFR01M+300bps),
6/30/27(b) ........................................................ 39 37
Moneygram International, Inc., 2024 Repricing Term Loans, First Lien, 8.43%
(SOFR01M+475bps), 6/3/30(b) ......................................... 973 658
OneDigital Borrower LLC, 2025 Refinancing Term Loans, First Lien, 6.73%
(SOFR01M+300bps), 7/2/31(b) ......................................... 500 490
OneDigital Borrower LLC, Initial Loan, Second Lien, 8.98% (SOFR01M+525bps), 7/2/32(b) 4,017 3,856
Osaic Holdings, Inc., Term B-1 Loans, First Lien, 6.23% (SOFR03M+250bps), 8/2/32(b) ... 440 437
SGH2 LLC, Initial Term Loan, First Lien, 8.23% (SOFR03M+450bps), 8/18/32(b) ........ 1,312 1,312
StubHub Holdco Sub LLC, Term B, First Lien, 8.48% (SOFR01M+475bps), 3/15/30(b) .... 412 412
Superannuation and Investments US LLC, Term Loan, First Lien, 6.23% (SOFR01M+250bps),
12/1/28(b) ........................................................ 869 872
Sword Purchaser LLC, Initial Dollar Term Loans, First Lien, 7.73% (SOFR01M+400bps),
4/11/33(b) ........................................................ 900 865
Trucordia Insurance Holdings LLC, Initial Term Loans, First Lien, 6.98%
(SOFR03M+325bps), 6/17/32(b) ........................................ 1,871 1,656
Voyager Parent LLC, 2026 Refinancing Term B Loans, First Lien, 7.98% (SOFR03M+425bps),
7/1/32(b) ......................................................... 1,985 1,987
WestJet Loyalty LP, Initial Term Loan, First Lien, 6.48% (SOFR03M+275bps), 2/14/31(b) .. 978 934
33,163
Health Care (0.1%):
Bausch + Lomb Corp., 2025-2 Refinancing Term Loan, First Lien, 7.48%
(SOFR01M+375bps), 1/15/31(b) ........................................ 794 796
Information Technology (0.3%):
Central Parent LLC, Initial Party Term Loan, First Lien, 6.98% (SOFR03M+325bps), 7/6/29(b) 1,404 697
Epicor Software Corp., Term E Loans, First Lien, 6.48% (SOFR01M+275bps), 5/30/31(b) ... 1,691 1,613
UKG, Inc., Initial Term Loans, First Lien, 6.07% (SOFR03M+225bps), 2/10/31(b) ........ 127 122
2,432
Materials (0.2%):
Worthington Steel, Inc., Initial Term Loans, First Lien, 7.73% (SOFR01M+400bps), 6/1/33(b) 1,500 1,505
Total Senior Secured Loans (Cost $72,367)
a
a
a
71,653

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (59.1%)
Communication Services (8.9%):
AMC Global Media, Inc.
4.25%, 2/15/29 , Callable 8/16/26 @ 100(g) ................................ $ 35 $ 31
10.50%, 7/15/32, Callable 7/15/28 @ 105.25(a) ............................. 3,374 3,476
Arches Buyer, Inc., 9.00%, 8/15/31, Callable 8/15/28 @ 104.5(a) ..................... 1,787 1,795
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30, Callable 9/5/26 @ 100.79(a) ................................ 500 467
4.50%, 8/15/30, Callable 9/5/26 @ 101.5(a) ................................ 500 457
4.25%, 1/15/34, Callable 1/15/28 @ 102.13(a)(g) ............................ 1,081 884
7.38%, 2/1/36, Callable 2/1/31 @ 103.69(a)(g) .............................. 1,781 1,696
Charter Communications Operating LLC/Charter Communications Operating Capital
5.85%, 12/1/35, Callable 9/1/35 @ 100 ................................... 1,786 1,668
3.50%, 6/1/41, Callable 12/1/40 @ 100 ................................... 6,276 4,244
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/29, Callable 8/31/26 @ 100(a) ................................. 3,533 3,541
7.88%, 4/1/30, Callable 10/1/26 @ 103.94(a) ............................... 356 370
7.50%, 3/15/33, Callable 9/15/28 @ 103.75(a) .............................. 2,509 2,633
Connect Holding II LLC, 10.50%, 4/3/31, Callable 1/1/28 @ 105.25(a) ................ 891 872
CSC Holdings LLC
11.25%, 5/15/28, Callable 8/16/26 @ 102.81(a) ............................. 4,500 2,617
11.75%, 1/31/29, Callable 8/16/26 @ 105.88(a) ............................. 3,000 1,718
5.00%, 11/15/31, Callable 11/15/26 @ 102.5(a) ............................. 1,500 321
Cumulus Media New Holdings, Inc., 8.00%, 7/1/29, Callable 9/5/26 @ 100(a)(k) ......... 7,151 993
Directv Financing LLC/Directv Financing Co-Obligor Inc, 9.25%, 6/1/32, Callable 6/1/28 @
104.63(a) ......................................................... 452 463
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27, Callable 9/5/26 @
100(a) ........................................................... 10 10
Discovery Global Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100 .............. 1,411 985
EchoStar Corp., 10.75%, 11/30/29, Callable 11/30/26 @ 105.38 ...................... 12,156 13,147
Gray Media, Inc.
10.50%, 7/15/29, Callable 8/16/26 @ 105.25(a) ............................. 296 312
4.75%, 10/15/30, Callable 8/16/26 @ 102.38(a) ............................. 257 199
9.63%, 7/15/32, Callable 7/15/28 @ 104.81(a) .............................. 221 223
iHeartCommunications, Inc., 7.00%, 1/15/31, Callable 12/20/26 @ 103.5(a) ............. 1,603 1,346
Lamar Media Corp.
3.63%, 1/15/31, Callable 8/21/26 @ 101.81 ................................ 947 879
5.38%, 11/1/33, Callable 11/1/28 @ 102.69(a) .............................. 223 217
Level 3 Financing, Inc.
3.75%, 7/15/29, Callable 9/5/26 @ 100(a) ................................. 355 339
6.88%, 6/30/33, Callable 6/30/28 @ 103.44(a) .............................. 883 894
7.00%, 3/31/34, Callable 8/31/28 @ 103.5(a) ............................... 1,777 1,809
8.50%, 1/15/36, Callable 1/15/31 @ 104.25(a) .............................. 1,782 1,853
7.50%, 2/15/37, Callable 8/15/31 @ 103.75(a) .............................. 448 445
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 8/16/26 @ 100(a) .............. 2,000 1,969
Neptune BidCo US, Inc., 9.50%, 2/15/33, Callable 2/15/29 @ 104.75(a) ................ 891 908
Oak-Eagle Acquireco, Inc.
7.25%, 7/1/33, Callable 7/1/29 @ 103.63(a) ................................ 802 832
8.75%, 7/1/34, Callable 7/1/29 @ 104.38(a) ................................ 908 956
Paramount Global, 4.38%, 3/15/43 .......................................... 137 84
Playtika Holding Corp., 4.25%, 3/15/29, Callable 9/5/26 @ 100(a)(g) .................. 2,677 2,431
Scripps Escrow II, Inc.
3.88%, 1/15/29, Callable 9/5/26 @ 100(a) ................................. 631 576
5.38%, 1/15/31, Callable 9/5/26 @ 102.69(a)(g) ............................. 1,180 692
Sinclair Television Group, Inc., 8.13%, 2/15/33, Callable 2/15/28 @ 104.06(a) ........... 2,181 2,248
The E.W. Scripps Co., 9.88%, 8/15/30, Callable 8/15/27 @ 104.94(a) .................. 864 754
Time Warner Cable LLC, 6.55%, 5/1/37 ....................................... 1,788 1,699
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.50%, 2/15/29, Callable 8/16/26 @ 100(a)(g) .............................. 7,338 7,239
8.63%, 6/15/32, Callable 6/15/28 @ 104.31(a) .............................. 883 902
8.63%, 6/15/32, Callable 6/15/28 @ 104.31(a)(g) ............................ 891 911
Uniti Services LLC, 7.50%, 10/15/33, Callable 10/15/28 @ 103.75(a) ................. 1,785 1,825
Univision Communications, Inc., 8.88%, 4/15/33, Callable 4/15/29 @ 104.44(a) .......... 1,784 1,728

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Urban One, Inc., 7.63%, 4/1/31, Callable 8/16/26 @ 100(a) ......................... $ 2,203 $ 802
Versant Media Group, Inc., 7.25%, 1/30/31, Callable 1/30/28 @ 103.63(a) .............. 991 1,022
Zayo Group Holdings, Inc.
9.25%, 3/9/30, Callable 8/16/26 @ 100(a)(l) ................................ 3,014 3,015
13.75%, 9/9/30 , Callable 9/5/26 @ 100(a)(m) ............................... 2,930 2,887
84,384
Consumer Discretionary (9.3%):
Advance Auto Parts, Inc., 7.38%, 8/1/33, Callable 8/1/28 @ 103.69(a)(g) ............... 2,451 2,529
Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(a) .......... 1,436 1,368
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30, Callable 9/5/26 @ 101.16(a) ................................ 4,211 4,001
6.88%, 8/1/33, Callable 8/1/28 @ 103.44(a) ................................ 2,807 2,803
Beach Acquisition Bidco LLC, 10.00%, 7/15/33, Callable 7/15/28 @ 103(a)(n) ........... 1,658 1,780
Beazer Homes USA, Inc.
7.25%, 10/15/29, Callable 8/21/26 @ 102.42 ............................... 1,250 1,266
8.00%, 1/15/32 , Callable 7/15/28 @ 104(a) ................................ 894 914
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 8/16/26 @ 102.38(a) ................... 1,100 1,051
Boyne USA, Inc., 4.75%, 5/15/29, Callable 9/5/26 @ 100(a) ........................ 2,259 2,204
Caesars Entertainment, Inc.
6.50%, 2/15/32, Callable 2/15/27 @ 103.25(a) .............................. 100 96
6.00%, 10/15/32, Callable 10/15/27 @ 103(a)(g) ............................ 50 44
Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 100(a) ................ 2,650 2,514
Churchill Downs, Inc.
5.75%, 4/1/30, Callable 8/16/26 @ 101.44(a) ............................... 1,000 997
6.75%, 5/1/31, Callable 8/16/26 @ 103.38(a) ............................... 1,355 1,374
Cougar JV Subsidiary LLC, 8.00%, 5/15/32, Callable 5/15/27 @ 104(a) ................ 1,000 1,046
CP Atlas Buyer, Inc.
9.75%, 7/15/30, Callable 7/15/27 @ 104.88(a)(g) ............................ 877 789
12.75%, 1/15/31, Callable 12/2/28 @ 103(a)(g)(o) ........................... 938 644
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable
9/5/26 @ 101.69(a)(g) ............................................... 5,678 5,576
Ford Motor Co., 4.75%, 1/15/43 ............................................ 2,000 1,533
Group 1 Automotive, Inc., 6.38%, 1/15/30 , Callable 8/16/26 @ 103.19(a) ............... 932 937
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 9/5/26 @ 102(a) ........... 2,100 1,970
Installed Building Products, Inc., 5.63%, 2/1/34, Callable 2/1/29 @ 102.81(a) ............ 445 431
Light & Wonder International, Inc.
7.25%, 11/15/29, Callable 8/21/26 @ 102.42(a) ............................. 500 509
6.25%, 10/1/33, Callable 10/1/28 @ 103.13(a) .............................. 1,340 1,317
Lithia Motors, Inc.
3.88%, 6/1/29, Callable 9/5/26 @ 100(a) .................................. 4,739 4,549
4.38%, 1/15/31, Callable 9/5/26 @ 102.19(a) ............................... 1,950 1,847
Lowe's Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100 ......................... 1,500 1,036
M/I Homes, Inc., 4.95%, 2/1/28, Callable 8/21/26 @ 100 ........................... 2,555 2,533
Muvico LLC, 15.00%, 2/19/29, Callable 7/31/27 @ 107.5(a)(g)(p) .................... 889 974
Newell Brands, Inc.
6.63%, 5/15/32, Callable 2/15/32 @ 100(g) ................................ 1,782 1,801
7.38%, 4/1/36, Callable 10/1/35 @ 100(g) ................................. 500 504
Petco Health & Wellness Co., Inc., 8.25%, 2/1/31, Callable 2/1/28 @ 104.13(a)(g) ........ 4,017 4,030
PetSmart LLC/PetSmart Finance Corp.
7.50%, 9/15/32, Callable 9/15/28 @ 103.75(a) .............................. 4,319 4,369
10.00%, 9/15/33, Callable 9/15/28 @ 105(a) ............................... 500 498
Photo Holdings LLC, 12.00%, 7/1/31, Callable 7/1/28 @ 106(a) ..................... 1,787 1,842
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 1,100 920
S&S Holdings LLC, 8.38%, 10/1/31, Callable 10/1/27 @ 104.19(a) ................... 1,853 1,788
Saks Global Enterprises LLC
11.00%, 12/15/29(h)(k) ............................................... 567 —
11.00%, 12/15/29(h)(k) ............................................... 1,559 —
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30, Callable 9/5/26
@ 101.66(a) ...................................................... 1,322 1,071
Sotheby's, 8.25%, 4/15/31, Callable 4/30/28 @ 104.13(a) .......................... 800 798
Staples, Inc., 10.75%, 9/1/29, Callable 9/5/26 @ 105.38(a) ......................... 3,618 3,462

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Taylor Morrison Communities, Inc.
5.75%, 1/15/28, Callable 10/15/27 @ 100(a) ............................... $ 1,000 $ 1,010
5.13%, 8/1/30, Callable 2/1/30 @ 100(a) .................................. 941 939
5.75%, 11/15/32, Callable 5/15/32 @ 100(a) ................................ 445 456
The Men's Wearhouse LLC, 9.00%, 2/1/31, Callable 2/1/28 @ 104.5(a) ................ 446 475
The Michaels Cos., Inc.
8.50%, 3/15/33, Callable 3/15/29 @ 104.25(a) .............................. 4,638 4,597
11.00%, 3/15/34, Callable 3/15/29 @ 105.5(a)(g) ............................ 1,785 1,745
TKC Holdings, Inc.
8.50%, 8/15/30, Callable 8/15/27 @ 104.25(a) .............................. 1,613 1,650
12.00%, 2/15/31, Callable 2/15/28 @ 106(a) ............................... 891 934
Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(a) ..................... 625 633
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 9/15/28, Callable 9/5/26 @ 100.81(a) ............................... 2,085 2,052
6.75%, 1/15/34, Callable 1/15/29 @ 103.38(a) .............................. 3,561 3,566
ZF North America Capital, Inc., 6.88%, 4/23/32, Callable 2/23/32 @ 100 (a) ............. 435 427
88,199
Consumer Staples (3.2%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.88%, 2/15/30, Callable 9/5/26 @ 102.44(a) ............................... 3,750 3,578
5.63%, 3/31/32, Callable 3/31/28 @ 102.81(a) .............................. 3,900 3,710
5.75%, 3/31/34, Callable 11/15/28 @ 102.88(a) ............................. 2,263 2,104
C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 9/5/26 @ 100(a)(g) ............ 4,474 4,117
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 7/15/30, Callable 8/16/26 @ 103.31(a) .............................. 711 715
5.60%, 1/15/31, Callable 12/15/30 @ 100(a) ............................... 1,410 1,384
Edgewell Personal Care Co., 4.13%, 4/1/29, Callable 8/16/26 @ 100(a) ................ 3,802 3,661
Family Dollar Stores LLC, 10.00%, 7/31/31, Callable 7/31/28 @ 105(a) ................ 1,786 1,759
Performance Food Group, Inc.
4.25%, 8/1/29, Callable 9/5/26 @ 100(a) .................................. 2,225 2,151
5.63%, 3/1/34, Callable 3/1/29 @ 102.81(a) ................................ 1,782 1,728
Post Holdings, Inc.
4.63%, 4/15/30, Callable 8/21/26 @ 101.54(a) .............................. 1,000 963
6.25%, 2/15/32, Callable 2/15/27 @ 103.13(a) .............................. 267 269
6.38%, 3/1/33, Callable 9/1/27 @ 103.19(a) ................................ 330 325
U.S. Foods, Inc.
4.75%, 2/15/29, Callable 9/5/26 @ 100(a) ................................. 2,500 2,464
5.75%, 4/15/33, Callable 10/15/27 @ 102.88(a) ............................. 1,527 1,514
30,442
Energy (2.8%):
Academy Ltd., 5.88%, 5/15/31, Callable 5/15/28 @ 102.94(a) ....................... 1,347 1,333
CITGO Petroleum Corp., 8.38%, 1/15/29, Callable 9/5/26 @ 104.19(a) ................ 4,562 4,683
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31, Callable 9/5/26 @ 102.75(a) . 2,500 2,436
Energy Transfer LP, 7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100(b)(i) ............ 250 256
Harvest Midstream I LP, 6.75%, 5/15/34 , Callable 5/15/29 @ 103.38(a) ................ 1,343 1,349
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) ... 17 17
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31, Callable 9/1/27 @ 104.13(a) ........ 140 140
Murphy Oil USA, Inc.
3.75%, 2/15/31, Callable 8/21/26 @ 101.88(a) .............................. 1,462 1,359
5.88%, 6/1/34, Callable 6/1/29 @ 102.94(a) ................................ 2,225 2,205
Oceaneering International, Inc., 6.88%, 7/15/34, Callable 7/15/29 @ 103.44(a) ........... 89 91
Permian Resources Operating LLC, 6.25%, 2/1/33, Callable 8/1/27 @ 103.13(a) .......... 1,516 1,543
Pioneer Opco LLC, 7.00%, 5/15/33, Callable 5/15/28 @ 103.5(a) .................... 627 634
Prairie Acquiror LP, 9.00%, 8/1/29, Callable 9/5/26 @ 104.5(a) ...................... 500 516
Sunoco LP
7.88% (H15T5Y+423bps), Callable 9/18/30 @ 100(a)(b)(i) ..................... 894 917
6.25%, 7/1/33, Callable 7/1/28 @ 103.13(a) ................................ 1,550 1,554
5.88%, 3/15/34, Callable 9/15/28 @ 102.94(a) .............................. 1,341 1,313
5.63%, 7/15/34, Callable 3/15/29 @ 102.81(a) .............................. 892 863
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 2/15/29, Callable 9/5/26
@ 103.69(a) ...................................................... 1,000 1,022
Venture Global Calcasieu Pass LLC, 6.00%, 5/1/36 , Callable 11/1/35 @ 100(a) ........... 446 441

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Venture Global LNG, Inc.
8.38%, 6/1/31, Callable 8/16/26 @ 104.19(a) ............................... $ 2,343 $ 2,421
9.88%, 2/1/32, Callable 2/1/27 @ 104.94(a) ................................ 325 346
6.63%, 6/15/36, Callable 6/15/31 @ 103.31(a) .............................. 447 438
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35, Callable 12/1/34 @ 100(a) ........ 829 918
26,795
Financials (11.0%):
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 2/1/29, Callable 9/5/26 @ 104.13(a) ................................ 5,197 4,982
8.50%, 6/15/29, Callable 9/5/26 @ 104.25(a) ............................... 612 584
6.00%, 8/1/29, Callable 9/5/26 @ 100(a) .................................. 4,698 4,242
7.50%, 11/6/30, Callable 9/5/26 @ 103.75(a) ............................... 2,372 2,295
6.75%, 7/1/32, Callable 7/1/28 @ 103.38(a) ................................ 994 914
ADI Escrow Issuer LLC, 7.13%, 7/15/34, Callable 7/15/29 @ 103.56(a) ................ 89 91
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/1/31, Callable 10/1/27 @ 103.25(a) .............................. 1,799 1,799
7 .38%, 10/1/32, Callable 10/1/27 @ 103.69(a) .............................. 4,985 5,015
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 7/15/33, Callable
7/15/28 @ 103.75(a) ................................................ 4,187 4,089
Asurion LLC/Asurion Co-Issuer, Inc., 8.38%, 2/1/34, Callable 2/1/29 @ 104.19(a) ........ 1,782 1,624
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%,
5/15/31, Callable 5/15/27 @ 103.56(a) .................................... 3,223 3,252
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 7/1/32, Callable
7/1/28 @ 104.75(a) ................................................. 2,260 2,196
Block, Inc.
6.50%, 5/15/32, Callable 5/15/27 @ 103.25 ................................ 1,846 1,867
6.00%, 8/15/33, Callable 8/15/28 @ 103(a) ................................ 888 881
Broadstreet Partners Group LLC, 5.88%, 4/15/29, Callable 9/5/26 @ 100(a) ............. 2,769 2,709
Brown & Brown, Inc., 5.55%, 6/23/35, Callable 3/23/35 @ 100 ...................... 2,915 2,860
Burford Capital Global Finance LLC
6.25%, 4/15/28, Callable 9/5/26 @ 100(a)(g) ............................... 400 394
7.50%, 7/15/33, Callable 7/15/28 @ 103.75(a)(g) ............................ 8,053 6,793
8.50%, 1/15/34, Callable 1/15/29 @ 104.25(a)(g) ............................ 679 588
CRC Insurance Group LLC, 7.13%, 6/1/31, Callable 6/1/27 @ 103.56(a) ............... 8,516 8,505
Credit Acceptance Corp., 6.63%, 3/15/30, Callable 3/15/27 @ 103.31(a)(g) ............. 1,767 1,767
EZCORP, Inc., 7.38%, 4/1/32, Callable 4/1/28 @ 103.69(a) ......................... 1,023 1,071
First Eagle Holdings, Inc., 7.25%, 8/15/32, Callable 8/15/28 @ 103.63(a) ............... 448 453
Focus Financial Partners LLC, 6.75%, 9/15/31, Callable 9/15/27 @ 103.38(a) ............ 3,164 3,145
Ford Motor Credit Co. LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100 ................. 2,500 2,335
Hightower Holding LLC
6.75%, 4/15/29, Callable 9/5/26 @ 100(a) ................................. 1,401 1,397
9.13%, 1/31/30, Callable 9/5/26 @ 104.56(a) ............................... 1,836 1,912
HUB International Ltd.
5.63%, 12/1/29, Callable 9/5/26 @ 101.41(a) ............................... 714 713
7.38%, 1/31/32, Callable 1/31/27 @ 103.69(a) .............................. 59 60
Hunt Cos., Inc., 5.25%, 4/15/29, Callable 9/5/26 @ 100(a) ......................... 2,178 2,128
Industrial F&B Investments III, Inc., 7.75%, 2/11/33, Callable 2/1/29 @ 103.88(a) ........ 442 448
Jane Street Group/JSG Finance, Inc.
7.13%, 4/30/31, Callable 4/30/27 @ 103.56(a) .............................. 549 567
6.75%, 5/1/33, Callable 5/1/28 @ 103.38(a) ................................ 4,040 4,118
LCM Investments Holdings II LLC, 8.25%, 8/1/31, Callable 9/5/26 @ 104.13(a) ......... 1,000 1,042
Lehman Brothers Holdings, Inc., 5.75%, 4/25/11, MTN ............................ 1,000 —(q)
LPL Holdings, Inc., 5.75%, 6/15/35, Callable 3/15/35 @ 100 ........................ 1,817 1,787
MetLife, Inc., 10.75%, 8/1/39, Callable 8/1/34 @ 100 ............................. 1,000 1,263
Mobius Merger Sub, Inc., 9.00%, 6/1/30, Callable 9/5/26 @ 104.5(a) .................. 4,657 3,193
MSD Investment Corp., 6.13%, 2/5/31, Callable 1/5/31 @ 100(a) (g) .................. 1,130 1,095
NCR Atleos Corp., 9.50%, 4/1/29, Callable 10/1/26 @ 104.75(a) ..................... 500 531
Osaic Holdings, Inc.
6.75%, 8/1/32, Callable 8/1/28 @ 103.38(a) ................................ 1,073 1,076
8.00%, 8/1/33, Callable 8/1/28 @ 104(a) .................................. 3,827 3,879
OT Midco, Inc., 10.00%, 2/15/30, Callable 2/15/27 @ 105(a)(g) ..................... 3,563 1,340
Prudential Financial, Inc., 6.25% (H15T5Y+178bps), 6/15/56, Callable 3/15/36 @ 100(b) ... 567 562
Ryan Specialty LLC, 5.88%, 8/1/32 , Callable 8/1/27 @ 102.94(a) .................... 3,927 3,874

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31, Callable 11/15/26 @ 104.44(a) ....... $ 2,821 $ 2,955
Starwood Property Trust, Inc., 7.25%, 4/1/29, Callable 10/1/28 @ 100(a) ............... 100 103
Stonebriar ABF Issuer LLC
8.13%, 12/15/30, Callable 12/15/27 @ 104.06(a) ............................ 162 169
7.00%, 8/15/31, Callable 8/15/28 @ 103.5(a) ............................... 1,786 1,787
Voyager Parent LLC, 9.25%, 7/1/32, Callable 7/1/28 @ 104.63(a) .................... 1,581 1,680
Willis North America, Inc., 5.15%, 3/15/36, Callable 12/15/35 @ 100 ................. 520 499
WS Escrow LLC, 7.75%, 6/1/33, Callable 6/1/29 @ 103.88(a) ....................... 1,341 1,387
104,016
Health Care (4.5%):
Acadia Healthcare Co., Inc., 7.38%, 3/15/33, Callable 3/15/28 @ 103.69(a) ............. 772 797
AthenaHealth Group, Inc.
6.50%, 2/15/30, Callable 9/5/26 @ 101.63(a) ............................... 4,868 4,703
7.50%, 2/15/32, Callable 8/15/28 @ 103.75(a) .............................. 1,340 1,374
Centene Corp., 4.63%, 12/15/29, Callable 9/5/26 @ 101.54 ......................... 1,829 1,772
CHS/Community Health Systems, Inc.
4.75%, 2/15/31, Callable 8/21/26 @ 102.38(a) .............................. 1,500 1,336
10.88%, 1/15/32, Callable 2/15/27 @ 105.44(a) ............................. 621 655
9.75%, 1/15/34, Callable 8/15/28 @ 104.88(a) .............................. 1,280 1,297
DENTSPLY SIRONA, Inc., 8.38% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(b) . 1,401 1,395
Encompass Health Corp.
4.63%, 4/1/31, Callable 9/5/26 @ 102.31 .................................. 500 480
5.88%, 6/1/34, Callable 6/1/29 @ 102.94(a) ................................ 1,791 1,773
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100 ............................. 2,437 2,258
Medline Borrower LP, 5.25%, 10/1/29, Callable 9/5/26 @ 101.31(a) .................. 3,825 3,791
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 4/30/31, Callable 9/5/26 @ 102.56(a) ............................... 1,784 1,767
7.88%, 5/15/34, Callable 5/15/29 @ 103.94(a) .............................. 6,161 6,579
Paradigm Parent LLC and Paradigm Parent Co-Issuer, Inc., 8.75%, 4/17/32, Callable 4/17/28
@ 104.38(a) ...................................................... 886 813
Pediatrix Medical Group, Inc., 5.38%, 2/15/30, Callable 8/21/26 @ 101.34(a) ............ 2,386 2,332
Prestige Brands, Inc.
3.75%, 4/1/31, Callable 9/5/26 @ 101.88(a) ................................ 4,574 4,197
6.25%, 7/15/34, Callable 7/15/29 @ 103.13(a) .............................. 875 877
Prime Healthcare Services, Inc., 9.38%, 9/1/29, Callable 9/5/26 @ 104.69(a) ............ 2,211 2,306
Tenet Healthcare Corp.
6.13%, 10/1/28, Callable 8/21/26 @ 100 .................................. 1,879 1,880
6.00%, 11/15/33, Callable 11/15/28 @ 103(a) ............................... 89 89
42,471
Industrials (8.3%):
AAR Escrow Issuer LLC, 6.75%, 3/15/29 , Callable 8/16/26 @ 103.38(a) ............... 886 906
Advanced Drainage Systems, Inc., 5.38%, 3/1/34, Callable 3/1/29 @ 102.69(a) ........... 891 864
Alaska Airlines, Inc., 6.50%, 6/1/31, Callable 12/1/30 @ 100(a) ...................... 123 122
American Airlines, Inc., 7.25%, 2/15/28, Callable 8/16/26 @ 101.81(a) ................ 500 504
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a) ................ 215 214
Amsted Industries, Inc., 6.38%, 3/15/33, Callable 3/15/28 @ 103.19(a) ................ 1,936 1,950
Arcosa, Inc., 6.88%, 8/15/32, Callable 8/15/27 @ 103.44(a) ......................... 2,916 3,010
ATI, Inc., 5.88%, 6/15/33, Callable 6/15/29 @ 102.94 ............................. 447 450
Axon Enterprise, Inc., 6.25%, 3/15/33, Callable 3/15/28 @ 103.13(a) .................. 1,385 1,405
Beacon Mobility Corp., 7.25%, 8/1/30, Callable 8/1/27 @ 103.63(a) .................. 215 221
BlueLinx Holdings, Inc., 6.00%, 11/15/29, Callable 9/5/26 @ 101.5(a) ................. 550 542
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32, Callable 2/1/28 @ 103.75(a) 849 871
Builders FirstSource, Inc.
6.38%, 3/1/34, Callable 3/1/29 @ 103.19(a) ................................ 1,351 1,327
6.75%, 5/15/35, Callable 5/15/30 @ 103.38(a) .............................. 1,117 1,105
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 8/21/26 @ 100(a) .................. 1,000 960
Carpenter Technology Corp., 5.63%, 3/1/34, Callable 3/1/29 @ 102.81(a) ............... 1,081 1,066
Carrix, Inc., 6.13%, 8/1/33, Callable 8/1/29 @ 103.06(a) ........................... 1,117 1,112
Columbus McKinnon Corp., 7.13%, 2/1/33, Callable 2/1/29 @ 103.56(a) ............... 1,782 1,797
CompoSecure Holdings LLC, 5.63%, 2/1/33, Callable 2/1/29 @ 102.81(a) .............. 89 85
Cornerstone Building Brands, Inc., 9.50%, 8/15/29, Callable 9/5/26 @ 104.75(a)(g) ....... 7,163 3,695
Dcli Bidco LLC, 7.75%, 11/15/29, Callable 11/15/26 @ 103.88(a) .................... 1,003 1,031

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30, Callable 9/5/26 @ 103.31(a) .............................. $ 3,000 $ 3,051
6.75%, 7/15/31, Callable 7/15/27 @ 103.38(a) .............................. 1,275 1,309
Enpro, Inc., 6.13%, 6/1/33, Callable 6/1/28 @ 103.06(a) ........................... 850 853
EquipmentShare.com, Inc.
8.63%, 5/15/32, Callable 5/15/27 @ 104.31(a) .............................. 1,000 1,023
8.00%, 3/15/33, Callable 9/15/27 @ 104(a)(g) .............................. 332 336
7.13%, 7/1/34, Callable 7/1/29 @ 103.56(a) ................................ 900 861
Esab Corp.
6.25% , 4/15/29, Callable 8/16/26 @ 103.13(a) .............................. 500 505
5.63%, 4/1/31, Callable 4/1/28 @ 102.81(a) ................................ 1,338 1,324
Gates Corp., 6.88%, 7/1/29, Callable 8/16/26 @ 103.44(a) .......................... 1,000 1,021
Genesee & Wyoming, Inc., 6.25%, 4/15/32 , Callable 4/15/27 @ 103.13(a) .............. 1,654 1,665
Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28 @ 103.38(a) ...................... 1,940 1,972
Griffon Corp., 5.75%, 3/1/28, Callable 9/5/26 @ 100 .............................. 1,500 1,500
Herc Holdings, Inc.
7.25%, 6/15/33, Callable 6/15/28 @ 103.63(a) .............................. 981 1,012
6.00%, 3/15/34, Callable 3/15/29 @ 103(a)(g) .............................. 2,671 2,622
JB Poindexter & Co., Inc., 8.75%, 12/15/31, Callable 12/15/26 @ 104.38(a) ............. 100 103
JH North America Holdings, Inc., 6.13%, 7/31/32, Callable 7/31/28 @ 103.06(a) ......... 224 225
Lsf12 Helix Parent LLC, 7.13%, 2/1/33, Callable 2/1/28 @ 103.56(a)(g) ............... 891 875
Masterbrand, Inc., 7.00%, 7/15/32, Callable 7/15/27 @ 103.5(a)(g) ................... 3,500 3,504
OneSky Flight LLC, 8.88%, 12/15/29, Callable 12/15/26 @ 104.44(a) ................. 1,113 1,171
PODS LLC, 8.75%, 5/15/31, Callable 5/15/28 @ 104.38(a) ......................... 1,343 1,283
QXO Building Products, Inc., 6.75%, 4/30/32 , Callable 4/30/28 @ 103.38(a) ............ 2,009 2,052
RB Global Holdings, Inc., 7.75%, 3/15/31, Callable 8/16/26 @ 103.88(a) ............... 2,000 2,067
Resideo Funding II LLC, 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ................ 1,749 1,750
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 9/5/26 @ 101.09(a) ....... 1,000 971
RXO, Inc., 6.38%, 5/15/31, Callable 5/15/28 @ 103.19(a) .......................... 1,626 1,622
Science Applications International Corp., 5.88%, 11/1/33, Callable 11/1/28 @ 102.94(a) .... 447 438
Sensata Technologies, Inc., 6.63%, 7/15/32, Callable 7/15/27 @ 103.31(a) .............. 100 102
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32, Callable 8/15/27 @
103.38(a) ......................................................... 2,037 2,039
Spirit Airlines Pass Through Trust, 4.10%, 4/1/28 ................................ 1,400 1,325
Standard Building Solutions, Inc., 5.88%, 3/15/34, Callable 3/15/29 @ 102.94(a) ......... 2,214 2,127
Standard Industries, Inc., 3.38%, 1/15/31, Callable 9/5/26 @ 101.13(a) ................. 4,120 3,703
Star Leasing Co. LLC, 7.63%, 2/15/30 , Callable 2/15/27 @ 103.81(a) ................. 867 844
Synergy Infrastructure Holdings LLC, 7.00%, 7/15/34, Callable 7/15/29 @ 103.5(a) ....... 894 902
The GEO Group, Inc.
8.63%, 4/15/29, Callable 8/16/26 @ 104.31 ................................ 502 524
10.25%, 4/15/31, Callable 4/15/27 @ 105.13 ............................... 259 279
TriNet Group, Inc., 7.13%, 8/15/31, Callable 9/5/26 @ 103.56(a) ..................... 190 193
United Rentals North America, Inc.
4.00%, 7/15/30, Callable 8/16/26 @ 101.33 ................................ 1,500 1,424
6.13%, 3/15/34, Callable 3/15/29 @ 103.06(a) .............................. 1,797 1,823
Veritiv Operating Co., 10.50%, 11/30/30, Callable 11/30/26 @ 105.25(a) ............... 1,143 1,173
VT Topco, Inc., 8.50%, 8/15/30, Callable 9/5/26 @ 104.25(a)(g) ..................... 500 511
Waste Pro USA, Inc., 7.00%, 2/1/33, Callable 2/1/28 @ 103.5(a) ..................... 2,212 2,250
Watco Cos. LLC/Watco Finance Corp., 7.13%, 8/1/32, Callable 8/1/27 @ 103.56(a) ....... 1,000 1,028
WESCO Distribution, Inc., 5.50%, 4/15/34, Callable 4/15/29 @ 102.75(a) .............. 221 215
78,814
Information Technology (5.3%):
Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40 @ 100 .......................... 2,059 1,552
Capstone Borrower, Inc., 8.00%, 6/15/30, Callable 9/5/26 @ 104(a) ................... 1,820 1,770
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29, Callable 9/5/26 @ 101.81(a) ....... 2,500 1,294
Cloud Software Group LLC
6.50%, 3/31/29, Callable 8/16/26 @ 103.25(a) .............................. 4,806 4,701
9.00%, 9/30/29, Callable 9/5/26 @ 104.5(a) ................................ 3,179 3,117
CoreWeave, Inc., 9.25%, 6/1/30, Callable 6/1/27 @ 104.63(a)(g) ..................... 892 837
Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable 12/1/26 @ 103.25(a) ................. 2,472 2,381
NCR Voyix Corp., 5.13%, 4/15/29 , Callable 8/16/26 @ 100(a) ....................... 3,404 3,306
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a)(g) ............. 3,055 2,696

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100 .................................... $ 3,771 $ 3,392
5.70%, 2/4/36 , Callable 11/4/35 @ 100 ................................... 219 203
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 1,784 1,412
3.60%, 4/1/40, Callable 10/1/39 @ 100 ................................... 858 594
5.95%, 9/26/55, Callable 3/26/55 @ 100 .................................. 273 217
Qnity Electronics, Inc., 6.25%, 8/15/33, Callable 8/15/28 @ 103.13(a) ................. 1,000 1,005
Rocket Software, Inc.
9.00%, 11/28/28, Callable 8/16/26 @ 102(a) ................................ 4,385 4,340
6.50%, 2/15/29, Callable 9/5/26 @ 100(a)(g) ............................... 500 461
Sabre Financial Borrower LLC, 11.13%, 6/15/29, Callable 6/15/27 @ 105.56(a) .......... 3,120 3,283
Sabre GLBL, Inc., 11.13%, 7/15/30, Callable 7/15/27 @ 105.56(a) .................... 1,784 1,716
Salesforce, Inc., 2.70%, 7/15/41, Callable 1/15/41 @ 100 .......................... 3,837 2,515
UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @ 103.44(a) ............................ 6,187 6,061
Zebra Technologies Corp., 6.50%, 6/1/32, Callable 6/1/27 @ 103.25(a) ................ 1,500 1,517
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 8/16/26 @
100(a)(g) ......................................................... 2,000 1,664
50,034
Materials (2.5%):
AmeriTex HoldCo Intermediate LLC, 7.63%, 8/15/33, Callable 8/15/28 @ 103.81(a) ...... 2,309 2,378
Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @ 103.13(a) ........................ 500 504
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 9/5/26 @ 100(a) ............... 500 476
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32, Callable 4/15/28 @ 103.38(a) ...... 375 357
Commercial Metals Co., 6.00%, 12/15/35, Callable 12/15/30 @ 103(a) ................ 1,559 1,533
Compass Minerals International, Inc., 8.00%, 7/1/30, Callable 7/1/27 @ 104(a) ........... 443 462
Knife River Corp., 7.75%, 5/1/31, Callable 9/5/26 @ 103.88(a) ...................... 2,135 2,203
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 9/5/26 @ 100(a)(g) ................. 1,000 959
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100 ............. 1,139 820
Mativ Holdings, Inc., 8.00%, 10/1/29, Callable 10/1/26 @ 104(a)(g) .................. 850 841
Mauser Packaging Solutions Holding Co., 7.88%, 4/15/30, Callable 6/1/27 @ 103.94(a) .... 891 909
Novelis Corp.
6.88%, 1/30/30, Callable 1/30/27 @ 103.44(a) .............................. 295 303
6.38%, 8/15/33, Callable 8/15/28 @ 103.19(a) .............................. 891 889
Olin Corp., 6.63%, 4/1/33, Callable 4/1/28 @ 103.31(a) ........................... 543 531
Owens-Brockway Glass Container, Inc., 9.50%, 6/1/33, Callable 6/1/29 @ 104.75(a)(g) .... 1,344 1,322
Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable 3/1/28 @ 103.19(a) .................. 1,581 1,600
Sasol Financing USA LLC, 8.75%, 5/3/29, Callable 3/3/29 @ 100(a)(g) ................ 630 660
Solstice Advanced Materials, Inc., 5.63%, 9/30/33, Callable 9/30/28 @ 102.81(a) ......... 536 525
Sword Purchaser LLC
8.25%, 4/15/33 , Callable 4/15/29 @ 104.13(a) .............................. 968 990
10.50%, 4/15/34, Callable 4/15/29 @ 105.25(a) ............................. 1,786 1,850
Windsor Holdings III LLC, 8.50%, 6/15/30, Callable 8/16/26 @ 104.25(a) .............. 1,977 2,059
WR Grace Holdings LLC, 7.00%, 8/1/33, Callable 2/1/29 @ 103.5(a) ................. 891 855
23,026
Real Estate (2.2%):
Beacon Point DC LLC, 6.13%, 11/30/42, Callable 5/30/42 @ 100(a) .................. 881 843
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 9/1/31, Callable 9/1/26 @ 104.44(a) .... 1,500 1,571
Forestar Group, Inc., 6.50%, 3/15/33, Callable 3/15/28 @ 103.25(a) ................... 1,818 1,825
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.00%, 6/15/34, Callable 6/15/29
@ 103(a) ......................................................... 894 883
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%,
5/15/29, Callable 9/5/26 @ 100(a) ....................................... 500 487
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 4/15/36, Callable
10/15/35 @ 100(a) .................................................. 900 823
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 2/15/29, Callable 9/5/26 @ 100.75(a) ............................... 1,738 1,699
5.75%, 3/15/34, Callable 3/15/29 @ 102.88(a) .............................. 892 874
SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ....................... 1,053 1,062
Service Properties Trust
8.63%, 11/15/31, Callable 11/15/26 @ 104.31(a) ............................ 1,890 1,986
8.88%, 6/15/32, Callable 6/15/27 @ 104.44 ................................ 2,867 2,947
Sopaipilla Investor LLC, 7.53%, 11/30/48, Callable 5/30/48 @ 100(a) ................. 893 925

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
The Howard Hughes Corp.
4.38%, 2/1/31, Callable 8/21/26 @ 102.19(a) ............................... $ 3,146 $ 2,947
6.13%, 3/1/34, Callable 3/1/29 @ 103.06(a) ................................ 1,784 1,737
20,609
Utilities (1.1%):
Constellation Energy Generation LLC, 4.63%, 2/1/29, Callable 8/16/26 @ 102.31 ......... 3,600 3,571
Entergy Corp., 7.13% (H15T5Y+267bps), 12/1/54, Callable 9/1/29 @ 100(b) ............ 1,942 1,991
NRG Energy, Inc., 5.75%, 7/15/29, Callable 8/16/26 @ 100(a) ....................... 2,000 2,000
The Hertz Corp., 12.63%, 7/15/29, Callable 7/15/27 @ 106.31(a)(g) ................... 3,665 2,392
Vistra Operations Co. LLC, 6.88%, 4/15/32, Callable 4/15/27 @ 103.44(a) .............. 393 406
10,360
Total Corporate Bonds (Cost $576,395)
a
a
a
559,150
Yankee Dollars (17.5%)
Communication Services (2.0%):
Altice France Lux 3/Altice Holdings 1, 10.00%, 1/15/33, Callable 10/1/26 @ 101(a)(g) ..... 5,974 5,870
Altice France SA
9.50%, 11/1/29, Callable 10/1/26 @ 101(a) ................................ 1,355 1,372
6.88%, 10/15/30, Callable 10/1/26 @ 101(a) ............................... 2,737 2,672
6.50%, 4/15/32, Callable 10/1/26 @ 101(a) ................................ 554 537
Bell Telephone Co. of Canada or Bell Canada, 6.88% (H15T5Y+239bps), 9/15/55, Callable
6/15/30 @ 100(b) ................................................... 432 435
Fibercop SpA, 7.20%, 7/18/36, Callable 4/18/36 @ 100(a) ......................... 2,247 2,281
Iliad Holding SAS, 8.50%, 4/15/31, Callable 4/15/27 @ 104.25(a) .................... 950 1,000
Rogers Communications, Inc., 7.00% (H15T5Y+265bps), 4/15/55, Callable 2/14/30 @ 100(b) 873 877
Telecom Italia Capital SA, 7.20%, 7/18/36 ..................................... 1,547 1,670
TELUS Corp., 6.38% (H15T5Y+269bps), 6/9/56, Callable 3/9/31 @ 100(b) ............. 683 674
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31, Callable 9/5/26 @ 102.38(a) ............ 2,212 1,747
19,135
Consumer Discretionary (4.9%):
A&K Travel Group Holdings Ltd., 7.50%, 5/15/33, Callable 5/15/29 @ 103.75(a) ......... 1,692 1,684
Belron UK Finance PLC, 5.75%, 10/15/29, Callable 10/15/26 @ 102.88(a) .............. 1,225 1,225
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33, Callable 12/15/28
@ 102.88(a) ...................................................... 2,603 2,510
Carnival Corp. Ltd., 6.13%, 2/15/33, Callable 2/15/28 @ 103.06(a) ................... 4,258 4,259
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 1/15/29, Callable 9/5/26 @ 104.19(a) ............................... 2,230 2,210
11.50%, 8/15/29, Callable 11/15/26 @ 105.75(a) ............................ 3,529 3,712
8.75%, 1/15/32, Callable 1/15/27 @ 104.38(a)(g) ............................ 2,782 2,699
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29, Callable 11/15/26 @ 104.38(a) 1,728 1,744
Mattamy Group Corp.
4.63%, 3/1/30, Callable 9/5/26 @ 101.54(a) ................................ 1,409 1,349
6.00%, 12/15/33, Callable 12/15/28 @ 103(a) ............................... 890 850
NCL Corp. Ltd.
6.75%, 2/1/32, Callable 2/1/28 @ 103.38(a) ................................ 7,550 7,400
6.25%, 9/15/33, Callable 9/15/28 @ 103.13(a) .............................. 1,728 1,642
Royal Caribbean Cruises Ltd.
6.00%, 2/1/33, Callable 8/1/27 @ 103(a) .................................. 10,857 10,938
5.25%, 2/27/38, Callable 8/27/37 @ 100 .................................. 3,019 2,836
Viking Cruises Ltd.
9.13%, 7/15/31, Callable 8/21/26 @ 104.56(a) .............................. 322 337
5.88%, 10/15/33, Callable 10/15/28 @ 102.94(a) ............................ 342 338
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 8/21/26 @ 100(a) .......... 323 323
46,056
Consumer Staples (0.3%):
Opal Bidco SAS, 6.50%, 3/31/32, Callable 3/31/28 @ 103.25(a) ..................... 2,800 2,819
Energy (0.4%):
Breakwater Energy Holdings SARL, 9.25%, 11/15/30, Callable 11/15/27 @ 104.63(a) ...... 919 971
Consolidated Energy Finance SA, 12.00%, 2/15/31, Callable 2/15/27 @ 106(a)(g) ......... 834 870
Northriver Midstream Finance LP, 6.75%, 7/15/32, Callable 7/15/27 @ 103.38(a) ......... 500 503

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... $ 508 $ 530
Vermilion Energy, Inc., 7.25%, 2/15/33, Callable 2/28/28 @ 103.63(a) ................. 920 909
3,783
Financials (5.3%):
Ardonagh Finco Ltd., 7.75%, 2/15/31, Callable 2/15/27 @ 103.88(a) .................. 4,142 4,203
Ardonagh Group Finance Ltd., 8.88%, 2/15/32, Callable 2/15/27 @ 104.44(a) ........... 10,876 10,830
Azorra Finance Ltd., 6.25%, 2/15/34, Callable 2/15/29 @ 103.13(a) ................... 2,250 2,212
CI Financial Corp.
7.50%, 5/30/29, Callable 4/30/29 @ 100(a) ................................ 1,629 1,699
4.10%, 6/15/51, Callable 12/15/50 @ 100 ................................. 1,028 667
CI Financial Holdings Ltd., 7.63% (H15T5Y+325bps), 7/23/56, Callable 4/23/31 @ 100(a)(b)
(g) ............................................................. 4,464 4,488
Flutter Treasury DAC, 5.88%, 6/4/31, Callable 4/15/27 @ 102.94(a) .................. 732 724
GGAM Finance Ltd.
6.88%, 4/15/29 , Callable 9/5/26 @ 103.44(a) ............................... 1,100 1,119
5.88%, 3/15/30, Callable 9/15/26 @ 102.94(a) .............................. 528 527
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 2/15/31, Callable 2/15/27 @ 103.63(a) .............................. 1,226 1,215
8.13%, 2/15/32, Callable 2/15/27 @ 104.06(a) .............................. 10,310 9,587
IHO Verwaltungs GmbH
6.38%, 5/15/29, Callable 8/16/26 @ 101.06(a)(r) ............................ 1,024 1,031
8.00%, 11/15/32, Callable 11/15/27 @ 104(a)(s) ............................. 1,013 1,064
7.38%, 5/15/33, Callable 5/15/29 @ 103.69(a)(t) ............................ 446 462
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30, Callable 9/5/26 @ 104.25(a) ............................... 3,866 3,996
6.88%, 10/1/33, Callable 10/1/28 @ 103.44(a)(g) ............................ 6,062 5,720
Lehman Brothers Treasury Co. B.V., MTN(i)(u) ................................. 1,447 — (q)
UniCredit SpA, 5.86% (USISOA05+370bps), 6/19/32, Callable 6/19/27 @ 100(a)(b) ...... 817 820
50,364
Health Care (1.0%):
1261229 BC Ltd., 10.00%, 4/15/32, Callable 4/15/28 @ 105(a) ...................... 5,723 5,850
Bausch + Lomb Corp., 8.38%, 10/1/28, Callable 8/16/26 @ 104.19(a) ................. 600 616
Perrigo Finance Unlimited Co., 6.13%, 9/30/32, Callable 9/30/27 @ 103.06(g) ........... 3,195 3,035
9,501
Industrials (2.8%):
ATS Corp., 4.13%, 12/15/28, Callable 9/5/26 @ 100(a) ............................ 1,000 973
Avianca Midco 2 PLC
9.63%, 2/14/30, Callable 2/14/27 @ 104.81(a) .............................. 2,076 1,997
9.50%, 1/28/31, Callable 1/28/28 @ 104.75(a) .............................. 3,702 3,468
10.25%, 1/7/32, Callable 7/7/28 @ 105.13(a) ............................... 447 419
Bombardier, Inc.
7.25%, 7/1/31, Callable 7/1/27 @ 103.63(a) ................................ 1,345 1,403
6.75%, 6/15/33, Callable 6/15/28 @ 103.38(a) .............................. 1,788 1,841
5.88%, 1/15/35, Callable 7/15/29 @ 102.94(a) .............................. 299 296
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31, Callable 11/15/27 @ 104.31(a)(g) ....... 3,410 3,435
Latam Airlines Group SA, 7.88%, 4/15/30, Callable 10/15/26 @ 103.94(a) .............. 1,548 1,600
NES Fircroft Bondco AS, 10.00%, 8/13/31 , Callable 8/13/28 @ 105(a) ................. 2,250 2,282
Seaspan Corp. PTE Ltd., 5.50%, 8/1/29, Callable 9/5/26 @ 100(a) .................... 750 728
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 6/1/28, Callable 9/5/26 @ 102.38(a)(g) .............................. 2,353 2,387
6.38%, 2/1/30, Callable 9/5/26 @ 101.59(a)(g) .............................. 2,192 2,071
8.75%, 1/15/32, Callable 7/15/28 @ 104.38(a)(g) ............................ 3,566 3,504
26,404
Information Technology (0.2%):
Kioxia Holdings Corp., 6.63%, 7/24/33, Callable 7/24/28 @ 103.31(a) ................. 1,660 1,715
Materials (0.6%):
Aris Mining Corp., 8.00%, 10/31/29, Callable 10/31/26 @ 104(a) .................... 900 933
Australian Metcoal Financing Pty Ltd., 6.75%, 4/22/34, Callable 2/22/34 @ 100(a) ........ 750 761
Ivanhoe Mines Ltd., 7.88%, 1/23/30, Callable 1/23/27 @ 103.94(a) ................... 1,614 1,627

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
NOVA Chemicals Corp.
4.25%, 5/15/29, Callable 9/5/26 @ 100 (a) ................................. $ 2,215 $ 2,163
7.00%, 12/1/31, Callable 12/1/27 @ 103.5(a) ............................... 295 310
5,794
Total Yankee Dollars (Cost $164,157)
a
a
a
165,571
Municipal Bonds (0.1%)
Illinois (0.1%):
City of Chicago, GO, Series A, 6.33%, 1/1/33 ................................... 715 713
Total Municipal Bonds (Cost $715)
a
a
a
713
U.S. Treasury Obligations (0.1%)
U.S. Treasury Notes, 4.25%, 5/15/35 ......................................... 1,116 1,083
Total U.S. Treasury Obligations (Cost $1,087)
a
a
a
1,083
Shares
Exchange-Traded Funds (1.0%)
iShares BB Rated Corporate Bond ETF(g) ..................................... 148,006 6,872
State Street SPDR Portfolio High Yield Bond ETF ............................... 105,000 2,443
Total Exchange-Traded Funds (Cost $9,343)
a
a
a
9,315
Short-Term Investments (15.5%)
Collateral for Securities Loaned (6.4%):^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.57%(v) ........ 15,123,297 15,124
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.60%(v) ............ 15,123,297 15,123
Invesco Government & Agency Portfolio, Institutional Shares, 3.66%(v) ............... 15,123,297 15,123
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.59%(v) . 15,123,297 15,123
60,493
Principal Amount
(000)
a a a a
Commercial Paper (0.0%):(e)
Consumer Discretionary (0.0%):(e)
Genuine Parts Co., 4.23%, 8/5/26(a)(w) ....................................... $ 600 600
600
Repurchase Agreements (9.1%):
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 3.60%, 8/3/26, purchased on 7/31/26, with a maturity date of 8/3/26, with a repurchase value of $6,002 (collateralized by a U.S. Treasury Notes, 3.75%, due 5/31/30, with a value of $6,120) ................... 86,000 86,000
Total Short-Term Investments (Cost $147,093)
a
a
a
147,093
Total Investments (Cost $1,023,188) — 106.1% 1,004,258
Liabilities in excess of other assets —  (6.1)% (57,685)
NET ASSETS - 100.00% $ 946,573
At July 31, 2026, the Fund's investments in foreign securities were 19.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2026, the fair value of these securities was
$677,857 (thousands) and amounted to 71.6% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2026.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2026.
(e) Amount represents less than 0.05% of net assets.
(f) Non-income producing security.
(g) All or a portion of this security is on loan.
(h) Security was fair valued using significant unobservable inputs as of July 31, 2026.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
(j) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(k) Currently the issuer is in default with respect to interest and/or principal payments.
(l) Up to 0.50% of the coupon may be PIK.
(m) Up to 1.88% of the coupon may be PIK.
(n) Up to 10.75% of the coupon may be PIK.
(o) Up to 5.75% of the coupon may be PIK.
(p) Up to 6.00% of the coupon may be PIK.
(q) Rounds to less than $1 thousand.
(r) Up to 7.13% of the coupon may be PIK.
(s) Up to 8.75% of the coupon may be PIK.
(t) Up to 8.13% of the coupon may be PIK.
(u) Zero-coupon bond.
(v) Rate disclosed is the daily yield on July 31, 2026.
(w) Rate represents the effective yield at July 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
ETF
—
Exchange-Traded Fund
GO
—
General Obligation
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
RB
—
Revenue Bond
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of July 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of July 31, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of July 31, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of July 31, 2026.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of July 31, 2026.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 44 9/21/26 $ 4,802 $ 4,752 $ (50)
30-Year U.S. Treasury Bond Futures ..... 7 9/21/26 772 758 (14)
5-Year U.S. Treasury Note Futures ....... 88 9/30/26 9,402 9,325 (77)
$ (141)
Total unrealized appreciation $ —
Total unrealized depreciation (141)
Total net unrealized appreciation (depreciation) $ (141)